UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2016 through August 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Municipal Bond Funds

August 31, 2016 (Unaudited)

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 22, 2016 (Unaudited)

Dear Shareholder;

The U.S. continued to lead a slow global economic expansion through August 2016, further raising pressure on the U.S. Federal Reserve (the “Fed”) to begin raising interest rates even as leading central banks elsewhere extended their extraordinary stimulus efforts.

“It is especially notable that in the wake of a sell-off in June, financial markets fully recovered in the following two months.”

Amid uncertainty about China’s economic outlook in early 2016, a sharp sell-off in financial markets following Britain’s June 23rd vote to exit the European Union and low U.S. inflation, the Fed declined to raise rates at its May and July meetings. However, financial markets rebounded quickly from the so-called Brexit sell-off and investor concerns about China’s economy receded. By August 2016, investors’ appetite for risk had returned, driving up prices for both stocks and bonds and pushing market volatility to record lows.

Meanwhile, U.S. gross domestic product remained low but positive through the first and second quarters of 2016. Unemployment remained at 5.0% or lower from February through August and sales of new homes in the U.S. returned to levels last seen before the 2008 financial crisis.

Overseas, the European Central Bank (ECB) surprised financial markets in early March with a further cut in interest rates and an expansion of its own quantitative easing program, along with other specific stimulus policies. In July, the ECB maintained its key interest rate at zero. Partly in response to the Brexit vote, Britain’s central bank cut interest rates in August to their lowest level in the bank’s 322-year history and reintroduced a quantitative easing program and began buying corporate bonds. After introducing negative interest rates in early 2016 to combat sputtering growth, the Bank of Japan changed direction in early September 2016 and unveiled a “yield curve control” to improve commercial bank earnings and investment returns for pension funds and insurers.

The ultimate effect of these central bank actions was to produce negative yields on government bonds in Europe and Japan, which led to a bond market rally in the U.S. as investors sought returns in U.S. Treasury bonds. Bond yields generally move in the opposite direction of bond prices and the bond market rally pushed Treasury bond yields to record lows in July.

In this environment, the financial market’s implied probability of an interest rate increase at the Fed’s September 2016 meeting rose to 36% at the end of August. However, the U.S. central bank declined to raise rates, citing below-target inflation data and concerns about continued job growth.

While Fed Chairwoman Janet Yellen indicated there is a greater likelihood of an interest rate increase in December 2016, both the International Monetary Fund and the World Bank have issued warnings about slowing economic growth in the U.S. and the rest of the world.

During the six months ended August 31, 2016, U.S. investors generally enjoyed solid returns in both bond and stock markets. It is especially notable that in the wake of a sell-off in June, financial markets fully recovered in the following two months. We believe this outcome clearly illustrates the wisdom of an investment perspective that is diversified, persistent and is guided by a long-term vision.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	1

J.P. Morgan Municipal Bond Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

Overall, U.S. financial markets provided positive returns for the six month reporting period and rebounded from a startling but short sell-off in late June that was sparked by the British vote to exit the European Union. Continued low interest rates in the U.S. and negative rates elsewhere, along with generally strong U.S. corporate earnings, supported increased investment in U.S. equities during the six month period. Meanwhile, a global bond market rally drove government bond yields, which generally move inversely to bond prices, into negative territory in Japan and Europe. Overseas buying of U.S. debt helped push yields on 10-year Treasury bonds to a record low of 1.32% in July.

During the six month reporting period, U.S. interest rates fell and the yield curve, which shows the relationship between yields and maturity dates for a set of similar bonds, flattened out. Short term interest rates hovered near historic lows and long term interest rates moved lower. Overseas investors, responding to negative bond yields in Japan and Europe, bought U.S. debt and helped push bond yields lower. Municipal bonds in the U.S. generally continued to provide positive returns as investors sought to benefit from higher quality, income producing and tax advantages of the asset class.

2	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

JPMorgan Municipal Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.37%
Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	2.16%

Net Assets as of 8/31/2016 (In Thousands)	$312,703
Duration as of 8/31/2016	4.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Municipal Income Fund (the “Fund”) seeks current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund outperformed the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration profile amid declining interest rates was a leading contributor to performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s allocation to the higher-yielding housing revenue bond and industrial development revenue/pollution control revenue bond sectors and its overweight allocation to the leasing and water & sewer sectors also contributed to relative performance. The Fund’s underweight position in the pre-refunded debt sector also helped relative performance.

The Fund’s underweight positions in bonds issued by New Jersey and Illinois was a leading detractor from performance relative to the Benchmark. The Fund’s underweight position in bonds rated BBB and its underweight position in the transportation revenue bond sector also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to emphasize higher yielding sectors, particularly the housing sector. Over the six month period, the Fund’s average duration was longer than that of the Benchmark.

CREDIT QUALITY ALLOCATIONS***
AAA	24.1%
AA	49.7
A	17.5
BBB	4.1
BB	0.5
NR	4.1

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 4.8% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	3

JPMorgan Municipal Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 23, 1993
With Sales Charge**		(1.67)%	1.45%	2.63%	3.36%
Without Sales Charge		2.13	5.41	3.41	3.75
CLASS C SHARES	November 4, 1997
With CDSC***		0.95	3.85	2.84	3.16
Without CDSC		1.95	4.85	2.84	3.16
SELECT CLASS SHARES	February 9, 1993	2.37	5.81	3.69	4.02

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/06 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Municipal Income Fund, the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2006 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The

Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

JPMorgan Ohio Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.84%
Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	2.16%

Net Assets as of 8/31/2016 (In Thousands)	$133,295
Duration as of 8/31/2016	4.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Ohio Municipal Bond Fund (the “Fund”) seeks current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund underperformed the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight and shorter duration in the transportation sector and bonds rated single A detracted from performance. The Fund’s underweight position in state general obligation and special tax bonds also hindered relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

The Fund’s overweight position and longer duration in local obligation bonds was a leading contributor to performance relative to the Benchmark. The Fund’s overweight position and longer duration in the education and water & sewer sectors and in bonds rated AA also helped relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s average duration contracted relative to the Benchmark as interest rates trended lower during the reporting period. The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund managers preferred essential service sectors. However, Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the Ohio municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	16.2%
AA	69.2
A	12.5
NR	2.1

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 18.7% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	5

JPMorgan Ohio Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		(2.12)%	0.40%	2.08%	3.20%
Without Sales Charge		1.71	4.33	2.87	3.60
CLASS C SHARES	February 19, 2005
With CDSC***		0.38	2.64	2.25	2.97
Without CDSC		1.38	3.64	2.25	2.97
SELECT CLASS SHARES	July 2, 1991	1.84	4.61	3.12	3.86

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/06 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Ohio Municipal Bond Fund, the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2006 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The

Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.16%
Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index	0.69%

Net Assets as of 8/31/2016 (In Thousands)	$2,357,008
Duration as of 8/31/2016	3.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund outperformed the Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration profile was a leading contributor to performance amid falling interest rates. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s positioning at the short and long ends of the yield curve was also a significant contributor to relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

The Fund’s underweight position in pre-refunded debt and its overweight positions in the leasing, education and transportation sectors and its overweight position in New York State bonds also contributed to relative performance.

The Fund’s underweight positions both in bonds rated A and BBB and in the housing and resource recovery bond sectors were leading detractors from performance relative to the Benchmark. The Fund’s underweight position in bonds from New Jersey also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk, while maintaining the Fund’s bias toward higher quality issuances.

CREDIT QUALITY ALLOCATIONS***
AAA	27.6%
AA	50.9
A	18.6
BBB	1.6
NR	1.3

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 4.5% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	7

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 4, 1998
With Sales Charge**		(1.28)%	0.48%	0.54%	1.80%
Without Sales Charge		1.02	2.76	0.99	2.03
CLASS C SHARES	November 1, 2001
With CDSC***		(0.32)	1.23	0.47	1.51
Without CDSC		0.68	2.23	0.47	1.51
INSTITUTIONAL CLASS SHARES	June 19, 2009	1.27	3.27	1.47	2.46
SELECT CLASS SHARES	May 4, 1998	1.16	3.02	1.24	2.28

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/06 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Institutional Class Shares prior to its inception are based on the performance of Select Class Shares. The actual returns of Institutional Class Shares would have been different than those shown because Institutional Class Shares had different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short-Intermediate Municipal Bond Fund, the Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index and the Lipper Short-Intermediate Municipal Debt Funds Index from August 31, 2006 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. The Lipper Short-Intermediate Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	3.95%
Barclays Municipal Bond Index	3.14%

Net Assets as of 8/31/2016 (In Thousands)	$365,729
Duration as of 8/31/2016	6.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund outperformed the Barclays Municipal Bond Index (the “Benchmark”). Relative to the Benchmark, the Fund’s longer duration profile and its overweight positions in the short and long ends of the yield curve were leading contributors to performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s overweight position in water & sewer bonds and its underweight position in state general obligation bonds also contributed to relative performance, as did the Fund’s overweight position in California bonds and its underweight position in Florida bonds.

The Fund’s overweight position in pre-refunded bonds and its underweight positions in industrial development revenue/pollution control revenue bonds and housing bonds were leading detractors from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk. For liquidity, and to enhance the Fund’s overall credit quality, the Fund maintained its overweight position versus the Benchmark in pre-refunded bonds.

CREDIT QUALITY ALLOCATIONS***
AAA	26.4%
AA	57.3
A	10.2
BBB	3.6
NR	2.5

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, Standard & Poor’s (“S&P”), is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 20.0% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	9

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 1988
With Sales Charge**		0.05%	3.56%	4.04%	3.92%
Without Sales Charge		3.95	7.63	4.83	4.32
CLASS C SHARES	July 1, 2008
With CDSC***		2.55	5.87	4.12	3.61
Without CDSC		3.55	6.87	4.12	3.61
SELECT CLASS SHARES	February 1, 1995	3.97	7.77	5.01	4.49

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/06 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception are based on the performance of Class B Shares, all of which converted to Class A Shares on June 19, 2015. The actual returns of Class C Shares would have been similar to those shown because Class C Shares had similar expenses to Class B Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund, the Barclays Municipal Bond Index and the Lipper General & Insured Municipal Debt Funds Index from August 31, 2006 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Barclays Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General & Insured Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Lipper General & Insured Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 94.5% (t)
	Alabama — 0.8%
	Utility — 0.8%
2,000	The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.000%, 09/01/31	2,536

	Alaska — 0.7%
	Housing — 0.3%
1,000	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 3.500%, 06/01/46	1,083

	Other Revenue — 0.4%
1,195	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	1,214

	Total Alaska	2,297

	Arizona — 1.9%
	Water & Sewer — 1.9%
2,645	City of Scottsdale, Water & Sewer System, Rev., 5.250%, 07/01/22	3,273
2,150	City of Tucson, Water System, Rev., 5.000%, 07/01/24	2,723

	Total Arizona	5,996

	Arkansas — 0.0% (g)
	Housing — 0.0% (g)
15	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.500%, 01/01/37	15

	California — 2.4%
	General Obligation — 0.3%
1,000	Salinas Union High School District, GO, Zero Coupon, 08/01/20	941

	Housing — 0.1%
205	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	211

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
1,750	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-2, Rev., VAR, AMT, 3.125%, 11/03/25	1,861

	Prerefunded — 1.1%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/18 (p)	1,089
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/20 (p)	2,343

		3,432

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.3%
1,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., VAR, 1.875%, 04/01/19	1,021

	Total California	7,466

	Colorado — 1.5%
	Certificate of Participation/Lease — 0.2%
625	Pueblo County Judicial Complex Project, COP, AGM, 5.000%, 09/15/21	730

	General Obligation — 0.4%
1,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	1,185

	Hospital — 0.8%
2,415	Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project, Series B, Rev., 5.000%, 09/01/22	2,511

	Housing — 0.1%
	Denver City & County, Single Family Home Mortgage, Metropolitan Mayors Caucus Program,
75	Rev., GNMA COLL, 6.150%, 11/01/34	77
25	Series A, Rev., GNMA/FNMA/FHLMC, 7.300%, 11/01/31	25
140	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	143

		245

	Total Colorado	4,671

	Connecticut — 1.9%
	Education — 1.4%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
760	Series A, Rev., 4.000%, 11/15/19	807
1,560	Series A, Rev., 5.250%, 11/15/23	1,800
1,500	Series A, Rev., 5.250%, 11/15/24	1,731

		4,338

	Housing — 0.5%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
625	Subseries A-1, Rev., 4.000%, 11/15/45	681
1,000	Subseries E-1, Rev., 3.500%, 11/15/46	1,080

		1,761

	Total Connecticut	6,099

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	11

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Delaware — 0.2%
	Housing — 0.2%
	Delaware State Housing Authority, Senior Single Family Mortgage,
415	Series A-1, Rev., AMT, 4.900%, 07/01/29	450
240	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.625%, 01/01/23	242

	Total Delaware	692

	District of Columbia — 1.2%
	Water & Sewer — 1.2%
3,000	District of Columbia Water & Sewer Authority Public Utility, Subordinate Lien, Green Bonds, Series A, Rev., 5.000%, 10/01/45	3,650

	Florida — 12.1%
	Certificate of Participation/Lease — 3.6%
4,000	Collier County School Board, Master Lease Program, Series A, COP, AGM, 5.250%, 02/15/21	4,721
2,250	South Florida Water Management District, COP, 5.000%, 10/01/32	2,791
3,000	The School Board of Miami-Dade County, Series D, COP, 5.000%, 02/01/27	3,761

		11,273

	Hospital — 0.4%
1,100	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group, Rev., 5.000%, 12/01/21	1,282

	Housing — 1.2%
420	Broward County Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.500%, 04/01/27	422
	Florida Housing Finance Corp., Homeowner Mortgage Special Program,
635	Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	666
615	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	652
705	Series B, Rev., GNMA COLL, 4.500%, 01/01/29	752
440	Hillsborough County Housing Finance Authority, Single Family Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/27	439
470	Orange County Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.125%, 09/01/38	483
435	Pinellas County Housing Finance Authority, Multi-County Program, Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 09/01/27	443

		3,857

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
835	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	989
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	513

		1,502

	Other Revenue — 1.4%
1,600	County of Lee, Florida Solid Waste System, Rev., AMT, NATL-RE, 5.000%, 10/01/22 (w)	1,891
2,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series A, Rev., 5.000%, 02/01/27	2,445

		4,336

	Transportation — 1.6%
2,635	City of Orlando, Greater Orlando Aviation Authority, Airport Facilities, Series B, Rev., AMT, 5.000%, 10/01/26	3,028
1,500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,789

		4,817

	Utility — 3.4%
5,000	City of Port St. Lucie, Utility Systems, Rev., NATL-RE, 5.250%, 09/01/24	6,260
800	Florida Municipal Power Agency, All Requirements Power Supply Project, Series A, Rev., 5.000%, 10/01/30	1,006
2,000	Palm Beach County Solid Waste Authority, Rev., BHAC, 5.500%, 10/01/22	2,287
1,000	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	1,152

		10,705

	Total Florida	37,772

	Georgia — 1.2%
	Housing — 0.2%
590	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/41	620

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 1.0%
3,000	Monroe County Development Authority, Pollution Control, Oglethorpe Power Corp. Scherer Project, Series A, Rev., VAR, 2.400%, 04/01/20	3,109

	Total Georgia	3,729

	Hawaii — 0.5%
	General Obligation — 0.5%
1,470	City & County of Honolulu, Series D, GO, 5.250%, 09/01/26	1,664

	Illinois — 1.0%
	General Obligation — 0.7%
2,000	Chicago Board of Education, Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,130

	Housing — 0.1%
	City of Aurora, Single Family Mortgage,
206	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.500%, 12/01/39	213
209	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	215
25	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., GNMA COLL, 7.600%, 04/01/27	25

		453

	Prerefunded — 0.2%
555	City of Chicago, Single Family Mortgage, Series K, Rev., FHLMC COLL, 5.350%, 12/01/16 (p)	589

	Total Illinois	3,172

	Indiana — 2.5%
	Hospital — 0.7%
1,670	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., 5.000%, 11/15/34	2,048

	Housing — 0.2%
735	Indiana Housing & Community Development Authority, Home First Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	782

	Other Revenue — 0.8%
2,000	City of Whiting, Environmental Facilities, BP Products North America, Inc. Project, Rev., VAR, AMT, 5.000%, 11/01/22	2,370

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 0.8%
1,250	Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project, Series A, Rev., 5.000%, 10/01/30	1,489
1,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19	1,054

		2,543

	Total Indiana	7,743

	Iowa — 0.9%
	Education — 0.6%
	Iowa Student Loan Liquidity Corp., Student Loan,
500	Series A, Rev., AMT, 5.000%, 12/01/18	543
1,000	Series A, Rev., AMT, 5.000%, 12/01/25	1,211

		1,754

	Housing — 0.3%
	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
185	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	194
720	Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/46	796

		990

	Total Iowa	2,744

	Kentucky — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
500	County of Carroll, Kentucky Pollution Control, Kentucky Utilities Company Project, Series A, Rev.,VAR, 1.050%, 09/01/19	500

	Louisiana — 0.5%
	Housing — 0.5%
615	Calcasieu Parish Public Trust Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 09/01/38	640
193	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	199
390	Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	402

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	13

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
185	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.600%, 12/01/28	191

	Total Louisiana	1,432

	Maine — 0.6%
	Housing — 0.6%
	Maine State Housing Authority,
1,020	Series A, Rev., 4.000%, 11/15/45	1,119
365	Series A-1, Rev., AMT, 4.500%, 11/15/28	389
295	Series B, Rev., 4.000%, 11/15/43	313

	Total Maine	1,821

	Massachusetts — 8.8%
	Education — 1.1%
1,000	Massachusetts Educational Financing Authority, Education Loan, Rev., AMT, 5.000%, 07/01/21	1,140
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	1,189
1,060	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17 (p)	1,112

		3,441

	General Obligation — 1.0%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	3,024

	Housing — 0.3%
	Massachusetts Housing Finance Agency, Single Family Housing,
445	Series 169, Rev., 4.000%, 12/01/44	473
500	Series 183, Rev., 3.500%, 12/01/46	537

		1,010

	Water & Sewer — 6.4%
5,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.250%, 08/01/24	6,513
	Massachusetts Water Resources Authority,
7,925	Series B, Rev., AGM, 5.250%, 08/01/28	10,799
2,000	Series B, Rev., AGM, 5.250%, 08/01/29	2,761

		20,073

	Total Massachusetts	27,548

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — 1.4%
	Housing — 0.6%
2,030	Michigan State Housing Development Authority, Rental Housing, Series D, Rev., AMT, AGM, 4.950%, 04/01/21	2,035

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
570	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev.,VAR, 1.450%, 09/01/21	570
1,705	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	1,917

		2,487

	Total Michigan	4,522

	Minnesota — 2.3%
	General Obligation — 0.0% (g)
35	State of Minnesota, Series A, GO, 5.000%, 10/01/21 (p)	42

	Housing — 2.3%
	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program,
465	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/35	493
489	Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 12/01/40	493
30	Series B, Rev., GNMA/FNMA/FHLMC, 5.150%, 12/01/38	31
590	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/19	592
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
197	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	198
545	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	580
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
630	Series A, Rev., GNMA/FNMA/FHLMC, 4.250%, 07/01/28	657
320	Series D, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/34	337

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,192
1,070	Rev., 5.250%, 08/01/25	1,253
825	Rev., 5.250%, 08/01/26	964
455	Minnesota Housing Finance Agency, Residential Housing Finance, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	474

		7,264

	Total Minnesota	7,306

	Mississippi — 0.7%
	Housing — 0.7%
695	Mississippi Home Corp., Home Ownership Mortgage, Series A, Rev., GNMA COLL, 4.500%, 12/01/31	732
1,450	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	1,506

	Total Mississippi	2,238

	Missouri — 1.5%
	Housing — 0.8%
1,880	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.500%, 05/01/41	2,038
105	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.050%, 03/01/38	108
340	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/27	363

		2,509

	Transportation — 0.7%
2,105	City of St. Louis, Lambert-St. Louis International Airport, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,178

	Total Missouri	4,687

	Nevada — 0.5%
	Housing — 0.0% (g)
74	Nevada Rural Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 11/01/40	74

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.5%
1,360	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 01/01/18 (p)	1,439

	Total Nevada	1,513

	New Hampshire — 2.0%
	Education — 1.9%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,550
900	Rev., NATL-RE, 5.500%, 06/01/27	1,217

		5,767

	Housing — 0.1%
370	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	393

	Total New Hampshire	6,160

	New Jersey — 3.0%
	Education — 0.9%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	269
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	551
1,750	Series 1A, Rev., AMT, 5.000%, 12/01/24	2,070

		2,890

	General Obligation — 0.5%
1,215	Egg Harbor Township Board of Education, GO, AGM, 5.750%, 07/15/24	1,567

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	508

	Other Revenue — 0.7%
	New Jersey Health Care Facilities Financing Authority, University Hospital Issue,
1,000	Series A, Rev., AGM, 5.000%, 07/01/22	1,188
820	Series A, Rev., AGM, 5.000%, 07/01/23	989

		2,177

	Transportation — 0.7%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.500%, 12/15/21	2,333

	Total New Jersey	9,475

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	15

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Mexico — 0.2%
	Housing — 0.2%
625	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	627

	New York — 11.6%
	Housing — 1.3%
	New York Mortgage Agency, Homeowner Mortgage,
1,745	Series 195, Rev., 4.000%, 10/01/46	1,919
1,665	Series 197, Rev., 3.500%, 10/01/44	1,805
450	New York State Mortgage Agency, 39th Series, Rev., 5.000%, 04/01/28	478

		4,202

	Other Revenue — 2.4%
4,000	New York State Dormitory Authority, Sales Tax, Series B, Rev., 5.000%, 03/15/30	5,082
	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds,
400	Rev., 5.000%, 05/15/22	471
1,660	Rev., 5.000%, 05/15/23	1,990

		7,543

	Prerefunded — 0.0% (g)
5	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/19 (p)	5

	Special Tax — 2.7%
1,995	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/24	2,207
1,000	New York State Dormitory Authority, Personal Education, Series C, Rev., 5.000%, 03/15/26	1,064
4,000	New York State Urban Development Corp., State Personal Income Tax, Series A, Rev., 5.000%, 03/15/32	5,003

		8,274

	Transportation — 2.8%
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.000%, 11/15/29	3,657
3,000	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.000%, 10/15/30	3,801
1,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Rev., 5.000%, 11/15/29	1,215

		8,673

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 2.4%
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	1,253
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects — Second Resolution,
2,500	Series A, Rev., 5.250%, 06/15/27	2,807
3,000	Series B, Rev., 5.000%, 06/15/28	3,550

		7,610

	Total New York	36,307

	North Carolina — 2.1%
	Other Revenue — 0.4%
1,000	County of Randolph, Limited Obligation, Series B, Rev., 5.000%, 10/01/26	1,286

	Prerefunded — 0.5%
1,355	University of North Carolina, Series A, Rev., 5.250%, 10/01/19 (p)	1,542

	Water & Sewer — 1.2%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	3,741

	Total North Carolina	6,569

	North Dakota — 2.3%
	Housing — 1.6%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
585	Series B, Rev., 5.000%, 07/01/28	622
625	Series D, Rev., 3.500%, 07/01/46	675
1,995	Series D, Rev., 4.000%, 07/01/46	2,182
730	Series D, Rev., 4.500%, 01/01/29	772
590	Series F, Rev., AMT, 4.500%, 01/01/35	620

		4,871

	Utility — 0.7%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	2,197

	Total North Dakota	7,068

	Ohio — 1.9%
	General Obligation — 0.6%
1,500	Lakota Local School District, Series A, GO, NATL-RE, 5.250%, 12/01/25	1,963

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.6%
1,665	Ohio Housing Finance Agency Residential Mortgage, Mortgage-Backed Securities Program, Series D, Rev., 4.000%, 03/01/47	1,826
35	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	37

		1,863

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
1,615	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series B, Rev., 5.000%, 12/01/29	2,063

	Utility — 0.0% (g)
75	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	80

	Total Ohio	5,969

	Oklahoma — 0.4%
	Housing — 0.4%
56	IDK Partners III Trust, Mortgage Pass-Through Certificates, Class A, Rev., 5.100%, 08/01/23	56
600	Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 10/01/38	619
565	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA COLL, 4.375%, 09/01/27	587

	Total Oklahoma	1,262

	Oregon — 0.5%
	Housing — 0.5%
1,405	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	1,508

	Pennsylvania — 3.0%
	Education — 0.7%
2,000	University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project, Series B, Rev., 5.250%, 09/15/26	2,262

	Housing — 0.7%
1,900	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 118A, Rev., AMT, 3.500%, 04/01/40	2,005

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
1,250	Bucks County Industrial Development Authority, Waste Management, Inc., Project, Rev., VAR, AMT, 1.375%, 02/01/17	1,253
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A, Rev., 2.625%, 11/01/21	1,057

		2,310

	Other Revenue — 0.7%
2,000	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/19	2,200

	Transportation — 0.2%
600	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., AMT, 5.000%, 01/01/26	685

	Total Pennsylvania	9,462

	Rhode Island — 1.5%
	Education — 0.6%
	Rhode Island Student Loan Authority, Student Loan Program,
650	Series A, Rev., AMT, 5.000%, 12/01/18	701
1,000	Series A, Rev., AMT, 5.000%, 12/01/19	1,103

		1,804

	Transportation — 0.9%
2,600	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	3,015

	Total Rhode Island	4,819

	South Carolina — 1.0%
	Housing — 0.3%
	South Carolina State Housing Finance & Development Authority,
385	Series 1, Rev., GNMA COLL, 5.000%, 01/01/28	408
570	Series B-2, Rev., AMT, 4.000%, 07/01/43	621

		1,029

	Prerefunded — 0.7%
1,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/19 (p)	2,067

	Total South Carolina	3,096

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	17

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	South Dakota — 0.9%
	Housing — 0.9%
	South Dakota Housing Development Authority, Homeownership Mortgage,
2,435	Series D, Rev., 4.000%, 11/01/45	2,686
135	Series E, Rev., 6.000%, 11/01/38	136

	Total South Dakota	2,822

	Tennessee — 2.3%
	Housing — 0.5%
	Tennessee Housing Development Agency, Homeownership Program,
190	Series 1C, Rev., AMT, 3.750%, 01/01/25	192
20	Series 2007-1, Rev., AMT, 5.500%, 01/01/38	20
	Tennessee Housing Development Agency, Housing Finance Program,
670	Series A-1, Rev., 5.000%, 01/01/27	698
185	Series A-2, Rev., 4.200%, 07/01/25	191
360	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	385

		1,486

	Transportation — 0.4%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,143

	Utility — 0.7%
2,000	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	2,344

	Water & Sewer — 0.7%
2,000	Nashville & Davidson County Metropolitan Government, Water & Sewer, Series A, Rev., AGM, 5.250%, 01/01/21	2,370

	Total Tennessee	7,343

	Texas — 5.6%
	General Obligation — 1.8%
2,000	Socorro Independent School District, Series A, GO, PSF-GTD, 5.000%, 08/15/24	2,542
450	State of Texas, Water Financial Assistance, Series D, GO, 5.000%, 05/15/33	558
2,000	Texas Transportation Commission, Mobility Fund, GO, 5.000%, 10/01/24	2,521

		5,621

	Housing — 0.9%
1,085	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23	1,086

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — continued
775	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	829
418	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 5.300%, 10/01/39	430
218	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 12/01/39	221

		2,566

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
900	Rev., 4.700%, 05/01/18	944
2,000	Rev., 5.000%, 02/01/23	2,224

		3,168

	Prerefunded — 0.8%
2,500	Wichita Falls Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/01/17 (p)	2,547

	Transportation — 1.1%
2,800	Dallas Area Rapid Transit, Senior Lien, Series A, Rev., 5.000%, 12/01/32	3,503

	Total Texas	17,405

	Utah — 2.4%
	Housing — 2.0%
1,945	Utah Housing Corp., Single Family Mortgage, Series D, Rev., FHA, 4.000%, 01/01/45	2,128
3,245	Utah State Board of Regents, Student Fee & Housing System, Rev., NATL-RE, 5.250%, 04/01/23	4,031

		6,159

	Other Revenue — 0.4%
970	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/29	1,329

	Total Utah	7,488

	Vermont — 3.8%
	Education — 1.7%
	Vermont Student Assistance Corp., Education Loan,
1,000	Series A, Rev., AMT, 5.000%, 06/15/23	1,150
1,400	Series A, Rev., AMT, 5.000%, 06/15/24	1,625

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
2,150	Series A, Rev., AMT, 5.000%, 06/15/25	2,516

		5,291

	Housing — 2.1%
	Vermont Housing Finance Agency, Multiple Purpose,
1,800	Series A, Rev., AMT, 4.000%, 11/01/46	1,923
2,230	Series B, Rev., AMT, 3.750%, 11/01/45	2,354
435	Series B, Rev., AMT, 4.125%, 11/01/42	453
1,650	Series C, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.000%, 11/01/46	1,807

		6,537

	Total Vermont	11,828

	Virginia — 1.5%
	Education — 0.8%
2,000	Virginia Public School Authority, School Financing, Series B, Rev., 5.000%, 08/01/24	2,540

	Prerefunded — 0.7%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/18 (p)	2,226

	Total Virginia	4,766

	Washington — 1.5%
	General Obligation — 0.8%
2,000	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.000%, 07/01/22	2,432

	Transportation — 0.5%
1,300	Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,520

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — 0.2%
500	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	590

	Total Washington	4,542

	West Virginia — 1.0%
	Other Revenue — 1.0%
2,690	West Virginia Economic Development Authority, Lease, Correctional Juvenile & Public Safety Facilities, Series A, Rev., 5.000%, 06/01/29	3,156

	Wisconsin — 0.7%
	Other Revenue — 0.7%
2,000	State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	2,256

	Total Municipal Bonds (Cost $277,355)	295,741

SHARES
Investment Company — 1.9%
389	Nuveen Premium Income Municipal Fund, Inc. (Cost $5,430)	5,938

Short-Term Investment — 3.3%
	Investment Company — 3.3%
10,171	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $10,171)	10,171

	Total Investments — 99.7% (Cost $292,956)	311,850
	Other Assets in Excess of Liabilities — 0.3%	853

	NET ASSETS — 100.0%	$312,703

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	19

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.3% (t)
	California — 1.0%
	General Obligation — 1.0%
1,500	Napa & Sonoma Counties Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/20 (p)	1,287

	Illinois — 1.1%
	Water & Sewer — 1.1%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,511

	Louisiana — 1.2%
	Housing — 1.2%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,677

	Ohio — 92.1%
	Certificate of Participation/Lease — 1.5%
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue System Project, COP, 5.000%, 09/01/18	1,951

	Education — 11.4%
1,285	Cuyahoga Community College District, General Receipts, Series D, Rev., 5.000%, 08/01/27	1,536
	Ohio State University, General Receipts,
85	Series D, Rev., 5.000%, 12/01/26 (p)	114
85	Series D, Rev., 5.000%, 12/01/27 (p)	115
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	612
	Ohio State University, General Receipts, Unrefunded Balance,
1,915	Series D, Rev., 5.000%, 12/01/26	2,517
1,915	Series D, Rev., 5.000%, 12/01/27	2,550
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University 2006 Project, Rev., NATL-RE, 5.250%, 12/01/19	1,885
2,185	State of Ohio, Higher Educational Facility, Otterbein College 2008 Project, Series A, Rev., 5.500%, 12/01/23	2,381
2,000	State of Ohio, Higher Educational Facility, University of Dayton 2013 Project, Rev., 5.000%, 12/01/28	2,385
1,000	Wright State University, General Receipts, Series A, Rev., 5.000%, 05/01/26	1,151

		15,246

	General Obligation — 24.6%
	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax,
1,170	GO, 5.000%, 12/01/26	1,414

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
1,610	GO, 5.000%, 12/01/29	1,934
1,500	City of Cincinnati, Various Purpose, Series C, GO, 5.000%, 12/01/18	1,549
1,240	City of Cleveland, Various Purpose, GO, 5.000%, 12/01/26	1,521
1,500	City of Columbus, Limited Tax, Various Purpose, Series B, GO, 5.000%, 08/15/28	1,871
2,470	City of Columbus, Unlimited Tax, Various Purpose, Series B, GO, 5.000%, 12/01/32	3,108
2,500	County of Butler, Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,213
	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,177
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,864
1,800	GO, NATL-RE, 5.250%, 12/01/25	2,339
1,000	Franklin & Licking Counties, New Albany Plain Local School District, Various Purpose, GO, 5.000%, 12/01/25	1,163
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,423
1,500	State of Ohio, Common Schools, Series B, GO, 5.000%, 09/15/26	1,763
	State of Ohio, Higher Educational,
1,500	Series C, GO, 5.000%, 11/01/31	1,866
1,000	Series C, GO, 5.000%, 11/01/33	1,234
1,000	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 03/01/29	1,219
1,000	Toledo City School District, School Facilities Improvement, GO, 5.000%, 12/01/23	1,177

		32,835

	Hospital — 9.4%
	County of Franklin, Hospital Facilities, OhioHealth Corp.,
1,000	Rev., 5.000%, 05/15/27	1,214
500	Rev., 5.000%, 05/15/31	611
	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group,
2,000	Series A, Rev., 5.000%, 01/01/26	2,114
1,500	Series B, Rev., 5.000%, 01/01/25	1,645
	State of Ohio, University Hospital Health System, Inc.,
1,500	Series A, Rev., 5.000%, 01/15/20	1,689
550	Series A, Rev., 5.000%, 01/15/24	613

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
1,000	Series A, Rev., 5.000%, 01/15/28	1,177
1,885	Series A, Rev., 5.000%, 01/15/32	2,299
1,000	Series A, Rev., 5.250%, 01/15/23	1,127

		12,489

	Housing — 3.2%
550	County of Cuyahoga, Multi-Family Housing, Allerton Apartments Project, Series A, Rev., FHA, GNMA COLL, 4.900%, 08/20/22	575
85	County of Trumbull, Multi-Family Housing, Royal Mall Apartments Project, Series A, Rev., FHA, GNMA COLL, 4.800%, 05/20/17	86
	Ohio Housing Finance Agency,
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,025
500	Series A, Rev., AGM, 5.000%, 04/01/27	513
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/21	1,421
70	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, FHA, GNMA COLL, 4.500%, 11/20/17	70
425	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 09/01/23	438
70	Summit County Port Authority, Multi-Family Housing, Callis Tower Apartments Project, Rev., FHA, GNMA COLL, 4.500%, 09/20/17 (w)	71

		4,199

	Other Revenue — 8.5%
	City of Cleveland, Parking Facilities,
930	Rev., AGM, 5.250%, 09/15/21	1,086
440	Rev., AGM, 5.250%, 09/15/21 (p)	534
1,310	County of Cuyahoga, Economic Development, Shaker Square Project, Series D, Rev., 5.000%, 12/01/25	1,478
1,250	County of Cuyahoga, Various Purpose, Rev., 5.000%, 12/01/29	1,557
115	Franklin County Convention Facilities Authority, Rev., 5.000%, 12/01/22	121
	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects,
1,000	Series B, Rev., 5.000%, 10/01/23	1,127
1,220	Series B, Rev., 5.000%, 10/01/24	1,374
1,235	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/21	1,471

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
1,000	State of Ohio, Cultural & Sports Capital Appreciation Facilities, Series A, Rev., 5.250%, 10/01/20	1,166
1,235	State of Ohio, Parks & Recreation Capital Facilities, Series II-A, Rev., 5.000%, 12/01/20	1,439

		11,353

	Prerefunded — 14.0%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project, Series A, Rev., AGC, 5.000%, 02/15/19 (p)	1,103
1,530	Beavercreek City School District, Counties of Greene & Montgomery, School Improvement, GO, 5.000%, 06/01/19 (p)	1,709
115	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax, GO, 5.000%, 06/01/22 (p)	140
2,000	City of Avon, Series B, GO, 5.000%, 12/01/18 (p)	2,194
1,500	City of Columbus, Unlimited Tax, Various Purpose, Series A, GO, 5.000%, 07/01/21 (p)	1,790
1,000	City of Strongsville, Limited Tax, Various Purpose, GO, 5.000%, 12/01/18 (p)	1,098
1,000	County of Franklin, City of Columbus, School District, School Facilities Construction & Improvement, GO, 5.000%, 06/01/19 (p)	1,116
1,405	Delaware & Franklin Counties, Olentangy Local School District, School Facilities Construction & Improvement, GO, 5.000%, 06/01/18 (p)	1,512
1,000	Franklin, Delaware & Union Counties, Dublin City School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/18 (p)	1,098
1,835	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects, Series A, Rev., 5.000%, 04/01/19 (p)	2,036
1,745	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series A, Rev., 5.000%, 04/01/19 (p)	1,937
1,750	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 03/01/18 (p)	1,875
1,000	State of Ohio, Revitalization Project, Series A, Rev., 5.000%, 04/01/18 (p)	1,069

		18,677

	Transportation — 8.7%
2,000	City of Cleveland, Airport System, Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,264
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/19	2,029

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	21

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,177
1,185	Series A, Rev., 5.000%, 02/15/23	1,290
2,000	Series A, Rev., 5.250%, 02/15/27	2,646
1,000	State of Ohio, Capital Facilities Lease Appropriation, Series A, Rev., 5.000%, 04/01/30	1,237

		11,643

	Utility — 2.0%
	City of Hamilton, Electric System,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,062
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,115
480	Cleveland Department of Public Utilities, Division of Public Power System, Unrefunded Balance, Series A-1, Rev., NATL-RE, 5.000%, 11/15/20	484

		2,661

	Water & Sewer — 8.8%
	City of Columbus, Sewerage System,
1,000	Rev., 5.000%, 06/01/28	1,269
1,950	Rev., 5.000%, 06/01/29	2,506
1,880	Rev., 5.000%, 06/01/30	2,400
1,000	City of Toledo, Water System, Series A, Rev., 5.000%, 11/15/25	1,180

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
	Ohio State Water Development Authority, Fresh Water,
2,000	Rev., 5.500%, 12/01/21	2,469
1,500	Series A, Rev., 5.000%, 12/01/30	1,921

		11,745

	Total Ohio	122,799

	Texas — 1.9%
	Housing — 1.9%
2,500	Southeast Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	2,481

	Total Municipal Bonds (Cost $119,429)	129,755

SHARES
Short-Term Investment — 2.0%
	Investment Company — 2.0%
2,626	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $2,626)	2,626

	Total Investments — 99.3% (Cost $122,055)	132,381
	Other Assets in Excess of Liabilities — 0.7%	914

	NET ASSETS — 100.0%	$133,295

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
	Agency CMO — 0.0% (g)
347	Federal National Mortgage Association REMIC, Series 2002-36, Class FS, VAR, 1.024%, 06/25/32 (Cost $347)	351

Daily Demand Notes — 1.1%
	Indiana — 0.2%
	Utility — 0.2%
5,300	Indiana Municipal Power Agency, Power Supply System, Series B, Rev., VRDO, 0.580%, 09/01/16	5,300

	Michigan — 0.3%
	Education — 0.3%
6,160	Regents of the University of Michigan, Series B, Rev., VRDO, 0.560%, 09/01/16	6,160

	New York — 0.3%
	General Obligation — 0.3%
8,000	City of New York, Fiscal Year 2012, Series G, Subseries G-6, GO, VRDO, 0.570%, 09/01/16	8,000

	Ohio — 0.3%
	Hospital — 0.3%
	State of Ohio, University Hospitals Health System, Inc.,
5,000	Series A, Rev., VRDO, 0.950%, 09/01/16	5,000
2,500	Series B, Rev., VRDO, 0.950%, 09/01/16	2,500

	Total Ohio	7,500

	Total Daily Demand Notes (Cost $26,960)	26,960

Monthly Demand Notes — 3.2%
	Connecticut — 1.4%
	Education — 1.4%
15,000	State of Connecticut, Health & Educational Facilities Authority, Hartford Healthcare Issue, Series G, Rev., VAR, 1.306%, 10/03/16	14,974
18,775	State of Connecticut, Health & Educational Facility Authority, Series B, Rev., VAR, 0.901%, 10/03/16	18,743

	Total Connecticut	33,717

	Kansas — 0.1%
	Transportation — 0.1%
2,000	State of Kansas, Department of Transportation, Highway, Series B-3, Rev., VAR, 0.591%, 10/03/16	1,993

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Louisiana — 0.6%
	Other Revenue — 0.4%
9,500	State of Louisiana, Gasoline & Fuels Tax, Second Lien Revenue, Libor Index, Series A, Rev., VAR, 0.836%, 10/03/16	9,474

	Water & Sewer — 0.2%
4,795	East Baton Rouge Sewerage Commission, Series A, Rev., VAR, 0.866%, 10/03/16	4,752

	Total Louisiana	14,226

	New Jersey — 0.2%
	Transportation — 0.2%
4,000	New Jersey Turnpike Authority, Series B-3, Rev., VAR, 0.921%, 10/03/16	3,992

	New York — 0.9%
	Transportation — 0.7%
15,000	Triborough Bridge & Tunnel Authority, Subseries B-C, Rev., VAR, 0.751%, 10/03/16	14,860

	Utility — 0.2%
5,000	Long Island Power Authority, Electric System, Series C, Rev., VAR, 1.016%, 10/03/16	5,006

	Total New York	19,866

	Total Monthly Demand Notes (Cost $74,067)	73,794

Municipal Bonds — 86.7% (t)
	Alabama — 0.5%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,480	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co., Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	3,498

	Other Revenue — 0.0% (g)
500	Montgomery County Public Building Authority, Revenue Refunding Warrants, Facilities Project, Rev., 5.000%, 03/01/23	610

	Utility — 0.4%
7,675	The Black Belt Energy Gas District Gas Supply, Series A, Rev., VAR, 4.000%, 06/01/21	8,594

	Total Alabama	12,702

	Alaska — 0.5%
	General Obligation — 0.5%
	State of Alaska,
8,230	Series A, GO, 5.000%, 08/01/17	8,560
2,000	Series B, GO, 5.000%, 08/01/18	2,161

		10,721

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	23

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
765	Alaska Industrial Development & Export Authority Power, Snettisham Hydroelectric Project, Rev., AMT, 5.000%, 01/01/17	775

	Utility — 0.0% (g)
500	City of Anchorage, Electric Utilities, Senior Lien, Series A, Rev., 5.000%, 12/01/23	619

	Total Alaska	12,115

	Arizona — 0.9%
	Certificate of Participation/Lease — 0.0% (g)
500	Arizona School Facilities Board, Series A-1, COP, 5.000%, 09/01/19	560

	General Obligation — 0.2%
2,550	City of Scottsdale, GO, 5.000%, 07/01/22	3,119
1,550	Maricopa County, Saddle Mountain Unified School District No. 90, Arizona School Improvement, Series A, GO, 3.000%, 07/01/17	1,577

		4,696

	Hospital — 0.4%
	Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals,
250	Series A, Rev., 5.000%, 12/01/21	298
1,500	Series A, Rev., 5.000%, 12/01/24	1,893
3,540	Series A, Rev., 5.000%, 12/01/25	4,441
3,000	Series A, Rev., 5.000%, 12/01/26	3,740

		10,372

	Transportation — 0.2%
	Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund,
1,000	Rev., 5.250%, 07/01/18	1,084
3,100	Rev., 5.250%, 07/01/19	3,492

		4,576

	Water & Sewer — 0.1%
1,000	Pima County, Sewer System, Rev., 5.000%, 07/01/18	1,079

	Total Arizona	21,283

	Arkansas — 0.4%
	Education — 0.2%
300	Board of Trustees of the University of Arkansas, Student Fee, Ualr Campus, Rev., 3.000%, 10/01/26	333

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
	University of Arkansas, Uams Campus,
535	Rev., 5.000%, 03/01/20	611
500	Rev., 5.000%, 03/01/25	638
1,000	Rev., 5.000%, 03/01/26	1,270
1,000	Rev., 5.000%, 03/01/27	1,262

		4,114

	Hospital — 0.1%
1,410	County of Pulaski, Arkansas Children’s Hospital, Rev., 5.000%, 03/01/28	1,775

	Special Tax — 0.0% (g)
580	City of Little Rock, Hotel & Restaurant, Rev., 5.000%, 07/01/20	668

	Water & Sewer — 0.1%
1,095	City of Fort Smith, Water & Sewer Refunding & Construction, Rev., 5.000%, 10/01/28	1,361
555	City of Little Rock, Sewer, Rev., 5.000%, 10/01/25	698

		2,059

	Total Arkansas	8,616

	California — 19.4%
	Certificate of Participation/Lease — 0.1%
	City of Chula Vista, Police Facility Project,
360	COP, 5.000%, 10/01/21	428
465	COP, 5.000%, 10/01/22	563
1,000	COP, 5.000%, 10/01/23	1,237
	Goleta Water District,
175	Series A, COP, AGM, 4.000%, 12/01/16	177
140	Series A, COP, AGM, 5.000%, 12/01/20	164

		2,569

	Education — 1.0%
325	California Education Facilities Authority, Santa Clara University, Rev., 5.000%, 04/01/27	417
	California Educational Facilities Authority, Claremont Mckenna College,
1,575	Series A, Rev., 4.000%, 01/01/23	1,864
1,675	Series A, Rev., 4.000%, 01/01/24	2,015
750	Series A, Rev., 5.000%, 01/01/26	991
11,505	Regents of the University of California, Series AK, Rev., VAR, 5.000%, 05/15/23	14,360
4,750	Regents of the University of California, Limited Project, Series I, Rev., 5.000%, 05/15/17	4,901

		24,548

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 7.7%
	Albany Unified School District,
230	GO, 5.000%, 08/01/25	298
760	GO, 5.000%, 08/01/27	988
1,050	Allan Hancock Joint Community College District, GO, 5.000%, 08/01/22	1,287
	California State, Various Purpose,
1,855	GO, 5.000%, 03/01/17	1,897
3,560	GO, 5.000%, 11/01/23	4,464
13,210	GO, 5.000%, 03/01/26	16,932
2,000	GO, 5.000%, 09/01/27	2,392
2,500	GO, 5.000%, 09/01/28	2,985
2,810	Series B, GO, 5.000%, 09/01/23	3,511
	City & County of San Francisco,
5,310	Series A, GO, 5.000%, 06/15/25	6,443
10,000	Series R-1, GO, 5.000%, 06/15/24	12,533
5,845	City of Los Angeles, Series B, GO, 5.000%, 09/01/18	6,355
415	Contra Costa Community College District, Election of 2014, Series A, GO, 4.000%, 08/01/25	497
	County of Los Angeles, Community College District,
5,000	Series A, GO, 5.000%, 08/01/29	6,302
5,000	Series C, GO, 5.000%, 06/01/26	6,648
	County of Sacramento, Center Joint Unified School District,
2,500	GO, Zero Coupon, 08/01/28	1,840
1,000	GO, Zero Coupon, 08/01/30	678
1,000	GO, Zero Coupon, 08/01/31	647
	County of Sacramento, San Juan Unified School District, Election of 2002,
525	GO, 5.000%, 08/01/17	546
395	GO, 5.000%, 08/01/18	428
860	GO, 5.000%, 08/01/19	968
775	GO, 5.000%, 08/01/20	903
1,000	County of Santa Clara, Moreland School District, GO, 5.000%, 08/01/21	1,199
6,055	County of Santa Clara, San Jose Evergreen Community College District, Series B, GO, 5.000%, 09/01/18	6,585
	Folsom Cordova Unified School District, School Facilities Improvement District No. 2,
1,000	GO, 2.000%, 10/01/16	1,001
845	GO, 5.000%, 10/01/17	886
1,500	Foothill-De Anza Community College District, GO, 5.000%, 08/01/28	1,925

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	Grossmont Healthcare District,
1,225	Series D, GO, 5.000%, 07/15/26	1,573
1,285	Series D, GO, 5.000%, 07/15/27	1,638
1,000	Grossmont Healthcare District, Election of 2006, Series C, GO, 5.000%, 07/15/26	1,284
1,170	Hanford Joint Union High School District, GO, AGM, 5.000%, 08/01/27	1,487
11,535	Los Angeles Unified School District, Series C, GO, 5.000%, 07/01/21	13,827
	Moulton-Niguel Water District Consolidated,
2,260	GO, 4.000%, 09/01/16	2,260
335	GO, 4.000%, 09/01/17	347
1,100	GO, 5.000%, 09/01/16	1,100
300	GO, 5.000%, 09/01/18	326
	Novato Unified School District,
535	GO, 4.000%, 02/01/22	620
685	GO, 5.000%, 02/01/23	850
870	GO, 5.000%, 02/01/24	1,104
1,500	GO, 5.000%, 08/01/25	1,911
1,800	GO, 5.000%, 08/01/26	2,294
1,200	Oak Grove School District, GO, 5.000%, 08/01/23	1,512
1,770	Placentia-Yorba Linda Unified School District, GO, 5.000%, 08/01/25	2,304
2,000	Salinas Union High School District, GO, Zero Coupon, 08/01/20	1,881
1,400	San Diego Community College District, GO, 5.000%, 08/01/18	1,520
	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax,
3,825	Series R-3, GO, 5.000%, 07/01/17	3,968
6,310	Series R-3, GO, 5.000%, 07/01/19	7,081
	San Diego Unified School District, Election of 2012,
700	Series F, GO, 5.000%, 07/01/28	896
550	Series F, GO, 5.000%, 07/01/29	698
500	Series F, GO, 5.000%, 07/01/30	631
575	Series F, GO, 5.000%, 07/01/31	722
	San Francisco Bay Area Rapid Transit District, Election of 2004,
2,735	Series D, GO, 3.000%, 08/01/22	3,053
1,500	Series D, GO, 5.000%, 08/01/27	1,938
1,685	Series D, GO, 5.000%, 08/01/28	2,163
8,580	San Francisco Unified School District, GO, 5.000%, 06/15/18	9,251

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	25

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
5,190	San Francisco Unified School District, Proposition A, Election of 2011, Series B, GO, 5.000%, 06/15/24	6,350
	San Mateo County Community College District,
700	GO, 5.000%, 09/01/25	897
1,095	GO, 5.000%, 09/01/26	1,401
	Walnut Valley, Unified School District,
100	GO, 5.000%, 08/01/24	128
150	GO, 5.000%, 08/01/25	195
135	GO, 5.000%, 08/01/26	178
245	GO, 5.000%, 08/01/27	321
10,495	Whittier Union School District, GO, 5.000%, 08/01/23	13,221

		182,068

	Hospital — 2.4%
	California Health Facilities Financing Authority, Adventist Health System/West,
2,750	Series A, Rev., 4.000%, 03/01/29	3,167
2,500	Series A, Rev., 4.000%, 03/01/30	2,851
2,000	Series A, Rev., 4.000%, 03/01/32	2,257
	California Health Facilities Financing Authority, Cedars-Sinal Medical Center,
1,850	Rev., 5.000%, 11/15/25	2,392
6,000	Rev., 5.000%, 11/15/26	7,734
1,160	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/16	1,164
	California Health Facilities Financing Authority, Providence Health & Services,
750	Series A, Rev., 5.000%, 10/01/21	905
1,500	Series A, Rev., 5.000%, 10/01/22	1,851
10,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C, Rev., VAR, 5.000%, 10/18/22	12,176
	California Health Facilities Financing Authority, St. Joseph Health System Obligated Group,
5,000	Series C, Rev., VAR, 5.000%, 10/15/19	5,608
12,870	Series D, Rev., VAR, 5.000%, 10/15/20	14,874
100	California Municipal Finance Authority, NorthBay Healthcare Group, Rev., 5.000%, 11/01/16	101
350	California Statewide Communities Development Authority, Series B, Rev., 5.000%, 08/15/26	456

		55,536

	Other Revenue — 2.5%
	Alameda County Transport Authority, Sales Tax,
5,000	Rev., 3.000%, 03/01/17	5,065

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
3,095	Rev., 3.000%, 03/01/18	3,210
5,000	Rev., 4.000%, 03/01/19	5,425
5,000	Rev., 4.000%, 03/01/22	5,818
1,240	Rev., 5.000%, 03/01/20	1,425
1,000	Anaheim Public Financing Authority, Anaheim Convention Center Expansion Project, Series A, Rev., 5.000%, 05/01/17	1,029
700	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., 2.000%, 11/01/17	708
4,500	California State Public Works Board, Department of General Services, Series F, Rev., 5.000%, 05/01/21	5,343
	Contra Costa County Transportation Authority, Sales Tax,
3,420	Series A, Rev., 4.000%, 03/01/23	4,050
3,830	Series A, Rev., 4.000%, 03/01/25	4,660
2,420	Series A, Rev., 5.000%, 03/01/23	3,018
2,000	Series A, Rev., 5.000%, 03/01/24	2,549
1,250	Series A, Rev., 5.000%, 03/01/25	1,621
1,000	Series B, Rev., 4.000%, 03/01/18	1,052
1,600	Series B, Rev., 5.000%, 03/01/18	1,707
1,750	Series B, Rev., 5.000%, 03/01/19	1,942
500	Glendale Redevelopment Agency, Successor Agency, Rev., AGM, 4.000%, 12/01/16	504
1,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.000%, 06/01/21	1,186
	Riverside Community Properties Development, Inc., Riverside County Law Building Project,
640	Rev., 5.000%, 10/15/18	696
780	Rev., 5.000%, 10/15/19	878
	San Diego County Regional Transportation Commission, Sales Tax,
250	Series A, Rev., 5.000%, 04/01/21	298
100	Series A, Rev., 5.000%, 04/01/22	123
1,700	San Francisco State Building Authority & Oakland State Building Authority, Elihu M. Harris State Office Building, Series A, Rev., 5.000%, 12/01/22	2,074
1,225	Santa Clara County Financing Authority, Capital Projects, Series A, Rev., 5.000%, 02/01/19	1,354
1,000	Santa Clara Valley Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 04/01/26	1,291
1,000	Sonoma County Transportation Authority, Sales Tax, Rev., 5.000%, 12/01/24	1,289

		58,315

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
1,160	California State Public Works Board, California State University, Series E, Rev., 5.000%, 04/01/19 (p)	1,289

	Transportation — 2.2%
7,550	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., VAR, 1.875%, 04/01/19	7,712
10,000	City of Long Beach Harbor, Series C, Rev., 5.000%, 11/15/18	10,954
	City of Los Angeles Department of Airports,
1,590	Series A, Rev., AMT, 5.000%, 05/15/21	1,868
315	Series B, Rev., 4.000%, 05/15/23	375
365	Series B, Rev., 4.000%, 05/15/24	441
1,015	Series C, Rev., 4.000%, 05/15/18	1,075
1,000	Series C, Rev., 5.000%, 05/15/19	1,119
750	Series C, Rev., 5.000%, 05/15/22	912
700	Series C, Rev., 5.000%, 05/15/24	885
3,380	Series D, Rev., AMT, 5.000%, 05/15/22	4,053
2,700	Series D, Rev., AMT, 5.000%, 05/15/27	3,365
1,950	Series D, Rev., AMT, 5.000%, 05/15/28	2,409
2,550	Series D, Rev., AMT, 5.000%, 05/15/29	3,127
9,665	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/19	10,849
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/27	1,285
255	San Bernardino County Transportation Authority, Series A, Rev., 3.000%, 03/01/17	258
	San Francisco Bay Area Rapid Transit District, Sales Tax,
525	Series A, Rev., 5.000%, 07/01/24	675
905	Series A, Rev., 5.000%, 07/01/25	1,184

		52,546

	Utility — 1.5%
15,000	California State Department of Water Resources, Power Supply, Series L, Rev., 5.000%, 05/01/19	16,728
	City of Los Angeles Department of Water & Power, Power System,
5,000	Series A, Rev., 4.000%, 07/01/17	5,146
10,000	Series B, Rev., 5.000%, 12/01/18	10,938
1,000	Southern California, Public Power Authority Canyon Power Project, Series A, Rev., 5.000%, 07/01/26	1,186
400	Walnut Energy Center Authority, Series A, Rev., 5.000%, 01/01/23	493

		34,491

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 2.0%
	Burlingame Financing Authority Water & Wastewater,
250	Rev., 4.000%, 04/01/20	279
200	Rev., 4.000%, 04/01/21	229
480	Rev., 5.000%, 04/01/24	614
545	Rev., 5.000%, 04/01/25	712
	California State Department of Water Resources, Central Valley Project Water System,
4,870	Series AI, Rev., 5.000%, 12/01/17	5,147
130	Series AI, Rev., 5.000%, 12/01/17 (p)	137
	City of Los Angeles Wastewater System Subordinate,
1,500	Series A, Rev., 5.000%, 06/01/18	1,615
1,250	Series A, Rev., 5.000%, 06/01/19	1,399
2,750	Series A, Rev., 5.000%, 06/01/22	3,368
	County of San Mateo, Silicon Valley Clean Water,
400	Rev., 4.000%, 02/01/19	433
300	Rev., 5.000%, 02/01/17	306
320	Rev., 5.000%, 02/01/18	340
400	Rev., 5.000%, 08/01/28	515
390	Rev., 5.000%, 08/01/29	499
	East Bay Municipal Utility District, Wastewater System,
3,000	Series A, Rev., 5.000%, 06/01/20	3,478
2,330	Series B, Rev., 5.000%, 06/01/19	2,608
	Metropolitan Water District of Southern California,
4,000	Series A, Rev., 5.000%, 07/01/18	4,324
8,000	Series A, Rev., 5.000%, 07/01/19	8,983
5,000	Series C, Rev., 5.000%, 07/01/18	5,405
6,105	Series C-1, Rev., VAR, 3.000%, 10/01/19	6,493

		46,884

	Total California	458,246

	Colorado — 1.1%
	Certificate of Participation/Lease — 0.3%
	City of Longmont,
100	Series A, COP, 5.000%, 12/01/21	119
100	Series A, COP, 5.000%, 12/01/22	121
100	Series A, COP, 5.000%, 12/01/24	123
	County of Boulder, Flood Reconstruction Projects,
720	COP, 5.000%, 12/01/22	837
500	COP, 5.000%, 12/01/23	581
500	COP, 5.000%, 12/01/25	579

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	27

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Certificate of Participation/Lease — continued
	County of Eagle,
500	COP, 3.000%, 12/01/18	523
200	COP, 5.000%, 12/01/22	242
	Regional Transportation District,
2,000	Series A, COP, 5.000%, 06/01/23	2,289
1,700	Series A, COP, 5.000%, 06/01/25	1,928

		7,342

	Education — 0.3%
	University of Colorado, University Enterprise,
3,150	Series A, Rev., 5.000%, 06/01/22	3,844
2,300	Series B-1, Rev., 5.000%, 06/01/23	2,873

		6,717

	General Obligation — 0.1%
	Counties of Gunnison, Watershed School District No. 1,
300	GO, 4.000%, 12/01/22	349
500	GO, 5.000%, 12/01/26	632
1,000	Routt County, Colorado School District Re-2 Steamboat Springs Refunding, Series A, GO, 4.000%, 12/01/18	1,074

		2,055

	Other Revenue — 0.4%
1,800	City and County of Denver, Tax Revenue Refunding & Improvement, Series A, Rev., 5.000%, 08/01/23	2,231
1,000	County of Boulder, Rev., 5.000%, 12/15/16	1,013
	Denver Urban Renewal Authority,
1,850	Series A-1, Rev., 5.000%, 12/01/16	1,870
2,210	Series B-1, Rev., 5.000%, 12/01/19	2,498
840	Series B-1, Rev., 5.000%, 12/01/25	1,073

		8,685

	Water & Sewer — 0.0% (g)
1,000	Board of Water Works of Pueblo, Water, Rev., 2.000%, 11/01/18	1,026

	Total Colorado	25,825

	Connecticut — 1.7%
	General Obligation — 0.7%
1,125	City of Shelton, GO, 4.000%, 08/01/17	1,160
	State of Connecticut,
6,500	Series B, GO, 5.000%, 05/15/21	7,609
8,000	Series C, GO, 5.000%, 06/15/20	9,150

		17,919

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 1.0%
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.000%, 12/01/17	4,498
10,000	Series A, Rev., 5.000%, 09/01/28	12,422
5,750	Series B, Rev., 5.000%, 12/01/17	6,065

		22,985

	Total Connecticut	40,904

	Delaware — 0.0% (g)
	General Obligation — 0.0% (g)
120	State of Delaware, GO, 5.000%, 07/01/19	134

	District of Columbia — 0.7%
	Hospital — 0.5%
	District of Columbia Children’s Hospital,
1,100	Rev., 5.000%, 07/15/20	1,268
500	Rev., 5.000%, 07/15/21	593
850	Rev., 5.000%, 07/15/22	1,030
2,725	Rev., 5.000%, 07/15/23	3,371
1,100	Rev., 5.000%, 07/15/25	1,409
1,000	Rev., 5.000%, 07/15/26	1,280
2,500	Rev., 5.000%, 07/15/29	3,131

		12,082

	Transportation — 0.1%
1,475	Metropolitan Washington Airports Authority, Airport System, Series C, Rev., 5.000%, 10/01/21	1,759

	Water & Sewer — 0.1%
1,475	District of Columbia, Water & Sewer Authority, Public Utility, Subordinated Lien, Series A, Rev., 5.000%, 10/01/29	1,875

	Total District of Columbia	15,716

	Florida — 2.6%
	Certificate of Participation/Lease — 1.4%
5,600	Miami-Dade County School Board, Series A, COP, 5.000%, 05/01/26	6,946
	School Board of Duval County,
1,035	Series B, COP, 5.000%, 07/01/19	1,154
750	Series B, COP, 5.000%, 07/01/21	886
4,000	Series B, COP, 5.000%, 07/01/26	5,004
	Seminole County School Board,
295	Series A, COP, 4.000%, 07/01/18	311
200	Series A, COP, 5.000%, 07/01/19	222
210	Series A, COP, 5.000%, 07/01/20	241

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Certificate of Participation/Lease — continued
	St. Johns County School Board, Master Lease Program,
7,645	COP, 5.000%, 07/01/17	7,922
3,000	COP, 5.000%, 07/01/18	3,233
1,500	COP, 5.000%, 07/01/19	1,671
2,000	COP, 5.000%, 07/01/20	2,296
1,750	COP, 5.000%, 07/01/21	2,064
750	St. Lucie County School Board, Master Lease Program, Series A, COP, 5.000%, 07/01/19	834

		32,784

	Education — 0.2%
1,660	Board of Governors of the University of Florida, Student Activity, Rev., 5.000%, 07/01/20	1,912
	Florida Higher Educational Facilities Authority,
1,250	Rev., 5.000%, 04/01/28	1,552
1,250	Rev., 5.000%, 04/01/29	1,545

		5,009

	General Obligation — 0.1%
450	City of Port St. Lucie, GO, 4.000%, 07/01/17	462
1,000	Reedy Creek Improvement District, Series B, GO, 4.000%, 06/01/19	1,088

		1,550

	Hospital — 0.1%
	Miami Beach Health Facilities Authority, Mt Sinai Medical Centre,
200	Rev., 4.000%, 11/15/16	201
150	Rev., 4.000%, 11/15/17	156
1,000	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp., Obligated Group, Rev., 3.000%, 12/01/16	1,005

		1,362

	Other Revenue — 0.3%
550	City of Jacksonville, Series B, Rev., 5.000%, 10/01/17	576
1,000	Lee County, Rev., 5.000%, 10/01/17	1,047
	Orlando, Citry of Florida, Capital Improvement Refunding,
1,000	Series B, Rev., 5.000%, 10/01/25	1,283
1,200	Series B, Rev., 5.000%, 10/01/26	1,560
	St. Johns County School Sales Tax,
1,000	Rev., 5.000%, 10/01/19	1,128
1,000	Rev., 5.000%, 10/01/25	1,285

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
	The School Board of Escambia County, Sales Tax,
685	Rev., 5.000%, 09/01/23	847
275	Rev., 5.000%, 09/01/24	346
120	Rev., 5.000%, 09/01/25	153

		8,225

	Prerefunded — 0.2%
230	Florida State Municipal Power Agency, Series A, Rev., 5.000%, 10/01/18 (p)	251
4,500	Hillsborough County Industrial Development Authority, Health Facilities Projects, University Community Hospital, Series A, Rev., 5.625%, 08/15/18 (p)	4,934

		5,185

	Transportation — 0.3%
	Miami-Dade County Expressway Authority, Toll System,
1,550	Series A, Rev., 5.000%, 07/01/20	1,784
625	Series A, Rev., 5.000%, 07/01/22	752
815	Series A, Rev., 5.000%, 07/01/28 (w)	1,031
1,090	Series A, Rev., 5.000%, 07/01/29 (w)	1,370
850	Series B, Rev., 5.000%, 07/01/25	1,054

		5,991

	Total Florida	60,106

	Georgia — 2.2%
	General Obligation — 1.5%
1,065	Bryan County, School District, Sales Tax, GO, 4.000%, 08/01/17	1,098
1,000	City of Atlanta, Series A, GO, 4.000%, 12/01/19	1,103
1,400	County of Sumter, Sales Tax, GO, 4.000%, 12/01/18	1,501
	State of Georgia,
14,800	Series I, GO, 5.000%, 07/01/18	15,983
1,250	Series I, GO, 5.000%, 07/01/19	1,401
8,165	Series I, GO, 5.000%, 07/01/21	9,762
4,270	Series J-2, GO, 4.000%, 11/01/17	4,441

		35,289

	Housing — 0.1%
	Georgia Housing & Finance Authority, Single Family,
750	Series A-4, Rev., 0.800%, 06/01/17	751
700	Series A-4, Rev., 0.900%, 12/01/17	702

		1,453

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	29

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant, Scherer Project, Rev., VAR, 2.000%, 06/21/18	4,071

	Other Revenue — 0.2%
5,000	Fulton County Development Authority, Technology Athletic Association Project, Series A, Rev., 5.000%, 10/01/22	6,022

	Special Tax — 0.1%
	Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien,
1,000	Series A-1, Rev., 5.000%, 07/01/27	1,256
1,000	Series A-1, Rev., 5.000%, 07/01/28	1,246
750	Series A-1, Rev., 5.000%, 07/01/29	928

		3,430

	Utility — 0.1%
1,685	Camden County Public Service Authority, St. Mary’s Project, Rev., 5.000%, 12/01/16	1,704

	Total Georgia	51,969

	Guam — 0.4%
	Other Revenue — 0.4%
	Government of Guam, Limited Obligation Section 30,
750	Series A, Rev., 5.000%, 12/01/18	810
2,725	Series A, Rev., 5.000%, 12/01/22	3,217
2,000	Series A, Rev., 5.000%, 12/01/23	2,398
2,280	Series A, Rev., 5.000%, 12/01/24	2,774

	Total Guam	9,199

	Hawaii — 1.1%
	General Obligation — 1.1%
	City & County of Honolulu,
1,500	Series A, GO, 5.000%, 10/01/18	1,633
3,700	Series B, GO, 5.000%, 10/01/18	4,029
	State of Hawaii,
10,160	Series DY, GO, 5.000%, 02/01/20	11,589
7,640	Series EF, GO, 5.000%, 11/01/21	9,179

	Total Hawaii	26,430

	Idaho — 0.0% (g)
	Education — 0.0% (g)
565	University of Idaho, Series A, Rev., 5.000%, 04/01/22	681

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — 3.6%
	Education — 0.2%
5,000	Illinois Educational Facilities Authority, University of Chicago, Series B-2, Rev., VAR, 1.550%, 02/13/20	5,099

	General Obligation — 1.4%
5,000	City of Chicago, Series C, GO, 5.000%, 01/01/22	5,362
4,740	City of Peoria, Tazewell County, Community College District No. 514, Series A, GO, 5.000%, 12/01/19	5,385
	County of Dupage, Courthouse Project,
335	GO, 5.000%, 01/01/24	417
525	GO, 5.000%, 01/01/27	666
250	GO, 5.000%, 01/01/28	315
730	GO, 5.000%, 01/01/29	912
3,460	County of Winnebago, Series A, GO, 4.000%, 12/30/19	3,817
3,000	DuPage County Community Unit School District No. 200, Wheaton Warrenville, GO, 4.000%, 11/01/21	3,412
2,800	DuPage County Forest Preserve District, GO, 5.000%, 01/01/21	3,275
355	Forest Preserve District of Will County, Limited tax, Series A, GO, 5.000%, 12/15/24	444
	Kendall Kane & Will Counties Community Unit School District,
1,000	GO, 5.000%, 02/01/25	1,233
1,135	GO, 5.000%, 02/01/26	1,411
	McHenry County, Woodstock Community Unit School District No. 200,
1,000	GO, 2.000%, 01/15/17	1,005
300	GO, 5.000%, 01/15/21	350
2,500	State of Illinois, GO, 4.000%, 02/01/18	2,584
2,250	Village of Wilmette, GO, 4.125%, 12/01/16	2,270

		32,858

	Other Revenue — 0.7%
6,000	Illinois Finance Authority, Advocate Health Care, Series A-1, Rev., VAR, 5.000%, 01/15/20	6,780
	Illinois Finance Authority, Depaul University,
200	Rev., 5.000%, 10/01/23	246
340	Rev., 5.000%, 10/01/24	425
300	Rev., 5.000%, 10/01/25	380
500	Rev., 5.000%, 10/01/26	640
500	Rev., 5.000%, 10/01/27	635
250	Rev., 5.000%, 10/01/28	314

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
2,000	Illinois Finance Authority, Northwest Community Hospital, Series A, Rev., 5.000%, 07/01/31	2,443
2,715	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.000%, 11/15/25	3,417
	Illinois Finance Authority, Silver Cross Hospital & Medical Centers,
150	Series C, Rev., 5.000%, 08/15/21	173
500	Series C, Rev., 5.000%, 08/15/22	584

		16,037

	Transportation — 0.4%
	City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding,
1,460	Series A, Rev., AMT, 5.000%, 01/01/20	1,641
2,580	Series A, Rev., AMT, 5.000%, 01/01/21	2,972
500	Series B, Rev., 5.000%, 01/01/20	567
5,000	Illinois State Toll Highway Authority, Senior Priority, Series B, Rev., 5.000%, 12/01/17	5,267

		10,447

	Utility — 0.9%
	Citiy of Springfield, Senior Lien Electric,
3,500	Rev., 5.000%, 03/01/24	4,298
4,000	Rev., 5.000%, 03/01/26	4,955
4,500	Municipal Electric Agency Power Supply System, Series A, Rev., 5.000%, 02/01/19	4,932
	Northern Illinois Municipal Power Agency, Prairie Project,
2,200	Series A, Rev., 4.000%, 12/01/32 (w)	2,439
3,415	Series A, Rev., 5.000%, 12/01/29 (w)	4,237

		20,861

	Total Illinois	85,302

	Indiana — 1.0%
	Education — 0.1%
	County of Elkhart, GCS School Building Corp. One, First Mortgage Refunding & Improvement,
300	Rev., 4.000%, 07/15/17	309
265	Rev., 5.000%, 07/15/18	285
	New Albany Floyd County School Building Corp.,
700	Rev., 5.000%, 07/15/21	828
835	Rev., 5.000%, 07/15/22	1,006

		2,428

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.6%
1,000	Fort Wayne Redevelopment Authority Lease Rent, Harrison Square Project, Rev., 5.000%, 08/01/23	1,230
1,170	Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project, Series B, Rev., 5.000%, 02/01/19	1,278
1,000	Indiana Finance Authority, Stadium Project, Lease Appropriation, Series A, Rev., 5.250%, 02/01/28	1,274
	Indiana State Finance Authority State Revolving Fund Program Refunding,
3,080	Series B, Rev., 5.000%, 02/01/18	3,270
5,500	Series B, Rev., 5.000%, 02/01/19	6,065
750	Indiana State Office Building Commission, Indiana State Museum Facility, Series C, Rev., NATL-RE, 5.250%, 07/01/19 (p)	845

		13,962

	Transportation — 0.1%
1,700	The Indianapolis Local Public Improvement Bond Bank, Airport Authority project, Series A, Rev., 5.000%, 01/01/19	1,857

	Utility — 0.2%
	Indiana Municipal Power Agency, Power Supply System,
1,085	Series A, Rev., 5.000%, 01/01/17	1,101
1,000	Series A, Rev., 5.000%, 01/01/18	1,059
1,250	Series A, Rev., 5.000%, 01/01/19	1,375

		3,535

	Water & Sewer — 0.0% (g)
620	Evansville Local Public Improvement Bond Bank, Sewage Works Project, Series A, Rev., 5.000%, 07/01/19	690

	Total Indiana	22,472

	Kansas — 0.5%
	Certificate of Participation/Lease — 0.0% (g)
915	Johnson County Park & Recreation District, Series A, COP, 4.000%, 09/01/16	915

	General Obligation — 0.1%
200	Butler County, Unified School District No. 375, GO, 4.000%, 09/01/24	228
1,500	Johnson County Unified School District No. 233, Series B, GO, 5.000%, 09/01/24 (w)	1,891

		2,119

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	31

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.0% (g)
1,000	Wyandotte County-Kansas City Unified Government, Sales Tax, Redevelopment Project Area B, Sub Lien, Rev., 5.000%, 12/01/16	1,011

	Prerefunded — 0.1%
1,795	Kansas Development Finance Authority, Public Water Supply, Series DW-1, Rev., 3.250%, 04/01/17 (p)	1,823

	Transportation — 0.2%
3,400	Kansas State Department Transportation Highway, Series C, Rev., 5.000%, 09/01/17	3,551

	Water & Sewer — 0.1%
2,200	City of Wichita, Water & Sewer Utility, Series A, Rev., 5.000%, 10/01/22	2,678

	Total Kansas	12,097

	Kentucky — 1.2%
	Education — 0.4%
6,980	University of Kentucky, Series D, Rev., 5.000%, 10/01/21	8,358

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
3,000	County of Carroll, Kentucky Pollution Control, Kentucky Utilities Company Project, Series A, Rev.,VAR, 1.050%, 09/01/19	2,997
7,000	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	7,028

		10,025

	Prerefunded — 0.1%
2,500	Louisville/Jefferson County Metro Government, Health Facilities, Jewish Hospital & St. Mary’s HealthCare, Inc. Project, Rev., 6.125%, 02/01/18 (p)	2,694

	Transportation — 0.2%
	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Fund,
750	Series A, Rev., 5.000%, 09/01/23	912
1,750	Series A, Rev., 5.000%, 09/01/25	2,222
	Louisville Regional Airport Authority, Airport System,
1,500	Series A, Rev., AMT, 3.000%, 07/01/17	1,528
345	Series B, Rev., 4.000%, 07/01/18	366

		5,028

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 0.1%
1,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A, Rev., 4.000%, 02/01/17	1,014

	Total Kentucky	27,119

	Louisiana — 0.5%
	General Obligation — 0.3%
	State of Louisiana,
360	Series A, GO, 5.000%, 08/01/19 (p)	405
7,000	Series B, GO, 5.000%, 11/15/18	7,635

		8,040

	Other Revenue — 0.1%
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
160	Rev., 3.000%, 05/15/17	162
300	Rev., 3.000%, 05/15/18	311
2,250	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	2,318

		2,791

	Water & Sewer — 0.1%
1,100	City of New Orleans, Rev., 5.000%, 12/01/18	1,197

	Total Louisiana	12,028

	Maine — 0.5%
	General Obligation — 0.5%
750	City of Westbrook, GO, 5.000%, 10/15/24	947
	State of Maine,
4,740	Series B, GO, 4.000%, 06/01/17	4,865
6,000	Series B, GO, 5.000%, 06/01/18	6,458

	Total Maine	12,270

	Maryland — 2.5%
	Education — 0.3%
	University of Maryland, Auxiliary Facilities & Tuition System,
1,000	Series A, Rev., 5.000%, 04/01/17	1,027
5,540	Series A, Rev., 5.000%, 04/01/20	6,361

		7,388

	General Obligation — 1.9%
2,000	County of Montgomery, Public Improvement, Series A, GO, 5.000%, 08/01/19	2,249
	State of Maryland, State & Local Facilities Loan,
12,795	Series A, GO, 5.000%, 08/01/20	14,881
17,780	Series B, GO, 5.000%, 03/15/18	18,978
6,900	Series C, GO, 5.000%, 08/01/20	8,025

		44,133

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.0% (g)
750	State of Maryland, Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Rev., 5.000%, 07/01/22	910

	Prerefunded — 0.2%
4,335	State of Maryland, State & Local Facilities Loan, Series C, GO, 5.000%, 03/01/19 (p)	4,800

	Transportation — 0.1%
2,070	Maryland State Transportation Authority, Rev., GRAN, 5.000%, 03/01/17	2,116

	Total Maryland	59,347

	Massachusetts — 2.0%
	Education — 0.4%
1,000	Massachusetts Development Finance Agency, Boston College, Series S, Rev., 5.000%, 07/01/17	1,037
4,535	Massachusetts Health & Educational Facilities Authority, Various Amherst College, Series K-2, Rev., VAR, 1.700%, 11/01/16	4,543
3,295	Massachusetts School Building Authority, Series A, Rev., 5.000%, 11/15/24	4,228

		9,808

	General Obligation — 0.9%
	City of Boston,
6,820	Series A, GO, 5.000%, 03/01/22	8,292
7,360	Series A, GO, 5.000%, 03/01/23	9,148
4,310	Massachusetts State Consolidate Loan of 2014, Series 2, GO, 4.000%, 04/01/18	4,540

		21,980

	Hospital — 0.1%
	Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group,
450	Series I, Rev., 5.000%, 07/01/18	481
1,150	Series I, Rev., 5.000%, 07/01/27	1,436
500	Massachusetts State Development Finance Agency, Lahey Health System, Series F, Rev., 5.000%, 08/15/26	574

		2,491

	Other Revenue — 0.2%
700	Massachusetts Development Finance Agency, Berklee College of Music, Rev., 5.000%, 10/01/27	898
3,250	Massachusetts Development Finance Agency, Caregroup, Series H-1, Rev., 5.000%, 07/01/19	3,617

		4,515

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.4%
7,515	Massachusetts Health & Educational Facilities Authority, Institute of Technology, Series O, Rev., 6.000%, 07/01/18 (p)	8,249

	Transportation — 0.0% (g)
100	Commonwealth of Massachusetts, Rail Enhancement Program, Series A, Rev., 5.000%, 06/01/20	116
750	Massachusetts Port Authority, Series C, Rev., 5.000%, 07/01/23	933

		1,049

	Total Massachusetts	48,092

	Michigan — 1.1%
	General Obligation — 0.3%
1,000	Kalamazoo Public Schools, GO, 5.000%, 05/01/22	1,204
	Troy School District, School Building & Site,
1,425	GO, Q-SBLF, 3.000%, 05/01/17	1,448
875	GO, Q-SBLF, 4.000%, 05/01/18	922
650	GO, Q-SBLF, 5.000%, 05/01/19	719
500	GO, Q-SBLF, 5.000%, 05/01/20	571
550	GO, Q-SBLF, 5.000%, 05/01/21	646
500	GO, Q-SBLF, 5.000%, 05/01/22	599

		6,109

	Hospital — 0.1%
2,250	Michigan State Hospital Finance Authority, Ascension Health Credit Group, Series B-4, Rev., 5.000%, 11/15/27	2,828

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,600	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev.,VAR, 1.450%, 09/01/21	2,598

	Other Revenue — 0.3%
	Michigan Finance Authority, Clean Water Revolving Fund,
2,110	Rev., 5.000%, 10/01/16	2,118
2,250	Rev., 5.000%, 10/01/21	2,698
	Michigan Finance Authority, Local Government Loan Program,
1,290	Series B, Rev., 4.000%, 11/01/18	1,377
675	Series B, Rev., 4.000%, 11/01/19	739
455	Series B, Rev., 4.000%, 11/01/20	507

		7,439

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	33

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.2%
5,055	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/17 (p)	5,297

	Water & Sewer — 0.1%
	City of Grand Rapids, Sanitary Sewer System Improvement,
350	Rev., 5.000%, 01/01/22	420
450	Rev., 5.000%, 01/01/23	551
	City of Wyoming, Water Supply System,
175	Rev., 5.000%, 06/01/24	217
610	Rev., 5.000%, 06/01/27	769

		1,957

	Total Michigan	26,228

	Minnesota — 1.2%
	Education — 0.1%
	Minnesota Higher Education Facilities Authority,
350	Series L, Rev., 4.000%, 04/01/20	388
400	Series L, Rev., 5.000%, 04/01/23	489
750	Series L, Rev., 5.000%, 04/01/26	958

		1,835

	General Obligation — 0.7%
11,885	State of Minnesota, Series A, GO, 5.000%, 08/01/18	12,872
3,500	State of Minnesota, Various Purpose, Series A, GO, 5.000%, 06/01/17	3,616

		16,488

	Hospital — 0.1%
1,300	City of St. Cloud Minnesota, Centracare Health System, Series A, Rev., 5.000%, 05/01/28	1,641

	Transportation — 0.1%
	Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport,
750	Series A, Rev., 5.000%, 01/01/18	793
220	Series A, Rev., 5.000%, 01/01/20	250
1,000	Series A, Rev., 5.000%, 01/01/22	1,197

		2,240

	Utility — 0.2%
	Western Minnesota Municipal Power Agency, Power Supply,
2,400	Series A, Rev., 3.000%, 01/01/18	2,475
1,500	Series A, Rev., 5.000%, 01/01/23	1,836
1,000	Series A, Rev., 5.000%, 01/01/24	1,249

		5,560

	Total Minnesota	27,764

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Mississippi — 0.9%
	Education — 0.1%
1,745	Mississippi State University Educational Building Corp., New Facilities & Refinancing Project, Series A, Rev., 4.000%, 08/01/18	1,855
780	University of Mississippi Educational Building Corp., Series A, Rev., 3.000%, 10/01/32	815

		2,670

	General Obligation — 0.5%
	State of Mississippi,
6,735	Series C, GO, 5.000%, 10/01/25	8,698
2,500	Series F, GO, 5.250%, 10/01/23	3,168

		11,866

	Other Revenue — 0.3%
6,080	Mississippi Development Bank, Mississippi Department of Corrections East Mississippi Correctional Facility Project, Series C, Rev., 5.000%, 08/01/26	7,685

	Total Mississippi	22,221

	Missouri — 1.5%
	Certificate of Participation/Lease — 0.1%
1,000	City of Chesterfield, COP, 5.000%, 12/01/21	1,197
750	Cole County Missouri Refunding, Jail Project, COP, 4.000%, 12/01/16	756
1,000	St. Charles County Public Water Supply District No. 2, Series B, COP, 5.000%, 12/01/23	1,211

		3,164

	Education — 0.2%
	Health & Educational Facilities Authority,
450	Rev., 4.000%, 10/01/18	481
625	Rev., 4.000%, 10/01/19	686
300	Rev., 4.000%, 10/01/20	338
300	Rev., 4.000%, 10/01/21	344
	Missouri State Health & Educational Facilities Authority, Health Facilities, BJC Health System,
1,000	Rev., 5.000%, 01/01/17	1,015
950	Rev., 5.000%, 01/01/18	1,006
855	Rev., 5.000%, 01/01/19	939
225	Rev., 5.000%, 01/01/21	264

		5,073

	General Obligation — 0.1%
350	County of Clay, North Kansas City School District 74, Refunding & Improvement, Missouri Direct Deposit Program, GO, 5.000%, 03/01/22	424

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,900	Francis Howell School Missouri Direct Deposit Program, GO, 4.000%, 03/01/24	2,249
325	School District of the City of Ladue, GO, 4.000%, 03/01/21	370

		3,043

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/20	3,045
550	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 07/01/23	643
2,045	State of Missouri, Environmental Improvement & Energy Residual Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.000%, 01/01/24	2,449

		6,137

	Other Revenue — 0.3%
2,100	Bi-State Development Agency, Metropolitan District, Sales Tax Appropriation, Combined Lien, Series A, Rev., 5.000%, 10/01/17	2,201
350	City of Springfield, Series A, Rev., 4.000%, 09/01/18	372
2,000	County of Jackson, Harry S. Truman Sports Complex Project, Rev., 5.000%, 12/01/22	2,430
2,010	County of St. Louis, Regional Convention & Sports Complex Authority, Convention & Sports Facility, Series B, Rev., 5.000%, 08/15/19	2,246

		7,249

	Prerefunded — 0.1%
2,205	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 01/01/21 (p)	2,595

	Transportation — 0.4%
	Kansas City, Missouri Airport Refunding, General Improvement,
2,500	Series B, Rev., 5.000%, 09/01/17	2,606
1,250	Series B, Rev., 5.000%, 09/01/18	1,352
	Missouri Airport Refunding, Lambert St. Louis International Airport,
1,575	Rev., 5.000%, 07/01/21	1,841
1,000	Rev., 5.000%, 07/01/22	1,189

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
1,080	Rev., 5.000%, 07/01/23	1,305

		8,293

	Total Missouri	35,554

	Montana — 0.1%
	General Obligation — 0.1%
	State of Montana, Long-Range Building Program,
690	GO, 5.000%, 08/01/21	827
1,000	GO, 5.000%, 08/01/22	1,227
650	Yellowstone County, School District No. 2 Billings, School Building, GO, 5.000%, 06/15/20	751

	Total Montana	2,805

	Nebraska — 0.5%
	General Obligation — 0.1%
1,680	City of Omaha, Various Purpose, Series A, GO, 4.000%, 11/15/16	1,692

	Hospital — 0.1%
2,350	Douglas County Hospital Authority No. 2, Nebraska Health Facilities & Medicine, Rev., 4.000%, 05/15/32	2,644

	Utility — 0.3%
2,000	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/17	2,073
1,750	Municipal Energy Agency of Nebraska, Series A, Rev., 5.000%, 04/01/17	1,795
2,610	Nebraska Public Power District, Series B, Rev., 5.000%, 01/01/32	3,238

		7,106

	Total Nebraska	11,442

	Nevada — 0.2%
	Other Revenue — 0.1%
1,250	County of Clark, Series A, Rev., 4.000%, 07/01/18	1,325

	Water & Sewer — 0.1%
2,215	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/32	2,794

	Total Nevada	4,119

	New Hampshire — 0.2%
	General Obligation — 0.2%
2,880	State of New Hampshire, Series A, GO, 5.000%, 03/01/26	3,707

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	35

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Jersey — 1.6%
	Education — 0.2%
	New Jersey Economic Development Authority, School Facilities Construction,
1,040	Series A, Rev., 5.250%, 12/15/20	1,132
1,570	Series I, Rev., 5.500%, 09/01/16 (p)	1,570
2,500	New Jersey Educational Facilities Authority, Princeton University, Series B, Rev., 5.000%, 07/01/27	3,304

		6,006

	General Obligation — 0.9%
	City of Bayonne, State of New Jersey Qualified General Improvement,
245	GO, 5.000%, 07/01/23	295
680	GO, 5.000%, 07/01/25	846
1,425	GO, 5.000%, 07/01/26	1,792
780	GO, 5.000%, 07/01/28	965
	County of Passaic,
2,355	GO, 5.000%, 02/01/19	2,593
1,685	GO, 5.000%, 02/01/20	1,918
90	GO, 5.000%, 02/01/21	106
	State of New Jersey,
525	GO, AGM, 4.000%, 02/15/20	578
10,075	Series Q, GO, 5.000%, 08/15/20	11,469
425	Township of South Brunswick, GO, 5.000%, 09/01/22	515

		21,077

	Other Revenue — 0.3%
2,225	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.000%, 09/01/18	2,417
4,000	Tobacco Settlement Financing Corp., Asset-Backed, Series 1A, Rev., 5.000%, 06/01/18	4,130

		6,547

	Prerefunded — 0.1%
1,680	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 6.000%, 12/15/18 (p)	1,885

	Transportation — 0.1%
1,500	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., NATL-RE, 5.500%, 12/15/16	1,521

	Total New Jersey	37,036

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Mexico — 0.0% (g)
	Other Revenue — 0.0% (g)
800	New Mexico Finance Authority, Senior Lien Public Project, Series B, Rev., 5.000%, 06/01/21	950

	New York — 13.4%
	Education — 0.6%
	New York State Dormitory Authority, Columbia University,
585	Series B, Rev., 5.000%, 10/01/21	705
2,500	Series B, Rev., 5.000%, 10/01/23	3,153
5,000	New York State Dormitory Authority, New York University, Series A, Rev., 5.000%, 07/01/24	6,361
2,350	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., AGM, 5.000%, 10/01/16	2,359
1,100	New York State Dormitory Authority, The New School, Series A, Rev., 5.000%, 07/01/24	1,375

		13,953

	General Obligation — 1.8%
2,410	Bedford Central School District, GO, 5.000%, 11/15/22	2,978
4,230	City of New York, Fiscal Year 2003, Series C, Subseries C-A, GO, 5.000%, 08/01/17	4,401
3,860	City of New York, Fiscal Year 2012, Subseries G-1, GO, 5.000%, 04/01/20	4,427
3,695	City of New York, Fiscal Year 2013, Series B, GO, 4.000%, 08/01/19	4,037
6,250	City of New York, Fiscal Year 2014, Series K, GO, 5.000%, 08/01/19	7,008
	Counties of Rockland & Orange, Ramapo Central School District,
1,800	GO, 4.000%, 10/15/17	1,869
2,030	GO, 4.000%, 10/15/19	2,231
285	County of Allegany, Public Improvement, GO, 4.000%, 09/15/19	313
6,750	County of Westchester, Series B, GO, 5.000%, 11/15/25	8,855
2,025	Hampton Bays Union Free School District, GO, 5.000%, 09/15/22	2,481
1,300	South Orangetown New York Central School District, GO, 5.000%, 12/01/23	1,651
	Town of East Hampton,
1,000	GO, 5.000%, 05/15/21	1,191
1,000	GO, 5.000%, 05/15/23	1,253

		42,695

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.1%
	Build Resource Corp., The New York Methodist Hospital Project,
1,000	Rev., 5.000%, 07/01/18	1,072
550	Rev., 5.000%, 07/01/21	643
800	Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project, Series B, Rev., 5.000%, 07/01/23	970

		2,685

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,000	New York State Energy Research & Development Authority, Pollution Control, Electric & Gas Corp., Project, Series C, Rev., VAR, 2.000%, 05/01/20	3,080

	Other Revenue — 5.3%
	Battery Park City Authority,
3,450	Series A, Rev., 3.000%, 11/01/18	3,636
2,500	Series A, Rev., 4.000%, 11/01/19	2,770
	Brooklyn Arena Local Development Corp.,
500	Series A, Rev., 5.000%, 07/15/20 (w)	568
1,250	Series A, Rev., 5.000%, 07/15/26 (w)	1,571
1,125	Series A, Rev., 5.000%, 07/15/28 (w)	1,410
7,555	City of New York, Transitional Finance Authority, Future Tax, Subseries C-1, Rev., 5.000%, 11/01/16 (p)	7,612
2,445	City of New York, Transitional Finance Authority, Unrefunded Balance, Future Tax, Subseries C-1, Rev., 5.000%, 11/01/16	2,464
500	City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project, Rev., 5.000%, 08/01/20	573
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
2,750	Series B, Rev., 5.000%, 02/01/20	3,144
2,120	Subseries A-1, Rev., 5.000%, 11/01/17	2,229
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
1,490	Series A, Subseries A-1, Rev., 5.000%, 11/01/17 (p)	1,567
3,700	Series A, Subseries A-1, Rev., 5.000%, 11/01/20	4,334
	New York City, The Trust for Cultural Resources Museum Modern Art,
6,510	Series 1-E, Rev., 4.000%, 02/01/23	7,673
3,500	Series 1-E, Rev., 4.000%, 04/01/28	4,202
3,000	Series 1-E, Rev., 4.000%, 04/01/29	3,572

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
1,750	Series 1-E, Rev., 4.000%, 04/01/30	2,071
1,750	Series 1-E, Rev., 4.000%, 04/01/31	2,059
5,000	New York Convention Center Development Corp. Hotel Unit Fee Secured, Rev., 5.000%, 11/15/26	6,415
1,210	New York Local Government Assistance Corp., Senior Lien, Series A, Rev., 5.000%, 04/01/17	1,242
	New York Local Government Assistance Corp., Subordinated Lien,
2,845	Series A-5/6, Rev., 5.000%, 04/01/18	3,042
1,500	Series A-5/6, Rev., 5.500%, 04/01/19	1,685
	New York State Dormitory Authority, Fordham University,
400	Series A, Rev., 5.000%, 07/01/28	513
500	Series B, Rev., 5.000%, 10/01/24	644
	New York State Dormitory Authority, State Sales Tax,
2,000	Series A, Rev., 5.000%, 03/15/17	2,049
3,000	Series A, Rev., 5.000%, 03/15/18	3,205
2,000	Series A, Rev., 5.000%, 03/15/21	2,375
10,180	New York State Environmental Facilities Corp., Green Bonds, Series D, Rev., 5.000%, 09/15/21	12,282
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
8,525	Series A, Rev., 5.000%, 10/15/19	9,654
15,405	Series A, Rev., 5.000%, 10/15/20	18,035
4,800	Series A, Rev., 5.000%, 10/15/22	5,921
4,500	Series A, Rev., 5.000%, 10/15/25	5,770

		124,287

	Prerefunded — 0.6%
12,055	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	12,848

	Special Tax — 0.9%
1,110	New York State Dormitory Authority, Personal Income Tax, Series G, Rev., 5.000%, 08/15/21	1,330
1,000	New York State Urban Development Corp., Economic Development & Housing, Series A-1, Rev., 5.000%, 12/15/16	1,013
17,140	New York State Urban Development Corp., General Purpose, Series C, Rev., 5.000%, 03/15/18	18,295

		20,638

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	37

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 3.2%
	Buffalo & Fort Erie Public Bridge Authority, Toll Bridge System,
465	Rev., 5.000%, 01/01/20	527
815	Rev., 5.000%, 01/01/21	952
	Metropolitan Transportation Authority,
11,000	Series C, Rev., VAR, 4.000%, 11/15/20	12,290
2,770	Series D, Rev., 5.000%, 11/15/18	3,029
1,435	Subseries A-1, Rev., 5.000%, 11/15/20	1,673
2,000	Subseries C-1, Rev., 5.000%, 11/15/19	2,263
3,000	Subseries C-1, Rev., 5.000%, 11/15/24	3,797
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries B-2, Rev., 5.000%, 11/01/16	3,023
	New York State Thruway Authority,
32,125	Series A, Rev., 5.000%, 05/01/19	35,699
4,200	Series J, Rev., 5.000%, 01/01/18	4,440
2,500	Port Authority of New York & New Jersey, Consolidated 185, Rev., AMT, 5.000%, 09/01/17	2,605
5,000	Triborough Bridge & Tunnel Authority, Series B, Rev., 5.000%, 11/15/17	5,271

		75,569

	Water & Sewer — 0.8%
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
4,000	Series CC-2, Rev., 5.000%, 06/15/18	4,053
5,000	Series EE, Rev., 5.000%, 06/15/19	5,596
9,385	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution, Series A, Rev., 5.000%, 06/15/17	9,718

		19,367

	Total New York	315,122

	North Carolina — 0.6%
	General Obligation — 0.5%
2,230	City of Durham, Series C, GO, 5.000%, 07/01/18	2,408
9,670	State of North Carolina, Series D, GO, 4.000%, 06/01/20	10,829

		13,237

	Prerefunded — 0.1%
1,510	County of Union, North Carolina, Series D, GO, NATL-RE, 5.000%, 03/01/17 (p)	1,543

	Total North Carolina	14,780

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — 1.4%
	Education — 0.3%
535	Ohio Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., 4.000%, 12/01/19	589
	Ohio Higher Educational Facility Commission, Denison University Project,
2,920	Rev., 5.000%, 11/01/24	3,673
1,000	Rev., 5.000%, 11/01/26	1,263
	Ohio State Higher Educational Facility Commission, Oberlin College,
600	Rev., 4.000%, 10/01/18	642
675	Rev., 4.000%, 10/01/19	741
1,000	Rev., 5.000%, 10/01/20	1,160

		8,068

	General Obligation — 0.1%
1,200	City of Columbus, Series A, GO, 2.000%, 07/01/17	1,214
	City of Dublin, Various Purpose,
500	GO, 4.000%, 12/01/27	605
300	GO, 4.000%, 12/01/28	361

		2,180

	Hospital — 0.2%
	County Of Lake, Hospital Facilities, Lake Hospital System, Inc.,
1,445	Rev., 5.000%, 08/15/23	1,740
1,655	Rev., 5.000%, 08/15/24	2,027

		3,767

	Other Revenue — 0.7%
	City of Toledo, Water System,
2,165	Rev., 5.000%, 11/15/27	2,793
1,045	Rev., 5.000%, 11/15/28	1,339
1,155	Rev., 5.000%, 11/15/29	1,472
1,165	County of Cuyahoga, Rev., 5.000%, 12/01/22	1,432
1,250	Ohio State, Capital Facilities, Lease Appropriation, Adult Correctional Building Funding Projects, Series A, Rev., 5.000%, 10/01/16	1,255
200	RiverSouth Authority, Riversouth Area Redevelopment Refunding, Series A, Rev., 5.000%, 06/01/22	240
3,595	State of Ohio, Capital Facilities Lease Appropriation, Cultural & Sports Facilities Building Fund Projects, Series B, Rev., 5.000%, 04/01/24	4,500

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,000	State of Ohio, Capital Facilities Lease-Appropriation, Series A, Rev., 5.000%, 10/01/18	1,089
1,500	State of Ohio, Capital Facilities Lease-Appropriation, Mental Health Facilities Improvement, Funds Project, Series A, Rev., 4.000%, 02/01/17	1,522

		15,642

	Water & Sewer — 0.1%
	Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati,
500	Series A, Rev., 5.000%, 12/01/18	548
640	Series A, Rev., 5.000%, 12/01/19	726
1,375	Series A, Rev., 5.000%, 12/01/21	1,654

		2,928

	Total Ohio	32,585

	Oklahoma — 0.9%
	Education — 0.6%
	Blaine County Educational Facilities Authority, Educational Facilities, Watonga Public Schools Project,
555	Rev., 5.000%, 12/01/18	603
850	Rev., 5.000%, 12/01/19	953
1,000	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Moore Public Schools Project, Rev., 5.000%, 06/01/17	1,031
6,195	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Norman Public Schools Project, Rev., 5.000%, 07/01/19	6,882
450	Oklahoma County Finance Authority, Educational Facilities, Lease Western Harrah Public Schools Project, Rev., 2.000%, 09/01/18	458
	Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project,
250	Rev., 4.000%, 09/01/18	265
325	Rev., 5.000%, 09/01/19	362
2,000	Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.000%, 09/01/21	2,352

		12,906

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.3%
	Cleveland County Justice Authority, Sales Tax, Detention Facility Project,
1,205	Rev., 3.000%, 03/01/17	1,218
1,000	Rev., 3.000%, 03/01/18	1,030
500	Rev., 4.000%, 03/01/20	536
700	Oklahoma Capitol Improvement Authority, Agency Facilities, Series C, Rev., 5.000%, 07/01/19	781
3,225	Oklahoma Capitol Improvement Authority, State Facilities, Series A, Rev., 5.000%, 01/01/24	4,047

		7,612

	Utility — 0.0% (g)
600	The Edmond Public Works Authority, Sales Tax And Utility System, Rev., 5.000%, 07/01/29	757

	Total Oklahoma	21,275

	Oregon — 1.2%
	General Obligation — 0.7%
5,530	State Of Oregon, Series A, GO, 2.000%, 09/15/16	5,533
2,000	State of Oregon, Article XI-Q State Projects, Series H, GO, 5.000%, 05/01/21	2,377
7,005	State of Oregon, Tax-Exempt Refunding, Series L, GO, 5.000%, 11/01/19	7,945

		15,855

	Hospital — 0.1%
500	Deschutes County Facilities Authority, Oregon Hospital, St. Charles Health System, Inc., Series A, Rev., 4.000%, 01/01/33 (w)	554
1,000	Oregon State Facilities Authority, Providence Health & Services, Series A, Rev., 4.000%, 10/01/16	1,003

		1,557

	Prerefunded — 0.3%
6,210	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.250%, 04/01/19 (p)	6,924

	Transportation — 0.1%
	Port of Portland, International Airport,
1,000	Series 23, Rev., 5.000%, 07/01/23	1,239
1,595	Series 23, Rev., 5.000%, 07/01/24	2,014

		3,253

	Utility — 0.0% (g)
325	City of Eugene, Oregon Electric Utility System, Series A, Rev., 4.000%, 08/01/31	377

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	39

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.0% (g)
40	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 10/01/23	50

	Total Oregon	28,016

	Pennsylvania — 3.9%
	Education — 0.7%
5,055	Pennsylvania State Higher Educational Facilities Authority, Trustees of the University, Series B, Rev., 5.000%, 10/01/22	6,185
	State Public School Building Authority, Community College of Philadelphia Project,
2,760	Rev., 5.000%, 06/15/21	3,190
2,625	Rev., 5.000%, 06/15/24	3,162
2,860	State Public School Building Authority, Montgomery County Community College, Rev., 5.000%, 05/01/19	3,146

		15,683

	General Obligation — 0.2%
2,200	Commonwealth of Pennsylvania, First Series, GO, 5.000%, 07/01/18	2,365
310	County of Bucks, GO, 5.000%, 05/01/26	407
350	Schuylkill Valley School District, GO, 5.000%, 04/01/22	421
1,045	Souderton Area School District, Series A, GO, 4.000%, 11/15/18	1,116

		4,309

	Hospital — 0.2%
1,225	Lancaster County Hospital Authority, Health System, General Hospital Project, Series B, Rev., 4.000%, 07/01/17 (p)	1,260
1,400	Southcentral General Authority, Hanover Hospital, Inc., Rev., 5.000%, 12/01/26	1,699
	Southcentral General Authority, Wellspan Health Obligation Group,
380	Series A, Rev., 5.000%, 06/01/24	470
1,000	Series A, Rev., 5.000%, 06/01/27	1,216

		4,645

	Other Revenue — 0.9%
14,950	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B, Rev., 5.000%, 07/01/21	15,802
5,000	Philadelphia City Municipal Authority, Series A, Rev., 5.000%, 11/15/17	5,249

		21,051

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.2%
5,675	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 03/01/17 (p)	5,802

	Transportation — 0.4%
	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior,
1,000	Series A, Rev., 5.000%, 12/01/22	1,219
2,000	Series A, Rev., 5.000%, 12/01/23	2,486
4,000	Series A, Rev., 5.000%, 12/01/32	5,029

		8,734

	Water & Sewer — 1.3%
	Allegheny County Sanitary Authority, Sewer,
1,335	Rev., AGM, 4.000%, 12/01/31	1,523
4,000	Rev., 5.000%, 12/01/21	4,758
3,000	Rev., 5.000%, 12/01/22	3,636
4,000	Rev., 5.000%, 12/01/23	4,942
	City of Philadelphia, Water & Wastewater,
8,530	Series A, Rev., 5.000%, 01/01/20	9,682
1,510	Series A, Rev., 5.000%, 07/01/22	1,823
2,595	Series A, Rev., 5.000%, 07/01/24	3,260
750	Pittsburgh Water & Sewer Authority, First Lien, Series B, Rev., AGM, 4.000%, 09/01/17	775

		30,399

	Total Pennsylvania	90,623

	Rhode Island — 0.2%
	General Obligation — 0.2%
	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan,
1,000	Series A, GO, 5.000%, 10/15/18	1,091
1,475	Series A, GO, 5.000%, 10/15/19 (p)	1,669
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/19	1,132

		3,892

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
590	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Green Bonds, Series A, Rev., 5.000%, 10/01/26	755

	Total Rhode Island	4,647

	South Carolina — 0.4%
	Education — 0.2%
3,840	SCAGO Educational Facilities Corp., School District of Pickens County Project, Rev., 5.000%, 12/01/20	4,446

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.1%
	State of South Carolina,
1,310	Series B, GO, 5.000%, 04/01/18	1,401
1,110	Series D, GO, 5.000%, 04/01/18	1,187

		2,588

	Special Tax — 0.1%
	County of Charleston,
645	Rev., 5.000%, 12/01/18	706
1,000	Rev., 5.000%, 12/01/19	1,133

		1,839

	Total South Carolina	8,873

	South Dakota — 0.1%
	Education — 0.1%
	South Dakota Health & Educational Facilities Authority,
625	Series B, Rev., 4.000%, 11/01/20	699
500	Series B, Rev., 4.000%, 11/01/21	566
375	Series B, Rev., 5.000%, 11/01/22	454

		1,719

	Other Revenue — 0.0% (g)
	South Dakota State Building Authority,
500	Series B, Rev., 5.000%, 06/01/19	557
485	Series B, Rev., 5.000%, 06/01/21	574

		1,131

	Total South Dakota	2,850

	Tennessee — 0.4%
	Education — 0.1%
1,250	Tennessee State School Authority, Higher Educational Facilities, Series B, Rev., 3.000%, 11/01/16	1,255

	General Obligation — 0.3%
2,330	County of Maury, GO, 4.000%, 04/01/17	2,377
2,500	The Metropolitan Government of Nashville & Davidson County, GO, 4.000%, 01/01/30	2,939
1,000	Williamson County District School, Series A, GO, 5.000%, 04/01/18	1,070

		6,386

	Other Revenue — 0.0% (g)
5	Metropolitan Government of Nashville & Davidson, County Sports Authority, Public Improvement, Rev., 5.000%, 07/01/20	6

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — 0.0% (g)
800	City of Chattanooga, Electric System, Series A, Rev., 5.000%, 09/01/22	979

	Water & Sewer — 0.0% (g)
835	Clarksville Tennessee Water Sewer & Gas Refunding-Sub Lien, Rev., 4.000%, 02/01/17	846

	Total Tennessee	9,472

	Texas — 7.3%
	Education — 0.1%
790	Austin Community College District, Combined Fee, Series A, Rev., 5.000%, 02/01/21	922
790	Stephen F. Austin State University, Board of Regents, Revenue Financing System, Rev., 4.000%, 10/15/18	840

		1,762

	General Obligation — 3.8%
	Allen Independent School District, School Building,
400	GO, PSF-GTD, 5.000%, 02/15/26	520
705	GO, PSF-GTD, 5.000%, 02/15/27	910
840	Argyle Independent School District, School Building, GO, PSF-GTD, 3.000%, 08/15/19	894
	City of Abilene, Taylor & Jones Counties,
500	GO, 4.000%, 02/15/27 (w)	582
475	GO, 5.000%, 02/15/21	557
	City of Beaumont,
1,855	GO, 4.000%, 03/01/29	2,153
1,000	GO, 4.000%, 03/01/30	1,152
	City of Colony,
620	GO, 5.000%, 08/15/19	696
610	GO, 5.000%, 08/15/20	705
1,045	City of Denton, GO, 5.000%, 02/15/23	1,283
8,030	City of El Paso, GO, 4.000%, 08/15/29	9,244
	City of El Paso, Refunding & Improvement,
530	GO, 5.000%, 08/15/21	629
4,035	GO, 5.000%, 08/15/25	5,144
	City of Fort Worth, Certificates of Obligation,
445	Series A, GO, 3.000%, 03/01/17	451
500	Series A, GO, 4.000%, 03/01/18	525
785	Series A, GO, 4.000%, 03/01/19	848
	City of Fort Worth, Refunding & Improvement, General Purpose,
870	GO, 3.000%, 03/01/17	881
1,000	GO, 4.000%, 03/01/18	1,050
1,060	GO, 4.000%, 03/01/19	1,145

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	41

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,640	City of Grand Prairie, GO, 5.000%, 02/15/25	2,096
185	City of Mesquite, County of Dallas, GO, 4.000%, 02/15/18	193
355	City of Mesquite, County of Dallas, Certificates of Obligation, GO, 3.000%, 02/15/18	366
1,000	City of Pasadena, Series A, GO, 4.000%, 02/15/28	1,150
2,000	City of San Antonio, General Improvement, GO, 5.000%, 02/01/23	2,443
	City of Waxahachie,
2,075	Series A, GO, 4.000%, 08/01/27	2,468
775	Series A, GO, 4.000%, 08/01/29	907
1,715	Series B, GO, 4.000%, 08/01/27	2,040
1,785	Series B, GO, 4.000%, 08/01/28	2,106
1,100	Series B, GO, 4.000%, 08/01/29	1,287
1,350	City of Wylie, GO, 5.000%, 02/15/27	1,719
5,150	County of Travis, Austin Independent School District, Unlimited Tax Refunding, GO, NATL-RE, 5.000%, 08/01/17	5,361
9,275	Fort Worth Independent School District & School Building, GO, PSF-GTD, 3.000%, 02/15/29 (w)	9,844
4,305	Irving Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/25	5,507
	Judson Independent School District,
3,240	GO, PSF-GTD, 3.000%, 02/01/30 (w)	3,405
6,000	GO, PSF-GTD, 3.000%, 02/01/31 (w)	6,259
420	GO, PSF-GTD, 4.000%, 02/01/18	439
595	Series A, GO, 5.000%, 02/01/19	655
750	Mabank Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/25	964
	Mesquite Independent School District,
1,295	Series A, GO, PSF-GTD, 4.000%, 08/15/29	1,521
1,375	Series A, GO, PSF-GTD, 4.000%, 08/15/30	1,605
1,000	Series B, GO, PSF-GTD, 4.000%, 08/15/28	1,184
1,880	Northside Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/25	2,429
3,000	State of Texas, Transportation Commission Mobility, GO, 5.000%, 10/01/19	3,391

		88,708

	Other Revenue — 0.8%
10,755	Harris County, Houston Sports Authority Senior Lien, Series A, Rev., AGM, 5.000%, 11/15/26	13,276
4,700	Lower Colorado River Authority, Series B, Rev., 5.000%, 05/15/23	5,694

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
505	Midtown Redevelopment Authority, Tax Allocation, Rev., 4.000%, 01/01/17	510

		19,480

	Prerefunded — 0.6%
5,605	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	6,423
60	Lower Colorado River Authority, Series B, Rev., 5.000%, 05/15/22 (p)	73
7,000	North East Independent School District, School Building, Series A, GO, PSF-GTD, 5.000%, 08/01/17 (p)	7,282

		13,778

	Transportation — 1.2%
500	Harris County Metropolitan Transit Authority, Series A, Rev., 5.000%, 11/01/16	504
	Harris County, Toll Road, Senior Lien,
4,000	Series A, Rev., 5.000%, 08/15/26	5,213
4,500	Series A, Rev., 5.000%, 08/15/28	5,759
500	Love Field Airport Modernization Corp., Rev., AMT, 5.000%, 11/01/18	542
3,140	North Texas Tollway Authority System, First Tier, Series A, Rev., 5.000%, 01/01/27	3,837
1,155	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	1,155
10,125	Texas Transportation Commission Central, Turnpike System, Second Tier, Series A, Rev., VAR, 5.000%, 04/01/20	11,505

		28,515

	Utility — 0.3%
	City of Cedar Park, Utility System,
820	Rev., 5.000%, 08/15/21	975
560	Rev., 5.000%, 08/15/22	679
5,000	City of Houston, Utility System Revenue Refunding, Series C, Rev., 5.000%, 05/15/20	5,750
	City of Victoria, Utility System,
160	Rev., 2.000%, 12/01/18	164
150	Rev., 2.500%, 12/01/19	158

		7,726

	Water & Sewer — 0.5%
3,520	City of Dallas, Waterworks & Sewer System, Series A, Rev., 5.000%, 10/01/19	3,975
	City of Galveston, Waterworks & Sewer System,
180	Rev., 4.000%, 05/01/18	190

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
205	Rev., 5.000%, 05/01/19	227
245	Rev., 5.000%, 05/01/20	281
265	Rev., 5.000%, 05/01/21	312
380	Rev., 5.000%, 05/01/24	476
850	Rev., 5.000%, 05/01/26	1,051
1,000	City of San Antonio, Water System, Junior Lien, Series E, Rev., 5.000%, 05/15/19	1,114
1,035	North Harris County, Regional Water Authority, Senior Lien, Rev., 5.000%, 12/15/19	1,172
	Trinity River Authority Central Regional Wastewater System,
1,500	Rev., 5.000%, 08/01/18	1,624
1,250	Rev., 5.000%, 08/01/19	1,403

		11,825

	Total Texas	171,794

	Utah — 1.2%
	General Obligation — 0.5%
	State of Utah,
4,925	GO, 5.000%, 07/01/21	5,891
4,855	Series C, GO, 5.000%, 07/01/18	5,244

		11,135

	Other Revenue — 0.0% (g)
500	West Valley City Municipal Building Authority, Rev., AGM, 4.000%, 02/01/33	555

	Transportation — 0.7%
	Utah Transit Authority Subordinated Sales Tax,
10,000	Rev., 3.000%, 12/15/27	10,676
5,680	Rev., 3.000%, 12/15/28	5,967

		16,643

	Total Utah	28,333

	Vermont — 0.2%
	Education — 0.1%
	University of Vermont & State Agricultural College,
750	Rev., 5.000%, 10/01/21	897
855	Rev., 5.000%, 10/01/22	1,045

		1,942

	General Obligation — 0.1%
1,025	City of Burlington, Vermont, Series A, GO, 3.000%, 11/01/18	1,071

	Other Revenue — 0.0% (g)
	Vermont Municipal Bond Bank,
545	Series 2, Rev., 5.000%, 12/01/17	575

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
400	Series 3, Rev., 5.000%, 12/01/21	481

		1,056

	Total Vermont	4,069

	Virginia — 2.4%
	Education — 0.2%
2,900	Virginia Public School Authority, Special Obligation, Rev., 5.000%, 07/15/19	3,255

	General Obligation — 0.7%
3,940	City of Alexandria, Series A, GO, 4.250%, 06/15/18	4,195
	County of Arlington,
5,390	Series B, GO, 5.000%, 08/15/22	6,619
5,000	Series B, GO, 5.000%, 08/15/25	6,545

		17,359

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
5,090	Virginia Beach Development Authority, Public Refunded, Series C, Rev., 5.000%, 08/01/18	5,500

	Other Revenue — 0.3%
2,150	Fairfax County Economic Development Authority, County Facilities Projects, Series A, Rev., 4.000%, 10/01/18	2,296
1,300	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.000%, 11/01/18	1,421
2,250	Virginia Resources Authority, Infrastructure Pooled Financing Program, Series C, Rev., 5.000%, 11/01/20	2,635

		6,352

	Prerefunded — 0.3%
1,450	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/17 (p)	1,487
	Virginia Resources Authority, Clean Water State Revolving Fund,
4,725	Rev., 4.750%, 10/01/17 (p)	4,939

		6,426

	Water & Sewer — 0.7%
	City of Norfolk, Water Revenue,
4,435	Rev., 5.000%, 11/01/17	4,662
1,340	Rev., 5.000%, 11/01/18	1,464
3,190	County of Fairfax, Sewer Revenue, Rev., 5.000%, 07/15/19	3,581

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	43

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
5,615	Fairfax County Water Authority, Series B, Rev., 5.250%, 04/01/24	7,268

		16,975

	Total Virginia	55,867

	Washington — 1.2%
	Certificate of Participation/Lease — 0.2%
	State of Washington, State & Local Agency Real & Personal Property,
2,555	Series D, COP, 5.000%, 07/01/18	2,752
3,125	Series D, COP, 5.000%, 07/01/19	3,487

		6,239

	Education — 0.0% (g)
125	University of Washington, Rev., 1.750%, 04/01/19	128

	General Obligation — 0.6%
2,000	County of King, Shoreline School District No. 412, GO, 4.000%, 12/01/16	2,017
	King County Public Hospital District No. 2, Evergreenhealth,
1,370	GO, 5.000%, 12/01/18	1,500
870	GO, 5.000%, 12/01/19	986
1,400	Snohomish County School District No. 002, Everett Refunding, GO, 4.000%, 12/01/17	1,457
7,300	State of Washington, Various Purpose, Series R-2011B, GO, 5.000%, 07/01/17	7,571

		13,531

	Other Revenue — 0.2%
3,205	Central Puget Sound Regional Transit Authority, Sales Tax, Green Bonds, Series S-1, Rev., 5.000%, 11/01/29	4,069

	Transportation — 0.2%
4,000	Port of Seattle, Intermediate Lien, Series B, Rev., 5.000%, 03/01/19	4,421

	Utility — 0.0% (g)
500	County of Snohomish, Public Utility District No. 1, Electric System, Rev., 5.000%, 12/01/25	648

	Total Washington	29,036

	West Virginia — 0.2%
	Hospital — 0.1%
	Monongalia County Building Commission, Health System,
1,545	Rev., 5.000%, 07/01/18	1,655
1,565	Rev., 5.000%, 07/01/22	1,865

		3,520

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 0.1%
595	West Virginia Water Development Authority, Infrastructure Jobs Dev Council, Series A, Rev., 3.000%, 10/01/16	596
	West Virginia Water Development Authority, Loan Program II,
540	Series A-II, Rev., 3.000%, 11/01/16	542
555	Series B-II, Rev., 3.000%, 11/01/16	558

		1,696

	Total West Virginia	5,216

	Wisconsin — 1.1%
	Certificate of Participation/Lease — 0.1%
	State of Wisconsin, Master Lease,
800	Series A, COP, 5.000%, 09/01/17	834
1,125	Series A, COP, 5.000%, 09/01/18	1,217

		2,051

	Education — 0.4%
5,815	Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senior Credit Group, Series B-2, Rev., VAR, 4.000%, 05/30/19	6,290
450	Wisconsin Health & Educational Facilities Authority, Monroe Clinic, Inc., Rev., 4.000%, 02/15/31	495
1,250	Wisconsin Health & Educational Facilities Authority, Thedacare, Inc., Rev., 5.000%, 12/15/20	1,451

		8,236

	General Obligation — 0.2%
2,275	City of Oak Creek, Milwaukee County, GO, 2.000%, 11/01/16	2,277
	Pierce County, Ellsworth Community School District,
335	GO, 4.000%, 04/01/27	384
280	GO, 4.000%, 04/01/28	318
1,990	State of Wisconsin, Series A, GO, 5.000%, 05/01/18	2,135

		5,114

	Prerefunded — 0.4%
8,440	State of Wisconsin, Series A, GO, 5.000%, 05/01/21 (p)	10,012

	Total Wisconsin	25,413

	Total Municipal Bonds (Cost $1,985,227)	2,042,450

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — 7.2%
	California — 1.3%
	Other Revenue — 0.9%
	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust,
10,800	Series A-1, Rev., VAR, 0.910%, 09/01/16	10,801
5,000	Series A-3, Rev., VAR, 0.910%, 09/01/16	4,993
5,000	Series A-4, Rev., VAR, 0.910%, 09/01/16	4,993
1,500	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 1.580%, 09/01/16	1,503

		22,290

	Transportation — 0.4%
9,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series G, Rev., VAR, 1.230%, 09/01/16	8,965

	Total California	31,255

	Connecticut — 0.1%
	General Obligation — 0.1%
1,500	State of Connecticut, SIFMA Index, Series B, GO, VAR, 1.120%, 09/01/16	1,498

	Georgia — 0.3%
	Other Revenue — 0.2%
5,000	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Rev., VAR, 0.910%, 09/01/16	4,996

	Water & Sewer — 0.1%
3,000	City of Atlanta, Water & Wastewater, Revenue Refunding, Series A-1, Rev., VAR, 1.852%, 09/01/16	3,042

	Total Georgia	8,038

	Massachusetts — 0.4%
	General Obligation — 0.4%
10,000	Commonwealth of Massachusetts, Subseries D-2, GO, VAR, 0.930%, 09/01/16	9,995

	Michigan — 0.2%
	Education — 0.2%
5,000	Regents of the University of Michigan, Series E, Rev., VAR, 1.060%, 09/01/16	4,975

	New York — 0.5%
	General Obligation — 0.4%
10,000	City of New York, Subseries J-9, GO, VAR, 1.030%, 09/01/16	9,994

	Transportation — 0.1%
2,500	Metropolitan Transportation Authority, Series D-2, Rev., VAR, 0.990%, 09/01/16	2,497

	Total New York	12,491

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — 0.5%
	Hospital — 0.5%
10,800	County of Allen, Mercy Health, Series B, Rev., VAR, 1.380%, 09/01/16	10,709

	Oklahoma — 0.1%
	Utility — 0.1%
2,030	Oklahoma Municipal Power Authority, SIFMA Index, Series A, Rev., VAR, 1.430%, 09/01/16	2,027

	Oregon — 0.3%
	Hospital — 0.3%
	Oregon State Facilities Authority, Providence Health & Services,
3,350	Series C, Rev., VAR, 0.860%, 09/01/16	3,350
5,000	Series C, Rev., VAR, 1.510%, 09/01/16	5,000

	Total Oregon	8,350

	Pennsylvania — 0.4%
	Transportation — 0.4%
	Pennsylvania Turnpike Commission,
5,000	Series A, Rev., VAR, 1.310%, 09/01/16	4,994
1,525	Series A-2, Rev., VAR, 1.130%, 09/01/16	1,522
2,500	Subseries A-2, Rev., VAR, 1.430%, 09/01/16	2,500

	Total Pennsylvania	9,016

	Texas — 2.5%
	Education — 0.3%
7,500	County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital, Series 3, Rev., VAR, 1.206%, 09/01/16	7,497

	General Obligation — 0.8%
17,500	State of Texas, Transportation Commission Mobility, Series B, GO, VAR, 1.010%, 09/01/16	17,398

	Transportation — 0.9%
	Harris County, Toll Road, Senior Lien,
3,200	Series A, Rev., VAR, 1.260%, 09/01/16	3,201
2,500	Series A, Rev., VAR, 1.410%, 09/01/16	2,502
6,000	North Texas Tollway Authority System, First Tier, Series C, Rev., VAR, 1.300%, 09/01/16	6,018
10,000	Texas Transportation Commission State Highway Fund, First Tier, SIFMA Index, Series B, Rev., VAR, 0.980%, 09/01/16	9,994

		21,715

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	45

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Utility — 0.3%
7,500	City of San Antonio, Electric & Gas Systems, Junior Lien, Series B, Rev., VAR, 1.010%, 09/01/16	7,476

	Water & Sewer — 0.2%
4,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 1.310%, 09/01/16	4,000

	Total Texas	58,086

	Washington — 0.6%
	Other Revenue — 0.2%
5,000	Central Puget Sound Regional Transit Authority, Sales Tax, Series S-2A, Rev., VAR, 1.330%, 09/01/16	5,005

	Utility — 0.4%
7,500	City of Seattle, Municipal Light & Power, Series B-1, Rev., VAR, 1.310%, 09/01/16	7,500
1,000	Grant County Public Utility District No. 2, Electric System, Series K, Rev., VAR, 0.950%, 09/01/16	996

		8,496

	Total Washington	13,501

	Total Weekly Demand Notes (Cost $170,103)	169,941

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.6%
	Investment Company — 3.6%
85,536	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $85,536)	85,536

	Total Investments — 101.8% (Cost $2,342,240)	2,399,032

	Liabilities in Excess of Other Assets — (1.8)%	(42,024)

	NET ASSETS — 100.0%	$2,357,008

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 88.6% (t)
	Alabama — 0.6%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	Alabama Capital Region Solid Waste Disposal Authority, Tax-Exempt Solid Waste Disposal, IREP-Montgomery MRF, LLC Project, Series A, Rev., AMT, 4.500%, 06/15/34	1,064

	Other Revenue — 0.3%
1,000	Montgomery County Public Building Authority, Facilities Project, Rev., 5.000%, 03/01/29	1,223

	Total Alabama	2,287

	Alaska — 3.8%
	Other Revenue — 0.0% (g)
70	Alaska Municipal Bond Bank Authority, Rev., 5.750%, 09/01/33	77

	Prerefunded — 1.6%
2,430	Alaska Municipal Bond Bank Authority, Rev., 5.750%, 09/01/18 (p)	2,677
1,745	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 6.000%, 09/01/19 (p)	2,014
1,005	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Unrefunded Balance, Rev., AGC, 6.000%, 09/01/28 (p)	1,160

		5,851

	Utility — 2.2%
	Alaska Energy Authority, Power, Bradley Lake Hydroelectric Project, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17	3,637
3,915	Rev., AGM, 6.000%, 07/01/19	4,469

		8,106

	Total Alaska	14,034

	Arizona — 0.5%
	General Obligation — 0.5%
1,475	City Of Casa Grande, Arizona, Series B, GO, 4.000%, 08/01/32	1,689

	Arkansas — 0.4%
	Education — 0.1%
185	Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus, Series A, Rev., 5.000%, 11/01/37	232

	Hospital — 0.3%
	City of Springdale, Public Facilities Board Hospital,
890	Rev., 4.000%, 03/01/33	997

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
100	Rev., 4.000%, 03/01/36	111

		1,108

	Total Arkansas	1,340

	California — 20.5%
	Certificate of Participation/Lease — 0.5%
1,500	Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project, COP, AGM, 5.000%, 06/01/33	1,764

	Education — 1.4%
500	California Educational Facilities Authority, Claremont McKenna College, Series A, Rev., 4.000%, 01/01/39	563
1,000	California Educational Facilities Authority, Stanford University, Series U-3, Rev., 5.000%, 06/01/43	1,485
	California State University, Systemwide,
2,450	Series A, Rev., 3.125%, 11/01/36	2,503
500	Series A, Rev., 4.000%, 11/01/45	564

		5,115

	General Obligation — 6.7%
355	County of Santa Clara, Campbell Union High School District, GO, 3.000%, 08/01/31	386
250	County of Santa Clara, Palo Alto Unified School District, GO, 3.000%, 08/01/35	263
	Los Angeles Unified School District,
1,500	Series A, GO, 5.000%, 07/01/30	1,783
5,000	Series D, GO, 5.000%, 01/01/34	5,603
7,150	Mount San Antonio Community College District, Election of 2008, Series A, GO, Zero Coupon, 08/01/43	6,352
	Pittsburg Unified School District,
1,025	GO, 4.000%, 08/01/32	1,188
1,640	GO, 4.000%, 08/01/36	1,866
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	59
3,000	Santa Maria Joint Union High School District, Santa Barbara & San Luis Obispo, GO, Zero Coupon, 08/01/37	1,179
100	Santa Monica-Malibu Unified School District, GO, 4.000%, 08/01/21	115
5,000	State of California, Various Purpose, GO, 6.500%, 04/01/33	5,735

		24,529

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	47

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 3.0%
2,215	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.000%, 11/15/28	2,816
5,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A, Rev., 4.000%, 10/01/47 (w)	5,576
2,250	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.000%, 11/15/41	2,768

		11,160

	Prerefunded — 2.9%
40	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	45
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,198
7,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.250%, 05/15/19 (p)	8,429

		10,672

	Transportation — 1.9%
1,250	City of Los Angeles, Department of Airports, Series A, Rev., AMT, 5.000%, 05/15/38	1,470
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/27	1,285
	Los Angeles Harbor Department,
1,165	Rev., 7.600%, 10/01/18 (p)	1,249
350	Series A, Rev., 5.000%, 08/01/26	454
2,000	San Francisco Bay Area Rapid Transit District, Sales Tax, Series A, Rev., 4.000%, 07/01/33	2,324

		6,782

	Utility — 2.2%
375	City of Los Angeles Department of Water & Power, Power System, Series B, Rev., 5.000%, 07/01/36	467
610	City of Los Angeles, Department of Water & Power, Power System, Series D, Rev., 5.000%, 07/01/33	759
2,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A, Rev., 5.250%, 11/15/21	2,327
2,500	Los Angeles Department of Water & Power, Power System, Sub Series A-1, Rev., 5.250%, 07/01/38	2,702

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — continued
595	Northern California Transmission Agency, Transmission Project, Series A, Rev., 5.000%, 05/01/31	754
1,000	Southern California, Public Power Authority Canyon Power Project, Series A, Rev., 5.000%, 07/01/27	1,184

		8,193

	Water & Sewer — 1.9%
	East Bay Municipal Utility District Water System, Green Bonds,
2,450	Series B, Rev., 5.000%, 06/01/32	3,077
515	Series B, Rev., 5.000%, 06/01/33	645
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,113

		6,835

	Total California	75,050

	Colorado — 4.5%
	Certificate of Participation/Lease — 2.1%
4,655	Adams County, Colorado Refunding & Improvement, COP, 4.000%, 12/01/40	5,212
2,000	State of Colorado, Building Excellent Schools Today, Series G, COP, 5.000%, 03/15/32	2,313

		7,525

	Education — 0.0% (g)
150	Board of Governors of the University of Colorado, Enterprise System, Series E-1, Rev., 5.000%, 03/01/35	182

	Hospital — 0.9%
2,130	Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.000%, 01/15/45	2,312
1,000	Denver Health & Hospital Authority, Series A, Rev., 5.250%, 12/01/45	1,165

		3,477

	Other Revenue — 0.4%
1,000	City Of Aurora, Rev., 5.000%, 08/01/28	1,290

	Prerefunded — 1.1%
	Colorado Water Resources & Power Development Authority, Water & Wastewater Utility Enterprise Project,
1,000	Series A, Rev., AGC, 5.125%, 12/01/30 (p)	1,100
1,000	Series A, Rev., AGC, 5.250%, 12/01/38 (p)	1,102

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
1,500	University of Colorado, University Enterprise, Series A, Rev., 5.375%, 06/01/19 (p)	1,689

		3,891

	Total Colorado	16,365

	Delaware — 0.6%
	Education — 0.3%
	The Delaware Economic Development Authority, Newark Charter School Inc. Project,
500	Series A, Rev., 5.000%, 09/01/36	582
500	Series A, Rev., 5.000%, 09/01/46	577

		1,159

	Hospital — 0.3%
1,160	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	1,213

	Total Delaware	2,372

	District of Columbia — 1.6%
	Education — 0.3%
	District of Columbia,
500	Series A, Rev., 6.000%, 07/01/43	602
500	Series A, Rev., 6.000%, 07/01/48	598

		1,200

	General Obligation — 1.3%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,524

	Total District of Columbia	5,724

	Florida — 3.9%
	General Obligation — 0.9%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	3,180

	Hospital — 0.0% (g)
215	Orange County Health Facilities Authority, Orlando Health Inc., Series B, Rev., 4.000%, 10/01/45	233

	Other Revenue — 1.2%
2,240	County of Palm Beach, Rev., 5.000%, 05/01/38	2,777
	Palm Beach County, Public Improvement,
1,115	Rev., 5.000%, 05/01/24	1,413
135	Rev., 5.000%, 05/01/27	175

		4,365

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.9%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, 6.000%, 10/01/18	3,522

	Utility — 0.9%
2,820	Tohopekaliga Water Authority, Utility System Revenue, Series A, Rev., 4.000%, 10/01/41	3,181

	Total Florida	14,481

	Georgia — 1.3%
	Hospital — 1.3%
3,845	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	4,611

	Illinois — 3.2%
	Education — 0.6%
1,750	Chicago Public Building Commission, Board of Education, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,033

	General Obligation — 1.0%
355	Cook County Forest Preserve District, Limited Tax Project, Series B, GO, 5.000%, 12/15/37	398
3,000	State of Illinois, GO, 5.500%, 07/01/38	3,381

		3,779

	Other Revenue — 0.3%
1,000	Illinois Finance Authority, Series A, Rev., 4.000%, 10/01/31	1,123

	Transportation — 1.3%
1,500	Chicago O’Hare International Airport, General Airport, Third Lien, Series A, Rev., NATL-RE, 5.750%, 01/01/39	1,754
2,580	Regional Transportation Authority, Series D, Rev., NATL-RE, 7.750%, 06/01/19	2,870

		4,624

	Total Illinois	11,559

	Indiana — 1.3%
	Other Revenue — 1.3%
4,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.000%, 02/01/30	4,761

	Kentucky — 1.3%
	Education — 1.3%
	Oldham County, Kentucky School District Finance Corp., School Building,
1,760	Rev., 5.000%, 06/01/26	2,241
2,000	Rev., 5.000%, 06/01/27	2,579

	Total Kentucky	4,820

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	49

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Louisiana — 0.7%
	Other Revenue — 0.7%
1,150	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.000%, 05/15/47	1,350
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.250%, 05/15/35	1,141

	Total Louisiana	2,491

	Maine — 1.8%
	Prerefunded — 1.8%
	Maine Turnpike Authority,
5,675	Rev., 6.000%, 07/01/19 (p)	6,514

	Total Maine	6,514

	Maryland — 0.5%
	General Obligation — 0.5%
1,420	Baltimore County, Consolidated Public Improvement, GO, 5.000%, 08/01/26	1,841

	Massachusetts — 0.6%
	General Obligation — 0.5%
1,500	Commonwealth of Massachusetts, Series A, GO, 5.000%, 03/01/32	1,844

	Water & Sewer — 0.1%
285	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.250%, 08/01/28	392

	Total Massachusetts	2,236

	Michigan — 0.5%
	Other Revenue — 0.5%
1,500	Michigan State Trunk Line, Rev., 5.000%, 11/15/36	1,757

	Minnesota — 0.3%
	General Obligation — 0.3%
765	Independent School District No. 720, Shakopee Public Schools, Series A, GO, 5.000%, 02/01/25	972

	Mississippi — 0.4%
	Water & Sewer — 0.4%
1,000	Mississippi Development Bank, Water & Sewer System Project, Special Obligation, Rev., AGM, 6.875%, 12/01/40	1,356

	Montana — 0.1%
	Prerefunded — 0.1%
400	City of Helena, COP, 5.000%, 01/01/29 (p)	440

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Nebraska — 0.1%
	Utility — 0.1%
280	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A, Rev., 5.000%, 01/01/41	339

	New Jersey — 1.3%
	Housing — 0.1%
505	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series AA, Rev., 6.375%, 10/01/28 (w)	523

	Transportation — 1.2%
10,435	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	4,445

	Total New Jersey	4,968

	New York — 12.1%
	Education — 1.6%
3,000	New York State Dormitory Authority, Columbia University, Sub Series A-2, Rev., 5.000%, 10/01/46	4,588
1,025	State Dormitory Authority, New York University, Series A, Rev., 5.000%, 07/01/28	1,330

		5,918

	General Obligation — 0.5%
	Gorham-Middlesex Central School District,
795	GO, 3.000%, 12/15/20	856
820	GO, 3.000%, 12/15/21	897

		1,753

	Other Revenue — 2.5%
	Brooklyn Arena Local Development Corp.,
625	Series A, Rev., 5.000%, 07/15/26 (w)	786
565	Series A, Rev., 5.000%, 07/15/28 (w)	708
1,475	New York City Municipal Water Finance Authority, Building Aid, Series S-1, Rev., 5.000%, 07/15/33	1,839
4,450	New York State Dormitory Authority, State Sales Tax, Series A, Rev., 5.000%, 03/15/26	5,757

		9,090

	Prerefunded — 0.3%
1,150	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.750%, 06/15/18 (p)	1,254

	Transportation — 4.3%
12,000	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	15,587

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 1.4%
4,250	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/41	5,178

	Water & Sewer — 1.5%
	New York City Municipal Water Finance Authority, Water & Sewer System,
360	Series A, Rev., 4.500%, 06/15/32	438
3,850	Series A, Rev., 5.750%, 06/15/40	4,202
	Water Authority of Great Neck North, New York water system,
200	Series A, Rev., 4.000%, 01/01/29	240
35	Series A, Rev., 4.000%, 01/01/30	42
425	Series A, Rev., 4.000%, 01/01/33	501

		5,423

	Total New York	44,203

	North Carolina — 0.5%
	Other Revenue — 0.5%
	City of Wilmington,
490	Rev., 4.000%, 06/01/33	567
1,250	Rev., 4.000%, 06/01/34	1,439

	Total North Carolina	2,006

	North Dakota — 0.0% (g)
	General Obligation — 0.0% (g)
105	West Fargo Public School District No. 6, Series A, GO, 3.000%, 05/01/25	117

	Ohio — 1.4%
	General Obligation — 0.6%
	Greenville City School District, School Improvement,
1,000	GO, 5.250%, 01/01/38	1,162
1,000	GO, 5.250%, 01/01/41	1,160

		2,322

	Hospital — 0.3%
1,000	County of Warren, Otterbein Homes Obligated Group, Healthcare Facilities, Series A, Rev., 5.500%, 07/01/39	1,177

	Prerefunded — 0.5%
	County of Richland, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/18 (p)	558
400	GO, AGC, 6.000%, 12/01/18 (p)	448
650	GO, AGC, 6.125%, 12/01/18 (p)	730

		1,736

	Total Ohio	5,235

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oklahoma — 1.4%
	Utility — 0.8%
2,500	The Edmond Public Works Authority, Sales Tax and Utility System, Rev., 4.000%, 07/01/41	2,781

	Water & Sewer — 0.6%
2,000	Oklahoma City Water Utilities Trust, Water & Sewer System, Series A, Rev., 5.000%, 07/01/34	2,225

	Total Oklahoma	5,006

	Oregon — 1.0%
	Utility — 0.7%
	City Of Eugene, Oregon Electric Utility System,
1,000	Series A, Rev., 4.000%, 08/01/32	1,154
1,035	Series A, Rev., 5.000%, 08/01/30	1,321

		2,475

	Water & Sewer — 0.3%
825	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 06/01/26	1,063

	Total Oregon	3,538

	Pennsylvania — 0.1%
	General Obligation — 0.1%
250	County Of Allegheny Pennsylvania, Series C, GO, 5.000%, 11/01/23	310

	South Carolina — 6.7%
	General Obligation — 0.3%
	Anderson County South Carolina School District No. 5,
630	GO, SCSDE, 5.000%, 03/01/27	812
140	Series B, GO, SCSDE, 5.000%, 03/01/28	179

		991

	Prerefunded — 2.9%
9,515	Laurens County School District No. 056, GO, AGC, SCSDE, 6.125%, 03/01/19 (p)	10,807

	Utility — 2.8%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	4,659
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.750%, 01/01/20	5,453

		10,112

	Water & Sewer — 0.7%
	City of Anderson, South Carolina Water & Sewer System,
320	Rev., 5.000%, 07/01/29	406

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	51

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
680	Rev., 5.000%, 07/01/30	860
535	Rev., 5.000%, 07/01/31	673
500	Rev., 5.000%, 07/01/32	628

		2,567

	Total South Carolina	24,477

	South Dakota — 0.2%
	Other Revenue — 0.1%
300	South Dakota State Building Authority, Series A, Rev., 5.000%, 06/01/22	362

	Utility — 0.1%
555	Heartland Consumers Power District, Unrefunded Balance, Rev., AGM, 6.000%, 01/01/17 (p)	565

	Total South Dakota	927

	Tennessee — 1.1%
	General Obligation — 0.2%
175	Franklin Special School District, Limited Tax School Refunding & Improvement, GO, 5.000%, 06/01/31	220
400	The Metropolitan Government of Nashville & Davidson County, GO, 4.000%, 01/01/31	467

		687

	Utility — 0.9%
1,955	City Of Memphis, Tennessee Electric System, Rev., 5.000%, 12/01/28	2,534
535	The City Of Clarksville, Tennessee Water, Sewer and Gas, Rev., 5.000%, 02/01/35	667

		3,201

	Total Tennessee	3,888

	Texas — 8.1%
	Education — 1.5%
1,250	Clifton Higher Education Finance Corp., Idea Public Schools, Rev., 6.000%, 08/15/33	1,524
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital,
1,000	Rev., 5.125%, 09/01/33	1,169
2,300	Rev., 5.500%, 09/01/43	2,715

		5,408

	General Obligation — 0.7%
535	City of Carrollton, GO, 5.000%, 08/15/26	597
1,645	Wink Loving Independent School District, GO, 4.000%, 02/15/21	1,859

		2,456

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.4%
1,375	Harris County Health Facilities Development Corp., Texas Children’s Hospital Project, Rev., 5.500%, 10/01/19 (p)(w)	1,492

	Prerefunded — 3.0%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/25 (p)	4,621
2,200	City of Forney, Independent School District, Series A, GO, PSF-GTD, 5.750%, 08/15/18 (p)	2,419
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	4,011

		11,051

	Transportation — 1.3%
1,965	Dallas-Fort Worth International Airport, Joint Improvement, Series A, Rev., 5.000%, 11/01/42	2,241
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.000%, 09/01/41	2,448

		4,689

	Utility — 0.2%
	City of San Antonio, Electric & Gas Systems,
480	Rev., 5.000%, 02/01/17 (p)	489
85	Rev., 5.000%, 02/01/32	107

		596

	Water & Sewer — 1.0%
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,822

	Total Texas	29,514

	Utah — 1.1%
	Other Revenue — 0.4%
1,270	Municipal Building Authority Of West Valley City, Rev., 5.000%, 02/01/27	1,591
110	Utah Infrastructure Agency Telecommunications and Franchise Tax, Rev., 4.000%, 10/15/40	122

		1,713

	Water & Sewer — 0.7%
2,000	Jordan Valley Water Conservancy District, Series A, Rev., 5.000%, 10/01/46	2,476

	Total Utah	4,189

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Virginia — 0.5%
	Transportation — 0.5%
	Capital Region Airport Commission (Richmond International Airport),
500	Series A, Rev., 4.000%, 07/01/35	568
350	Series A, Rev., 4.000%, 07/01/36	396
750	Series A, Rev., 4.000%, 07/01/38	850

	Total Virginia	1,814

	Washington — 4.6%
	Education — 1.9%
500	Washington State University, Rev., 5.000%, 10/01/40	612
5,430	Western Washington University, Housing & Dining System, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,360

		6,972

	General Obligation — 1.2%
2,500	State Of Washington, Series 2017A, GO, 5.000%, 08/01/38	3,100
1,000	State of Washington, Various Purpose, Series C, GO, 5.000%, 02/01/34	1,241

		4,341

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 1.5%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/18 (p)	5,423

	Total Washington	16,736

	Total Municipal Bonds (Cost $290,535)	323,967

SHARES
Short-Term Investment — 14.2%
	Investment Company — 14.2%
51,970	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $51,970)	51,970

	Total Investments — 102.8% (Cost $342,505)	375,937
	Liabilities in Excess of Other Assets — (2.8)%	(10,208)

	NET ASSETS — 100.0%	$365,729

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	53

J.P. Morgan Municipal Bond Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
BRRH	— Boca Raton Regional Hospital
CHESLA	— Connecticut Higher Education Supplemental Loan Authority
CMO	— Collateralized Mortgage Obligation
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GRAN	— Grant Revenue Anticipation Note
GTD	— Guaranteed
ICC	— Insured Custody Certificates
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.

PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RE	— Reinsured
REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SCSDE	— South Carolina School District Enhancement
SIFMA	— Securities Industry and Financial Markets Association
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2016.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2016.

(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.05%.
(l)	— The rate shown is the current yield as of August 31, 2016.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	55

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands, except per share amounts)

	Municipal Income Fund		Ohio Municipal Bond Fund	Short- Intermediate Municipal Bond Fund		Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$301,679		$129,755	$2,313,496		$323,967
Investments in affiliates, at value	10,171		2,626	85,536		51,970

Total investment securities, at value	311,850		132,381	2,399,032		375,937
Cash	—		—	—	(a)	—
Receivables:
Investment securities sold	743		25	1,915		108
Investment securities sold — delayed delivery securities	125		30	2,075		3,082
Fund shares sold	305		61	2,316		1,420
Interest and dividends from non-affiliates	3,217		1,380	21,577		3,458
Dividends from affiliates	3		1	22		9

Total Assets	316,243		133,878	2,426,937		384,014

LIABILITIES:
Payables:
Investment securities purchased	1,247		—	25,596		7,990
Investment securities purchased — delayed delivery securities	1,891		—	40,521		9,617
Fund shares redeemed	192		441	3,149		428
Accrued liabilities:
Investment advisory fees	58		31	321		63
Administration fees	9		7	70		9
Distribution fees	29		29	18		60
Shareholder servicing fees	54		15	44		35
Custodian and accounting fees	7		8	54		11
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1	2		—
Audit fees	32		33	29		40
Other	21		18	125		32

Total Liabilities	3,540		583	69,929		18,285

Net Assets	$312,703		$133,295	$2,357,008		$365,729

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

	Municipal Income Fund	Ohio Municipal Bond Fund	Short- Intermediate Municipal Bond Fund	Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$290,329	$122,320	$2,290,131	$325,555
Accumulated undistributed (distributions in excess of) net investment income	(34)	(6)	(143)	(50)
Accumulated net realized gains (losses)	3,514	655	10,228	6,792
Net unrealized appreciation (depreciation)	18,894	10,326	56,792	33,432

Total Net Assets	$312,703	$133,295	$2,357,008	$365,729

Net Assets:
Class A	$82,515	$50,951	$37,863	$174,844
Class C	19,203	29,069	16,228	36,466
Institutional Class	—	—	2,143,937	—
Select Class	210,985	53,275	158,980	154,419

Total	$312,703	$133,295	$2,357,008	$365,729

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	8,094	4,610	3,516	13,598
Class C	1,901	2,616	1,495	2,858
Institutional Class	—	—	198,105	—
Select Class	20,834	4,852	14,723	12,056

Net Asset Value (a):
Class A — Redemption price per share	$10.19	$11.05	$10.77	$12.86
Class C — Offering price per share (b)	10.10	11.11	10.85	12.76
Institutional Class — Offering and redemption price per share	—	—	10.82	—
Select Class — Offering and redemption price per share	10.13	10.98	10.80	12.81
Class A maximum sales charge	3.75%	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.59	$11.48	$11.02	$13.36

Cost of investments in non-affiliates	$282,785	$119,429	$2,256,704	$290,535
Cost of investments in affiliates	10,171	2,626	85,536	51,970

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	57

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

	Municipal Income Fund	Ohio Municipal Bond Fund	Short- Intermediate Municipal Bond Fund	Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,830	$2,323	$19,467	$6,376
Dividend income from non-affiliates	158	—	—	—
Dividend income from affiliates	10	2	62	24

Total investment income	4,998	2,325	19,529	6,400

EXPENSES:
Investment advisory fees	475	201	3,063	501
Administration fees	130	55	1,005	137
Distribution fees:
Class A	100	64	50	206
Class C	66	105	63	119
Shareholder servicing fees:
Class A	100	64	50	206
Class C	22	35	21	40
Institutional Class	—	—	1,119	—
Select Class	275	68	194	171
Custodian and accounting fees	42	40	135	45
Interest expense to affiliates	— (a)	—	—	—
Professional fees	29	27	33	36
Trustees’ and Chief Compliance Officer’s fees	11	12	14	11
Printing and mailing costs	5	6	42	7
Registration and filing fees	22	7	61	31
Transfer agency fees (See Note 2.D.)	4	4	13	13
Sub-transfer agency fees (See Note 2.D.)	18	10	178	27
Other	3	4	19	6

Total expenses	1,302	702	6,060	1,556

Less fees waived	(236)	(93)	(2,533)	(462)
Less earnings credits	—	—	— (a)	—
Less expense reimbursements	—	—	(130)	—

Net expenses	1,066	609	3,397	1,094

Net investment income (loss)	3,932	1,716	16,132	5,306

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	3,523	263	9,024	4,727
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(358)	318	4,399	2,414

Net realized/unrealized gains (losses)	3,165	581	13,423	7,141

Change in net assets resulting from operations	$7,097	$2,297	$29,555	$12,447

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Municipal Income Fund		Ohio Municipal Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,932	$8,523	$1,716	$3,902
Net realized gain (loss)	3,523	2,323	263	881
Distributions of capital gains received from investment company affiliates	—	2	—	— (a)
Change in net unrealized appreciation/depreciation	(358)	(284)	318	(1,269)

Change in net assets resulting from operations	7,097	10,564	2,297	3,514

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(970)	(1,746)	(680)	(1,480)
From net realized gains	—	(513)	—	(470)
Class B (b)
From net investment income	—	— (a)	—	(3)
Class C
From net investment income	(165)	(289)	(281)	(604)
From net realized gains	—	(105)	—	(240)
Select Class
From net investment income	(2,899)	(6,683)	(789)	(1,922)
From net realized gains	—	(1,813)	—	(526)

Total distributions to shareholders	(4,034)	(11,149)	(1,750)	(5,245)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(25,294)	(2,140)	465	(15,915)

NET ASSETS:
Change in net assets	(22,231)	(2,725)	1,012	(17,646)
Beginning of period	334,934	337,659	132,283	149,929

End of period	$312,703	$334,934	$133,295	$132,283

Accumulated undistributed (distributions in excess of) net investment income	$(34)	$68	$(6)	$28

(a)	Amount rounds to less than 500.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	59

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$16,132	$36,155	$5,306	$11,022
Net realized gain (loss)	9,024	4,455	4,727	3,539
Distributions of capital gains received from investment company affiliates	—	3	—	2
Change in net unrealized appreciation/depreciation	4,399	22,057	2,414	(4,498)

Change in net assets resulting from operations	29,555	62,670	12,447	10,065

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(180)	(279)	(2,613)	(5,422)
From net realized gains	—	—	—	(1,137)
Class B (a)
From net investment income	—	— (b)	—	(3)
Class C
From net investment income	(35)	(34)	(406)	(774)
From net realized gains	—	—	—	(190)
Institutional Class
From net investment income	(15,603)	(34,727)	—	—
Select Class
From net investment income	(919)	(1,502)	(2,311)	(5,128)
From net realized gains	—	—	—	(966)

Total distributions to shareholders	(16,737)	(36,542)	(5,330)	(13,620)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(316,222)	(450,440)	53,599	(35,086)

NET ASSETS:
Change in net assets	(303,404)	(424,312)	60,716	(38,641)
Beginning of period	2,660,412	3,084,724	305,013	343,654

End of period	$2,357,008	$2,660,412	$365,729	$305,013

Accumulated undistributed (distributions in excess of) net investment income	$(143)	$462	$(50)	$(26)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

	Municipal Income Fund		Ohio Municipal Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$13,996	$16,000	$1,865	$3,024
Distributions reinvested	950	2,210	636	1,825
Cost of shares redeemed	(6,299)	(13,070)	(2,673)	(5,644)
Conversion from Class B Shares	—	31	—	459

Change in net assets resulting from Class A capital transactions	$8,647	$5,171	$(172)	$(336)

Class B (a)
Proceeds from shares issued	$—	$— (b)	$—	$1
Distributions reinvested	—	— (b)	—	2
Cost of shares redeemed	—	(10)	—	(72)
Conversion to Class A Shares	—	(31)	—	(459)

Change in net assets resulting from Class B capital transactions	$—	$(41)	$—	$(528)

Class C
Proceeds from shares issued	$4,322	$4,893	$3,429	$2,398
Distributions reinvested	149	346	270	815
Cost of shares redeemed	(1,383)	(3,716)	(1,293)	(3,608)

Change in net assets resulting from Class C capital transactions	$3,088	$1,523	$2,406	$(395)

Select Class
Proceeds from shares issued	$27,867	$87,128	$3,412	$5,370
Distributions reinvested	420	1,019	593	1,753
Cost of shares redeemed	(65,316)	(96,940)	(5,774)	(21,779)

Change in net assets resulting from Select Class capital transactions	$(37,029)	$(8,793)	$(1,769)	$(14,656)

Total change in net assets resulting from capital transactions	$(25,294)	$(2,140)	$465	$(15,915)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	61

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Municipal Income Fund		Ohio Municipal Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	1,378	1,592	169	274
Reinvested	93	221	58	166
Redeemed	(619)	(1,302)	(242)	(512)
Conversion from Class B Shares	—	3	—	42

Change in Class A Shares	852	514	(15)	(30)

Class B (a)
Issued	—	— (b)	—	1
Reinvested	—	— (b)	—	— (b)
Redeemed	—	(1)	—	(7)
Conversion to Class A Shares	—	(3)	—	(41)

Change in Class B Shares	—	(4)	—	(47)

Class C
Issued	429	489	308	216
Reinvested	15	35	24	74
Redeemed	(137)	(374)	(116)	(326)

Change in Class C Shares	307	150	216	(36)

Select Class
Issued	2,759	8,731	311	490
Reinvested	42	102	54	160
Redeemed	(6,479)	(9,723)	(525)	(1,986)

Change in Select Class Shares	(3,678)	(890)	(160)	(1,336)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

	Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$6,602	$9,633	$34,317	$37,119
Distributions reinvested	176	269	2,515	6,297
Cost of shares redeemed	(7,478)	(12,393)	(17,780)	(56,410)
Conversion from Class B Shares	—	40	—	381

Change in net assets resulting from Class A capital transactions	$(700)	$(2,451)	$19,052	$(12,613)

Class B (a)
Proceeds from shares issued	$—	$— (b)	$—	$— (b)
Distributions reinvested	—	— (b)	—	3
Cost of shares redeemed	—	—	—	(228)
Conversion to Class A Shares	—	(40)	—	(381)

Change in net assets resulting from Class B capital transactions	$—	$(40)	$—	$(606)

Class C
Proceeds from shares issued	$1,030	$6,849	$12,394	$5,451
Distributions reinvested	31	30	397	947
Cost of shares redeemed	(2,629)	(7,401)	(3,699)	(6,982)

Change in net assets resulting from Class C capital transactions	$(1,568)	$(522)	$9,092	$(584)

Institutional Class
Proceeds from shares issued	$261,206	$1,058,123	$—	$—
Distributions reinvested	3,670	5,951	—	—
Cost of shares redeemed	(586,037)	(1,492,628)	—	—

Change in net assets resulting from Institutional Class capital transactions	$(321,161)	$(428,554)	$—	$—

Select Class
Proceeds from shares issued	$22,294	$47,246	$38,354	$27,990
Distributions reinvested	144	286	1,082	2,391
Cost of shares redeemed	(15,231)	(66,405)	(13,981)	(51,664)

Change in net assets resulting from Select Class capital transactions	$7,207	$(18,873)	$25,455	$(21,283)

Total change in net assets resulting from capital transactions	$(316,222)	$(450,440)	$53,599	$(35,086)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	63

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	616	910	2,686	2,962
Reinvested	16	25	197	503
Redeemed	(696)	(1,170)	(1,389)	(4,496)
Conversion from Class B Shares	—	4	—	31

Change in Class A Shares	(64)	(231)	1,494	(1,000)

Class B (a)
Issued	—	— (b)	—	— (b)
Reinvested	—	— (b)	—	— (b)
Redeemed	—	—	—	(18)
Conversion to Class A Shares	—	(4)	—	(31)

Change in Class B Shares	—	(4)	—	(49)

Class C
Issued	94	640	978	437
Reinvested	3	3	32	76
Redeemed	(243)	(692)	(292)	(561)

Change in Class C Shares	(146)	(49)	718	(48)

Institutional Class
Issued	24,211	99,256	—	—
Reinvested	340	558	—	—
Redeemed	(54,397)	(139,661)	—	—

Change in Institutional Class Shares	(29,846)	(39,847)	—	—

Select Class
Issued	2,071	4,432	3,010	2,236
Reinvested	14	27	85	192
Redeemed	(1,415)	(6,244)	(1,104)	(4,147)

Change in Select Class Shares	670	(1,785)	1,991	(1,719)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	65

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain	Total distributions
Municipal Income Fund
Class A
Six Months Ended August 31, 2016 (Unaudited)	$10.10	$0.12	$0.09	$0.21		$(0.12)	$—	$(0.12)
Year Ended February 29, 2016	10.11	0.25	0.08	0.33		(0.26)	(0.08)	(0.34)
Year Ended February 28, 2015	9.98	0.27	0.18	0.45		(0.27)	(0.05)	(0.32)
Year Ended February 28, 2014	10.41	0.28	(0.28)	—	(g)	(0.29)	(0.14)	(0.43)
Year Ended February 28, 2013	10.35	0.29	0.05	0.34		(0.28)	—	(0.28)
Year Ended February 29, 2012	9.86	0.30	0.50	0.80		(0.31)	—	(0.31)

Class C
Six Months Ended August 31, 2016 (Unaudited)	10.00	0.09	0.10	0.19		(0.09)	—	(0.09)
Year Ended February 29, 2016	10.02	0.19	0.07	0.26		(0.20)	(0.08)	(0.28)
Year Ended February 28, 2015	9.90	0.21	0.17	0.38		(0.21)	(0.05)	(0.26)
Year Ended February 28, 2014	10.33	0.22	(0.28)	(0.06)		(0.23)	(0.14)	(0.37)
Year Ended February 28, 2013	10.27	0.23	0.06	0.29		(0.23)	—	(0.23)
Year Ended February 29, 2012	9.78	0.24	0.50	0.74		(0.25)	—	(0.25)

Select Class
Six Months Ended August 31, 2016 (Unaudited)	10.03	0.13	0.11	0.24		(0.14)	—	(0.14)
Year Ended February 29, 2016	10.04	0.28	0.07	0.35		(0.28)	(0.08)	(0.36)
Year Ended February 28, 2015	9.92	0.29	0.17	0.46		(0.29)	(0.05)	(0.34)
Year Ended February 28, 2014	10.35	0.30	(0.27)	0.03		(0.32)	(0.14)	(0.46)
Year Ended February 28, 2013	10.29	0.31	0.06	0.37		(0.31)	—	(0.31)
Year Ended February 29, 2012	9.80	0.32	0.50	0.82		(0.33)	—	(0.33)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (including imputed interest) (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including imputed interest)	Portfolio turnover rate (c)(f)

$10.19	2.13%	$82,515	0.81%	2.33%	0.98%	8%
10.10	3.26	73,120	0.82	2.52	0.97	22
10.11	4.47	68,003	0.86	2.65	0.97	9
9.98	0.13	64,327	0.87	2.78	0.94	3
10.41	3.35	86,839	0.86	2.76	0.92	13
10.35	8.19	90,497	0.86	2.95	0.93	6

10.10	1.95	19,203	1.38	1.76	1.48	8
10.00	2.61	15,950	1.39	1.95	1.48	22
10.02	3.81	14,462	1.44	2.07	1.47	9
9.90	(0.45)	15,425	1.44	2.20	1.44	3
10.33	2.80	26,248	1.42	2.21	1.42	13
10.27	7.66	26,863	1.42	2.39	1.43	6

10.13	2.37	210,985	0.56	2.59	0.71	8
10.03	3.56	245,864	0.57	2.77	0.70	22
10.04	4.66	255,153	0.61	2.91	0.71	9
9.92	0.38	279,537	0.62	3.02	0.69	3
10.35	3.61	483,257	0.62	3.01	0.67	13
10.29	8.49	616,596	0.61	3.20	0.68	6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	67

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Ohio Municipal Bond Fund
Class A
Six Months Ended August 31, 2016 (Unaudited)	$11.01	$0.14	$0.05	$0.19	$(0.15)	$—	$(0.15)
Year Ended February 29, 2016	11.14	0.31	(0.02)	0.29	(0.32)	(0.10)	(0.42)
Year Ended February 28, 2015	11.17	0.32	0.06	0.38	(0.33)	(0.08)	(0.41)
Year Ended February 28, 2014	11.51	0.32	(0.34)	(0.02)	(0.32)	— (g)	(0.32)
Year Ended February 28, 2013	11.50	0.32	0.01	0.33	(0.31)	(0.01)	(0.32)
Year Ended February 29, 2012	10.95	0.35	0.56	0.91	(0.35)	(0.01)	(0.36)

Class C
Six Months Ended August 31, 2016 (Unaudited)	11.07	0.11	0.04	0.15	(0.11)	—	(0.11)
Year Ended February 29, 2016	11.19	0.25	(0.02)	0.23	(0.25)	(0.10)	(0.35)
Year Ended February 28, 2015	11.22	0.26	0.05	0.31	(0.26)	(0.08)	(0.34)
Year Ended February 28, 2014	11.56	0.25	(0.33)	(0.08)	(0.26)	— (g)	(0.26)
Year Ended February 28, 2013	11.55	0.25	0.01	0.26	(0.24)	(0.01)	(0.25)
Year Ended February 29, 2012	10.99	0.28	0.57	0.85	(0.28)	(0.01)	(0.29)

Select Class
Six Months Ended August 31, 2016 (Unaudited)	10.94	0.16	0.04	0.20	(0.16)	—	(0.16)
Year Ended February 29, 2016	11.07	0.34	(0.02)	0.32	(0.35)	(0.10)	(0.45)
Year Ended February 28, 2015	11.10	0.35	0.06	0.41	(0.36)	(0.08)	(0.44)
Year Ended February 28, 2014	11.44	0.35	(0.34)	0.01	(0.35)	— (g)	(0.35)
Year Ended February 28, 2013	11.43	0.35	0.01	0.36	(0.34)	(0.01)	(0.35)
Year Ended February 29, 2012	10.88	0.37	0.57	0.94	(0.38)	(0.01)	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$11.05	1.71%	$50,951	0.88%	2.59%	1.04%	4%
11.01	2.72	50,915	0.88	2.83	0.98	8
11.14	3.47	51,856	0.88	2.89	1.07	3
11.17	(0.08)	61,153	0.88	2.85	0.99	3
11.51	2.86	90,786	0.87	2.77	0.97	6
11.50	8.44	86,982	0.88	3.09	0.98	6

11.11	1.38	29,069	1.52	1.95	1.55	4
11.07	2.14	26,556	1.49	2.22	1.49	8
11.19	2.81	27,267	1.50	2.27	1.57	3
11.22	(0.70)	29,872	1.48	2.24	1.48	3
11.56	2.27	55,414	1.46	2.18	1.47	6
11.55	7.87	51,690	1.48	2.49	1.48	6

10.98	1.84	53,275	0.63	2.84	0.79	4
10.94	2.99	54,812	0.63	3.08	0.74	8
11.07	3.75	70,270	0.63	3.15	0.82	3
11.10	0.17	90,114	0.63	3.11	0.74	3
11.44	3.12	103,644	0.62	3.02	0.72	6
11.43	8.77	100,013	0.63	3.34	0.73	6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	69

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income
Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2016 (Unaudited)	$10.71	$0.05	$0.06	$0.11		$(0.05)
Year Ended February 29, 2016	10.62	0.08	0.09	0.17		(0.08)
Year Ended February 28, 2015	10.61	0.06	0.01	0.07		(0.06)
Year Ended February 28, 2014	10.63	0.07	(0.03)	0.04		(0.06)
Year Ended February 28, 2013	10.65	0.08	(0.02)	0.06		(0.08)
Year Ended February 29, 2012	10.44	0.11	0.21	0.32		(0.11)

Class C
Six Months Ended August 31, 2016 (Unaudited)	10.80	0.02	0.05	0.07		(0.02)
Year Ended February 29, 2016	10.70	0.02	0.10	0.12		(0.02)
Year Ended February 28, 2015	10.69	0.01	— (g)	0.01		— (g)
Year Ended February 28, 2014	10.71	0.01	(0.02)	(0.01)		(0.01)
Year Ended February 28, 2013	10.74	0.03	(0.03)	—	(g)	(0.03)
Year Ended February 29, 2012	10.53	0.06	0.21	0.27		(0.06)

Institutional Class
Six Months Ended August 31, 2016 (Unaudited)	10.76	0.07	0.07	0.14		(0.08)
Year Ended February 29, 2016	10.67	0.13	0.09	0.22		(0.13)
Year Ended February 28, 2015	10.66	0.11	0.01	0.12		(0.11)
Year Ended February 28, 2014	10.68	0.12	(0.03)	0.09		(0.11)
Year Ended February 28, 2013	10.71	0.14	(0.04)	0.10		(0.13)
Year Ended February 29, 2012	10.49	0.16	0.22	0.38		(0.16)

Select Class
Six Months Ended August 31, 2016 (Unaudited)	10.74	0.06	0.06	0.12		(0.06)
Year Ended February 29, 2016	10.65	0.10	0.10	0.20		(0.11)
Year Ended February 28, 2015	10.65	0.09	— (g)	0.09		(0.09)
Year Ended February 28, 2014	10.66	0.09	(0.02)	0.07		(0.08)
Year Ended February 28, 2013	10.68	0.11	(0.02)	0.09		(0.11)
Year Ended February 29, 2012	10.47	0.14	0.21	0.35		(0.14)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$10.77	1.02%	$37,863	0.74%	0.85%	0.87%	17%
10.71	1.58	38,345	0.75	0.71	0.87	39
10.62	0.64	40,468	0.74	0.55	0.87	53
10.61	0.38	41,685	0.74	0.63	0.87	39
10.63	0.56	73,578	0.74	0.77	0.86	33
10.65	3.05	80,858	0.75	1.04	0.87	43

10.85	0.68	16,228	1.24	0.35	1.39	17
10.80	1.14	17,709	1.25	0.21	1.40	39
10.70	0.13	18,082	1.24	0.05	1.38	53
10.69	(0.10)	21,918	1.24	0.13	1.37	39
10.71	(0.05)	35,324	1.24	0.28	1.36	33
10.74	2.54	43,532	1.25	0.53	1.37	43

10.82	1.27	2,143,937	0.25	1.34	0.47	17
10.76	2.09	2,453,419	0.25	1.21	0.47	39
10.67	1.13	2,857,462	0.24	1.05	0.47	53
10.66	0.88	2,175,023	0.23	1.10	0.49	39
10.68	0.95	272,548	0.24	1.27	0.46	33
10.71	3.67	250,344	0.24	1.53	0.46	43

10.80	1.16	158,980	0.49	1.09	0.61	17
10.74	1.85	150,939	0.50	0.96	0.62	39
10.65	0.80	168,672	0.49	0.80	0.61	53
10.65	0.67	178,381	0.49	0.88	0.61	39
10.66	0.80	924,024	0.49	1.01	0.61	33
10.68	3.32	751,495	0.50	1.28	0.62	43

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	71

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Free Bond Fund
Class A
Six Months Ended August 31, 2016 (Unaudited)	$12.57	$0.20	$0.29	$0.49	$(0.20)	$—	$(0.20)
Year Ended February 29, 2016	12.70	0.45	(0.01)	0.44	(0.47)	(0.10)	(0.57)
Year Ended February 28, 2015	12.41	0.44	0.39	0.83	(0.44)	(0.10)	(0.54)
Year Ended February 28, 2014	12.88	0.46	(0.44)	0.02	(0.48)	(0.01)	(0.49)
Year Ended February 28, 2013	12.77	0.47	0.09	0.56	(0.45)	—	(0.45)
Year Ended February 29, 2012	12.08	0.50	0.70	1.20	(0.51)	—	(0.51)

Class C
Six Months Ended August 31, 2016 (Unaudited)	12.48	0.16	0.28	0.44	(0.16)	—	(0.16)
Year Ended February 29, 2016	12.60	0.37	(0.01)	0.36	(0.38)	(0.10)	(0.48)
Year Ended February 28, 2015	12.33	0.35	0.38	0.73	(0.36)	(0.10)	(0.46)
Year Ended February 28, 2014	12.80	0.37	(0.44)	(0.07)	(0.39)	(0.01)	(0.40)
Year Ended February 28, 2013	12.69	0.38	0.10	0.48	(0.37)	—	(0.37)
Year Ended February 29, 2012	12.01	0.41	0.69	1.10	(0.42)	—	(0.42)

Select Class
Six Months Ended August 31, 2016 (Unaudited)	12.53	0.21	0.28	0.49	(0.21)	—	(0.21)
Year Ended February 29, 2016	12.65	0.47	— (g)	0.47	(0.49)	(0.10)	(0.59)
Year Ended February 28, 2015	12.37	0.46	0.38	0.84	(0.46)	(0.10)	(0.56)
Year Ended February 28, 2014	12.84	0.48	(0.44)	0.04	(0.50)	(0.01)	(0.51)
Year Ended February 28, 2013	12.73	0.49	0.09	0.58	(0.47)	—	(0.47)
Year Ended February 29, 2012	12.05	0.52	0.69	1.21	(0.53)	—	(0.53)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$12.86	3.95%	$174,844	0.66%	3.17%	0.99%	51%
12.57	3.53	152,207	0.67	3.62	0.97	94
12.70	6.83	166,359	0.74	3.49	0.98	90
12.41	0.31	129,124	0.74	3.72	0.99	62
12.88	4.45	198,873	0.74	3.67	0.94	43
12.77	10.12	183,329	0.75	4.06	0.96	24

12.76	3.55	36,466	1.35	2.47	1.49	51
12.48	2.92	26,715	1.36	2.93	1.47	94
12.60	5.99	27,579	1.43	2.81	1.48	90
12.33	(0.40)	25,057	1.43	3.00	1.48	62
12.80	3.80	57,237	1.43	2.98	1.44	43
12.69	9.34	40,523	1.44	3.37	1.46	24

12.81	3.97	154,419	0.49	3.33	0.73	51
12.53	3.82	126,091	0.50	3.79	0.71	94
12.65	6.95	149,102	0.57	3.67	0.72	90
12.37	0.49	129,602	0.57	3.89	0.74	62
12.84	4.63	200,023	0.57	3.85	0.69	43
12.73	10.25	210,217	0.58	4.25	0.71	24

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited)

1. Organization

JPMorgan Trust II (“JPM II” or the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 4 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Municipal Income Fund	Class A, Class C and Select Class	Diversified
Ohio Municipal Bond Fund	Class A, Class C and Select Class	Diversified
Short-Intermediate Municipal Bond Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Tax Free Bond Fund	Class A, Class C and Select Class	Diversified

The investment objective of Municipal Income Fund is to seek current income exempt from federal income taxes.

The investment objective of Ohio Municipal Bond Fund is to seek current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal.

The investment objective of Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”) (except for Class C Shares of Short-Intermediate Municipal Bond Fund purchased before September 3, 2013). Effective September 3, 2013, purchases of Class C Shares of the Short-Intermediate Municipal Bond Fund were subject to a CDSC on the original cost of shares. No sales charges are assessed with respect to Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

On June 19, 2015, all remaining Class B Shares converted to Class A Shares of the same Fund. Prior to June 19, 2015, Class B Shares automatically converted to Class A Shares after eight years (except for Short-Intermediate Municipal Bond Fund whose Class B Shares converted to Class A Shares after six years) and provided for a CDSC.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Funds’ administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Funds’ Administrator under the Administration Agreement.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations

74	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (‘NAV’) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input by municipal sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Municipal Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Utility	$—	$2,536	$—	$2,536
Alaska
Housing	—	1,083	—	1,083
Other Revenue	—	1,214	—	1,214

Total Alaska	—	2,297	—	2,297

Arizona
Water & Sewer	—	5,996	—	5,996
Arkansas
Housing	—	15	—	15
California
General Obligation	—	941	—	941
Housing	—	211	—	211
Industrial Development Revenue/Pollution Control Revenue	—	1,861	—	1,861
Prerefunded	—	3,432	—	3,432
Transportation	—	1,021	—	1,021

Total California	—	7,466	—	7,466

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colorado
Certificate of Participation/Lease	$—	$730	$—	$730
General Obligation	—	1,185	—	1,185
Hospital	—	2,511	—	2,511
Housing	—	245	—	245

Total Colorado	—	4,671	—	4,671

Connecticut
Education	—	4,338	—	4,338
Housing	—	1,761	—	1,761

Total Connecticut	—	6,099	—	6,099

Delaware
Housing	—	692	—	692
District of Columbia
Water & Sewer	—	3,650	—	3,650
Florida
Certificate of Participation/Lease	—	11,273	—	11,273
Hospital	—	1,282	—	1,282
Housing	—	3,857	—	3,857
Industrial Development Revenue/Pollution Control Revenue	—	1,502	—	1,502
Other Revenue	—	4,336	—	4,336
Transportation	—	4,817	—	4,817
Utility	—	10,705	—	10,705

Total Florida	—	37,772	—	37,772

Georgia
Housing	—	620	—	620
Industrial Development Revenue/Pollution Control Revenue	—	3,109	—	3,109

Total Georgia	—	3,729	—	3,729

Hawaii
General Obligation	—	1,664	—	1,664
Illinois
General Obligation	—	2,130	—	2,130
Housing	—	453	—	453
Prerefunded	—	589	—	589

Total Illinois	—	3,172	—	3,172

Indiana
Hospital	—	2,048	—	2,048
Housing	—	782	—	782
Other Revenue	—	2,370	—	2,370
Water & Sewer	—	2,543	—	2,543

Total Indiana	—	7,743	—	7,743

Iowa
Education	—	1,754	—	1,754
Housing	—	990	—	990

Total Iowa	—	2,744	—	2,744

Kentucky
Industrial Development Revenue/Pollution Control Revenue	—	500	—	500
Louisiana
Housing	—	1,432	—	1,432

76	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Maine
Housing	$—	$1,821	$—	$1,821
Massachusetts
Education	—	3,441	—	3,441
General Obligation	—	3,024	—	3,024
Housing	—	1,010	—	1,010
Water & Sewer	—	20,073	—	20,073

Total Massachusetts	—	27,548	—	27,548

Michigan
Housing	—	2,035	—	2,035
Industrial Development Revenue/Pollution Control Revenue	—	2,487	—	2,487

Total Michigan	—	4,522	—	4,522

Minnesota
General Obligation	—	42	—	42
Housing	—	7,264	—	7,264

Total Minnesota	—	7,306	—	7,306

Mississippi
Housing	—	2,238	—	2,238
Missouri
Housing	—	2,509	—	2,509
Transportation	—	2,178	—	2,178

Total Missouri	—	4,687	—	4,687

Nevada
Housing	—	74	—	74
Prerefunded	—	1,439	—	1,439

Total Nevada	—	1,513	—	1,513

New Hampshire
Education	—	5,767	—	5,767
Housing	—	393	—	393

Total New Hampshire	—	6,160	—	6,160

New Jersey
Education	—	2,890	—	2,890
General Obligation	—	1,567	—	1,567
Industrial Development Revenue/Pollution Control Revenue	—	508	—	508
Other Revenue	—	2,177	—	2,177
Transportation	—	2,333	—	2,333

Total New Jersey	—	9,475	—	9,475

New Mexico
Housing	—	627	—	627
New York
Housing	—	4,202	—	4,202
Other Revenue	—	7,543	—	7,543
Prerefunded	—	5	—	5
Special Tax	—	8,274	—	8,274
Transportation	—	8,673	—	8,673
Water & Sewer	—	7,610	—	7,610

Total New York	—	36,307	—	36,307

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
North Carolina
Other Revenue	$—	$1,286	$—	$1,286
Prerefunded	—	1,542	—	1,542
Water & Sewer	—	3,741	—	3,741

Total North Carolina	—	6,569	—	6,569

North Dakota
Housing	—	4,871	—	4,871
Utility	—	2,197	—	2,197

Total North Dakota	—	7,068	—	7,068

Ohio
General Obligation	—	1,963	—	1,963
Housing	—	1,863	—	1,863
Industrial Development Revenue/Pollution Control Revenue	—	2,063	—	2,063
Utility	—	80	—	80

Total Ohio	—	5,969	—	5,969

Oklahoma
Housing	—	1,206	56	1,262
Oregon
Housing	—	1,508	—	1,508
Pennsylvania
Education	—	2,262	—	2,262
Housing	—	2,005	—	2,005
Industrial Development Revenue/Pollution Control Revenue	—	2,310	—	2,310
Other Revenue	—	2,200	—	2,200
Transportation	—	685	—	685

Total Pennsylvania	—	9,462	—	9,462

Rhode Island
Education	—	1,804	—	1,804
Transportation	—	3,015	—	3,015

Total Rhode Island	—	4,819	—	4,819

South Carolina
Housing	—	1,029	—	1,029
Prerefunded	—	2,067	—	2,067

Total South Carolina	—	3,096	—	3,096

South Dakota
Housing	—	2,822	—	2,822
Tennessee
Housing	—	1,486	—	1,486
Transportation	—	1,143	—	1,143
Utility	—	2,344	—	2,344
Water & Sewer	—	2,370	—	2,370

Total Tennessee	—	7,343	—	7,343

Texas
General Obligation	—	5,621	—	5,621
Housing	—	2,566	—	2,566
Industrial Development Revenue/Pollution Control Revenue	—	3,168	—	3,168
Prerefunded	—	2,547	—	2,547
Transportation	—	3,503	—	3,503

Total Texas	—	17,405	—	17,405

78	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Utah
Housing	$—	$6,159	$—	$6,159
Other Revenue	—	1,329	—	1,329

Total Utah	—	7,488	—	7,488

Vermont
Education	—	5,291	—	5,291
Housing	—	6,537	—	6,537

Total Vermont	—	11,828	—	11,828

Virginia
Education	—	2,540	—	2,540
Prerefunded	—	2,226	—	2,226

Total Virginia	—	4,766	—	4,766

Washington
General Obligation	—	2,432	—	2,432
Transportation	—	1,520	—	1,520
Utility	—	590	—	590

Total Washington	—	4,542	—	4,542

West Virginia
Other Revenue	—	3,156	—	3,156
Wisconsin
Other Revenue	—	2,256	—	2,256

Total Municipal Bonds	—	295,685	56	295,741

Investment Company	5,938	—	—	5,938
Short-Term Investment
Investment Company	10,171	—	—	10,171

Total Investments in Securities	$16,109	$295,685	$56	$311,850

Ohio Municipal Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,626	$129,755	$—	$132,381

Short-Intermediate Municipal Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$85,536	$2,313,496	$—	$2,399,032

Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$51,970	$323,967	$—	$375,937

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the six months ended August 31, 2016.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

B. When Issued, Delayed Delivery Securities and Forward Commitments — The Funds purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until settlement date.

The Funds had when issued securities, forward commitments or delayed delivery securities outstanding as of August 31, 2016, which are shown as a Receivable for Investment securities sold — delayed delivery securities and Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at August 31, 2016 are detailed on the SOIs.

The Funds did not have TBA purchase commitments outstanding as of August 31, 2016.

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

D. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees and sub-transfer agency fees are class-specific expenses. The amount of transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the six months ended August 31, 2016 are as follows (amounts in thousands):

	Class A	Class C	Institutional Class	Select Class	Total
Municipal Income Fund
Transfer agency fees	$1	$1	n/a	$2	$4
Sub-transfer agency fees	8	2	n/a	8	18

Ohio Municipal Bond Fund
Transfer agency fees	1	1	n/a	2	4
Sub-transfer agency fees	4	3	n/a	3	10

Short-Intermediate Municipal Bond Fund
Transfer agency fees	1	1	$10	1	13
Sub-transfer agency fees	3	3	170	2	178

Tax Free Bond Fund
Transfer agency fees	10	1	n/a	2	13
Sub-transfer agency fees	14	4	n/a	9	27

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

80	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Municipal Income Fund	0.30%
Ohio Municipal Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2016, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C
0.25%	0.75%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2016, the Distributor retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Municipal Income Fund	$9	$—
Ohio Municipal Bond Fund	4	—
Short-Intermediate Municipal Bond Fund	3	—
Tax Free Bond Fund	27	—

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Institutional Class	Select Class
Municipal Income Fund	0.25%	0.25%	n/a	0.25%
Ohio Municipal Bond Fund	0.25	0.25	n/a	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.10%	0.25
Tax Free Bond Fund	0.25	0.25	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Institutional Class	Select Class
Municipal Income Fund	0.82%	1.39%	n/a	0.57%
Ohio Municipal Bond Fund	0.88	1.53	n/a	0.63
Short-Intermediate Municipal Bond Fund	0.75	1.25	0.25%	0.50
Tax Free Bond Fund	0.67	1.36	n/a	0.50

The expense limitation agreements were in effect for the six months ended August 31, 2016. The contractual limitations percentages in the table above are in place until October 31, 2016.

Effective November 1, 2016, the contractual expense limitations for the Funds will be reduced until at least October 31, 2018, as shown in the table below:

	Class A	Class C	Institutional Class	Select Class
Municipal Income Fund	0.70%	1.25%	n/a	0.45%
Ohio Municipal Bond Fund	0.75	1.25	n/a	0.50
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25%	0.25
Tax Free Bond Fund	0.67	1.25	n/a	0.45

For the six months ended August 31, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursement
Municipal Income Fund	$91	$61	$75	$227	$—
Ohio Municipal Bond Fund	12	8	72	92	—
Short-Intermediate Municipal Bond Fund	819	545	1,125	2,489	130
Tax Free Bond Fund	130	87	227	444	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Effective July 1, 2016, the Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. Prior to July 1, 2016, a portion of the waiver was voluntary.

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2016 were as follows (amounts in thousands):

Municipal Income Fund	$9
Ohio Municipal Bond Fund	1
Short-Intermediate Municipal Bond Fund	44
Tax Free Bond Fund	18

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2016, Municipal Income Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2016, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

82	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2016, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Municipal Income Fund	$23,403	$49,422
Ohio Municipal Bond Fund	4,893	7,570
Short-Intermediate Municipal Bond Fund	416,562	749,210
Tax Free Bond Fund	192,048	157,977

During the six months ended August 31, 2016, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2016 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Municipal Income Fund	$292,956	$18,915	$21	$18,894
Ohio Municipal Bond Fund	122,055	10,326	—	10,326
Short-Intermediate Municipal Bond Fund	2,342,240	58,020	1,228	56,792
Tax Free Bond Fund	342,505	33,437	5	33,432

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 29, 2016, the Funds did not have net capital loss carryforwards.

At February 29, 2016, the following Fund utilized pre-enactment capital loss carryforwards as follows (amounts in thousands):

Short-Intermediate Municipal Bond Fund	$3,252

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2016. Average borrowings from the Facility for, or at any time during the six months ended August 31, 2016, were as follows (amounts in thousands):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Municipal Income Fund	$20,758	0.44%	1	$—	(a)

(a)	Amount rounds to less than 500.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	83

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

Interest expense paid as a result of borrowing from another fund or from the unsecured, uncommited credit facility is included in Interest expense to affiliates on the Statements of Operations.

In addition, effective August 16, 2016, the Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which and any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the Fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2016.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2016, the Funds had affiliated omnibus accounts which collectively represented the following percentage of each Fund’s net assets as follows:

	Number of Affiliated Omnibus Accounts	% of the Fund
Municipal Income Fund	2	71.9%
Ohio Municipal Bond Fund	1	63.2
Short-Intermediate Municipal Bond Fund	2	93.0
Tax Free Bond Fund	2	55.1

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

Due to Municipal Income Fund investments in Underlying Funds, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, foreign and emerging markets securities, and convertible securities. These securities are subject to risks specific to their structure, sector or market.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

Specific risks and concentrations present in the underlying funds are disclosed within their individual financial statements and registration statements, as appropriate.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The Ohio Municipal Bond Fund primarily invests in issuers in the State of Ohio. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

84	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory, fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2016, and continued to hold your shares at the end of the reporting period, August 31, 2016.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Municipal Income Fund
Class A
Actual	$1,000.00	$1,021.30	$4.13	0.81%
Hypothetical	1,000.00	1,021.12	4.13	0.81
Class C
Actual	1,000.00	1,019.50	7.02	1.38
Hypothetical	1,000.00	1,018.25	7.02	1.38
Select Class
Actual	1,000.00	1,023.70	2.86	0.56
Hypothetical	1,000.00	1,022.38	2.85	0.56

Ohio Municipal Bond Fund
Class A
Actual	1,000.00	1,017.10	4.47	0.88
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class C
Actual	1,000.00	1,013.80	7.72	1.52
Hypothetical	1,000.00	1,017.54	7.73	1.52
Select Class
Actual	1,000.00	1,018.40	3.21	0.63
Hypothetical	1,000.00	1,022.03	3.21	0.63

Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	1,010.20	3.75	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class C
Actual	1,000.00	1,006.80	6.27	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	85

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Short-Intermediate Municipal Bond Fund (continued)
Institutional Class
Actual	$1,000.00	$1,012.70	$1.27	0.25%
Hypothetical	1,000.00	1,023.95	1.28	0.25
Select Class
Actual	1,000.00	1,011.60	2.48	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49

Tax Free Bond Fund
Class A
Actual	1,000.00	1,039.50	3.39	0.66
Hypothetical	1,000.00	1,021.88	3.36	0.66
Class C
Actual	1,000.00	1,035.50	6.93	1.35
Hypothetical	1,000.00	1,018.40	6.87	1.35
Select Class
Actual	1,000.00	1,039.70	2.52	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

86	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2016, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 17, 2016.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the Funds’ performance, as well as a risk/return assessment of certain Funds as compared to the Funds’ objectives and peers in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discus-

sing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	87

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and JPMIM earn fees from the Funds for providing shareholder and administrative services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior Officer

The Trustees noted that, upon their direction, the Senior Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee

88	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. The Trustees also considered the Funds’ performance in light of their investment strategies and high-quality focus as compared to those of the Peer Group and/or Universe which included competitor funds that did not have a similar focus. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered an analysis prepared by the Trustees’ independent consultant. For certain Funds, the Trustees and Adviser determined that the Peer Group and/or Universe were less meaningful and the independent consultant prepared an analysis of those Funds across various risk and return metrics including standard deviation, Sharpe ratio, credit quality, and duration compared to customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Municipal Income Fund’s performance for Class A shares was in the third, fourth, and fifth quintiles based upon the Peer Group, and in the second, third and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for Select Class shares was in the first, first, and third quintiles based upon the Peer Group, and in the first, second and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Ohio Municipal Bond Fund’s performance for Class A shares was in the fifth quintile based upon the Peer Group for each of the one-, three-, and five-year periods ended December 31, 2015, and in the fourth, third and fourth quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that performance for Select Class shares was in the third, second and third quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the fixed income committee at each of their regular meetings over the course of next year.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A shares was in the fourth, fifth and fifth quintiles based upon the Peer Group and in the fourth, fourth and fifth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for Select Class shares was in the third, fourth, and fifth quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Tax Free Bond Fund’s performance for Class A shares was in the third, first, and fifth quintiles based upon the Peer Group, and in the third, second, and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for Select Class shares was in the second, second and fourth quintiles based upon the Peer Group, and in the second, first and fourth quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	89

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Municipal Income Fund’s net advisory fee and actual total expenses for Class A shares were in the first and fourth quintiles, respectively, based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Select Class shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Select Class shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Ohio Municipal Bond Fund’s net advisory fee for Class A shares was in the second and third quintiles, based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares was in the fifth quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Select Class shares were in the second and fourth quintiles, respectively, based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Select Class shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Select Class shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Tax Free Bond Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

90	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. August 2016.	SAN-MUNIBOND-816

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2016 (Unaudited)

JPMorgan Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund and the JPMorgan Municipal Money Market Fund.

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

The following disclosure applies to the JPMorgan Prime Money Market Fund.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 22, 2016 (Unaudited)

Dear Shareholder,

The U.S. continued to lead a slow global economic expansion through August 2016, further raising pressure on the U.S. Federal Reserve (the “Fed”) to begin raising interest rates even as leading central banks elsewhere extended their extraordinary stimulus efforts.

“It is especially notable that in the wake of a sell-off in June, financial markets fully recovered in the following two months.”

Amid uncertainty about China’s economic outlook in early 2016, a sharp sell-off in financial markets following Britain’s June 23rd vote to exit the European Union and low U.S. inflation, the Fed declined to raise rates at its May and July meetings. However, financial markets rebounded quickly from the so-called Brexit sell-off and investor concerns about China’s economy receded. By August 2016, investors’ appetite for risk had returned, driving up prices for both stocks and bonds and pushing market volatility to record lows.

Meanwhile, U.S. gross domestic product remained low but positive through the first and second quarters of 2016. Unemployment remained at 5.0% or lower from February through August and sales of new homes in the U.S. returned to levels last seen before the 2008 financial crisis.

Overseas, the European Central Bank (ECB) surprised financial markets in early March with a further cut in interest rates and an expansion of its own quantitative easing program, along with other specific stimulus policies. In July, the ECB maintained its key interest rate at zero. Partly in response to the Brexit vote, Britain’s central bank cut interest rates in August to their lowest level in the bank’s 322-year history and reintroduced a quantitative easing program and began buying corporate bonds. After introducing negative interest rates in early 2016 to combat sputtering growth, the Bank of Japan changed direction in early September 2016 and unveiled a “yield curve control” to improve commercial bank earnings and investment returns for pension funds and insurers.

The ultimate effect of these central bank actions was to produce negative yields on government bonds in Europe and Japan, which led to a bond market rally in the U.S. as investors sought returns in U.S. Treasury bonds. Bond yields generally move in the opposite direction of bond prices and the bond market rally pushed Treasury bond yields to record lows in July.

In this environment, the financial market’s implied probability of an interest rate increase at the Fed’s September 2016 meeting rose to 36% at the end of August. However, the U.S. central bank declined to raise rates, citing below-target inflation data and concerns about continued job growth.

While Fed Chairwoman Janet Yellen indicated there is a greater likelihood of an interest rate increase in December 2016, both the International Monetary Fund and the World Bank have issued warnings about slowing economic growth in the U.S. and the rest of the world.

During the six months ended August 31, 2016, U.S. investors generally enjoyed solid returns in both bond and stock markets. It is especially notable that in the wake of a sell-off in June, financial markets fully recovered in the following two months. We believe this outcome clearly illustrates the wisdom of an investment perspective that is diversified, persistent and is guided by a long-term vision.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

Objective*	Aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, Cash Management, Direct^^^, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2016	$74.6 Billion
Weighted Average Maturity^	8 days
Weighted Average Life^^	9 days

MATURITY SCHEDULE**^
1 day	53.5%
2–7 days	23.3
8–30 days	18.2
31–60 days	1.9
61–90 days	2.0
91–180 days	1.1

7-DAY SEC YIELD AS OF AUGUST 31, 2016 (1)
Class C Shares	0.01%
Agency Shares	0.26
Capital Shares	0.39
Cash Management Shares	0.01
Eagle Class Shares	0.01
IM Shares	0.36
Institutional Class Shares	0.36
Investor Shares	0.02
Morgan Shares	0.01
Premier Shares	0.07
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
^^^	Direct Shares of the Prime Money Market Fund had no assets as of August 16, 2016.
*	During the period, the objective changed to seeking current income while seeking to maintain liquidity and a low volatility of principal.
**	Percentages indicated are based upon total investments as of August 31, 2016.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.65)%, 0.21%, 0.31%, (0.43)%, (0.19)%, 0.36%, 0.26%, 0.02%, (0.01)%, 0.06%, (0.19)% and (0.54)% for Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2016	$4.1 Billion
Weighted Average Maturity^	3 days
Weighted Average Life^^	3 days

MATURITY SCHEDULE*^
1 day	70.1%
2–7 days	22.0
8–30 days	7.9

7-DAY SEC YIELD AS OF AUGUST 31, 2016 (1)
Class C Shares	0.01%
Agency Shares	0.20
Capital Shares	0.28
E*Trade Shares	0.01
Institutional Class Shares	0.25
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.02
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2016.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.70)%, 0.14%, 0.24%, (0.61)%, 0.19%, (0.06)%, (0.16)%, 0.00%, (0.36)% and (3.62)% for Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan U.S. Government Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct, Eagle Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2016	$109.5 Billion
Weighted Average Maturity^	31 days
Weighted Average Life^^	116 days

MATURITY SCHEDULE*^
1 day	35.4%
2–7 days	23.1
8–30 days	14.0
31–60 days	4.5
61–90 days	11.3
91–180 days	10.4
181+ days	1.3

7-DAY SEC YIELD AS OF AUGUST 31, 2016 (1)
Agency Shares	0.19%
Capital Shares	0.34
Direct Shares	0.18
Eagle Class Shares	0.01
E*Trade Shares	0.02
IM Shares	0.34
Institutional Class Shares	0.31
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.04
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2016.
(1)

The yields for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.12%, 0.22%, 0.11%, (0.28)%, (0.76)%, 0.27%, 0.17%, (0.09)%, (0.19)%, (0.03)%, (0.28)% and (0.63)% for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2016	$19.7 Billion
Weighted Average Maturity^	39 days
Weighted Average Life^^	99 days

MATURITY SCHEDULE*^
1 day	54.9%
2–7 days	7.9
8–30 days	9.7
61–90 days	4.4
91–180 days	19.0
181+ days	4.1

7-DAY SEC YIELD AS OF AUGUST 31, 2016 (1)
Class C Shares	0.00%
Agency Shares	0.14
Direct Shares	0.10
Eagle Class Shares	0.00
IM Shares	0.24
Institutional Class Shares	0.19
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2016.
(1)

The yields for Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.76)%, 0.10%, 0.09%, (3.83)%, 0.24%, 0.15%, (0.11)%, (0.21)%, (0.07)%, (0.30)% and (4.26)% for Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Federal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2016	$2.9 Billion
Weighted Average Maturity^	36 days
Weighted Average Life^^	111 days

MATURITY SCHEDULE*^
1 day	3.1%
2–7 days	16.9
8–30 days	36.2
31–60 days	23.4
61–90 days	14.5
91–180 days	5.9

7-DAY SEC YIELD AS OF AUGUST 31, 2016 (1)
Agency Shares	0.17%
Institutional Class Shares	0.22
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2016.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.07%, 0.12%, (0.25)%, (0.09)% and (0.36)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2016	$22.8 Billion
Weighted Average Maturity^	46 days
Weighted Average Life^^	111 days

MATURITY SCHEDULE*^
1 day	24.1%
2–7 days	4.2
8–30 days	30.1
31–60 days	2.1
61–90 days	18.1
91–180 days	19.4
181+ days	2.0

7-DAY SEC YIELD AS OF AUGUST 31, 2016 (1)
Agency Shares	0.11%
Capital Shares	0.19
Institutional Class Shares	0.16
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2016.
(1)

The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.06%, 0.16%,0.11%, (0.24)%, (0.09)%, (0.34)% and (3.94)% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2016	$14.1 Billion
Weighted Average Maturity^	18 days
Weighted Average Life^^	18 days

MATURITY SCHEDULE**^
1 day	14.0%
2–7 days	66.2
8–30 days	2.6
31–60 days	6.5
61-90 days	5.7
91–180 days	3.6
181+ days	1.4

7-DAY SEC YIELD AS OF AUGUST 31, 2016 (1)
Agency Shares	0.30%
Direct Shares	0.27
Eagle Class Shares	0.01
Institutional Class Shares	0.35
Morgan Shares	0.01
Premier Shares	0.11
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2016.
(1)

The yields for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.25%, (2.99)%, (0.15)%, 0.30%, (0.05)%, 0.10% and (0.14)% for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

JPMorgan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Eagle Class, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2016	$3.6 Billion
Weighted Average Maturity^	6 days
Weighted Average Life^^	6 days

MATURITY SCHEDULE**^
1 day	13.7%
2–7 days	86.3

7-DAY SEC YIELD AS OF AUGUST 31, 2016 (1)
Agency Shares	0.34%
Eagle Class Shares	0.01
E*Trade Shares	0.01
Institutional Class Shares	0.39
Morgan Shares	0.01
Premier Shares	0.15
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2016.
(1)

The yields for Agency Shares, Eagle Class Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.27%, (0.12)%, (0.47)%, 0.33%, (0.03)%, 0.12%, (0.14)% and (0.48)% for Agency Shares, Eagle Class Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Certificates of Deposit — 24.5%
	Agricultural Bank of China Ltd.,
175,000	0.850%, 09/14/16	175,000
100,000	0.850%, 09/26/16	100,000
305,000	Australia & New Zealand Banking Group Ltd., 0.700%, 09/01/16	305,000
	Banco Del Estado De Chile,
100,000	0.410%, 09/02/16	100,000
100,000	0.410%, 09/07/16	100,000
100,000	0.420%, 09/02/16	100,000
60,000	VAR, 0.844%, 09/01/16	60,000
	Bank of China Ltd.,
648,000	0.850%, 09/16/16	648,000
300,000	0.850%, 09/26/16	300,000
	Bank of Montreal,
203,390	0.400%, 09/01/16	203,390
300,000	0.400%, 09/02/16	300,000
500,000	0.470%, 09/12/16	500,000
160,000	0.470%, 09/14/16	160,000
255,000	VAR, 0.848%, 09/08/16	255,000
110,000	VAR, 0.903%, 09/12/16	110,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
350,000	0.420%, 09/01/16	350,000
499,530	0.420%, 09/06/16	499,530
50,000	0.890%, 10/07/16	50,000
250,000	Banque Federative du Credit Mutuel S.A., 0.740%, 09/06/16	249,974
100,000	BNP Paribas, 0.880%, 10/12/16	100,000
	BNP Paribas S.A.,
500,000	0.490%, 09/06/16	499,966
500,000	0.500%, 09/09/16	499,944
250,000	0.770%, 09/01/16	250,000
	China Construction Bank Corp.,
175,000	0.800%, 09/01/16	175,000
300,000	0.850%, 09/01/16	300,000
247,700	0.850%, 09/09/16	247,700
200,000	0.850%, 09/15/16	200,000
325,000	0.850%, 09/26/16	325,000
300,000	0.850%, 09/29/16	300,000
250,000	Cooperatieve Rabobank U.A., 0.900%, 09/19/16	249,888
	Credit Agricole Corporate and Investment Bank,
420,000	0.490%, 09/08/16	420,000
100,000	0.900%, 10/05/16	100,000
115,000	Credit Industriel et Commercial, 0.900%, 11/10/16	115,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Credit Suisse AG,
150,000	VAR, 0.944%, 09/01/16	150,000
150,000	VAR, 0.948%, 09/06/16	150,000
	DNB Bank ASA,
999,530	0.400%, 09/01/16	999,530
500,000	0.420%, 09/01/16	500,000
450,000	0.480%, 09/09/16	449,952
	DZ Bank AG,
400,000	0.490%, 09/12/16	399,940
99,000	0.750%, 09/07/16	99,000
	Industrial & Commercial Bank of China Ltd.,
50,000	0.850%, 09/02/16	49,999
207,000	0.850%, 09/08/16	207,000
590,000	0.850%, 09/26/16	590,000
398,600	0.920%, 09/16/16	398,600
20,000	ING Bank N.V., 0.960%, 11/25/16	20,000
	KBC Bank N.V.,
59,530	0.420%, 09/06/16	59,530
450,000	0.703%, 09/12/16	449,904
50,000	0.750%, 09/19/16	49,981
	Landesbank Hessen-Thuringen Girozentrale,
225,000	0.560%, 09/09/16	224,972
580,000	0.580%, 09/06/16	579,953
	Mitsubishi UFJ Trust & Banking Corp.,
35,000	0.720%, 09/13/16	34,992
25,000	0.990%, 12/13/16	24,929
	Mizuho Bank Ltd.,
190,000	0.600%, 09/12/16	189,965
456,000	0.610%, 09/12/16	455,915
250,000	0.613%, 09/02/16	249,996
171,968	Natixis, 0.930%, 10/31/16	171,968
200,000	Oversea-Chinese Banking Corp. Ltd., 0.540%, 09/14/16	200,000
200,000	State Street Bank & Trust Co., VAR, 0.878%, 09/14/16	200,000
	Sumitomo Mitsui Banking Corp.,
250,000	0.550%, 09/02/16	250,000
260,000	0.560%, 09/09/16	259,968
	Sumitomo Mitsui Trust Bank Ltd.,
970,000	0.420%, 09/01/16	970,000
300,000	0.470%, 09/08/16	300,000
250,000	0.500%, 09/07/16	250,000
25,000	0.750%, 10/14/16	25,000
100,000	0.900%, 10/14/16	100,000
150,000	0.920%, 11/16/16	149,710
500,000	Toronto-Dominion Bank, 0.490%, 09/09/16	499,946

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — continued
	UBS AG,
50,000	0.910%, 11/07/16	50,000
10,000	VAR, 0.897%, 09/06/16	10,000
128,700	Wells Fargo Bank N.A., VAR, 1.028%, 09/12/16	128,700

	Total Certificates of Deposit (Cost $18,247,842)	18,247,842

Commercial Paper — 11.0% (n)
	Agricultural Bank of China Ltd.,
285,000	0.851%, 09/08/16 (e)	284,953
690,000	0.851%, 09/26/16 (e)	689,593
98,000	Antalis S.A., 0.550%, 09/12/16 (e)	97,984
105,000	Barton Capital S.A., 0.550%, 09/02/16 (e)	104,998
100,000	Bedford Row Funding Corp., VAR, 0.864%, 09/19/16 (e)	100,000
	BNP Paribas,
182,812	0.300%, 09/01/16	182,812
250,000	0.420%, 09/01/16 (e)	250,000
850,000	0.420%, 09/06/16 (e)	849,950
	BPCE S.A.,
500,000	0.450%, 09/12/16 (e)	499,931
440,000	0.757%, 09/01/16 (e)	440,000
45,000	0.894%, 10/03/16 (e)	44,965
	Caisse Centrale Desjardins,
168,000	0.420%, 09/01/16 (e)	168,000
150,000	0.420%, 09/07/16 (e)	149,989
249,600	0.440%, 09/02/16 (e)	249,597
147,000	Cancara Asset Securitisation LLC, 0.550%, 09/06/16 (e)	146,989
25,043	Cedar Spring Capital Co. LLC, 0.681%, 09/08/16 (e)	25,040
190,240	China Construction Bank Corp., 0.450%, 09/01/16 (e)	190,240
125,000	Concord Minutemen Capital Co. LLC, Series A,0.540%, 09/06/16 (e)	124,991
	Credit Agricole Corporate and Investment Bank,
138,467	0.320%, 09/01/16	138,467
600,000	0.500%, 09/06/16	599,958
200,000	Crown Point Capital Co. LLC, Series A,VAR, 1.024%, 09/29/16 (e)	200,000
66,000	DBS Bank Ltd., 0.541%, 09/15/16 (e)	65,986
111,000	Dexia Credit Local S.A., 0.904%, 09/13/16	110,967
	Gotham Funding Corp.,
175,000	0.550%, 09/06/16 (e)	174,986
75,000	0.570%, 09/07/16 (e)	74,993
147,013	0.570%, 09/08/16 (e)	146,997

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

75,000	ING U.S. Funding LLC, 0.899%, 10/03/16	74,940
60,000	Kells Funding LLC, 0.530%, 09/27/16 (e)	59,977
250,000	KFW, 0.420%, 09/12/16 (e)	249,968
137,000	Liberty Street Funding LLC, 0.600%, 09/28/16 (e)	136,938
	Natixis,
178,558	0.300%, 09/01/16	178,558
128,000	0.935%, 10/31/16	127,802
	Regency Markets No. 1 LLC,
91,784	0.550%, 09/28/16 (e)	91,746
99,494	0.550%, 09/14/16 (e)	99,474
75,000	Ridgefield Funding Co. LLC, Series B1,0.550%, 09/08/16 (e)	74,992
	Skandinaviska Enskilda Banken AB,
378,000	0.834%, 09/22/16 (e)	377,817
50,000	0.854%, 10/24/16	49,937
145,000	Toronto-Dominion Holdings USA, Inc., 0.661%, 10/11/16 (e)	144,894
	Victory Receivables Corp.,
50,000	0.560%, 09/02/16 (e)	49,999
34,581	0.570%, 09/06/16 (e)	34,579
200,000	0.580%, 09/14/16 (e)	199,958
100,000	Westpac Banking Corp., VAR, 0.878%, 09/16/16 (e)	100,000
67,000	Working Capital Management Co. LP, 0.540%, 09/07/16 (e)	66,994

	Total Commercial Paper (Cost $8,230,959)	8,230,959

Repurchase Agreements — 7.6%
50,000	BNP Paribas, 1.050%, dated 08/31/16, due 10/05/16, repurchase price $50,051, collateralized by Asset-Backed Securities, 0.000% - 1.633%, due 01/30/26 - 03/25/36, Collateralized Mortgage Obligations, 0.000% - 0.754%, due 11/25/25 - 03/19/36, Corporate Bonds, 3.250% - 12.000%, due 11/05/18 - 12/15/55, Corporate Notes, 4.250% - 4.250%, due 05/13/19 - 05/13/19, Federal National Mortgage Association Connecticut Avenue Securities, 1.724% - 7.274%, due 05/28/24 - 01/25/29 and Municipal Debt Securities, 1.110% - 1.110%, due 09/15/27 - 09/15/27, with a value of $54,066.	50,000
175,000	Citigroup Global Markets, Inc., 1.175%, dated 08/31/16, due 09/01/16, repurchase price $175,006, collateralized by Asset-Backed Securities, 0.000% - 14.725%, due 12/25/31 - 11/25/51, with a value of $189,000.	175,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
175,000	Citigroup Global Markets, Inc., 1.175%, dated 08/31/16, due 09/01/16, repurchase price $175,006, collateralized by Corporate Bonds, 0.000% - 15.000%, due 09/05/16 - 12/01/37, Corporate Notes, 0.000% - 8.875%, due 04/04/17 - 01/01/49 and Sovereign Government Securities, 0.000% - 11.750%, due 04/14/19 - 01/27/45, with a value of $189,000.	175,000
400,000	Credit Suisse, 0.550%, dated 08/31/16, due 09/07/16, repurchase price $400,043, collateralized by Asset-Backed Securities, 4.824% - 4.824%, due 07/25/25 - 07/25/25 and Collateralized Mortgage Obligations, 0.000% - 13.329%, due 12/27/18 - 05/10/63, with a value of $432,000.	400,000
300,000	Credit Suisse, 1.007%, dated 08/31/16, due 10/05/16, repurchase price $300,294, collateralized by Collateralized Mortgage Obligations, 0.000% - 0.000%, due 02/27/56 - 02/27/56, with a value of $324,004.	300,000
100,000	HSBC Securities USA, Inc., 0.400%, dated 08/31/16, due 09/01/16, repurchase price $100,001, collateralized by Corporate Bonds, 0.900% - 7.250%, due 03/22/17 - 08/04/46 and Corporate Notes, 1.500% - 2.500%, due 10/07/17 - 01/19/21, with a value of $105,004.	100,000
230,000	HSBC Securities USA, Inc., 0.400%, dated 08/31/16, due 09/01/16, repurchase price $230,003, collateralized by Corporate Bonds, 0.010% - 7.625%, due 10/01/16 - 05/19/46 and Corporate Notes, 1.250% - 4.400%, due 05/08/17 - 06/14/46, with a value of $241,503.	230,000
120,000	HSBC Securities USA, Inc., 0.550%, dated 08/31/16, due 09/01/16, repurchase price $120,002, collateralized by Corporate Bonds, 4.500% - 12.500%, due 12/01/16 - 06/26/42, with a value of $129,601.	120,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

625,000

Merrill Lynch PFS, Inc., 1.100%, dated 08/31/16, due 10/05/16, repurchase price $625,668, collateralized by Asset-Backed Securities, 0.000% - 9.798%, due 03/15/17 - 01/01/99, Collateralized Mortgage Obligations, 0.000% - 31.772%, due 08/25/18 - 05/11/63, Corporate Bonds, 0.000% - 9.875%, due 11/16/16 - 06/05/15, Corporate Notes, 2.375% - 8.875%, due 11/06/17 - 07/28/25, Sovereign Government Securities, 0.000% - 13.625%, due 01/17/17 - 04/22/46, Municipal Debt Securities, 4.150% - 7.781%, due 08/01/17 - 06/01/47 and U.S. Treasury Securities, 0.000% - 0.625%, due 10/15/16 - 11/10/16, with a value of $673,961.

		625,000
375,000	Merrill Lynch PFS, Inc., 1.100%, dated 08/31/16, due 10/05/16, repurchase price $375,401, collateralized by Asset-Backed Securities, 0.000% - 7.220%, due 01/13/18 - 12/06/50 and Collateralized Mortgage Obligations, 0.000% - 35.854%, due 01/15/28 - 08/25/55, with a value of $405,000.	375,000
475,000	Merrill Lynch PFS, Inc., 1.100%, dated 08/31/16, due 10/05/16, repurchase price $475,508, collateralized by Asset-Backed Securities, 0.000% - 12.443%, due 08/01/17 - 02/25/55 and Collateralized Mortgage Obligations, 0.000% - 46.164%, due 03/25/21 - 08/25/55, with a value of $512,882.	475,000
500,000	Societe Generale S.A., 0.400%, dated 08/31/16, due 09/01/16, repurchase price $500,006, collateralized by Corporate Bonds, 1.423% - 5.838%, due 03/15/17 - 10/01/46 and Corporate Notes, 0.000% - 6.875%, due 04/25/18 - 05/15/44, with a value of $525,006.	500,000
250,000	Societe Generale S.A., 0.500%, dated 08/31/16, due 09/01/16, repurchase price $250,003, collateralized by Corporate Bonds, 2.600% - 8.375%, due 04/15/18 - 12/18/73, Corporate Notes, 2.800% - 8.000%, due 01/16/20 - 12/01/37 and Sovereign Government Securities, 0.000% - 10.125%, due 01/17/17 - 01/27/45, with a value of $267,196.	250,000

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements —continued
800,000	Societe Generale S.A., 0.540%, dated 08/31/16, due 09/07/16, repurchase price $800,084, collateralized by Corporate Bonds, 0.000% - 7.750%, due 01/11/17 - 02/26/55, Corporate Notes, 0.000% - 7.300%, due 11/03/16 - 01/15/38 and Sovereign Government Securities, 0.000% - 11.875%, due 04/03/18 - 03/01/41, with a value of $840,089.	800,000
100,000	Wells Fargo Securities, LLC, 0.400%, dated 08/31/16, due 09/01/16, repurchase price $100,001, collateralized by Asset-Backed Securities, 0.000% - 8.890%, due 06/01/17 - 10/18/52, Federal National Mortgage Association Connecticut Avenue Securities, 4.988% - 6.524%, due 02/26/24 - 10/25/28 and Municipal Debt Securities, 3.500% - 6.319%, due 08/01/20 - 01/01/42, with a value of $107,923.	100,000
375,000	Wells Fargo Securities, LLC, 0.400%, dated 08/31/16, due 09/01/16, repurchase price $375,004, collateralized by Collateralized Mortgage Obligations, 0.000% - 6.134%, due 11/06/17 - 03/17/59, with a value of $405,005.	375,000
100,000	Wells Fargo Securities, LLC, 0.450%, dated 08/31/16, due 09/01/16, repurchase price $100,001, collateralized by Asset-Backed Securities, 0.000% - 6.900%, due 10/15/21 - 10/18/52 and Collateralized Mortgage Obligations, 0.000% - 2.556%, due 02/25/31 - 01/17/59, with a value of $108,002.	100,000
175,000	Wells Fargo Securities, LLC, 0.600%, dated 08/31/16, due 09/06/16, repurchase price $175,018, collateralized by Corporate Bonds, 4.000% - 12.125%, due 03/01/17 - 04/01/45, with a value of $189,022.	175,000
200,000	Wells Fargo Securities, LLC, 0.600%, dated 08/31/16, due 09/06/16, repurchase price $200,020, collateralized by Asset-Backed Securities, 0.000% - 9.130%, due 07/20/18 - 04/18/52, with a value of $216,025.	200,000
175,000	Wells Fargo Securities, LLC, 0.600%, dated 08/31/16, due 09/07/16, repurchase price $175,020, collateralized by Collateralized Mortgage Obligations, 0.000% - 6.000%, due 10/25/34 - 02/18/48, with a value of $189,022.	175,000

	Total Repurchase Agreements (Cost $5,700,000)	5,700,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Time Deposits — 53.4%
	ABN AMRO Bank N.V.,
320,000	0.350%, 09/01/16	320,000
1,500,000	0.440%, 09/01/16	1,500,000
	Australia & New Zealand Banking Group Ltd.,
600,000	0.310%, 09/01/16	600,000
1,000,000	0.430%, 09/01/16	1,000,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
1,000,000	0.300%, 09/01/16	1,000,000
1,000,000	0.300%, 09/01/16	1,000,000
	Canadian Imperial Bank of Commerce,
50,000	0.220%, 09/01/16	50,000
118,854	0.300%, 09/01/16	118,854
494,910	0.300%, 09/01/16	494,910
200,000	Chiba Bank Ltd., 0.430%, 09/01/16	200,000
450,000	China Construction Bank Corp., 0.450%, 09/01/16	450,000
200,000	Citibank N.A., 0.410%, 09/07/16	200,000
1,419,530	Cooperatieve Rabobank U.A., 0.430%, 09/06/16	1,419,530
	Credit Agricole Corporate and Investment Bank,
389,436	0.320%, 09/01/16	389,436
897,928	0.320%, 09/01/16	897,928
1,145,000	0.320%, 09/01/16	1,145,000
	Credit Industriel et Commercial,
1,000,000	0.310%, 09/01/16	1,000,000
1,095,000	0.310%, 09/01/16	1,095,000
1,184,000	0.310%, 09/01/16	1,184,000
	DNB Bank ASA,
100,000	0.300%, 09/01/16	100,000
1,600,000	0.300%, 09/01/16	1,600,000
599,530	Industrial & Commercial Bank of China Ltd., 0.480%, 09/06/16	599,530
2,155,000	KBC Bank N.V., 0.320%, 09/01/16	2,155,000
270,604	National Australia Bank Ltd., 0.300%, 09/01/16	270,604
	Natixis S.A.,
275,000	0.300%, 09/01/16	275,000
1,959,978	0.310%, 09/01/16	1,959,978
	Nordea Bank Finland plc,
100,000	0.300%, 09/01/16	100,000
100,000	0.300%, 09/01/16	100,000
500,000	0.300%, 09/01/16	500,000
1,000,000	0.300%, 09/01/16	1,000,000
1,999,530	0.400%, 09/06/16	1,999,530

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Time Deposits — continued
	Royal Bank of Canada,
1,000,000	0.300%, 09/01/16	1,000,000
1,634,530	0.300%, 09/01/16	1,634,530
830,296	0.350%, 09/01/16	830,296
	Skandinaviska Enskilda Banken AB,
996,766	0.300%, 09/01/16	996,766
1,000,000	0.300%, 09/01/16	1,000,000
1,271,836	0.300%, 09/01/16	1,271,836
	Standard Chartered Bank,
799,530	0.420%, 09/01/16	799,530
300,000	0.420%, 09/06/16	300,000
	Svenska Handelsbanken AB,
1,000,000	0.300%, 09/01/16	1,000,000
2,619,530	0.400%, 09/06/16	2,619,530
	Swedbank AB,
1,660,000	0.300%, 09/01/16	1,660,000
1,999,530	0.410%, 09/06/16	1,999,530

	Total Time Deposits (Cost $39,836,318)	39,836,318

U.S. Government Agency Security — 0.0% (g)
10,000	Federal Home Loan Mortgage Corp., 0.875%, 10/14/16 (Cost $10,006)	10,006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — 2.2%
	U.S. Treasury Notes — 2.2%
350,000	0.625%, 11/15/16	350,003
700,000	0.875%, 11/30/16	700,423
102,000	2.750%, 11/30/16	102,544
517,733	4.625%, 11/15/16	521,953

	Total U.S. Treasury Obligations (Cost $1,674,923)	1,674,923

Weekly Demand Notes — 0.2%
	New Jersey — 0.2%
67,745	Jets Stadium Development LLC, Series A-4A, VRDO, 0.590%, 09/07/16 (e)	67,745
49,515	Jets Stadium Finance Issuer 2015 LLC, VRDO, 0.590%, 09/07/16 (e)	49,515

	Total Weekly Demand Notes (Cost $117,260)	117,260

	Total Investments — 98.9% (Cost $73,817,308)*	73,817,308
	Other Assets in Excess of Liabilities — 1.1%	798,777

	NET ASSETS — 100.0%	$74,616,085

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Certificates of Deposit — 13.0%
15,000	Agricultural Bank of China Ltd., 0.850%, 09/14/16	15,000
	Bank of Montreal,
143,000	0.400%, 09/01/16	143,000
15,000	0.470%, 09/14/16	15,000
50,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.420%, 09/01/16	50,000
	China Construction Bank Corp.,
25,000	0.850%, 09/01/16	25,000
25,000	0.850%, 09/09/16	25,000
25,000	0.850%, 09/15/16	25,000
50,000	Credit Agricole Corporate and Investment Bank, 0.490%, 09/08/16	50,000
10,000	DZ Bank AG, 0.750%, 09/06/16	10,000
23,000	Industrial & Commercial Bank of China Ltd., 0.850%, 09/08/16	23,000
25,000	Mizuho Bank Ltd., 0.612%, 09/02/16	24,999
	Sumitomo Mitsui Trust Bank Ltd.,
80,000	0.420%, 09/01/16	80,000
50,000	0.500%, 09/07/16	50,000

	Total Certificates of Deposit (Cost $535,999)	535,999

Commercial Paper — 7.4% (n)
32,000	Agricultural Bank of China Ltd., 0.851%, 09/08/16 (e)	31,995
10,000	BPCE S.A., 0.757%, 09/01/16 (e)	10,000
20,000	Cancara Asset Securitisation LLC, 0.550%, 09/06/16 (e)	19,998
25,000	Concord Minutemen Capital Co. LLC, Series A, 0.540%, 09/06/16 (e)	24,998
100,000	Credit Agricole Corporate and Investment Bank, 0.500%, 09/06/16	99,993
29,674	Industrial & Commercial Bank of China Ltd., 0.450%, 09/01/16 (e)	29,674
55,000	KFW, 0.420%, 09/09/16 (e)	54,995
30,000	Victory Receivables Corp., 0.570%, 09/06/16 (e)	29,998

	Total Commercial Paper (Cost $301,651)	301,651

Corporate Note — 2.1%
	Financials — 2.1%
	Banks — 2.1%
85,000	Royal Bank of Canada, VAR, 0.825%, 09/09/16 (Cost $85,000)	85,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreement — 2.4%
100,000	HSBC Securities USA, Inc., 0.550%, dated 08/31/16, due 09/01/16, repurchase price $100,002, collateralized by Corporate Bonds, 3.875% - 9.125%, due 03/01/17 - 06/15/24 with a value of $108,005. (Cost $100,000)	100,000

Time Deposits — 74.7%
180,000	ABN AMRO Bank N.V., 0.350%, 09/01/16	180,000
150,000	Australia & New Zealand Banking Group Ltd., 0.310%, 09/01/16	150,000
100,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.300%, 09/01/16	100,000
180,000	BNP Paribas, 0.300%, 09/01/16	180,000
	Canadian Imperial Bank of Commerce,
67,717	0.300%, 09/01/16	67,717
100,000	0.300%, 09/01/16	100,000
200,000	Chiba Bank Ltd., 0.430%, 09/01/16	200,000
100,000	China Construction Bank Corp., 0.450%, 09/01/16	100,000
200,000	Citibank N.A., 0.410%, 09/07/16	200,000
200,000	Cooperatieve Rabobank U.A., 0.430%, 09/06/16	200,000
55,000	Credit Agricole Corporate and Investment Bank, 0.320%, 09/01/16	55,000
180,000	Credit Industriel et Commercial, 0.310%, 09/01/16	180,000
185,000	KBC Bank N.V., 0.320%, 09/01/16	185,000
185,000	National Australia Bank Ltd., 0.300%, 09/01/16	185,000
175,000	Natixis S.A., 0.310%, 09/01/16	175,000
100,000	Royal Bank of Canada, 0.300%, 09/01/16	100,000
200,233	Skandinaviska Enskilda Banken AB, 0.300%, 09/01/16	200,233
200,000	Standard Chartered Bank, 0.420%, 09/01/16	200,000
125,000	Svenska Handelsbanken AB, 0.400%, 09/06/16	125,000
	Swedbank AB,
90,000	0.300%, 09/01/16	90,000
100,000	0.410%, 09/06/16	100,000

	Total Time Deposits (Cost $3,072,950)	3,072,950

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — 0.5%
	New Jersey — 0.5%
16,855	Jets Stadium Development LLC, Series A-4A, VRDO, 0.590%, 09/07/16 (e)	16,855
4,985	Jets Stadium Finance Issuer 2015 LLC, VRDO, 0.590%, 09/07/16 (e)	4,985

	Total Weekly Demand Notes (Cost $21,840)	21,840

	Total Investments — 100.1% (Cost $4,117,440)*	4,117,440
	Liabilities in Excess of Other Assets — (0.1)%	(3,441)

	NET ASSETS — 100.0%	$4,113,999

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Government Agency Securities — 40.1%
	Federal Farm Credit Bank — 2.4%
15,000	DN, 0.411%, 12/09/16 (n)	14,983
150,000	DN, 0.417%, 09/26/16 (n)	149,957
10,000	DN, 0.451%, 10/19/16 (n)	9,994
15,000	DN, 0.461%, 09/28/16 (n)	14,995
69,000	DN, 0.481%, 09/30/16 (n)	68,973
25,000	DN, 0.481%, 10/06/16 (n)	24,988
25,000	DN, 0.502%, 01/17/17 (n)	24,952
100,000	DN, 0.502%, 01/25/17 (n)	99,797
25,000	DN, 0.511%, 10/18/16 (n)	24,983
75,000	DN, 0.532%, 04/03/17 (n)	74,764
80,000	VAR, 0.484%, 09/01/16	79,993
203,000	VAR, 0.497%, 09/21/16	202,958
120,000	VAR, 0.514%, 09/19/16	119,989
64,836	VAR, 0.518%, 09/14/16	64,837
153,000	VAR, 0.524%, 09/26/16	152,968
130,000	VAR, 0.524%, 09/29/16	129,995
175,000	VAR, 0.529%, 09/26/16	174,990
50,000	VAR, 0.548%, 09/13/16	50,006
119,100	VAR, 0.558%, 09/13/16	119,138
250,000	VAR, 0.577%, 09/16/16	249,930
500,000	VAR, 0.586%, 09/02/16	499,930
275,000	VAR, 0.607%, 09/06/16	274,988

		2,628,108

	Federal Home Loan Bank — 32.7%
70,000	2.000%, 09/09/16	70,022
1,250,000	DN, 0.343%, 11/23/16 (n)	1,249,011
913,500	DN, 0.378%, 10/19/16 (n)	913,040
82,000	DN, 0.400%, 10/05/16 (n)	81,969
125,000	DN, 0.401%, 11/21/16 (n)	124,887
225,998	DN, 0.401%, 12/02/16 (n)	225,767
750,000	DN, 0.401%, 12/05/16 (n)	749,208
150,000	DN, 0.401%, 12/21/16 (n)	149,815
100,000	DN, 0.416%, 12/19/16 (n)	99,874
25,000	DN, 0.421%, 09/22/16 (n)	24,994
250,000	DN, 0.431%, 10/14/16 (n)	249,872
25,750	DN, 0.446%, 11/09/16 (n)	25,728
500,000	DN, 0.451%, 09/15/16 (n)	499,912
150,750	DN, 0.451%, 10/21/16 (n)	150,656
250,000	DN, 0.451%, 11/15/16 (n)	249,766
150,000	DN, 0.451%, 02/03/17 (n)	149,709
277,000	DN, 0.452%, 12/14/16 (n)	276,639
550,000	DN, 0.456%, 10/25/16 (n)	549,625
296,000	DN, 0.456%, 11/16/16 (n)	295,716
1,000,000	DN, 0.461%, 09/02/16 (n)	999,987

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — continued
100,000	DN, 0.461%, 09/23/16 (n)	99,972
80,000	DN, 0.461%, 10/18/16 (n)	79,952
100,000	DN, 0.461%, 10/26/16 (n)	99,930
493,850	DN, 0.467%, 01/18/17 (n)	492,961
80,400	DN, 0.470%, 09/16/16 (n)	80,384
521,000	DN, 0.471%, 09/21/16 (n)	520,864
59,800	DN, 0.471%, 10/12/16 (n)	59,768
739,500	DN, 0.471%, 12/12/16 (n)	738,516
250,000	DN, 0.477%, 01/20/17 (n)	249,534
836,000	DN, 0.479%, 02/15/17 (n)	834,146
1,269,000	DN, 0.481%, 01/27/17 (n)	1,266,496
207,000	DN, 0.484%, 02/24/17 (n)	206,511
557,800	DN, 0.486%, 01/25/17 (n)	556,703
500,000	DN, 0.501%, 09/01/16 (n)	500,000
250,000	DN, 0.501%, 09/19/16 (n)	249,937
480,000	DN, 0.501%, 09/20/16 (n)	479,873
70,000	DN, 0.501%, 12/09/16 (n)	69,904
250,000	DN, 0.501%, 12/16/16 (n)	249,632
200,000	DN, 0.501%, 02/28/17 (n)	199,500
21,000	DN, 0.501%, 03/15/17 (n)	20,943
35,000	DN, 0.502%, 01/10/17 (n)	34,936
500,000	DN, 0.522%, 01/17/17 (n)	499,003
625,000	VAR, 0.666%, 12/06/16	624,946
500,000	VAR, 0.497%, 09/06/16	500,000
175,000	VAR, 0.507%, 09/21/16	174,992
75,000	VAR, 0.514%, 09/06/16	75,000
500,000	VAR, 0.514%, 09/06/16	500,000
250,000	VAR, 0.518%, 09/06/16	250,000
609,000	VAR, 0.524%, 09/06/16	608,970
100,000	VAR, 0.524%, 09/26/16	99,980
528,000	VAR, 0.525%, 11/25/16	528,000
500,000	VAR, 0.528%, 09/14/16	500,000
425,000	VAR, 0.529%, 09/06/16	425,000
500,000	VAR, 0.529%, 11/26/16	500,000
750,000	VAR, 0.542%, 09/19/16	750,000
525,000	VAR, 0.544%, 09/28/16	525,000
150,000	VAR, 0.546%, 09/14/16	150,000
1,000,000	VAR, 0.546%, 09/19/16	1,000,000
325,000	VAR, 0.547%, 09/09/16	325,000
500,000	VAR, 0.566%, 10/04/16	499,935
60,580	VAR, 0.567%, 09/06/16	60,580
250,000	VAR, 0.578%, 09/15/16	250,002
250,000	VAR, 0.583%, 09/13/16	249,997
140,000	VAR, 0.599%, 09/21/16	140,000
500,000	VAR, 0.601%, 09/17/16	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — continued
	Federal Home Loan Bank — continued
500,000	VAR, 0.607%, 09/19/16	500,000
448,000	VAR, 0.607%, 09/29/16	448,279
230,000	VAR, 0.610%, 09/26/16	230,000
300,000	VAR, 0.621%, 10/26/16	300,010
250,000	VAR, 0.625%, 11/26/16	250,000
150,000	VAR, 0.628%, 10/19/16	150,000
700,000	VAR, 0.631%, 09/12/16	699,964
250,000	VAR, 0.632%, 09/07/16	250,000
210,000	VAR, 0.636%, 09/12/16	210,015
235,000	VAR, 0.636%, 10/26/16	235,039
150,000	VAR, 0.642%, 09/07/16	150,000
250,000	VAR, 0.642%, 09/07/16	250,000
300,000	VAR, 0.645%, 10/25/16	300,000
225,000	VAR, 0.651%, 11/16/16	224,998
975,000	VAR, 0.651%, 11/16/16	975,000
175,000	VAR, 0.659%, 11/02/16	175,000
250,000	VAR, 0.660%, 09/06/16	250,220
500,000	VAR, 0.665%, 11/25/16	500,000
227,900	VAR, 0.665%, 11/26/16	227,900
950,000	VAR, 0.665%, 11/26/16	950,000
525,000	VAR, 0.667%, 11/15/16	525,000
250,000	VAR, 0.667%, 11/23/16	250,000
450,000	VAR, 0.668%, 11/12/16	450,000
250,000	VAR, 0.669%, 11/02/16	249,971
177,000	VAR, 0.700%, 11/07/16	177,036
250,000	VAR, 0.702%, 11/09/16	250,000
100,000	VAR, 0.717%, 11/10/16	100,000
400,000	VAR, 0.726%, 11/21/16	400,000
500,000	VAR, 0.726%, 11/21/16	500,000
150,000	VAR, 0.728%, 11/14/16	150,000
175,000	VAR, 0.758%, 11/14/16	174,996
250,000	VAR, 0.763%, 11/16/16	250,000
500,000	VAR, 0.792%, 11/23/16	499,970
76,220	VAR, 0.805%, 11/25/16	76,249
500,000	VAR, 0.69%, 12/01/16	499,982

		35,792,693

	Federal Home Loan Mortgage Corp. — 3.2%
600,000	DN, 0.401%, 12/21/16 (n)	599,260
250,000	DN, 0.431%, 09/12/16 (n)	249,967
70,700	DN, 0.436%, 09/23/16 (n)	70,681
83,334	DN, 0.459%, 02/07/17 (n)	83,165
1,175,000	VAR, 0.631%, 10/08/16	1,175,000
83,500	VAR, 0.637%, 10/12/16	83,500
575,000	VAR, 0.642%, 09/21/16	574,948

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Mortgage Corp. — continued
675,000	VAR, 0.681%, 09/08/16	675,000

		3,511,521

	Federal National Mortgage Association — 1.8%
5,118	4.875%, 12/15/16	5,182
200,000	DN, 0.401%, 01/09/17 (n)	199,711
250,000	VAR, 0.507%, 09/06/16	249,959
400,000	VAR, 0.508%, 09/08/16	399,959
280,000	VAR, 0.517%, 09/16/16	279,973
275,000	VAR, 0.535%, 09/26/16	274,989
500,000	VAR, 0.594%, 09/21/16	500,240

		1,910,013

	Total U.S. Government Agency Securities (Cost $43,842,335)	43,842,335

U.S. Treasury Obligations — 4.3%
	U.S. Treasury Bill — 1.1% (n)
1,250,000	0.627%, 02/23/17	1,247,281

	U.S. Treasury Notes — 3.2%
480,000	0.500%, 01/31/17	480,097
535,000	0.500%, 02/28/17	535,048
425,000	0.625%, 12/31/16	425,294
600,000	0.750%, 03/15/17	600,794
200,000	0.875%, 11/30/16	200,230
235,000	0.875%, 12/31/16	235,352
1,000,000	2.750%, 11/30/16	1,005,588

		3,482,403

	Total U.S. Treasury Obligations (Cost $4,729,684)	4,729,684

Repurchase Agreements — 56.0%
6,400,000	Agency Joint Trading Account I, J.P.Morgan Investment Management Inc., as agent, 0.338%, dated 08/31/16, due 09/01/16, repurchase price $6,400,060. [1]	6,400,000
385,285	Agency Joint Trading Account II, J.P.Morgan Investment Management Inc., as agent, 0.340%, dated 08/31/16, due 09/01/16, repurchase price $385,289. [2]	385,285
250,000	Bank of America N.A., 0.340%, dated 08/31/16, due 09/01/16, repurchase price $250,002, collateralized by Federal Home Loan Mortgage Corporation, 3.000% - 3.500%, due 04/01/45 - 07/01/45, with a value of $255,000.	250,000

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
500,000	Bank of Nova Scotia, 0.330%, dated 08/31/16, due 09/07/16, repurchase price $500,032, collateralized by Federal Home Loan Mortgage Corporation, 3.136% - 4.000%, due 12/01/41 - 03/01/46, Federal National Mortgage Association, 2.500% - 5.000%, due 01/01/26 - 06/01/46, and Government National Mortgage Association, 3.000% - 4.500%, due 05/15/41 - 07/20/46, U.S. Treasury Securities, 2.375% - 2.375%, due 01/15/17 - 01/15/17, with a value of $510,000.	500,000
100,000	Bank of Nova Scotia, 0.340%, dated 08/31/16, due 09/01/16, repurchase price $100,001, collateralized by Federal Home Loan Mortgage Corporation, 2.165% - 2.886%, due 06/01/42 - 06/01/44, Federal National Mortgage Association, 2.276% - 4.500%, due 01/01/26 - 08/01/46 and Government National Mortgage Association, 3.000% - 3.000%, due 03/20/42 - 03/20/42, with a value of $102,000.	100,000
1,000,000	Barclays Capital, Inc., 0.310%, dated 08/31/16, due 09/02/16, repurchase price $1,000,017, collateralized by U.S. Treasury Securities, 0.000% - 6.125%, due 11/15/16 - 05/15/46, with a value of $1,020,000.	1,000,000
1,500,000	Barclays Capital, Inc., 0.320%, dated 08/31/16, due 09/02/16, repurchase price $1,500,027, collateralized by U.S. Treasury Securities, 0.000% - 2.375%, due 11/15/16 - 08/15/46, with a value of $1,530,000.	1,500,000
1,000,000	Barclays Capital, Inc., 0.320%, dated 08/31/16, due 09/01/16, repurchase price $1,000,009, collateralized by U.S. Treasury Securities, 0.000% - 9.125%, due 09/30/16 - 08/15/46, with a value of $1,020,000.	1,000,000
500,000	Barclays Capital, Inc., 0.320%, dated 08/31/16, due 09/01/16, repurchase price $500,004, collateralized by U.S. Treasury Securities, 0.000% - 2.875%, due 02/28/17 - 08/15/46, with a value of $510,000.	500,000
1,000,000	Barclays Capital, Inc., 0.320%, dated 08/31/16, due 09/07/16, repurchase price $1,000,062, collateralized by U.S. Treasury Securities, 0.000% - 2.625%, due 10/31/16 - 08/15/46, with a value of $1,020,000.	1,000,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

250,000	Barclays Capital, Inc., 0.340%, dated 08/31/16, due 09/02/16, repurchase price $250,005, collateralized by Federal Home Loan Mortgage Corporation, 3.500% - 5.969%, due 11/15/35 - 08/01/46, Federal National Mortgage Association, 4.012% - 6.712%, due 03/18/27 - 08/25/46 and Government National Mortgage Association, 5.168% - 7.668%, due 12/20/28 - 04/20/46, U.S. Treasury Securities, 0.750% - 0.750%, due 08/31/18 - 08/31/18, with a value of $257,168.	250,000
1,000,000	BNP Paribas, 0.320%, dated 08/31/16, due 09/01/16, repurchase price $1,000,009, collateralized by U.S. Treasury Securities, 0.000% - 6.875%, due 01/15/17 - 02/15/43, with a value of $1,020,009.	1,000,000
1,000,000	BNP Paribas, 0.330%, dated 08/31/16, due 09/01/16, repurchase price $1,000,009, collateralized by Federal Home Loan Mortgage Corporation, 0.981% - 9.000%, due 11/01/17 - 09/01/46, Federal National Mortgage Association, 0.893% - 8.000%, due 12/01/17 - 09/25/46, Government National Mortgage Association, 1.167% - 7.000%, due 08/20/24 - 07/20/46 and U.S. Treasury Securities, 0.000% - 4.500%, due 07/20/17 - 02/15/46, with a value of $1,021,157.	1,000,000
1,000,000	BNP Paribas, 0.350%, dated 08/31/16, due 10/27/16, repurchase price $1,000,554, collateralized by U.S. Treasury Securities, 0.000% - 4.500%, due 03/15/17 - 02/15/45, with a value of $1,020,860.	1,000,000
1,000,000	Credit Agricole Corporate and Investment Bank, 0.310%, dated 08/31/16, due 09/02/16, repurchase price $1,000,017, collateralized by U.S. Treasury Securities, 0.000% - 2.000%, due 02/16/17 - 02/15/45, with a value of $1,020,000.	1,000,000
250,000	Credit Agricole Corporate and Investment Bank, 0.320%, dated 08/31/16, due 09/07/16, repurchase price $250,016, collateralized by U.S. Treasury Securities, 0.125% - 0.125%, due 01/15/22 - 01/15/23, with a value of $255,000.	250,000
500,000	Credit Agricole Corporate and Investment Bank, 0.320%, dated 08/31/16, due 09/01/16, repurchase price $500,004, collateralized by U.S. Treasury Securities, 1.500% - 2.375%, due 01/15/17 - 05/31/20, with a value of $510,000.	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
250,000	Credit Agricole Corporate and Investment Bank, 0.330%, dated 08/31/16, due 09/02/16, repurchase price $250,005, collateralized by U.S. Treasury Securities, 0.750% - 0.750%, due 02/28/18 - 02/28/18, with a value of $255,000.	250,000
500,000	Credit Agricole Corporate and Investment Bank, 0.330%, dated 08/31/16, due 09/06/16, repurchase price $500,028, collateralized by Federal Home Loan Mortgage Corporation, 4.500% - 4.500%, due 01/01/46 - 01/01/46, Federal National Mortgage Association, 3.000% - 3.000%, due 08/01/46 - 08/01/46 and Government National Mortgage Association, 3.000% - 4.500%, due 10/15/42 - 02/20/45, with a value of $510,000.	500,000
250,000	Credit Suisse, 0.380%, dated 08/31/16, due 09/21/16, repurchase price $250,055, collateralized by Federal National Mortgage Association, 2.154% - 3.540%, due 03/01/22 - 11/01/45, with a value of $255,000.	250,000
500,000	Deutsche Bank Securities, Inc., 0.340%, dated 08/31/16, due 09/01/16, repurchase price $500,005, collateralized by U.S. Treasury Securities, 1.625% - 4.750%, due 06/30/20 - 02/15/41, with a value of $510,000.	500,000
500,000	Deutsche Bank Securities, Inc., 0.340%, dated 08/31/16, due 09/01/16, repurchase price $500,005, collateralized by U.S. Treasury Securities, 0.625% - 2.500%, due 12/15/16 - 05/15/24, with a value of $510,000.	500,000
500,000	Deutsche Bank Securities, Inc., 0.350%, dated 08/31/16, due 09/06/16, repurchase price $500,029, collateralized by U.S. Treasury Securities, 0.875% - 3.000%, due 12/31/16 - 11/15/44, with a value of $510,000.	500,000
500,000	Deutsche Bank Securities, Inc., 0.350%, dated 08/31/16, due 09/01/16, repurchase price $500,005, collateralized by Federal Home Loan Mortgage Corporation, 2.000% - 9.000%, due 11/01/16 - 09/01/46, Federal National Mortgage Association, 2.000% - 9.500%, due 10/01/16 - 01/01/49 and Government National Mortgage Association, 3.500% - 3.500%, due 12/20/45 - 12/20/45, with a value of $510,000.	500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000,000	Deutsche Bank Securities, Inc., 0.350%, dated 08/31/16, due 09/01/16, repurchase price $1,000,010, collateralized by Federal Home Loan Mortgage Corporation, 3.000% - 5.000%, due 06/15/27 - 08/15/45, Federal National Mortgage Association, 3.000% - 117.500%, due 04/25/22 - 12/25/45 and Government National Mortgage Association, 2.500% - 7.118%, due 08/20/32 - 01/16/54, with a value of $1,030,000.	1,000,000
250,000	Deutsche Bank Securities, Inc., 0.350%, dated 08/31/16, due 09/07/16, repurchase price $250,017, collateralized by U.S. Treasury Securities, 1.000% - 3.875%, due 12/31/17 - 08/15/40, with a value of $255,000.	250,000
500,000	Deutsche Bank Securities, Inc., 0.360%, dated 08/31/16, due 09/02/16, repurchase price $500,010, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 10.022%, due 06/15/25 - 10/15/45, Federal National Mortgage Association, 2.500% - 7.000%, due 03/01/24 - 07/01/46 and Government National Mortgage Association, 5.750% - 5.750%, due 11/15/32 - 11/15/32, with a value of $511,287.	500,000
750,000	Deutsche Bank Securities, Inc., 0.360%, dated 08/31/16, due 09/07/16, repurchase price $750,053, collateralized by Federal Home Loan Mortgage Corporation, 0.831% - 3.750%, due 10/15/33 - 11/15/38, Government National Mortgage Association, 1.650% - 2.550%, due 07/16/33 - 10/16/50 and U.S. Treasury Securities, 1.375% - 2.250%, due 11/30/17 - 03/31/20, with a value of $766,097.	750,000
1,500,000	Deutsche Bank Securities, Inc., 0.360%, dated 08/31/16, due 09/06/16, repurchase price $1,500,090, collateralized by Government National Mortgage Association, 3.500% - 3.500%, due 07/20/46 - 07/20/46 and U.S. Treasury Securities, 1.125% - 2.125%, due 01/31/21 - 08/31/21, with a value of $1,530,000.	1,500,000

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
750,000	Deutsche Bank Securities, Inc., 0.360%, dated 08/31/16, due 09/02/16, repurchase price $750,015, collateralized by Federal Home Loan Mortgage Corporation, 0.950% - 0.950%, due 01/30/19 - 01/30/19, Government National Mortgage Association, 4.000% - 4.750%, due 08/20/40 - 11/16/40, U.S. Treasury Securities, 1.375% - 2.125%, due 03/31/20 - 01/31/21 and Tennessee Valley Authority, 4.250% - 5.375%, due 09/15/39 - 09/15/65, with a value of $766,483.	750,000
9,000,000	Federal Reserve Bank, 0.250%, dated 08/31/16, due 09/01/16, repurchase price $9,000,063, collateralized by U.S. Treasury Securities, 1.500% - 6.125%, due 11/15/19 - 08/15/43, with a value of $9,000,063.	9,000,000
4,700,000	Federal Reserve Bank, 0.250%, dated 08/31/16, due 09/01/16, repurchase price $4,700,033, collateralized by U.S. Treasury Securities, 1.500% - 6.125%, due 11/15/19 - 08/15/43, with a value of $4,700,033.	4,700,000
500,000	Goldman Sachs International, 0.310%, dated 08/31/16, due 09/02/16, repurchase price $500,009, collateralized by Government National Mortgage Association, 2.500% - 5.000%, due 07/20/41 - 08/20/46, with a value of $510,000.	500,000
1,000,000	Goldman Sachs International, 0.320%, dated 08/31/16, due 09/07/16, repurchase price $1,000,062, collateralized by Government National Mortgage Association, 0.757% - 7.500%, due 10/16/22 - 08/20/46, with a value of $1,023,258.	1,000,000
1,000,000	Goldman Sachs International, 0.320%, dated 08/31/16, due 09/06/16, repurchase price $1,000,053, collateralized by Government National Mortgage Association, 1.875% - 11.500%, due 09/15/16 - 08/20/46, with a value of $1,020,976.	1,000,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8,000,000	Nomura Securities International, Inc., 0.380%, dated 08/31/16, due 09/01/16, repurchase price $8,000,084, collateralized by Federal Home Loan Mortgage Corporation, 2.000% - 7.500%, due 12/01/17 - 09/01/46, Federal National Mortgage Association, 0.000% - 8.500%, due 12/01/16 - 07/01/48, Government National Mortgage Association, 1.572% - 9.000%, due 12/15/17 - 07/20/66, U.S. Treasury Securities, 0.000% - 3.750%, due 09/15/16 - 02/15/45 and Tennessee Valley Authority, 5.375% - 5.980%, due 04/01/36 - 04/01/56, with a value of $8,160,086.	8,000,000
500,000	RBC Capital Markets LLC, 0.350%, dated 08/31/16, due 09/07/16, repurchase price $500,034, collateralized by Federal Home Loan Mortgage Corporation, 2.500% - 3.500%, due 01/15/33 - 12/15/44, Federal National Mortgage Association, 3.000% - 4.000%, due 04/01/27 - 06/01/46, Government National Mortgage Association, 1.875% - 4.000%, due 08/20/40 - 07/20/46 and U.S. Treasury Securities, 1.125% - 2.000%, due 11/30/19 - 02/15/22, with a value of $510,238.	500,000
500,000	RBC Capital Markets LLC, 0.350%, dated 08/31/16, due 09/07/16, repurchase price $500,034, collateralized by Federal Home Loan Mortgage Corporation, 1.500% - 8.500%, due 08/01/17 - 09/01/46, Federal National Mortgage Association, 1.650% - 7.100%, due 10/01/17 - 08/01/46, Government National Mortgage Association, 0.762% - 5.500%, due 02/20/27 - 07/20/46 and U.S. Treasury Securities, 0.125% - 1.875%, due 02/28/21 - 10/31/22, with a value of $510,100.	500,000
500,000	RBC Capital Markets LLC, 0.350%, dated 08/31/16, due 09/07/16, repurchase price $500,034, collateralized by Federal Home Loan Mortgage Corporation, 2.359% - 6.049%, due 12/01/20 - 07/01/46, Federal National Mortgage Association, 2.000% - 6.000%, due 05/01/19 - 09/25/46, and Government National Mortgage Association, 1.875% - 7.500%, due 04/20/24 - 07/20/46, with a value of $510,063.	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
1,000,000	RBC Capital Markets LLC, 0.390%, dated 08/31/16, due 09/07/16, repurchase price $1,000,076, collateralized by Federal Home Loan Mortgage Corporation, 2.000% - 8.000%, due 01/01/17 - 09/01/46, Federal National Mortgage Association, 1.500% - 7.000%, due 06/01/17 - 07/01/46, Government National Mortgage Association, 1.875% - 8.000%, due 12/25/22 - 07/20/46 and U.S. Treasury Securities, 0.625% - 3.750%, due 02/15/17 - 02/15/44, with a value of $1,020,228.	1,000,000
500,000	Societe Generale S.A., 0.320%, dated 08/31/16, due 09/02/16, repurchase price $500,009, collateralized by U.S. Treasury Securities, 0.000% - 4.625%, due 12/08/16 - 11/15/45, with a value of $510,000.	500,000
1,250,000	Societe Generale S.A., 0.330%, dated 08/31/16, due 09/02/16, repurchase price $1,250,023, collateralized by U.S. Treasury Securities, 0.000% - 8.875%, due 09/22/16 - 02/15/45, with a value of $1,275,000.	1,250,000
250,000	Societe Generale S.A., 0.330%, dated 08/31/16, due 09/06/16, repurchase price $250,014, collateralized by Government National Mortgage Association, 1.690% - 7.000%, due 02/15/17 - 08/20/66, with a value of $255,000.	250,000
1,000,000	Societe Generale S.A., 0.330%, dated 08/31/16, due 09/07/16, repurchase price $1,000,064, collateralized by U.S. Treasury Securities, 0.000% - 6.500%, due 01/05/17 - 08/15/44, with a value of $1,020,000.	1,000,000
800,000	Societe Generale S.A., 0.330%, dated 08/31/16, due 09/02/16, repurchase price $800,015, collateralized by Government National Mortgage Association, 1.875% - 5.492%, due 04/20/26 - 04/20/66, with a value of $816,000.	800,000
1,000,000	Societe Generale S.A., 0.330%, dated 08/31/16, due 09/01/16, repurchase price $1,000,009, collateralized by U.S. Treasury Securities, 0.000% - 8.750%, due 09/15/16 - 08/15/44, with a value of $1,020,000.	1,000,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,500,000	Societe Generale S.A., 0.340%, dated 08/31/16, due 09/07/16, repurchase price $1,500,099, collateralized by Government National Mortgage Association, 1.875% - 6.000%, due 09/20/27 - 05/20/66, with a value of $1,530,000.	1,500,000
300,000	Societe Generale S.A., 0.350%, dated 08/31/16, due 09/02/16, repurchase price $300,006, collateralized by Federal Home Loan Mortgage Corporation, 2.628% - 6.030%, due 04/01/37 - 06/01/46, Federal National Mortgage Association, 1.188% - 4.000%, due 05/25/23 - 07/01/44, Government National Mortgage Association, 3.000% - 7.000%, due 07/15/27 - 03/20/46 and U.S. Treasury Securities, 0.000% - 8.125%, due 12/08/16 - 05/15/46, with a value of $306,112.	300,000
500,000	Societe Generale S.A., 0.370%, dated 08/31/16, due 09/01/16, repurchase price $500,005, collateralized by U.S. Treasury Securities, 0.000% - 9.125%, due 11/03/16 - 08/15/44, with a value of $510,000.	500,000
1,000,000	Societe Generale S.A., 0.420%, dated 08/31/16, due 09/14/16, repurchase price $1,000,163, collateralized by U.S. Treasury Securities, 0.000% - 5.500%, due 09/15/16 - 02/15/45, with a value of $1,020,000.	1,000,000
500,000	Wells Fargo Bank N.A., 0.420%, dated 08/31/16, due 11/10/16, repurchase price $500,414, collateralized by Federal Home Loan Mortgage Corporation, 2.500% - 3.500%, due 04/01/30 - 10/01/45, with a value of $510,536.	500,000
250,000	Wells Fargo Securities, LLC, 0.420%, dated 08/31/16, due 09/06/16, repurchase price $250,018, collateralized by U.S. Treasury Securities, 1.500% - 2.500%, due 06/30/17 - 11/30/19, with a value of $255,268.	250,000

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
400,000	Wells Fargo Securities, LLC, 0.450%, dated 08/31/16, due 09/06/16, repurchase price $400,030, collateralized by Federal Home Loan Mortgage Corporation, 3.000% - 3.500%, due 07/01/31 - 07/01/46 and Federal National Mortgage Association, 3.000% - 3.500%, due 08/01/26 - 06/01/46, with a value of $408,459.	400,000

	Total Repurchase Agreements (Cost $61,335,285)	61,335,285

	Total Investments — 100.4% (Cost $109,907,304)*	109,907,304
	Liabilities in Excess of Other Assets — (0.4)%	(432,269)

	NET ASSETS — 100.0%	$109,475,035

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Treasury Obligations — 48.1%
	U.S. Treasury Bills — 13.3% (n)
250,000	0.386%, 11/17/16	249,794
600,000	0.400%, 01/12/17	599,114
250,000	0.401%, 12/22/16	249,688
280,000	0.417%, 02/02/17	279,502
150,000	0.423%, 01/19/17	149,754
250,000	0.432%, 12/08/16	249,707
100,000	0.446%, 09/22/16	99,974
252,613	0.479%, 09/01/16	252,613
250,000	0.508%, 09/15/16	249,951
250,000	0.451%, 02/23/17	249,453

		2,629,550

	U.S. Treasury Notes — 34.8%
75,000	0.375%, 10/31/16	74,993
75,000	0.500%, 09/30/16	74,999
250,000	0.625%, 11/15/16	249,998
325,515	0.625%, 12/15/16	325,659
350,000	0.625%, 12/31/16	350,138
297,000	0.625%, 05/31/17	297,094
150,000	0.750%, 03/15/17	150,195
567,000	0.875%, 11/30/16	567,651
200,000	0.875%, 12/31/16	200,280
300,000	0.875%, 04/30/17	300,710
250,000	1.000%, 09/30/16	250,101
200,000	1.000%, 10/31/16	200,191
75,000	2.500%, 06/30/17	76,180
200,000	2.750%, 11/30/16	201,163
350,000	3.125%, 01/31/17	353,888
100,000	4.625%, 11/15/16	100,860
225,000	VAR 0.388%, 09/01/16	224,979
650,000	VAR 0.409%, 09/01/16	649,767
563,000	VAR 0.412%, 09/01/16	562,860
54,000	VAR 0.419%, 09/01/16	54,003
550,000	VAR 0.503%, 09/01/16	550,042
650,000	VAR 0.525%, 09/01/16	649,986
387,000	VAR 0.607%, 09/01/16	387,239

		6,852,976

	Total U.S. Treasury Obligations (Cost $9,482,526)	9,482,526

Repurchase Agreements — 52.7%
500,000	Deutsche Bank Securities, Inc., 0.350%, dated 08/31/16, due 09/02/16, repurchase price $500,010, collateralized by U.S. Treasury Securities, 1.250% - 2.000%, due 11/30/19 - 08/31/21, with a value of $510,000.	500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,250,000	Federal Reserve Bank of New York, 0.250%, dated 08/31/16, due 09/01/16, repurchase price $4,250,030, collateralized by U.S. Treasury Securities, 1.500% - 3.375%, due 11/15/19 - 02/15/43, with a value of $4,250,030.	4,250,000
100,000	HSBC Securities USA, Inc., 0.290%, dated 08/31/16, due 09/01/16, repurchase price $100,001, collateralized by U.S. Treasury Securities, 1.125%, due 02/28/21, with a value of $102,000.	100,000
250,000	JPMorgan Securities LLC, 0.330%, dated 08/31/16, due 09/01/16, repurchase price $250,002, collateralized by U.S. Treasury Securities, 1.625% - 5.250%, due 12/31/22 - 11/15/28, with a value of $255,005.	250,000
1,800,000	Nomura Securities International, Inc., 0.350%, dated 08/31/16, due 09/01/16, repurchase price $1,800,018, collateralized by U.S. Treasury Securities, 0.000% - 8.875%, due 09/15/16 - 05/15/46, with a value of $1,836,018.	1,800,000
500,000	RBC Capital Markets LLC, 0.320%, dated 08/31/16, due 09/07/16, repurchase price $500,031, collateralized by U.S. Treasury Securities, 0.000% - 8.875%, due 09/15/16 - 02/15/46, with a value of $510,000.	500,000
1,000,000	Royal Bank of Scotland Group plc, 0.320%, dated 08/31/16, due 09/01/16, repurchase price $1,000,009, collateralized by U.S. Treasury Securities, 1.000% - 3.375%, due 03/15/18 - 07/31/22, with a value of $1,020,002.	1,000,000
500,000	Societe Generale S.A., 0.320%, dated 08/31/16, due 09/06/16, repurchase price $500,027, collateralized by U.S. Treasury Securities, 0.000% - 2.875%, due 09/15/16 - 08/15/45, with a value of $510,000.	500,000
350,000	Societe Generale S.A., 0.400%, dated 08/31/16, due 09/12/16, repurchase price $350,047, collateralized by U.S. Treasury Securities, 0.000% - 9.125%, due 11/30/16 - 08/15/454, with a value of $357,000.	350,000
738,355	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.320%, dated 08/31/16, due 09/01/16, repurchase price $738,362. [3]	738,355

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
400,000	Wells Fargo Securities, LLC, 0.400%, dated 08/31/16, due 09/12/16, repurchase price $400,053, collateralized by U.S. Treasury Securities, 1.500% - 4.625%, due 11/15/16 - 11/15/22, with a value of $408,286.	400,000

	Total Repurchase Agreements (Cost $10,388,355)	10,388,355

	Total Investments — 100.8% (Cost $19,870,881)*	19,870,881
	Liabilities in Excess of Other Assets — (0.8)%	(164,937)

	NET ASSETS — 100.0%	$19,705,944

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Government Agency Securities — 78.9%
	Federal Farm Credit Bank — 9.7%
25,000	DN, 0.481%, 12/02/16 (n)	24,969
74,500	VAR, 0.469%, 09/06/16	74,507
12,500	VAR, 0.510%, 09/01/16	12,485
50,000	VAR, 0.525%, 09/01/16	49,926
25,000	VAR, 0.607%, 09/06/16	24,999
25,000	VAR, 0.624%, 09/26/16	25,000
25,000	VAR, 0.668%, 09/08/16	25,004
40,000	VAR, 0.668%, 09/12/16	39,994

		276,884

	Federal Home Loan Bank — 69.2%
20,000	0.700%, 02/24/17	20,018
26,392	DN, 0.050%, 09/01/16 (n)	26,392
32,775	DN, 0.276%, 09/23/16 (n)	32,769
16,900	DN, 0.292%, 10/19/16 (n)	16,893
15,000	DN, 0.300%, 09/29/16 (n)	14,996
18,700	DN, 0.300%, 10/05/16 (n)	18,695
5,100	DN, 0.300%, 10/06/16 (n)	5,098
129,555	DN, 0.300%, 10/07/16 (n)	129,516
12,100	DN, 0.300%, 10/11/16 (n)	12,096
20,250	DN, 0.300%, 10/14/16 (n)	20,243
100,000	DN, 0.300%, 10/20/16 (n)	99,959
100,000	DN, 0.300%, 10/21/16 (n)	99,958
17,590	DN, 0.300%, 10/24/16 (n)	17,582
100,000	DN, 0.302%, 10/12/16 (n)	99,966
100,000	DN, 0.310%, 10/26/16 (n)	99,953
48,760	DN, 0.320%, 10/28/16 (n)	48,735
73,000	DN, 0.330%, 09/06/16 (n)	72,997
50,000	DN, 0.345%, 11/28/16 (n)	49,958
100,000	DN, 0.375%, 09/30/16 (n)	99,970
116,000	DN, 0.386%, 09/02/16 (n)	115,999
13,000	DN, 0.461%, 02/03/17 (n)	12,974
120,000	DN, 0.466%, 09/07/16 (n)	119,991
120,000	DN, 0.472%, 09/09/16 (n)	119,987
30,000	DN, 0.486%, 01/25/17 (n)	29,941
30,000	DN, 0.511%, 12/07/16 (n)	29,959
113,000	DN, 0.582%, 09/14/16 (n)	112,976
35,000	VAR, 0.527%, 09/21/16	34,979

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — continued
50,000	VAR, 0.544%, 09/28/16	50,000
25,000	VAR, 0.546%, 09/14/16	25,000
50,000	VAR, 0.580%, 09/27/16	50,000
15,000	VAR, 0.597%, 10/21/16	15,000
50,000	VAR, 0.607%, 09/19/16	50,000
40,000	VAR, 0.610%, 09/26/16	40,000
25,000	VAR, 0.631%, 09/11/16	24,999
25,000	VAR, 0.659%, 11/02/16	25,000
50,000	VAR, 0.661%, 09/08/16	49,994
25,000	VAR, 0.662%, 09/07/16	25,021
25,000	VAR, 0.668%, 11/12/16	25,000
35,000	VAR, 0.811%, 11/22/16	35,000

		1,977,614

	Total U.S. Government Agency Securities (Cost $2,254,498)	2,254,498

U.S. Treasury Obligations — 21.0%
	U.S. Treasury Bills — 14.1% (n)
311,285	0.279%, 09/08/16	311,268
92,159	0.298%, 11/25/16	92,094

		403,362

	U.S. Treasury Notes — 6.9%
25,000	0.875%, 12/31/16	25,033
95,000	1.000%, 10/31/16	95,101
25,000	3.125%, 01/31/17	25,275
50,000	4.625%, 11/15/16	50,437

		195,846

	Total U.S. Treasury Obligations (Cost $599,208)	599,208

	Total Investments — 99.9% (Cost $2,853,706)*	2,853,706
	Other Assets in Excess of Liabilities — 0.1%	2,187

	NET ASSETS — 100.0%	$2,855,893

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Treasury Obligations — 106.3%
	U.S. Treasury Bills — 41.7% (n)
1,623,162	0.204%, 09/01/16	1,623,162
1,250,000	0.253%, 09/29/16	1,249,753
1,365,066	0.272%, 09/22/16	1,364,849
1,020,692	0.279%, 09/08/16	1,020,637
2,500,000	0.280%, 09/15/16	2,499,728
56,703	0.316%, 11/25/16	56,661
500,000	0.323%, 10/20/16	499,781
730,000	0.336%, 12/01/16	729,394
450,000	0.401%, 02/02/17	449,229

		9,493,194

	U.S. Treasury Notes — 64.6%
200,000	0.375%, 10/31/16	199,949
360,000	0.500%, 09/30/16	360,041
285,000	0.500%, 11/30/16	285,119
269,000	0.500%, 02/28/17	269,035
121,000	0.625%, 11/15/16	121,078
750,000	0.625%, 12/15/16	750,353
330,000	0.625%, 02/15/17	330,238
124,000	0.875%, 09/15/16	124,022
731,445	0.875%, 11/30/16	732,383
625,000	0.875%, 12/31/16	625,723
100,000	0.875%, 04/30/17	100,235
413,715	1.000%, 09/30/16	413,924
1,175,000	1.000%, 10/31/16	1,176,246

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Notes — continued
500,000	2.750%, 11/30/16	502,840
250,000	3.000%, 09/30/16	250,517
1,507,000	3.125%, 10/31/16	1,513,692
100,000	3.125%, 01/31/17	101,098
120,000	3.125%, 04/30/17	122,027
1,305,000	4.625%, 11/15/16	1,316,368
200,000	4.625%, 02/15/17	203,753
500,000	VAR 0.388%, 09/01/16	499,953
925,000	VAR 0.409%, 09/01/16	924,883
1,011,469	VAR 0.412%, 09/01/16	1,011,356
1,070,000	VAR 0.419%, 09/01/16	1,070,001
875,000	VAR 0.503%, 09/01/16	875,063
300,000	VAR 0.525%, 09/01/16	300,213
539,000	VAR 0.607%, 09/01/16	540,045

		14,720,155

	Total U.S. Treasury Obligations (Cost $24,213,349)	24,213,349

	Total Investments — 106.3% (Cost $24,213,349)*	24,213,349

	Liabilities in Excess of Other Assets — (6.3)%	(1,428,941)

	NET ASSETS — 100.0%	$22,784,408

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 23.4% (n)
	California — 5.1%
	California Statewide Communities Development Authority,
11,000	Series 2008 B, 0.480%, 11/02/16	11,000
47,000	Series 2008 B , 0.480%, 11/03/16	47,000
35,000	Series 2008 B, 0.500%, 12/01/16	35,000
47,000	Series 2008 B, 0.500%, 12/01/16	47,000
45,865	Series 2008 C, 0.640%, 12/08/16	45,865
17,000	Series 2009 B-1, 0.500%, 10/03/16	17,000
13,000	Series 2009 B-1, 0.550%, 11/02/16	13,000
45,000	Series 2009 B-1, 0.550%, 11/03/16	45,000
15,000	Series 2009 B-2, 0.530%, 12/05/16	15,000
22,000	Series 2009 B-2, 0.550%, 12/01/16	22,000
11,000	Series 2009 B-3, 0.550%, 11/02/16	11,000
19,000	Series 2009 B-3, 0.600%, 11/07/16	19,000
45,000	Series 2009 B-4, 0.550%, 11/02/16	45,000
10,000	Series 2009 B-4, 0.600%, 11/07/16	10,000
30,000	Series 2009 D, 0.500%, 10/03/16	30,000
20,000	Series 2009 D, 0.500%, 12/06/16	20,000
27,500	Series B-5, 0.510%, 12/06/16	27,500
10,000	Series B-5, 520%, 09/15/16	10,000
58,750	Series B-5, 0.520%, 12/05/16	58,750
10,000	Series D, 0.500%, 12/01/16	10,000
20,000	Series D, 0.550%, 12/01/16	20,000
20,500	Series D, 0.500%, 12/06/16	20,500
	State of California,
20,000	Series A-2, LOC: Wells Fargo Bank N.A., 0.470%, 10/03/16	20,000
61,490	Series A-2, LOC: Royal Bank of Canada, 0.490%, 11/02/16	61,490
43,000	Series A-2, LOC: Royal Bank of Canada, 0.500%, 10/18/16	43,000
13,300	Series 11A5, LOC: U.S. Bank N.A., 0.520%, 11/02/16	13,300

		717,405

	Florida — 0.4%
31,240	Alachua County Health Facilities Authority, Series 2008 A, LOC: Bank of America N.A., 0.430%, 09/01/16	31,240
18,945	County of Hillsborough, Series A, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.470%, 09/08/16	18,945

		50,185

	Maryland — 0.9%
49,900	Baltimore County, Consolidated Public Improvement Bonds, Series 2011, 0.430%, 09/01/16	49,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maryland — continued
52,000	County of Montgomery, Series 2010 A, LIQ: PNC Bank N.A., 0.510%, 11/01/16	52,000
31,735	Maryland Health & Higher Educational Facilities Authority, Series B, 0.480%, 10/03/16	31,735

		133,635

	Massachusetts — 1.4%
26,000	Massachusetts Port Authority, Series 2012 B, LOC: TD Bank N.A., 0.480%, 10/11/16	26,000
	Massachusetts School Building Authority,
78,750	Series A, LOC: Bank of America N.A., 0.460%, 10/05/16	78,750
26,000	Series A, 0.480%, 11/01/16	26,000
18,000	Massachusetts State Health & Educational Facilities Authority, Series H-2, 0.470%, 09/01/16	18,000
49,000	Massachusetts Water Resources Authority, Series 99, LOC: State Street Bank & Trust, 0.530%, 12/07/16	49,000

		197,750

	Michigan — 1.9%
38,000	Michigan State Building Authority, Series 7, LOC: State Street Bank & Trust, 0.600%, 09/29/16	38,000
	Michigan State Hospital Finance Authority,
39,875	Series 2008 C, 0.460%, 10/03/16	39,875
117,735	Series 2008 C, 0.480%, 10/04/16	117,735
23,220	Michigan State University, Series E, 0.700%, 12/16/16	23,220
45,700	University of Michigan, Series B, 0.460%, 09/01/16	45,700

		264,530

	Minnesota — 3.7%
	City of Jacksonville, Health Care Facilities,
35,000	Series 2015, 0.500%, 11/01/16	35,000
50,000	Series 2015, 0.500%, 11/02/16	50,000
119,400	City of Rochester, Series 2000 B, LIQ: U.S. Bank N.A., 0.500%, 10/13/16	119,400
	City of Rochester, Health Care Facilities, Mayo Clinic,
30,600	Series 2000 A, LIQ: U.S. Bank N.A., 0.470%, 09/15/16	30,600
90,000	Series 2000 A, 0.480%, 09/14/16	90,000
33,000	Series 2008 C, 0.500%, 11/01/16	33,000
17,000	Series 2008 C, 0.520%, 11/15/16	17,000
75,000	Series 2014, 0.420%, 09/01/16	75,000

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — continued
	Minnesota — continued
45,000	Series 2014, 0.580%, 11/08/16	45,000
26,590	University of Minnesota, Series 2005 A, 0.490%, 10/04/16	26,590

		521,590

	Missouri — 1.2%
30,000	Curators of University of Missouri, Series A, 0.500%, 12/07/16	30,000
	Missouri State Health & Educational Facilities Authority,
50,000	Series 2014 B, 0.450%, 09/07/16	50,000
20,000	Series 2014 C, 0.540%, 10/06/16	20,000
25,000	Series 2014 D, 0.540%, 10/06/16	25,000
50,000	Series 2014 E, 0.460%, 09/07/16	50,000

		175,000

	Nevada — 1.1%
150,000	Las Vegas Valley Water District, Series 2004 B, 0.470%, 09/01/16	150,000

	North Carolina — 0.1%
15,000	City of Charlotte, Series 2014, LIQ: Bank of America N.A., 0.580%, 10/04/16	15,000

	Pennsylvania — 0.1%
18,000	University of Pittsburgh-of the Commonwealth System of Higher Education, Series B-2, 0.520%, 11/15/16	18,000

	Tennessee — 1.8%
	Metropolitan Government of Nashville & Davidson County,
42,640	Series A-1, LOC: Mizuho Bank Ltd., 0.500%, 11/02/16	42,640
45,110	Series A-1, LOC: Mizuho Bank Ltd., 0.500%, 11/03/16	45,110
55,685	Series A-1, LOC: Mizuho Bank Ltd., 0.510%, 10/17/16	55,685
	Metropolitan Government of Nashville & Davidson County, Water & Sewer,
25,000	Series A, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.510%, 09/06/16	25,000
25,000	Series A, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.510%, 09/20/16	25,000
57,500	Series A, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.530%, 10/17/16	57,500

		250,935

	Texas — 4.4%
55,000	City of Garland, Series 2014, LOC: Wells Fargo Bank N.A., 0.500%, 10/06/16	55,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — continued
88,255	City of San Antonio, Water System, Series B, LOC: Wells Fargo Bank N.A., 0.480%, 09/01/16	88,255
21,960	Texas Public Finance Authority, Series 2003, 0.670%, 09/15/16	21,960
	University of Texas System,
24,774	Series A, 0.430%, 09/01/16	24,774
25,000	Series A, 0.440%, 09/01/16	25,000
21,000	Series A, 0.440%, 09/07/16	21,000
49,000	Series A, 0.450%, 09/08/16	49,000
21,000	Series A, 0.450%, 09/16/16	21,000
25,000	Series A, 0.450%, 10/05/16	25,000
25,000	Series A, 0.460%, 09/02/16	25,000
25,000	Series A, 0.460%, 09/07/16	25,000
25,000	Series A, 0.460%, 09/08/16	25,000
21,292	Series A, 0.470%, 09/20/16	21,292
25,000	Series A, 0.490%, 10/03/16	25,000
25,000	Series A, 0.500%, 11/01/16	25,000
25,000	Series A, 0.500%, 11/02/16	25,000
50,000	Series A, 0.500%, 11/08/16	50,000
25,000	Series A, 0.520%, 12/01/16	25,000
25,000	Series A, 0.590%, 01/04/17	25,000
25,000	Series A, 0.600%, 01/12/17	25,000

		627,281

	Washington — 0.2%
35,000	University of Washington, Series A, 0.460%, 10/12/16	35,000

	Wisconsin — 1.1%
	State of Wisconsin,
29,415	Series 2005 A, 0.440%, 09/01/16	29,415
16,714	Series 2013 A, 0.500%, 09/16/16	16,714
	Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Inc.,
52,850	LOC: Bank of America N.A., 0.440%, 09/01/16	52,850
49,840	LOC: Bank of America N.A., 0.530%, 11/02/16	49,840

		148,819

	Total Commercial Paper (Cost $3,305,130)	3,305,130

Municipal Bonds — 70.1%
	Alabama — 0.2%
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.640%, 09/07/16	15,000
775	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 0.580%, 09/01/16	775

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Alabama — continued
	The Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project,
8,335	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.630%, 09/07/16 (e)	8,335
10,450	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.630%, 09/07/16 (e)	10,450

		34,560

	Alaska — 0.9%
12,300	Alaska Housing Finance Corp., Governmental Purpose, University of Alaska, Series A, Rev., VRDO, 0.620%, 09/07/16	12,300
50,880	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., VRDO, 0.580%, 09/07/16	50,880
	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project,
37,120	Series B, Rev., VRDO, 0.580%, 09/01/16	37,120
11,030	Series C, Rev., VRDO, 0.580%, 09/01/16	11,030
23,500	State of Alaska, International Airports Revenue, Series A, Rev., VRDO, LOC: State Street Bank & Trust, 0.630%, 09/07/16	23,500

		134,830

	Arizona — 0.8%
	Arizona Health Facilities Authority, Banner Health,
18,195	Series 2008G, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.640%, 09/07/16	18,195
15,000	Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.640%, 09/07/16	15,000
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.580%, 09/07/16 (e)	15,600
2,000	Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, FHLMC COLL, LIQ: FHLMC, 0.650%, 09/07/16	2,000
37,440	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.620%, 09/07/16	37,440
21,835	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series 2014-B, Rev., VRDO, 0.550%, 09/01/16	21,835

		110,070

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — 3.6%
28,780	ABAG Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank N.A., 0.600%, 09/07/16	28,780
1,664	California Educational Facilities Authority, Series 3144, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.590%, 09/07/16 (e)	1,665
	California Health Facilities Financing Authority, Adventist Health System,
2,400	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.560%, 09/07/16	2,400
3,500	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.560%, 09/07/16	3,500
25,560	California Health Facilities Financing Authority, Catholic Healthcare West Loan Program, Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.610%, 09/07/16	25,560
30,000	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.620%, 09/07/16	30,000
1,220	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.630%, 09/07/16	1,220
2,870	California Municipal Finance Authority, La Sierra University, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.610%, 09/07/16	2,870
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.610%, 09/07/16	3,650
8,700	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.640%, 09/07/16	8,700
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.610%, 09/07/16	1,400
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.620%, 09/07/16	900
8,800	City of Whittier, Health Facilities, Presbyterian Intercommunity, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.600%, 09/07/16	8,800
26,860	El Dorado Irrigation District, COP, VRDO, LOC: Citibank N.A., 0.600%, 09/07/16	26,860
1,500	Irvine Ranch Water District, Nos. 105, 140, 240 & 250, CONS, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.610%, 09/07/16	1,500

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	California — continued
31,745	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series 2014 B, VRDO, LOC: Sumitomo Mitsui Banking, 0.610%, 09/07/16	31,745
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.580%, 09/07/16 (e)	10,800
11,820	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.580%, 09/07/16 (e)	11,820
25,000	Los Angeles Department of Water & Power, Power System, Series B, Subseries B-2, Rev., VRDO, 0.600%, 09/07/16	25,000
9,200	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.550%, 09/07/16	9,200
	Metropolitan Water District of Southern California,
11,500	Series A-1, Rev., VRDO, 0.550%, 09/07/16	11,500
26,050	Series A-2, Rev., VRDO, 0.550%, 09/07/16	26,050
34,850	Regents of the University of California, Series AL-4, Rev., VRDO, 0.550%, 09/07/16	34,850
5,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, 0.580%, 09/07/16 (e)	5,000
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.580%, 09/07/16 (e)	18,000
4,775	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.620%, 09/07/16	4,775
6,140	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Notre Dame Apartments, Series G, Rev., VRDO, LOC: Citibank N.A., 0.610%, 09/07/16	6,140
38,970	Southern California Public Power Authority, Magnolia Power Project A, Series 2009-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.600%, 09/07/16	38,970
24,100	State of California, Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.640%, 09/07/16	24,100
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.580%, 09/07/16	33,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
	Tender Option Bond Trust Receipts /CTFS Various State,
8,230	Series 2015-XM0075, Rev., VRDO, LIQ: Bank of America N.A., 0.590%, 09/07/16 (e)	8,230
12,665	Series 2016-XM0230, Rev., VRDO, LIQ: Bank of America N.A., 0.560%, 09/07/16 (e)	12,665
55,260	Series 2016-XF0431, GO, VRDO, LIQ: Bank of America N.A., 0.560%, 09/07/16 (e)	55,260

		514,910

	Colorado — 2.5%
45,570	City of Colorado Springs, Systems Improvement, Series A, Rev., VRDO, 0.550%, 09/07/16	45,570
22,210	City of Colorado Springs, Utilities Revenue System, Sub Lien, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.610%, 09/07/16	22,210
	City of Colorado Springs, Utilities System Improvement,
43,765	Series A, Rev., VRDO, 0.550%, 09/07/16	43,765
10,800	Series A, Rev., VRDO, 0.600%, 09/07/16	10,800
20,000	City of Colorado Springs, Utilities System, Sub Lien, Series A, Rev., VRDO, 0.610%, 09/07/16	20,000
57,410	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.620%, 09/07/16	57,410
11,100	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.560%, 09/07/16	11,100
745	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Rev., VRDO, FHLB, 0.620%, 09/07/16	745
	Colorado Housing & Finance Authority, Single Family Mortgage,
49,825	Series B-2, Rev., VRDO, AMT, 0.620%, 09/07/16	49,825
40,645	Series B-3, Rev., VRDO, AMT, FHLB, 0.620%, 09/07/16	40,645
15,010	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.600%, 09/07/16	15,010
35,075	Moffat County, PCR, Tri-State Generation and Transmission Association, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.580%, 09/07/16	35,075

		352,155

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Connecticut — 0.3%
10,000	Connecticut State Health & Educational Facility Authority, Rev., VRDO, 0.570%, 09/07/16	10,000
35,000	State of Connecticut, GO, VRDO, 0.610%, 09/07/16	35,000

		45,000

	Delaware — 0.1%
8,525	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.580%, 09/07/16	8,525
200	University of Delaware, Series B, Rev., VRDO, 0.640%, 09/01/16	200

		8,725

	District of Columbia — 0.5%
1,660	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.650%, 09/07/16	1,660
28,725	District of Columbia, Georgetown University, Series 2007 C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.580%, 09/07/16	28,725
1,848	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.810%, 09/07/16	1,848
18,315	Metropolitan Washington Airports Authority, Subseries D-2, Rev., VRDO, LOC: TD Bank N.A., 0.600%, 09/07/16	18,315
22,675	Metropolitan Washington Airports Authority, Airport System, Series D, Subseries D2, Rev., VRDO, LOC: TD Bank N.A., 0.600%, 09/01/16	22,675

		73,223

	Florida — 2.2%
20,495	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., 0.560%, 09/07/16 (e)	20,495
18,765	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.570%, 09/07/16	18,765
1,300	Florida Housing Finance Corp., Multi-Family Mortgage, Tuscany Lake Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.640%, 09/07/16	1,300
300	Gainesville Utility Systems, Series A, Rev., VRDO, 0.610%, 09/01/16	300
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
48,000	Series I-2, Rev., VRDO, 0.560%, 09/07/16	48,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — continued
15,100	Series I-3, Rev., VRDO, 0.550%, 09/07/16	15,100
18,300	Series I-4, Rev., VRDO, 0.560%, 09/07/16	18,300
7,140	Highlands County Health Facilities Authority, Hospital, Adventist Health Systems, Series A, Rev., VRDO, 0.560%, 09/07/16	7,140
	JEA, Electric System,
21,500	Series B-2, Rev., VRDO, 0.610%, 09/07/16	21,500
27,600	Series B-3, Rev., VRDO, 0.610%, 09/07/16	27,600
200	JEA, Water and Sewer Systems, Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.600%, 09/07/16	200
	Orange County Health Facilities Authority, The Nemours Foundation Project,
3,575	Series 2009C-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.580%, 09/07/16	3,575
18,185	Series 2009C-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.580%, 09/07/16	18,185
28,820	Series B, Rev., VRDO, LOC: Northern Trust Co., 0.590%, 09/07/16	28,820
21,420	Orange County School Board, Certificates of Participation, Series 2008C, COP, VRDO, LOC: Bank of America N.A., 0.620%, 09/07/16	21,420
22,285	Orange County Tourist Development Tax, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.580%, 09/07/16 (e)	22,285
	Tender Option Bond Trust Receipts/CTFS Various State,
14,900	Series 2015-XF0251, Rev., VRDO, LIQ: Bank of America N.A., 0.580%, 09/07/16 (e)	14,900
16,575	Series 2016-XG0002, Rev., VRDO, LIQ: Bank of America N.A., 0.580%, 09/07/16 (e)	16,575

		304,460

	Georgia — 2.1%
47,400	Burke County Development Authorities, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series 2010A, Rev., VRDO, LOC: Bank of America N.A., 0.640%, 09/07/16	47,400
10,735	DeKalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.660%, 09/07/16	10,735
110,790	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project, Rev., VRDO, 0.670%, 09/07/16	110,790

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Georgia — continued
47,550	Georgia Municipal Electric Authority, Project One, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.570%, 09/07/16	47,550
2,770	Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.770%, 09/07/16	2,770
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.580%, 09/07/16	5,940
	Private Colleges & Universities Authority, Emory University,
500	Series B-1, Rev., VRDO, 0.570%, 09/07/16	500
43,295	Series C-1, Rev., VRDO, 0.610%, 09/07/16	43,295
22,000	Series C-5, Rev., VRDO, 0.610%, 09/07/16	22,000

		290,980

	Idaho — 0.1%
8,700	Coeur d’Alene Tribe, Rev., VRDO, LOC: Bank of America N.A., 0.630%, 09/07/16	8,700
6,875	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.550%, 09/07/16	6,875

		15,575

	Illinois — 4.6%
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.590%, 09/07/16	4,300
24,715	County of Cook, Illinois, Catholic Theological Union Project, Series 2005, Rev., VRDO, LOC: U.S. Bank N.A., 0.610%, 09/07/16	24,715
10,200	County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.660%, 09/07/16	10,200
1,140	County of Lake, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.650%, 09/07/16	1,140
15,555	County of Will, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.600%, 09/01/16	15,555
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, FNMA, LIQ: FHLMC, 0.650%, 09/07/16	10,000
13,000	Illinois Development Finance Authority, Village of Oak Park Residence Corporation Project, Series 2001, Rev., VRDO, LOC: PNC Bank N.A., 0.590%, 09/07/16	13,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — continued
6,200	Illinois Educational Facilities Authority, Adler Planetarium, Series 1997, Rev., VRDO, LOC: PNC Bank N.A., 0.600%, 09/07/16	6,200
49,230	Illinois Finance Authority, Advocate Healthcare Network, Series C-2A, Rev., VRDO, 0.570%, 09/07/16	49,230
12,790	Illinois Finance Authority, Bradley University, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.580%, 09/07/16	12,790
65,865	Illinois Finance Authority, Chicago Symphony Orchestra, Rev., VRDO, LOC: PNC Bank N.A., 0.580%, 09/07/16	65,865
21,250	Illinois Finance Authority, Edward Hospital Obligated Group, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.650%, 09/07/16	21,250
	Illinois Finance Authority, Healthcare System,
22,970	Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.520%, 09/07/16	22,970
20,750	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.640%, 09/07/16	20,750
31,535	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-4, Rev., VRDO, 0.560%, 09/07/16	31,535
	Illinois Finance Authority, University of Chicago,
75,620	Series 2008, Rev., VRDO, 0.590%, 09/07/16	75,620
22,134	Series B, Rev., VRDO, 0.580%, 09/07/16	22,134
39,495	Series C, Rev., VRDO, 0.580%, 09/07/16	39,495
2,600	Illinois Finance Authority, University of Chicago Medical Center, Series E-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.600%, 09/01/16	2,600
6,700	Illinois Housing Development Authority, Homeowner Mortgage, Series C-3, Rev., VRDO, AMT, 0.680%, 09/07/16	6,700
	Illinois State Toll Highway Authority, Toll Highway,
50,000	Series A-1B, Rev., VRDO, 0.630%, 09/07/16	50,000
30,000	Series A-1B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.640%, 09/07/16	30,000
51,900	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.610%, 09/07/16	51,900
21,300	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.660%, 09/07/16	21,300

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Illinois — continued
17,705	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.730%, 09/07/16 (e)	17,705
6,530	Regional Transportation Authority, Series SGC-55, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.580%, 09/07/16 (e)	6,530
13,635	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-XF0435, Rev., VRDO, LIQ: Bank of America N.A., 0.560%, 09/07/16 (e)	13,635

		647,119

	Indiana — 2.5%
9,600	City of Madison, Economic Development, Arvin Sango, Inc. Project, Series 1987, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.630%, 09/07/16	9,600
9,100	City of Rockport, PCR, AEP Generating Co. Project, Series A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.630%, 09/07/16	9,100
25,425	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., 0.560%, 09/07/16 (e)	25,425
19,610	Indiana Health & Educational Facility Financing Authority, Community Hospital of Lagrange County, Inc. Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.580%, 09/07/16	19,610
	Indiana Health Facility Financing Authority, Ascension Health,
29,400	Series A-2, Rev., VRDO, 0.620%, 09/07/16	29,400
57,810	Series E-6, Rev., VRDO, 0.640%, 09/07/16	57,810
7,900	Indiana Health Facility Financing Authority, Community Hospital Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.620%, 09/07/16	7,900
35,275	Indiana State Finance Authority, Ascension Health Senior Credit Group, Series E-8, Rev., VRDO, 0.620%, 09/07/16	35,275
33,425	Indiana State Finance Authority, Lease Appropriation, Stadium Project, Series A-2, Rev., VRDO, 0.580%, 09/07/16	33,425
36,000	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.580%, 09/07/16	36,000
74,585	Indiana State Finance Authority, Parkview Health System, Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.600%, 09/07/16	74,585

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Indiana — continued
18,600	Indiana State Finance Authority, University Health, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.570%, 09/07/16	18,600

		356,730

	Iowa — 0.6%
7,570	Iowa Finance Authority, Midwest Disaster Area, Chrisbro III, Inc. Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.600%, 09/07/16	7,570
80,800	Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Company Project, Rev., VRDO, 0.620%, 09/07/16	80,800

		88,370

	Kansas — 0.3%
28,915	Kansas State Department of Transportation, Highway, Series C-2, Rev., VRDO, 0.600%, 09/07/16	28,915
19,720	Olathe Health Facilities, Olathe Medical Center, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.580%, 09/01/16	19,720

		48,635

	Kentucky — 0.5%
33,200	County of Carroll, Environmental Facilities, Kentucky Utilities Co. Project, Series A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.650%, 09/07/16	33,200
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.620%, 09/07/16	10,100
32,000	County of Louisville & Jefferson, Metropolitan Government Norton Healthcare, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.600%, 09/07/16	32,000

		75,300

	Louisiana — 0.7%
31,600	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.570%, 09/01/16	31,600
17,335	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., 0.570%, 09/07/16	17,335
39,300	Louisiana Public Facilities Authority, Dynamic Fuels LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.600%, 09/01/16 (p)	39,300
7,240	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.580%, 09/07/16 (e)	7,240

		95,475

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Maryland — 1.0%
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 0.630%, 09/07/16	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 09/07/16	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.660%, 09/07/16	11,700
22,360	Maryland Economic Development Corp., Multi-Modal, Howard Hughes Medical Institute Project, Series B, Rev., VRDO, 0.620%, 09/07/16	22,360
26,100	Maryland Health & Higher Education Facilities Authority, Pooled Loan Program, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.650%, 09/07/16	26,100
6,300	Maryland Health & Higher Educational Facilities Authority, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.590%, 09/07/16	6,300
16,100	Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Series A, Rev., VRDO, 0.580%, 09/07/16	16,100
4,279	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.650%, 09/07/16	4,279
1,100	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.580%, 09/01/16	1,100
30,415	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.580%, 09/07/16	30,415
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.660%, 09/07/16	2,000

		141,954

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Massachusetts — 1.9%
40,000	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A, GO, VRDO, 0.600%, 09/07/16	40,000
500	Massachusetts Development Finance Agency, Partners HealthCare System, Series K-1, Rev., VRDO, 0.620%, 09/07/16	500
	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System,
32,000	Series F3, Rev., VRDO, LOC: TD Bank N.A., 0.560%, 09/07/16	32,000
29,700	Series I-2, Rev., VRDO, 0.560%, 09/07/16	29,700
43,625	Massachusetts State Department of Transportation, Commonwealth Contract Assistance Secured, Series A-1, Rev., VRDO, 0.590%, 09/07/16	43,625
2,300	Massachusetts State Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.760%, 09/07/16	2,300
24,200	Massachusetts State Health & Educational Facilities Authority, Amherst College, Series J-1, Rev., VRDO, 0.610%, 09/07/16	24,200
5,930	Massachusetts State Health & Educational Facilities Authority, Baystate Medical Center, Series G, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.560%, 09/01/16	5,930
	Massachusetts State Health & Educational Facilities Authority, Capital Asset Program,
22,975	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.660%, 09/07/16	22,975
2,300	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.660%, 09/07/16	2,300
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.610%, 09/07/16	22,000
41,170	University of Massachusetts, Building Authority, Series 1, Rev., VRDO, 0.570%, 09/07/16	41,170

		266,700

	Michigan — 0.6%
34,140	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.620%, 09/07/16	34,140
20,000	Michigan Finance Authority, Hospital Project & Refunding, Ascension Senior Credit Group, Series 2016 E-2, Rev., VRDO, 0.620%, 09/07/16	20,000
15,380	Regents of the University of Michigan, Series 2012 A, Rev., VRDO, 0.600%, 09/07/16	15,380

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Michigan — continued
11,580	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-XF0394, Rev., VRDO, LIQ: Bank of America N.A., 0.600%, 09/07/16 (e)	11,580

		81,100

	Minnesota — 2.0%
	City of Rochester, Health Care Facilities, Mayo Clinic,
62,950	Series A, Rev., VRDO, 0.560%, 09/07/16	62,950
22,000	Series B, Rev., VRDO, 0.560%, 09/07/16	22,000
7,000	County of Hennepin, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.570%, 09/07/16	7,000
29,960	Eclipse Funding Trust, LOC: U.S. Bank NA, 0.560%, 09/07/16	29,960
	Eclipse Funding Trust, Solar Eclipse, Various States,
30,515	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., 0.570%, 09/07/16 (e)	30,515
17,785	Series 2007-0059, Rev., VRDO, LIQ: U.S. Bank N.A., 0.580%, 09/01/16 (e)	17,785
8,200	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.620%, 09/07/16	8,200
37,570	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System, Series C-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.570%, 09/07/16	37,570
43,700	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System,, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.580%, 09/07/16	43,700
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LOC: Royal Bank of Canada, 0.600%, 09/01/16 (e)	24,990

		284,670

	Mississippi — 1.3%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project,
17,090	Series A, Rev., VRDO, 0.580%, 09/01/16	17,090
8,370	Series A, Rev., VRDO, 0.600%, 09/01/16	8,370
10,700	Series B, Rev., VRDO, 0.620%, 09/01/16	10,700
12,835	Series C, Rev., VRDO, 0.600%, 09/01/16	12,835

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Mississippi — continued
20,000	Series E, Rev., VRDO, 0.570%, 09/01/16	20,000
325	Series F, Rev., VRDO, 0.620%, 09/01/16	325
10,125	Series F, Rev., VRDO, 0.610%, 09/07/16	10,125
25,800	Series G, Rev., VRDO, 0.600%, 09/01/16	25,800
17,500	Series G, Rev., VRDO, 0.620%, 09/01/16	17,500
36,205	Series I, Rev., VRDO, 0.600%, 09/01/16	36,205
11,200	Mississippi Development Bank, Jackson Industrial Water System Project, Rev., VRDO, 0.600%, 09/01/16	11,200
10,430	Mississippi Hospital Equipment & Facilities Authority, Rev., VRDO, 0.640%, 09/07/16	10,430

		180,580

	Missouri — 2.1%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.620%, 09/07/16	59,075
725	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.820%, 09/07/16	725
32,700	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.610%, 09/01/16	32,700
	Missouri State Health & Educational Facilities Authority,
36,445	Series 2000, Rev., VRDO, LOC: Bank of America N.A., 0.640%, 09/07/16	36,445
3,800	Series C, Rev., VRDO, 0.560%, 09/01/16	3,800
400	Series D, Rev., VRDO, 0.600%, 09/01/16	400
59,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series D, Rev., VRDO, 0.570%, 09/07/16	59,000
2,500	Missouri State Health & Educational Facilities Authority, Educational Facilities, Washington University, Series C, Rev., VRDO, 0.600%, 09/01/16	2,500
48,725	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.570%, 09/07/16	48,725
1,670	Missouri State Health & Educational Facilities Authority, Saint Louis University, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.600%, 09/01/16	1,670
50,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series F, Rev., VRDO, 0.570%, 09/07/16	50,000

		295,040

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Nebraska — 0.2%
29,295	County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center, Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.590%, 09/07/16	29,295

	Nevada — 1.4%
29,335	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.630%, 09/07/16	29,335
	Clark County, Nevada Airport System, Sub Lien,
50,055	Series 2011 B-1, Rev., VRDO, AMT, LOC: Citibank N.A., 0.610%, 09/07/16	50,055
6,965	Series 2011 B-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.630%, 09/07/16	6,965
39,060	Series D-3, Rev., VRDO, LOC: Bank of America N.A., 0.600%, 09/07/16	39,060
28,735	County of Clark, Airport, Series A, GO, VRDO, AMT, 0.610%, 09/07/16	28,735
	Nevada Housing Division, Multi-Unit Housing,
8,550	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.630%, 09/07/16	8,550
13,900	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.710%, 09/07/16	13,900
2,815	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.630%, 09/07/16	2,815
3,360	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.630%, 09/07/16	3,360
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.630%, 09/07/16	12,710

		195,485

	New Jersey — 0.1%
11,460	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series I, Rev., VRDO, AMT, 0.630%, 09/07/16	11,460

	New Mexico — 0.5%
22,275	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.590%, 09/07/16	22,275
	University of New Mexico, Subordinate Lien System,
27,755	Series 2001, Rev., VRDO, 0.610%, 09/07/16	27,755
16,650	Series B, Rev., VRDO, 0.610%, 09/07/16	16,650

		66,680

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — 19.1%
1,500	City of New York, Fiscal Year 1994, Subseries H-3, GO, VRDO, AGM, 0.590%, 09/01/16	1,500
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.650%, 09/07/16	17,850
8,330	Subseries H-1, GO, VRDO, LOC: Bank of New York Mellon, 0.590%, 09/01/16	8,330
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.590%, 09/01/16	1,325
	City of New York, Fiscal Year 2006,
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.600%, 09/07/16	22,770
34,100	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.600%, 09/07/16	34,100
36,400	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.570%, 09/07/16	36,400
34,200	Series F, Subseries F-4B, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.600%, 09/07/16	34,200
25,800	Series I, Subseries I-5, GO, VRDO, LOC: Bank of New York Mellon, 0.590%, 09/01/16	25,800
	City of New York, Fiscal Year 2008,
37,700	Series D, Subseries D-4, GO, VRDO, 0.580%, 09/07/16	37,700
61,735	Series J, Subseries J-10, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.590%, 09/07/16	61,735
4,000	Series L, Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.580%, 09/01/16	4,000
	City of New York, Fiscal Year 2012,
3,830	Series A, Subseries A-5, GO, VRDO, LOC: Royal Bank of Canada, 0.580%, 09/01/16	3,830
2,800	Series D, Subseries D-3B, GO, VRDO, LOC: Royal Bank of Canada, 0.580%, 09/01/16	2,800
12,750	City of New York, Fiscal Year 2013, Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.570%, 09/07/16	12,750
	City of New York, Fiscal Year 2014,
16,050	Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank N.A., 0.600%, 09/01/16	16,050
10,550	Subseries D-4, GO, VRDO, LOC: TD Bank N.A., 0.580%, 09/01/16	10,550

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — continued
3,450	City of New York, Fiscal Year 2015, Series F, Subseries F-7, GO, VRDO, LOC: Royal Bank of Canada, 0.580%, 09/01/16	3,450
	Metropolitan Transportation Authority,
15,900	Series E-5, Rev., VRDO, LOC: U.S. Bank N.A., 0.580%, 09/01/16	15,900
18,000	Subseries E-3, Rev., VRDO, LOC: Citibank N.A., 0.610%, 09/07/16	18,000
10,000	Subseries G-2, Rev., VRDO, LOC: TD Bank N.A., 0.570%, 09/07/16	10,000
	Metropolitan Transportation Authority, Dedicated Tax Fund,
48,185	Series A1A, Rev., 5.000%, 03/01/17	49,243
41,310	Series A1B, Rev., 2.000%, 03/01/17	41,604
10,000	Series A1C, Rev., 2.000%, 03/01/17	10,071
98,250	Series A1D, Rev., 2.000%, 03/01/17	98,948
500	Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.580%, 09/01/16	500
20,000	Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.570%, 09/07/16	20,000
20,000	Metropolitan Transportation Authority, Transportation, Series 2012E, Subseries 2005E-3, Rev., VRDO, LOC: Bank of Montreal, 0.580%, 09/07/16	20,000
19,350	Nassau County Interim Finance Authority, A Public Benefit Corp., of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.610%, 09/07/16	19,350
	Nassau Health Care Corp.,
10,480	Subseries B-1, Rev., VRDO, LOC: TD Bank N.A., 0.590%, 09/07/16	10,480
14,750	Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.600%, 09/07/16	14,750
124,300	Nassau Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, 0.620%, 09/07/16	124,300
8,750	New York City Health & Hospital Corp., Health System, Series B, Rev., VRDO, LOC:TD BANK NA, 0.640%, 09/07/16	8,750
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.660%, 09/07/16	4,760
25,000	New York City Housing Development Corp., Multi-Family Mortgage, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.590%, 09/07/16	25,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.640%, 09/07/16	2,800
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.670%, 09/07/16	7,255
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.660%, 09/07/16	13,600
44,900	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.640%, 09/07/16	44,900
47,800	New York City Housing Development Corp., Multi-Family Rental Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.640%, 09/07/16	47,800
10,630	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.680%, 09/07/16	10,630
45,000	New York City Industrial Development Agency, 123 Washington LLC Project, Series 2007, Rev., VRDO, LOC: Bank of China, 0.640%, 09/01/16	45,000
	New York City Municipal Water Finance Authority, Water & Sewer System,
44,100	Series B, Subseries B-3, Rev., VRDO, 0.580%, 09/01/16	44,100
45,100	Subseries F1A, Rev., VRDO, 0.560%, 09/07/16	45,100
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
64,400	Rev., VRDO, 0.600%, 09/07/16	64,400
23,805	Series B, Subseries B-4, Rev., VRDO, 0.600%, 09/07/16	23,805
120	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.580%, 09/01/16	120
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008,
29,350	Series BB, Subseries BB-1, Rev., VRDO, 0.550%, 09/07/16	29,350

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — continued
13,000	Subseries BB-4, Rev., VRDO, 0.600%, 09/07/16	13,000
37,420	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.620%, 09/01/16	37,420
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
66,125	Series DD, Subseries DD-1, Rev., VRDO, 0.580%, 09/01/16	66,125
4,070	Series DD, Subseries DD-3A, Rev., VRDO, 0.580%, 09/01/16	4,070
4,885	Subseries DD-3B, Rev., VRDO, 0.580%, 09/01/16	4,885
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013,
15,400	Series AA, Subseries AA-1, Rev., VRDO, 0.600%, 09/01/16	15,400
37,700	Series AA, Subseries AA-2, Rev., VRDO, 0.550%, 09/07/16	37,700
46,900	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-3, Rev., VRDO, 0.580%, 09/01/16	46,900
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
25,600	Subseries BB-1, Rev., VRDO, 0.580%, 09/01/16	25,600
19,485	Subseries BB-4, Rev., VRDO, 0.580%, 09/01/16	19,485
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2016,
25,000	Series AA-2, Rev., VRDO, 0.580%, 09/01/16	25,000
48,800	Series AA-2, Rev., VRDO, 0.600%, 09/01/16	48,800
11,055	New York City Transitional Finance Authority, Series 1, Subseries 1D, Rev., VRDO, 0.620%, 09/01/16	11,055
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.590%, 09/07/16	48,260

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Landesbank Hessen-Thuringen, 0.590%, 09/07/16	36,060
66,200	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A, Subseries A-1, Rev., VRDO, 0.650%, 09/07/16	66,200
52,770	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 0.600%, 09/01/16	52,770
9,175	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.580%, 09/01/16	9,175
17,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-5, Rev., VRDO, 0.580%, 09/01/16	17,000
	New York City Transitional Finance Authority, New York City Recovery,
2,360	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.660%, 09/07/16	2,360
14,865	Series 2, Subseries 2F, Rev., VRDO, LIQ: Sumitomo Mitsui Banking, 0.650%, 09/01/16	14,865
19,925	Series 3, Subseries 3-G, Rev., VRDO, 0.630%, 09/07/16	19,925
24,700	New York City, Fiscal Year 2008, Subseries D-3, GO, VRDO, LIQ: Credit Agricole Corporate and Investment Bank, 0.580%, 09/07/16	24,700
3,160	New York Liberty Development Corp., Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.600%, 09/07/16 (e)	3,160
7,400	New York State Dormitory Authority, Series ROCS-RR II R-14018, Rev., VRDO, LIQ: Citibank N.A., 0.580%, 09/07/16 (e)	7,400
45,600	New York State Dormitory Authority, City University System, CONS Fifth General Resolution, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.570%, 09/07/16	45,600
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.650%, 09/07/16	69,525
500	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.590%, 09/07/16 (e)	500
23,585	New York State Dormitory Authority, St. John’s University, Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.600%, 09/07/16	23,585

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — continued
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
12,700	Series 2004C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.620%, 09/07/16	12,700
19,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.620%, 09/07/16	19,920
1,800	New York State Housing Finance Agency, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.680%, 09/07/16	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 09/07/16	2,755
8,000	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.600%, 09/07/16	8,000
33,095	New York State Housing Finance Agency, 160 Madison Avenue Housing, Rev., VRDO, LOC: PNC Bank N.A., 0.580%, 09/01/16	33,095
51,100	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.650%, 09/07/16	51,100
10,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.630%, 09/07/16	10,000
11,550	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.710%, 09/07/16	11,550
4,200	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.670%, 09/07/16	4,200
7,200	New York State Housing Finance Agency, 345 East 94th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.600%, 09/07/16	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.680%, 09/07/16	3,200
21,500	New York State Housing Finance Agency, 555 Tenth Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.660%, 09/07/16	21,500
	New York State Housing Finance Agency, 605 West 42 Street,
47,280	Series A, Rev., VRDO, LOC: Bank of China, 0.640%, 09/01/16	47,280
80,000	Series A, Rev., VRDO, LOC: Bank of China, 0.640%, 09/01/16	80,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
5,500	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 0.570%, 09/07/16	5,500
17,760	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.650%, 09/07/16	17,760
50,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.660%, 09/07/16	50,000
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.680%, 09/07/16	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.660%, 09/07/16	3,900
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.670%, 09/07/16	7,400
28,550	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.620%, 09/07/16	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 09/07/16	7,050
27,000	New York State Housing Finance Agency, Related 205 East 92nd Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.630%, 09/07/16	27,000
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.630%, 09/07/16	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.680%, 09/07/16	11,300
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.660%, 09/07/16	50,065
10,000	New York State Housing Finance Agency, Victory, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.680%, 09/07/16	10,000
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.680%, 09/07/16	2,100
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.680%, 09/07/16	100

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — continued
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.680%, 09/07/16	3,400
11,250	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-XG0018, Rev., VRDO, LIQ: Bank of America N.A., 0.630%, 09/07/16 (e)	11,250
40,790	Triborough Bridge & Tunnel Authority, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.590%, 09/07/16	40,790
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
28,890	Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.640%, 09/07/16	28,890
57,290	Series B-1, Rev., VRDO, LOC: PNC Bank N.A., 0.600%, 09/07/16	57,290

		2,695,056

	North Carolina — 3.5%
25,515	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.610%, 09/07/16	25,515
2,560	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.600%, 09/01/16	2,560
26,200	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.610%, 09/07/16	26,200
	City of Charlotte, Charlotte Douglas International Airport,
13,205	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.630%, 09/07/16	13,205
6,925	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.630%, 09/07/16	6,925
7,675	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.630%, 09/07/16	7,675
17,365	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.600%, 09/07/16	17,365
19,580	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.630%, 09/07/16	19,580
5,415	City of Raleigh, Combined Enterprise System, Series B, Rev., VRDO, 0.630%, 09/07/16	5,415
	City of Raleigh, Downtown Improvement Projects,
40,900	Series A, COP, VRDO, 0.570%, 09/07/16	40,900
42,325	Series B-2, COP, VRDO, 0.600%, 09/07/16	42,325
8,330	City of Raleigh, Enterprise System, Series A, Rev., VRDO, 0.630%, 09/07/16	8,330

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — continued
18,380	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.610%, 09/07/16	18,380
	Forsyth County,
6,535	Series A, GO, VRDO, 0.570%, 09/07/16	6,535
6,300	Series B, GO, VRDO, 0.570%, 09/07/16	6,300
14,600	Series B, GO, VRDO, 0.570%, 09/07/16	14,600
16,000	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.570%, 09/07/16	16,000
14,960	North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.610%, 09/07/16	14,960
21,775	North Carolina Medical Care Commission, Health System, Rev., VRDO, 0.620%, 09/07/16	21,775
25,000	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.660%, 09/07/16	25,000
40,505	North Carolina State University at Raleigh, Board of Governors, Series B, Rev., VRDO, 0.570%, 09/07/16	40,505
14,900	Orange Water & Sewer Authority, Series B, Rev., VRDO, 0.570%, 09/07/16	14,900
17,130	Piedmont Triad Airport Authority, Series A, Rev., VRDO, LOC: Branch Banking & Trust, 0.660%, 09/07/16	17,130
	University of North Carolina, University Hospital at Chapel Hill,
17,540	Series A, Rev., VRDO, 0.550%, 09/01/16	17,540
14,000	Series A, Rev., VRDO, 0.570%, 09/07/16	14,000
100	Series B, Rev., VRDO, 0.550%, 09/01/16	100
20,435	Series B, Rev., VRDO, 0.560%, 09/07/16	20,435
30,000	Wake County, Public Improvement, Series B, GO, VRDO, 0.560%, 09/07/16	30,000

		494,155

	Ohio — 1.0%
400	City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project, Series 2008, Rev., VRDO, LOC: PNC Bank N.A., 0.600%, 09/07/16	400
9,715	County of Cuyahoga, Civic Facilities, Rev., VRDO, LOC: PNC Bank N.A., 0.590%, 09/07/16	9,715
24,700	County of Cuyahoga, Ohio, Hospital Facilities, Sisters of Charity Health System, Series 2000, Rev., VRDO, LOC: PNC Bank N.A., 0.580%, 09/07/16	24,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Ohio — continued
10,020	Franklin County, Ohio Health Care Facilities, Ohio Presbyterian Retirement Services, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.590%, 09/07/16	10,020
	Ohio State University, General Receipts,
500	Rev., VRDO, 0.530%, 09/07/16	500
25,000	Rev., VRDO, 0.600%, 09/07/16	25,000
45,000	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series 2016 A, Rev., VRDO, LIQ: BMO Harris Bank N.A., 0.650%, 09/07/16	45,000
	State of Ohio, Infrastructure Improvement,
20,715	Series A, GO, VRDO, 0.620%, 09/07/16	20,715
10,495	Series B, GO, VRDO, 0.620%, 09/07/16	10,495

		146,545

	Oklahoma — 0.1%
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.620%, 09/07/16	10,490

	Oregon — 0.1%
15,450	Clackamas County Hospital Facility Authority, Legacy Health System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.610%, 09/07/16	15,450

	Pennsylvania — 2.7%
	Bucks County IDA, Grand View Hospital,
10,835	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.570%, 09/07/16	10,835
7,000	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.580%, 09/07/16	7,000
20,130	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 0.580%, 09/07/16 (e)	20,130
8,570	Butler County General Authority, North Allegheny School District Project, Rev., VRDO, 0.590%, 09/07/16	8,570
33,250	City of Philadelphia PA Gas Works, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.570%, 09/07/16	33,250
23,700	City of Philadelphia, Gas Works, Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.600%, 09/07/16	23,700
33,775	County of Allegheny, Series C-50, GO, VRDO, LOC: PNC Bank N.A., 0.580%, 09/07/16	33,775
17,300	County of Montour, Geisinger Authority Health System, Series B, Rev., VRDO, 0.560%, 09/01/16	17,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pennsylvania — continued
10,000	Delaware County IDA, Airport Facilities, United Parcel Service Project, Series 2015, Rev., VRDO, 0.710%, 09/01/16	10,000
17,155	Delaware Valley Regional Finance Authority, Local Government, Class A, Rev., VRDO, LIQ: Societe Generale, 0.580%, 09/07/16 (e)	17,155
27,350	Fayette County Hospital Authority, Regional Health System, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.580%, 09/07/16	27,350
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.600%, 09/07/16	4,810
2,405	Series A-T2, Rev., VRDO, FNMA, LIQ: FNMA, 0.600%, 09/07/16	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.600%, 09/07/16	17,080
24,665	Northeastern Pennsylvania Hospital and Education Authority, The Commonwealth Medical College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.580%, 09/07/16	24,665
44,500	Pennsylvania Economic Development Financing Authority, PSEG Power LLC Project, Rev., VRDO, LOC: TD Bank N.A., 0.590%, 09/07/16	44,500
12,975	Pennsylvania Housing Finance Agency, Building Development, Rev., VRDO, 0.600%, 09/07/16	12,975
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
28,710	Series 2005-89, Rev., VRDO, AMT, 0.650%, 09/07/16	28,710
6,600	Series 99C, Rev., VRDO, AMT, 0.660%, 09/07/16	6,600
10,000	Philadelphia Authority, Industrial Development Multi-Modal Lease, Series B-3, Rev., VRDO, LOC: PNC Bank N.A., 0.580%, 09/07/16	10,000
20,000	Pittsburgh Water & Sewer Authority, Series B-2, Rev., VRDO, LOC: Royal Bank of Canada, 0.600%, 09/07/16	20,000

		380,810

	Rhode Island — 1.1%
1,640	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.780%, 09/07/16	1,640

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Rhode Island — continued
31,650	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University Issue, Series A, Rev., VRDO, 0.570%, 09/07/16	31,650
34,030	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Roger Williams University Issue, Series 2008 B, Rev., VRDO, LOC: U.S. Bank N.A., 0.570%, 09/07/16	34,030
	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue,
47,110	Series 2008A, Rev., VRDO, LOC: U.S. Bank N.A., 0.600%, 09/07/16	47,110
7,045	Series B, Rev., VRDO, LOC: TD Bank N.A., 0.590%, 09/07/16	7,045
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.630%, 09/07/16	7,000
24,600	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.630%, 09/07/16	24,600
750	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.580%, 09/01/16	750

		153,825

	South Carolina — 0.5%
10,000	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.590%, 09/01/16	10,000
5,325	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.570%, 09/07/16	5,325
50,000	County of Richland, Series 2015, GO, 2.000%, 10/28/16	50,118
200	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.790%, 09/01/16	200

		65,643

	Tennessee — 0.4%
8,075	City of Johnson, Health and Educational Facilities Board, Series 2013, Rev., VRDO, LOC: U.S. Bank N.A., 0.620%, 09/07/16	8,075
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.600%, 09/07/16	14,675

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee — continued
30,935	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.630%, 09/01/16	30,935

		53,685

	Texas — 3.3%
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.610%, 09/07/16	9,100
45,475	City of Austin, Airport System, Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking Corp., 0.590%, 09/07/16	45,475
	City of Houston, Combined Utility System, First Lien,
21,000	Series 2004B-2, Rev., VRDO, LOC: Citibank N.A., 0.580%, 09/07/16	21,000
10,600	Series 2004B-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.580%, 09/07/16	10,600
41,700	Series 2004B-4, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.580%, 09/07/16	41,700
24,225	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.580%, 09/07/16	24,225
600	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.700%, 09/01/16	600
45,755	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Rev., VRDO, LOC: Bank of America N.A., 0.660%, 09/07/16	45,755
15,000	Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl L.P. Project, Series 2003, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.590%, 09/07/16	15,000
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
34,795	Series 2010, Rev., VRDO, 0.580%, 09/01/16	34,795
25,450	Series 2011, Rev., VRDO, 0.580%, 09/01/16	25,450
1,250	Series A, Rev., VRDO, 0.580%, 09/01/16	1,250
2,865	Subseries A-3, Rev., VRDO, 0.580%, 09/01/16	2,865

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Texas — continued
25,900	Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, LOC: UBS AG, 0.650%, 09/07/16	25,900
6,750	North Texas Tollway Authority, Rev., VRDO, LIQ: Citibank N.A., 0.590%, 09/07/16 (e)	6,750
8,300	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.610%, 09/07/16	8,300
5,385	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.620%, 09/07/16	5,385
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
18,500	Series 2012-B, Rev., VRDO, 0.630%, 09/07/16	18,500
55,250	Series A, Rev., VRDO, 0.630%, 09/07/16	55,250
	Tender Option Bond Trust Receipts/CTFS Various State,
9,335	Series 2015-XM0071, Rev., VRDO, LIQ: Bank of America N.A., 0.610%, 09/07/16 (e)	9,335
9,495	Series 2016-XF2321, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.590%, 09/07/16 (e)	9,495
740	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.680%, 09/07/16	740
34,345	University of Texas System, Board of Regents, Financing System, Series B, Rev., VRDO, 0.560%, 09/07/16	34,345
11,765	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, LIQ: University of Texas Permanent University Fund, 0.560%, 09/07/16	11,765

		463,580

	Utah — 0.9%
23,700	Central Utah Water Conservancy District, Series A, Rev., VRDO, 0.630%, 09/07/16	23,700
	County of Utah Hospital, IHC Health Services,
22,150	Series 2014B, Rev., VRDO, 0.600%, 09/07/16	22,150
40,000	Series 2014C, Rev., VRDO, 0.600%, 09/07/16	40,000
7,925	Series B, Rev., VRDO, 0.560%, 09/07/16	7,925
8,200	Series C, Rev., VRDO, 0.560%, 09/07/16	8,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utah — continued
20,095	Murray City, Utah, IHC Health Services, Inc., Series D, Rev., VRDO, 0.580%, 09/01/16	20,095
	Utah Housing Finance Agency, Single Family Mortgage,
4,365	Series D-1, Rev., VRDO, AMT, LOC: Bayerische Landesbank, 0.700%, 09/07/16	4,365
4,460	Series E-1, Rev., VRDO, AMT, LIQ: Bayerische Landesbank, 0.700%, 09/07/16	4,460
3,970	Series F-2, Rev., VRDO, 0.600%, 09/07/16	3,970

		134,865

	Vermont — 0.3%
36,300	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.590%, 09/07/16	36,300

	Virginia — 1.9%
20,300	County of Loudon, IDA, Multi-Modal, Howard Huges Medical Institute, Series B, Rev., VRDO, 0.620%, 09/07/16	20,300
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, 0.570%, 09/07/16	22,930
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
14,847	Series M019, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.630%, 09/07/16	14,847
18,835	Series M020, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.630%, 09/07/16	18,835
12,205	Series M024, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.130%, 09/07/16	12,205
21,230	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.650%, 09/07/16	21,230
11,565	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.650%, 09/07/16	11,565
	Loudoun County IDA, Howard Hughes Medical,
37,600	Series C, Rev., VRDO, 0.620%, 09/07/16	37,600
15,000	Series D, Rev., VRDO, 0.620%, 09/07/16	15,000
27,850	Series E, Rev., VRDO, 0.600%, 09/07/16	27,850
25,655	Series F, Rev., VRDO, 0.600%, 09/07/16	25,655
7,170	Loudoun County Sanitation Authority, Water & Sewer System, Rev., VRDO, 0.570%, 09/07/16	7,170
17,675	Montgomery County IDA, Virginia Tech Foundation, Series A, Rev., VRDO, 0.610%, 09/07/16	17,675

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Virginia — continued
2,435	Virginia College Building Authority, Educatioal Facilities, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.600%, 09/01/16	2,435
9,400	Virginia College Building Authority, Educatioal Facilities, Washington and Lee University, Series B, Rev., VRDO, 0.570%, 09/07/16	9,400

		264,697

	Washington — 0.9%
17,000	Chelan County Public Utility District No.1, Series B, Rev., VRDO, 0.650%, 09/07/16	17,000
22,000	County of King, Sewer, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.650%, 09/07/16	22,000
31,050	King County Housing Authority, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.630%, 09/07/16	31,050
9,750	University of Washington, Series 2015-XF2183, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.590%, 09/01/16 (e)	9,750
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.620%, 09/07/16	2,935
1,945	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.640%, 09/01/16	1,945
14,660	Washington State Housing Finance Commission, Multi-Family Housing, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.650%, 09/07/16	14,660
25,015	Washington State Housing Finance Commission, Urban Center Apartments Project, Series 2012, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.620%, 09/07/16	25,015

		124,355

	West Virginia — 0.3%
44,000	West Virginia EDA, Solid Waste Disposal Facilities, Kentucky Power Co., Mitchell Project, Series A, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.580%, 09/07/16	44,000

	Wisconsin — 0.2%
21,200	Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Inc., Series 09-A, Rev., VRDO, LOC: Bank of Montreal, 0.580%, 09/01/16	21,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wisconsin — continued
11,205	Wisconsin Housing & EDA, Home Ownership, Series C, Rev., VRDO, AMT, 0.600%, 09/07/16	11,205

		32,405

	Wyoming — 0.2%
	Uinta County, Pollution Control, Chevron USA, Inc. Project
23,850	Rev., VRDO, 0.560%, 09/01/16	23,850
400	Rev., VRDO, 0.580%, 09/01/16	400

		24,250

	Total Municipal Bonds (Cost $9,889,192)	9,889,192

SHARES
Variable Rate Demand Preferred Shares — 5.6%
	Nuveen AMT-Free Municipal Income Fund
27,500	Series 2, LIQ: Citibank N.A., 0.640%, 09/07/16 # (e)	27,500
11,000	Series 4, LIQ: Royal Bank of Canada, 0.670%, 09/07/16 # (e)	11,000
	Nuveen California AMT-Free Municipal Income Fund
40,000	0.640%, 09/07/16 # (e)	40,000
14,100	Series 5, LIQ: TD Bank N.A., 0.640%, 09/07/16 # (e)	14,100
	Nuveen California Dividend Advantage Municipal Fund
59,200	Series 1, LIQ: Societe Generale, 0.700%, 09/07/16 # (e)	59,200
8,500	Series 2, LIQ: Citibank N.A., 0.670%, 09/07/16 # (e)	8,500
21,000	Series 5, LIQ: Citibank N.A., 0.670%, 09/07/16 # (e)	21,000
20,000	Series 6, LIQ: Citibank N.A., 0.670%, 09/07/16 # (e)	20,000
30,000	Nuveen Enhanced AMT- Free Municipal Credit, 0.650%, 09/07/16 # (e)	30,000
249,300	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, Series 4, LIQ: Citibank N.A., 0.640%, 09/07/16 # (e)	249,300
153,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: TD Bank N.A., 0.680%, 09/07/16 # (e)	153,500
25,000	Nuveen New Jersey Dividend Advantage Municipal Fund, Series 2, LIQ: Royal Bank of Canada, 0.670%, 09/07/16 # (e)	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Variable Rate Demand Preferred Shares — continued
	Nuveen New York AMT-Free Municipal Income Fund, Inc.
47,400	Series 2, LIQ: Citibank N.A., 0.620%, 09/07/16 # (e)	47,400
8,500	Series 3, LIQ: Citibank N.A., 0.620%, 09/07/16 # (e)	8,500
16,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.680%, 09/07/16 # (e)	16,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, Series 2, LIQ: Royal Bank of Canada, 0.680%, 09/07/16 # (e)	17,500
38,000	Nuveen Virginia Premium Income Municipal Fund, LIQ: TD Bank N.A., 0.680%, 09/07/16 # (e)	38,000

	Total Variable Rate Demand Preferred Shares (Cost $786,500)	786,500

	Total Investments — 99.1% (Cost $13,980,822)*	13,980,822
	Other Assets in Excess of Liabilities — 0.9%	119,935

	NET ASSETS — 100.0%	$14,100,757

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 4.4% (n)
	Alabama — 1.6%
	Huntsville Health Care Authority,
30,000	0.510%, 09/02/16	30,000
29,000	0.550%, 09/06/16	29,000

		59,000

	California — 0.8%
28,000	San Francisco City & County Airports Commission, International Airport, Series A-3, LOC: Royal Bank of Canada, 0.360%, 09/01/16	28,000

	Nebraska — 2.0%
	Lincoln Nebraska Electric System,
40,000	0.480%, 09/06/16	40,000
32,750	0.480%, 09/07/16	32,750

		72,750

	Total Commercial Paper (Cost $159,750)	159,750

Daily Demand Notes — 12.9%
	Arizona — 0.3%
9,735	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series 2014B, Rev., VRDO, 0.550%, 09/01/16	9,735

	California — 1.5%
	California Pollution Control Financing Authority, Pacific Gas & Electric Co.,
40,500	Rev., VRDO, LOC: Mizuho Bank Ltd., 0.620%, 09/01/16	40,500
15,000	Series B, Rev., VRDO, LOC: Canadian Imperial Bank of Commerce, 0.610%, 09/01/16	15,000
123	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 85-7A, Series A, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.580%, 09/01/16	123

		55,623

	Kentucky — 0.2%
8,000	Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project, Series A, Rev., VRDO, 0.590%, 09/01/16	8,000

	Michigan — 1.5%
10,835	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, FHLB, LOC: FHLB, 0.610%, 09/01/16	10,835
45,265	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.680%, 09/01/16	45,265

		56,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Nevada — 1.5%
53,200	City of Reno, Sales Tax Revenue, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2008A, Rev., VRDO, LOC: Bank of New York Mellon, 0.640%, 09/01/16	53,200

	New York — 5.8%
10,000	City of New York, Fiscal Year 2017, Series A, Subseries A-6, GO, VRDO, 0.590%, 09/01/16	10,000
15,610	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.620%, 09/01/16	15,610
45,000	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.680%, 09/01/16	45,000
32,335	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.610%, 09/01/16	32,335
42,390	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.610%, 09/01/16	42,390
9,000	New York State Housing Finance Agency, Manhattan West Residential Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.630%, 09/01/16	9,000
	New York State Mortgage Agency, Homeowner Mortgage,
27,105	Series 135, Rev., VRDO, AMT, 0.590%, 09/01/16	27,105
27,635	Series 142, Rev., VRDO, AMT, 0.620%, 09/01/16	27,635

		209,075

	Tennessee — 0.8%
10,000	Clarksville Public Building Authority, Rev., VRDO, LOC: Bank of America N.A., 0.620%, 09/01/16	10,000
20,000	Clarksville Public Building Authority, Pooled Financing, Series 2008, Rev., VRDO, LOC: Bank of America N.A., 0.620%, 09/01/16	20,000

		30,000

	Texas — 0.8%
18,700	Lower Neches Valley Authority Industrial Development Corp., Subseries B-2, Rev., VRDO, 0.610%, 09/01/16	18,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Daily Demand Notes — continued
	Texas — continued
10,330	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Subseries B-4, Rev., VRDO, 0.610%, 09/01/16	10,330

		29,030

	Virginia — 0.5%
7,900	County of King George, IDA, Birchwood Power Partners, Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.620%, 09/01/16	7,900
	County of King George, IDA, Birchwood Power Partners, L.P. Project,
2,700	Series 1995, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.610%, 09/01/16	2,700
9,300	Series 1997, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.610%, 09/01/16	9,300

		19,900

	Total Daily Demand Notes (Cost $470,663)	470,663

Weekly Demand Notes — 75.2%
	Alabama — 1.1%
40,000	Board of Trustees of the University of Alabama at Birmingham, Series 2012-C, Rev., VRDO, LOC: PNC Bank N.A., 0.610%, 09/07/16	40,000

	Arkansas — 0.4%
15,000	Arkansas Development Finance Authority, Solid Waste Disposal, Waste Management of Arkansas, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.650%, 09/07/16	15,000

	California — 3.4%
5,800	California Health Facilities Financing Authority, Adventist Health System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.560%, 09/07/16	5,800
9,470	California Housing Finance Agency, Series 2016-XF2308, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.790%, 09/07/16 (e)	9,470
5,775	California Housing Finance Agency, Home Mortgage, Series K, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.630%, 09/07/16	5,775
29,320	California Statewide Communities Development Authority, Multi-Family Housing, Bay Vista at Meadow Park Apartments, Series NN-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.620%, 09/07/16	29,320
10,050	City of Whittier, Health Facilities, Presbyterian Intercommunity, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.600%, 09/07/16	10,050

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
13,430	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series 2014B, VRDO, LOC: Sumitomo Mitsui Banking, 0.610%, 09/07/16	13,430
35,550	Los Angeles City Department of Water & Power, Power System, Series B, Subseries B-1, Rev., VRDO, 0.600%, 09/07/16	35,550
13,750	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-XF0452, Rev., VRDO, LIQ: TD Bank N.A., 0.620%, 09/07/16 (e)	13,750

		123,145

	Colorado — 2.5%
50,000	City of Colorado Springs, Utilities System Improvement, Series 2007-B, Rev., VRDO, 0.600%, 09/07/16	50,000
20,000	City of Colorado Springs, Utilities System, Sub Lien, Series A, Rev., VRDO, 0.610%, 09/07/16	20,000
390	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.620%, 09/07/16	390
20,000	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 0.630%, 09/07/16 (e)	20,000

		90,390

	Connecticut — 0.8%
30,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series D, Subseries D-3, Rev., VRDO, AMT, 0.610%, 09/07/16	30,000

	Delaware — 0.9%
32,080	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.600%, 09/07/16	32,080
1,255	Delaware State Housing Authority, MERLOTS, Series C66, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.890%, 09/07/16 (e)	1,255

		33,335

	District of Columbia — 0.9%
32,460	Metropolitan Washington Airports Authority, Subseries C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.550%, 09/07/16	32,460

	Florida — 4.7%
55,470	Capital Trust Agency, Atlantic Housing Foundation, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.600%, 09/07/16	55,470

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	Florida — continued
17,800	Collier County IDA, Allete, Inc. Project, Series 2006, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.620%, 09/07/16	17,800
18,000	County of Palm Beach, Special Purpose Facilities, FlightSafety Project, Rev., VRDO, 0.600%, 09/07/16	18,000
14,825	Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank N.A., 0.620%, 09/07/16	14,825
24,965	Florida State Department of Environmental Protection, Everglades Restoration, Series A, Rev., VRDO, AGC, 0.620%, 09/07/16	24,965
10,785	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series 2012I, Rev., VRDO, 0.550%, 09/07/16	10,785
18,990	Highlands County Health Facilities Authority, Hospital, Adventist Health Systems, Series A, Rev., VRDO, 0.560%, 09/07/16	18,990
11,270	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.740%, 09/07/16	11,270

		172,105

	Georgia — 0.8%
28,485	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.600%, 09/07/16	28,485

	Idaho — 0.8%
30,355	Idaho Housing & Finance Association, Single Family Mortgage, Series A-3, Class I, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.700%, 09/07/16	30,355

	Illinois — 5.5%
14,000	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.620%, 09/07/16	14,000
15,280	Illinois Finance Authority, Museum of Science & Industry, Series 2009-D, Rev., VRDO, LOC: Northern Trust Co., 0.590%, 09/07/16	15,280
6,300	Illinois Finance Authority, OSF Healthcare System, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.640%, 09/07/16	6,300
	Illinois Finance Authority, University of Chicago,
4,889	Series 2008, Rev., VRDO, 0.590%, 09/07/16	4,889
20,935	Series C, Rev., VRDO, 0.580%, 09/07/16	20,935

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — continued
11,420	Illinois Finance Authority, University of Chicago Medical Center, Series 2011B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.620%, 09/07/16	11,420
105,350	Illinois State Toll Highway Authority, Toll Highway, Series A-1B, Rev., VRDO, AGM, 0.630%, 09/07/16	105,350
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.770%, 09/07/16	4,100
17,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.730%, 09/07/16 (e)	17,995

		200,269

	Indiana — 0.1%
2,500	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-ZF0280, Rev., VRDO, LIQ: TD Bank N.A., 0.600%, 09/07/16 (e)	2,500

	Iowa — 0.9%
	Iowa Finance Authority, Multi-Family Housing,
10,730	Series A, Rev., VRDO, AMT, 0.600%, 09/07/16	10,730
8,285	Series B, Rev., VRDO, AMT, 0.600%, 09/07/16	8,285
15,000	Iowa Finance Authority, UnityPoint Health Project, Series 2013B-2, Rev., VRDO, LOC: Union Bank N.A., 0.630%, 09/07/16	15,000

		34,015

	Kansas — 1.1%
20,780	City of Wichita, Airport Facility, FlightSafety International, Inc., Series VIII, Rev., VRDO, 0.600%, 09/07/16	20,780
19,900	Kansas State, Department of Transportation, Highway, Series C-3, Rev., VRDO, 0.570%, 09/07/16	19,900

		40,680

	Kentucky — 1.1%
16,800	County of Carroll, Environmental Facilities, Kentucky Utilities Co. Project, Series A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.650%, 09/07/16	16,800
17,900	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project, Series A, Rev., VRDO, 0.600%, 09/07/16	17,900

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	Kentucky — continued
5,740	Maysville Industrial Bldg., Green Tokai Co., Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.590%, 09/07/16	5,740

		40,440

	Maine — 0.5%
17,360	Maine State Housing Mortgage Authority, Series G, Rev., VRDO, AMT, 0.640%, 09/07/16	17,360

	Maryland — 2.8%
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
24,700	Series G, Rev., VRDO, AMT, 0.640%, 09/07/16	24,700
53,800	Series J, Rev., VRDO, AMT, 0.610%, 09/07/16	53,800
13,900	Prince Georges County Housing Authority, Multi-Family, Allentowne Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.610%, 09/07/16	13,900
7,925	Tender Option Bond Trust Receipts, Series 2016-XG0006, Rev., VRDO, LIQ: Bank of America N.A., 0.660%, 09/07/16 (e)	7,925

		100,325

	Massachusetts — 0.3%
12,450	Massachusetts Bay Transportation Authority, General Transportation System, Series A-2, Rev., VRDO, 0.620%, 09/07/16	12,450

	Minnesota — 0.2%
7,000	Oakdale Multifamily, Housing Cottage Homesteads, Rev., VRDO, FHLMC, LOC: FHLMC, 0.650%, 09/07/16	7,000

	Mississippi — 1.1%
40,000	Mississippi Hospital Equipment & Facilities Authority, North Mississippi Health Services, Series 1, Rev., VRDO, 0.580%, 09/07/16	40,000

	Nevada — 4.6%
	Clark County, Airport System Subordinate Lien,
50,000	Series 2008D-2A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.600%, 09/07/16	50,000
50,000	Series D-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.600%, 09/07/16	50,000
50,000	Clark County, Nevada Las Vegas-Mccarran International Airport, Passenger Facility Charge, Series F-2, Rev., VRDO, LOC: Union Bank N.A., 0.600%, 09/07/16	50,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Nevada — continued
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.630%, 09/07/16	17,850

		167,850

	New Jersey — 1.6%
	New Jersey Housing & Mortgage Finance Agency, Single Family Housing,
17,200	Series R, Rev., VRDO, 0.660%, 09/07/16	17,200
33,500	Series V, Rev., VRDO, AMT, LOC: Bank of America N.A., 0.600%, 09/07/16	33,500
7,900	Series Y, Rev., VRDO, AMT, 0.630%, 09/07/16	7,900

		58,600

	New Mexico — 0.5%
16,260	University of New Mexico, Subordinate Lien System, Series 2002C, Rev., VRDO, 0.610%, 09/07/16	16,260

	New York — 10.3%
14,800	City of New York, Fiscal Year 2008, Series J, Subseries J-8, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.650%, 09/07/16	14,800
47,035	EAGLE Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.590%, 09/07/16 (e)	47,035
20,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.680%, 09/07/16	20,000
19,000	New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project, Rev., VRDO, LOC: Citibank N.A., 0.670%, 09/07/16	19,000
40,000	New York Housing Development Corp., Multi-Family Rent Housing, Westport Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.670%, 09/07/16	40,000
17,800	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project, Series 2004C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.620%, 09/07/16	17,800
31,900	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.650%, 09/07/16	31,900
11,650	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.580%, 09/07/16	11,650

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	New York — continued
44,215	New York State Housing Finance Agency, 29 Flatbush Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.650%, 09/07/16	44,215
40,000	New York State Housing Finance Agency, 55 West 25th Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.670%, 09/07/16	40,000
16,700	New York State Housing Finance Agency, 80 Dekalb Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.650%, 09/07/16	16,700
18,250	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.650%, 09/07/16	18,250
18,075	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.640%, 09/07/16	18,075
11,815	New York State Housing Finance Agency, Remeeder Houses Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.650%, 09/07/16	11,815
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.630%, 09/07/16	6,700
6,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.630%, 09/07/16	6,700
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, LIQ: Citibank N.A., 0.600%, 09/07/16 (e)	9,505

		374,145

	North Carolina — 2.3%
49,360	City of Raleigh, Downtown Improvement Projects, Series B-1, COP, VRDO, 0.600%, 09/07/16	49,360
5,840	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.780%, 09/07/16	5,840
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 2016-ZM0153, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.590%, 09/07/16 (e)	5,000
6,890	North Carolina Capital Facilities Finance Agency, Educational Facilities, Wake Forest University, Series B, Rev., VRDO, 0.670%, 09/07/16	6,890

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — continued
5,800	North Carolina Medical Care Commission, Moses Cone Health System, Series 2001-A, Rev., VRDO, 0.570%, 09/07/16	5,800
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Series 2010, Rev., VRDO, LOC: Credit Industrial E.T., 0.630%, 09/07/16	9,800

		82,690

	North Dakota — 1.1%
	North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage,
13,155	Series A, Rev., VRDO, AMT, 0.630%, 09/07/16	13,155
27,055	Series B, Rev., VRDO, AMT, 0.620%, 09/07/16	27,055

		40,210

	Ohio — 0.5%
5,350	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.640%, 09/07/16	5,350
11,455	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program, Series I, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LOC: FHLMC, 0.600%, 09/07/16	11,455

		16,805

	Oregon — 1.1%
41,265	Port of Portland, Oregon Portland International Airport, Series 18B, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 0.800%, 09/07/16	41,265

	Pennsylvania — 3.9%
11,465	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers & Traders Trust Co., 0.610%, 09/07/16	11,465
3,900	County of Allegheny, Residential Finance Authority, Single Family Mortgage, Series PP, Rev., VRDO, AMT, GNMA COLL, 0.820%, 09/07/16	3,900
14,165	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LIQ: Societe Generale, 0.580%, 09/07/16 (e)	14,165
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
29,270	Series 2003-79B, Rev., VRDO, AMT, 0.630%, 09/07/16	29,270

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	Pennsylvania — continued
13,430	Series 2004-82B, Rev., VRDO, AMT, 0.630%, 09/07/16	13,430
12,080	Series 2004-83C, Rev., VRDO, AMT, 0.650%, 09/07/16	12,080
800	Series 2005-88C, Rev., VRDO, AMT, 0.630%, 09/07/16	800
12,430	Series 2005-91B, Rev., VRDO, AMT, LOC: Bank of Tokyo Ltd., 0.650%, 09/07/16	12,430
19,725	Series 2006-93B, Rev., VRDO, AMT, 0.660%, 09/07/16	19,725
17,905	Series 2007-98C, Rev., VRDO, AMT, 0.660%, 09/07/16	17,905
5,545	Series 2007-99C, Rev., VRDO, AMT, 0.660%, 09/07/16	5,545

		140,715

	Rhode Island — 0.8%
25,750	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, The Groves at Johanston Project, Series 2006, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.590%, 09/07/16	25,750
2,100	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.630%, 09/07/16	2,100

		27,850

	South Carolina — 0.1%
5,000	Tender Option Bond Trust Receipts/CTFS Various State, Series 2015-XF2204, Rev., VRDO, LIQ: Citibank N.A., 0.580%, 09/07/16 (e)	5,000

	South Dakota — 0.9%
34,000	South Dakota Housing Development Authority, Home Ownership Mortgage, Series F, Rev., VRDO, AMT, 0.610%, 09/07/16	34,000

	Tennessee — 0.9%
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.640%, 09/07/16	9,000
10,970	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank N.A., 0.630%, 09/07/16	10,970
14,000	Wilson County, Tennessee Sports Authority, Rev., VRDO, LOC: PNC Bank N.A., 0.600%, 09/07/16	14,000

		33,970

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — 5.5%
13,695	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.580%, 09/07/16	13,695
22,300	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Series 1999, Rev., VRDO, 0.600%, 09/07/16	22,300
12,945	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank N.A., 0.620%, 09/07/16	12,945
10,950	North Texas Tollway Authority, Series 2016-XF2220, Rev., VRDO, LIQ: Citibank N.A., 0.590%, 09/07/16 (e)	10,950
4,500	San Jacinto Community College District, Series 2015-XF2010, GO, VRDO, LIQ: Morgan Stanley Bank, 0.590%, 09/07/16 (e)	4,500
	State of Texas,
50,000	Series 2016, GO, VRDO, 0.640%, 09/07/16	50,000
9,800	Series C, GO, VRDO, 0.620%, 09/07/16	9,800
10,190	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.620%, 09/07/16	10,190
15,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series 2012-B, Rev., VRDO, 0.630%, 09/07/16	15,000
36,455	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-ZF0465, Rev., VRDO, LOC: Royal Bank of Canada, 0.630%, 09/07/16 (e)	36,455
14,630	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Texas Comptroller of Public Accounts, 0.630%, 09/07/16	14,630

		200,465

	Utah — 3.1%
6,375	County of Utah Hospital, IHC Health Services, Series B, Rev., VRDO, 0.560%, 09/07/16	6,375
35,000	Utah County, Health Services, Inc., Series 2016C, Rev., VRDO, 0.530%, 09/07/16	35,000
	Utah Housing Corp., Single Family Mortgage,
3,515	Series A-1, Class I, Rev., VRDO, 0.700%, 09/07/16	3,515
2,915	Series A-2, Rev., VRDO, LOC: FHLMC, 0.700%, 09/07/16	2,915
4,900	Series B, Class I, Rev., VRDO, 0.700%, 09/07/16	4,900

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	Utah — continued
5,990	Series C-2, Class I, Rev., VRDO, FHA, 0.700%, 09/07/16	5,990
5,330	Series D-2, Class I, Rev., VRDO, 0.700%, 09/07/16	5,330
48,265	Wells Fargo Stage Trust, Various States, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.610%, 09/07/16 (e)	48,265

		112,290

	Virginia — 4.3%
11,000	City of Norfolk, Economic Development Authority, Hospital Facilities Revenue, Sentara Healthcare, Series A, Rev., VRDO, 0.590%, 09/07/16	11,000
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
8,375	Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.630%, 09/07/16	8,375
94,507	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.590%, 09/07/16 (e)	94,507
21,250	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.650%, 09/07/16	21,250
22,105	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.650%, 09/07/16	22,105

		157,237

	Washington — 2.5%
10,000	Port Grays Harbor Industrial Development Corp., Murphy Co. Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.650%, 09/07/16	10,000
32,880	Port of Seattle, Sub Lien, Series 2008, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.620%, 09/07/16	32,880
9,000	Washington State Health Care Facilities Authority, Series 2016-XF2349, Rev., VRDO, NATL, LIQ: Credit Suisse, 0.590%, 09/07/16 (e)	9,000
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.620%, 09/07/16	9,985
27,180	Washington State Housing Finance Commission, Multi-Family Housing, Queen Anne Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.620%, 09/07/16	27,180

		89,045

	West Virginia — 0.6%
21,000	West Virginia EDA, Solid Waste Disposal Facilities, Kentucky Power Co., Mitchell Project, Series 2014A, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.580%, 09/07/16	21,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wisconsin — 0.7%
	Wisconsin Housing & EDA, Home Ownership,
9,500	Series C, Rev., VRDO, FNMA COLL, 0.600%, 09/07/16	9,500
13,100	Series E, Rev., VRDO, AMT, 0.630%, 09/07/16	13,100
1,945	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.600%, 09/07/16 (e)	1,945

		24,545

	Total Weekly Demand Notes (Cost $2,734,256)	2,734,256

SHARES
Variable Rate Demand Preferred Shares — 7.3%
22,000	Nuveen AMT-Free Municipal Income Fund, Series 2, LIQ: Citibank N.A., 0.640%, 09/07/16 # (e)	22,000
	Nuveen California Dividend Advantage Municipal Fund
10,000	Series 4, VRDO, LIQ: Royal Bank of Canada, 0.670%, 09/07/16 # (e)	10,000
5,000	Series 6, VRDO, LIQ: Citibank N.A., 0.670%, 09/07/16 # (e)	5,000
15,500	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, Series 4, LIQ: Citibank N.A., 0.640%, 09/07/16 # (e)	15,500
40,000	Nuveen Investment Quality Municipal Fund, Inc., VRDO, LIQ: Barclays Bank plc, 0.720%, 09/07/16 # (e)	40,000
25,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: TD Bank N.A., 0.680%, 09/07/16 # (e)	25,000
30,600	Nuveen New Jersey Dividend Advantage Municipal Fund, Series 3, VRDO, LIQ: Royal Bank of Canada, 0.670%, 09/07/16 # (e)	30,600
8,600	Nuveen New York AMT-Free Municipal Income Fund, Series 1, VRDO, LIQ: Citibank N.A., 0.620%, 09/07/16 # (e)	8,600
7,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.680%, 09/07/16 # (e)	7,000
19,000	Nuveen Pennsylvania Investment Quality Municipal Fund, Series 3, LIQ: Royal Bank of Canada, 0.680%, 09/07/16 # (e)	19,000
9,700	Nuveen Premier Municipal Income Fund, Inc., VRDO, LIQ: Barclays Bank plc, 0.720%, 09/07/16 # (e)	9,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Variable Rate Demand Preferred Shares — continued
73,200	Nuveen Premium Income Municipal Fund 2, Inc., VRDO, LIQ: Barclays Bank plc, 0.720%, 09/07/16 # (e)	73,200

	Total Variable Rate Demand Preferred Shares (Cost $265,600)	265,600

	Total Investments — 99.8% (Cost $3,630,269)*	3,630,269
	Other Assets in Excess of Liabilities — 0.2%	6,910

	NET ASSETS — 100.0%	$3,637,179

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

J.P. Morgan Money Market Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
DN	— Discount Notes
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PA	— Port Authority
PCR	— Pollution Control Revenue
RE	— Reinsured
Rev.	— Revenue
ROCS	— Reset Option Certificates
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2016.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2016.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%
(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2016.

Additional Investment Information:

1] Agency Joint Trading Account I — At August 31, 2016, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity value of September 01, 2016, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$6,400,000	$6,400,060	$6,529,120

Repurchase Agreements — At August 31, 2016, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
BNP Paribas	0.330%	$750,000
Credit Agricole Corporate and Investment Bank	0.340%	500,000
Mitsubishi UFJ Trust & Banking Corp.	0.330%	500,000
Societe Generale S.A.	0.340%	300,000
TD Securities USA LLC	0.340%	500,000
Wells Fargo Bank N.A.	0.340%	700,000
Wells Fargo Securities, LLC	0.340%	3,150,000
Total		$6,400,000

At August 31, 2016, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	0.625% to 7.500%	07/28/17 to 09/01/46
Federal National Mortgage Association	0.875% to 7.250%	10/26/17 to 07/25/54
Government National Mortgage Association	1.002% to 8.500%	02/15/17 to 06/20/66
U.S. Treasury Securities	0.000% to 8.750%	09/08/16 to 02/15/46

[2] Agency Joint Trading Account II — At August 31, 2016, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity value of September 01, 2016, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$385,285	$385,289	$392,991

Repurchase Agreements — At August 31, 2016, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Citibank N.A.	0.340%	$91,735
Citigroup Global Markets, Inc.	0.340%	91,735
Merrill Lynch PFS, Inc.	0.340%	201,815
Total		$385,285

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	55

J.P. Morgan Money Market Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

At August 31, 2016, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	2.154% to 7.000%	01/01/19 to 12/01/47
Federal National Mortgage Association	0.987% to 7.962%	07/01/18 to 09/01/46
Government National Mortgage Association	1.371% to 7.000%	10/15/23 to 07/20/66
U.S. Treasury Securities	0.000% to 8.750%	11/15/16 to 05/15/45

[3] Treasury Joint Trading Account I — At August 31, 2016, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity value of September 01, 2016, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$738,355	$738,362	$753,126

Repurchase Agreements — At August 31, 2016, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Bank of Nova Scotia	0.320%	$99,108
Citibank N.A.	0.320%	99,108
Societe Generale S.A.	0.320%	99,108
Wells Fargo Bank N.A.	0.320%	242,815
Wells Fargo Securities, LLC	0.320%	198,216
Total		$738,355

At August 31, 2016, the Treasury Joint Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.000% to 9.125%	09/15/16 to 02/15/45

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	57

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund		Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$68,117,308		$4,017,440		$48,572,019	$9,482,526
Repurchase agreements, at value	5,700,000		100,000		61,335,285	10,388,355

Total investment securities, at value	73,817,308		4,117,440		109,907,304	19,870,881
Cash	807,948		—		185,667	—
Receivables:
Investment securities sold	—		—		498,882	—
Fund shares sold	—	(a)	—		6,132	—	(a)
Interest from non-affiliates	19,322		315		31,339	12,501
Prepaid expenses and other assets	4		—		4	—	(a)

Total Assets	74,644,582		4,117,755		110,629,328	19,883,382

LIABILITIES:
Payables:
Due to custodian	—		—	(a)	—	11
Distributions	13,331		586		14,163	1,543
Investment securities purchased	—		—		1,124,927	172,313
Fund shares redeemed	—		—		2,867	—
Accrued liabilities:
Investment advisory fees	5,349		397		3,031	1,278
Administration fees	4,634		347		3,298	1,091
Distribution fees	193		124		35	22
Shareholder servicing fees	2,309		774		4,681	881
Custodian and accounting fees	576		190		270	63
Trustees’ and Chief Compliance Officer’s fees	149		12		176	28
Printing and mailing cost	802		1,107		486	58
Other	1,154		219		359	150

Total Liabilities	28,497		3,756		1,154,293	177,438

Net Assets	$74,616,085		$4,113,999		$109,475,035	$19,705,944

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Prime Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$74,616,734	$4,114,121		$109,476,054	$19,706,437
Accumulated undistributed (distributions in excess of) net investment income	(800)	(222)		(1,365)	(535)
Accumulated net realized gains (losses)	151	100		346	42

Total Net Assets	$74,616,085	$4,113,999		$109,475,035	$19,705,944

Net Assets:
Class C	$30,200	$420,505		$—	$144,145
Agency	5,202,903	68,629		11,801,713	1,483,259
Capital	45,447,290	251,375		63,438,539	—
Cash Management	43,772	—		—	—
Direct	—	—		238,664	59,080
Eagle Class	374,627	—		392,486	20
E*Trade	—	426,481		20	—
IM	2,244,380	—		269,471	5,574,193
Institutional Class	16,215,266	1,288,613		21,423,039	11,345,550
Investor	226,303	25,920		600,602	77,854
Morgan	1,108,068	1,582,173		2,231,555	637,889
Premier	1,616,316	38,094		8,228,594	289,177
Reserve	685,741	12,209		80,255	94,757
Service	1,421,219	—	(a)	770,097	20

Total	$74,616,085	$4,113,999		$109,475,035	$19,705,944

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class C	30,199	420,500		—	144,146
Agency	5,202,884	68,628		11,801,807	1,483,304
Capital	45,447,808	251,371		63,439,205	—
Cash Management	43,769	—		—	—
Direct	—	—		238,666	59,081
Eagle Class	374,621	—		392,485	20
E*Trade	—	426,476		20	—
IM	2,244,375	—		269,475	5,574,378
Institutional Class	16,215,233	1,288,598		21,423,230	11,345,895
Investor	226,300	25,920		600,605	77,856
Morgan	1,108,055	1,582,154		2,231,557	637,902
Premier	1,616,300	38,094		8,228,630	289,183
Reserve	685,729	12,209		80,255	94,760
Service	1,421,181	—	(a)	770,090	20
Net Asset Value, offering and redemption price per share (all classes)	1.00	1.00		1.00	1.00

Cost of investments in non-affiliates	$68,117,308	$4,017,440		$48,572,019	$9,482,526
Cost of repurchase agreements	5,700,000	100,000		61,335,285	10,388,355

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	59

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$2,853,706	$24,213,349	$13,980,822	$3,630,269
Cash	1	3	1	5
Receivables:
Investment securities sold	—	499,703	118,311	7,686
Fund shares sold	7,291	—	—	—
Interest from non-affiliates	1,520	56,065	8,395	2,663

Total Assets	2,862,518	24,769,120	14,107,529	3,640,623

LIABILITIES:
Payables:
Distributions	327	1,334	2,181	11
Investment securities purchased	—	1,979,148	—	2,001
Fund shares redeemed	5,480	—	—	—
Accrued liabilities:
Investment advisory fees	103	1,394	1,037	187
Administration fees	105	1,212	896	166
Distribution fees	—	—	111	235
Shareholder servicing fees	206	1,272	2,125	711
Custodian and accounting fees	34	150	112	24
Trustees’ and Chief Compliance Officer’s fees	3	78	27	6
Other	367	124	283	103

Total Liabilities	6,625	1,984,712	6,772	3,444

Net Assets	$2,855,893	$22,784,408	$14,100,757	$3,637,179

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$2,855,938	$22,784,739	$14,100,470	$3,636,980
Accumulated undistributed (distributions in excess of) net investment income	(200)	(602)	(9)	6
Accumulated net realized gains (losses)	155	271	296	193

Total Net Assets	$2,855,893	$22,784,408	$14,100,757	$3,637,179

Net Assets:
Agency	$201,448	$1,037,195	$152,218	$19,297
Capital	—	10,327,334	—	—
Direct	—	—	20	—
Eagle Class	—	—	172	528,653
E*Trade	—	—	—	2,060,253
Institutional Class	2,376,386	8,810,515	8,721,340	177,347
Morgan	140,866	1,456,333	59,735	375,595
Premier	136,350	1,056,980	1,900,573	23,140
Reserve	843	96,031	3,266,699	88
Service	—	20	—	452,806

Total	$2,855,893	$22,784,408	$14,100,757	$3,637,179

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	201,473	1,037,210	152,208	19,297
Capital	—	10,327,446	—	—
Direct	—	—	20	—
Eagle Class	—	—	171	528,625
E*Trade	—	—	—	2,060,127
Institutional Class	2,376,770	8,810,601	8,720,914	177,340
Morgan	140,888	1,456,348	59,731	375,576
Premier	136,370	1,056,991	1,900,471	23,139
Reserve	843	96,032	3,266,501	88
Service	—	20	—	452,778
Net Asset Value, offering and redemption price per share (all classes)	1.00	1.00	1.00	1.00

Cost of investments in non-affiliates	$2,853,706	$24,213,349	$13,980,822	$3,630,269

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	61

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$298,969	$28,016		$148,526	$35,604
Income from interfund lending (net)	—	7		—	—

Total investment income	298,969	28,023		148,526	35,604

EXPENSES:
Investment advisory fees	40,744	3,984		27,976	7,292
Administration fees	35,821	3,507		24,526	6,403
Distribution fees (See Note 4)	7,603	4,260		2,714	1,643
Shareholder servicing fees (See Note 4)	45,835	7,912		42,389	8,583
Custodian and accounting fees	1,670	215		638	158
Professional fees	597	70		333	107
Trustees’ and Chief Compliance Officer’s fees	366	42		302	43
Printing and mailing costs	146	876		267	45
Registration and filing fees	356	85		205	91
Transfer agency fees (See Note 2.E.)	1,333	194		653	177
Other	464	75		84	86

Total expenses	134,935	21,220		100,087	24,628

Less fees waived	(24,227)	(6,034)		(26,403)	(4,897)
Less earnings credits	(6)	—		(12)	(3)
Less expense reimbursements	—	—	(a)	(103)	— (a)

Net expenses	110,702	15,186		73,569	19,728

Net investment income (loss)	188,267	12,837		74,957	15,876

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	151	87		345	40

Change in net assets resulting from operations	$188,418	$12,924		$75,302	$15,916

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund		Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$6,720	$39,413		$32,202		$6,404

EXPENSES:
Investment advisory fees	1,327	8,879		7,120		1,253
Administration fees	1,166	7,799		6,260		1,101
Distribution fees (See Note 4)	69	855		6,716		7,615
Shareholder servicing fees	2,026	12,111		17,044		4,579
Custodian and accounting fees	61	255		234		58
Interest expense to affiliates	—	—		—	(a)	—	(a)
Professional fees	37	145		116		39
Trustees’ and Chief Compliance Officer’s fees	19	105		41		21
Printing and mailing costs	541	33		69		133
Registration and filing fees	127	93		19		55
Transfer agency fees (See Note 2.E.)	68	282		203		37
Other	20	31		77		10

Total expenses	5,461	30,588		37,899		14,901

Less fees waived	(1,663)	(6,410)		(14,426)		(8,859)
Less earnings credits	—	—	(a)	—		—
Less expense reimbursements	—	—	(a)	—	(a)	—

Net expenses	3,798	24,178		23,473		6,042

Net investment income (loss)	2,922	15,235		8,729		362

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	140	201		142		197

Change in net assets resulting from operations	$3,062	$15,436		$8,871		$559

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	63

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$188,267	$134,486	$12,837	$12,860
Net realized gain (loss)	151	371	87	79

Change in net assets resulting from operations	188,418	134,857	12,924	12,939

DISTRIBUTIONS TO SHAREHOLDERS:
Class B (a)
From net investment income	—	— (b)	—	— (b)
Class C
From net investment income	(2)	(2)	(23)	(53)
From net realized gains	—	— (b)	—	(5)
Agency
From net investment income	(11,881)	(4,977)	(132)	(58)
From net realized gains	—	(17)	—	(1)
Capital
From net investment income	(127,705)	(96,527)	(3,147)	(4,571)
From net realized gains	—	(168)	—	(29)
Cash Management
From net investment income	(15)	(85)	—	—
From net realized gains	—	(2)	—	—
Direct (c)
From net investment income	(1,651)	(1,289)	—	—
From net realized gains	—	(4)	—	—
Eagle Class
From net investment income	(19)	(35)	—	—
From net realized gains	—	(1)	—	—
E*Trade
From net investment income	—	—	(23)	(604)
From net realized gains	—	—	—	(58)
IM
From net investment income	(4,916)	(4,235)	—	—
From net realized gains	—	(5)	—	—
Institutional Class
From net investment income	(39,200)	(26,145)	(9,155)	(7,335)
From net realized gains	—	(56)	—	(51)
Investor
From net investment income	(630)	(204)	(31)	(18)
From net realized gains	—	(3)	—	(1)
Morgan
From net investment income	(563)	(254)	(84)	(167)
From net realized gains	—	(5)	—	(17)
Premier
From net investment income	(1,555)	(447)	(86)	(29)
From net realized gains	—	(6)	—	(1)
Reserve
From net investment income	(44)	(105)	(7)	(17)
From net realized gains	—	(2)	—	(2)
Service
From net investment income	(86)	(181)	(3)	(9)
From net realized gains	—	(4)	—	(1)

Total distributions to shareholders	(188,267)	(134,759)	(12,691)	(13,027)

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$(31,838,913)	$(9,582,493)	$(9,042,783)	$(6,935,158)

NET ASSETS:
Change in net assets	(31,838,762)	(9,582,395)	(9,042,550)	(6,935,246)
Beginning of period	106,454,847	116,037,242	13,156,549	20,091,795

End of period	$74,616,085	$106,454,847	$4,113,999	$13,156,549

Accumulated undistributed (distributions in excess of) net investment income	$(800)	$(800)	$(222)	$(368)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015.
(b)	Amount rounds to less than 500.
(c)	Direct Shares of the Prime Money Market Fund had no assets as of August 16, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	65

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$74,957	$16,928	$15,876	$3,591
Net realized gain (loss)	345	549	40	119

Change in net assets resulting from operations	75,302	17,477	15,916	3,710

DISTRIBUTIONS TO SHAREHOLDERS:
Class B (a)
From net investment income	—	—	—	— (b)
From net realized gains	—	—	—	— (b)
Class C
From net investment income	—	—	—	— (b)
From net realized gains	—	—	—	(1)
Agency
From net investment income	(7,998)	(2,033)	(829)	(123)
From net realized gains	—	(92)	—	(7)
Capital
From net investment income	(52,185)	(10,376)	—	—
From net realized gains	—	(246)	—	—
Direct
From net investment income	(354)	(144)	(229)	(50)
From net realized gains	—	(9)	—	(6)
Eagle Class
From net investment income	(20)	(36)	—	—
From net realized gains	—	(4)	—	—
E*Trade (c)
From net investment income	— (b)	—	—	—
IM
From net investment income	(458)	(313)	(6,629)	(1,463)
From net realized gains	—	(5)	—	(27)
Institutional Class
From net investment income	(12,974)	(2,982)	(8,189)	(1,983)
From net realized gains	—	(84)	—	(64)
Investor
From net investment income	(149)	(310)	—	— (b)
From net realized gains	—	(31)	—	(1)
Morgan
From net investment income	(101)	(216)	—	(1)
From net realized gains	—	(23)	—	(5)
Premier
From net investment income	(696)	(569)	— (b)	(1)
From net realized gains	—	(72)	—	(2)
Reserve
From net investment income	(2)	(7)	—	(2)
From net realized gains	—	— (b)	—	(5)
Service
From net investment income	(20)	(67)	—	—
From net realized gains	—	(4)	—	—

Total distributions to shareholders	(74,957)	(17,623)	(15,876)	(3,741)

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$49,105,129	$288,249	$2,677,387	$3,069,769

NET ASSETS:
Change in net assets	49,105,474	288,103	2,677,427	3,069,738
Beginning of period	60,369,561	60,081,458	17,028,517	13,958,779

End of period	$109,475,035	$60,369,561	$19,705,944	$17,028,517

Accumulated undistributed (distributions in excess of) net investment income	$(1,365)	$(1,365)	$(535)	$(535)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective March 9, 2016 for U.S. Government Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	67

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,922	$1,126	$15,235	$2,186
Net realized gain (loss)	140	72	201	130

Change in net assets resulting from operations	3,062	1,198	15,436	2,316

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(167)	(36)	(685)	(92)
From net realized gains	—	(4)	—	(7)
Capital
From net investment income	—	—	(8,772)	(1,354)
From net realized gains	—	—	—	(44)
Institutional Class
From net investment income	(2,742)	(1,066)	(5,778)	(785)
From net realized gains	—	(64)	—	(36)
Morgan
From net investment income	(6)	(11)	—	(4)
From net realized gains	—	(2)	—	(9)
Premier
From net investment income	(7)	(20)	—	(3)
From net realized gains	—	(3)	—	(5)
Reserve
From net investment income	— (a)	(2)	—	— (a)
From net realized gains	—	— (a)	—	— (a)
Service
From net realized gains	—	—	—	— (a)

Total distributions to shareholders	(2,922)	(1,208)	(15,235)	(2,339)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,315,577)	(242,718)	513,265	(1,232,721)

NET ASSETS:
Change in net assets	(1,315,437)	(242,728)	513,466	(1,232,744)
Beginning of period	4,171,330	4,414,058	22,270,942	23,503,686

End of period	$2,855,893	$4,171,330	$22,784,408	$22,270,942

Accumulated undistributed (distributions in excess of) net investment income	$(200)	$(200)	$(602)	$(602)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,729	$1,933	$362	$301
Net realized gain (loss)	142	1,715	197	140

Change in net assets resulting from operations	8,871	3,648	559	441

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(210)	(32)	(47)	(8)
From net realized gains	—	(46)	—	(4)
Direct
From net investment income	— (a)	— (a)	—	—
From net realized gains	—	— (a)	—	—
Eagle Class (b)
From net investment income	(60)	(126)	(1)	—
From net realized gains	—	(200)	—	—
E*Trade
From net investment income	—	—	(101)	(195)
From net realized gains	—	—	—	(95)
Institutional Class
From net investment income	(8,060)	(1,046)	(169)	(15)
From net realized gains	—	(1,559)	—	(7)
Morgan
From net investment income	(5)	(11)	(19)	(37)
From net realized gains	—	(24)	—	(20)
Premier
From net investment income	(187)	(262)	(3)	(3)
From net realized gains	—	(388)	—	(1)
Reserve
From net investment income	(207)	(456)	— (a)	(1)
From net realized gains	—	(704)	—	(1)
Service
From net investment income	—	—	(22)	(42)
From net realized gains	—	—	—	(21)

Total distributions to shareholders	(8,729)	(4,854)	(362)	(450)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(4,868,680)	(1,226,248)	434,508	139,977

NET ASSETS:
Change in net assets	(4,868,538)	(1,227,454)	434,705	139,968
Beginning of period	18,969,295	20,196,749	3,202,474	3,062,506

End of period	$14,100,757	$18,969,295	$3,637,179	$3,202,474

Accumulated undistributed (distributions in excess of) net investment income	$(9)	$(9)	$6	$6

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective July 1 2016 for Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	69

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class B (a)
Proceeds from shares issued	$—	$—	$—	$69
Distributions reinvested	—	— (b)	—	— (b)
Cost of shares redeemed	—	(105)	—	(409)
Conversion to Morgan Shares	—	(514)	—	(1,054)

Change in net assets resulting from Class C capital transactions	$—	$(619)	$—	$(1,394)

Class C
Proceeds from shares issued	$11,996	$47,970	$94,057	$219,626
Distributions reinvested	2	2	23	58
Cost of shares redeemed	(21,356)	(25,312)	(179,189)	(418,347)

Change in net assets resulting from Class C capital transactions	$(9,358)	$22,660	$(85,109)	$(198,663)

Agency
Proceeds from shares issued	$271,543,292	$402,268,621	$220,158	$315,483
Distributions reinvested	1,345	562	66	34
Cost of shares redeemed	(274,483,225)	(400,731,257)	(223,338)	(339,426)

Change in net assets resulting from Agency capital transactions	$(2,938,588)	$1,537,926	$(3,114)	$(23,909)

Capital
Proceeds from shares issued	$430,153,761	$898,641,705	$3,189,140	$13,791,594
Distributions reinvested	59,786	41,937	2,236	3,255
Cost of shares redeemed	(449,456,972)	(900,133,191)	(5,011,532)	(14,612,885)

Change in net assets resulting from Capital capital transactions	$(19,243,425)	$(1,449,549)	$(1,820,156)	$(818,036)

Cash Management
Proceeds from shares issued	$115,462	$2,286,522	$—	$—
Distributions reinvested	10	80	—	—
Cost of shares redeemed	(560,100)	(3,034,255)	—	—

Change in net assets resulting from Cash Management capital transactions	$(444,628)	$(747,653)	$—	$—

Direct (c)
Proceeds from shares issued	$738,453	$2,720,187	$—	$—
Cost of shares redeemed	(2,069,406)	(3,808,687)	—	—

Change in net assets resulting from Direct capital transactions	$(1,330,953)	$(1,088,500)	$—	$—

Eagle Class
Proceeds from shares issued	$186,456	$512,243	$—	$—
Distributions reinvested	19	36	—	—
Cost of shares redeemed	(208,270)	(440,029)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(21,795)	$72,250	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$533,811	$2,338,735
Distributions reinvested	—	—	23	662
Cost of shares redeemed	—	—	(1,865,837)	(8,078,883)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$(1,332,003)	$(5,739,486)

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS: (continued)
IM
Proceeds from shares issued	$13,427,678	$37,443,428	$—	$—
Distributions reinvested	—	75	—	—
Cost of shares redeemed	(13,811,828)	(38,564,457)	—	—

Change in net assets resulting from IM capital transactions	$(384,150)	$(1,120,954)	$—	$—

Institutional Class
Proceeds from shares issued	$83,526,420	$164,150,461	$18,064,087	$45,216,773
Distributions reinvested	10,611	6,984	1,976	1,748
Cost of shares redeemed	(87,333,171)	(171,864,961)	(23,408,216)	(45,280,508)

Change in net assets resulting from Institutional Class capital transactions	$(3,796,140)	$(7,707,516)	$(5,342,153)	$(61,987)

Investor
Proceeds from shares issued	$302,724	$1,377,808	$183,299	$437,316
Distributions reinvested	630	207	6	3
Cost of shares redeemed	(1,918,468)	(618,251)	(275,203)	(435,697)

Change in net assets resulting from Investor capital transactions	$(1,615,114)	$759,764	$(91,898)	$1,622

Morgan
Proceeds from shares issued	$35,673,980	$87,350,729	$1,197,180	$2,541,275
Distributions reinvested	322	146	80	173
Cost of shares redeemed	(36,443,344)	(87,753,254)	(1,224,549)	(2,617,604)
Conversion from Class B Shares	—	514	—	1,054

Change in net assets resulting from Morgan capital transactions	$(769,042)	$(401,865)	$(27,289)	$(75,102)

Premier
Proceeds from shares issued	$41,380,293	$51,258,738	$195,832	$580,727
Distributions reinvested	461	128	8	3
Cost of shares redeemed	(41,795,439)	(50,817,662)	(290,089)	(566,543)

Change in net assets resulting from Premier capital transactions	$(414,685)	$441,204	$(94,249)	$14,187

Reserve
Proceeds from shares issued	$11,767,824	$26,828,510	$15,253,244	$36,717,078
Distributions reinvested	39	95	1	3
Cost of shares redeemed	(12,012,316)	(27,052,886)	(15,430,442)	(36,700,330)

Change in net assets resulting from Reserve capital transactions	$(244,453)	$(224,281)	$(177,197)	$16,751

Service
Proceeds from shares issued	$617,812	$2,294,901	$7,122,042	$16,481,056
Distributions reinvested	86	185	— (b)	3
Cost of shares redeemed	(1,244,480)	(1,970,446)	(7,191,657)	(16,530,200)

Change in net assets resulting from Service capital transactions	$(626,582)	$324,640	$(69,615)	$(49,141)

Total change in net assets resulting from capital transactions	$(31,838,913)	$(9,582,493)	$(9,042,783)	$(6,935,158)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015.
(b)	Amount rounds to less than 500.
(c)	Direct Shares of the Prime Money Market Fund had no assets as of August 16, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	71

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class B (a)
Issued	—	—	—	69
Reinvested	—	— (b)	—	— (b)
Redeemed	—	(105)	—	(409)
Conversion to Morgan Shares	—	(514)	—	(1,054)

Change in Class C Shares	—	(619)	—	(1,394)

Class C
Issued	11,996	47,970	94,046	219,626
Reinvested	2	2	23	58
Redeemed	(21,356)	(25,312)	(179,184)	(418,347)

Change in Class C Shares	(9,358)	22,660	(85,115)	(198,663)

Agency
Issued	271,543,299	402,268,621	220,184	315,483
Reinvested	1,345	562	66	34
Redeemed	(274,483,220)	(400,731,257)	(223,338)	(339,426)

Change in Agency Shares	(2,938,576)	1,537,926	(3,088)	(23,909)

Capital
Issued	430,153,702	898,641,705	3,189,113	13,791,594
Reinvested	59,786	41,937	2,236	3,255
Redeemed	(449,456,909)	(900,133,191)	(5,011,503)	(14,612,885)

Change in Capital Shares	(19,243,421)	(1,449,549)	(1,820,154)	(818,036)

Cash Management
Issued	115,466	2,286,522	—	—
Reinvested	10	80	—	—
Redeemed	(560,100)	(3,034,255)	—	—

Change in Cash Management Shares	(444,624)	(747,653)	—	—

Direct (c)
Issued	738,445	2,720,187	—	—
Redeemed	(2,069,406)	(3,808,687)	—	—

Change in Direct Shares	(1,330,961)	(1,088,500)	—	—

Eagle Class
Issued	186,450	512,243	—	—
Reinvested	19	36	—	—
Redeemed	(208,270)	(440,029)	—	—

Change in Eagle Class Shares	(21,801)	72,250	—	—

E*Trade
Issued	—	—	533,699	2,338,735
Reinvested	—	—	23	662
Redeemed	—	—	(1,865,778)	(8,078,883)

Change in E*Trade Shares	—	—	(1,332,056)	(5,739,486)

IM
Issued	13,427,669	37,443,428	—	—
Reinvested	—	75	—	—
Redeemed	(13,811,822)	(38,564,457)	—	—

Change in IM Shares	(384,153)	(1,120,954)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	83,526,353	164,150,461	18,064,128	45,216,773
Reinvested	10,611	6,984	1,976	1,748
Redeemed	(87,333,142)	(171,864,961)	(23,408,167)	(45,280,508)

Change in Institutional Class Shares	(3,796,178)	(7,707,516)	(5,342,063)	(61,987)

Investor
Issued	302,724	1,377,808	183,265	437,316
Reinvested	630	207	6	3
Redeemed	(1,918,468)	(618,251)	(275,198)	(435,697)

Change in Investor Shares	(1,615,114)	759,764	(91,927)	1,622

Morgan
Issued	35,673,987	87,350,729	1,197,147	2,541,275
Reinvested	322	146	80	173
Redeemed	(36,443,342)	(87,753,254)	(1,224,546)	(2,617,604)
Conversion from Class B Shares	—	514	—	1,054

Change in Morgan Shares	(769,033)	(401,865)	(27,319)	(75,102)

Premier
Issued	41,380,308	51,258,738	195,834	580,727
Reinvested	461	128	8	3
Redeemed	(41,795,438)	(50,817,662)	(290,087)	(566,543)

Change in Premier Shares	(414,669)	441,204	(94,245)	14,187

Reserve
Issued	11,767,833	26,828,510	15,253,242	36,717,078
Reinvested	39	95	1	3
Redeemed	(12,012,316)	(27,052,886)	(15,430,440)	(36,700,330)

Change in Reserve Shares	(244,444)	(224,281)	(177,197)	16,751

Service
Issued	617,814	2,294,901	7,122,037	16,481,056
Reinvested	86	185	— (a)	3
Redeemed	(1,244,479)	(1,970,446)	(7,191,655)	(16,530,200)

Change in Service Shares	(626,579)	324,640	(69,618)	(49,141)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015.
(b)	Amount rounds to less than 500.
(c)	Direct Shares of the Prime Money Market Fund had no assets as of August 16, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class B (a)
Proceeds from shares issued	$—	$—	$—	$2
Distributions reinvested	—	—	—	—
Cost of shares redeemed	—	—	—	(9)
Conversion to Morgan Shares	—	—	—	(138)

Change in net assets resulting from Class C capital transactions	$—	$—	$—	$(145)

Class C
Proceeds from shares issued	$—	$—	$40,048	$105,451
Distributions reinvested	—	—	—	1
Cost of shares redeemed	—	—	(50,891)	(119,329)

Change in net assets resulting from Class C capital transactions	$—	$—	$(10,843)	$(13,877)

Agency
Proceeds from shares issued	$405,046,574	$458,807,419	$49,077,020	$70,874,808
Distributions reinvested	198	71	150	43
Cost of shares redeemed	(400,839,261)	(458,642,107)	(48,550,835)	(70,776,186)

Change in net assets resulting from Agency capital transactions	$4,207,511	$165,383	$526,335	$98,665

Capital
Proceeds from shares issued	$253,798,183	$415,543,073	$—	$—
Distributions reinvested	24,188	5,314	—	—
Cost of shares redeemed	(218,430,997)	(420,473,412)	—	—

Change in net assets resulting from Capital capital transactions	$35,391,374	$(4,925,025)	$—	$—

Direct
Proceeds from shares issued	$340,578	$1,908,801	$1,036,087	$3,264,083
Cost of shares redeemed	(972,036)	(1,333,724)	(1,649,633)	(3,813,462)

Change in net assets resulting from Direct capital transactions	$(631,458)	$575,077	$(613,546)	$(549,379)

Eagle Class
Proceeds from shares issued	$618,535	$1,119,514	$—	$—
Distributions reinvested	20	40	—	—
Cost of shares redeemed	(663,442)	(1,033,247)	—	(80)

Change in net assets resulting from Eagle Class capital transactions	$(44,887)	$86,307	$—	$(80)

E*Trade (b)
Proceeds from shares issued	$20	$—	$—	$—
Distributions reinvested	— (b)	—	—	—

Change in net assets resulting from E*Trade capital transactions	$20	$—	$—	$—

IM
Proceeds from shares issued	$1,992,845	$1,759,427	$15,461,750	$26,161,561
Distributions reinvested	— (b)	— (b)	3,228	608
Cost of shares redeemed	(2,371,665)	(2,253,893)	(14,679,048)	(24,419,657)

Change in net assets resulting from IM capital transactions	$(378,820)	$(494,466)	$785,930	$1,742,512

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$77,492,314	$148,109,991	$35,707,196	$92,331,037
Distributions reinvested	3,216	626	4,486	1,031
Cost of shares redeemed	(64,776,688)	(147,686,296)	(33,102,776)	(90,112,215)

Change in net assets resulting from Institutional Class capital transactions	$12,718,842	$424,321	$2,608,906	$2,219,853

Investor
Proceeds from shares issued	$820,050	$2,858,618	$79,781	$213,845
Distributions reinvested	149	341	—	— (b)
Cost of shares redeemed	(4,076,160)	(2,069,037)	(90,944)	(306,734)

Change in net assets resulting from Investor capital transactions	$(3,255,961)	$789,922	$(11,163)	$(92,889)

Morgan
Proceeds from shares issued	$108,980,925	$176,475,885	$15,096,272	$31,568,183
Distributions reinvested	22	41	—	1
Cost of shares redeemed	(108,978,564)	(176,286,032)	(15,164,594)	(31,596,879)
Conversion from Class B Shares	—	—	—	138

Change in net assets resulting from Morgan capital transactions	$2,383	$189,894	$(68,322)	$(28,557)

Premier
Proceeds from shares issued	$111,569,706	$172,471,600	$3,991,248	$18,135,751
Distributions reinvested	24	30	— (b)	— (b)
Cost of shares redeemed	(110,912,002)	(168,342,824)	(3,946,329)	(18,274,505)

Change in net assets resulting from Premier capital transactions	$657,728	$4,128,806	$44,919	$(138,754)

Reserve
Proceeds from shares issued	$1,601,552	$4,891,894	$9,168,462	$21,347,634
Distributions reinvested	2	5	—	7
Cost of shares redeemed	(1,537,597)	(5,025,881)	(9,753,291)	(21,515,141)

Change in net assets resulting from Reserve capital transactions	$63,957	$(133,982)	$(584,829)	$(167,500)

Service
Proceeds from shares issued	$1,882,756	$4,033,487	$—	$—
Distributions reinvested	20	67	—	—
Cost of shares redeemed	(1,508,336)	(4,551,542)	—	(80)

Change in net assets resulting from Service capital transactions	$374,440	$(517,988)	$—	$(80)

Total change in net assets resulting from capital transactions	$49,105,129	$288,249	$2,677,387	$3,069,769

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective March 9, 2016 for U.S. Government Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class B (a)
Issued	—	—	—	2
Reinvested	—	—	—	—
Redeemed	—	—	—	(9)
Conversion to Morgan Shares	—	—	—	(138)

Change in Class C Shares	—	—	—	(145)

Class C
Issued	—	—	40,044	105,447
Reinvested	—	—	—	1
Redeemed	—	—	(50,891)	(119,329)

Change in Class C Shares	—	—	(10,847)	(13,881)

Agency
Issued	405,046,543	458,807,414	49,077,020	70,874,851
Reinvested	198	71	150	43
Redeemed	(400,839,260)	(458,642,107)	(48,550,824)	(70,776,184)

Change in Agency Shares	4,207,481	165,378	526,346	98,710

Capital
Issued	253,798,242	415,543,073	—	—
Reinvested	24,188	5,314	—	—
Redeemed	(218,430,852)	(420,473,354)	—	—

Change in Capital Shares	35,391,578	(4,924,967)	—	—

Direct
Issued	340,565	1,908,801	1,036,063	3,263,950
Redeemed	(972,036)	(1,333,724)	(1,649,633)	(3,813,462)

Change in Direct Shares	(631,471)	575,077	(613,570)	(549,512)

Eagle Class
Issued	618,525	1,119,514	—	—
Reinvested	20	40	—	—
Redeemed	(663,442)	(1,033,247)	—	(80)

Change in Eagle Class Shares	(44,897)	86,307	—	(80)

E*Trade (b)
Issued	20	—	—	—
Reinvested	— (c)	—	—	—

Change in E*Trade Shares	20	—	—	—

IM
Issued	1,992,836	1,759,427	15,461,742	26,161,793
Reinvested	— (c)	— (c)	3,228	608
Redeemed	(2,371,665)	(2,253,893)	(14,679,023)	(24,419,626)

Change in IM Shares	(378,829)	(494,466)	785,947	1,742,775

Institutional Class
Issued	77,492,308	148,109,983	35,707,187	92,331,104
Reinvested	3,216	626	4,486	1,031
Redeemed	(64,776,631)	(147,686,296)	(33,102,731)	(90,112,215)

Change in Institutional Class Shares	12,718,893	424,313	2,608,942	2,219,920

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
SHARE TRANSACTIONS: (continued)
Investor
Issued	819,985	2,858,618	79,779	213,816
Reinvested	149	341	—	— (c)
Redeemed	(4,076,160)	(2,069,037)	(90,943)	(306,734)

Change in Investor Shares	(3,256,026)	789,922	(11,164)	(92,918)

Morgan
Issued	108,980,887	176,475,820	15,096,260	31,568,121
Reinvested	22	41	—	1
Redeemed	(108,978,563)	(176,286,032)	(15,164,590)	(31,596,878)
Conversion from Class B Shares	—	—	—	138

Change in Morgan Shares	2,346	189,829	(68,330)	(28,618)

Premier
Issued	111,569,629	172,471,600	3,991,243	18,135,678
Reinvested	24	30	— (c)	— (c)
Redeemed	(110,912,002)	(168,342,804)	(3,946,328)	(18,274,505)

Change in Premier Shares	657,651	4,128,826	44,915	(138,827)

Reserve
Issued	1,601,552	4,891,894	9,168,438	21,347,559
Reinvested	2	5	—	7
Redeemed	(1,537,597)	(5,025,881)	(9,753,290)	(21,515,141)

Change in Reserve Shares	63,957	(133,982)	(584,852)	(167,575)

Service
Issued	1,882,742	4,033,487	—	—
Reinvested	20	67	—	—
Redeemed	(1,508,336)	(4,551,542)	—	(80)

Change in Service Shares	374,426	(517,988)	—	(80)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015.
(b)	Commencement of offering of class of shares effective March 9, 2016 for U.S. Government Money Market Fund.
(c)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$870,469	$826,639	$38,151,588	$79,326,288
Distributions reinvested	29	7	280	49
Cost of shares redeemed	(903,015)	(677,466)	(39,010,433)	(79,130,787)

Change in net assets resulting from Agency capital transactions	$(32,517)	$149,180	$(858,565)	$195,550

Capital
Proceeds from shares issued	$—	$—	$21,844,273	$41,633,858
Distributions reinvested	—	—	5,468	850
Cost of shares redeemed	—	—	(21,200,806)	(40,673,839)

Change in net assets resulting from Capital capital transactions	$—	$—	$648,935	$960,869

Institutional Class
Proceeds from shares issued	$5,829,438	$8,640,303	$11,324,771	$32,337,241
Distributions reinvested	1,036	516	1,893	211
Cost of shares redeemed	(7,070,198)	(9,020,779)	(9,894,991)	(35,260,715)

Change in net assets resulting from Institutional Class capital transactions	$(1,239,724)	$(379,960)	$1,431,673	$(2,923,263)

Morgan
Proceeds from shares issued	$559,050	$740,934	$122,606,153	$281,077,841
Distributions reinvested	4	9	—	2
Cost of shares redeemed	(549,917)	(720,496)	(123,140,510)	(280,564,759)

Change in net assets resulting from Morgan capital transactions	$9,137	$20,447	$(534,357)	$513,084

Premier
Proceeds from shares issued	$186,899	$397,701	$13,706,327	$36,693,783
Distributions reinvested	3	10	—	— (a)
Cost of shares redeemed	(222,366)	(445,687)	(13,868,669)	(36,734,086)

Change in net assets resulting from Premier capital transactions	$(35,464)	$(47,976)	$(162,342)	$(40,303)

Reserve
Proceeds from shares issued	$9,110	$44,122	$79,346	$1,075,542
Distributions reinvested	— (a)	2	—	— (a)
Cost of shares redeemed	(26,119)	(28,533)	(91,425)	(1,014,120)

Change in net assets resulting from Reserve capital transactions	$(17,009)	$15,591	$(12,079)	$61,422

Service
Proceeds from shares issued	$—	$—	$—	$—
Distributions reinvested	—	—	—	— (a)
Cost of shares redeemed	—	—	—	(80)

Change in net assets resulting from Service capital transactions	$—	$—	$—	$(80)

Total change in net assets resulting from capital transactions	$(1,315,577)	$(242,718)	$513,265	$(1,232,721)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Agency
Issued	870,456	826,639	38,151,584	79,326,288
Reinvested	29	7	280	49
Redeemed	(902,982)	(677,466)	(39,010,434)	(79,130,783)

Change in Agency Shares	(32,497)	149,180	(858,570)	195,554

Capital
Issued	—	—	21,844,315	41,633,847
Reinvested	—	—	5,468	850
Redeemed	—	—	(21,200,806)	(40,673,839)

Change in Capital Shares	—	—	648,977	960,858

Institutional Class
Issued	5,829,406	8,640,303	11,324,715	32,337,240
Reinvested	1,036	516	1,893	211
Redeemed	(7,070,170)	(9,020,779)	(9,894,986)	(35,260,715)

Change in Institutional Class Shares	(1,239,728)	(379,960)	1,431,622	(2,923,264)

Morgan
Issued	559,029	740,934	122,606,168	281,077,841
Reinvested	4	9	—	2
Redeemed	(549,897)	(720,496)	(123,140,511)	(280,564,757)

Change in Morgan Shares	9,136	20,447	(534,343)	513,086

Premier
Issued	186,882	397,701	13,706,306	36,693,783
Reinvested	3	10	—	— (a)
Redeemed	(222,363)	(445,687)	(13,868,668)	(36,734,082)

Change in Premier Shares	(35,478)	(47,976)	(162,362)	(40,299)

Reserve
Issued	9,108	44,122	79,365	1,075,542
Reinvested	— (a)	2	—	— (a)
Redeemed	(26,119)	(28,533)	(91,424)	(1,014,118)

Change in Reserve Shares	(17,011)	15,591	(12,059)	61,424

Service
Reinvested	—	—	—	— (a)
Redeemed	—	—	—	(80)

Change in Service Shares	—	—	—	(80)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$669,086	$1,357,982	$333,043	$884,994
Distributions reinvested	49	17	1	— (a)
Cost of shares redeemed	(861,497)	(1,335,799)	(507,004)	(772,935)

Change in net assets resulting from Agency capital transactions	$(192,362)	$22,200	$(173,960)	$112,059

Direct
Distributions reinvested	$— (a)	$— (a)	$—	$—
Cost of shares redeemed	—	(80)	—	—

Change in net assets resulting from Direct capital transactions	$— (a)	$(80)	$—	$—

Eagle Class (b)
Proceeds from shares issued	$526,223	$964,565	$535,827	$—
Distributions reinvested	52	326	1	—
Cost of shares redeemed	(1,827,313)	(963,540)	(7,176)	—

Change in net assets resulting from Eagle Class capital transactions	$(1,301,038)	$1,351	$528,652	$—

E*Trade
Proceeds from shares issued	$—	$—	$373,070	$542,546
Distributions reinvested	—	—	101	290
Cost of shares redeemed	—	—	(248,368)	(608,414)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$124,803	$(65,578)

Institutional Class
Proceeds from shares issued	$37,633,200	$76,627,965	$397,023	$752,041
Distributions reinvested	413	226	152	20
Cost of shares redeemed	(38,919,375)	(78,283,310)	(352,444)	(807,933)

Change in net assets resulting from Institutional Class capital transactions	$(1,285,762)	$(1,655,119)	$44,731	$(55,872)

Morgan
Proceeds from shares issued	$4,185,534	$9,507,184	$365,811	$798,706
Distributions reinvested	1	4	18	55
Cost of shares redeemed	(4,237,182)	(9,505,238)	(377,780)	(764,717)

Change in net assets resulting from Morgan capital transactions	$(51,647)	$1,950	$(11,951)	$34,044

Premier
Proceeds from shares issued	$4,457,725	$10,163,022	$16,377	$38,321
Distributions reinvested	3	9	2	4
Cost of shares redeemed	(5,541,314)	(9,771,894)	(21,692)	(39,248)

Change in net assets resulting from Premier capital transactions	$(1,083,586)	$391,137	$(5,313)	$(923)

Reserve
Proceeds from shares issued	$5,881,425	$13,523,582	$1,104,423	$2,530,262
Distributions reinvested	20	98	— (a)	— (a)
Cost of shares redeemed	(6,835,730)	(13,511,367)	(1,114,131)	(2,532,070)

Change in net assets resulting from Reserve capital transactions	$(954,285)	$12,313	$(9,708)	$(1,808)

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS: (continued)
Service
Proceeds from shares issued	$—	$—	$1,701,114	$3,569,690
Distributions reinvested	—	—	21	61
Cost of shares redeemed	—	—	(1,763,881)	(3,451,696)

Change in net assets resulting from Service capital transactions	$—	$—	$(62,746)	$118,055

Total change in net assets resulting from capital transactions	$(4,868,680)	$(1,226,248)	$434,508	$139,977

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective July 1, 2016, for Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Agency
Issued	669,085	1,357,982	333,042	884,994
Reinvested	49	17	1	— (a)
Redeemed	(861,492)	(1,335,799)	(507,001)	(772,935)

Change in Agency Shares	(192,358)	22,200	(173,958)	112,059

Direct
Reinvested	— (a)	— (a)	—	—
Redeemed	—	(80)	—	—

Change in Direct Shares	— (a)	(80)	—	—

Eagle Class (b)
Issued	526,206	964,565	535,800	—
Reinvested	52	326	1	—
Redeemed	(1,827,245)	(963,540)	(7,176)	—

Change in Eagle Class Shares	(1,300,987)	1,351	528,625	—

E*Trade
Issued	—	—	373,074	542,546
Reinvested	—	—	101	290
Redeemed	—	—	(248,350)	(608,414)

Change in E*Trade Shares	—	—	124,825	(65,578)

Institutional Class
Issued	37,633,110	76,627,923	397,024	752,041
Reinvested	413	226	152	20
Redeemed	(38,919,320)	(78,283,310)	(352,439)	(807,933)

Change in Institutional Class Shares	(1,285,797)	(1,655,161)	44,737	(55,872)

Morgan
Issued	4,185,534	9,507,184	365,803	798,706
Reinvested	1	4	18	55
Redeemed	(4,237,181)	(9,505,235)	(377,774)	(764,717)

Change in Morgan Shares	(51,646)	1,953	(11,953)	34,044

Premier
Issued	4,457,710	10,163,022	16,375	38,321
Reinvested	3	9	2	4
Redeemed	(5,541,290)	(9,771,863)	(21,691)	(39,248)

Change in Premier Shares	(1,083,577)	391,168	(5,314)	(923)

Reserve
Issued	5,881,364	13,523,582	1,104,423	2,530,262
Reinvested	20	98	— (a)	— (a)
Redeemed	(6,835,699)	(13,511,360)	(1,114,131)	(2,532,070)

Change in Reserve Shares	(954,315)	12,320	(9,708)	(1,808)

Service
Issued	—	—	1,701,107	3,569,690
Reinvested	—	—	21	61
Redeemed	—	—	(1,763,875)	(3,451,696)

Change in Service Shares	—	—	(62,747)	118,055

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective July 1, 2016, for Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	83

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
Class C
Six Months Ended August 31, 2016 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Cash Management
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Direct (f)
For the Period Ended August 16, 2016 (Unaudited) (f)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Eagle Class
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
May 31, 2012 (g) through February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Direct Shares of the Prime Money Market Fund had no assets as of August 16, 2016.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$30,200	0.57%	0.01%	1.17%
1.00	0.01	39,558	0.34	0.01	1.18
1.00	0.01	16,897	0.22	0.01	1.16
1.00	0.01	17,658	0.23	0.01	1.16
1.00	0.01	9,087	0.32	0.01	1.16
1.00	0.01	9,993	0.29	0.01	1.16

1.00	0.16	5,202,903	0.26	0.33	0.31
1.00	0.07	8,141,439	0.26	0.07	0.31
1.00	0.01	6,603,508	0.22	0.01	0.31
1.00	0.01	7,565,361	0.23	0.01	0.31
1.00	0.08	7,532,479	0.26	0.08	0.31
1.00	0.04	8,019,311	0.26	0.04	0.31

1.00	0.21	45,447,290	0.17	0.41	0.21
1.00	0.14	64,690,852	0.18	0.14	0.21
1.00	0.05	66,140,350	0.18	0.05	0.21
1.00	0.06	68,193,741	0.18	0.06	0.21
1.00	0.16	68,141,597	0.18	0.16	0.21
1.00	0.12	75,485,880	0.18	0.12	0.21

1.00	0.01	43,772	0.58	0.01	0.96
1.00	0.01	488,399	0.29	0.01	0.96
1.00	0.01	1,236,050	0.22	0.01	0.96
1.00	0.01	753,657	0.23	0.01	0.96
1.00	0.01	702,440	0.32	0.01	0.96
1.00	0.01	527,614	0.29	0.01	0.96

1.00	0.12	—	0.30	0.29	0.31
1.00	0.07	1,330,952	0.25	0.06	0.31
1.00	0.04	2,419,449	0.19	0.04	0.31
1.00	0.02	1,596,040	0.21	0.02	0.31
1.00	0.04	754,195	0.30	0.04	0.31
1.00	0.02	1,558,831	0.28	0.02	0.31

1.00	0.01	374,627	0.57	0.01	0.71
1.00	0.01	396,419	0.32	0.01	0.71
1.00	0.01	324,169	0.22	0.01	0.71
1.00	0.01	373,324	0.23	0.01	0.71
1.00	0.01	431,169	0.35	0.01	0.71
1.00	0.01	838,513	0.29	0.01	0.71

1.00	0.21	2,244,380	0.16	0.43	0.16
1.00	0.17	2,628,508	0.16	0.16	0.16
1.00	0.07	3,749,460	0.16	0.08	0.16
1.00	0.08	100	0.16	0.08	0.16
1.00	0.12	100	0.16	0.16	0.16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	85

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund (continued)
Institutional Class
Six Months Ended August 31, 2016 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.19%	$16,215,266	0.20%	0.38%	0.26%
1.00	0.11	20,011,248	0.21	0.10	0.26
1.00	0.02	27,718,738	0.21	0.02	0.26
1.00	0.03	29,139,007	0.21	0.03	0.26
1.00	0.13	23,495,745	0.21	0.13	0.26
1.00	0.09	26,769,490	0.21	0.09	0.26

1.00	0.04	226,303	0.51	0.09	0.51
1.00	0.01	1,841,412	0.32	0.01	0.51
1.00	0.01	1,081,648	0.22	0.01	0.51
1.00	0.01	692,922	0.23	0.01	0.51
1.00	0.01	403,330	0.33	0.01	0.51
1.00	0.01	520,797	0.29	0.01	0.51

1.00	0.03	1,108,068	0.52	0.07	0.53
1.00	0.01	1,877,099	0.31	0.01	0.52
1.00	0.01	2,278,962	0.22	0.01	0.51
1.00	0.01	2,332,919	0.23	0.01	0.51
1.00	0.01	2,549,889	0.33	0.01	0.51
1.00	0.01	2,667,326	0.29	0.01	0.51

1.00	0.07	1,616,316	0.45	0.14	0.46
1.00	0.02	2,030,985	0.30	0.02	0.46
1.00	0.01	1,589,780	0.22	0.01	0.46
1.00	0.01	2,021,372	0.23	0.01	0.46
1.00	0.01	2,540,125	0.33	0.01	0.46
1.00	0.01	3,338,000	0.29	0.01	0.46

1.00	0.01	685,741	0.58	0.01	0.71
1.00	0.01	930,188	0.31	0.01	0.71
1.00	0.01	1,154,468	0.22	0.01	0.71
1.00	0.01	1,426,646	0.23	0.01	0.71
1.00	0.01	1,449,080	0.32	0.01	0.71
1.00	0.01	1,526,992	0.29	0.01	0.71

1.00	0.01	1,421,219	0.58	0.01	1.06
1.00	0.01	2,047,788	0.32	0.01	1.06
1.00	0.01	1,723,144	0.22	0.01	1.06
1.00	0.01	1,814,501	0.23	0.01	1.06
1.00	0.01	1,563,743	0.32	0.01	1.06
1.00	0.01	1,419,924	0.29	0.01	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	87

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund
Class C
Six Months Ended August 31, 2016 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$420,505	0.55%	0.01%	1.18%
1.00	0.01	505,609	0.33	0.01	1.18
1.00	0.01	704,276	0.24	0.01	1.17
1.00	0.01	670,626	0.24	0.01	1.18
1.00	0.01	364,445	0.34	0.01	1.17
1.00	0.01	398,734	0.30	0.01	1.17

1.00	0.15	68,629	0.26	0.29	0.33
1.00	0.08	71,741	0.26	0.07	0.33
1.00	0.01	95,650	0.24	0.01	0.32
1.00	0.01	71,955	0.24	0.01	0.33
1.00	0.09	122,386	0.26	0.09	0.32
1.00	0.05	134,975	0.26	0.05	0.32

1.00	0.19	251,375	0.18	0.38	0.23
1.00	0.16	2,071,483	0.18	0.15	0.22
1.00	0.07	2,889,536	0.18	0.06	0.22
1.00	0.07	3,795,256	0.18	0.07	0.23
1.00	0.17	2,806,226	0.18	0.17	0.22
1.00	0.13	2,985,462	0.18	0.13	0.22

1.00	0.01	426,481	0.54	0.01	1.09
1.00	0.01	1,758,478	0.30	0.01	1.07
1.00	0.03	7,497,985	0.22	0.03	1.07
1.00	0.05	5,922,072	0.20	0.05	1.08
1.00	0.05	2,446,643	0.27	0.05	1.07
1.00	0.05	199,806	0.26	0.05	1.07

1.00	0.17	1,288,613	0.21	0.35	0.28
1.00	0.13	6,630,618	0.21	0.13	0.28
1.00	0.04	6,692,633	0.21	0.04	0.27
1.00	0.04	2,901,004	0.21	0.04	0.28
1.00	0.14	2,534,423	0.21	0.14	0.27
1.00	0.10	4,243,305	0.21	0.10	0.27

1.00	0.03	25,920	0.51	0.06	0.53
1.00	0.02	117,816	0.32	0.01	0.53
1.00	0.01	116,196	0.23	0.01	0.52
1.00	0.01	753,825	0.24	0.01	0.53
1.00	0.01	567,682	0.34	0.01	0.52
1.00	0.01	562,453	0.30	0.01	0.52

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	89

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2016 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%
(g)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)		Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$1,582,173		0.54%	0.01%	0.63%
1.00	0.01		1,609,448		0.33	0.01	0.63
1.00	0.01		1,684,561		0.24	0.01	0.62
1.00	0.01		2,367,494		0.24	0.01	0.63
1.00	0.01		2,472,266		0.34	0.01	0.62
1.00	0.01		2,975,898		0.30	0.01	0.62

1.00	0.05		38,094		0.45	0.10	0.48
1.00	0.02		132,337		0.32	0.02	0.48
1.00	0.01		118,152		0.24	0.01	0.47
1.00	0.01		130,733		0.24	0.01	0.48
1.00	0.01		154,775		0.34	0.01	0.47
1.00	0.01		166,487		0.30	0.01	0.47

1.00	0.01		12,209		0.55	0.01	0.73
1.00	0.01		189,404		0.33	0.01	0.73
1.00	0.01		172,653		0.24	0.01	0.72
1.00	0.01		184,873		0.24	0.01	0.73
1.00	0.01		178,029		0.34	0.01	0.72
1.00	0.01		249,909		0.30	0.01	0.72

1.00	—	(f)	—	(g)	0.55	0.01	1.08
1.00	0.01		69,615		0.32	0.01	1.08
1.00	0.01		118,759		0.24	0.01	1.07
1.00	0.01		118,455		0.24	0.01	1.08
1.00	0.01		118,015		0.34	0.01	1.07
1.00	0.01		156,429		0.30	0.01	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund
Agency
Six Months Ended August 31, 2016 (Unaudited)	$1.00	$—	(d)(e)	$—		$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Direct
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Eagle Class
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2012 through February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade
March 9, 2016 (g) through August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)

IM
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
May 31, 2012 (g) through February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.09%		$11,801,713	0.25%	0.17%		0.31%
1.00	0.02		7,594,151	0.15	0.02		0.31
1.00	0.01		7,428,617	0.08	0.01		0.31
1.00	0.01		7,098,492	0.09	0.01		0.31
1.00	0.00	(f)	9,712,330	0.17	0.00	(f)	0.31
1.00	0.01		8,520,118	0.12	0.01		0.31

1.00	0.14		63,438,539	0.14	0.28		0.21
1.00	0.04		28,046,995	0.14	0.04		0.21
1.00	0.01		32,973,407	0.07	0.01		0.21
1.00	0.01		25,817,838	0.09	0.01		0.21
1.00	0.01		28,211,844	0.16	0.01		0.21
1.00	0.01		33,517,276	0.12	0.01		0.21

1.00	0.07		238,664	0.29	0.13		0.31
1.00	0.02		870,118	0.18	0.02		0.31
1.00	0.01		294,989	0.07	0.01		0.31
1.00	0.01		281,437	0.09	0.01		0.31
1.00	0.00	(f)	392,336	0.17	0.00	(f)	0.31
1.00	0.01		645,927	0.12	0.01		0.31

1.00	0.01		392,486	0.41	0.01		0.70
1.00	0.01		437,372	0.18	0.01		0.71
1.00	0.01		351,014	0.07	0.01		0.71
1.00	0.01		1,838,360	0.09	0.01		0.71
1.00	0.01		2,219,405	0.16	0.01		0.71

1.00	0.01		20	0.41	0.02		1.07

1.00	0.14		269,471	0.14	0.28		0.16
1.00	0.05		648,289	0.13	0.05		0.16
1.00	0.01		1,142,811	0.07	0.01		0.16
1.00	0.01		563,436	0.08	0.02		0.16
1.00	0.02		100	0.15	0.03		0.16

1.00	0.12		21,423,039	0.17	0.25		0.26
1.00	0.04		8,704,148	0.15	0.03		0.26
1.00	0.01		8,279,641	0.07	0.01		0.26
1.00	0.01		7,099,746	0.09	0.01		0.26
1.00	0.00	(f)	8,263,941	0.17	0.00	(f)	0.26
1.00	0.01		10,402,935	0.12	0.01		0.26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund (continued)
Investor
Six Months Ended August 31, 2016 (Unaudited)	$1.00	$—	(d)(e)	$—		$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$600,602	0.41%	0.01%		0.51%
1.00	0.01		3,856,545	0.18	0.01		0.51
1.00	0.01		3,066,013	0.07	0.01		0.51
1.00	0.01		3,664,674	0.09	0.01		0.51
1.00	0.00	(f)	4,437,341	0.17	0.00	(f)	0.51
1.00	0.01		4,401,603	0.12	0.01		0.51

1.00	0.01		2,231,555	0.41	0.01		0.61
1.00	0.01		2,229,161	0.17	0.01		0.61
1.00	0.01		2,039,361	0.08	0.01		0.61
1.00	0.01		2,435,725	0.09	0.01		0.61
1.00	0.00	(f)	2,795,260	0.17	0.00	(f)	0.61
1.00	0.01		1,931,164	0.13	0.01		0.61

1.00	0.01		8,228,594	0.40	0.02		0.46
1.00	0.01		7,570,828	0.18	0.01		0.46
1.00	0.01		3,441,795	0.07	0.01		0.46
1.00	0.01		3,646,033	0.09	0.01		0.46
1.00	0.00	(f)	4,184,299	0.17	0.00	(f)	0.46
1.00	0.01		4,841,573	0.12	0.01		0.46

1.00	0.01		80,255	0.41	0.01		0.71
1.00	0.01		16,298	0.12	0.01		0.71
1.00	0.01		150,289	0.08	0.01		0.71
1.00	0.01		48,890	0.09	0.01		0.71
1.00	0.00	(f)	34,522	0.17	0.00	(f)	0.71
1.00	0.01		23,828	0.14	0.00	(f)	0.71

1.00	0.01		770,097	0.41	0.01		1.06
1.00	0.01		395,656	0.15	0.01		1.06
1.00	0.01		913,521	0.07	0.01		1.06
1.00	0.01		898,352	0.09	0.01		1.06
1.00	0.00	(f)	910,554	0.17	0.00	(f)	1.06
1.00	0.01		867,708	0.13	0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
Class C
Six Months Ended August 31, 2016 (Unaudited)	$1.00	$—	(d)	$—	(e)	$—	(e)	$—		$—		$—
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Direct
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Eagle Class
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)	—	(e)	—	(e)	—		—		—
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—		—		—
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2012 (g) through February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
May 31, 2012 (g) through February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data (a)
				Ratios to average net assets
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$144,145	0.39%	0.00%		1.16%
1.00	0.00	(f)	154,988	0.15	0.00	(f)	1.16
1.00	0.00	(f)	168,863	0.07	0.00	(f)	1.16
1.00	0.00	(f)	142,412	0.08	0.00	(f)	1.16
1.00	0.00	(f)	185,554	0.15	0.00	(f)	1.16
1.00	0.00	(f)	189,206	0.09	0.00	(f)	1.16

1.00	0.07		1,483,259	0.26	0.13		0.31
1.00	0.01		956,921	0.15	0.01		0.31
1.00	0.00	(f)	858,260	0.07	0.00	(f)	0.31
1.00	0.00	(f)	2,590,914	0.08	0.00	(f)	0.31
1.00	0.00	(f)	2,869,561	0.15	0.00	(f)	0.31
1.00	0.00	(f)	998,134	0.09	0.00	(f)	0.31

1.00	0.05		59,080	0.30	0.09		0.31
1.00	0.01		672,625	0.13	0.00	(f)	0.31
1.00	0.00	(f)	1,222,018	0.07	0.00	(f)	0.31
1.00	0.00	(f)	1,655,840	0.08	0.00	(f)	0.31
1.00	0.00	(f)	1,634,584	0.15	0.00		0.31
1.00	0.00	(f)	2,070,205	0.08	0.00	(f)	0.31

1.00	0.00		20	0.39	0.00		2.25
1.00	0.00	(f)	20	0.12	0.00	(f)	1.63
1.00	0.00	(f)	100	0.07	0.00	(f)	0.71
1.00	0.00	(f)	100	0.08	0.00	(f)	0.71
1.00	0.00	(f)	100	0.15	0.00		0.71

1.00	0.12		5,574,193	0.16	0.23		0.16
1.00	0.04		4,788,250	0.12	0.04		0.16
1.00	0.00	(f)	3,045,746	0.07	0.00	(f)	0.16
1.00	0.00	(f)	1,931,586	0.07	0.00	(f)	0.16
1.00	0.01		100	0.14	0.02		0.16

1.00	0.09		11,345,550	0.21	0.18		0.26
1.00	0.02		8,736,623	0.13	0.02		0.26
1.00	0.00	(f)	6,516,731	0.07	0.00	(f)	0.26
1.00	0.00	(f)	7,296,339	0.08	0.00	(f)	0.26
1.00	0.00	(f)	7,555,937	0.15	0.00	(f)	0.26
1.00	0.00	(f)	6,946,570	0.08	0.00	(f)	0.26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund (continued)
Investor
Six Months Ended August 31, 2016 (Unaudited)	$1.00	$—	(d)	$—	(e)	$—	(e)	$—		$—		$—
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)	—	(e)	—	(e)	—		—		—
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)	—	(e)	—	(e)	—		—		—
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)	—	(e)	—	(e)	—		—		—
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—		—		—
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data (a)
				Ratios to average net assets
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$77,854	0.39%	0.00%		0.51%
1.00	0.00	(f)	89,016	0.14	0.00	(f)	0.51
1.00	0.00	(f)	181,909	0.07	0.00	(f)	0.51
1.00	0.00	(f)	237,466	0.08	0.00	(f)	0.51
1.00	0.00	(f)	300,429	0.15	0.00		0.51
1.00	0.00	(f)	381,781	0.08	0.00	(f)	0.51

1.00	0.00		637,889	0.39	0.00		0.61
1.00	0.00	(f)	706,209	0.15	0.00	(f)	0.61
1.00	0.00	(f)	734,788	0.07	0.00	(f)	0.61
1.00	0.00	(f)	612,152	0.08	0.00	(f)	0.61
1.00	0.00	(f)	597,117	0.15	0.00	(f)	0.61
1.00	0.00	(f)	554,548	0.10	0.00	(f)	0.61

1.00	0.00	(f)	289,177	0.39	0.00	(f)	0.46
1.00	0.00	(f)	244,258	0.14	0.00	(f)	0.46
1.00	0.00	(f)	383,019	0.07	0.00	(f)	0.46
1.00	0.00	(f)	493,950	0.08	0.00	(f)	0.46
1.00	0.00	(f)	611,667	0.15	0.00	(f)	0.46
1.00	0.00	(f)	618,249	0.09	0.00	(f)	0.46

1.00	0.00		94,757	0.39	0.00		0.71
1.00	0.00	(f)	679,587	0.15	0.00	(f)	0.71
1.00	0.00	(f)	847,101	0.07	0.00	(f)	0.71
1.00	0.00	(f)	943,099	0.08	0.00	(f)	0.71
1.00	0.00	(f)	915,908	0.15	0.00	(f)	0.71
1.00	0.00	(f)	998,994	0.09	0.00	(f)	0.71

1.00	0.00		20	0.39	0.00		2.51
1.00	0.00	(f)	20	0.12	0.00	(f)	2.08
1.00	0.00	(f)	100	0.07	0.00	(f)	1.06
1.00	0.00	(f)	100	0.08	0.00	(f)	1.06
1.00	0.00	(f)	100	0.15	0.00	(f)	1.06
1.00	0.00	(f)	100	0.09	0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Federal Money Market Fund
Agency
Six Months Ended August 31, 2016 (Unaudited)	$1.00	$—	(d)(e)	$—		$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)

Institutional Class
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)

Morgan
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)

Premier
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)

Reserve
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—		—	(e)	—	(e)	—		—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.07%		$201,448	0.26%	0.14%		0.35%
1.00	0.02		233,955	0.16	0.02		0.33
1.00	0.01		84,778	0.07	0.00	(f)	0.35
1.00	0.01		233,285	0.08	0.01		0.34
1.00	0.01		258,642	0.11	0.01		0.33
1.00	0.00	(f)	786,165	0.11	0.00	(f)	0.33

1.00	0.10		2,376,386	0.21	0.19		0.30
1.00	0.03		3,615,992	0.13	0.03		0.28
1.00	0.01		3,995,934	0.06	0.01		0.30
—	0.01		3,835,871	0.07	0.01		0.29
1.00	0.01		3,259,389	0.12	0.01		0.28
1.00	0.00	(f)	4,325,820	0.10	0.00	(f)	0.28

1.00	0.01		140,866	0.39	0.01		0.67
1.00	0.01		131,723	0.16	0.01		0.65
1.00	0.01		111,292	0.07	0.01		0.65
1.00	0.01		96,652	0.07	0.01		0.64
1.00	0.01		127,920	0.12	0.01		0.63
1.00	0.00	(f)	140,119	0.11	0.00	(f)	0.63

1.00	0.01		136,350	0.39	0.01		0.51
1.00	0.01		171,808	0.14	0.01		0.49
1.00	0.01		219,792	0.06	0.01		0.50
1.00	0.01		277,420	0.07	0.01		0.49
1.00	0.01		292,491	0.12	0.01		0.48
1.00	0.00	(f)	435,501	0.11	0.00	(f)	0.48

1.00	0.01		843	0.39	0.01		0.75
1.00	0.01		17,852	0.15	0.01		0.74
1.00	0.01		2,262	0.06	0.01		0.75
1.00	0.01		2,429	0.09	0.00	(f)	0.74
1.00	0.01		18,231	0.12	0.01		0.73
1.00	0.00	(f)	11,368	0.09	0.01		0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund
Agency
Six Months Ended August 31, 2016 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)	—	(e)	—	(e)	—		—		—
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)	—	(e)	—	(e)	—		—		—
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)	—	(e)	—	(e)	—		—		—
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)	—	(e)	—	(e)	—		—		—
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—		—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.05%		$1,037,195	0.26%	0.09%		0.31%
1.00	0.01		1,895,744	0.10	0.01		0.31
1.00	0.00	(f)	1,700,093	0.05	0.00		0.31
1.00	0.00	(f)	1,991,907	0.07	0.00		0.31
1.00	0.00	(f)	2,685,908	0.10	0.00		0.31
1.00	0.00	(f)	1,914,902	0.06	0.00	(f)	0.31

1.00	0.09		10,327,334	0.18	0.17		0.21
1.00	0.02		9,678,309	0.08	0.01		0.21
1.00	0.00	(f)	8,717,551	0.04	0.00		0.21
1.00	0.00	(f)	9,468,647	0.06	0.00		0.21
1.00	0.00	(f)	9,726,191	0.10	0.00		0.21
1.00	0.00	(f)	8,254,673	0.05	0.00	(f)	0.21

1.00	0.07		8,810,515	0.21	0.14		0.26
1.00	0.01		7,378,773	0.08	0.01		0.26
1.00	0.00	(f)	10,302,127	0.04	0.00		0.26
1.00	0.00	(f)	9,143,359	0.06	0.00		0.26
1.00	0.00	(f)	8,763,499	0.10	0.00	(f)	0.26
1.00	0.00	(f)	7,246,605	0.06	0.00	(f)	0.26

1.00	0.00		1,456,333	0.35	0.00		0.61
1.00	0.00	(f)	1,990,677	0.10	0.00	(f)	0.61
1.00	0.00	(f)	1,477,551	0.05	0.00		0.61
1.00	0.00	(f)	1,625,797	0.07	0.00		0.61
1.00	0.00	(f)	1,969,401	0.10	0.00	(f)	0.61
1.00	0.00	(f)	1,512,492	0.05	0.00	(f)	0.61

1.00	0.00		1,056,980	0.35	0.00		0.46
1.00	0.00	(f)	1,219,310	0.10	0.00	(f)	0.46
1.00	0.00	(f)	1,259,597	0.04	0.00		0.46
1.00	0.00	(f)	1,130,636	0.07	0.00		0.46
1.00	0.00	(f)	1,361,053	0.10	0.00	(f)	0.46
1.00	0.00	(f)	1,482,938	0.06	0.00	(f)	0.46

1.00	0.00		96,031	0.35	0.00		0.71
1.00	0.00	(f)	108,109	0.14	0.00	(f)	0.71
1.00	0.00	(f)	46,667	0.04	0.00		0.71
1.00	0.00	(f)	44,246	0.07	0.00		0.71
1.00	0.00	(f)	56,977	0.10	0.00	(f)	0.71
1.00	0.00	(f)	69,684	0.05	0.01		0.71

1.00	0.00		20	0.35	0.00		2.84
1.00	0.00	(f)	20	0.07	0.00	(f)	2.08
1.00	0.00	(f)	100	0.04	0.00		1.06
1.00	0.00	(f)	100	0.06	0.00		1.06
1.00	0.00	(f)	100	0.10	0.00		1.06
1.00	0.00	(f)	100	0.06	0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2016 (Unaudited)	$1.00	$—	(d)(e)	$—		$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Direct
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Eagle Class
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Institutional Class
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Morgan
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Premier
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Reserve
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.06%	$152,218	0.24%	0.12%		0.31%
1.00	0.03	344,578	0.05	0.01		0.31
1.00	0.02	322,389	0.07	0.01		0.31
1.00	0.02	307,751	0.12	0.01		0.31
1.00	0.01	410,555	0.21	0.00	(f)	0.31
1.00	0.01	693,197	0.21	0.01		0.31

1.00	0.05	20	0.27	0.10		2.10
1.00	0.03	20	0.05	0.01		1.32
1.00	0.02	100	0.07	0.01		0.31
1.00	0.02	100	0.11	0.01		0.31
1.00	0.01	100	0.21	0.00	(f)	0.31
1.00	0.01	100	0.22	0.00	(f)	0.31

1.00	0.01	172	0.34	0.01		0.71
1.00	0.03	1,301,201	0.04	0.01		0.71
1.00	0.02	1,299,916	0.07	0.01		0.71
1.00	0.02	1,329,718	0.11	0.01		0.71
1.00	0.02	1,363,619	0.20	0.01		0.71
1.00	0.02	1,028,433	0.21	0.01		0.71

1.00	0.09	8,721,340	0.19	0.17		0.26
1.00	0.03	10,007,028	0.04	0.01		0.26
1.00	0.02	11,663,024	0.07	0.01		0.26
1.00	0.02	10,650,809	0.10	0.01		0.26
1.00	0.03	5,288,309	0.20	0.02		0.26
1.00	0.03	6,362,480	0.19	0.03		0.26

1.00	0.01	59,735	0.35	0.01		0.62
1.00	0.03	111,381	0.04	0.01		0.62
1.00	0.02	109,439	0.08	0.01		0.61
1.00	0.02	280,117	0.12	0.01		0.61
1.00	0.01	448,515	0.21	0.00	(f)	0.61
1.00	0.01	422,534	0.22	0.00	(f)	0.61

1.00	0.01	1,900,573	0.34	0.01		0.46
1.00	0.03	2,984,160	0.04	0.01		0.46
1.00	0.02	2,593,113	0.07	0.01		0.46
1.00	0.02	2,390,160	0.12	0.01		0.46
1.00	0.01	4,891,040	0.21	0.00	(f)	0.46
1.00	0.01	2,865,171	0.22	0.00	(f)	0.46

1.00	0.01	3,266,699	0.35	0.01		0.71
1.00	0.03	4,220,927	0.04	0.01		0.71
1.00	0.02	4,208,768	0.07	0.01		0.71
1.00	0.02	4,484,279	0.12	0.01		0.71
1.00	0.01	6,804,823	0.21	0.00	(f)	0.71
1.00	0.01	7,340,658	0.22	0.00	(f)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund
Agency
Six Months Ended August 31, 2016 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Eagle Class
July 1, 2016 (f) through August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

E*Trade
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Institutional Class
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Morgan
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—		—		—
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Premier
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—		—		—
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Reserve
Six Months Ended August 31, 2016 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—		—		—
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than 0.005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.08%		$19,297	0.22%	0.12%		0.32%
1.00	0.01		193,260	0.08	0.01		0.32
1.00	0.01		81,196	0.12	0.01		0.32
1.00	0.01		39,280	0.19	0.01		0.32
1.00	0.04		64,782	0.26	0.04		0.32
1.00	0.07		121,010	0.26	0.06		0.32

1.00	0.00	(g)	528,653	0.58	0.01		0.72

1.00	0.01		2,060,253	0.40	0.01		1.07
1.00	0.01		1,935,318	0.08	0.01		1.07
1.00	0.01		2,000,898	0.13	0.01		1.07
1.00	0.01		1,992,153	0.18	0.01		1.07
1.00	0.01		1,874,152	0.28	0.01		1.07
1.00	0.01		1,736,816	0.31	0.01		1.07

1.00	0.11		177,347	0.20	0.21		0.27
1.00	0.01		132,605	0.08	0.01		0.27
1.00	0.01		188,480	0.13	0.01		0.27
1.00	0.02		224,592	0.18	0.02		0.27
1.00	0.08		202,999	0.21	0.09		0.27
1.00	0.11		548,856	0.21	0.12		0.27

1.00	0.00	(g)	375,595	0.40	0.01		0.62
1.00	0.01		387,521	0.08	0.01		0.62
1.00	0.01		353,483	0.13	0.01		0.62
1.00	0.00	(g)	330,333	0.19	0.00	(g)	0.62
1.00	0.00		356,149	0.29	0.00	(g)	0.62
1.00	0.00	(g)	334,195	0.32	0.00	(g)	0.62

1.00	0.01		23,140	0.38	0.02		0.48
1.00	0.01		28,451	0.08	0.01		0.47
1.00	0.01		29,376	0.13	0.01		0.47
1.00	0.00	(g)	40,357	0.19	0.00	(g)	0.47
1.00	0.00		52,034	0.29	0.00	(g)	0.47
1.00	0.00	(g)	78,792	0.32	0.00	(g)	0.47

1.00	0.00	(g)	88	0.38	0.01		0.73
1.00	0.01		9,796	0.08	0.01		0.73
1.00	0.01		11,604	0.14	0.01		0.72
1.00	0.00	(g)	32,909	0.19	0.00	(g)	0.72
1.00	0.00		45,250	0.30	0.00		0.72
1.00	0.00	(g)	54,714	0.32	0.00	(g)	0.72

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund (continued)
Service
Six Months Ended August 31, 2016 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—		—		—
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than 0.005.
(f)	Amount rounds to less than 0.005%

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$452,806	0.40%	0.01%		1.07%
1.00	0.01		515,523	0.08	0.01		1.07
1.00	0.01		397,469	0.12	0.01		1.07
1.00	0.00	(f)	238,328	0.19	0.00	(f)	1.07
1.00	0.00		243,374	0.29	0.00		1.07
1.00	0.00	(f)	273,172	0.32	0.00	(f)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) collectively, (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Prime Money Market Fund	Class C, Agency, Capital, Cash Management, Direct^, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM I	Diversified
Liquid Assets Money Market Fund	Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Government Money Market Fund	Agency, Capital, Direct, E*Trade^^, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Treasury Plus Money Market Fund	Class C, Agency, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
Federal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
Tax Free Money Market Fund	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Municipal Money Market Fund	Agency, E*Trade, Eagle Class^^^, Institutional Class, Morgan, Premier, Reserve and Service	JPM II	Diversified

^	Direct Shares of the Prime Money Market Fund had no assets as of August 16, 2016.
^^	E*Trade Shares commenced operations on March 9, 2016 for the U.S. Government Money Market Fund.
^^^	Eagle Class Shares commenced operations on July 1, 2016 for the Municipal Money Market Fund.

The investment objective of Prime Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and preserving capital. During the period, the investment objective changed to seeking current income while seeking to maintain liquidity and a low volatility of principal.

The investment objective of Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund is to seek current income with liquidity and stability of principal.

The investment objective of U.S. Government Money Market Fund is to seek high current income with liquidity and stability of principal.

The investment objective of Federal Money Market Fund is to provide current income while still preserving capital and maintaining liquidity.

The investment objective of 100% U.S. Treasury Securities Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of Tax Free Money Market Fund is to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Agency, Capital, Cash Management, Direct, Eagle Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

On June 19, 2015, all remaining Class B Shares converted to Morgan Shares of the same Fund. Prior to June 19, 2015, Class B Shares automatically converted to Morgan Shares after eight years and provided for a CDSC.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Funds’ administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Funds’ Administrator under the Administration Agreement.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards

Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles

110	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

(“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

JPMIM has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of August 31, 2016, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prime Money Market Fund
Total Investments in Securities (a)	$—	$73,817,308	$—	$73,817,308

Liquid Assets Money Market Fund
Total Investments in Securities (a)	$—	$4,117,440	$—	$4,117,440

U.S. Government Money Market Fund
Total Investments in Securities (a)	$—	$109,907,304	$—	$109,907,304

U.S. Treasury Plus Money Market Fund
Total Investments in Securities (a)	$—	$19,870,881	$—	$19,870,881

Federal Money Market Fund
Total Investments in Securities (a)	$—	$2,853,706	$—	$2,853,706

100% U.S. Treasury Securities Money Market Fund
Total Investments in Securities (a)	$—	$24,213,349	$—	$24,213,349

Tax Free Money Market Fund
Total Investments in Securities (a)	$—	$13,980,822	$—	$13,980,822

Municipal Money Market Fund
Total Investments in Securities (a)	$—	$3,630,269	$—	$3,630,269

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	111

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

There were no transfers among any levels during the six months ended August 31, 2016.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of August 31, 2016, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan. The Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Funds for the six months ended August 31, 2016 are as follows (amounts in thousands):

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund		Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund		Municipal Money Market Fund
Class C	$3	$7	n/a		$3		n/a		n/a		n/a		n/a
Agency	82	2	$89		8		$3		$18		$4		$1
Capital	693	24	306		n/a		n/a		108		n/a		n/a
Cash Management	6	n/a	n/a		n/a		n/a		n/a		n/a		n/a
Direct	11	n/a	8		9		n/a		n/a		—	(a)	n/a
Eagle Class	4	n/a	—	(a)	—	(a)	n/a		n/a		13		—
E*Trade	n/a	33	—	(a)	n/a		n/a		n/a		n/a		20
IM	25	n/a	8		37		n/a		n/a		n/a		n/a
Institutional Class	262	54	100		88		47		96		107		3
Investor	12	2	29		2		n/a		n/a		n/a		n/a
Morgan	165	66	37		18		12		39		5		7
Premier	41	2	69		5		6		18		30		1
Reserve	11	3	1		7		—	(a)	3		44		—	(a)
Service	18	1	6		—	(a)	n/a		—	(a)	n/a		5

Total	$1,333	$194	$653		$177		$68		$282		$203		$37

(a)	Amount rounds to less than 500.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be

112	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and generally paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2016, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class C, Cash Management, Eagle Class, E*Trade, Morgan, Reserve, and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, IM, Institutional Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class C	Cash Management	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	0.50%	0.25%	n/a	n/a	0.25%	0.60%
Liquid Assets Money Market Fund	0.75	n/a	n/a	0.60%	0.10%	0.25	0.60
U.S. Government Money Market Fund	n/a	n/a	0.25	0.60	0.10	0.25	0.60
U.S. Treasury Plus Money Market Fund	0.75	n/a	0.25	n/a	0.10	0.25	0.60
Federal Money Market Fund	n/a	n/a	n/a	n/a	0.10	0.25	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	n/a	0.10	0.25	0.60
Tax Free Money Market Fund	n/a	n/a	0.25	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	n/a	0.25	0.60	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the CDSC from redemptions of Class C Shares. For the six months ended August 31, 2016, the Distributor retained the following amounts (in thousands):

	CDSC
Prime Money Market Fund	$1
Liquid Assets Money Market Fund	—	(a)

(a)	Amount rounds to less than 500.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.25%	0.15%	0.05%	0.30%	0.15%	0.30%
Liquid Assets Money Market Fund	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.15	0.05	n/a	0.15	0.30

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	113

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
U.S. Treasury Plus Money Market Fund	0.25%	0.15%	n/a	n/a	0.15%	0.30%
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.15	0.05%	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	0.15	0.30
Municipal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.30

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	0.35%	0.35%	0.30%	0.30%	0.30%
Liquid Assets Money Market Fund	0.30%	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Government Money Market Fund	0.30	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	0.30
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

The IM Shares do not pay a fee under the Shareholder Servicing Agreement.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.97%	0.26%	0.18%	0.96%	0.30%	0.70%
Liquid Assets Money Market Fund	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.26	0.18	n/a	0.30	0.70
U.S. Treasury Plus Money Market Fund	0.97	0.26	n/a	n/a	0.30	0.70
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	0.30	0.70
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	0.70

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	0.51%	0.52%	0.45%	0.70%	1.05%
Liquid Assets Money Market Fund	1.00%	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Government Money Market Fund	1.00	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2016, and are in place until at least June 30, 2017.

114	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2016. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution		Total	Contractual Reimbursements
Prime Money Market Fund	$31	$—	$16,606	$—		$16,637	$—
Liquid Assets Money Market Fund	660	434	2,322	—		3,416	—	(a)
U.S. Government Money Market Fund	5,316	3,535	11,890	—	(a)	20,741	103
U.S. Treasury Plus Money Market Fund	5	—	2,735	—	(a)	2,740	—	(a)
Federal Money Market Fund	529	353	610	—		1,492	—
100% U.S. Treasury Securities Money Market Fund	622	412	2,900	—		3,934	—	(a)
Tax Free Money Market Fund	464	307	1,975	—		2,746	—	(a)
Municipal Money Market Fund	207	138	581	—		926	—

	Voluntary Waivers
	Investment Advisory		Administration		Shareholder Servicing	Distribution	Total
Prime Money Market Fund	$356		$237		$1,517	$5,480	$7,590
Liquid Assets Money Market Fund	—	(a)	—	(a)	31	2,587	2,618
U.S. Government Money Market Fund	—		—	(a)	3,002	2,660	5,662
U.S. Treasury Plus Money Market Fund	—	(a)	1		640	1,516	2,157
Federal Money Market Fund	—		—		102	69	171
100% U.S. Treasury Securities Money Market Fund	—		—		1,621	855	2,476
Tax Free Money Market Fund	494		329		4,251	6,606	11,680
Municipal Money Market Fund	55		37		652	7,189	7,933

(a)	Amount rounds to less than 500.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Funds may use related party broker-dealers. For the six months ended August 31, 2016, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2016, the Funds below engaged in such transactions in the following amounts (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
Tax Free Money Market Fund	$121,503	$135,223	$—
Municipal Money Market Fund	111,500	84,349	—

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

4. Class Specific Expenses

The Funds’ class specific gross expenses for the six months ended August 31, 2016 were as follows (amounts in thousands):

	Distribution		Shareholder Servicing
Prime Money Market Fund
Class C	$131		$44
Agency	—		5,460
Capital	—		15,485
Cash Management	747		448
Direct	—		840
Eagle Class	466		560
Institutional Class	—		10,269
Investor	—		2,576
Morgan	—		2,869
Premier	—		3,388
Reserve	1,096		1,315
Service	5,163		2,581

	$7,603		$45,835

Liquid Assets Money Market Fund
Class C	$1,740		$580
Agency	—		68
Capital	—		408
E*Trade	1,371		686
Institutional Class	—		2,618
Investor	—		181
Morgan	811		2,838
Premier	—		246
Reserve	169		202
Service	169		85

	$4,260		$7,912

U.S. Government Money Market Fund
Agency	$—		$6,973
Capital	—		9,134
Direct	—		410
Eagle Class	498		598
E*Trade	—	(a)	—	(a)
Institutional Class	—		5,109
Investor	—		5,214
Morgan	1,002		3,507
Premier	—		10,810
Reserve	39		46
Service	1,175		588

	$2,714		$42,389

U.S. Treasury Plus Money Market Fund
Class C	$552		$184
Agency	—		941
Direct	—		396
Eagle Class	—	(a)	—	(a)
Institutional Class	—		4,534
Investor	—		147
Morgan	334		1,171
Premier	—		302
Reserve	757		908
Service	—	(a)	—	(a)

	$1,643		$8,583

116	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Distribution		Shareholder Servicing
Federal Money Market Fund
Agency	$—		$172
Institutional Class	—		1,405
Morgan	65		228
Premier	—		216
Reserve	4		5

	$69		$2,026

100% U.S. Treasury Securities Money Market Fund
Agency	$—		$1,089
Capital	—		2,505
Institutional	—		3,978
Morgan	766		2,682
Premier	—		1,751
Reserve	89		106
Service	—	(a)	—	(a)

	$855		$12,111

Tax Free Money Market Fund
Agency	$—		$252
Direct	—		—	(a)
Eagle Class	1,494		1,794
Institutional Class	—		4,715
Morgan	50		174
Premier	—		3,903
Reserve	5,172		6,206

	$6,716		$17,044

Municipal Money Market Fund
Agency	$—		$57
Eagle Class	29		35
E*Trade	6,051		3,025
Institutional Class	—		79
Morgan	189		661
Premier	—		41
Reserve	11		13
Service	1,335		668

	$7,615		$4,579

(a)	Amount rounds to less than 500.

5. Federal Income Tax Matters

At February 29, 2016, the Funds did not have any net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

As of August 31, 2016, the Funds had no outstanding loans to another fund. Average loans made to another fund under the Facility for the six months ended August 31, 2016, were as follows (amounts in thousands):

	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$16,458	34	$7

Interest earned as a result of lending money to another fund as of August 31, 2016, if any, is included in Income from interfund lending (net) on the Statements of Operations.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended August 31, 2016.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2016, an affiliate of the Adviser had investment discretion with respect to its clients’ holdings in the Funds, which collectively represents the following percentage of each Fund’s net assets:

	Number of Affiliates Omnibus Accounts	% of the Fund	Number of Non—Affiliates Omnibus Accounts	% of the Fund
Liquid Assets Money Market Fund	1	54.6%	1	12.0%
U.S. Treasury Plus Money Market Fund	1	15.8	—	—
Federal Money Market Fund	1	55.1	1	19.0
100% U.S. Treasury Securities Money Market Fund	1	21.2	—	—
Tax Free Money Market Fund	—	—	2	87.6
Municipal Money Market Fund	1	12.0	3	83.8

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

8. Money Market Reform

On July 23, 2014, the SEC amended certain regulations under the 1940 Act that govern money market funds, requiring such funds be treated as Institutional, Retail or Government, in accordance with the criteria established by the SEC. Under these amendments, Retail and Government money market funds will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. Institutional money market funds will be required to move to a floating NAV. Further, non-Government money market funds must adopt policies and procedures to allow for the Board to impose certain liquidity fees and redemption gates. Money market funds that are required to comply with the floating NAV and liquidity fees and redemption gate requirements must do so by no later than October 14, 2016. At a February 2016 meeting, the Funds’ Board of Trustees approved management’s recommendation that the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund and JPMorgan Municipal Money Market Fund should seek to qualify as Retail money market funds, that the JPMorgan Prime Money Market Fund will not seek to qualify as a Retail or a Government money market fund and will be required to comply with the floating NAV on or before October 14, 2016 and liquidity fees and redemption gate requirements on October 14, 2016, and that the JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan U.S. Government Money Market Fund and JPMorgan U.S. Treasury Plus Money Market Fund should seek to qualify as Government money market funds on or before October 14, 2016.

Effective October 1, 2016, the JPMorgan Prime Money Market Fund floated its NAV as described above.

118	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

Effective October 14, 2016, each of the JPMorgan Prime Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund and JPMorgan Municipal Money Market Fund reserve the ability to impose a liquidity fee and/or redemption gate in the event that its weekly liquid assets fall below a designated threshold.

During the period September 1, 2016 through October 27, 2016, JPMorgan Prime Money Market Fund had net redemptions of $49,657,028,178. This amount represented 67.7% of the Fund’s net assets as of August 31, 2016.

During the period September 1, 2016 through October 27, 2016, JPMorgan Liquid Assets Money Market Fund had net redemptions of $3,572,933,258. This amount represented 85.8% of the Fund’s net assets as of August 31, 2016.

During the period September 1, 2016 through October 27, 2016, JPMorgan Municipal Money Market Fund had net redemptions of $2,003,411,859. This amount represented 55.1% of the Fund’s net assets as of August 31, 2016.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	119

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2016, and continued to hold your shares at the end of the reporting period, August 31, 2016.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period	Annualized Expense Ratio
Prime Money Market Fund
Class C
Actual*	$1,000.00	$1,000.10	$2.87	0.57%
Hypothetical*	1,000.00	1,022.33	2.91	0.57
Agency
Actual*	1,000.00	1,001.60	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26
Capital
Actual*	1,000.00	1,002.10	0.86	0.17
Hypothetical*	1,000.00	1,024.35	0.87	0.17
Cash Management
Actual*	1,000.00	1,000.10	2.92	0.58
Hypothetical*	1,000.00	1,022.28	2.96	0.58
Direct
Actual*	1,000.00	1,000.00	1.51	0.30
Hypothetical*	1,000.00	1,023.69	1.53	0.30
Eagle Class
Actual*	1,000.00	1,000.10	2.87	0.57
Hypothetical*	1,000.00	1,022.33	2.91	0.57
IM
Actual*	1,000.00	1,002.10	0.81	0.16
Hypothetical*	1,000.00	1,024.40	0.82	0.16
Institutional Class
Actual*	1,000.00	1,001.90	1.01	0.20
Hypothetical*	1,000.00	1,024.20	1.02	0.20
Investor
Actual*	1,000.00	1,000.40	2.57	0.51
Hypothetical*	1,000.00	1,022.63	2.60	0.51

120	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period	Annualized Expense Ratio
Prime Money Market Fund (continued)
Morgan
Actual*	$1,000.00	$1,000.30	2.62%	0.52%
Hypothetical*	1,000.00	1,022.58	2.65	0.52
Premier
Actual*	1,000.00	1,000.70	2.27	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45
Reserve
Actual*	1,000.00	1,000.10	2.92	0.58
Hypothetical*	1,000.00	1,022.28	2.96	0.58
Service
Actual*	1,000.00	1,000.10	2.92	0.58
Hypothetical*	1,000.00	1,022.28	2.96	0.58

Liquid Assets Money Market Fund
Class C
Actual*	1,000.00	1,000.10	2.77	0.55
Hypothetical*	1,000.00	1,022.43	2.80	0.55
Agency
Actual*	1,000.00	1,001.50	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26
Capital
Actual*	1,000.00	1,001.90	0.91	0.18
Hypothetical*	1,000.00	1,024.30	0.92	0.18
E*Trade
Actual*	1,000.00	1,000.10	2.72	0.54
Hypothetical*	1,000.00	1,022.48	2.75	0.54
Institutional Class
Actual*	1,000.00	1,001.70	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Investor
Actual*	1,000.00	1,000.30	2.57	0.51
Hypothetical*	1,000.00	1,022.63	2.60	0.51
Morgan
Actual*	1,000.00	1,000.10	2.72	0.54
Hypothetical*	1,000.00	1,022.48	2.75	0.54
Premier
Actual*	1,000.00	1,000.50	2.27	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45
Reserve
Actual*	1,000.00	1,000.10	2.77	0.55
Hypothetical*	1,000.00	1,022.43	2.80	0.55
Service
Actual*	1,000.00	1,000.00	2.77	0.55
Hypothetical*	1,000.00	1,022.43	2.80	0.55

U.S. Government Money Market Fund
Agency
Actual*	1,000.00	1,000.90	1.26	0.25
Hypothetical*	1,000.00	1,023.95	1.28	0.25
Capital
Actual*	1,000.00	1,001.40	0.71	0.14
Hypothetical*	1,000.00	1,024.50	0.71	0.14
Direct
Actual*	1,000.00	1,000.70	1.46	0.29
Hypothetical*	1,000.00	1,023.74	1.48	0.29

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	121

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period	Annualized Expense Ratio
U.S. Government Money Market Fund (continued)
Eagle Class
Actual*	$1,000.00	$1,000.10	$2.07	0.41%
Hypothetical*	1,000.00	1,023.14	2.09	0.41
E*Trade
Actual**	1,000.00	1,000.10	1.98	0.41
Hypothetical*	1,000.00	1,023.14	2.09	0.41
IM
Actual*	1,000.00	1,001.40	0.71	0.14
Hypothetical*	1,000.00	1,024.50	0.71	0.14
Institutional Class
Actual*	1,000.00	1,001.20	0.86	0.17
Hypothetical*	1,000.00	1,024.35	0.87	0.17
Investor
Actual*	1,000.00	1,000.10	2.07	0.41
Hypothetical*	1,000.00	1,023.14	2.09	0.41
Morgan
Actual*	1,000.00	1,000.10	2.07	0.41
Hypothetical*	1,000.00	1,023.14	2.09	0.41
Premier
Actual*	1,000.00	1,000.10	2.02	0.40
Hypothetical*	1,000.00	1,023.19	2.04	0.40
Reserve
Actual*	1,000.00	1,000.10	2.07	0.41
Hypothetical*	1,000.00	1,023.14	2.09	0.41
Service
Actual*	1,000.00	1,000.10	2.07	0.41
Hypothetical*	1,000.00	1,023.14	2.09	0.41

U.S. Treasury Plus Money Market Fund
Class C
Actual*	1,000.00	1,000.00	1.97	0.39
Hypothetical*	1,000.00	1,023.24	1.99	0.39
Agency
Actual*	1,000.00	1,000.70	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26
Direct
Actual*	1,000.00	1,000.50	1.51	0.30
Hypothetical*	1,000.00	1,023.69	1.53	0.30
Eagle Class
Actual*	1,000.00	1,000.00	1.97	0.39
Hypothetical*	1,000.00	1,023.24	1.99	0.39
IM
Actual*	1,000.00	1,001.20	0.81	0.16
Hypothetical*	1,000.00	1,024.40	0.82	0.16
Institutional Class
Actual*	1,000.00	1,000.90	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Investor
Actual*	1,000.00	1,000.00	1.97	0.39
Hypothetical*	1,000.00	1,023.24	1.99	0.39
Morgan
Actual*	1,000.00	1,000.00	1.97	0.39
Hypothetical*	1,000.00	1,023.24	1.99	0.39
Premier
Actual*	1,000.00	1,000.00	1.97	0.39
Hypothetical*	1,000.00	1,023.24	1.99	0.39

122	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period	Annualized Expense Ratio
U.S. Treasury Plus Money Market Fund (continued)
Reserve
Actual*	$1,000.00	$1,000.00	$1.97	0.39%
Hypothetical*	1,000.00	1,023.24	1.99	0.39
Service
Actual*	1,000.00	1,000.00	1.97	0.39
Hypothetical*	1,000.00	1,023.24	1.99	0.39

Federal Money Market Fund
Agency
Actual*	1,000.00	1,000.70	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual*	1,000.00	1,001.00	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Morgan
Actual*	1,000.00	1,000.10	1.97	0.39
Hypothetical*	1,000.00	1,023.24	1.99	0.39
Premier
Actual*	1,000.00	1,000.10	1.97	0.39
Hypothetical*	1,000.00	1,023.24	1.99	0.39
Reserve
Actual*	1,000.00	1,000.10	1.97	0.39
Hypothetical*	1,000.00	1,023.24	1.99	0.39

100% U.S. Treasury Securities Money Market Fund
Agency
Actual*	1,000.00	1,000.50	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26
Capital
Actual*	1,000.00	1,000.90	0.91	0.18
Hypothetical*	1,000.00	1,024.30	0.92	0.18
Institutional Class
Actual*	1,000.00	1,000.70	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Morgan
Actual*	1,000.00	1,000.00	1.76	0.35
Hypothetical*	1,000.00	1,023.44	1.79	0.35
Premier
Actual*	1,000.00	1,000.00	1.76	0.35
Hypothetical*	1,000.00	1,023.44	1.79	0.35
Reserve
Actual*	1,000.00	1,000.00	1.76	0.35
Hypothetical*	1,000.00	1,023.44	1.79	0.35
Service
Actual*	1,000.00	1,000.00	1.76	0.35
Hypothetical*	1,000.00	1,023.44	1.79	0.35

Tax Free Money Market Fund
Agency
Actual*	1,000.00	1,000.60	1.21	0.24
Hypothetical*	1,000.00	1,024.00	1.22	0.24
Direct
Actual*	1,000.00	1,000.50	1.36	0.27
Hypothetical*	1,000.00	1,023.84	1.38	0.27
Eagle Class
Actual*	1,000.00	1,000.10	1.71	0.34
Hypothetical*	1,000.00	1,023.49	1.73	0.34

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	123

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period	Annualized Expense Ratio
Tax Free Money Market Fund (continued)
Institutional Class
Actual*	$1,000.00	$1,000.90	$0.96	0.19%
Hypothetical*	1,000.00	1,024.25	0.97	0.19
Morgan
Actual*	1,000.00	1,000.10	1.76	0.35
Hypothetical*	1,000.00	1,023.44	1.79	0.35
Premier
Actual*	1,000.00	1,000.10	1.71	0.34
Hypothetical*	1,000.00	1,023.49	1.73	0.34
Reserve
Actual*	1,000.00	1,000.10	1.76	0.35
Hypothetical*	1,000.00	1,023.44	1.79	0.35

Municipal Money Market Fund
Agency
Actual*	1,000.00	1,000.80	1.11	0.22
Hypothetical*	1,000.00	1,024.10	1.12	0.22
Eagle
Actual***	1,000.00	1,000.00	0.97	0.58
Hypothetical*	1,000.00	1,022.28	2.96	0.58
E*Trade
Actual*	1,000.00	1,000.10	2.02	0.40
Hypothetical*	1,000.00	1,023.19	2.04	0.40
Institutional Class
Actual*	1,000.00	1,001.10	1.01	0.20
Hypothetical*	1,000.00	1,024.20	1.02	0.20
Morgan
Actual*	1,000.00	1,000.00	2.02	0.40
Hypothetical*	1,000.00	1,023.19	2.04	0.40
Premier
Actual*	1,000.00	1,000.10	1.92	0.38
Hypothetical*	1,000.00	1,023.29	1.94	0.38
Reserve
Actual*	1,000.00	1,000.00	1.92	0.38
Hypothetical*	1,000.00	1,023.29	1.94	0.38
Service
Actual*	1,000.00	1,000.00	2.02	0.40
Hypothetical*	1,000.00	1,023.19	2.04	0.40

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 175/365 (to reflect the one-half year period). Commencement of operations was March 9, 2016.

***	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the one-half year period). Commencement of operations was July 1, 2016.

124	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2016, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 17, 2016.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to certain J.P. Morgan Funds, performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of the applicable Funds and their shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	125

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and JPMIM earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) for certain share classes which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Federal Money Market Fund and Tax Free Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional

126	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the first quintile based upon the Peer Group, and in the second quintile based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for the Morgan shares was in the first quintile based upon the Peer Group, and in the second quintile based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that performance for the Service shares was in the third, first and second quintiles based upon the Peer Group, and in the fourth, third, and third quintiles, based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the first quintile based upon the Peer Group and in the first, second and first quintile, based upon the Universe for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for the Morgan shares was in the first quintile based on the Peer Group, and in the second Quintile based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for the Service shares was in the second quintiles based upon the Peer Group, and in the fourth, third, and third quintiles, based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the second quintile based upon both the Peer Group and the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for Morgan shares was in first quintile based upon both the Peer Group and the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for Service shares was in the second, first and first quintiles, based upon the Peer Group, and in the second quintile based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively The Trustees discussed the performance and investment strategy of the Fund with the Adviser. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the fifth quintile, based upon the Peer Group, and in the third quintile based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for the Morgan shares was in third, third, and fourth quintiles, based upon the Peer Group, and in the third quintiles based upon the Universe, for one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for the Service shares was in the fourth quintile based upon the Peer Group, and in the third quintile based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	127

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the fourth, third and third quintiles based upon the Peer Group and in the second quintile based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for the Morgan shares was in the first quintile based upon both the Peer Group and Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the fifth quintile based upon the Peer Group, and in the third quintiles based upon the Universe, for the one-, three- and five-year period ended December 31, 2015, respectively. The Trustees noted that the performance for the Morgan shares was in the second, first and second quintiles based upon the Peer Group, and in the third quintile based upon the Universe, for the one-, three- and five-year period ended December 31, 2015, respectively. The Trustees noted that the performance for the Service shares was in the fifth quintile based upon the Peer Group, and in the third quintile for the one-, three- and five-year period ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the first, first and second quintiles based upon the Peer Group, and in the first, second, and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for the Morgan shares was in the first, first, and third quintiles based upon the Peer Group, and in the first, second, and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the third, second and first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015. The Trustees noted that the performance for the Morgan shares was in the third quintiles based upon both the Peer Group and Universe, for the one-, three-, and five-year periods ended December 31, 2015. The Trustees noted that the performance for the Service shares was in the third quintile, based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the fourth quintile based upon the Peer Group, and in the third quintile based upon the Universe, and that actual total expenses were in the first quintile based upon the Peer Group, and in the third quintile, based upon the Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the fifth quintile based upon the Peer Group, and in the fourth quintile based upon the Universe, and the actual total expenses were in the fifth quintile based upon both the Peer Group and the Universe. The Trustees noted that the net advisory fee for the Service shares was in the fourth quintile based upon the Peer Group, and in the third quintile based upon the Universe, and that the actual total expenses were in the fifth quintile based upon both the Peer Group and the Universe. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile based upon the Peer Group and in the third quintile based upon the Universe, and that the actual total expenses were in the second quintile based upon the Peer Group and in the fourth quintile based upon the Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the fifth quintile based upon the Peer Group, and in the fourth quintile, based upon the Universe, and that actual total

128	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

expenses were in the fifth quintile based upon both the Peer Group and Universe. The Trustees noted that the for the Service shares, the net advisory fee was in the second quintile based upon the Peer Group, and in the third quintile based upon the Universe, and that the actual total expenses were in the fifth quintile based upon both the Peer Group and the Universe. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee and actual total expenses for both Institutional and Service shares were in the fifth quintile based upon both the Peer Group and the Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the fifth quintile based upon the Peer Group and in the fourth quintile based upon the Universe, and that the actual total expenses were in the fifth quintile based upon the Peer Group and in the fourth quintile based upon the Universe. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee and actual total expenses for each of the Institutional, Morgan and Service shares were in the fifth quintile, based upon both the Peer Group and the Universe. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Institutional shares was in the third quintile, based upon both the Peer Group and the Universe, and that the actual total expenses were in the third quintile based upon the Peer Group and in the second quintile based upon the Universe. The Trustees noted that for the Morgan shares, the net advisory fee was in the fourth quintile based upon the Peer Group, and in the third quintile based upon the Universe, and that the actual total expenses were in the fifth quintile based upon the Peer Group, and in the fourth quintile based upon the Universe. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for Institutional shares was in the second quintile based upon the Peer Group, and in the third quintile based upon the Universe, and the actual total expenses were in the first quintile based upon the Peer Group, and in the second quintile based upon the Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the fourth quintile based upon the Peer Group, and in the second quintile based upon the Universe, and that the actual total expenses were in the first quintile based upon both the Peer Group and the Universe. The Trustees noted that the net advisory fee for the Service shares was in the fifth quintile based upon the Peer Group, and in the third quintile based upon the Universe, and that the actual total expenses were in the fifth quintile based upon both the Peer Group and the Universe. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for Institutional shares was in the second quintile, based upon both the Peer Group and the Universe, and that the actual total expenses were in the first quintile, based upon both the Peer Group and the Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the fourth quintile based upon the Peer Group, and in the second quintile, based upon the Universe, and that the actual total expenses were in the first quintile based upon both the Peer Group and the Universe. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the fifth quintile based upon the Universe and that the actual total expenses were in the fourth quintile, based upon the Universe. The Trustees noted the net advisory fee for the Morgan shares was in the fifth quintile based upon both the Peer Group and the Universe, and that the actual total expenses were in the fourth quintile based upon the Peer Group, and in the third quintile based upon the Universe. The Trustees noted that the net advisory fee for the Service shares was in the fifth quintile based upon the Universe, and that the actual total expenses were in the fourth quintile based upon the Universe. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2016	J.P. MORGAN MONEY MARKET FUNDS	129

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2016. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2016. The information necessary to complete your income tax returns for the calendar year ending December 31, 2016 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 29, 2016 (amounts in thousands):

Long-Term Capital Gain Distribution
Tax Free Money Market Fund	$1,518

130	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2016

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. August 2016.	SAN-MMKT-816

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2016 (Unaudited)

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Treasury & Agency Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 22, 2016 (Unaudited)

Dear Shareholder,

The U.S. continued to lead a slow global economic expansion through August 2016, further raising pressure on the U.S. Federal Reserve (the “Fed”) to begin raising interest rates even as leading central banks elsewhere extended their extraordinary stimulus efforts.

“It is especially notable that in the wake of a sell-off in June, financial markets fully recovered in the following two months.”

Amid uncertainty about China’s economic outlook in early 2016, a sharp sell-off in financial markets following Britain’s June 23rd vote to exit the European Union and low U.S. inflation, the Fed declined to raise rates at its May and July meetings. However, financial markets rebounded quickly from the so-called Brexit sell-off and investor concerns about China’s economy receded. By August 2016, investors’ appetite for risk had returned, driving up prices for both stocks and bonds and pushing market volatility to record lows.

Meanwhile, U.S. gross domestic product remained low but positive through the first and second quarters of 2016. Unemployment remained at 5.0% or lower from February through August and sales of new homes in the U.S. returned to levels last seen before the 2008 financial crisis.

Overseas, the European Central Bank (ECB) surprised financial markets in early March with a further cut in interest rates and an expansion of its own quantitative easing program, along with other specific stimulus policies. In July, the ECB maintained its key interest rate at zero. Partly in response to the Brexit vote, Britain’s central bank cut interest rates in August to their lowest level in the bank’s 322-year history and reintroduced a quantitative easing program and began buying corporate bonds. After introducing negative interest rates in early 2016 to combat sputtering growth, the Bank of Japan changed direction in early September 2016 and unveiled a “yield curve control” to improve commercial bank earnings and investment returns for pension funds and insurers.

The ultimate effect of these central bank actions was to produce negative yields on government bonds in Europe and Japan, which led to a bond market rally in the U.S. as investors sought returns in U.S. Treasury bonds. Bond yields generally move in the opposite direction of bond prices and the bond market rally pushed Treasury bond yields to record lows in July.

In this environment, the financial market’s implied probability of an interest rate increase at the Fed’s September 2016 meeting rose to 36% at the end of August. However, the U.S. central bank declined to raise rates, citing below-target inflation data and concerns about continued job growth.

While Fed Chairwoman Janet Yellen indicated there is a greater likelihood of an interest rate increase in December 2016, both the International Monetary Fund and the World Bank have issued warnings about slowing economic growth in the U.S. and the rest of the world.

During the six months ended August 31, 2016, U.S. investors generally enjoyed solid returns in both bond and stock markets. It is especially notable that in the wake of a sell-off in June, financial markets fully recovered in the following two months. We believe this outcome clearly illustrates the wisdom of an investment perspective that is diversified, persistent and is guided by a long-term vision.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

Overall, U.S. financial markets provided positive returns for the six month reporting period and rebounded from a startling but short sell-off in late June that was sparked by the British vote to exit the European Union. Continued low interest rates in the U.S. and negative rates elsewhere, along with generally strong U.S. corporate earnings, supported increased investment in U.S. stocks and bonds during the six month period.

A global bond market rally and central bank policies drove government bond yields, which generally move inversely to bond prices, into negative territory in Japan and Europe. Overseas buying of U.S. debt helped push yields on 10-year Treasury bonds to a record low of 1.32% in July. The relative health of the U.S. economy and demand from investors seeking higher yields bolstered prices for corporate bonds, particularly high yield bonds (also known as “junk bonds”). The Barclays U.S. Aggregate Index returned 3.68% and the Barclays High Yield Corporate Index returned 15.56% for the six months ended August 31, 2016.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.27%
Barclays U.S. Aggregate Index	3.68%

Net Assets as of 8/31/2016 (In Thousands)	$29,525,120
Duration as of 8/31/2016	5.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund’s Select Class Shares underperformed the Barclays U.S. Aggregate Index (the “Benchmark”). Relative to the Benchmark, the Fund’s underweight position in the corporate credit sector, particularly its underweight position in industrial bonds, was a leading detractor from performance. Overall, the mortgages sector underperformed the broader fixed-income market during the reporting period and the Fund’s overweight position in the mortgages sector detracted from relative performance.

The Fund’s security selection in asset-backed securities, and agency and non-agency collateralized mortgage obligations were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At August 31, 2016, the Fund had underweight positions in U.S. Treasury bonds and corporate bonds and had an overweight position in mortgage-backed securities relative to the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	25.1%
Corporate Bonds	22.7
Mortgage Pass-Through Securities	16.4
Collateralized Mortgage Obligations	15.1
Asset-Backed Securities	10.8
Commercial Mortgage-Backed Securities	2.9
U.S. Government Agency Securities	2.5
Foreign Government Securities	1.0
Others (each less than 1.0%)	0.6
Short-Term Investment	2.9

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
With Sales Charge**		(0.70)%	1.32%	2.25%	4.55%
Without Sales Charge		3.19	5.23	3.03	4.95
CLASS C SHARES	March 22, 1999
With CDSC***		1.90	3.49	2.36	4.27
Without CDSC		2.90	4.49	2.36	4.27
CLASS R2 SHARES	November 3, 2008	3.15	4.98	2.78	4.69
CLASS R5 SHARES	May 15, 2006	3.44	5.57	3.35	5.27
CLASS R6 SHARES	February 22, 2005	3.48	5.66	3.43	5.34
SELECT CLASS SHARES	June 1, 1991	3.27	5.34	3.21	5.12

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/06 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Core Bond Funds Index from August 31, 2006 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.88%
Barclays U.S. Aggregate Index	3.68%

Net Assets as of 8/31/2016 (In Thousands)	$6,843,602
Duration as of 8/31/2016	5.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund’s Select Class Shares outperformed the Barclays U.S. Aggregate Index (the “Benchmark”). Relative to the Benchmark, the Fund’s allocation to high yield bonds (also known as “junk bonds”), which outperformed investment grade debt securities during the six month reporting period, was a leading contributor to relative performance. The Fund’s overweight positions in corporate credit and commercial mortgage-backed securities, and its security selection in asset-backed securities, also contributed to relative performance.

The Fund’s overweight position in the broader mortgages sector was a leading detractor from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employ a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

PORTFOLIO COMPOSITION***
Corporate Bonds	25.2%
U.S. Treasury Obligations	24.9
Mortgage Pass-Through Securities	16.4
Asset-Backed Securities	11.3
Collateralized Mortgage Obligations	8.7
Commercial Mortgage-Backed Securities	5.5
Foreign Government Securities	1.0
Others (each less than 1.0%)	1.9
Short-Term Investment	5.1

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge**		0.79%	1.88%	3.46%	5.04%
Without Sales Charge		4.75	5.86	4.25	5.44
CLASS C SHARES	May 30, 2000
With CDSC***		3.36	4.10	3.57	4.78
Without CDSC		4.36	5.10	3.57	4.78
CLASS R2 SHARES	November 3, 2008	4.52	5.26	3.81	5.05
CLASS R6 SHARES	February 22, 2005	4.90	6.19	4.60	5.84
INSTITUTIONAL CLASS SHARES	June 19, 2009	4.73	5.99	4.52	5.70
SELECT CLASS SHARES	March 5, 1993	4.88	5.92	4.35	5.59

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/06 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2 and Institutional Class Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Institutional Class and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Plus Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from August 31, 2006 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.93%
Barclays U.S. Government Bond Index	2.07%

Net Assets as of 8/31/2016 (In Thousands)	$1,387,772
Duration as of 8/31/2016	5.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund’s Select Class Shares underperformed the Barclays U.S. Government Bond Index (the “Benchmark”). Amid a decline in long-term interest rates, the Fund’s allocation to U.S. Treasury Inflation Protected Securities, which are not held in the Benchmark, was a leading detractor from performance relative to the Benchmark. The Fund’s overweight allocation to agency debt made a positive contribution to relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers aimed to keep the duration of the Fund in a range of 5.00 to 5.50 years. Duration measures the price sensitivity of a bond or a portfolio of bonds relative to changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	37.3%
U.S. Treasury Obligations	26.8
U.S. Government Agency Securities	19.3
Mortgage Pass-Through Securities	8.9
Commercial Mortgage-Backed Securities	1.8
Foreign Government Security	0.5
Short-Term Investment	5.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	7

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge**		(2.00)%	0.18%	1.52%	4.21%
Without Sales Charge		1.79	4.04	2.31	4.61
CLASS C SHARES	March 22, 1999
With CDSC***		0.42	2.37	1.57	3.86
Without CDSC		1.42	3.37	1.57	3.86
CLASS R2 SHARES	November 3, 2008	1.66	3.78	2.04	4.35
CLASS R6 SHARES	August 1, 2016	1.84	4.34	2.56	4.89
SELECT CLASS SHARES	February 8, 1993	1.93	4.43	2.58	4.90

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/06 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2 and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Prior performance of Class R2 and Class R6 Shares have been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Government Bond Fund, the Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index from August 31, 2006 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	13.21%
Barclays U.S. Corporate High Yield — 2% Issuer Capped Index	15.56%

Net Assets as of 8/31/2016 (In Thousands)	$12,097,748
Duration as of 8/31/2016	5.7 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund’s Select Class Shares underperformed the Barclays U.S. Corporate High Yield – 2% Issuer Capped Index (the “Benchmark”). During the reporting period, high yield bonds (also known as “junk bonds”) generally outperformed other sectors of the bond market amid investor demand for higher bond yields.

Relative to the Benchmark, the Fund’s security selection in the energy and basic materials sectors was a leading detractor from performance. The Fund’s underweight position in bonds rated BB through C detracted from relative performance as securities of lower credit quality outperformed the market during the six month period.

Relative to the Benchmark, the Fund’s security selection in the utilities sector and its underweight position in the consumer cyclicals sector made a positive contribution to performance. The Fund’s overweight positions in bonds rated BBB and unrated bonds also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers sought to take specific, targeted credit risk based on the portfolio managers’ analysis of favorable risk/reward opportunities, while continuing to build a core of improving below investment grade investments. The portfolio managers moved the portfolio into higher quality debt securities amid persistent market volatility. In the energy sector, the managers continued to seek value in higher quality debt securities of companies with strong balance sheets.

PORTFOLIO COMPOSITION***
Corporate Bonds	86.8%
Loan Assignments	6.5
Others (each less than 1.0%)	1.5
Short-Term Investments	5.2

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	9

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 13, 1998
With Sales Charge**		8.75%	2.43%	5.59%	6.35%
Without Sales Charge		13.01	6.37	6.40	6.76
CLASS C SHARES	March 22, 1999
With CDSC***		11.66	4.75	5.78	6.10
Without CDSC		12.66	5.75	5.78	6.10
CLASS R2 SHARES	November 3, 2008	12.85	6.03	6.05	6.44
CLASS R5 SHARES	May 15, 2006	13.21	6.59	6.67	7.05
CLASS R6 SHARES	February 22, 2005	13.24	6.63	6.71	7.10
SELECT CLASS SHARES	November 13, 1998	13.21	6.57	6.62	7.00

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/06 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan High Yield Fund, the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Yield Bond Index from August 31, 2006 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.88%
Barclays 1-10 Year U.S. TIPS Index	2.58%
Barclays U.S. Intermediate Aggregate Index	2.17%
Inflation Managed Bond Composite Benchmark (1)	2.81%

Net Assets as of 8/31/2016 (In Thousands)	$1,418,331
Duration as of 8/31/2016	3.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund’s Select Class Shares outperformed the Barclays 1-10 Year U.S. TIPS (Treasury Inflation Protected Securities) Index (the “Index”), the Barclays U.S. Intermediate Aggregate Index and the Inflation Managed Bond Composite Benchmark.

The Fund’s inflation hedge contributed to both absolute performance and performance relative to the Index. The recovery in prices for commodities and other assets, and a subsequent rise in inflation expectations, drove inflation-linked fixed income securities to outperform other fixed-income sectors.

Relative to the Index, the Fund’s overall shorter duration detracted from performance amid a decline in interest rates during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers sought to protect the portfolio from inflation risk across maturities. Therefore, the yield curve positioning of the underlying core bonds is used as the general basis for the Fund’s inflation swap positioning. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s portfolio managers manage the duration of the inflation protection vs. the duration of the underlying bonds to protect the portfolio from both actual realized inflation as well as the loss of value that results from an increase in inflation expectations. The inflation protection is actively managed, and the Fund’s portfolio managers may elect to deviate from the yield curve positioning of the underlying bonds as a result of opportunities that result from macroeconomic or technical factors. During the reporting period, the managers reduced the Fund’s overall inflation exposure ahead of a typically poor seasonal environment for inflation-linked securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	31.9%
Collateralized Mortgage Obligations	16.9
U.S. Government Agency Securities	15.3
U.S. Treasury Obligations	12.1
Mortgage Pass-Through Securities	8.8
Asset-Backed Securities	6.2
Commercial Mortgage-Backed Securities	3.0
Foreign Government Securities	0.4
Short-Term Investments	5.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.
(1)	The Fund’s composite benchmark is determined by adding the performance return of the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	11

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 31, 2010
With Sales Charge**		(1.13)%	(0.67)%	0.35%	1.64%
Without Sales Charge		2.77	3.25	1.12	2.25
CLASS C SHARES	March 31, 2010
With CDSC***		1.47	1.54	0.46	1.58
Without CDSC		2.47	2.54	0.46	1.58
CLASS R2 SHARES	March 31, 2010	2.76	3.00	0.87	2.00
CLASS R5 SHARES	March 31, 2010	2.88	3.36	1.31	2.46
CLASS R6 SHARES	November 30, 2010	3.03	3.57	1.39	2.52
SELECT CLASS SHARES	March 31, 2010	2.88	3.34	1.27	2.39

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/10 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Inflation Managed Bond Fund, the Barclays 1–10 Year U.S. TIPS Index, the Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark and the Lipper Inflation-Protected Bond Funds Index from March 31, 2010 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–10 Year U.S. TIPS Index and the Barclays U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Inflation-Protected Bond

Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Barclays U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index. The Lipper Inflation-Protected Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.08%
Barclays 1–3 Year U.S. Government/Credit Bond Index	0.94%

Net Assets as of 8/31/2016 (In Thousands)	$1,262,518
Duration as of 8/31/2016	1.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund’s Select Class Shares outperformed the Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

The Fund’s overweight position in the 5-10 year maturity portion of the yield curve made positive contributions to relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s allocation to mortgage securities, which are not held in the Benchmark, also contributed to relative performance.

During the reporting period, corporate bonds performed strongly and the Fund’s underweight position in corporate bonds detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the six month period, the Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. During the reporting period, the Fund’s portfolio managers used a money market fund to maintain a degree of liquidity for the Fund. During the reporting period, the Fund’s overall duration increased to 1.15 years at August 31, 2016, from 0.98 years at February 29, 2016. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	55.5%
Asset-Backed Securities	19.8
Corporate Bonds	9.0
Mortgage Pass-Through Securities	4.0
Commercial Mortgage-Backed Securities	3.2
Municipal Bond	0.1
Short-Term Investment	8.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	13

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 10, 1993
With Sales Charge**		(1.32)%	(1.26)%	1.75%	2.33%
Without Sales Charge		0.95	1.02	2.22	2.56
CLASS C SHARES	November 1, 2001
With CDSC***		(0.29)	(0.57)	1.70	2.05
Without CDSC		0.71	0.43	1.70	2.05
CLASS R6 SHARES	February 22, 2005	1.19	1.39	2.67	3.02
SELECT CLASS SHARES	February 2, 1993	1.08	1.17	2.46	2.81

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/06 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Limited Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index from August 31, 2006 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short-Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.77%
Barclays U.S. MBS Index	1.73%

Net Assets as of 8/31/2016 (In Thousands)	$2,782,498
Duration as of 8/31/2016	3.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund’s Select Class Shares outperformed the Barclays U.S. MBS Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocations to agency pass-through bonds and non-agency mortgage bonds were leading contributors to performance. The Fund’s allocation to commercial mortgage backed securities also contributed to relative performance.

The Fund’s allocation to agency collateralized mortgage obligations detracted from relative performance. The Fund’s allocation to short-term debt securities, which were used to manage liquidity within the Fund, also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Mortgage Pass-Through Securities	39.3%
Collateralized Mortgage Obligations	38.3
Asset-Backed Securities	9.3
Commercial Mortgage-Backed Securities	5.2
U.S. Treasury Obligations	1.0
Loan Assignment	0.2
Short-Term Investment	6.7

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	15

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	August 18, 2000
With Sales Charge**		(2.18)%	(0.51)%	2.17%	4.83%
Without Sales Charge		1.60	3.35	2.95	5.23
CLASS C SHARES	July 2, 2012
With CDSC***		0.31	1.87	2.46	4.72
Without CDSC		1.31	2.87	2.46	4.72
CLASS R6 SHARES	February 22, 2005	1.76	3.78	3.37	5.65
SELECT CLASS SHARES	August 18, 2000	1.77	3.70	3.23	5.51

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/06 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. Prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mortgage-Backed Securities Fund, the Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index from August 31, 2006 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper U.S. Mortgage Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.99%
Barclays 1–3 Year U.S. Government/Credit Bond Index	0.94%

Net Assets as of 8/31/2016 (In Thousands)	$11,065,173
Duration as of 8/31/2016	1.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund’s Select Class Shares outperformed the Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”). The Fund’s allocation to asset-backed securities, which are not held in the Benchmark, made a positive contribution to performance relative to the Benchmark. The Fund’s allocation to commercial mortgage-backed securities also contributed to relative performance.

Relative to the Benchmark, the Fund’s security selection in the non-corporate credit sector and its allocation to agency debt were leading detractors from performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct what they believed to be a portfolio of undervalued fixed income securities. The Fund was positioned with an underweight position in corporate bonds and agency bonds and an overweight in mortgage-backed and asset-backed securities, which were not held in the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	56.3%
Corporate Bonds	22.5
Asset-Backed Securities	8.9
Collateralized Mortgage Obligations	4.2
U.S. Government Agency Securities	3.9
Mortgage Pass-Through Securities	2.6
Commercial Mortgage-Backed Securities	1.2
Short-Term Investment	0.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	17

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		(1.52)%	(1.32)%	0.16%	2.02%
Without Sales Charge		0.76	0.95	0.61	2.25
CLASS C SHARES	November 1, 2001
With CDSC***		(0.50)	(0.56)	0.12	1.74
Without CDSC		0.50	0.44	0.12	1.74
CLASS R6 SHARES	February 22, 2005	1.02	1.38	1.12	2.76
SELECT CLASS SHARES	September 4, 1990	0.99	1.22	0.88	2.51

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/06 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from August 31, 2006 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan Short Duration High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	8.86%
Barclays U.S. Aggregate Index	3.68%
BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index	15.01%

Net Assets as of 8/31/2016 (In Thousands)	$166,442
Duration as of 8/31/2016	2.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration High Yield Fund (the “Fund”) seeks current income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund’s Select Class Shares outperformed the Barclays U.S. Aggregate Index and underperformed the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index (the “Benchmark”). During the reporting period, high yield bonds (also known as “junk bonds”) generally outperformed other sectors of the bond market amid relative strength in the U.S. economy and investor demand for higher yielding bonds. The Fund’s allocation to high yield bonds made a positive contribution to performance relative to the Barclays U.S. Aggregate Index.

The Fund’s underweight allocation to corporate bonds and its allocation to bank debt, which was not held in the Benchmark, were leading detractors from performance relative to the Benchmark. The Fund’s underweight position and security selection in the energy sector, its security selection in the basic industries sector and its underweight position in bonds rated CCC and lower also detracted from relative performance.

The Fund’s underweight position in the capital goods and banking sectors made a positive contribution to relative performance for the six month reporting period. The Fund’s allocation to unrated bonds, which were not held in the Benchmark, also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

Relative to the Benchmark, the Fund was overweight in securities rated AAA, A and B and was underweight in securities rated BB, CCC and lower. The portfolio managers remained cautious about companies that they believed had elevated credit risk.

PORTFOLIO COMPOSITION***
Corporate Bonds	73.9%
Loan Assignments	21.1
Other (each less than 1.0%)	1.7
Short-Term Investment	3.3

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	19

JPMorgan Short Duration High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
With Sales Charge**		6.20%	1.70%	1.79%	1.74%
Without Sales Charge		8.59	4.06	2.57	2.40
CLASS C SHARES	March 1, 2013
With CDSC***		7.45	2.55	2.05	1.89
Without CDSC		8.45	3.55	2.05	1.89
CLASS R6 SHARES	March 1, 2013	8.93	4.48	2.99	2.81
SELECT CLASS SHARES	March 1, 2013	8.86	4.35	2.84	2.66

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration High Yield Fund, the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index and the Lipper High Yield Bond Index from March 1, 2013 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. Cash Pay High Yield Index with a remaining term to final maturity less than 5 years but caps issuer exposure at 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.49%
Barclays 1–5 Year U.S. Treasury Index	0.69%

Net Assets as of 8/31/2016 (In Thousands)	$103,078
Duration as of 8/31/2016	2.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Treasury & Agency Fund (the “Fund”) seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund’s Select Class Shares underperformed the Barclays 1-5 Year U.S. Treasury Index (the “Benchmark”). Relative to the Benchmark, the Fund’s shorter overall duration was a detractor from performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

The Fund’s allocation and security selection in agency bonds, which are not held in the Benchmark, was a leading contributor to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	86.7%
U.S. Government Agency Securities	12.3
Short-Term Investment	1.0

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	21

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	January 20, 1997
With Sales Charge**		(1.90)%	(1.44)%	(0.24)%	1.83%
Without Sales Charge		0.39	0.86	0.22	2.06
SELECT CLASS SHARES	January 20, 1997	0.49	1.19	0.48	2.32

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.

TEN YEAR PERFORMANCE (8/31/06 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Treasury & Agency Fund, the Barclays 1–5 Year U.S. Treasury Index, the Barclays 1–3 Year U.S. Treasury Index and the Lipper Short U.S. Treasury Funds Average from August 31, 2006 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–5 Year U.S. Treasury Index and the Barclays 1–3 Year U.S. Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Short U.S. Treasury Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–5 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to five years. The Barclays 1–3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to three years. Investors cannot invest directly in an index. The Lipper Short U.S. Treasury Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 10.7%
5,650	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 4.861%, 06/25/35	5,775
	Academic Loan Funding Trust,
5,280	Series 2012-1A, Class A1, VAR, 1.288%, 12/27/22 (e)	5,281
3,984	Series 2013-1A, Class A, VAR, 1.324%, 12/26/44 (e)	3,918
	Ally Auto Receivables Trust,
562	Series 2013-2, Class A3, 0.790%, 01/15/18	562
1,200	Series 2013-2, Class A4, 1.240%, 11/15/18	1,201
5,737	Series 2014-SN2, Class A3, 1.030%, 09/20/17	5,736
1,476	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	1,476
7,021	Series 2015-SN1, Class A3, 1.210%, 12/20/17	7,020
6,678	Series 2016-1, Class A2A, 1.200%, 08/15/18	6,684
26,835	Series 2016-2, Class A2, 1.170%, 10/15/18	26,850
	American Credit Acceptance Receivables Trust,
1,769	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	1,770
2,374	Series 2014-3, Class B, 2.430%, 06/10/20 (e)	2,373
2,798	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	2,796
6,377	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	6,374
8,997	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	8,999
5,000	Series 2016-2, Class C, 6.090%, 05/12/22 (e)	5,249
9,219	Series 2016-3, Class A, 1.700%, 11/12/20 (e)	9,212
17,165	Series 2016-1A, Class B, 4.240%, 06/13/22 (e)	17,602
	American Homes 4 Rent Trust,
4,000	Series 2014-SFR1, Class C, VAR, 2.257%, 06/17/31 (e)	3,967
12,111	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	13,128
2,400	Series 2014-SFR2, Class B, 4.290%, 10/17/36 (e)	2,618
4,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	4,384
7,300	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	7,993

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

9,709	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	10,459
3,750	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	4,050
16,970	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	18,817
17,806	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	19,007
7,420	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	7,816
1,415	Series 2015-SFR2, Class E, 6.070%, 10/17/45 (e)	1,537
	AmeriCredit Automobile Receivables Trust,
396	Series 2013-5, Class A3, 0.900%, 09/10/18	395
3,653	Series 2015-2, Class A2A, 0.830%, 09/10/18	3,651
6,357	Series 2016-1, Class A3, 1.810%, 10/08/20	6,387
19,794	Series 2016-2, Class A2A, 1.420%, 10/08/19	19,802
3,582	Series 2016-2, Class A3, 1.600%, 11/09/20	3,586
5,937	Series 2016-3, Class A3, 1.460%, 05/08/21	5,920
38	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 4.972%, 01/25/34	39
49,800	Anchor Assets IX LLC, Series 2016-1, Class A, 5.125%, 02/15/20 (e)	49,800
25,074	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	24,490
	AXIS Equipment Finance Receivables III LLC,
9,507	Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	9,488
1,200	Series 2015-1A, Class C, 3.410%, 04/20/20 (e)	1,181
1,200	Series 2015-1A, Class D, 4.050%, 05/20/20 (e)	1,154
	B2R Mortgage Trust,
9,507	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	9,482
19,526	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	20,042
9,300	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	9,323
12,698	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	12,504

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	BCC Funding Corp. X,
16,731	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	16,671
2,717	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	2,739
444	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.894%, 04/25/36 (e)	430
1,850	Blue Elephant Loan Trust, Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,843
	BMW Vehicle Owner Trust,
175	Series 2013-A, Class A3, 0.670%, 11/27/17	175
4,702	Series 2014-A, Class A3, 0.970%, 11/26/18	4,700
3,570	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	3,555
	Cabela’s Credit Card Master Note Trust,
6,816	Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	6,825
5,757	Series 2015-2, Class A1, 2.250%, 07/17/23	5,809
6,254	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	6,252
	Capital Auto Receivables Asset Trust,
18,072	Series 2016-1, Class A3, 1.730%, 04/20/20	18,100
4,276	Series 2016-2, Class A2A, 1.320%, 01/22/19	4,269
	CarFinance Capital Auto Trust,
411	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	413
726	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	725
2,250	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	2,251
7,963	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	7,923
5,960	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	5,926
10,928	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.528%, 10/15/21 (e)	8,961
	CarMax Auto Owner Trust,
9,689	Series 2013-2, Class A4, 0.840%, 11/15/18	9,674
1,176	Series 2013-4, Class A3, 0.800%, 07/16/18	1,176

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,612	Series 2013-4, Class A4, 1.280%, 05/15/19	2,615
5,354	Series 2014-2, Class A3, 0.980%, 01/15/19	5,349
4,716	Series 2015-2, Class A2A, 0.820%, 06/15/18	4,713
3,897	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	3,893
	Chase Funding Trust,
1,773	Series 2003-4, Class 1A5, SUB, 5.315%, 05/25/33	1,820
2,737	Series 2003-6, Class 1A5, SUB, 5.164%, 11/25/34	2,840
4,664	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	4,756
28,332	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	28,387
	Citi Held For Asset Issuance,
3,138	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	3,134
12,837	Series 2015-PM1, Class B, 2.930%, 12/15/21 (e)	12,696
21,078	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	21,260
25,040	Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	25,403
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,399
264	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	262
443	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.904%, 12/25/33	435
20,177	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	20,181
23,510	Colony American Homes, Series 2014-2A, Class A, VAR, 1.472%, 07/17/31 (e)	23,332
26,904	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	26,916
8,628	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47	1,432
2,231	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	2,232
19,583	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 2.893%, 06/25/40 (e)	2,514

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	CPS Auto Receivables Trust,
2,723	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	2,725
2,321	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	2,299
351	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	351
1,290	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	1,290
1,489	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	1,488
2,910	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	2,903
6,350	Series 2014-B, Class C, 3.230%, 05/15/20 (e)	6,253
4,101	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	4,094
4,347	Series 2014-C, Class C, 3.770%, 08/17/20 (e)	4,270
8,489	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	8,480
4,000	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	3,933
8,040	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	8,029
2,900	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	2,823
25,798	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	25,746
16,500	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	15,883
5,849	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	5,776
14,569	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	14,619
8,013	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	8,031
2,456	Series 2016-B, Class B, 3.180%, 09/15/20 (e)	2,465
7,840	Series 2016-C, Class C, 3.270%, 06/15/22 (e)	7,810
	CPS Auto Trust,
2,083	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	2,079
1,219	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	1,217
	Credit Acceptance Auto Loan Trust,
11,847	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	11,843

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

17,727	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	17,771
2,605	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	2,602
	CWABS, Inc. Asset-Backed Certificates,
280	Series 2003-5, Class MF1, VAR, 5.403%, 01/25/34	279
10	Series 2004-1, Class 3A, VAR, 1.084%, 04/25/34	8
635	Series 2004-1, Class M1, VAR, 1.274%, 03/25/34	611
243	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.424%, 10/25/34	228
91	CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.349%, 03/25/34	84
	Drive Auto Receivables Trust,
12,065	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	12,346
15,484	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	15,504
14,251	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	14,372
6,588	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	6,574
2,640	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	2,731
13,085	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	13,227
16,810	Series 2016-AA, Class C, 3.910%, 05/17/21 (e)	17,201
3,182	Series 2016-BA, Class B, 2.560%, 06/15/20 (e)	3,198
	DT Auto Owner Trust,
3,498	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	3,498
12,166	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	12,145
14,959	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	14,985
11,818	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	11,807
5,808	Series 2016-2A, Class C, 3.670%, 01/18/22 (e)	5,930
	Exeter Automobile Receivables Trust,
235	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	235
2,595	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	2,608

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,920	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	3,915
5,389	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,431
5,550	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	5,556
9,000	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	8,980
9,311	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	9,290
12,582	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	12,573
15,414	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	15,385
7,800	Series 2016-2A, Class B, 3.640%, 02/15/22 (e)	7,772
1,726	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.960%, 03/15/19	1,725
	First Investors Auto Owner Trust,
543	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	543
4,892	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	4,894
3,711	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	3,706
5,530	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	5,519
2,933	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	2,869
17,817	Series 2016-1A, Class A1, 1.920%, 05/15/20 (e)	17,845
	FirstKey Lending Trust,
29,615	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	29,521
11,055	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	11,098
	Flagship Credit Auto Trust,
2,215	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	2,216
1,895	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	1,892
2,220	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	2,223
6,757	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	6,737
7,359	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	7,390
3,958	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	3,973

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

11,714	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	11,669
17,379	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	17,447
5,299	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	5,422
5,163	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	5,275
26,014	Series 2016-1, Class A, 2.770%, 12/15/20 (e)	26,141
3,150	Series 2016-2, Class B, 3.840%, 09/15/22 (e)	3,244
21,080	Series 2016-2, Class C, 6.220%, 09/15/22 (e)	22,683
	Ford Credit Auto Lease Trust,
920	Series 2014-B, Class A3, 0.890%, 09/15/17	919
2,970	Series 2014-B, Class A4, 1.100%, 11/15/17	2,970
	Ford Credit Auto Owner Trust,
3,675	Series 2014-B, Class A3, 0.900%, 10/15/18	3,673
5,168	Series 2014-C, Class A3, 1.060%, 05/15/19	5,168
9,816	Series 2015-A, Class A3, 1.280%, 09/15/19	9,833
7,756	Series 2016-B, Class A3, 1.330%, 10/15/20	7,774
1,393	Freedom Trust, Series 2012-2, Class A24, VAR, 5.979%, 10/26/42 (e)	1,402
494	FRT Trust, Series 2013-1A, Class A2N, SUB, 5.000%, 10/25/33 (e)	487
18,471	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	18,374
413	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	349
	GLC II Trust,
6,637	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	6,554
1,261	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	1,233
	GLC Trust,
7,219	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	7,169
602	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	588
	GLS Auto Receivables Trust,
20,626	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	20,584

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
9,473	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	9,538
31,140	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	31,297
8,500	Series 2016-1A, Class C, 6.900%, 10/15/21 (e)	8,961
	GM Financial Automobile Leasing Trust,
8,903	Series 2015-1, Class A2, 1.100%, 12/20/17	8,901
10,058	Series 2015-1, Class A3, 1.530%, 09/20/18	10,092
4,191	Series 2015-1, Class A4, 1.730%, 06/20/19	4,206
3,461	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	3,460
	GO Financial Auto Securitization Trust,
3,828	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	3,822
8,462	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	8,431
11,580	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	11,636
8,222	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	8,238
8,855	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class CT1, 3.438%, 10/15/46 (e)	8,848
612	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.724%, 03/25/36	555
	Honda Auto Receivables Owner Trust,
700	Series 2013-4, Class A3, 0.690%, 09/18/17	699
700	Series 2013-4, Class A4, 1.040%, 02/18/20	700
3,509	Series 2014-2, Class A3, 0.770%, 03/19/18	3,506
298	Series 2015-1, Class A2, 0.700%, 06/15/17	298
12,800	Series 2016-1, Class A2, 1.010%, 06/18/18	12,791
	HSBC Home Equity Loan Trust USA,
162	Series 2007-1, Class AS, VAR, 0.712%, 03/20/36	161
2,522	Series 2007-3, Class APT, VAR, 1.712%, 11/20/36	2,516
	Hyundai Auto Receivables Trust,
4,759	Series 2014-B, Class A3, 0.900%, 12/17/18	4,755

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,546	Series 2015-B, Class A2A, 0.690%, 04/16/18	2,545
9,311	Series 2015-B, Class A3, 1.120%, 11/15/19	9,303
6,560	Series 2016-A, Class A3, 1.560%, 09/15/20	6,608
21,877	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.507%, 06/17/31 (e)	21,756
	KGS-Alpha SBA COOF Trust,
79,494	Series 2012-2, Class A, IO, VAR, 0.878%, 08/25/38 (e)	2,149
21,839	Series 2012-3, Class A, IO, VAR, 1.432%, 09/25/26 (e)	399
112,496	Series 2012-4, Class A, IO, VAR, 09/25/37 (e)	4,130
47,401	Series 2012-6, Class A, IO, VAR, 0.620%, 05/25/39 (e)	889
54,390	Series 2013-2, Class A, IO, VAR, 1.596%, 03/25/39 (e)	2,541
47,715	Series 2014-1, Class A, IO, VAR, 1.347%, 10/25/32 (e)	1,864
16,312	Series 2014-2, Class A, IO, VAR, 3.168%, 04/25/40 (e)	1,927
19,434	Series 2015-2, Class A, IO, VAR, 2.899%, 07/25/41 (e)	2,578
9,329	LendingClub Issuance Trust, Series 2016-NP1, Class A, 3.750%, 06/15/22 (e)	9,341
20,739	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	20,563
	Long Beach Mortgage Loan Trust,
3,645	Series 2004-1, Class M1, VAR, 1.274%, 02/25/34 (e)	3,458
546	Series 2004-3, Class M1, VAR, 1.379%, 07/25/34	524
471	Series 2006-WL2, Class 2A3, VAR, 0.724%, 01/25/36 (e)	457
	LV Tower 52 Issuer LLC,
24,339	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	23,723
9,028	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	8,498
	MarketPlace Loan Trust,
1,504	Series 2015-OD3, Class A, 3.250%, 09/17/17 (e)	1,496
5,507	Series 2015-OD3, Class B, 5.250%, 09/17/17 (e)	5,469
4,736	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	4,738
7,249	Series 2015-OD4, Class B, 5.250%, 12/18/17 (e)	7,204

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
30,371	Marlette Funding Trust, Series 2016-1A, Class A, 3.060%, 01/17/23 (e)	30,396
12,654	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	12,647
8,222	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	8,581
	Mid-State Capital Trust,
3,944	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	4,038
7,098	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	7,526
	Nationstar HECM Loan Trust,
1,160	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	1,160
7,858	Series 2016-1A, Class A, 2.981%, 02/25/26 (e)	7,853
8,828	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	8,829
7,404	Series 2016-2A, Class A, 2.239%, 06/25/26 (e)	7,404
8,914	Series 2016-3A, Class A, 2.013%, 08/25/26 (e)	8,914
2,578	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.171%, 11/25/33	2,647
11,891	Nissan Auto Lease Trust, Series 2015-A, Class A2A, 0.990%, 11/15/17	11,890
	Nissan Auto Receivables Owner Trust,
3,418	Series 2014-B, Class A3, 1.110%, 05/15/19	3,419
6,326	Series 2016-B, Class A3, 1.320%, 01/15/21	6,341
	NRPL Trust,
15,126	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	15,021
12,500	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	12,407
34,055	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	33,307
7,000	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	6,621
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
14,811	Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	14,752
9,747	Series 2016-T1, Class AT1, 2.751%, 06/15/49 (e)	9,715

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oak Hill Advisors Residential Loan Trust,
14,332	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	14,205
5,128	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	5,027
	Ocwen Master Advance Receivables Trust,
20,536	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	20,547
3,921	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	3,921
3,894	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	3,903
14,999	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	15,004
9,662	Series 2016-T1, Class AT1, 2.521%, 08/17/48 (e)	9,656
4,384	Series 2016-T1, Class DT1, 4.246%, 08/17/48 (e)	4,381
	OnDeck Asset Securitization Trust II LLC,
14,247	Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	14,318
7,826	Series 2016-1A, Class B, 7.630%, 05/17/20 (e)	7,944
	OneMain Direct Auto Receivables Trust,
25,355	Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	25,316
5,057	Series 2016-1A, Class C, 4.580%, 09/15/21 (e)	5,040
	OneMain Financial Issuance Trust,
18,916	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	18,935
3,571	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	3,579
38,001	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	38,058
11,466	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	11,439
28,767	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	29,079
10,800	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	10,732
56,051	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	56,110
11,620	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	11,371
12,500	Series 2016-1A, Class C, 6.000%, 02/20/29 (e)	12,587
30,435	Series 2016-2A, Class C, SUB, 7.200%, 03/20/28 (e)	30,408

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
5,675	OneMain Financial Issuance Trust 2016-2, Series 2016-2A, Class B, 5.940%, 03/20/28 (e)	5,903
	Oportun Funding II LLC,
29,486	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	29,486
11,354	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	11,347
	Oportun Funding III LLC,
24,511	Series 2016-B, Class A, 3.690%, 07/08/21 (e)	24,438
2,677	Series 2016-B, Class B, 5.160%, 07/08/21 (e)	2,669
134	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.364%, 02/25/33	126
2,161	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	2,148
	Pretium Mortgage Credit Partners I LLC,
12,767	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	12,771
12,483	Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	12,298
	Progreso Receivables Funding III LLC,
24,831	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	24,839
7,935	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	7,945
	Progreso Receivables Funding IV LLC,
13,022	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	12,964
6,046	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	6,040
	Progress Residential Trust,
26,662	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	27,012
7,295	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	7,377
16,110	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	16,203
8,917	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	8,830
32,590	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	33,461
1,791	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	1,866
4,000	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	4,140

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Purchasing Power Funding LLC,
28,000	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	28,052
7,446	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	7,409
	RAMP Trust,
994	Series 2004-RS11, Class M1, VAR, 1.454%, 11/25/34 (e)	988
5,591	Series 2006-RZ1, Class A3, VAR, 0.824%, 03/25/36 (e)	5,547
	RASC Trust,
41	Series 2002-KS4, Class AIIB, VAR, 1.024%, 07/25/32	37
46	Series 2003-KS5, Class AIIB, VAR, 1.104%, 07/25/33	41
57	Series 2003-KS9, Class A2B, VAR, 1.164%, 11/25/33	48
3,506	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	3,506
97	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	45
12,762	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	12,659
	Santander Drive Auto Receivables Trust,
2,400	Series 2015-3, Class A3, 1.490%, 06/17/19	2,403
2,000	Series 2015-4, Class A3, 1.580%, 09/16/19	2,004
5,906	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	5,862
468	Series 2015-S2, Class R1, 1.840%, 11/18/19 (e)	468
4,289	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	4,257
5,319	Series 2016-1, Class A2A, 1.410%, 07/15/19	5,322
8,849	Series 2016-1, Class A3, 1.620%, 03/16/20	8,850
1,030	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33 (e)	1,039
669	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.392%, 01/25/36	498
3,188	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	3,167
4,467	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.850%, 01/18/22 (e)	4,460

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
4,088	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	4,080
19,032	SoFi Consumer Loan Program LLC, Series 2016-2A, Class A, 3.090%, 10/27/25 (e)	19,185
	SpringCastle America Funding LLC,
28,521	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	28,543
13,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	13,480
	Springleaf Funding Trust,
32,623	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	32,643
3,616	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	3,618
38,406	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	38,731
8,805	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	8,627
15,206	Spruce ABS Trust, Series 2016-E1, Class A, 4.320%, 06/15/28 (e)	15,190
	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
10,295	Series 2015-T2, Class CT2, 3.740%, 01/15/47 (e)	10,296
9,453	Series 2015-T2, Class DT2, 4.230%, 01/15/47 (e)	9,453
1,619	Series 2015-T3, Class CT3, 3.910%, 07/15/47 (e)	1,621
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
538	Series 2002-AL1, Class A2, 3.450%, 02/25/32	536
1,183	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,173
1,861	Series 2004-6XS, Class A5A, SUB, 6.030%, 03/25/34	1,863
1,489	Series 2004-6XS, Class A5B, SUB, 6.050%, 03/25/34	1,505
10,521	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	10,465
3,776	Tidewater Auto Receivables Trust, Series 2014-AA, Class C, 2.560%, 08/15/19 (e)	3,777
	Toyota Auto Receivables Owner Trust,
4,028	Series 2014-C, Class A3, 0.930%, 07/16/18	4,026
5,871	Series 2016-B, Class A3, 1.300%, 04/15/20	5,874

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

23,536	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.458%, 10/15/18 (e)	23,183
6,034	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.757%, 05/17/32 (e)	5,990
	U.S. Residential Opportunity Fund III Trust,
16,652	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	16,658
22,030	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	22,010
	United Auto Credit Securitization Trust,
5,000	Series 2016-1, Class B, 2.730%, 05/15/18 (e)	5,004
6,000	Series 2016-1, Class C, 3.550%, 08/15/19 (e)	5,996
16,784	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	16,744
2,394	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 01/20/21 (e)	2,394
3,988	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	3,975
3,415	Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	3,413
4,249	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	4,243
	VOLT XIX LLC,
10,950	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	10,974
2,600	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	2,531
13,680	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	13,820
7,399	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	7,454
18,368	VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	18,457
12,158	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	12,184
	VOLT XXII LLC,
12,923	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	12,933
6,168	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	5,913
18,633	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	18,627
45,249	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	45,226

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	VOLT XXVI LLC,
11,686	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	11,652
9,201	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	8,901
20,816	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	20,786
14,294	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	14,303
14,242	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	14,235
13,094	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	13,093
26,261	VOLT XXXIV LLC, Series 2015-NPL7, Class A1, SUB, 3.250%, 02/25/55 (e)	26,190
13,793	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	13,787
	Westgate Resorts LLC,
2,805	Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	2,803
3,251	Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	3,229
15,571	Westlake Automobile Receivables Trust, Series 2016-2A, Class A2, 1.570%, 06/17/19 (e)	15,550
	World Omni Auto Receivables Trust,
702	Series 2013-B, Class A3, 0.830%, 08/15/18	702
1,398	Series 2013-B, Class A4, 1.320%, 01/15/20	1,400
1,393	Series 2015-A, Class A2A, 0.790%, 07/16/18	1,392
4,378	Series 2015-A, Class A3, 1.340%, 05/15/20	4,387

	Total Asset-Backed Securities (Cost $3,168,087)	3,170,195

Collateralized Mortgage Obligations — 15.1%
	Agency CMO — 12.7%
10,000	Federal Home Loan Mortgage Corp., 09/25/31 (w)	10,004
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
163	Series 8, Class ZA, 7.000%, 03/25/23	178
105	Series 24, Class ZE, 6.250%, 11/25/23	117
756	Series 29, Class L, 7.500%, 04/25/24	847
	Federal Home Loan Mortgage Corp. Reference REMIC,
5,216	Series R006, Class ZA, 6.000%, 04/15/36	6,011
7,164	Series R007, Class ZA, 6.000%, 05/15/36	8,118

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
		Federal Home Loan Mortgage Corp. REMIC,
3		Series 22, Class C, 9.500%, 04/15/20	3
6		Series 23, Class F, 9.600%, 04/15/20	7
1		Series 46, Class B, 7.800%, 09/15/20	1
1		Series 47, Class F, 10.000%, 06/15/20	1
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
5		Series 99, Class Z, 9.500%, 01/15/21	5
18		Series 114, Class H, 6.950%, 01/15/21	19
—	(h)	Series 204, Class E, HB, IF, 1,787.516%, 05/15/23	2
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
4		Series 1065, Class J, 9.000%, 04/15/21	4
1		Series 1079, Class S, HB, IF, 32.274%, 05/15/21	2
3		Series 1084, Class F, VAR, 1.458%, 05/15/21	3
2		Series 1084, Class S, HB, IF, 42.941%, 05/15/21	3
5		Series 1116, Class I, 5.500%, 08/15/21	5
25		Series 1144, Class KB, 8.500%, 09/15/21	27
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,137.063%, 01/15/22	3
10		Series 1206, Class IA, 7.000%, 03/15/22	11
16		Series 1250, Class J, 7.000%, 05/15/22	17
46		Series 1343, Class LA, 8.000%, 08/15/22	52
19		Series 1343, Class LB, 7.500%, 08/15/22	21
32		Series 1370, Class JA, VAR, 1.658%, 09/15/22	33
31		Series 1455, Class WB, IF, 4.421%, 12/15/22	33
287		Series 1466, Class PZ, 7.500%, 02/15/23	317
4		Series 1470, Class F, VAR, 1.690%, 02/15/23	4
51		Series 1491, Class I, 7.500%, 04/15/23	56
166		Series 1498, Class I, VAR, 1.658%, 04/15/23	170
241		Series 1502, Class PX, 7.000%, 04/15/23	262
27		Series 1505, Class Q, 7.000%, 05/15/23	30
113		Series 1518, Class G, IF, 8.591%, 05/15/23	133
21		Series 1541, Class M, HB, IF, 24.763%, 07/15/23	32
100		Series 1541, Class O, VAR, 0.840%, 07/15/23	100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
6	Series 1570, Class F, VAR, 2.190%, 08/15/23	6
215	Series 1573, Class PZ, 7.000%, 09/15/23	237
117	Series 1591, Class PV, 6.250%, 10/15/23	129
46	Series 1602, Class SA, HB, IF, 21.100%, 10/15/23	69
702	Series 1608, Class L, 6.500%, 09/15/23	804
273	Series 1642, Class PJ, 6.000%, 11/15/23	299
108	Series 1658, Class GZ, 7.000%, 01/15/24	120
14	Series 1671, Class L, 7.000%, 02/15/24	16
19	Series 1671, Class QC, IF, 10.000%, 02/15/24	27
12	Series 1686, Class SH, IF, 18.095%, 02/15/24	17
93	Series 1695, Class EB, 7.000%, 03/15/24	103
18	Series 1699, Class FC, VAR, 1.108%, 03/15/24	19
120	Series 1700, Class GA, PO, 02/15/24	115
482	Series 1706, Class K, 7.000%, 03/15/24	537
9	Series 1709, Class FA, VAR, 0.730%, 03/15/24	9
348	Series 1720, Class PL, 7.500%, 04/15/24	390
328	Series 1737, Class L, 6.000%, 06/15/24	373
63	Series 1745, Class D, 7.500%, 08/15/24	71
256	Series 1798, Class F, 5.000%, 05/15/23	274
5	Series 1807, Class G, 9.000%, 10/15/20	5
48	Series 1829, Class ZB, 6.500%, 03/15/26	53
318	Series 1863, Class Z, 6.500%, 07/15/26	364
52	Series 1865, Class D, PO, 02/15/24	48
48	Series 1890, Class H, 7.500%, 09/15/26	55
132	Series 1899, Class ZE, 8.000%, 09/15/26	152
295	Series 1927, Class PH, 7.500%, 01/15/27	336
236	Series 1927, Class ZA, 6.500%, 01/15/27	271
8	Series 1935, Class FL, VAR, 1.208%, 02/15/27	8
105	Series 1963, Class Z, 7.500%, 01/15/27	120
15	Series 1970, Class PG, 7.250%, 07/15/27	17
261	Series 1981, Class Z, 6.000%, 05/15/27	289
172	Series 1983, Class Z, 6.500%, 12/15/23	189
106	Series 1987, Class PE, 7.500%, 09/15/27	118
162	Series 2019, Class Z, 6.500%, 12/15/27	180
540	Series 2033, Class J, 5.600%, 06/15/23	572
61	Series 2033, Class SN, HB, IF, 28.332%, 03/15/24	29
170	Series 2038, Class PN, IO, 7.000%, 03/15/28	32

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
540	Series 2040, Class PE, 7.500%, 03/15/28	618
179	Series 2054, Class PV, 7.500%, 05/15/28	205
16	Series 2056, Class TD, 6.500%, 05/15/18	17
273	Series 2063, Class PG, 6.500%, 06/15/28	315
34	Series 2064, Class TE, 7.000%, 06/15/28	38
112	Series 2070, Class C, 6.000%, 07/15/28	123
569	Series 2075, Class PH, 6.500%, 08/15/28	632
609	Series 2075, Class PM, 6.250%, 08/15/28	680
108	Series 2086, Class GB, 6.000%, 09/15/28	123
220	Series 2089, Class PJ, IO, 7.000%, 10/15/28	25
487	Series 2095, Class PE, 6.000%, 11/15/28	558
948	Series 2106, Class ZD, 6.000%, 12/15/28	1,056
1,287	Series 2110, Class PG, 6.000%, 01/15/29	1,479
275	Series 2125, Class JZ, 6.000%, 02/15/29	306
1,433	Series 2126, Class CB, 6.250%, 02/15/29	1,615
38	Series 2132, Class SB, HB, IF, 28.410%, 03/15/29	67
13	Series 2134, Class PI, IO, 6.500%, 03/15/19	1
21	Series 2141, Class IO, IO, 7.000%, 04/15/29	2
89	Series 2163, Class PC, IO, 7.500%, 06/15/29	11
1,164	Series 2169, Class TB, 7.000%, 06/15/29	1,331
534	Series 2172, Class QC, 7.000%, 07/15/29	603
296	Series 2176, Class OJ, 7.000%, 08/15/29	344
2	Series 2196, Class TL, 7.500%, 11/15/29	2
257	Series 2201, Class C, 8.000%, 11/15/29	295
12	Series 2204, Class GB, VAR, 8.000%, 12/20/29	12
563	Series 2208, Class PG, 7.000%, 01/15/30	648
158	Series 2209, Class TC, 8.000%, 01/15/30	190
525	Series 2210, Class Z, 8.000%, 01/15/30	607
96	Series 2224, Class CB, 8.000%, 03/15/30	114
147	Series 2230, Class Z, 8.000%, 04/15/30	171
112	Series 2234, Class PZ, 7.500%, 05/15/30	130
107	Series 2247, Class Z, 7.500%, 08/15/30	124
280	Series 2256, Class MC, 7.250%, 09/15/30	323
366	Series 2259, Class ZM, 7.000%, 10/15/30	420
7	Series 2261, Class ZY, 7.500%, 10/15/30	9
35	Series 2262, Class Z, 7.500%, 10/15/30	41
433	Series 2271, Class PC, 7.250%, 12/15/30	498
343	Series 2283, Class K, 6.500%, 12/15/23	378
198	Series 2296, Class PD, 7.000%, 03/15/31	231
70	Series 2306, Class K, PO, 05/15/24	68

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
169		Series 2306, Class SE, IF, IO, 9.020%, 05/15/24	33
116		Series 2313, Class LA, 6.500%, 05/15/31	136
221		Series 2325, Class PM, 7.000%, 06/15/31	258
455		Series 2332, Class ZH, 7.000%, 07/15/31	521
98		Series 2333, Class HC, 6.000%, 07/15/31	97
2,633		Series 2344, Class ZD, 6.500%, 08/15/31	3,117
262		Series 2344, Class ZJ, 6.500%, 08/15/31	303
235		Series 2345, Class NE, 6.500%, 08/15/31	274
45		Series 2347, Class VP, 6.500%, 03/15/20	47
236		Series 2351, Class PZ, 6.500%, 08/15/31	273
3		Series 2353, Class TD, 6.000%, 09/15/16	3
—	(h)	Series 2355, Class BP, 6.000%, 09/15/16	—	(h)
—	(h)	Series 2359, Class PM, 6.000%, 09/15/16	—	(h)
461		Series 2359, Class ZB, 8.500%, 06/15/31	545
1		Series 2360, Class PG, 6.000%, 09/15/16	1
1		Series 2366, Class MD, 6.000%, 10/15/16	1
238		Series 2367, Class ME, 6.500%, 10/15/31	272
222		Series 2388, Class FB, VAR, 1.108%, 01/15/29	225
6		Series 2391, Class QR, 5.500%, 12/15/16	6
4		Series 2394, Class MC, 6.000%, 12/15/16	4
261		Series 2399, Class OH, 6.500%, 01/15/32	294
424		Series 2399, Class TH, 6.500%, 01/15/32	475
503		Series 2410, Class NG, 6.500%, 02/15/32	571
307		Series 2410, Class OE, 6.375%, 02/15/32	336
558		Series 2410, Class QS, IF, 18.180%, 02/15/32	877
219		Series 2410, Class QX, IF, IO, 8.142%, 02/15/32	66
572		Series 2412, Class SP, IF, 15.085%, 02/15/32	767
1,385		Series 2418, Class FO, VAR, 1.408%, 02/15/32	1,415
473		Series 2420, Class XK, 6.500%, 02/15/32	532
407		Series 2423, Class MC, 7.000%, 03/15/32	470
532		Series 2423, Class MT, 7.000%, 03/15/32	614
622		Series 2423, Class TB, 6.500%, 03/15/32	716
13		Series 2425, Class OB, 6.000%, 03/15/17	13
683		Series 2430, Class WF, 6.500%, 03/15/32	797
980		Series 2434, Class TC, 7.000%, 04/15/32	1,146
1,545		Series 2434, Class ZA, 6.500%, 04/15/32	1,780
1,033		Series 2435, Class CJ, 6.500%, 04/15/32	1,194
340		Series 2436, Class MC, 7.000%, 04/15/32	382
164		Series 2441, Class GF, 6.500%, 04/15/32	193

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
437		Series 2444, Class ES, IF, IO, 7.442%, 03/15/32	120
397		Series 2450, Class GZ, 7.000%, 05/15/32	456
285		Series 2450, Class SW, IF, IO, 7.492%, 03/15/32	70
562		Series 2455, Class GK, 6.500%, 05/15/32	652
—	(h)	Series 2458, Class QE, 5.500%, 06/15/17	—	(h)
459		Series 2458, Class ZM, 6.500%, 06/15/32	533
7		Series 2463, Class CE, 6.000%, 06/15/17	7
337		Series 2466, Class DH, 6.500%, 06/15/32	387
630		Series 2466, Class PH, 6.500%, 06/15/32	725
569		Series 2474, Class NR, 6.500%, 07/15/32	656
1,063		Series 2475, Class S, IF, IO, 7.492%, 02/15/32	253
744		Series 2484, Class LZ, 6.500%, 07/15/32	869
9		Series 2488, Class WS, IF, 15.603%, 08/15/17	9
791		Series 2500, Class MC, 6.000%, 09/15/32	901
37		Series 2508, Class AQ, 5.500%, 10/15/17	37
904		Series 2512, Class PG, 5.500%, 10/15/22	988
291		Series 2535, Class BK, 5.500%, 12/15/22	314
166		Series 2537, Class TE, 5.500%, 12/15/17	170
81		Series 2543, Class LX, 5.000%, 12/15/17	82
1,251		Series 2543, Class YX, 6.000%, 12/15/32	1,409
713		Series 2544, Class HC, 6.000%, 12/15/32	818
62		Series 2549, Class ZG, 5.000%, 01/15/18	63
841		Series 2552, Class ME, 6.000%, 01/15/33	970
756		Series 2567, Class QD, 6.000%, 02/15/33	868
723		Series 2571, Class FY, VAR, 1.258%, 12/15/32	736
90		Series 2571, Class SK, HB, IF, 32.311%, 09/15/23	154
427		Series 2571, Class SY, IF, 17.382%, 12/15/32	607
3,077		Series 2575, Class ME, 6.000%, 02/15/33	3,389
1,270		Series 2586, Class HD, 5.500%, 03/15/23	1,444
354		Series 2586, Class WI, IO, 6.500%, 03/15/33	60
1,273		Series 2595, Class HC, 5.500%, 04/15/23	1,458
547		Series 2596, Class QG, 6.000%, 03/15/33	601
99		Series 2611, Class UH, 4.500%, 05/15/18	101
143		Series 2626, Class NS, IF, IO, 6.042%, 06/15/23	6
1,159		Series 2631, Class SA, IF, 13.919%, 06/15/33	1,599
841		Series 2636, Class Z, 4.500%, 06/15/18	862

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
141	Series 2637, Class SA, IF, IO, 5.592%, 06/15/18	5
116	Series 2638, Class DS, IF, 8.092%, 07/15/23	125
4	Series 2642, Class SL, IF, 6.553%, 07/15/33	5
61	Series 2650, Class PO, PO, 12/15/32	60
470	Series 2650, Class SO, PO, 12/15/32	459
800	Series 2651, Class VZ, 4.500%, 07/15/18	821
8,786	Series 2653, Class PZ, 5.000%, 07/15/33	10,066
369	Series 2671, Class S, IF, 13.828%, 09/15/33	485
324	Series 2692, Class SC, IF, 12.271%, 07/15/33	369
3,320	Series 2709, Class PG, 5.000%, 11/15/23	3,603
797	Series 2710, Class HB, 5.500%, 11/15/23	873
338	Series 2720, Class PC, 5.000%, 12/15/23	366
2,766	Series 2722, Class PF, VAR, 1.108%, 12/15/33	2,780
9,421	Series 2733, Class SB, IF, 7.553%, 10/15/33	10,392
197	Series 2744, Class PE, 5.500%, 02/15/34	208
329	Series 2744, Class TU, 5.500%, 05/15/32	333
329	Series 2748, Class KO, PO, 10/15/23	322
405	Series 2758, Class AO, PO, 03/15/19	396
6	Series 2780, Class JG, 4.500%, 04/15/19	7
191	Series 2780, Class SY, IF, 15.383%, 11/15/33	260
2,680	Series 2802, Class OH, 6.000%, 05/15/34	2,922
93	Series 2835, Class QO, PO, 12/15/32	85
16	Series 2840, Class JO, PO, 06/15/23	15
958	Series 2903, Class Z, 5.000%, 12/15/24	1,042
658	Series 2929, Class MS, HB, IF, 25.926%, 02/15/35	1,044
1,999	Series 2934, Class EC, PO, 02/15/20	1,954
595	Series 2934, Class HI, IO, 5.000%, 02/15/20	36
364	Series 2934, Class KI, IO, 5.000%, 02/15/20	19
142	Series 2945, Class SA, IF, 11.380%, 03/15/20	152
270	Series 2967, Class S, HB, IF, 31.033%, 04/15/25	411
9,187	Series 2968, Class EH, 6.000%, 04/15/35	10,972
512	Series 2968, Class MD, 5.500%, 12/15/33	520
943	Series 2981, Class FA, VAR, 0.908%, 05/15/35	942

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,027	Series 2988, Class AF, VAR, 0.808%, 06/15/35	1,021
21	Series 2989, Class PO, PO, 06/15/23	21
534	Series 2990, Class GO, PO, 02/15/35	506
1,093	Series 2990, Class SL, HB, IF, 22.632%, 06/15/34	1,506
102	Series 2990, Class WP, IF, 15.718%, 06/15/35	122
84	Series 3014, Class OD, PO, 08/15/35	81
167	Series 3022, Class SX, IF, 15.606%, 08/15/25	214
506	Series 3029, Class SO, PO, 09/15/35	485
320	Series 3051, Class DP, HB, IF, 25.794%, 10/15/25	477
591	Series 3064, Class SG, IF, 18.308%, 11/15/35	860
15	Series 3068, Class AO, PO, 01/15/35	14
946	Series 3077, Class TO, PO, 04/15/35	867
981	Series 3085, Class WF, VAR, 1.308%, 08/15/35	1,000
2,255	Series 3101, Class UZ, 6.000%, 01/15/36	2,606
173	Series 3102, Class HS, HB, IF, 22.705%, 01/15/36	275
1,874	Series 3117, Class AO, PO, 02/15/36	1,763
431	Series 3117, Class EO, PO, 02/15/36	396
613	Series 3117, Class OG, PO, 02/15/36	576
372	Series 3117, Class OK, PO, 02/15/36	328
1,155	Series 3122, Class OH, PO, 03/15/36	1,086
1,061	Series 3122, Class OP, PO, 03/15/36	997
18	Series 3122, Class ZB, 6.000%, 03/15/36	24
120	Series 3134, Class PO, PO, 03/15/36	111
1,393	Series 3137, Class XP, 6.000%, 04/15/36	1,613
643	Series 3138, Class PO, PO, 04/15/36	588
2,152	Series 3147, Class PO, PO, 04/15/36	2,020
126	Series 3149, Class SO, PO, 05/15/36	115
519	Series 3151, Class PO, PO, 05/15/36	501
860	Series 3153, Class EO, PO, 05/15/36	765
283	Series 3164, Class MG, 6.000%, 06/15/36	319
2,015	Series 3171, Class MO, PO, 06/15/36	1,912
402	Series 3179, Class OA, PO, 07/15/36	377
1,804	Series 3181, Class AZ, 6.500%, 07/15/36	2,096
174	Series 3194, Class SA, IF, IO, 6.592%, 07/15/36	20
1,335	Series 3195, Class PD, 6.500%, 07/15/36	1,514
2,791	Series 3200, Class AY, 5.500%, 08/15/36	3,137
576	Series 3200, Class PO, PO, 08/15/36	528

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
8,513	Series 3202, Class HI, IF, IO, 6.142%, 08/15/36	1,649
356	Series 3213, Class OA, PO, 09/15/36	341
245	Series 3218, Class AO, PO, 09/15/36	211
551	Series 3218, Class BE, 6.000%, 09/15/35	556
1,200	Series 3219, Class DI, IO, 6.000%, 04/15/36	213
671	Series 3225, Class EO, PO, 10/15/36	616
734	Series 3232, Class ST, IF, IO, 6.192%, 10/15/36	132
177	Series 3233, Class OP, PO, 05/15/36	169
1,307	Series 3253, Class PO, PO, 12/15/21	1,282
318	Series 3256, Class PO, PO, 12/15/36	291
584	Series 3260, Class CS, IF, IO, 5.632%, 01/15/37	82
316	Series 3261, Class OA, PO, 01/15/37	302
1,197	Series 3274, Class B, 6.000%, 02/15/37	1,325
164	Series 3274, Class JO, PO, 02/15/37	153
716	Series 3275, Class FL, VAR, 0.948%, 02/15/37	716
4,897	Series 3284, Class CB, 5.000%, 03/15/22	5,122
299	Series 3286, Class PO, PO, 03/15/37	275
930	Series 3290, Class SB, IF, IO, 5.942%, 03/15/37	149
959	Series 3302, Class UT, 6.000%, 04/15/37	1,098
708	Series 3305, Class MG, IF, 2.728%, 07/15/34	752
2,330	Series 3315, Class HZ, 6.000%, 05/15/37	2,484
709	Series 3316, Class PO, PO, 05/15/37	679
38	Series 3318, Class AO, PO, 05/15/37	35
174	Series 3326, Class JO, PO, 06/15/37	166
1,062	Series 3329, Class JD, 6.000%, 06/15/36	1,093
364	Series 3331, Class PO, PO, 06/15/37	345
853	Series 3344, Class SL, IF, IO, 6.092%, 07/15/37	140
475	Series 3365, Class PO, PO, 09/15/37	452
267	Series 3371, Class FA, VAR, 1.108%, 09/15/37	268
416	Series 3373, Class TO, PO, 04/15/37	397
2,644	Series 3383, Class SA, IF, IO, 5.942%, 11/15/37	363
3,998	Series 3387, Class SA, IF, IO, 5.912%, 11/15/37	661
1,580	Series 3393, Class JO, PO, 09/15/32	1,475
142	Series 3398, Class PO, PO, 01/15/36	142
4,756	Series 3404, Class SC, IF, IO, 5.492%, 01/15/38	707

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
203	Series 3422, Class SE, IF, 16.181%, 02/15/38	273
4,714	Series 3423, Class PB, 5.500%, 03/15/38	5,380
1,882	Series 3424, Class PI, IF, IO, 6.292%, 04/15/38	297
262	Series 3443, Class SY, IF, 9.000%, 03/15/37	321
1,272	Series 3453, Class B, 5.500%, 05/15/38	1,392
2,064	Series 3455, Class SE, IF, IO, 5.692%, 06/15/38	334
290	Series 3461, Class LZ, 6.000%, 06/15/38	330
5,845	Series 3461, Class Z, 6.000%, 06/15/38	6,608
3,721	Series 3481, Class SJ, IF, IO, 5.342%, 08/15/38	446
2,961	Series 3501, Class CB, 5.500%, 01/15/39	3,355
856	Series 3510, Class OD, PO, 02/15/37	773
1,572	Series 3511, Class SA, IF, IO, 5.492%, 02/15/39	281
397	Series 3523, Class SD, IF, 18.266%, 06/15/36	542
1,930	Series 3531, Class SA, IF, IO, 5.792%, 05/15/39	235
1,119	Series 3531, Class SM, IF, IO, 5.592%, 05/15/39	114
1,450	Series 3546, Class A, VAR, 2.261%, 02/15/39	1,482
1,047	Series 3549, Class FA, VAR, 1.708%, 07/15/39	1,063
1,210	Series 3607, Class AO, PO, 04/15/36	1,154
2,218	Series 3607, Class BO, PO, 04/15/36	2,114
2,812	Series 3607, Class OP, PO, 07/15/37	2,573
3,597	Series 3607, Class PO, PO, 05/15/37	3,220
1,692	Series 3607, Class TO, PO, 10/15/39	1,496
2,061	Series 3608, Class SC, IF, IO, 5.742%, 12/15/39	307
1,896	Series 3611, Class PO, PO, 07/15/34	1,812
1,794	Series 3614, Class QB, 4.000%, 12/15/24	1,989
1,714	Series 3621, Class BO, PO, 01/15/40	1,577
4,125	Series 3632, Class BS, IF, 15.808%, 02/15/40	6,105
996	Series 3645, Class KZ, 5.500%, 08/15/36	1,086
6,098	Series 3654, Class DC, 5.000%, 04/15/30	7,227
2,540	Series 3659, Class VE, 5.000%, 03/15/26	2,725
10,432	Series 3680, Class MA, 4.500%, 07/15/39	11,276
6,278	Series 3684, Class CY, 4.500%, 06/15/25	7,029
1,293	Series 3688, Class CU, VAR, 6.729%, 11/15/21	1,355

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
12,071	Series 3688, Class GT, VAR, 7.277%, 11/15/46	14,053
26,029	Series 3704, Class CT, 7.000%, 12/15/36	30,890
10,518	Series 3704, Class DT, 7.500%, 11/15/36	12,558
9,254	Series 3704, Class ET, 7.500%, 12/15/36	11,349
5,070	Series 3710, Class FL, VAR, 1.008%, 05/15/36	5,097
9,281	Series 3740, Class SB, IF, IO, 5.492%, 10/15/40	1,508
7,376	Series 3740, Class SC, IF, IO, 5.492%, 10/15/40	1,256
9,393	Series 3747, Class HI, IO, 4.500%, 07/15/37	349
8,302	Series 3759, Class HI, IO, 4.000%, 08/15/37	338
5,132	Series 3760, Class GI, IO, 4.000%, 10/15/37	162
3,374	Series 3760, Class NI, IO, 4.000%, 10/15/37	75
4,415	Series 3779, Class IH, IO, 4.000%, 11/15/34	109
6,000	Series 3793, Class AB, 3.500%, 01/15/26	6,481
5,401	Series 3795, Class EI, IO, 5.000%, 10/15/39	849
207	Series 3798, Class BF, VAR, 0.808%, 06/15/24	207
2,755	Series 3800, Class AI, IO, 4.000%, 11/15/29	178
2,257	Series 3801, Class GB, 4.500%, 11/15/40	2,269
22,639	Series 3802, Class LS, IF, IO, 1.952%, 01/15/40	1,451
11,319	Series 3819, Class ZQ, 6.000%, 04/15/36	12,909
4,452	Series 3852, Class QN, IF, 5.500%, 05/15/41	4,912
11,896	Series 3852, Class TP, IF, 5.500%, 05/15/41	12,822
9,581	Series 3860, Class PZ, 5.000%, 05/15/41	12,112
1,649	Series 3895, Class WA, VAR, 5.703%, 10/15/38	1,865
4,443	Series 3920, Class LP, 5.000%, 01/15/34	4,937
10,835	Series 3957, Class B, 4.000%, 11/15/41	11,602
2,882	Series 3966, Class BF, VAR, 1.008%, 10/15/40	2,898
5,170	Series 3966, Class NA, 4.000%, 12/15/41	5,596
8,680	Series 3998, Class GF, VAR, 0.958%, 05/15/36	8,713
11,044	Series 4012, Class FN, VAR, 1.008%, 03/15/42	11,078

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
5,123	Series 4032, Class TO, PO, 07/15/37	4,841
11,761	Series 4048, Class FB, VAR, 0.908%, 10/15/41	11,755
19,432	Series 4048, Class FJ, VAR, 0.867%, 07/15/37	19,164
2,511	Series 4073, Class MF, VAR, 0.958%, 08/15/39	2,518
5,506	Series 4077, Class FB, VAR, 1.008%, 07/15/42	5,512
8,609	Series 4087, Class FA, VAR, 0.958%, 05/15/39	8,586
6,966	Series 4095, Class FB, VAR, 0.908%, 04/15/39	7,009
1,794	Series 4217, Class KY, 3.000%, 06/15/43	1,866
7,929	Series 4219, Class JA, 3.500%, 08/15/39	8,345
4,297	Series 4238, Class WY, 3.000%, 08/15/33	4,452
5,256	Series 4257, Class DZ, 2.500%, 10/15/43	4,938
23,843	Series 4374, Class NC, SUB, 2.750%, 02/15/46	24,694
	Federal Home Loan Mortgage Corp. STRIPS,
1	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
979	Series 197, Class PO, PO, 04/01/28	865
2,101	Series 233, Class 11, IO, 5.000%, 09/15/35	306
1,765	Series 233, Class 12, IO, 5.000%, 09/15/35	268
3,318	Series 233, Class 13, IO, 5.000%, 09/15/35	496
6,287	Series 239, Class S30, IF, IO, 7.192%, 08/15/36	1,137
682	Series 243, Class 16, IO, 4.500%, 11/15/20	29
464	Series 243, Class 17, IO, 4.500%, 12/15/20	23
77,638	Series 262, Class 35, 3.500%, 07/15/42	82,618
29,599	Series 264, Class F1, VAR, 1.058%, 07/15/42	29,584
12,167	Series 270, Class F1, VAR, 1.008%, 08/15/42	12,135
6,417	Series 299, Class 300, 3.000%, 01/15/43	6,677
11,761	Series 310, Class PO, PO, 09/15/43	10,258
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
687	Series T-41, Class 3A, VAR, 5.853%, 07/25/32	734
2,849	Series T-42, Class A5, 7.500%, 02/25/42	3,414
2,058	Series T-48, Class 1A, VAR, 5.316%, 07/25/33	2,461

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
444	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	546
2,768	Series T-54, Class 2A, 6.500%, 02/25/43	3,334
938	Series T-54, Class 3A, 7.000%, 02/25/43	1,127
6,571	Series T-56, Class A5, 5.231%, 05/25/43	7,352
680	Series T-57, Class 1A3, 7.500%, 07/25/43	842
265	Series T-57, Class 1AP, PO, 07/25/43	231
3,734	Series T-58, Class 4A, 7.500%, 09/25/43	4,514
311	Series T-58, Class APO, PO, 09/25/43	272
3,744	Series T-59, Class 1A2, 7.000%, 10/25/43	4,500
346	Series T-59, Class 1AP, PO, 10/25/43	292
6,626	Series T-62, Class 1A1, VAR, 1.689%, 10/25/44	6,756
17,458	Series T-76, Class 2A, VAR, 1.665%, 10/25/37	18,372
	Federal National Mortgage Association - ACES,
16,423	Series 2010-M1, Class A2, 4.450%, 09/25/19	17,739
6,569	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	7,078
5,317	Series 2010-M7, Class A2, 3.655%, 11/25/20	5,656
8,968	Series 2011-M1, Class A3, 3.763%, 06/25/21	9,767
7,770	Series 2011-M2, Class A2, 3.645%, 04/25/21	8,344
52,463	Series 2011-M2, Class A3, 3.764%, 04/25/21	56,998
28,877	Series 2011-M4, Class A2, 3.726%, 06/25/21	31,392
6,139	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,462
6,457	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,519
4,610	Series 2012-M11, Class FA, VAR, 0.980%, 08/25/19	4,591
11,791	Series 2013-M7, Class A2, 2.280%, 12/27/22	12,087
11,658	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	12,048
4,118	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,295
16,876	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	18,539
24,000	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	26,086
359	Series 2014-M5, Class FA, VAR, 0.825%, 01/25/17	358

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
3,280	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	3,493
25,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	26,098
11,740	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	12,552
12,039	Series 2015-M1, Class A2, 2.532%, 09/25/24	12,429
12,578	Series 2015-M2, Class A3, VAR, 3.150%, 12/25/24	13,344
30,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	31,377
7,298	Series 2015-M7, Class A2, 2.590%, 12/25/24	7,562
10,000	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	10,605
57,555	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	61,590
64,822	Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	68,719
	Federal National Mortgage Association Grantor Trust,
1,063	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	1,214
1,489	Series 2001-T3, Class A1, 7.500%, 11/25/40	1,791
1,557	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,859
432	Series 2004-T1, Class 1A2, 6.500%, 01/25/44	519
3,223	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	3,849
1,922	Series 2004-T2, Class 2A, VAR, 3.663%, 07/25/43	1,992
4,578	Series 2004-T3, Class 1A2, 6.500%, 02/25/44	5,189
1,886	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	2,249
426	Series 2004-T3, Class PT1, VAR, 9.140%, 01/25/44	385
	Federal National Mortgage Association REMIC,
3	Series 1988-7, Class Z, 9.250%, 04/25/18	3
14	Series 1989-70, Class G, 8.000%, 10/25/19	15
8	Series 1989-78, Class H, 9.400%, 11/25/19	8
9	Series 1989-83, Class H, 8.500%, 11/25/19	10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
5		Series 1989-89, Class H, 9.000%, 11/25/19	5
5		Series 1990-1, Class D, 8.800%, 01/25/20	6
2		Series 1990-7, Class B, 8.500%, 01/25/20	2
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
3		Series 1990-63, Class H, 9.500%, 06/25/20	4
3		Series 1990-93, Class G, 5.500%, 08/25/20	3
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
26		Series 1990-102, Class J, 6.500%, 08/25/20	28
15		Series 1990-120, Class H, 9.000%, 10/25/20	16
2		Series 1990-134, Class SC, HB, IF, 20.813%, 11/25/20	3
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
5		Series 1991-24, Class Z, 5.000%, 03/25/21	5
3		Series 1991-42, Class S, IF, 16.757%, 05/25/21	4
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
182		Series 1992-117, Class MA, 8.000%, 07/25/22	201
29		Series 1992-136, Class PK, 6.000%, 08/25/22	31
20		Series 1992-143, Class MA, 5.500%, 09/25/22	22
220		Series 1992-150, Class M, 8.000%, 09/25/22	243
74		Series 1992-163, Class M, 7.750%, 09/25/22	82
105		Series 1992-188, Class PZ, 7.500%, 10/25/22	118
47		Series 1993-21, Class KA, 7.700%, 03/25/23	53
107		Series 1993-25, Class J, 7.500%, 03/25/23	118
19		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	26
282		Series 1993-37, Class PX, 7.000%, 03/25/23	310

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
101	Series 1993-54, Class Z, 7.000%, 04/25/23	111
1,093	Series 1993-56, Class PZ, 7.000%, 05/25/23	1,212
49	Series 1993-62, Class SA, IF, 18.923%, 04/25/23	68
537	Series 1993-99, Class Z, 7.000%, 07/25/23	585
27	Series 1993-122, Class M, 6.500%, 07/25/23	29
583	Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	638
888	Series 1993-141, Class Z, 7.000%, 08/25/23	975
25	Series 1993-165, Class SD, IF, 13.393%, 09/25/23	33
32	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	36
46	Series 1993-178, Class PK, 6.500%, 09/25/23	51
23	Series 1993-179, Class SB, HB, IF, 26.731%, 10/25/23	36
15	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	19
705	Series 1993-183, Class KA, 6.500%, 10/25/23	811
310	Series 1993-189, Class PL, 6.500%, 10/25/23	343
7	Series 1993-199, Class FA, VAR, 1.074%, 10/25/23	7
41	Series 1993-205, Class H, PO, 09/25/23	40
68	Series 1993-225, Class UB, 6.500%, 12/25/23	76
20	Series 1993-230, Class FA, VAR, 1.124%, 12/25/23	20
57	Series 1993-247, Class FE, VAR, 1.524%, 12/25/23	57
69	Series 1993-247, Class SA, HB, IF, 27.956%, 12/25/23	112
26	Series 1993-247, Class SU, IF, 12.260%, 12/25/23	34
5	Series 1994-9, Class E, PO, 11/25/23	5
230	Series 1994-37, Class L, 6.500%, 03/25/24	254
1,241	Series 1994-40, Class Z, 6.500%, 03/25/24	1,354
1,788	Series 1994-62, Class PK, 7.000%, 04/25/24	1,981

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
811		Series 1994-63, Class PK, 7.000%, 04/25/24	909
44		Series 1995-2, Class Z, 8.500%, 01/25/25	51
260		Series 1995-19, Class Z, 6.500%, 11/25/23	299
436		Series 1996-14, Class SE, IF, IO, 9.170%, 08/25/23	95
—	(h)	Series 1996-27, Class FC, VAR, 1.024%, 03/25/17	—	(h)
448		Series 1996-48, Class Z, 7.000%, 11/25/26	496
37		Series 1996-59, Class J, 6.500%, 08/25/22	40
85		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	3
279		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	9
72		Series 1997-27, Class J, 7.500%, 04/18/27	80
109		Series 1997-29, Class J, 7.500%, 04/20/27	127
268		Series 1997-32, Class PG, 6.500%, 04/25/27	308
444		Series 1997-39, Class PD, 7.500%, 05/20/27	518
23		Series 1997-42, Class ZC, 6.500%, 07/18/27	27
462		Series 1997-61, Class ZC, 7.000%, 02/25/23	512
115		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	13
16		Series 1998-4, Class C, PO, 04/25/23	15
162		Series 1998-36, Class ZB, 6.000%, 07/18/28	185
83		Series 1998-43, Class SA, IF, IO, 19.057%, 04/25/23	32
149		Series 1998-66, Class SB, IF, IO, 7.626%, 12/25/28	25
90		Series 1999-17, Class C, 6.350%, 04/25/29	99
341		Series 1999-18, Class Z, 5.500%, 04/18/29	379
36		Series 1999-38, Class SK, IF, IO, 7.526%, 08/25/23	3
42		Series 1999-52, Class NS, HB, IF, 21.912%, 10/25/23	63
127		Series 1999-62, Class PB, 7.500%, 12/18/29	148

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
697	Series 2000-2, Class ZE, 7.500%, 02/25/30	799
249	Series 2000-20, Class SA, IF, IO, 8.576%, 07/25/30	65
32	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	6
172	Series 2001-4, Class PC, 7.000%, 03/25/21	185
92	Series 2001-7, Class PF, 7.000%, 03/25/31	106
258	Series 2001-30, Class PM, 7.000%, 07/25/31	295
461	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	89
485	Series 2001-36, Class DE, 7.000%, 08/25/31	565
628	Series 2001-44, Class MY, 7.000%, 09/25/31	723
127	Series 2001-44, Class PD, 7.000%, 09/25/31	144
106	Series 2001-44, Class PU, 7.000%, 09/25/31	123
1,014	Series 2001-48, Class Z, 6.500%, 09/25/21	1,128
105	Series 2001-49, Class Z, 6.500%, 09/25/31	121
80	Series 2001-52, Class KB, 6.500%, 10/25/31	90
846	Series 2001-60, Class PX, 6.000%, 11/25/31	970
348	Series 2001-60, Class QS, HB, IF, 22.665%, 09/25/31	622
824	Series 2001-61, Class Z, 7.000%, 11/25/31	935
4	Series 2001-71, Class MB, 6.000%, 12/25/16	4
1	Series 2001-71, Class QE, 6.000%, 12/25/16	1
28	Series 2001-72, Class SX, IF, 16.245%, 12/25/31	40
22	Series 2001-74, Class MB, 6.000%, 12/25/16	22
35	Series 2001-81, Class LO, PO, 01/25/32	33
372	Series 2002-1, Class G, 7.000%, 07/25/23	412
164	Series 2002-1, Class HC, 6.500%, 02/25/22	183
117	Series 2002-1, Class SA, HB, IF, 23.483%, 02/25/32	202

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
57		Series 2002-1, Class UD, HB, IF, 22.665%, 12/25/23	86
17		Series 2002-2, Class UC, 6.000%, 02/25/17	17
8		Series 2002-3, Class OG, 6.000%, 02/25/17	8
1,022		Series 2002-5, Class PK, 6.000%, 02/25/22	1,127
—	(h)	Series 2002-7, Class OG, 6.000%, 03/25/17	—	(h)
904		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	46
13		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	17
2,118		Series 2002-15, Class ZA, 6.000%, 04/25/32	2,430
19		Series 2002-16, Class PG, 6.000%, 04/25/17	19
2		Series 2002-19, Class PE, 6.000%, 04/25/17	2
27		Series 2002-21, Class LO, PO, 04/25/32	25
397		Series 2002-21, Class PE, 6.500%, 04/25/32	451
55		Series 2002-24, Class AJ, 6.000%, 04/25/17	56
807		Series 2002-28, Class PK, 6.500%, 05/25/32	903
31		Series 2002-31, Class S, IF, 18.061%, 05/25/17	33
314		Series 2002-37, Class Z, 6.500%, 06/25/32	365
6		Series 2002-38, Class QE, 6.000%, 06/25/17	6
902		Series 2002-48, Class GH, 6.500%, 08/25/32	1,048
1,253		Series 2002-54, Class PG, 6.000%, 09/25/22	1,389
38		Series 2002-57, Class AE, 5.500%, 09/25/17	38
29		Series 2002-63, Class KC, 5.000%, 10/25/17	29
208		Series 2002-71, Class AP, 5.000%, 11/25/32	226
142		Series 2002-77, Class S, IF, 13.522%, 12/25/32	175
2,131		Series 2002-78, Class Z, 5.500%, 12/25/32	2,307
480		Series 2002-83, Class CS, 6.881%, 08/25/23	528

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
732	Series 2002-90, Class A1, 6.500%, 06/25/42	868
313	Series 2003-9, Class NZ, 6.500%, 02/25/33	352
415	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	60
2,191	Series 2003-17, Class EQ, 5.500%, 03/25/23	2,398
3,314	Series 2003-22, Class UD, 4.000%, 04/25/33	3,559
4,078	Series 2003-23, Class EQ, 5.500%, 04/25/23	4,477
117	Series 2003-32, Class KC, 5.000%, 05/25/18	120
1,377	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	251
606	Series 2003-34, Class AX, 6.000%, 05/25/33	698
2,023	Series 2003-34, Class ED, 6.000%, 05/25/33	2,274
574	Series 2003-34, Class GB, 6.000%, 03/25/33	605
1,075	Series 2003-34, Class GE, 6.000%, 05/25/33	1,265
112	Series 2003-35, Class EA, PO, 05/25/33	102
143	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	31
946	Series 2003-39, Class LW, 5.500%, 05/25/23	1,021
178	Series 2003-42, Class GB, 4.000%, 05/25/33	191
928	Series 2003-47, Class PE, 5.750%, 06/25/33	1,057
212	Series 2003-52, Class SX, HB, IF, 21.377%, 10/25/31	316
377	Series 2003-64, Class SX, IF, 12.515%, 07/25/33	477
973	Series 2003-71, Class DS, IF, 6.808%, 08/25/33	1,103
3,596	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	598
1,660	Series 2003-73, Class HC, 5.500%, 08/25/33	1,877
81	Series 2003-74, Class SH, IF, 9.226%, 08/25/33	94
272	Series 2003-80, Class SY, IF, IO, 7.126%, 06/25/23	7
592	Series 2003-81, Class HC, 4.750%, 09/25/18	606

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
436	Series 2003-82, Class VB, 5.500%, 08/25/33	440
848	Series 2003-83, Class PG, 5.000%, 06/25/23	881
263	Series 2003-91, Class SD, IF, 11.626%, 09/25/33	321
11,668	Series 2003-105, Class AZ, 5.500%, 10/25/33	13,283
1,817	Series 2003-116, Class SB, IF, IO, 7.076%, 11/25/33	407
9,182	Series 2003-122, Class ZJ, 6.000%, 12/25/33	10,763
428	Series 2003-130, Class CS, IF, 13.051%, 12/25/33	482
107	Series 2003-130, Class SX, IF, 10.733%, 01/25/34	131
223	Series 2003-131, Class SK, IF, 15.151%, 01/25/34	280
101	Series 2003-132, Class OA, PO, 08/25/33	97
1,228	Series 2004-4, Class QI, IF, IO, 6.576%, 06/25/33	124
913	Series 2004-4, Class QM, IF, 13.151%, 06/25/33	1,126
615	Series 2004-10, Class SC, HB, IF, 26.502%, 02/25/34	746
2,957	Series 2004-17, Class H, 5.500%, 04/25/34	3,317
150	Series 2004-21, Class AE, 4.000%, 04/25/19	153
1,016	Series 2004-25, Class SA, IF, 18.083%, 04/25/34	1,510
1,661	Series 2004-28, Class PF, VAR, 0.924%, 03/25/34	1,662
3,706	Series 2004-36, Class FA, VAR, 0.924%, 05/25/34	3,704
424	Series 2004-36, Class PC, 5.500%, 02/25/34	443
1,584	Series 2004-36, Class SA, IF, 18.083%, 05/25/34	2,443
304	Series 2004-36, Class SN, IF, 13.151%, 07/25/33	342
1,810	Series 2004-46, Class EP, PO, 03/25/34	1,704
334	Series 2004-46, Class QB, HB, IF, 21.902%, 05/25/34	505
265	Series 2004-46, Class SK, IF, 15.058%, 05/25/34	349
6,577	Series 2004-50, Class VZ, 5.500%, 07/25/34	7,332

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
239	Series 2004-51, Class SY, IF, 13.191%, 07/25/34	319
236	Series 2004-53, Class NC, 5.500%, 07/25/24	256
173	Series 2004-59, Class BG, PO, 12/25/32	164
4,161	Series 2004-61, Class FH, VAR, 1.324%, 11/25/32	4,254
101	Series 2004-61, Class SH, HB, IF, 21.891%, 11/25/32	150
272	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	328
2,110	Series 2004-65, Class EY, 5.500%, 08/25/24	2,321
242	Series 2004-74, Class SW, IF, 14.485%, 11/25/31	342
744	Series 2004-79, Class S, IF, 18.358%, 08/25/32	866
306	Series 2004-79, Class SP, IF, 18.358%, 11/25/34	384
167	Series 2004-81, Class AC, 4.000%, 11/25/19	171
3,420	Series 2004-81, Class JG, 5.000%, 11/25/24	3,718
2,083	Series 2004-87, Class F, VAR, 1.274%, 01/25/34	2,122
1,687	Series 2005-25, Class PF, VAR, 0.874%, 04/25/35	1,683
160	Series 2005-42, Class PS, IF, 15.689%, 05/25/35	205
21	Series 2005-52, Class PA, 6.500%, 06/25/35	22
1,204	Series 2005-56, Class S, IF, IO, 6.186%, 07/25/35	234
575	Series 2005-56, Class TP, IF, 16.577%, 08/25/33	775
182	Series 2005-57, Class CD, HB, IF, 23.159%, 01/25/35	229
17	Series 2005-57, Class DC, HB, IF, 20.071%, 12/25/34	18
551	Series 2005-59, Class SU, HB, IF, 22.878%, 06/25/35	821
431	Series 2005-66, Class SG, IF, 16.064%, 07/25/35	638
1,984	Series 2005-67, Class EY, 5.500%, 08/25/25	2,205
1,799	Series 2005-68, Class PG, 5.500%, 08/25/35	2,037
549	Series 2005-68, Class UC, 5.000%, 06/25/35	576

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
864	Series 2005-72, Class SB, IF, 15.564%, 08/25/35	1,189
627	Series 2005-73, Class PS, IF, 15.389%, 08/25/35	882
9,627	Series 2005-73, Class ZB, 5.500%, 08/25/35	10,359
472	Series 2005-74, Class CP, HB, IF, 22.827%, 05/25/35	687
2,059	Series 2005-74, Class CS, IF, 18.578%, 05/25/35	2,911
1,415	Series 2005-74, Class SK, IF, 18.688%, 05/25/35	2,006
216	Series 2005-75, Class SV, HB, IF, 22.102%, 09/25/35	338
1,801	Series 2005-84, Class XM, 5.750%, 10/25/35	1,963
738	Series 2005-90, Class ES, IF, 15.564%, 10/25/35	996
287	Series 2005-90, Class PO, PO, 09/25/35	275
1,238	Series 2005-93, Class MF, VAR, 0.774%, 08/25/34	1,238
3,627	Series 2005-106, Class US, HB, IF, 22.644%, 11/25/35	5,598
368	Series 2005-109, Class PC, 6.000%, 12/25/35	410
5,075	Series 2005-110, Class GL, 5.500%, 12/25/35	5,964
1,386	Series 2005-121, Class DX, 5.500%, 01/25/26	1,513
4,094	Series 2006-8, Class JZ, 5.500%, 03/25/36	4,646
9,898	Series 2006-8, Class WN, IF, IO, 6.176%, 03/25/36	2,097
2,700	Series 2006-8, Class WQ, PO, 03/25/36	2,366
240	Series 2006-11, Class PS, HB, IF, 22.644%, 03/25/36	371
3,860	Series 2006-12, Class BZ, 5.500%, 03/25/36	4,377
191	Series 2006-15, Class OT, PO, 01/25/36	186
1,584	Series 2006-16, Class HZ, 5.500%, 03/25/36	1,702
298	Series 2006-16, Class OA, PO, 03/25/36	274
930	Series 2006-22, Class AO, PO, 04/25/36	850
1,668	Series 2006-23, Class FK, VAR, 0.774%, 04/25/36	1,656
465	Series 2006-23, Class KO, PO, 04/25/36	422
1,073	Series 2006-27, Class OH, PO, 04/25/36	1,009
305	Series 2006-33, Class LS, HB, IF, 27.790%, 05/25/36	550

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
693	Series 2006-39, Class WC, 5.500%, 01/25/36	759
769	Series 2006-43, Class DO, PO, 06/25/36	737
260	Series 2006-43, Class PO, PO, 06/25/36	249
527	Series 2006-44, Class GO, PO, 06/25/36	499
1,368	Series 2006-44, Class P, PO, 12/25/33	1,304
600	Series 2006-46, Class FW, VAR, 0.924%, 06/25/36	599
96	Series 2006-46, Class SW, HB, IF, 22.277%, 06/25/36	142
914	Series 2006-46, Class UC, 5.500%, 12/25/35	993
1,764	Series 2006-50, Class JO, PO, 06/25/36	1,690
2,216	Series 2006-50, Class PS, PO, 06/25/36	2,112
2,255	Series 2006-53, Class US, IF, IO, 6.056%, 06/25/36	324
4,910	Series 2006-56, Class FC, VAR, 0.814%, 07/25/36	4,893
171	Series 2006-58, Class AP, PO, 07/25/36	163
529	Series 2006-58, Class FL, VAR, 0.984%, 07/25/36	530
891	Series 2006-58, Class IG, IF, IO, 5.996%, 07/25/36	170
327	Series 2006-58, Class PO, PO, 07/25/36	312
304	Series 2006-59, Class QO, PO, 01/25/33	299
286	Series 2006-60, Class AK, HB, IF, 26.702%, 07/25/36	530
1,135	Series 2006-60, Class DO, PO, 04/25/35	1,086
230	Series 2006-62, Class PS, HB, IF, 36.754%, 07/25/36	450
3,482	Series 2006-63, Class ZH, 6.500%, 07/25/36	4,100
606	Series 2006-65, Class QO, PO, 07/25/36	559
7,338	Series 2006-71, Class ZL, 6.000%, 07/25/36	8,429
1,087	Series 2006-72, Class GO, PO, 08/25/36	1,031
216	Series 2006-72, Class TO, PO, 08/25/36	207
2,633	Series 2006-77, Class PC, 6.500%, 08/25/36	3,042
607	Series 2006-78, Class BZ, 6.500%, 08/25/36	687
1,911	Series 2006-79, Class DF, VAR, 0.874%, 08/25/36	1,908
453	Series 2006-79, Class DO, PO, 08/25/36	427
576	Series 2006-79, Class OP, PO, 08/25/36	556
428	Series 2006-85, Class MZ, 6.500%, 09/25/36	485

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
584	Series 2006-86, Class OB, PO, 09/25/36	561
597	Series 2006-90, Class AO, PO, 09/25/36	562
267	Series 2006-94, Class GK, HB, IF, 30.628%, 10/25/26	453
358	Series 2006-95, Class SG, HB, IF, 24.102%, 10/25/36	578
154	Series 2006-109, Class PO, PO, 11/25/36	147
990	Series 2006-110, Class PO, PO, 11/25/36	947
408	Series 2006-111, Class EO, PO, 11/25/36	390
505	Series 2006-113, Class PO, PO, 07/25/36	493
116	Series 2006-115, Class ES, HB, IF, 24.462%, 12/25/36	180
492	Series 2006-115, Class OK, PO, 12/25/36	450
2,370	Series 2006-117, Class GS, IF, IO, 6.126%, 12/25/36	263
1,443	Series 2006-118, Class A1, VAR, 0.584%, 12/25/36	1,411
5,501	Series 2006-118, Class A2, VAR, 0.584%, 12/25/36	5,484
207	Series 2006-119, Class PO, PO, 12/25/36	196
827	Series 2006-128, Class BP, 5.500%, 01/25/37	886
478	Series 2006-128, Class PO, PO, 01/25/37	446
1,549	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	259
73	Series 2007-1, Class SD, HB, IF, 35.854%, 02/25/37	187
810	Series 2007-7, Class SG, IF, IO, 5.976%, 08/25/36	226
1,874	Series 2007-10, Class FD, VAR, 0.774%, 02/25/37	1,866
4,119	Series 2007-14, Class ES, IF, IO, 5.916%, 03/25/37	728
435	Series 2007-14, Class OP, PO, 03/25/37	401
413	Series 2007-15, Class NO, PO, 03/25/22	399
1,517	Series 2007-16, Class FC, VAR, 1.274%, 03/25/37	1,537
1,708	Series 2007-18, Class MZ, 6.000%, 03/25/37	1,870
167	Series 2007-22, Class SC, IF, IO, 5.556%, 03/25/37	28
1,435	Series 2007-28, Class EO, PO, 04/25/37	1,383
878	Series 2007-29, Class SG, HB, IF, 20.918%, 04/25/37	1,312
1,570	Series 2007-35, Class SI, IF, IO, 5.576%, 04/25/37	249
301	Series 2007-42, Class AO, PO, 05/25/37	290

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
4,592	Series 2007-42, Class B, 6.000%, 05/25/37	5,202
761	Series 2007-43, Class FL, VAR, 0.824%, 05/25/37	758
3,100	Series 2007-53, Class SH, IF, IO, 5.576%, 06/25/37	437
4,865	Series 2007-54, Class FA, VAR, 0.924%, 06/25/37	4,862
1,060	Series 2007-54, Class WI, IF, IO, 5.576%, 06/25/37	198
10,157	Series 2007-60, Class AX, IF, IO, 6.626%, 07/25/37	2,379
601	Series 2007-62, Class SE, IF, 15.189%, 07/25/37	794
885	Series 2007-64, Class FB, VAR, 0.894%, 07/25/37	886
3,473	Series 2007-65, Class KI, IF, IO, 6.096%, 07/25/37	451
1,026	Series 2007-67, Class PO, PO, 07/25/37	930
2,519	Series 2007-70, Class Z, 5.500%, 07/25/37	2,844
6,300	Series 2007-72, Class EK, IF, IO, 5.876%, 07/25/37	1,091
1,465	Series 2007-76, Class AZ, 5.500%, 08/25/37	1,602
1,847	Series 2007-76, Class ZG, 6.000%, 08/25/37	2,069
1,149	Series 2007-77, Class FG, VAR, 1.024%, 03/25/37	1,152
403	Series 2007-78, Class CB, 6.000%, 08/25/37	455
2,148	Series 2007-78, Class PE, 6.000%, 08/25/37	2,416
891	Series 2007-79, Class SB, HB, IF, 22.094%, 08/25/37	1,351
2,531	Series 2007-81, Class GE, 6.000%, 08/25/37	2,773
230	Series 2007-85, Class SL, IF, 14.839%, 09/25/37	323
3,153	Series 2007-88, Class VI, IF, IO, 6.016%, 09/25/37	655
3,399	Series 2007-91, Class ES, IF, IO, 5.936%, 10/25/37	508
492	Series 2007-92, Class YA, 6.500%, 06/25/37	554
820	Series 2007-92, Class YS, IF, IO, 5.256%, 06/25/37	121
566	Series 2007-97, Class FC, VAR, 1.024%, 07/25/37	568

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,285	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	279
371	Series 2007-98, Class FB, VAR, 0.974%, 06/25/37	387
3,115	Series 2007-100, Class SM, IF, IO, 5.926%, 10/25/37	557
11,213	Series 2007-101, Class A2, VAR, 0.774%, 06/27/36	10,952
1,274	Series 2007-106, Class A7, VAR, 6.150%, 10/25/37	1,423
235	Series 2007-108, Class SA, IF, IO, 5.836%, 12/25/37	38
3,935	Series 2007-109, Class AI, IF, IO, 5.876%, 12/25/37	528
2,777	Series 2007-112, Class MJ, 6.500%, 12/25/37	3,288
3,263	Series 2007-112, Class SA, IF, IO, 5.926%, 12/25/37	658
9,360	Series 2007-114, Class A6, VAR, 0.724%, 10/27/37	9,341
8,690	Series 2007-116, Class HI, IO, VAR, 1.641%, 01/25/38	621
3,715	Series 2008-1, Class BI, IF, IO, 5.386%, 02/25/38	612
6,119	Series 2008-4, Class SD, IF, IO, 5.476%, 02/25/38	1,044
913	Series 2008-10, Class XI, IF, IO, 5.706%, 03/25/38	134
1,032	Series 2008-16, Class IS, IF, IO, 5.676%, 03/25/38	167
812	Series 2008-18, Class FA, VAR, 1.424%, 03/25/38	824
396	Series 2008-18, Class SP, IF, 12.951%, 03/25/38	502
1,518	Series 2008-20, Class SA, IF, IO, 6.466%, 03/25/38	291
1,373	Series 2008-27, Class SN, IF, IO, 6.376%, 04/25/38	225
476	Series 2008-28, Class QS, IF, 19.127%, 04/25/38	690
1,028	Series 2008-32, Class SA, IF, IO, 6.326%, 04/25/38	167
3,861	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	2
389	Series 2008-42, Class AO, PO, 09/25/36	374
45	Series 2008-44, Class PO, PO, 05/25/38	43
3,529	Series 2008-46, Class HI, IO, VAR, 1.891%, 06/25/38	231

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
682	Series 2008-47, Class SI, IF, IO, 5.976%, 06/25/23	58
931	Series 2008-53, Class CI, IF, IO, 6.676%, 07/25/38	174
4,206	Series 2008-55, Class S, IF, IO, 7.076%, 07/25/28	703
722	Series 2008-56, Class AC, 5.000%, 07/25/38	790
831	Series 2008-60, Class JC, 5.000%, 07/25/38	920
1,606	Series 2008-61, Class BH, 4.500%, 07/25/23	1,694
541	Series 2008-76, Class GF, VAR, 1.174%, 09/25/23	542
3,324	Series 2008-80, Class SA, IF, IO, 5.326%, 09/25/38	476
1,838	Series 2008-81, Class SB, IF, IO, 5.326%, 09/25/38	276
202	Series 2009-4, Class BD, 4.500%, 02/25/39	215
2,169	Series 2009-6, Class GS, IF, IO, 6.026%, 02/25/39	451
1,029	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	66
3,806	Series 2009-11, Class NB, 5.000%, 03/25/29	4,155
721	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	28
1,711	Series 2009-17, Class QS, IF, IO, 6.126%, 03/25/39	251
409	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	21
2,843	Series 2009-19, Class PW, 4.500%, 10/25/36	3,102
107	Series 2009-47, Class MT, 7.000%, 07/25/39	119
1,472	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	189
5,333	Series 2009-59, Class HB, 5.000%, 08/25/39	5,975
6,247	Series 2009-60, Class HT, 6.000%, 08/25/39	7,149
125	Series 2009-63, Class P, 5.000%, 03/25/37	137
4,432	Series 2009-65, Class MT, 5.000%, 09/25/39	4,727
2,697	Series 2009-69, Class WA, VAR, 6.021%, 09/25/39	3,108
1,481	Series 2009-70, Class CO, PO, 01/25/37	1,362

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,395	Series 2009-84, Class WS, IF, IO, 5.376%, 10/25/39	170
3,447	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	500
8,719	Series 2009-86, Class OT, PO, 10/25/37	7,944
1,691	Series 2009-99, Class SC, IF, IO, 5.656%, 12/25/39	250
4,030	Series 2009-99, Class WA, VAR, 6.295%, 12/25/39	4,630
6,171	Series 2009-103, Class MB, VAR, 2.800%, 12/25/39	6,506
2,608	Series 2009-112, Class ST, IF, IO, 5.726%, 01/25/40	447
797	Series 2009-113, Class AO, PO, 01/25/40	752
1,070	Series 2010-1, Class WA, VAR, 6.218%, 02/25/40	1,235
1,769	Series 2010-14, Class FJ, VAR, 1.124%, 03/25/40	1,791
3,264	Series 2010-16, Class WA, VAR, 6.443%, 03/25/40	3,826
3,006	Series 2010-16, Class WB, VAR, 6.239%, 03/25/40	3,472
2,200	Series 2010-35, Class SB, IF, IO, 5.896%, 04/25/40	296
2,392	Series 2010-35, Class SJ, IF, 15.919%, 04/25/40	3,316
389	Series 2010-39, Class OT, PO, 10/25/35	368
1,535	Series 2010-40, Class FJ, VAR, 1.124%, 04/25/40	1,546
1,325	Series 2010-42, Class S, IF, IO, 5.876%, 05/25/40	230
1,466	Series 2010-43, Class FD, VAR, 1.124%, 05/25/40	1,479
445	Series 2010-45, Class BD, 4.500%, 11/25/38	456
5,239	Series 2010-49, Class SC, IF, 11.611%, 03/25/40	6,723
8,753	Series 2010-58, Class MB, 5.500%, 06/25/40	9,693
1,305	Series 2010-63, Class AP, PO, 06/25/40	1,180
12,755	Series 2010-64, Class DM, 5.000%, 06/25/40	14,145
6,103	Series 2010-71, Class HJ, 5.500%, 07/25/40	6,837
1,794	Series 2010-102, Class PN, 5.000%, 09/25/40	2,159
1,581	Series 2010-103, Class SB, IF, IO, 5.576%, 11/25/49	214

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
7,918	Series 2010-111, Class AE, 5.500%, 04/25/38	8,146
17,488	Series 2010-111, Class AM, 5.500%, 10/25/40	20,610
12,866	Series 2010-125, Class SA, IF, IO, 3.916%, 11/25/40	1,231
10,126	Series 2010-147, Class SA, IF, IO, 6.006%, 01/25/41	2,385
2,702	Series 2010-148, Class MA, 4.000%, 02/25/39	2,783
1,930	Series 2011-2, Class WA, VAR, 5.822%, 02/25/51	2,134
507	Series 2011-17, Class EF, VAR, 0.824%, 07/25/25	508
4,613	Series 2011-19, Class ZY, 6.500%, 07/25/36	5,304
969	Series 2011-22, Class MA, 6.500%, 04/25/38	1,063
22,185	Series 2011-30, Class LS, IO, VAR, 1.880%, 04/25/41	1,576
9,416	Series 2011-31, Class DB, 3.500%, 04/25/31	10,117
5,965	Series 2011-39, Class ZA, 6.000%, 11/25/32	6,834
5,018	Series 2011-47, Class ZA, 5.500%, 07/25/38	5,498
633	Series 2011-58, Class WA, VAR, 5.450%, 07/25/51	710
3,529	Series 2011-75, Class FA, VAR, 1.038%, 08/25/41	3,571
3,363	Series 2011-101, Class FM, VAR, 1.074%, 01/25/41	3,379
1,890	Series 2011-111, Class DF, VAR, 0.924%, 12/25/38	1,893
19,860	Series 2011-118, Class LB, 7.000%, 11/25/41	23,587
26,236	Series 2011-118, Class MT, 7.000%, 11/25/41	31,175
22,806	Series 2011-118, Class NT, 7.000%, 11/25/41	26,955
1,149	Series 2011-149, Class EF, VAR, 1.024%, 07/25/41	1,152
4,083	Series 2011-149, Class MF, VAR, 1.024%, 11/25/41	4,086
4,144	Series 2012-14, Class FB, VAR, 0.974%, 08/25/37	4,158
39,256	Series 2012-47, Class HF, VAR, 0.924%, 05/25/27	39,264

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
6,227		Series 2012-87, Class KF, VAR, 0.974%, 09/25/37	6,258
4,623		Series 2012-89, Class FD, VAR, 0.974%, 04/25/39	4,649
10,862		Series 2012-97, Class FB, VAR, 1.024%, 09/25/42	10,779
4,891		Series 2012-99, Class FA, VAR, 0.974%, 09/25/42	4,928
3,023		Series 2012-101, Class FC, VAR, 1.024%, 09/25/42	3,023
9,816		Series 2012-108, Class F, VAR, 1.024%, 10/25/42	9,827
5,884		Series 2013-4, Class AJ, 3.500%, 02/25/43	6,176
6,000		Series 2013-81, Class TA, 3.000%, 02/25/43	5,989
16,432		Series 2013-92, Class PO, PO, 09/25/43	14,098
7,887		Series 2013-100, Class WB, 3.000%, 10/25/33	8,077
12,773		Series 2013-101, Class DO, PO, 10/25/43	11,012
27,824		Series 2013-128, Class PO, PO, 12/25/43	23,859
11,901		Series 2013-135, Class PO, PO, 01/25/44	10,319
25,947		Series 2016-38, Class NA, 3.000%, 01/25/46	27,264
4		Series G-14, Class L, 8.500%, 06/25/21	5
—	(h)	Series G-17, Class S, HB, VAR, 1,026.982%, 06/25/21	1
18		Series G-18, Class Z, 8.750%, 06/25/21	20
—	(h)	Series G-22, Class G, 6.000%, 12/25/16	—	(h)
11		Series G-28, Class S, IF, 14.576%, 09/25/21	13
34		Series G-35, Class M, 8.750%, 10/25/21	37
5		Series G-51, Class SA, HB, IF, 26.181%, 12/25/21	7
—	(h)	Series G92-27, Class SQ, HB, IF, 11,389.778%, 05/25/22	5
167		Series G92-35, Class E, 7.500%, 07/25/22	184
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	1
15		Series G92-42, Class Z, 7.000%, 07/25/22	17
57		Series G92-44, Class ZQ, 8.000%, 07/25/22	58
24		Series G92-45, Class Z, 6.000%, 08/25/22	24
16		Series G92-52, Class FD, VAR, 0.545%, 09/25/22	16
159		Series G92-54, Class ZQ, 7.500%, 09/25/22	173

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
14		Series G92-59, Class F, VAR, 1.390%, 10/25/22	14
31		Series G92-61, Class Z, 7.000%, 10/25/22	35
23		Series G92-62, Class B, PO, 10/25/22	22
110		Series G93-1, Class KA, 7.900%, 01/25/23	123
44		Series G93-5, Class Z, 6.500%, 02/25/23	49
33		Series G93-14, Class J, 6.500%, 03/25/23	37
74		Series G93-17, Class SI, IF, 6.000%, 04/25/23	84
66		Series G93-27, Class FD, VAR, 1.404%, 08/25/23	67
15		Series G93-37, Class H, PO, 09/25/23	14
71		Series G95-1, Class C, 8.800%, 01/25/25	80
		Federal National Mortgage Association REMIC Trust,
1,340		Series 2003-W1, Class 1A1, VAR, 5.632%, 12/25/42	1,520
350		Series 2003-W1, Class 2A, VAR, 6.307%, 12/25/42	411
203		Series 2003-W4, Class 2A, VAR, 6.264%, 10/25/42	231
6,098		Series 2004-W10, Class A6, 5.750%, 08/25/34	7,134
1,119		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,328
1,946		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	2,295
1,875		Series 2006-W3, Class 2A, 6.000%, 09/25/46	2,101
574		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	643
574		Series 2007-W5, Class PO, PO, 06/25/37	530
424		Series 2007-W7, Class 1A4, HB, IF, 36.034%, 07/25/37	653
265		Series 2007-W10, Class 2A, VAR, 6.348%, 08/25/47	302
9,641		Series 2009-W1, Class A, 6.000%, 12/25/49	11,050
		Federal National Mortgage Association STRIPS,
—	(h)	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
1		Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
14		Series 218, Class 2, IO, 7.500%, 04/25/23	3
11		Series 265, Class 2, 9.000%, 03/25/24	13
1,078		Series 300, Class 1, PO, 09/25/24	957
150		Series 329, Class 1, PO, 01/25/33	137
201		Series 339, Class 18, IO, 4.500%, 07/25/18	6

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
283	Series 339, Class 21, IO, 4.500%, 08/25/18	6
141	Series 339, Class 28, IO, 5.500%, 08/25/18	4
195	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	35
809	Series 365, Class 8, IO, 5.500%, 05/25/36	149
53	Series 368, Class 3, IO, 4.500%, 11/25/20	2
530	Series 374, Class 5, IO, 5.500%, 08/25/36	99
544	Series 383, Class 33, IO, 6.000%, 01/25/38	92
221	Series 393, Class 6, IO, 5.500%, 04/25/37	36
27,453	Series 411, Class F1, VAR, 1.074%, 08/25/42	27,410
9,720	Series 412, Class F2, VAR, 1.024%, 08/25/42	9,676
	Federal National Mortgage Association Trust,
1,253	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	1,474
722	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	829
4,790	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	5,517
2,062	Series 2003-W6, Class 3A, 6.500%, 09/25/42	2,429
2,517	Series 2003-W8, Class 2A, 7.000%, 10/25/42	2,983
457	Series 2003-W8, Class 3F1, VAR, 0.924%, 05/25/42	453
449	Series 2004-W1, Class 1A6, 5.040%, 11/25/43	449
3,323	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	3,965
772	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	902
791	Series 2004-W8, Class 3A, 7.500%, 06/25/44	902
2,187	Series 2004-W15, Class 2AF, VAR, 0.774%, 08/25/44	2,176
17,659	Series 2005-W3, Class 2AF, VAR, 0.744%, 03/25/45	17,185
962	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	1,105
8,184	Series 2006-W2, Class 1AF1, VAR, 0.744%, 02/25/46	8,176
2,404	Series 2006-W2, Class 2A, VAR, 2.518%, 11/25/45	2,554

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
15,834	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.784%, 11/25/46	15,864
	Government National Mortgage Association,
1,626	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,837
1,502	Series 1999-4, Class ZB, 6.000%, 02/20/29	1,690
146	Series 1999-30, Class S, IF, IO, 8.093%, 08/16/29	35
205	Series 1999-40, Class ZW, 7.500%, 11/20/29	238
168	Series 2000-9, Class Z, 8.000%, 06/20/30	201
1,798	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,120
1,610	Series 2000-21, Class Z, 9.000%, 03/16/30	1,953
260	Series 2000-31, Class Z, 9.000%, 10/20/30	300
153	Series 2000-35, Class ZA, 9.000%, 11/20/30	164
14	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
71	Series 2001-6, Class SD, IF, IO, 8.043%, 03/16/31	24
776	Series 2001-22, Class PS, IF, 19.689%, 03/17/31	1,277
189	Series 2001-35, Class SA, IF, IO, 7.743%, 08/16/31	64
176	Series 2001-36, Class S, IF, IO, 7.543%, 08/16/31	59
741	Series 2002-24, Class AG, IF, IO, 7.443%, 04/16/32	158
68	Series 2002-24, Class SB, IF, 11.165%, 04/16/32	86
83	Series 2002-31, Class S, IF, IO, 8.193%, 01/16/31	22
1,489	Series 2002-31, Class SE, IF, IO, 6.993%, 04/16/30	271
724	Series 2002-40, Class UK, 6.500%, 06/20/32	856
24	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	31
2,800	Series 2002-45, Class QE, 6.500%, 06/20/32	3,327
837	Series 2002-47, Class PG, 6.500%, 07/16/32	985
294	Series 2002-47, Class PY, 6.000%, 07/20/32	332

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,410	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,671
946	Series 2002-52, Class GH, 6.500%, 07/20/32	1,133
149	Series 2002-70, Class PS, IF, IO, 7.188%, 08/20/32	4
1,265	Series 2002-75, Class PB, 6.000%, 11/20/32	1,487
738	Series 2003-11, Class SK, IF, IO, 7.193%, 02/16/33	134
325	Series 2003-12, Class SP, IF, IO, 7.188%, 02/20/33	86
117	Series 2003-24, Class PO, PO, 03/16/33	109
3,270	Series 2003-25, Class PZ, 5.500%, 04/20/33	3,717
2,830	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,252
1,004	Series 2003-46, Class MG, 6.500%, 05/20/33	1,183
842	Series 2003-46, Class TC, 6.500%, 03/20/33	960
563	Series 2003-52, Class AP, PO, 06/16/33	492
1,528	Series 2003-58, Class BE, 6.500%, 01/20/33	1,745
1,909	Series 2003-75, Class ZX, 6.000%, 09/16/33	2,164
90	Series 2003-90, Class PO, PO, 10/20/33	84
1,293	Series 2003-97, Class SA, IF, IO, 6.043%, 11/16/33	209
1,113	Series 2003-112, Class SA, IF, IO, 6.043%, 12/16/33	238
432	Series 2003-112, Class TS, IF, IO, 6.438%, 10/20/32	4
209	Series 2003-114, Class SH, IF, 13.774%, 11/17/32	257
517	Series 2004-28, Class S, IF, 18.269%, 04/16/34	780
1,029	Series 2004-46, Class PO, PO, 06/20/34	985
3,680	Series 2004-49, Class Z, 6.000%, 06/20/34	4,200
476	Series 2004-71, Class SB, HB, IF, 26.948%, 09/20/34	804
476	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	533
556	Series 2004-73, Class AE, IF, 13.810%, 08/17/34	680
3,705	Series 2004-73, Class JL, IF, IO, 6.043%, 09/16/34	718

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
121	Series 2004-83, Class AP, IF, 13.162%, 10/16/34	146
175	Series 2004-87, Class SB, IF, 7.088%, 03/17/33	187
381	Series 2004-89, Class LS, HB, IF, 22.526%, 10/16/34	601
5,833	Series 2004-90, Class SI, IF, IO, 5.588%, 10/20/34	895
3,017	Series 2004-96, Class SC, IF, IO, 5.568%, 11/20/34	480
4,125	Series 2005-3, Class SK, IF, IO, 6.238%, 01/20/35	665
131	Series 2005-7, Class JM, IF, 15.605%, 05/18/34	165
792	Series 2005-35, Class FL, VAR, 0.862%, 03/20/32	792
184	Series 2005-44, Class SP, IF, 11.175%, 10/20/34	209
433	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	83
27	Series 2005-65, Class SA, HB, IF, 20.791%, 08/20/35	39
209	Series 2005-66, Class SP, IF, 19.145%, 08/16/35	314
1,870	Series 2005-68, Class DP, IF, 15.213%, 06/17/35	2,654
8,631	Series 2005-68, Class KI, IF, IO, 5.788%, 09/20/35	1,494
2,811	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,156
485	Series 2005-82, Class PO, PO, 10/20/35	443
798	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	140
710	Series 2006-16, Class OP, PO, 03/20/36	681
657	Series 2006-20, Class QA, 5.750%, 02/20/36	710
975	Series 2006-22, Class AO, PO, 05/20/36	931
3,995	Series 2006-33, Class Z, 6.500%, 07/20/36	4,776
142	Series 2006-34, Class PO, PO, 07/20/36	135
156	Series 2006-38, Class SW, IF, IO, 5.988%, 06/20/36	18
5,303	Series 2006-38, Class ZK, 6.500%, 08/20/36	6,234
2,322	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,596
1,315	Series 2006-59, Class SD, IF, IO, 6.188%, 10/20/36	221

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,142	Series 2006-65, Class SA, IF, IO, 6.288%, 11/20/36	420
2,064	Series 2007-9, Class CI, IF, IO, 5.688%, 03/20/37	346
3,322	Series 2007-17, Class JI, IF, IO, 6.303%, 04/16/37	669
1,289	Series 2007-17, Class JO, PO, 04/16/37	1,167
1,301	Series 2007-19, Class SD, IF, IO, 5.688%, 04/20/37	202
788	Series 2007-25, Class FN, VAR, 0.807%, 05/16/37	787
2,618	Series 2007-26, Class SC, IF, IO, 5.688%, 05/20/37	488
2,324	Series 2007-27, Class SD, IF, IO, 5.688%, 05/20/37	465
211	Series 2007-28, Class BO, PO, 05/20/37	194
3,382	Series 2007-35, Class PO, PO, 06/16/37	3,268
460	Series 2007-36, Class HO, PO, 06/16/37	439
1,970	Series 2007-36, Class SE, IF, IO, 5.963%, 06/16/37	362
2,063	Series 2007-36, Class SJ, IF, IO, 5.738%, 06/20/37	285
1,997	Series 2007-40, Class SD, IF, IO, 6.238%, 07/20/37	357
3,006	Series 2007-40, Class SN, IF, IO, 6.168%, 07/20/37	523
2,870	Series 2007-45, Class QA, IF, IO, 6.128%, 07/20/37	587
744	Series 2007-50, Class AI, IF, IO, 6.263%, 08/20/37	108
1,862	Series 2007-53, Class ES, IF, IO, 6.038%, 09/20/37	344
524	Series 2007-53, Class SW, IF, 18.668%, 09/20/37	737
2,841	Series 2007-57, Class PO, PO, 03/20/37	2,696
2,460	Series 2007-67, Class SI, IF, IO, 5.998%, 11/20/37	407
765	Series 2007-71, Class SB, IF, IO, 6.188%, 07/20/36	33
1,996	Series 2007-72, Class US, IF, IO, 6.038%, 11/20/37	350
2,247	Series 2007-73, Class MI, IF, IO, 5.488%, 11/20/37	343
1,962	Series 2007-74, Class SL, IF, IO, 6.033%, 11/16/37	332
4,347	Series 2007-76, Class SB, IF, IO, 5.988%, 11/20/37	754
3,159	Series 2007-79, Class SY, IF, IO, 6.038%, 12/20/37	567

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
151	Series 2008-1, Class PO, PO, 01/20/38	139
245	Series 2008-7, Class SK, IF, 18.413%, 11/20/37	369
343	Series 2008-7, Class SP, IF, 12.375%, 10/20/37	455
503	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	74
504	Series 2008-20, Class PO, PO, 09/20/37	481
532	Series 2008-29, Class PO, PO, 02/17/33	515
3,530	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	389
1,142	Series 2008-33, Class XS, IF, IO, 7.193%, 04/16/38	262
5,381	Series 2008-36, Class AY, 5.000%, 04/16/23	5,605
3,076	Series 2008-36, Class SH, IF, IO, 5.788%, 04/20/38	492
9,417	Series 2008-40, Class SA, IF, IO, 5.893%, 05/16/38	1,841
99	Series 2008-43, Class NA, 5.500%, 11/20/37	101
1,577	Series 2008-50, Class KB, 6.000%, 06/20/38	1,805
775	Series 2008-55, Class SA, IF, IO, 5.688%, 06/20/38	140
2,794	Series 2008-60, Class CS, IF, IO, 5.638%, 07/20/38	385
252	Series 2008-60, Class PO, PO, 01/20/38	249
3,214	Series 2008-69, Class QD, 5.750%, 07/20/38	3,450
1,031	Series 2008-71, Class SC, IF, IO, 5.488%, 08/20/38	134
3,305	Series 2008-76, Class US, IF, IO, 5.388%, 09/20/38	465
2,170	Series 2008-79, Class CS, IF, 6.288%, 06/20/35	2,494
6,894	Series 2008-81, Class S, IF, IO, 5.688%, 09/20/38	1,028
3,392	Series 2008-93, Class AS, IF, IO, 5.188%, 12/20/38	498
6,169	Series 2008-95, Class DS, IF, IO, 6.788%, 12/20/38	1,246
1,939	Series 2008-96, Class SL, IF, IO, 5.488%, 12/20/38	284
1,488	Series 2009-6, Class SA, IF, IO, 5.593%, 02/16/39	239
1,697	Series 2009-6, Class SH, IF, IO, 5.528%, 02/20/39	271

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,882	Series 2009-10, Class SA, IF, IO, 5.438%, 02/20/39	390
763	Series 2009-10, Class SL, IF, IO, 5.993%, 03/16/34	29
2,322	Series 2009-11, Class SC, IF, IO, 5.643%, 02/16/39	296
888	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	196
1,933	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	417
5,243	Series 2009-22, Class SA, IF, IO, 5.758%, 04/20/39	818
1,379	Series 2009-24, Class DS, IF, IO, 5.788%, 03/20/39	94
1,441	Series 2009-25, Class SE, IF, IO, 7.088%, 09/20/38	278
3,034	Series 2009-31, Class TS, IF, IO, 5.788%, 03/20/39	338
642	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	97
850	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	149
1,073	Series 2009-35, Class SN, IF, IO, 5.893%, 12/16/38	61
11,836	Series 2009-35, Class ZB, 5.500%, 05/16/39	14,236
3,958	Series 2009-42, Class SC, IF, IO, 5.568%, 06/20/39	664
2,727	Series 2009-43, Class SA, IF, IO, 5.438%, 06/20/39	432
4,681	Series 2009-64, Class SN, IF, IO, 5.593%, 07/16/39	493
959	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	128
4,174	Series 2009-72, Class SM, IF, IO, 5.743%, 08/16/39	668
2,753	Series 2009-75, Class MN, 5.500%, 09/20/39	3,362
4,047	Series 2009-79, Class OK, PO, 11/16/37	3,850
6,567	Series 2009-81, Class SB, IF, IO, 5.578%, 09/20/39	991
5,694	Series 2009-102, Class SM, IF, IO, 5.893%, 06/16/39	457
2,170	Series 2009-104, Class AB, 7.000%, 08/16/39	2,425
5,587	Series 2009-106, Class AS, IF, IO, 5.893%, 11/16/39	936
19,137	Series 2009-106, Class ST, IF, IO, 5.488%, 02/20/38	3,375

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2,881	Series 2009-121, Class VA, 5.500%, 11/20/20	3,000
1,371	Series 2010-14, Class AO, PO, 12/20/32	1,330
763	Series 2010-14, Class BO, PO, 11/20/35	700
2,549	Series 2010-14, Class CO, PO, 08/20/35	2,415
3,041	Series 2010-14, Class QP, 6.000%, 12/20/39	3,173
2,122	Series 2010-41, Class WA, VAR, 5.822%, 10/20/33	2,418
1,079	Series 2010-103, Class WA, VAR, 5.725%, 08/20/34	1,217
1,492	Series 2010-129, Class AW, VAR, 6.109%, 04/20/37	1,681
7,169	Series 2010-130, Class CP, 7.000%, 10/16/40	8,442
10,029	Series 2010-157, Class OP, PO, 12/20/40	9,090
26,505	Series 2010-H17, Class XQ, VAR, 5.238%, 07/20/60	28,141
713	Series 2011-22, Class WA, VAR, 5.937%, 02/20/37	800
5,742	Series 2011-43, Class ZQ, 5.500%, 01/16/33	6,490
4,948	Series 2011-75, Class SM, IF, IO, 6.088%, 05/20/41	1,065
2,536	Series 2011-97, Class WA, VAR, 6.117%, 11/20/38	2,878
3,560	Series 2011-137, Class WA, VAR, 5.537%, 07/20/40	4,033
1,500	Series 2011-157, Class UY, 3.000%, 12/20/41	1,569
8,401	Series 2011-163, Class WA, VAR, 5.861%, 12/20/38	9,609
2,645	Series 2011-H05, Class FB, VAR, 0.968%, 12/20/60	2,635
3,379	Series 2011-H06, Class FA, VAR, 0.918%, 02/20/61	3,360
3,566	Series 2011-H19, Class FA, VAR, 0.938%, 08/20/61	3,549
4,111	Series 2012-59, Class WA, VAR, 5.583%, 08/20/38	4,721
5,259	Series 2012-141, Class WA, VAR, 4.529%, 11/16/41	5,818
3,718	Series 2012-141, Class WB, VAR, 3.970%, 09/16/42	3,926
5,569	Series 2012-141, Class WC, VAR, 3.714%, 01/20/42	5,907
11,194	Series 2012-H08, Class FB, VAR, 1.068%, 03/20/62	11,192

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
8,231	Series 2012-H08, Class FS, VAR, 1.168%, 04/20/62	8,267
66,592	Series 2012-H10, Class FA, VAR, 1.018%, 12/20/61	66,463
6,110	Series 2012-H15, Class FA, VAR, 0.918%, 05/20/62	6,110
2,556	Series 2012-H18, Class NA, VAR, 0.988%, 08/20/62	2,549
26,015	Series 2012-H21, Class CF, VAR, 1.168%, 05/20/61	26,050
26,529	Series 2012-H21, Class DF, VAR, 1.118%, 05/20/61	26,550
28,063	Series 2012-H22, Class FD, VAR, 0.938%, 01/20/61	28,020
5,984	Series 2012-H24, Class FA, VAR, 0.918%, 03/20/60	5,984
8,605	Series 2012-H24, Class FD, VAR, 1.058%, 09/20/62	8,608
4,376	Series 2012-H24, Class FE, VAR, 1.068%, 10/20/62	4,359
14,865	Series 2012-H24, Class FG, VAR, 0.898%, 04/20/60	14,836
13,806	Series 2012-H26, Class JA, VAR, 1.018%, 10/20/61	13,803
19,360	Series 2012-H26, Class MA, VAR, 1.018%, 07/20/62	19,304
8,395	Series 2012-H27, Class FB, VAR, 0.968%, 10/20/62	8,375
31,457	Series 2012-H28, Class FA, VAR, 1.048%, 09/20/62	31,450
28,213	Series 2012-H29, Class FA, VAR, 0.983%, 10/20/62	28,120
4,242	Series 2012-H30, Class JA, VAR, 0.948%, 01/20/60	4,243
7,027	Series 2012-H30, Class PA, VAR, 0.918%, 11/20/59	7,027
25,850	Series 2012-H31, Class FD, VAR, 0.808%, 12/20/62	25,598
5,262	Series 2013-26, Class AK, VAR, 4.662%, 09/20/41	5,736
2,763	Series 2013-54, Class WA, VAR, 4.699%, 11/20/42	3,037
1,972	Series 2013-75, Class WA, VAR, 5.220%, 06/20/40	2,173
2,981	Series 2013-91, Class WA, VAR, 4.498%, 04/20/43	3,203
3,874	Series 2013-147, Class BE, 4.000%, 12/20/39	4,400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
27,483	Series 2013-H01, Class FA, 1.650%, 01/20/63	27,403
12,026	Series 2013-H01, Class JA, VAR, 0.788%, 01/20/63	11,885
9,757	Series 2013-H01, Class TA, VAR, 0.968%, 01/20/63	9,751
1,189	Series 2013-H02, Class HF, VAR, 0.768%, 11/20/62	1,188
2,844	Series 2013-H03, Class FA, VAR, 0.768%, 08/20/60	2,843
37,102	Series 2013-H04, Class BA, 1.650%, 02/20/63	36,994
2,645	Series 2013-H04, Class SA, VAR, 0.888%, 02/20/63	2,622
3,460	Series 2013-H07, Class GA, VAR, 0.938%, 03/20/63	3,442
10,911	Series 2013-H07, Class HA, VAR, 0.878%, 03/20/63	10,826
9,119	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,163
5,012	Series 2013-H07, Class MA, VAR, 1.018%, 04/20/62	5,010
14,683	Series 2013-H08, Class FC, VAR, 0.918%, 02/20/63	14,594
11,563	Series 2013-H09, Class HA, 1.650%, 04/20/63	11,526
3,278	Series 2013-H14, Class FC, VAR, 0.938%, 06/20/63	3,261
3,056	Series 2013-H14, Class FG, VAR, 0.938%, 05/20/63	3,041
8,097	Series 2014-6, Class W, VAR, 5.463%, 01/20/39	8,998
6,487	Series 2014-41, Class W, VAR, 4.655%, 10/20/42	7,045
5,627	Series 2014-188, Class W, VAR, 4.674%, 10/20/41	6,182
21,460	Series 2014-H01, Class FD, VAR, 1.118%, 01/20/64	21,503
15,169	Series 2014-H05, Class FA, VAR, 1.158%, 02/20/64	15,238
5,254	Series 2014-H06, Class HB, VAR, 1.118%, 03/20/64	5,263
15,247	Series 2014-H09, Class TA, VAR, 1.068%, 04/20/64	15,244
23,615	Series 2014-H10, Class TA, VAR, 1.068%, 04/20/64	23,613
25,736	Series 2014-H11, Class VA, VAR, 0.968%, 06/20/64	25,597

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
25,202	Series 2014-H15, Class FA, VAR, 0.968%, 07/20/64	25,067
18,959	Series 2014-H17, Class FC, VAR, 0.968%, 07/20/64	18,857
22,579	Series 2014-H19, Class FE, VAR, 0.938%, 09/20/64	22,427
10,791	Series 2014-H20, Class LF, VAR, 1.068%, 10/20/64	10,684
6,111	Series 2015-91, Class W, VAR, 5.240%, 05/20/40	6,829
7,973	Series 2015-137, Class WA, VAR, 5.488%, 01/20/38	9,012
12,831	Series 2015-H02, Class FB, VAR, 1.012%, 12/20/64	12,773
12,135	Series 2015-H03, Class FA, VAR, 0.968%, 12/20/64	12,087
41,209	Series 2015-H05, Class FC, VAR, 0.948%, 02/20/65	40,937
25,789	Series 2015-H06, Class FA, VAR, 0.948%, 02/20/65	25,651
18,643	Series 2015-H07, Class ES, VAR, 0.000%, 02/20/65	18,541
58,860	Series 2015-H08, Class FC, VAR, 0.950%, 03/20/65	58,473
46,753	Series 2015-H10, Class FC, VAR, 0.948%, 04/20/65	46,438
28,330	Series 2015-H12, Class FA, VAR, 0.948%, 05/20/65	28,144
12,520	Series 2015-H15, Class FD, VAR, 0.908%, 06/20/65	12,406
19,620	Series 2015-H15, Class FJ, VAR, 0.908%, 06/20/65	19,443
26,343	Series 2015-H16, Class FG, VAR, 0.908%, 07/20/65	26,127
29,897	Series 2015-H16, Class FL, VAR, 0.908%, 07/20/65	29,622
21,747	Series 2015-H18, Class FA, VAR, 0.918%, 06/20/65	21,596
21,913	Series 2015-H20, Class FA, VAR, 0.938%, 08/20/65	21,752
19,265	Series 2015-H23, Class FB, VAR, 0.988%, 09/20/65	19,179
6,139	Series 2015-H26, Class FG, VAR, 0.988%, 10/20/65	6,110
13,355	Series 2015-H32, Class FH, VAR, 1.128%, 12/20/65	13,400
61,600	Series 2016-H07, Class FA, VAR, 1.218%, 03/20/66	62,091

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
15,543	Series 2016-H07, Class FB, VAR, 1.218%, 03/20/66	15,666
27,925	Series 2016-H11, Class FD, VAR, 0.868%, 05/20/66	27,949
	NCUA Guaranteed Notes Trust,
16,295	Series 2010-R3, Class 1A, VAR, 1.054%, 12/08/20	16,324
2,731	Series 2010-R3, Class 3A, 2.400%, 12/08/20	2,747
	Vendee Mortgage Trust,
4,202	Series 1993-1, Class ZB, 7.250%, 02/15/23	4,708
1,040	Series 1994-1, Class 1, VAR, 5.512%, 02/15/24	1,135
3,208	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	3,610
1,547	Series 1996-1, Class 1Z, 6.750%, 02/15/26 (e)	1,789
696	Series 1996-2, Class 1Z, 6.750%, 06/15/26	799
2,117	Series 1997-1, Class 2Z, 7.500%, 02/15/27	2,487
1,432	Series 1998-1, Class 2E, 7.000%, 03/15/28 (e)	1,716

		3,740,099

	Non-Agency CMO — 2.4%
27,651	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21 (e)	27,646
	Ajax Mortgage Loan Trust,
13,257	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	13,165
3,414	Series 2013-B, Class A, VAR, 3.500%, 02/25/51 (e)	3,396
6,496	Series 2013-C, Class A, SUB, 4.500%, 03/25/53 (e)	6,696
8,911	Series 2014-A, Class A, SUB, 4.000%, 10/25/57 (e)	8,865
9,998	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	9,849
	Alternative Loan Trust,
121	Series 2002-12, Class PO, PO, 11/25/32	92
8,969	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	8,913
2,595	Series 2005-1CB, Class 1A6, IF, IO, 6.576%, 03/25/35	586
8,222	Series 2005-20CB, Class 3A8, IF, IO, 4.226%, 07/25/35	1,173

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
7,944	Series 2005-22T1, Class A2, IF, IO, 4.546%, 06/25/35	1,450
3,559	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	3,464
109	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	80
28,392	Series 2005-37T1, Class A2, IF, IO, 4.526%, 09/25/35	5,412
3,694	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,447
14,653	Series 2005-54CB, Class 1A2, IF, IO, 4.326%, 11/25/35	2,272
47	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	44
1,493	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,379
2,871	Series 2005-J1, Class 1A4, IF, IO, 4.576%, 02/25/35	160
	American General Mortgage Loan Trust,
374	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	385
2,313	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	2,327
	Angel Oak Mortgage Trust LLC,
9,959	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	9,984
4,533	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	4,521
	ASG Resecuritization Trust,
741	Series 2009-1, Class A60, VAR, 2.535%, 06/26/37 (e)	736
7,986	Series 2009-3, Class A65, VAR, 2.379%, 03/26/37 (e)	7,942
305	Series 2009-5, Class A50, VAR, 3.553%, 02/28/37 (e)	304
2,390	Series 2010-2, Class A60, VAR, 2.014%, 01/28/37 (e)	2,364
4,333	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	3,683
3,380	Series 2011-1, Class 3A50, VAR, 3.101%, 11/28/35 (e)	3,333
	Banc of America Alternative Loan Trust,
3,208	Series 2003-11, Class 1A1, 6.000%, 01/25/34	3,284
2,511	Series 2003-11, Class 2A1, 6.000%, 01/25/34	2,575
368	Series 2003-11, Class PO, PO, 01/25/34	290
800	Series 2004-1, Class 1A1, 6.000%, 02/25/34	849

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
295	Series 2004-1, Class 5A1, 5.500%, 02/25/19	297
91	Series 2004-6, Class 15PO, PO, 07/25/19	90
623	Series 2004-8, Class 3A1, 5.500%, 09/25/19	610
591	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	550
1,793	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	442
	Banc of America Funding Trust,
407	Series 2004-1, Class PO, PO, 03/25/34	321
577	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	597
872	Series 2004-C, Class 1A1, VAR, 3.082%, 12/20/34	855
521	Series 2005-6, Class 2A7, 5.500%, 10/25/35	498
398	Series 2005-7, Class 30PO, PO, 11/25/35	305
154	Series 2005-8, Class 30PO, PO, 01/25/36	112
942	Series 2005-E, Class 4A1, VAR, 2.938%, 03/20/35 (e)	946
244	Series 2006-1, Class XPO, PO, 01/25/36	193
2,266	Series 2010-R11A, Class 1A6, VAR, 5.079%, 08/26/35 (e)	2,272
	Banc of America Mortgage Trust,
210	Series 2003-C, Class 3A1, VAR, 3.181%, 04/25/33 (e)	212
1,479	Series 2003-E, Class 2A2, VAR, 3.275%, 06/25/33 (a)	1,474
11	Series 2004-1, Class APO, PO, 02/25/34	10
355	Series 2004-3, Class 15IO, IO, VAR, 0.229%, 04/25/19	1
474	Series 2004-3, Class 1A26, 5.500%, 04/25/34	475
44	Series 2004-4, Class APO, PO, 05/25/34	37
557	Series 2004-5, Class 2A2, 5.500%, 06/25/34	563
108	Series 2004-5, Class 4A1, 4.750%, 06/25/19	108
292	Series 2004-9, Class 3A1, 6.500%, 09/25/32 (e)	303
3	Series 2004-9, Class 3PO, PO, 09/25/32	3
804	Series 2004-J, Class 3A1, VAR, 3.150%, 11/25/34	788
498	Series 2005-1, Class 2A1, 5.000%, 02/25/20	505
	BCAP LLC Trust,
1,923	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,994

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,117	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	1,117
2,787	Series 2009-RR14, Class 3A2, VAR, 2.893%, 08/26/35 (e)	2,792
1,028	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	1,034
325	Series 2010-RR6, Class 22A3, VAR, 2.919%, 06/26/36 (e)	324
584	Series 2010-RR7, Class 1A5, VAR, 3.021%, 04/26/35 (e)	579
11,006	Series 2010-RR7, Class 2A1, VAR, 2.623%, 07/26/45 (e)	10,920
5,046	Series 2010-RR8, Class 3A4, VAR, 3.087%, 05/26/35 (e)	4,964
476	Series 2010-RR12, Class 2A5, VAR, 2.977%, 01/26/36 (e)	471
1,151	Series 2010-RR12, Class 4A5, VAR, 3.010%, 10/26/36 (e)	1,141
60	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	60
717	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	719
6,121	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	6,175
1,561	Series 2011-RR5, Class 11A3, VAR, 0.638%, 05/28/36 (e)	1,555
8,444	Series 2011-RR10, Class 2A1, VAR, 1.352%, 09/26/37 (e)	8,164
1,602	Series 2012-RR1, Class 5A1, VAR, 9.858%, 07/26/37 (e)	1,653
5,398	Series 2012-RR3, Class 2A5, VAR, 2.404%, 05/26/37 (e)	5,382
2,435	Series 2012-RR4, Class 8A3, VAR, 0.717%, 06/26/47 (e)	2,376
3,093	Series 2012-RR10, Class 1A1, VAR, 0.718%, 02/26/37 (e)	3,000
2,034	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 1.024%, 03/25/35	1,985
	Bear Stearns ARM Trust,
1,521	Series 2003-2, Class A5, VAR, 2.756%, 01/25/33 (e)	1,525
205	Series 2003-7, Class 3A, VAR, 2.835%, 10/25/33	201
910	Series 2004-2, Class 14A, VAR, 3.344%, 05/25/34	904
4,962	Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	4,985
4,302	Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	4,198

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
238	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	217
79	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	68
	Chase Mortgage Finance Trust,
867	Series 2007-A1, Class 1A3, VAR, 2.970%, 02/25/37	856
1,769	Series 2007-A1, Class 2A1, VAR, 3.097%, 02/25/37	1,766
242	Series 2007-A1, Class 7A1, VAR, 3.053%, 02/25/37	242
1,033	Series 2007-A1, Class 9A1, VAR, 3.000%, 02/25/37	1,022
710	Series 2007-A2, Class 1A1, VAR, 3.144%, 07/25/37	704
1,062	Series 2007-A2, Class 2A1, VAR, 2.883%, 07/25/37	1,054
	CHL Mortgage Pass-Through Trust,
156	Series 2002-18, Class PO, PO, 11/25/32	135
475	Series 2004-3, Class A26, 5.500%, 04/25/34	476
323	Series 2004-3, Class A4, 5.750%, 04/25/34	321
2,107	Series 2004-5, Class 1A4, 5.500%, 06/25/34	2,175
147	Series 2004-7, Class 2A1, VAR, 2.940%, 06/25/34	143
641	Series 2004-8, Class 2A1, 4.500%, 06/25/19	653
246	Series 2004-HYB1, Class 2A, VAR, 2.806%, 05/20/34	234
1,137	Series 2004-HYB3, Class 2A, VAR, 2.761%, 06/20/34	1,080
741	Series 2004-HYB6, Class A3, VAR, 2.792%, 11/20/34	706
76	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	77
358	Series 2005-14, Class A2, 5.500%, 07/25/35	345
185	Series 2005-16, Class A23, 5.500%, 09/25/35	175
2,712	Series 2005-22, Class 2A1, VAR, 2.755%, 11/25/35 (e)	2,221
	Citicorp Mortgage Securities Trust,
133	Series 2006-1, Class 2A1, 5.000%, 02/25/21	137

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
883	Series 2006-4, Class 1A2, 6.000%, 08/25/36	887
	Citigroup Global Markets Mortgage Securities VII, Inc.,
1,869	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33 (e)	1,854
12	Series 2003-UP2, Class PO1, PO, 12/25/18 (e)	10
	Citigroup Mortgage Loan Trust,
5,758	Series 2008-AR4, Class 1A1A, VAR, 2.993%, 11/25/38 (e)	5,727
1,249	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	1,261
900	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	925
4,624	Series 2009-10, Class 1A1, VAR, 2.631%, 09/25/33 (e)	4,651
2,664	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	2,737
2,160	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	2,180
508	Series 2010-3, Class 4A1, VAR, 2.580%, 02/25/36 (e)	504
492	Series 2010-7, Class 10A1, VAR, 2.762%, 02/25/35 (e)	488
3,740	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	3,751
5,359	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	5,381
1,818	Series 2010-10, Class 2A1, VAR, 2.729%, 02/25/36 (e)	1,830
4,081	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	4,163
	Citigroup Mortgage Loan Trust, Inc.,
596	Series 2003-1, Class 2A5, 5.250%, 10/25/33	603
104	Series 2003-1, Class 2A6, PO, 10/25/33	94
80	Series 2003-1, Class PO2, PO, 10/25/33	65
81	Series 2003-1, Class PO3, PO, 09/25/33	73
73	Series 2003-UP3, Class A3, 7.000%, 09/25/33	74
160	Series 2003-UST1, Class A1, 5.500%, 12/25/18	160
35	Series 2003-UST1, Class PO1, PO, 12/25/18	33
18	Series 2003-UST1, Class PO3, PO, 12/25/18	17
496	Series 2004-UST1, Class A6, VAR, 2.645%, 08/25/34	476

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
331	Series 2005-1, Class 2A1A, VAR, 2.801%, 04/25/35	262
1,655	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,691
984	Series 2005-5, Class 1A2, VAR, 3.406%, 08/25/35 (e)	714
	Credit Suisse First Boston Mortgage Securities Corp.,
11	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	11
1,090	Series 2003-1, Class DB1, VAR, 6.738%, 02/25/33	1,103
1,077	Series 2003-21, Class 1A4, 5.250%, 09/25/33	1,104
810	Series 2003-23, Class 1P, PO, 10/25/33	702
160	Series 2003-23, Class 2A5, 5.000%, 10/25/18	160
32	Series 2003-25, Class 2A1, 4.500%, 10/25/18	32
1,589	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,607
630	Series 2003-27, Class 5A4, 5.250%, 11/25/33	638
589	Series 2003-AR15, Class 3A1, VAR, 3.187%, 06/25/33	583
984	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,028
623	Series 2004-5, Class 3A1, 5.250%, 08/25/19	632
10	Series 2004-5, Class 5P, PO, 08/25/19	10
1,564	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,635
231	Series 2005-9, Class AP, PO, 10/25/35	167
3,350	Series 2005-9, Class DX, IO, 5.500%, 10/25/35 (e)	193
177	Series 2005-10, Class AP, PO, 11/25/35	112
1,050	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	1,061
	CSMC,
27,524	Series 2010-11R, Class A6, VAR, 1.493%, 06/28/47 (e)	26,490
2,109	Series 2010-17R, Class 1A1, VAR, 2.792%, 06/26/36 (e)	2,124
3,312	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	3,317
1,060	Series 2011-6R, Class 3A1, VAR, 3.210%, 07/28/36 (e)	1,064

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,624	Series 2012-2R, Class 2A1, VAR, 2.631%, 03/27/47 (e)	1,607
2,404	Series 2012-3R, Class 1A1, VAR, 2.715%, 07/27/37 (e)	2,415
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
573	Series 2005-1, Class 2A1, VAR, 5.804%, 02/25/20	579
796	Series 2005-3, Class 1A1, VAR, 4.979%, 06/25/20	796
14	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	14
	First Horizon Alternative Mortgage Securities Trust,
1,363	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,174
11,419	Series 2007-FA4, Class 1A2, IF, IO, 5.126%, 08/25/37	2,834
	First Horizon Mortgage Pass-Through Trust,
636	Series 2004-AR2, Class 2A1, VAR, 3.065%, 05/25/34	628
314	Series 2004-AR7, Class 2A2, VAR, 2.709%, 02/25/35 (e)	312
1,943	Series 2005-AR1, Class 2A2, VAR, 2.935%, 04/25/35 (e)	1,945
	GMACM Mortgage Loan Trust,
4,071	Series 2003-AR1, Class A4, VAR, 3.328%, 10/19/33	4,023
3,108	Series 2003-AR2, Class 2A4, VAR, 3.205%, 12/19/33	3,058
116	Series 2003-J8, Class A, 5.250%, 12/25/33	120
1,584	Series 2004-J5, Class A7, 6.500%, 01/25/35	1,635
479	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	489
2,561	Series 2005-AR3, Class 3A4, VAR, 3.304%, 06/19/35	2,504
	GSMPS Mortgage Loan Trust,
672	Series 2004-4, Class 1AF, VAR, 0.924%, 06/25/34 (e)	599
1,244	Series 2005-RP2, Class 1AF, VAR, 0.874%, 03/25/35 (e)	1,071
7,532	Series 2005-RP3, Class 1AF, VAR, 0.874%, 09/25/35 (e)	6,484
5,552	Series 2005-RP3, Class 1AS, IO, VAR, 4.240%, 09/25/35 (e)	776

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	GSR Mortgage Loan Trust,
441	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	459
157	Series 2003-6F, Class A2, VAR, 0.924%, 09/25/32	148
1,214	Series 2004-13F, Class 3A3, 6.000%, 11/25/34 (e)	1,244
1,379	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,415
761	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	809
440	Series 2005-5F, Class 8A3, VAR, 1.024%, 06/25/35	417
2,320	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,465
158	Series 2005-AR6, Class 3A1, VAR, 3.058%, 09/25/35	157
1,220	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	1,153
4,788	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	4,205
3,832	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	3,688
7,873	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	7,814
1,495	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 1.124%, 05/25/35	1,434
	Impac Secured Assets CMN Owner Trust,
909	Series 2003-2, Class A1, 5.500%, 08/25/33	918
38	Series 2004-3, Class 1A4, VAR, 1.324%, 11/25/34	37
	Impac Secured Assets Trust,
4,684	Series 2006-1, Class 2A1, VAR, 0.874%, 05/25/36	4,206
4,581	Series 2006-2, Class 2A1, VAR, 0.874%, 08/25/36	4,498
	JP Morgan Mortgage Trust,
678	Series 2004-A3, Class 4A1, VAR, 3.212%, 07/25/34	696
772	Series 2004-A4, Class 1A1, VAR, 3.307%, 09/25/34	788
282	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	288
1,855	Series 2005-A1, Class 3A4, VAR, 3.008%, 02/25/35	1,888
11,329	Series 2006-A2, Class 4A1, VAR, 3.185%, 08/25/34	11,357

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
6,641	Series 2006-A2, Class 5A3, VAR, 2.783%, 11/25/33	6,731
1,557	Series 2006-A3, Class 6A1, VAR, 3.145%, 08/25/34 (e)	1,558
1,292	Series 2007-A1, Class 5A1, VAR, 2.911%, 07/25/35	1,291
517	Series 2007-A1, Class 5A2, VAR, 2.911%, 07/25/35	523
560	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 2.978%, 09/26/36 (e)	560
	Lehman Mortgage Trust,
825	Series 2006-2, Class 1A1, VAR, 5.928%, 04/25/36	736
620	Series 2007-6, Class 1A8, 6.000%, 07/25/37	554
4,095	Series 2008-2, Class 1A6, 6.000%, 03/25/38	3,080
	MASTR Adjustable Rate Mortgages Trust,
823	Series 2004-3, Class 4A2, VAR, 2.690%, 04/25/34	763
3,033	Series 2004-13, Class 2A1, VAR, 2.882%, 04/21/34	3,097
541	Series 2004-15, Class 3A1, VAR, 3.406%, 12/25/34	533
	MASTR Alternative Loan Trust,
880	Series 2003-9, Class 2A1, 6.000%, 12/25/33	874
252	Series 2003-9, Class 8A1, 6.000%, 01/25/34	252
710	Series 2004-3, Class 2A1, 6.250%, 04/25/34	739
2,425	Series 2004-3, Class 3A1, 6.000%, 04/25/34	2,541
451	Series 2004-6, Class 30PO, PO, 07/25/34	328
276	Series 2004-6, Class 7A1, 6.000%, 07/25/34	269
374	Series 2004-7, Class 30PO, PO, 08/25/34	293
457	Series 2004-8, Class 6A1, 5.500%, 09/25/19	465
152	Series 2004-10, Class 1A1, 4.500%, 09/25/19	153
615	Series 2005-6, Class 3A1, 5.500%, 11/25/20	599
	MASTR Asset Securitization Trust,
37	Series 2003-2, Class 1A1, 5.000%, 03/25/18	37
20	Series 2003-2, Class 2A1, 4.500%, 03/25/18	20

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
65	Series 2003-2, Class 2A10, 4.500%, 03/25/18	65
55	Series 2003-8, Class 1A1, 5.500%, 09/25/33	54
68	Series 2003-9, Class 15PO, PO, 10/25/18	66
119	Series 2003-9, Class 2A7, 5.500%, 10/25/33	118
42	Series 2003-11, Class 3A1, 4.500%, 12/25/18	42
67	Series 2003-12, Class 30PO, PO, 12/25/33	60
242	Series 2003-12, Class 6A1, 5.000%, 12/25/33	244
52	Series 2004-1, Class 30PO, PO, 02/25/34	41
1,621	Series 2004-4, Class 1A6, 5.250%, 12/26/33	1,677
9	Series 2004-4, Class 3A1, 4.500%, 04/25/19	9
40	Series 2004-6, Class 15PO, PO, 07/25/19	39
130	Series 2004-8, Class 1A1, 4.750%, 08/25/19	133
27	Series 2004-8, Class PO, PO, 08/25/19 (e)	25
232	Series 2004-9, Class 5A1, 5.250%, 09/25/19 (e)	235
774	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	829
	MASTR Reperforming Loan Trust,
10,203	Series 2005-2, Class 1A1F, VAR, 0.874%, 05/25/35 (e)	7,980
1,250	Series 2006-2, Class 1A1, VAR, 4.553%, 05/25/36 (e)	1,125
620	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	491
	Merrill Lynch Mortgage Investors Trust,
787	Series 2003-A5, Class 2A6, VAR, 2.900%, 08/25/33	791
1,544	Series 2003-E, Class A1, VAR, 1.144%, 10/25/28	1,470
3,203	Series 2003-F, Class A1, VAR, 1.164%, 10/25/28	3,128
1,629	Series 2004-1, Class 2A1, VAR, 2.682%, 12/25/34 (e)	1,630
656	Series 2004-A, Class A1, VAR, 0.984%, 04/25/29	614
1,350	Series 2004-A4, Class A2, VAR, 2.855%, 08/25/34	1,372
1,367	Series 2004-C, Class A2, VAR, 1.529%, 07/25/29	1,299
2,508	Series 2005-A2, Class A1, VAR, 2.650%, 02/25/35	2,447

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
2,944		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.581%, 06/25/37	2,854
6		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	6
		Morgan Stanley Mortgage Loan Trust,
2,970		Series 2004-3, Class 4A, VAR, 5.676%, 04/25/34 (e)	3,107
706		Series 2004-9, Class 4A, VAR, 4.936%, 10/25/19	695
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 14,804.840%, 04/20/21 (e)	—	(h)
1,081		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.164%, 02/25/35 (e)	1,040
		MRFC Mortgage Pass-Through Trust,
3,388		Series 2000-TBC2, Class A1, VAR, 0.988%, 06/15/30	3,210
724		Series 2000-TBC3, Class A1, VAR, 0.948%, 12/15/30	688
704		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	706
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
311		Series 2003-A1, Class A1, 5.500%, 05/25/33	316
198		Series 2003-A1, Class A2, 6.000%, 05/25/33	202
69		Series 2003-A1, Class A5, 7.000%, 04/25/33 (e)	71
3		Series 2003-A1, Class A7, 5.000%, 04/25/18 (e)	3
293		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 3.006%, 03/26/36 (e)	290
5		PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	5
1,218		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,271
551		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.842%, 05/25/35 (e)	530
		RALI Trust,
13		Series 2001-QS19, Class A2, 6.000%, 12/25/16	12
127		Series 2002-QS8, Class A5, 6.250%, 06/25/17	127

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
47	Series 2002-QS16, Class A3, IF, 15.526%, 10/25/17	49
122	Series 2003-QS3, Class A2, IF, 15.346%, 02/25/18	128
360	Series 2003-QS9, Class A3, IF, IO, 7.026%, 05/25/18	11
246	Series 2003-QS12, Class A2A, IF, IO, 7.076%, 06/25/18	9
75	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	2
9,073	Series 2003-QS13, Class A2, 4.000%, 07/25/33	8,650
577	Series 2003-QS14, Class A1, 5.000%, 07/25/18	579
174	Series 2003-QS18, Class A1, 5.000%, 09/25/18	176
7,336	Series 2004-QS7, Class A4, 5.500%, 05/25/34	7,448
2,076	Series 2005-QA6, Class A32, VAR, 3.936%, 05/25/35	1,737
242	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	201
	RBSSP Resecuritization Trust,
3,728	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	3,959
957	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	998
473	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	474
4,010	Series 2009-12, Class 1A1, VAR, 5.851%, 11/25/33 (e)	4,154
980	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	993
1,993	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,974
107	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	88
	Residential Asset Securitization Trust,
206	Series 2003-A8, Class A5, 4.250%, 10/25/18	206
305	Series 2003-A13, Class A3, 5.500%, 01/25/34	312
15	Series 2003-A14, Class A1, 4.750%, 02/25/19	15
9,502	Series 2005-A2, Class A4, IF, IO, 4.526%, 03/25/35	1,376
958	Series 2006-A4, Class 2A5, 6.000%, 05/25/36 (e)	884

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	RFMSI Trust,
39	Series 2003-S14, Class A4, PO, 07/25/18	38
114	Series 2003-S16, Class A3, 5.000%, 09/25/18	114
210	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	211
148	Series 2004-S6, Class 2A6, PO, 06/25/34	115
857	Series 2005-SA4, Class 1A1, VAR, 3.223%, 09/25/35 (e)	710
	Sequoia Mortgage Trust,
1,622	Series 2004-8, Class A1, VAR, 1.212%, 09/20/34	1,538
2,329	Series 2004-8, Class A2, VAR, 1.950%, 09/20/34	2,236
722	Series 2004-10, Class A1A, VAR, 1.132%, 11/20/34 (e)	676
2,237	Series 2004-11, Class A1, VAR, 1.112%, 12/20/34	2,185
1,721	Series 2004-12, Class A3, VAR, 1.245%, 01/20/35	1,580
	Springleaf Mortgage Loan Trust,
4,732	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	4,716
9,745	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	9,709
7,103	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	7,083
5,974	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	5,989
8,455	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	8,411
7,808	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	7,847
370	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	371
10,968	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	10,972
258	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.813%, 06/25/34	258
	Structured Asset Mortgage Investments II Trust,
1,953	Series 2004-AR5, Class 1A1, VAR, 1.174%, 10/19/34	1,862
6,924	Series 2005-AR5, Class A3, VAR, 0.764%, 07/19/35	6,682
	Structured Asset Securities Corp.,
2,393	Series 2003-37A, Class 2A, VAR, 2.697%, 12/25/33	2,376

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
2,504	Series 2004-4XS, Class 1A5, SUB, 5.610%, 02/25/34	2,574
935	Series 2005-RF3, Class 1A, VAR, 0.874%, 06/25/35 (e)	748
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
305	Series 2003-29, Class 1A1, 4.750%, 09/25/18	307
288	Series 2003-30, Class 1A1, 5.500%, 10/25/33	301
210	Series 2003-32, Class 1A1, VAR, 5.221%, 11/25/33	210
2,745	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	2,799
809	Series 2003-34A, Class 3A3, VAR, 2.931%, 11/25/33	794
5,258	Series 2004-5H, Class A4, 5.540%, 12/25/33 (e)	5,400
439	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	444
	Thornburg Mortgage Securities Trust,
5,173	Series 2003-4, Class A1, VAR, 1.164%, 09/25/43 (e)	4,976
3,618	Series 2004-4, Class 3A, VAR, 2.183%, 12/25/44	3,574
	WaMu Mortgage Pass-Through Certificates Trust,
1,296	Series 2003-AR7, Class A7, VAR, 2.677%, 08/25/33	1,296
7,246	Series 2003-AR9, Class 1A6, VAR, 2.631%, 09/25/33	7,329
1,325	Series 2003-AR9, Class 2A, VAR, 2.755%, 09/25/33	1,296
3,914	Series 2003-AR11, Class A6, VAR, 2.549%, 10/25/33	3,943
1,203	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,237
299	Series 2003-S4, Class 2A10, IF, 16.020%, 06/25/33	369
256	Series 2003-S8, Class A5, 4.500%, 09/25/18	256
92	Series 2003-S8, Class A6, 4.500%, 09/25/18	92
4,937	Series 2003-S9, Class A8, 5.250%, 10/25/33	5,134
101	Series 2003-S9, Class P, PO, 10/25/33	86
54	Series 2003-S10, Class A2, 5.000%, 10/25/18	55

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
153	Series 2003-S13, Class 23A1, VAR, 1.074%, 12/25/18	150
1,779	Series 2004-AR3, Class A1, VAR, 2.783%, 06/25/34	1,792
2,286	Series 2004-AR3, Class A2, VAR, 2.783%, 06/25/34	2,303
436	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	440
512	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	519
761	Series 2004-RS2, Class A4, 5.000%, 11/25/33	773
4,302	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	4,479
934	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	969
991	Series 2006-AR8, Class 1A2, VAR, 2.790%, 08/25/46	862
191	Series 2006-AR10, Class 2P, VAR, 2.684%, 09/25/36	165
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,723	Series 2005-1, Class 1A1, 5.500%, 03/25/35	1,704
155	Series 2005-1, Class CP, PO, 03/25/35	114
10,414	Series 2005-2, Class 1A4, IF, IO, 4.526%, 04/25/35	1,586
2,869	Series 2005-2, Class 2A3, IF, IO, 4.476%, 04/25/35	497
3,675	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,397
3,422	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	708
721	Series 2005-6, Class 2A4, 5.500%, 08/25/35	661
286	Series 2006-1, Class 3A2, 5.750%, 02/25/36	263
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
44	Series 2003-MS5, Class 1A4, VAR, 1.024%, 03/25/18	44
16	Series 2003-MS7, Class P, PO, 03/25/33	13
	Wells Fargo Alternative Loan Trust,
112	Series 2003-1, Class APO, PO, 09/25/33	100
384	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	340
	Wells Fargo Mortgage-Backed Securities Trust,
2,567	Series 2003-K, Class 1A1, VAR, 2.638%, 11/25/33	2,569

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
98	Series 2003-K, Class 1A2, VAR, 2.638%, 11/25/33	99
390	Series 2003-L, Class 2A1, VAR, 2.719%, 11/25/33	381
572	Series 2004-4, Class A9, 5.500%, 05/25/34	584
898	Series 2004-B, Class A1, VAR, 2.732%, 02/25/34	892
2,019	Series 2004-EE, Class 2A1, VAR, 2.967%, 12/25/34	2,033
1,374	Series 2004-EE, Class 2A2, VAR, 2.967%, 12/25/34	1,398
2,472	Series 2004-EE, Class 3A1, VAR, 3.028%, 12/25/34	2,549
807	Series 2004-EE, Class 3A2, VAR, 3.028%, 12/25/34	832
3,466	Series 2004-I, Class 1A1, VAR, 2.893%, 07/25/34	3,506
9,591	Series 2004-P, Class 2A1, VAR, 2.988%, 09/25/34	9,874
4,186	Series 2004-S, Class A1, VAR, 2.989%, 09/25/34	4,255
1,314	Series 2004-V, Class 1A1, VAR, 3.008%, 10/25/34	1,321
1,686	Series 2004-V, Class 1A2, VAR, 3.008%, 10/25/34	1,726
994	Series 2005-14, Class 1A1, 5.500%, 12/25/35	1,030
218	Series 2005-14, Class 2APO, PO, 12/25/35	195
17,232	Series 2005-AR3, Class 1A1, VAR, 3.041%, 03/25/35	17,609
2,010	Series 2005-AR8, Class 2A1, VAR, 2.977%, 06/25/35	2,045
437	Series 2007-7, Class A7, 6.000%, 06/25/37 (e)	429
2,546	Series 2007-11, Class A14, 6.000%, 08/25/37 (e)	2,529

		701,959

	Total Collateralized Mortgage Obligations (Cost $4,292,186)	4,442,058

Commercial Mortgage-Backed Securities — 2.9%
	A10 Securitization LLC,
125	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	125
13,679	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	13,610
4,310	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	4,323

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,625	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,651
	A10 Term Asset Financing LLC,
7,514	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	7,493
2,000	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	1,968
2,442	Series 2013-2, Class C, 5.120%, 11/15/27 (e)	2,419
5,880	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	5,849
2,113	Series 2014-1, Class B, 3.870%, 04/15/33 (e)	2,108
	ACRE Commercial Mortgage Trust, (Cayman Islands),
3,932	Series 2014-FL2, Class B, VAR, 2.557%, 08/15/31 (e)	3,923
3,982	Series 2014-FL2, Class C, VAR, 3.007%, 08/15/31 (e)	3,958
2,750	Series 2014-FL2, Class D, VAR, 3.907%, 08/15/31 (e)	2,677
	BAMLL Commercial Mortgage Securities Trust,
7,026	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	7,359
7,700	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	7,761
	Banc of America Commercial Mortgage Trust,
239	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	239
717	Series 2006-5, Class A4, 5.414%, 09/10/47	717
65,636	Series 2006-5, Class XC, IO, VAR, 0.841%, 09/10/47 (e)	41
7,309	Series 2007-5, Class A4, 5.492%, 02/10/51	7,492
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
804	Series 2005-1, Class AJ, VAR, 5.527%, 11/10/42	803
1,396	Series 2005-3, Class AM, 4.727%, 07/10/43	1,390
42,829	Series 2005-5, Class XC, IO, VAR, 0.054%, 10/10/45 (e)	14
3,984	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.703%, 06/24/50 (e)	4,024
	BB-UBS Trust,
23,898	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	25,635

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,949	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	5,030
	Bear Stearns Commercial Mortgage Securities Trust,
144,537	Series 2006-PW14, Class X1, IO, VAR, 0.817%, 12/11/38 (e)	90
59	Series 2006-T24, Class A4, 5.537%, 10/12/41	59
520,463	Series 2007-T26, Class X1, IO, VAR, 0.294%, 01/12/45 (e)	366
130,636	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.573%, 12/11/49 (e)	104
44,374	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.624%, 10/15/48 (e)	445
4,653	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 1.308%, 02/15/31 (e)	4,623
3,520	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	3,535
	COBALT CMBS Commercial Mortgage Trust,
1,547	Series 2006-C1, Class A4, 5.223%, 08/15/48	1,546
5,022	Series 2006-C1, Class AM, 5.254%, 08/15/48	5,039
79,740	Series 2006-C1, Class IO, IO, VAR, 0.930%, 08/15/48	162
	COMM Mortgage Trust,
8,968	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	8,990
26,354	Series 2012-CR2, Class XA, IO, VAR, 1.897%, 08/15/45 (e)	2,071
4,484	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	5,073
6,150	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	6,422
13,800	Series 2014-CR19, Class A5, 3.796%, 08/10/47	15,222
7,748	Series 2014-PAT, Class A, VAR, 1.308%, 08/13/27 (e)	7,719
10,196	Series 2014-TWC, Class A, VAR, 1.358%, 02/13/32 (e)	10,196
2,850	Series 2014-TWC, Class B, VAR, 2.120%, 02/13/32 (e)	2,845
9,250	Series 2015-CR24, Class A5, 3.696%, 08/10/48	10,173
17,593	Series 2015-CR25, Class A4, 3.759%, 08/10/48 (e)	19,395

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,196	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.964%, 07/10/38	1,195
189,730	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, VAR, 0.212%, 01/15/49 (e)	47
9,500	CSMC Trust, Series 2014-USA, Class D, 4.373%, 09/15/37 (e)	9,145
23,978	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.333%, 07/10/44 (e)	956
4,000	DBWF Mortgage Trust, Series 2015-LCM, Class A2, VAR, 3.535%, 06/10/34 (e)	4,183
6,784	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	6,864
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
70,000	Series K037, Class A2, 3.490%, 01/25/24	77,458
20,914	Series K038, Class A2, 3.389%, 03/25/24	23,031
23,597	Series K052, Class A2, 3.151%, 11/25/25	25,670
6,102	Series KJ02, Class A2, 2.597%, 09/25/20	6,297
36,100	Series KPLB, Class A, 2.770%, 05/25/25	37,826
14,000	Series KS01, Class A2, 2.522%, 01/25/23	14,517
41,500	Series KSMC, Class A2, 2.615%, 01/25/23	43,378
	FORT CRE LLC,
9,370	Series 2016-1A, Class B, VAR, 3.250%, 05/31/36 (e)	9,370
14,100	Series 2016-1A, Class C, VAR, 3.750%, 05/31/36 (e)	14,100
	FREMF Mortgage Trust,
8,451	Series 2016-K56, Class B, VAR, 4.070%, 06/25/49 (e)	8,421
11,070	Series 2016-K722, Class B, VAR, 3.966%, 07/25/49 (e)	10,903
	Government National Mortgage Association,
13,641	Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	14,704
14,215	Series 2014-168, Class VB, VAR, 3.491%, 06/16/47	15,405
11,071	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	11,255
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	2,206
4,384	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,405
	GS Mortgage Securities Trust,
40,167	Series 2006-GG8, Class X, IO, VAR, 0.747%, 11/10/39 (e)	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,600	Series 2011-GC5, Class D, VAR, 5.558%, 08/10/44 (e)	1,662
	JP Morgan Chase Commercial Mortgage Securities Trust,
188	Series 2005-CB11, Class AJ, VAR, 5.584%, 08/12/37	187
79,867	Series 2005-CB11, Class X1, IO, VAR, 0.056%, 08/12/37 (e)	53
74,622	Series 2005-LDP5, Class X1, IO, VAR, 0.131%, 12/15/44 (e)	70
58,946	Series 2006-CB15, Class X1, IO, VAR, 0.482%, 06/12/43	59
1,744	Series 2006-LDP9, Class A3SF, VAR, 0.663%, 05/15/47	1,733
3,587	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,558
1,177	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,210
244,974	Series 2007-LD12, Class X, IO, VAR, 0.186%, 02/15/51	131
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	9,780
	LB-UBS Commercial Mortgage Trust,
4,260	Series 2007-C1, Class AM, 5.455%, 02/15/40 (e)	4,289
3,282	Series 2007-C2, Class A3, 5.430%, 02/15/40	3,315
89,611	Series 2007-C2, Class XW, IO, VAR, 0.737%, 02/15/40	200
	ML-CFC Commercial Mortgage Trust,
107,656	Series 2006-4, Class XC, IO, VAR, 0.768%, 12/12/49 (e)	103
5,029	Series 2007-9, Class A4, 5.700%, 09/12/49	5,192
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	19,090
	Morgan Stanley Capital I Trust,
89,990	Series 2006-IQ12, Class X1, IO, VAR, 0.717%, 12/15/43 (e)	50
247,860	Series 2007-HQ11, Class X, IO, VAR, 0.379%, 02/12/44 (e)	100
71,135	Series 2007-HQ13, Class X1, IO, VAR, 0.627%, 12/15/44 (e)	245
225,664	Series 2007-IQ13, Class X, IO, VAR, 0.567%, 03/15/44 (e)	333
5,477	Series 2011-C3, Class A3, 4.054%, 07/15/49	5,725

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
7,174	Series 2012-C4, Class A3, 2.991%, 03/15/45	7,392
	Morgan Stanley Re-REMIC Trust,
7,200	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	7,164
8,962	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	8,886
10,268	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	9,193
4,100	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.524%, 08/25/29 (e)	4,141
	PFP Ltd., (Cayman Islands),
11,006	Series 2015-2, Class A, VAR, 1.958%, 07/14/34 (e)	10,931
7,564	Series 2015-2, Class C, VAR, 3.758%, 07/14/34 (e)	7,370
4,646	Series 2015-2, Class D, VAR, 4.508%, 07/14/34 (e)	4,489
	RAIT Trust,
2,775	Series 2014-FL3, Class A, VAR, 1.758%, 12/15/31 (e)	2,740
8,939	Series 2014-FL3, Class AS, VAR, 2.308%, 12/15/31 (e)	8,829
4,676	Series 2014-FL3, Class B, VAR, 3.158%, 12/15/31 (e)	4,649
7,145	Series 2015-FL4, Class A, VAR, 1.857%, 12/15/31 (e)	7,144
9,668	Series 2015-FL4, Class AS, VAR, 2.257%, 12/15/31 (e)	9,732
12,154	Series 2015-FL5, Class B, VAR, 4.408%, 01/15/31 (e)	12,154
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,617
	Resource Capital Corp., Ltd., (Cayman Islands),
3,747	Series 2015-CRE4, Class A, VAR, 1.907%, 08/15/32 (e)	3,698
6,908	Series 2015-CRE4, Class B, VAR, 3.507%, 08/15/32 (e)	6,494
2,994	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	2,994
14,841	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.274%, 05/10/45 (e)	1,432
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	16,447
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.525%, 05/10/63	10,104

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

62,695	Series 2012-C2, Class XA, IO, VAR, 1.797%, 05/10/63 (e)	3,407
2,357	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,516
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	11,705
30,750	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	33,056
49,070	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, VAR, 0.165%, 03/15/45 (e)	1
	Wells Fargo Commercial Mortgage Trust,
13,452	Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	13,780
8,751	Series 2015-C30, Class A4, 3.664%, 09/15/58	9,591
76	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	76
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	10,156
9,327	Series 2012-C6, Class A4, 3.440%, 04/15/45	10,010
2,500	Series 2013-C11, Class D, VAR, 4.317%, 03/15/45 (e)	2,344

	Total Commercial Mortgage-Backed Securities (Cost $832,973)	861,347

Corporate Bonds — 22.7%
	Consumer Discretionary — 1.5%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
4,124	3.750%, 12/01/21	4,384
2,991	4.250%, 03/01/21	3,210
3,676	4.950%, 07/02/64	3,915
6,278	5.250%, 12/01/41	7,307

		18,816

	Automobiles — 0.2%
	Daimler Finance North America LLC,
3,758	1.875%, 01/11/18 (e)	3,783
1,250	2.000%, 07/06/21 (e)	1,255
2,089	2.250%, 03/02/20 (e)	2,128
1,692	2.375%, 08/01/18 (e)	1,720
4,706	2.625%, 09/15/16 (e)	4,708
8,789	2.950%, 01/11/17 (e)	8,848
1,345	8.500%, 01/18/31	2,243
11,046	Ford Motor Co., 7.450%, 07/16/31	14,996

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Automobiles — continued
	General Motors Co.,
4,400	4.875%, 10/02/23	4,791
7,452	6.600%, 04/01/36	9,188
	Hyundai Capital America,
2,560	2.000%, 07/01/19 (e)	2,574
3,299	2.400%, 10/30/18 (e)	3,345
7,600	3.000%, 03/18/21 (e)	7,883
904	Kia Motors Corp., (South Korea), 2.625%, 04/21/21 (e)	932

		68,394

	Hotels, Restaurants & Leisure — 0.0% (g)
6,540	McDonald’s Corp., 4.700%, 12/09/35	7,503
4,590	Starbucks Corp., 2.700%, 06/15/22	4,816

		12,319

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
8,688	3.800%, 12/05/24	9,694
8,677	4.800%, 12/05/34	10,420

		20,114

	Media — 0.9%
	21st Century Fox America, Inc.,
2,242	6.200%, 12/15/34	2,854
2,690	6.650%, 11/15/37	3,604
1,345	6.900%, 08/15/39	1,845
1,762	7.250%, 05/18/18	1,930
3,946	7.300%, 04/30/28	5,348
2,690	7.625%, 11/30/28	3,748
986	8.000%, 10/17/16	993
942	8.875%, 04/26/23	1,272
1,525	9.500%, 07/15/24	2,205
	CBS Corp.,
5,275	3.700%, 08/15/24	5,563
4,293	4.000%, 01/15/26	4,612
2,679	4.600%, 01/15/45	2,826
673	4.850%, 07/01/42	715
2,004	4.900%, 08/15/44	2,174
583	5.900%, 10/15/40	711
	Charter Communications Operating LLC/Charter Communications Operating Capital,
11,182	4.464%, 07/23/22 (e)	12,123
4,374	6.384%, 10/23/35 (e)	5,231
4,708	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	6,615

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
897	Comcast Cable Communications LLC, 8.875%, 05/01/17	943
1,614	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,110
	Comcast Corp.,
2,773	3.375%, 08/15/25	2,989
3,361	4.200%, 08/15/34	3,755
10,484	4.250%, 01/15/33	11,778
2,690	6.450%, 03/15/37	3,776
897	6.500%, 01/15/17	915
17,907	6.500%, 11/15/35	25,238
	Cox Communications, Inc.,
3,027	3.250%, 12/15/22 (e)	3,045
5,600	4.800%, 02/01/35 (e)	5,449
1,166	8.375%, 03/01/39 (e)	1,496
2,627	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,219
	Discovery Communications LLC,
6,532	4.375%, 06/15/21	7,069
5,069	4.950%, 05/15/42	4,753
	Grupo Televisa SAB, (Mexico),
1,494	4.625%, 01/30/26	1,652
1,332	6.125%, 01/31/46	1,585
3,018	Historic TW, Inc., 9.150%, 02/01/23	4,091
	NBCUniversal Media LLC,
6,080	4.375%, 04/01/21	6,798
4,575	5.950%, 04/01/41	6,255
3,233	6.400%, 04/30/40	4,610
1,654	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	1,756
	Time Warner Cable, Inc.,
3,350	5.500%, 09/01/41	3,636
873	5.850%, 05/01/17	898
4,125	5.875%, 11/15/40	4,601
2,327	6.550%, 05/01/37	2,808
4,080	6.750%, 07/01/18	4,446
1,794	6.750%, 06/15/39	2,211
2,197	7.300%, 07/01/38	2,853
1,928	8.250%, 04/01/19	2,228
1,601	8.750%, 02/14/19	1,860
2,030	Time Warner Cos., Inc., 7.570%, 02/01/24	2,637
7,641	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	10,445
	Time Warner, Inc.,
10,400	3.600%, 07/15/25	11,138
5,085	4.750%, 03/29/21	5,700

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
1,573	5.375%, 10/15/41	1,903
2,802	6.200%, 03/15/40	3,618
1,474	6.250%, 03/29/41	1,940
2,238	6.500%, 11/15/36	2,908
3,430	7.625%, 04/15/31	4,836
3,225	7.700%, 05/01/32	4,610
	Viacom, Inc.,
1,440	2.750%, 12/15/19	1,472
2,489	3.125%, 06/15/22	2,484
599	3.250%, 03/15/23	597
5,046	4.250%, 09/01/23	5,346
6,243	4.375%, 03/15/43	5,654
1,813	4.500%, 02/27/42	1,665
1,559	4.850%, 12/15/34	1,574
3,978	6.875%, 04/30/36	4,651
	Walt Disney Co. (The),
3,829	1.850%, 07/30/26	3,684
1,190	3.000%, 07/30/46	1,146

		271,200

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
3,662	2.875%, 02/15/23	3,598
5,011	4.375%, 09/01/23	5,294
3,368	4.500%, 12/15/34	3,187
877	5.125%, 01/15/42	847
4,602	6.375%, 03/15/37	5,047
925	6.900%, 04/01/29	1,054
1,166	7.450%, 07/15/17	1,224
3,458	Nordstrom, Inc., 4.000%, 10/15/21	3,704
2,565	Target Corp., 2.500%, 04/15/26	2,631

		26,586

	Specialty Retail — 0.1%
3,013	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	3,073
3,199	Gap, Inc. (The), 5.950%, 04/12/21	3,465
	Home Depot, Inc. (The),
7,447	2.625%, 06/01/22	7,745
2,897	3.000%, 04/01/26	3,089
5,037	4.250%, 04/01/46	5,855
	Lowe’s Cos., Inc.,
1,820	3.375%, 09/15/25	1,970
3,901	4.650%, 04/15/42	4,614
2,067	5.125%, 11/15/41	2,599
2,150	6.875%, 02/15/28	2,964

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — continued
3,139	Series B, 7.110%, 05/15/37	4,509

		39,883

	Total Consumer Discretionary	457,312

	Consumer Staples — 1.2%
	Beverages — 0.5%
	Anheuser-Busch Cos. LLC,
897	5.500%, 01/15/18	948
986	5.750%, 04/01/36	1,275
	Anheuser-Busch InBev Finance, Inc.,
1,151	1.900%, 02/01/19	1,163
26,883	3.300%, 02/01/23	28,209
12,594	3.650%, 02/01/26	13,445
7,000	3.700%, 02/01/24	7,596
10,350	4.700%, 02/01/36	11,997
8,194	4.900%, 02/01/46	9,909
4,687	Brown-Forman Corp., 4.500%, 07/15/45	5,493
1,000	Coca-Cola Femsa SAB de CV, (Mexico), 3.875%, 11/26/23	1,080
	Diageo Capital plc, (United Kingdom),
3,524	1.500%, 05/11/17	3,537
2,493	4.828%, 07/15/20	2,790
4,484	Diageo Investment Corp., 8.000%, 09/15/22	5,880
2,601	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,606
4,417	Molson Coors Brewing Co., 3.000%, 07/15/26	4,470
	PepsiCo, Inc.,
10,210	1.250%, 08/13/17	10,248
5,025	3.100%, 07/17/22	5,340
3,615	4.450%, 04/14/46	4,367
207	7.900%, 11/01/18	237
7,179	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	7,807

		128,397

	Food & Staples Retailing — 0.4%
7,510	Costco Wholesale Corp., 2.250%, 02/15/22	7,710
	CVS Health Corp.,
15,135	2.125%, 06/01/21	15,300
7,492	2.875%, 06/01/26	7,675
5,196	4.000%, 12/05/23	5,749
2,155	5.300%, 12/05/43	2,695
5,723	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	6,780

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
	Kroger Co. (The),
3,468	2.200%, 01/15/17	3,484
2,093	4.000%, 02/01/24	2,309
829	5.400%, 07/15/40	1,026
1,794	6.150%, 01/15/20	2,047
538	6.400%, 08/15/17	564
12,466	6.900%, 04/15/38	17,729
11,049	7.500%, 04/01/31	15,731
1,861	Sysco Corp., 3.750%, 10/01/25	2,015
3,435	Walgreen Co., 4.400%, 09/15/42	3,668
	Walgreens Boots Alliance, Inc.,
15,024	3.100%, 06/01/23	15,492
4,311	3.800%, 11/18/24	4,623
2,517	4.500%, 11/18/34	2,734
2,700	4.800%, 11/18/44	3,031
	Wal-Mart Stores, Inc.,
1,076	5.000%, 10/25/40	1,374
942	6.200%, 04/15/38	1,359
628	7.550%, 02/15/30	960

		124,055

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,551	3.250%, 08/15/26	2,563
1,281	3.500%, 11/24/20	1,333
6,959	8.500%, 06/15/19	8,138
543	Bunge N.A. Finance LP, 5.900%, 04/01/17	556
	Cargill, Inc.,
6,950	3.300%, 03/01/22 (e)	7,268
2,443	4.307%, 05/14/21 (e)	2,692
1,390	6.000%, 11/27/17 (e)	1,471
2,556	7.350%, 03/06/19 (e)	2,925
1,638	ConAgra Foods, Inc., 2.100%, 03/15/18	1,648
	Kellogg Co.,
2,278	1.750%, 05/17/17	2,289
2,036	3.250%, 05/21/18	2,100
	Kraft Heinz Foods Co.,
6,663	3.500%, 06/06/22	7,115
4,392	5.000%, 06/04/42	5,119
1,215	5.375%, 02/10/20	1,360
4,612	6.125%, 08/23/18	5,026
2,690	6.500%, 02/09/40	3,700
13,399	6.875%, 01/26/39	18,822
	Mead Johnson Nutrition Co.,
2,074	3.000%, 11/15/20	2,164

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — continued
993	Class C, 4.125%, 11/15/25	1,087
6,100	Mondelez International, Inc., 4.000%, 02/01/24	6,731
	Tyson Foods, Inc.,
4,951	3.950%, 08/15/24	5,360
7,255	4.875%, 08/15/34	8,238

		97,705

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.400%, 03/01/22	1,262
2,842	3.050%, 08/15/25	3,049
448	7.500%, 11/01/18	508
1,146	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	1,352
897	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,240

		7,411

	Total Consumer Staples	357,568

	Energy — 2.1%
	Energy Equipment & Services — 0.1%
3,802	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	2,798
	Halliburton Co.,
2,882	3.500%, 08/01/23	2,979
2,098	4.850%, 11/15/35	2,241
673	6.150%, 09/15/19	754
4,529	7.450%, 09/15/39	6,338
2,242	7.600%, 08/15/96 (e)	2,868
	Nabors Industries, Inc.,
1,065	4.625%, 09/15/21	1,015
1,205	5.000%, 09/15/20	1,192
1,411	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,401
	Noble Holding International Ltd., (Cayman Islands),
420	5.250%, 03/15/42	248
2,200	6.050%, 03/01/41	1,331
2,543	7.950%, 04/01/45	1,856
740	Schlumberger Holdings Corp., 4.000%, 12/21/25 (e)	808
2,931	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	3,111

		28,940

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 2.0%
2,381	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	2,488
1,794	Anadarko Finance Co., (Canada), Series B, 7.500%, 05/01/31	2,174
1,480	Anadarko Holding Co., 7.150%, 05/15/28	1,725
3,226	Anadarko Petroleum Corp., 8.700%, 03/15/19	3,683
2,933	ANR Pipeline Co., 9.625%, 11/01/21	3,926
	Apache Corp.,
853	3.250%, 04/15/22	872
3,611	4.750%, 04/15/43	3,727
2,242	6.900%, 09/15/18	2,450
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,823
	Boardwalk Pipelines LP,
1,866	4.950%, 12/15/24	1,925
2,057	5.950%, 06/01/26	2,245
	BP Capital Markets plc, (United Kingdom),
1,987	1.375%, 11/06/17	1,990
5,991	1.846%, 05/05/17	6,017
5,200	2.237%, 05/10/19	5,318
3,779	2.750%, 05/10/23	3,850
3,479	3.119%, 05/04/26	3,592
2,273	3.245%, 05/06/22	2,401
4,509	3.506%, 03/17/25	4,802
7,135	3.814%, 02/10/24	7,766
	Buckeye Partners LP,
2,100	2.650%, 11/15/18	2,121
2,000	4.350%, 10/15/24	2,025
2,500	4.875%, 02/01/21	2,669
5,130	5.850%, 11/15/43	5,337
462	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	610
1,794	Burlington Resources, Inc., 8.200%, 03/15/25	2,335
	Canadian Natural Resources Ltd., (Canada),
3,463	3.900%, 02/01/25	3,489
359	5.900%, 02/01/18	377
4,152	6.250%, 03/15/38	4,563
1,300	6.450%, 06/30/33	1,429
1,794	6.750%, 02/01/39	2,038
359	7.200%, 01/15/32	421
	Cenovus Energy, Inc., (Canada),
1,599	3.000%, 08/15/22	1,525
2,695	4.450%, 09/15/42	2,193
5,616	6.750%, 11/15/39	5,996

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Chevron Corp.,
2,725	2.355%, 12/05/22	2,790
11,130	2.566%, 05/16/23	11,371
4,574	4.950%, 03/03/19	4,991
11,698	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	11,962
11,233	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	12,257
471	Conoco Funding Co., (Canada), 7.250%, 10/15/31	622
	ConocoPhillips,
3,139	5.750%, 02/01/19	3,432
1,300	6.500%, 02/01/39	1,708
1,099	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,105
	ConocoPhillips Co.,
1,889	2.200%, 05/15/20	1,904
9,861	3.350%, 11/15/24	10,151
1,300	4.200%, 03/15/21	1,402
	Devon Energy Corp.,
5,180	3.250%, 05/15/22	5,139
2,807	4.750%, 05/15/42	2,611
4,475	7.950%, 04/15/32	5,480
	Ecopetrol S.A., (Colombia),
3,333	4.125%, 01/16/25	3,225
5,409	5.375%, 06/26/26	5,519
2,575	5.875%, 09/18/23	2,787
	Encana Corp., (Canada),
2,090	6.500%, 05/15/19	2,238
1,027	6.500%, 08/15/34	1,037
	Energy Transfer Partners LP,
3,584	3.600%, 02/01/23	3,528
6,594	4.050%, 03/15/25	6,584
2,519	5.150%, 03/15/45	2,417
4,843	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	5,152
	EnLink Midstream Partners LP,
1,145	2.700%, 04/01/19	1,128
5,421	4.150%, 06/01/25	5,133
3,250	5.050%, 04/01/45	2,818
	Enterprise Products Operating LLC,
3,040	3.700%, 02/15/26	3,168
2,600	3.750%, 02/15/25	2,717
2,687	3.900%, 02/15/24	2,844
2,705	3.950%, 02/15/27	2,845
1,251	4.900%, 05/15/46	1,338

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,189	4.950%, 10/15/54	1,250
1,758	5.100%, 02/15/45	1,943
1,259	5.950%, 02/01/41	1,498
515	Series H, 6.650%, 10/15/34	639
1,100	Series J, 5.750%, 03/01/35	1,243
	EOG Resources, Inc.,
2,164	2.625%, 03/15/23	2,159
4,753	4.100%, 02/01/21	5,138
4,120	5.100%, 01/15/36	4,727
1,614	6.875%, 10/01/18	1,777
	Exxon Mobil Corp.,
7,000	2.397%, 03/06/22	7,199
7,398	3.043%, 03/01/26	7,849
2,726	4.114%, 03/01/46	3,138
	Gulf South Pipeline Co. LP,
4,598	4.000%, 06/15/22	4,442
920	6.300%, 08/15/17 (e)	954
1,507	Hess Corp., 7.875%, 10/01/29	1,831
1,036	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,129
	Kerr-McGee Corp.,
1,103	6.950%, 07/01/24	1,290
11,707	7.875%, 09/15/31	14,166
	Magellan Midstream Partners LP,
2,338	3.200%, 03/15/25	2,355
7,133	5.150%, 10/15/43	7,819
1,794	6.550%, 07/15/19	2,020
	Marathon Oil Corp.,
6,517	2.800%, 11/01/22	5,957
2,528	5.900%, 03/15/18	2,631
2,511	6.000%, 10/01/17	2,596
3,980	Marathon Petroleum Corp., 3.625%, 09/15/24	4,032
	Noble Energy, Inc.,
2,200	5.050%, 11/15/44	2,196
5,216	5.625%, 05/01/21	5,437
	Occidental Petroleum Corp.,
3,457	3.400%, 04/15/26	3,654
6,636	3.500%, 06/15/25	7,050
	ONEOK Partners LP,
3,960	3.200%, 09/15/18	4,027
1,164	3.375%, 10/01/22	1,172
13,625	4.900%, 03/15/25	14,754
2,576	5.000%, 09/15/23	2,795
1,825	6.650%, 10/01/36	1,992
3,000	8.625%, 03/01/19	3,385

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Petro-Canada, (Canada),
2,286	6.050%, 05/15/18	2,448
2,870	6.800%, 05/15/38	3,841
	Petroleos Mexicanos, (Mexico),
4,433	4.250%, 01/15/25	4,437
6,403	4.500%, 01/23/26	6,419
2,165	4.875%, 01/18/24	2,257
4,898	5.500%, 06/27/44	4,629
4,042	5.625%, 01/23/46	3,898
4,385	6.375%, 02/04/21 (e)	4,849
4,650	6.375%, 01/23/45	4,897
4,700	6.625%, 06/15/35	5,076
3,644	6.875%, 08/04/26 (e)	4,236
	Phillips 66,
2,099	2.950%, 05/01/17	2,123
1,181	4.300%, 04/01/22	1,301
	Plains All American Pipeline LP/PAA Finance Corp.,
1,938	2.600%, 12/15/19	1,951
7,000	3.600%, 11/01/24	6,791
16,535	4.650%, 10/15/25	17,155
9,221	4.900%, 02/15/45	8,487
6,120	Schlumberger Holdings Corp., 3.625%, 12/21/22 (e)	6,528
4,132	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	4,607
	Spectra Energy Capital LLC,
6,334	3.300%, 03/15/23	6,253
2,197	5.650%, 03/01/20	2,373
2,233	7.500%, 09/15/38	2,724
4,475	8.000%, 10/01/19	5,164
	Spectra Energy Partners LP,
2,658	2.950%, 09/25/18	2,707
4,750	3.500%, 03/15/25	4,865
1,866	4.500%, 03/15/45	1,909
1,801	5.950%, 09/25/43	2,179
	Statoil ASA, (Norway),
2,646	1.150%, 05/15/18	2,639
1,917	1.200%, 01/17/18	1,914
2,430	2.450%, 01/17/23	2,474
5,765	2.650%, 01/15/24	5,903
3,320	3.150%, 01/23/22	3,517
3,461	3.250%, 11/10/24	3,659
1,673	4.250%, 11/23/41	1,845
3,318	5.250%, 04/15/19	3,632

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Suncor Energy, Inc., (Canada),
2,152	5.950%, 12/01/34	2,587
1,704	6.100%, 06/01/18	1,830
807	6.850%, 06/01/39	1,113
	Sunoco Logistics Partners Operations LP,
4,366	3.900%, 07/15/26	4,409
1,814	4.250%, 04/01/24	1,884
5,160	4.400%, 04/01/21	5,503
600	4.650%, 02/15/22	646
1,840	5.300%, 04/01/44	1,866
6,969	5.350%, 05/15/45	7,203
6,209	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	6,194
	Tosco Corp.,
3,408	7.800%, 01/01/27	4,481
3,139	8.125%, 02/15/30	4,350
5,675	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	5,854
	Total Capital International S.A., (France),
1,894	1.500%, 02/17/17	1,899
5,044	1.550%, 06/28/17	5,063
1,256	2.700%, 01/25/23	1,303
5,000	2.750%, 06/19/21	5,237
1,989	3.750%, 04/10/24	2,186
	TransCanada PipeLines Ltd., (Canada),
4,155	4.875%, 01/15/26	4,805
6,345	6.200%, 10/15/37	8,072
1,704	6.500%, 08/15/18	1,859
2,377	7.125%, 01/15/19	2,649
1,883	7.250%, 08/15/38	2,648
	Western Gas Partners LP,
3,421	4.650%, 07/01/26	3,547
607	5.375%, 06/01/21	660

		605,084

	Total Energy	634,024

	Financials — 9.0%
	Banks — 4.1%
	ABN AMRO Bank N.V., (Netherlands),
9,759	1.800%, 06/04/18 (e)	9,795
3,394	2.500%, 10/30/18 (e)	3,460
3,079	4.750%, 07/28/25 (e)	3,257
3,800	4.800%, 04/18/26 (e)	4,051
	ANZ New Zealand International Ltd., (New Zealand),
5,200	2.600%, 09/23/19 (e)	5,319
3,016	2.850%, 08/06/20 (e)	3,112

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Australia & New Zealand Banking Group Ltd., (Australia),
5,560	1.450%, 05/15/18	5,559
8,932	2.400%, 11/23/16 (e)	8,960
1,834	4.400%, 05/19/26 (e)	1,944
2,571	4.875%, 01/12/21 (e)	2,870
	Bank of America Corp.,
14,852	2.000%, 01/11/18	14,942
12,693	3.300%, 01/11/23	13,185
7,598	3.500%, 04/19/26	7,930
24,248	3.875%, 08/01/25	25,973
3,403	4.000%, 04/01/24	3,679
11,538	4.000%, 01/22/25	12,015
530	4.100%, 07/24/23	575
1,890	4.125%, 01/22/24	2,058
5,998	4.200%, 08/26/24	6,362
6,055	4.250%, 10/22/26	6,422
5,041	4.450%, 03/03/26	5,424
11,565	5.000%, 05/13/21	12,974
15,875	5.625%, 07/01/20	17,921
7,155	5.650%, 05/01/18	7,615
4,155	5.750%, 12/01/17	4,369
2,960	5.875%, 01/05/21	3,410
19,000	6.400%, 08/28/17	19,908
11,523	6.875%, 04/25/18	12,489
3,140	7.625%, 06/01/19	3,607
10,870	Series L, 2.250%, 04/21/20	10,954
2,530	Series L, 2.650%, 04/01/19	2,589
8,782	Series L, 3.950%, 04/21/25	9,140
	Bank of Montreal, (Canada),
5,996	1.400%, 09/11/17	6,007
6,305	2.375%, 01/25/19	6,433
7,632	2.550%, 11/06/22	7,842
	Bank of Nova Scotia (The), (Canada),
7,533	1.450%, 04/25/18	7,551
13,000	1.700%, 06/11/18	13,073
8,518	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	8,566
	Banque Federative du Credit Mutuel S.A., (France),
8,000	1.700%, 01/20/17 (e)	8,013
1,977	2.000%, 04/12/19 (e)	1,990
	Barclays Bank plc, (United Kingdom),
2,392	2.250%, 05/10/17 (e)	2,408
3,318	6.050%, 12/04/17 (e)	3,483
986	Series 1, 5.000%, 09/22/16	988

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Barclays plc, (United Kingdom),
8,888	3.200%, 08/10/21	8,945
15,214	3.650%, 03/16/25	15,124
2,993	4.375%, 01/12/26	3,125
2,605	5.250%, 08/17/45	2,996
	BB&T Corp.,
3,334	1.600%, 08/15/17	3,349
2,200	2.050%, 05/10/21	2,217
6,000	2.625%, 06/29/20	6,187
2,466	5.250%, 11/01/19	2,717
1,480	6.850%, 04/30/19	1,680
4,000	BNP Paribas S.A., (France), 4.375%, 05/12/26 (e)	4,137
3,000	BNP Paribas SA, (France), 4.375%, 09/28/25 (e)	3,100
3,708	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	3,758
4,170	Branch Banking & Trust Co., 5.625%, 09/15/16	4,175
	Canadian Imperial Bank of Commerce, (Canada),
2,740	1.600%, 09/06/19	2,737
12,882	2.250%, 07/21/20 (e)	13,130
18,804	Capital One Bank USA N.A., 3.375%, 02/15/23	19,320
5,909	Capital One N.A., 2.350%, 08/17/18	5,988
4,190	Capital One N.A./Mclean V.A., 2.400%, 09/05/19	4,265
	Citigroup, Inc.,
7,450	1.700%, 04/27/18	7,458
5,000	1.750%, 05/01/18	5,007
5,915	1.800%, 02/05/18	5,937
7,940	2.050%, 12/07/18	7,999
7,289	2.150%, 07/30/18	7,358
2,309	2.350%, 08/02/21	2,314
5,000	2.400%, 02/18/20	5,065
8,395	2.700%, 03/30/21	8,560
6,100	3.400%, 05/01/26	6,276
12,625	3.700%, 01/12/26	13,326
3,077	3.875%, 03/26/25	3,174
6,441	4.125%, 07/25/28	6,549
6,200	4.300%, 11/20/26	6,511
2,450	4.400%, 06/10/25	2,597
3,750	4.650%, 07/30/45	4,276
6,570	4.750%, 05/18/46	6,973
905	5.300%, 05/06/44	1,048
4,296	5.500%, 09/13/25	4,867

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
1,842	5.875%, 01/30/42	2,386
3,363	6.625%, 01/15/28	4,250
1,424	8.125%, 07/15/39	2,260
1,590	Citizens Financial Group, Inc., 2.375%, 07/28/21	1,598
1,250	Comerica Bank, 5.200%, 08/22/17	1,295
	Comerica, Inc.,
2,140	2.125%, 05/23/19	2,158
1,148	3.800%, 07/22/26	1,188
	Commonwealth Bank of Australia, (Australia),
4,035	2.000%, 09/06/21 (e)	4,030
7,264	2.250%, 03/16/17 (e)	7,310
4,920	4.500%, 12/09/25 (e)	5,266
	Cooperatieve Rabobank UA, (Netherlands),
5,500	2.500%, 01/19/21	5,651
2,243	3.375%, 01/19/17	2,263
11,498	3.875%, 02/08/22	12,557
7,438	4.375%, 08/04/25	7,870
3,139	5.800%, 09/30/10[1] (e)	4,115
9,100	Credit Agricole S.A., (France), 4.375%, 03/17/25 (e)	9,368
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
1,764	2.750%, 03/26/20	1,769
3,278	3.125%, 12/10/20	3,317
2,109	3.450%, 04/16/21 (e)	2,154
2,429	3.750%, 03/26/25	2,433
2,746	3.800%, 09/15/22	2,802
8,035	3.800%, 06/09/23 (e)	8,151
5,016	4.550%, 04/17/26 (e)	5,297
3,089	4.875%, 05/15/45	3,349
4,287	Danske Bank A/S, (Denmark), 2.000%, 09/08/21 (e)	4,270
	Discover Bank,
2,185	3.100%, 06/04/20	2,248
6,500	3.200%, 08/09/21	6,677
7,685	4.200%, 08/08/23	8,233
	Fifth Third Bancorp,
7,022	2.875%, 07/27/20	7,272
1,300	5.450%, 01/15/17	1,319
	Fifth Third Bank,
6,100	2.375%, 04/25/19	6,223
2,846	2.875%, 10/01/21	2,972
	HSBC Bank plc, (United Kingdom),
8,206	1.500%, 05/15/18 (e)	8,184
5,346	4.125%, 08/12/20 (e)	5,746
8,968	4.750%, 01/19/21 (e)	9,921

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	HSBC Holdings plc, (United Kingdom),
16,403	3.600%, 05/25/23	16,967
12,977	4.000%, 03/30/22	13,880
2,932	4.250%, 08/18/25	3,043
6,457	6.100%, 01/14/42	8,771
	Huntington Bancshares, Inc.,
10,169	2.300%, 01/14/22	10,126
2,357	3.150%, 03/14/21	2,450
	Huntington National Bank (The),
709	2.000%, 06/30/18	714
6,583	2.875%, 08/20/20	6,773
4,225	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	4,252
4,225	KeyBank N.A., 3.180%, 05/22/22	4,376
	KeyCorp,
2,136	2.900%, 09/15/20	2,217
2,200	5.100%, 03/24/21	2,483
	Lloyds Bank plc, (United Kingdom),
4,356	1.750%, 03/16/18	4,356
4,659	2.050%, 01/22/19	4,673
2,688	Lloyds Banking Group plc, (United Kingdom), 3.100%, 07/06/21	2,731
4,036	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,295
2,881	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.950%, 03/01/21	2,969
	Mizuho Bank Ltd., (Japan),
3,021	1.800%, 03/26/18 (e)	3,029
3,167	2.650%, 09/25/19 (e)	3,233
4,462	Mizuho Financial Group, Inc., (Japan), 2.632%, 04/12/21 (e)	4,527
3,242	MUFG Americas Holdings Corp., 2.250%, 02/10/20	3,266
17,936	National Australia Bank Ltd., (Australia), 2.000%, 06/20/17 (e)	18,067
3,587	National City Bank, 5.800%, 06/07/17	3,701
	Nordea Bank AB, (Sweden),
2,242	1.625%, 05/15/18 (e)	2,250
13,766	3.125%, 03/20/17 (e)	13,918
6,408	4.250%, 09/21/22 (e)	6,889
	PNC Bank N.A.,
2,855	1.950%, 03/04/19	2,888
2,000	6.875%, 04/01/18	2,164
	PNC Financial Services Group, Inc. (The),
1,500	3.900%, 04/29/24	1,615
5,904	4.375%, 08/11/20	6,468

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
5,112	5.125%, 02/08/20	5,680
1,103	5.625%, 02/01/17	1,123
1,839	6.700%, 06/10/19	2,098
5,000	PNC Financial Services Group, Inc./(The), SUB, 2.854%, 11/09/22	5,133
6,594	Regions Financial Corp., 3.200%, 02/08/21	6,836
	Royal Bank of Canada, (Canada),
6,315	1.200%, 09/19/17	6,316
8,000	1.875%, 02/05/20	8,073
10,700	2.000%, 10/01/18	10,826
3,885	2.000%, 12/10/18	3,928
1,345	2.200%, 07/27/18	1,365
6,150	Royal Bank of Scotland Group plc, (United Kingdom), 4.800%, 04/05/26	6,435
	Santander UK Group Holdings plc, (United Kingdom),
1,200	2.875%, 10/16/20	1,208
5,000	2.875%, 08/05/21	4,987
3,011	3.125%, 01/08/21	3,057
6,414	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	6,507
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,604
6,000	Societe Generale S.A., (France), 2.500%, 04/08/21 (e)	6,175
2,197	SouthTrust Bank, 7.690%, 05/15/25	2,896
10,603	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	10,616
5,938	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	5,986
	Standard Chartered plc, (United Kingdom),
8,631	4.050%, 04/12/26 (e)	8,939
5,291	5.200%, 01/26/24 (e)	5,677
	Sumitomo Mitsui Financial Group, Inc., (Japan),
6,102	2.632%, 07/14/26	6,042
4,262	Series 5FXD, 2.058%, 07/14/21	4,231
	SunTrust Banks, Inc.,
2,637	2.900%, 03/03/21	2,733
897	6.000%, 09/11/17	937
505	7.250%, 03/15/18	546
	Toronto-Dominion Bank (The), (Canada),
12,555	1.500%, 03/13/17 (e)	12,584
4,828	1.750%, 07/23/18	4,862
1,501	1.950%, 01/22/19	1,519
2,988	2.125%, 04/07/21	3,021
4,063	2.250%, 11/05/19	4,148

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	U.S. Bancorp,
5,036	1.650%, 05/15/17	5,055
3,289	3.000%, 03/15/22	3,476
3,191	4.125%, 05/24/21	3,543
1,256	7.500%, 06/01/26	1,693
6,833	U.S. Bank N.A., 2.800%, 01/27/25	7,064
9,800	US Bancorp, Series V, 2.375%, 07/22/26	9,720
	Wachovia Corp.,
2,735	5.750%, 06/15/17	2,831
29,966	5.750%, 02/01/18	31,821
	Wells Fargo & Co.,
10,110	2.100%, 07/26/21	10,155
10,156	2.600%, 07/22/20	10,446
6,811	3.000%, 02/19/25	7,001
3,843	3.000%, 04/22/26	3,939
10,308	3.300%, 09/09/24	10,890
8,071	3.500%, 03/08/22	8,619
4,357	4.100%, 06/03/26	4,730
4,489	4.300%, 07/22/27	4,955
7,623	4.600%, 04/01/21	8,474
6,442	4.650%, 11/04/44	7,072
2,755	5.606%, 01/15/44	3,441
8,237	5.625%, 12/11/17	8,682
7,300	Series N, 2.150%, 01/30/20	7,419
13,622	Wells Fargo Bank N.A., 6.000%, 11/15/17	14,358
	Westpac Banking Corp., (Australia),
6,405	2.000%, 03/03/20 (e)	6,475
5,874	2.450%, 11/28/16 (e)	5,895
9,606	4.875%, 11/19/19	10,520

		1,218,822

	Capital Markets — 2.0%
	Ameriprise Financial, Inc.,
8,146	2.875%, 09/15/26	8,184
5,650	4.000%, 10/15/23	6,187
	Bank of New York Mellon Corp. (The),
2,020	2.050%, 05/03/21	2,042
4,310	2.200%, 03/04/19	4,386
3,110	2.200%, 08/16/23	3,099
8,088	2.600%, 08/17/20	8,335
1,043	2.800%, 05/04/26	1,075
3,800	3.250%, 09/11/24	4,050
3,089	3.550%, 09/23/21	3,322
3,363	4.600%, 01/15/20	3,685
3,335	Series 0012, 3.650%, 02/04/24	3,653
1,667	Series G, 2.200%, 05/15/19	1,703

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
	BlackRock, Inc.,
4,287	3.375%, 06/01/22	4,618
3,515	3.500%, 03/18/24	3,889
4,145	4.250%, 05/24/21	4,618
4,190	Series 2, 5.000%, 12/10/19	4,664
	Blackstone Holdings Finance Co. LLC,
3,107	4.450%, 07/15/45 (e)	3,235
12,555	5.875%, 03/15/21 (e)	14,574
2,690	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	2,936
1,435	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,525
	CME Group, Inc.,
9,865	3.000%, 09/15/22	10,436
5,537	3.000%, 03/15/25	5,836
1,004	5.300%, 09/15/43	1,329
	Credit Suisse AG, (Switzerland),
2,955	1.750%, 01/29/18	2,960
3,733	2.300%, 05/28/19	3,785
1,626	3.000%, 10/29/21	1,677
2,700	3.625%, 09/09/24	2,833
	Deutsche Bank AG, (Germany),
4,299	1.875%, 02/13/18	4,277
3,849	2.950%, 08/20/20	3,840
6,151	3.375%, 05/12/21	6,145
7,819	6.000%, 09/01/17	8,123
2,242	FMR LLC, 6.450%, 11/15/39 (e)	3,012
	Goldman Sachs Group, Inc. (The),
6,428	2.600%, 04/23/20	6,557
4,682	2.625%, 01/31/19	4,802
2,045	2.625%, 04/25/21	2,081
2,975	2.750%, 09/15/20	3,056
5,930	2.875%, 02/25/21	6,100
4,008	3.500%, 01/23/25	4,161
2,287	3.625%, 01/22/23	2,424
2,971	3.750%, 05/22/25	3,142
2,665	3.750%, 02/25/26	2,821
4,341	3.850%, 07/08/24	4,627
12,326	4.000%, 03/03/24	13,275
10,573	4.250%, 10/21/25	11,215
6,033	5.250%, 07/27/21	6,848
14,150	5.375%, 03/15/20	15,741
6,753	5.750%, 01/24/22	7,831
8,939	5.950%, 01/18/18	9,473
1,435	6.750%, 10/01/37	1,841

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
29,379	7.500%, 02/15/19	33,446
13,156	Series D, 6.000%, 06/15/20	15,012
	ING Bank N.V., (Netherlands),
6,000	1.650%, 08/15/19 (e)	5,989
9,890	3.750%, 03/07/17 (e)	10,012
	Intercontinental Exchange, Inc.,
2,108	2.500%, 10/15/18	2,158
5,021	4.000%, 10/15/23	5,537
	Invesco Finance plc, (United Kingdom),
2,510	3.750%, 01/15/26	2,697
3,914	4.000%, 01/30/24	4,286
	Jefferies Group LLC,
2,466	5.125%, 04/13/18	2,576
5,022	6.450%, 06/08/27	5,631
8,295	6.875%, 04/15/21	9,515
6,482	Legg Mason, Inc., 4.750%, 03/15/26	7,080
	Macquarie Bank Ltd., (Australia),
19,160	1.600%, 10/27/17 (e)	19,201
7,499	2.600%, 06/24/19 (e)	7,637
6,300	2.850%, 07/29/20 (e)	6,439
6,300	4.000%, 07/29/25 (e)	6,742
	Macquarie Group Ltd., (Australia),
4,125	6.000%, 01/14/20 (e)	4,571
9,649	6.250%, 01/14/21 (e)	10,984
	Morgan Stanley,
7,500	2.500%, 04/21/21	7,578
4,100	2.650%, 01/27/20	4,205
13,243	2.800%, 06/16/20	13,616
2,254	3.125%, 07/27/26	2,267
7,335	3.700%, 10/23/24	7,772
6,405	3.875%, 01/27/26	6,840
19,814	4.000%, 07/23/25	21,398
9,880	4.100%, 05/22/23	10,476
1,640	4.350%, 09/08/26	1,755
9,322	5.000%, 11/24/25	10,391
3,130	5.500%, 07/24/20	3,530
4,701	5.500%, 07/28/21	5,386
12,752	5.625%, 09/23/19	14,174
6,509	5.750%, 01/25/21	7,461
960	5.950%, 12/28/17	1,016
8,631	6.625%, 04/01/18	9,299
7,533	7.300%, 05/13/19	8,599
2,610	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	3,003

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
	State Street Corp.,
3,191	3.100%, 05/15/23	3,334
17,629	3.550%, 08/18/25	19,261
5,771	3.700%, 11/20/23	6,367
2,279	TD Ameritrade Holding Corp., 2.950%, 04/01/22	2,373
	Thomson Reuters Corp., (Canada),
3,119	3.850%, 09/29/24	3,341
8,115	3.950%, 09/30/21	8,666
2,716	4.500%, 05/23/43	2,906
1,928	4.700%, 10/15/19	2,089

		596,644

	Consumer Finance — 1.0%
3,367	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 3.950%, 02/01/22	3,493
4,394	American Express Centurion Bank, 6.000%, 09/13/17	4,610
2,466	American Express Co., 7.000%, 03/19/18	2,673
	American Express Credit Corp.,
7,553	1.800%, 07/31/18	7,616
7,225	1.875%, 11/05/18	7,295
10,951	2.250%, 05/05/21	11,135
7,590	2.375%, 05/26/20	7,769
	American Honda Finance Corp.,
2,626	1.600%, 02/16/18 (e)	2,644
3,696	2.125%, 02/28/17 (e)	3,716
3,055	2.125%, 10/10/18	3,115
598	2.250%, 08/15/19	613
10,292	2.600%, 09/20/16 (e)	10,300
1,335	7.625%, 10/01/18 (e)	1,501
	Capital One Financial Corp.,
3,175	3.200%, 02/05/25	3,230
10,432	3.500%, 06/15/23	10,899
1,939	3.750%, 04/24/24	2,051
7,424	3.750%, 07/28/26	7,453
7,925	4.200%, 10/29/25	8,278
	Caterpillar Financial Services Corp.,
3,353	2.250%, 12/01/19	3,435
5,040	2.400%, 08/09/26	5,019
3,873	2.850%, 06/01/22	4,047
897	5.450%, 04/15/18	957
3,139	7.050%, 10/01/18	3,507
538	7.150%, 02/15/19	612

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	Ford Motor Credit Co. LLC,
5,190	1.684%, 09/08/17	5,196
2,690	2.145%, 01/09/18	2,706
6,244	2.240%, 06/15/18	6,296
2,196	2.375%, 03/12/19	2,225
10,210	3.000%, 06/12/17	10,333
3,709	3.096%, 05/04/23	3,751
6,991	3.336%, 03/18/21	7,254
7,923	4.134%, 08/04/25	8,405
1,200	4.250%, 02/03/17	1,214
3,446	4.250%, 09/20/22	3,724
	General Motors Financial Co., Inc.,
3,163	3.100%, 01/15/19	3,225
7,227	3.200%, 07/13/20	7,388
5,107	3.200%, 07/06/21	5,187
8,201	3.700%, 05/09/23	8,359
276	HSBC Finance Corp., 7.350%, 11/27/32	353
	HSBC USA, Inc.,
6,681	1.625%, 01/16/18	6,682
7,174	2.350%, 03/05/20	7,215
7,405	2.750%, 08/07/20	7,563
	John Deere Capital Corp.,
4,869	1.200%, 10/10/17	4,877
1,073	1.700%, 01/15/20	1,084
2,915	2.450%, 09/11/20	3,000
3,237	2.800%, 01/27/23	3,374
6,356	2.800%, 03/06/23	6,656
2,234	3.150%, 10/15/21	2,377
6,316	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	6,350
	PACCAR Financial Corp.,
2,175	1.300%, 05/10/19	2,175
4,103	1.400%, 05/18/18	4,129
3,536	1.600%, 03/15/17	3,549
14,832	Synchrony Financial, 3.700%, 08/04/26	14,690
	Toyota Motor Credit Corp.,
3,498	1.375%, 01/10/18	3,511
5,109	1.450%, 01/12/18	5,128
4,484	1.750%, 05/22/17	4,505
2,179	1.900%, 04/08/21	2,210

		280,659

	Diversified Financial Services — 0.9%
6,654	Bank of America N.A., 5.300%, 03/15/17	6,795
	Berkshire Hathaway, Inc.,
2,326	3.000%, 02/11/23	2,471

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
18,815	3.400%, 01/31/22	20,280
5,254	3.750%, 08/15/21	5,761
	GE Capital International Funding Co., Unlimited Co., (Ireland),
44,099	2.342%, 11/15/20	45,379
17,059	3.373%, 11/15/25	18,628
10,575	4.418%, 11/15/35	12,105
2,242	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,281
1,933	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	2,294
2,635	Nationwide Building Society, (United Kingdom), 2.450%, 07/27/21 (e)	2,658
	Private Export Funding Corp.,
10,700	Series EE, 2.800%, 05/15/22	11,340
12,505	Series KK, 3.550%, 01/15/24	13,909
8,428	Series Z, 4.375%, 03/15/19	9,097
	Shell International Finance B.V., (Netherlands),
4,381	1.125%, 08/21/17	4,383
8,042	2.125%, 05/11/20	8,206
19,688	2.875%, 05/10/26	20,246
19,323	4.000%, 05/10/46	20,246
7,389	4.125%, 05/11/35	8,099
2,690	4.300%, 09/22/19	2,918
7,695	4.375%, 03/25/20	8,431
5,381	6.375%, 12/15/38	7,402
	Siemens Financieringsmaatschappij N.V., (Netherlands),
4,371	2.900%, 05/27/22 (e)	4,618
3,421	4.400%, 05/27/45 (e)	4,160
1,211	5.750%, 10/17/16 (e)	1,218
	UBS Group Funding Jersey Ltd., (Jersey),
7,735	2.650%, 02/01/22 (e)	7,726
2,500	4.125%, 09/24/25 (e)	2,632
6,471	4.125%, 04/15/26 (e)	6,827
4,230	Voya Financial, Inc., 3.650%, 06/15/26	4,264

		264,374

	Insurance — 1.0%
8,295	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	11,025
3,650	Allstate Corp. (The), 3.150%, 06/15/23	3,880
	American International Group, Inc.,
2,671	3.750%, 07/10/25	2,817
3,407	3.875%, 01/15/35	3,382

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
4,478	4.125%, 02/15/24	4,817
6,665	4.700%, 07/10/35	7,193
1,280	4.875%, 06/01/22	1,433
1,496	Aon Corp., 6.250%, 09/30/40	1,934
3,083	Aon plc, (United Kingdom), 3.875%, 12/15/25	3,317
	Berkshire Hathaway Finance Corp.,
870	1.300%, 05/15/18	872
2,795	4.300%, 05/15/43	3,209
13,241	4.400%, 05/15/42	15,363
10,493	5.400%, 05/15/18	11,236
1,166	5.750%, 01/15/40	1,586
1,013	Chubb Corp. (The), 5.750%, 05/15/18	1,089
	Chubb INA Holdings, Inc.,
2,420	2.300%, 11/03/20	2,489
3,418	2.875%, 11/03/22	3,597
	CNA Financial Corp.,
2,633	3.950%, 05/15/24	2,777
1,921	4.500%, 03/01/26	2,078
	Jackson National Life Global Funding,
3,581	1.875%, 10/15/18 (e)	3,617
4,054	3.050%, 04/29/26 (e)	4,122
2,690	4.700%, 06/01/18 (e)	2,832
	Liberty Mutual Group, Inc.,
3,049	5.000%, 06/01/21 (e)	3,376
6,000	6.500%, 03/15/35 (e)	7,602
	Liberty Mutual Insurance Co.,
620	7.875%, 10/15/26 (e)	799
700	8.500%, 05/15/25 (e)	894
	Lincoln National Corp.,
1,925	4.000%, 09/01/23	2,046
3,761	4.200%, 03/15/22	4,064
1,670	6.150%, 04/07/36	1,994
	Marsh & McLennan Cos., Inc.,
5,001	2.350%, 03/06/20	5,085
1,991	3.300%, 03/14/23	2,085
	Massachusetts Mutual Life Insurance Co.,
1,767	5.375%, 12/01/41 (e)	2,116
1,070	8.875%, 06/01/39 (e)	1,704
	MassMutual Global Funding II,
14,348	2.100%, 08/02/18 (e)	14,568
3,346	2.500%, 10/17/22 (e)	3,377
	MetLife, Inc.,
2,027	4.050%, 03/01/45	2,018
2,000	4.875%, 11/13/43	2,251
731	Series A, 6.817%, 08/15/18	806

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
	Metropolitan Life Global Funding I,
12,099	1.500%, 01/10/18 (e)	12,159
6,421	2.300%, 04/10/19 (e)	6,551
11,927	3.650%, 06/14/18 (e)	12,414
12,858	3.875%, 04/11/22 (e)	13,938
11,147	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	17,813
	New York Life Global Funding,
1,806	1.950%, 02/11/20 (e)	1,828
29,382	2.150%, 06/18/19 (e)	29,964
3,587	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	3,659
4,574	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	7,224
1,343	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,349
	Principal Financial Group, Inc.,
1,290	1.850%, 11/15/17	1,298
794	3.125%, 05/15/23	812
7,544	Progressive Corp. (The), 2.450%, 01/15/27	7,504
7,284	Prudential Financial, Inc., 5.750%, 07/15/33	8,702
10,349	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	13,996
2,597	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	2,662
960	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,031

		292,354

	Thrifts & Mortgage Finance — 0.0% (g)
	BPCE S.A., (France),
5,650	1.625%, 01/26/18	5,663
6,100	4.875%, 04/01/26 (e)	6,431

		12,094

	Total Financials	2,664,947

	Health Care — 1.3%
	Biotechnology — 0.3%
	Amgen, Inc.,
1,066	2.125%, 05/01/20	1,082
3,005	3.625%, 05/22/24	3,240
6,278	3.875%, 11/15/21	6,831
1,000	4.400%, 05/01/45	1,075
20,892	4.663%, 06/15/51 (e)	22,492
4,336	4.950%, 10/01/41	4,944
1,771	5.700%, 02/01/19	1,947
	Baxalta, Inc.,
3,356	3.600%, 06/23/22	3,454
1,096	5.250%, 06/23/45	1,288

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
	Biogen, Inc.,
5,466	3.625%, 09/15/22	5,846
1,383	5.200%, 09/15/45	1,669
	Celgene Corp.,
5,762	2.875%, 08/15/20	5,980
8,865	3.250%, 08/15/22	9,247
6,875	3.625%, 05/15/24	7,280
4,195	5.000%, 08/15/45	4,841
	Gilead Sciences, Inc.,
3,532	3.250%, 09/01/22	3,760
3,850	3.650%, 03/01/26	4,174
1,150	3.700%, 04/01/24	1,245
4,758	4.600%, 09/01/35	5,362

		95,757

	Health Care Equipment & Supplies — 0.1%
	Becton, Dickinson & Co.,
1,030	2.675%, 12/15/19	1,066
1,537	3.734%, 12/15/24	1,670
628	5.000%, 05/15/19	685
2,500	Danaher Corp., 2.400%, 09/15/20	2,581
	Medtronic, Inc.,
5,206	3.150%, 03/15/22	5,529
6,075	4.375%, 03/15/35	6,979
904	Stryker Corp., 3.500%, 03/15/26	960

		19,470

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
3,654	2.800%, 06/15/23	3,735
2,752	4.250%, 06/15/36	2,863
1,777	4.500%, 05/15/42	1,970
2,959	6.750%, 12/15/37	4,136
	Anthem, Inc.,
2,511	2.300%, 07/15/18	2,548
4,210	3.125%, 05/15/22	4,372
2,354	3.300%, 01/15/23	2,464
3,477	4.625%, 05/15/42	3,846
3,394	4.650%, 01/15/43	3,792
4,149	4.650%, 08/15/44	4,602
	Cardinal Health, Inc.,
3,693	2.400%, 11/15/19	3,771
4,500	3.750%, 09/15/25	4,878
	Express Scripts Holding Co.,
3,693	3.000%, 07/15/23	3,751
6,120	3.500%, 06/15/24	6,355
1,904	4.800%, 07/15/46	2,020

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — continued
3,409	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	3,540
2,975	Mayo Clinic, Series 2016, 4.128%, 11/15/52	3,428
3,335	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	3,805
1,684	Quest Diagnostics, Inc., 3.450%, 06/01/26	1,749
4,275	Texas Health Resources, 4.330%, 11/15/55	4,876
	UnitedHealth Group, Inc.,
3,636	1.700%, 02/15/19	3,670
1,615	2.750%, 02/15/23	1,673
2,690	2.875%, 03/15/23	2,811
4,726	3.100%, 03/15/26	4,983
4,532	3.350%, 07/15/22	4,877
5,955	3.375%, 11/15/21	6,401
6,229	4.625%, 07/15/35	7,390
4,888	6.625%, 11/15/37	7,082

		111,388

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
2,501	3.000%, 04/15/23	2,561
1,947	3.150%, 01/15/23	2,001
1,048	3.600%, 08/15/21	1,114
1,946	4.150%, 02/01/24	2,133

		7,809

	Pharmaceuticals — 0.5%
	AbbVie, Inc.,
7,526	1.750%, 11/06/17	7,560
7,466	2.500%, 05/14/20	7,637
2,980	2.850%, 05/14/23	3,024
8,491	2.900%, 11/06/22	8,746
5,328	3.200%, 11/06/22	5,567
1,796	3.200%, 05/14/26	1,839
2,129	4.300%, 05/14/36	2,250
14,649	4.500%, 05/14/35	15,884
	Actavis Funding SCS, (Luxembourg),
3,041	3.450%, 03/15/22	3,183
9,655	4.550%, 03/15/35	10,397
2,354	Actavis, Inc., 3.250%, 10/01/22	2,442
	Allergan, Inc.,
1,600	2.800%, 03/15/23	1,596
3,111	3.375%, 09/15/20	3,263
2,991	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	3,042
5,743	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	6,445

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
2,780	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	2,929
1,883	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	2,745
3,771	Johnson & Johnson, 3.550%, 03/01/36	4,246
	Merck & Co., Inc.,
933	1.300%, 05/18/18	938
6,011	2.350%, 02/10/22	6,186
3,268	2.400%, 09/15/22	3,372
3,139	2.800%, 05/18/23	3,305
2,100	3.700%, 02/10/45	2,251
	Mylan N.V., (Netherlands),
4,153	3.950%, 06/15/26 (e)	4,279
2,870	5.250%, 06/15/46 (e)	3,154
	Mylan, Inc.,
7,886	3.125%, 01/15/23 (e)	7,873
2,300	5.400%, 11/29/43	2,581
3,294	Novartis Capital Corp., 3.400%, 05/06/24	3,620
3,901	Pfizer, Inc., 3.000%, 06/15/23	4,170
2,066	Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	2,629
	Teva Pharmaceutical Finance Netherlands III B.V., (Netherlands),
2,321	2.200%, 07/21/21	2,306
2,057	2.800%, 07/21/23	2,066
844	4.100%, 10/01/46	857
708	Wyeth LLC, 6.450%, 02/01/24	898
	Zoetis, Inc.,
1,869	1.875%, 02/01/18	1,873
1,115	4.700%, 02/01/43	1,190

		146,343

	Total Health Care	380,767

	Industrials — 1.7%
	Aerospace & Defense — 0.3%
3,267	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,379
	BAE Systems Holdings, Inc.,
9,772	3.800%, 10/07/24 (e)	10,329
2,107	6.375%, 06/01/19 (e)	2,346
4,778	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,994
	Boeing Co. (The),
448	4.875%, 02/15/20	502
1,076	7.950%, 08/15/24	1,516

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
	Lockheed Martin Corp.,
2,766	2.125%, 09/15/16	2,767
937	3.100%, 01/15/23	989
4,010	4.070%, 12/15/42	4,335
897	4.250%, 11/15/19	974
6,385	4.500%, 05/15/36	7,390
1,569	4.850%, 09/15/41	1,871
1,753	Series B, 6.150%, 09/01/36	2,380
1,794	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,677
8,650	Precision Castparts Corp., 3.250%, 06/15/25	9,311
2,180	Raytheon Co., 3.150%, 12/15/24	2,346
	United Technologies Corp.,
1,777	1.800%, 06/01/17	1,788
4,552	3.100%, 06/01/22	4,879
4,246	4.150%, 05/15/45	4,822
6,022	4.500%, 06/01/42	7,138
701	6.700%, 08/01/28	954

		78,687

	Air Freight & Logistics — 0.0% (g)
1,670	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	1,874
	FedEx Corp.,
2,678	3.250%, 04/01/26	2,834
2,232	3.900%, 02/01/35	2,330
	United Parcel Service of America, Inc.,
2,107	8.375%, 04/01/20	2,601
717	SUB, 8.375%, 04/01/30	1,059
1,621	United Parcel Service, Inc., 2.450%, 10/01/22	1,692

		12,390

	Airlines — 0.1%
3,047	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,242
894	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	972
3,082	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	3,371
1,887	American Airlines 2016-2 Class A Pass- Through Trust, 3.650%, 06/15/28	1,988
268	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	288
3,013	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	3,401
1,663	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	1,784

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — continued
2,175	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	2,295
761	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	813
2,580	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	2,754
6,874	United Airlines 2016-1 Class A Pass-Through Trust, 3.450%, 07/07/28	7,169

		28,077

	Commercial Services & Supplies — 0.1%
1,525	Pitney Bowes, Inc., 5.600%, 03/15/18	1,608
	Republic Services, Inc.,
2,099	2.900%, 07/01/26	2,138
4,309	3.550%, 06/01/22	4,620
	Waste Management, Inc.,
3,635	2.400%, 05/15/23	3,673
1,062	3.900%, 03/01/35	1,143
1,690	4.750%, 06/30/20	1,877

		15,059

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
1,504	1.625%, 05/08/17	1,510
2,092	2.875%, 05/08/22	2,196
928	4.375%, 05/08/42	1,076
4,910	Fluor Corp., 3.375%, 09/15/21	5,254

		10,036

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.500%, 11/02/17	1,423
1,247	4.000%, 11/02/32	1,346
2,377	5.600%, 05/15/18	2,539
1,794	7.625%, 04/01/24	2,263

		7,571

	Industrial Conglomerates — 0.4%
	General Electric Co.,
2,854	1.600%, 11/20/17	2,871
1,318	2.100%, 12/11/19	1,355
6,863	2.300%, 04/27/17	6,921
3,043	2.700%, 10/09/22	3,178
1,718	3.100%, 01/09/23	1,833
4,815	3.150%, 09/07/22	5,140
4,366	3.375%, 03/11/24	4,778
3,698	4.375%, 09/16/20	4,104
4,892	4.650%, 10/17/21	5,585

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — continued
459	5.300%, 02/11/21	528
1,345	5.400%, 02/15/17	1,367
5,046	5.500%, 01/08/20	5,713
6,636	5.625%, 09/15/17	6,949
20,649	5.625%, 05/01/18	22,193
488	5.875%, 01/14/38	668
1,361	6.000%, 08/07/19	1,547
232	6.875%, 01/10/39	355
3,139	VAR, 0.987%, 02/15/17	3,142
2,373	Series A, 6.750%, 03/15/32	3,394
1,345	Honeywell International, Inc., 5.300%, 03/01/18	1,428
3,907	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	4,147
2,860	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	3,146
	Koninklijke Philips N.V., (Netherlands),
7,508	3.750%, 03/15/22	8,079
1,494	5.750%, 03/11/18	1,593
493	7.200%, 06/01/26	618
	Pentair Finance S.A., (Luxembourg),
6,588	2.900%, 09/15/18	6,635
3,000	4.650%, 09/15/25	3,132
1,261	Roper Technologies, Inc., 3.000%, 12/15/20	1,313
1,540	Tyco International Finance S.A., (Luxembourg), 5.125%, 09/14/45	1,860

		113,572

	Machinery — 0.1%
	Caterpillar, Inc.,
1,676	1.500%, 06/26/17	1,681
1,913	2.600%, 06/26/22	1,992
	Deere & Co.,
5,382	2.600%, 06/08/22	5,574
2,386	3.900%, 06/09/42	2,651
15,246	Illinois Tool Works, Inc., 3.900%, 09/01/42	17,094
695	Ingersoll-Rand Co., 6.391%, 11/15/27	825
	Parker-Hannifin Corp.,
3,759	4.450%, 11/21/44	4,521
695	5.500%, 05/15/18	746

		35,084

	Professional Services — 0.0% (g)
2,538	Equifax, Inc., 2.300%, 06/01/21	2,552

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
1,794	3.000%, 03/15/23	1,896
3,821	3.050%, 03/15/22	4,046
1,865	3.450%, 09/15/21	2,010
1,272	3.600%, 09/01/20	1,370
2,365	3.750%, 04/01/24	2,615
3,010	3.900%, 08/01/46	3,267
4,018	4.375%, 09/01/42	4,610
3,150	4.700%, 09/01/45	3,803
3,380	5.150%, 09/01/43	4,271
9,266	5.400%, 06/01/41	11,863
3,282	5.650%, 05/01/17	3,381
1,502	5.750%, 03/15/18	1,606
3,244	5.750%, 05/01/40	4,351
538	6.700%, 08/01/28	736
1,166	7.290%, 06/01/36	1,721
	Canadian Pacific Railway Co., (Canada),
4,200	4.500%, 01/15/22	4,606
7,086	6.125%, 09/15/15[2]	8,834
1,345	7.125%, 10/15/31	1,869
	CSX Corp.,
3,200	3.400%, 08/01/24	3,425
2,659	3.950%, 05/01/50	2,744
1,781	4.250%, 06/01/21	1,961
1,516	4.750%, 05/30/42	1,750
3,498	5.500%, 04/15/41	4,413
628	7.375%, 02/01/19	714
3,587	7.900%, 05/01/17	3,742
	ERAC USA Finance LLC,
3,010	2.600%, 12/01/21 (e)	3,060
3,474	4.500%, 08/16/21 (e)	3,826
2,388	5.250%, 10/01/20 (e)	2,678
3,104	5.625%, 03/15/42 (e)	3,800
359	6.375%, 10/15/17 (e)	378
4,417	6.700%, 06/01/34 (e)	5,934
	Norfolk Southern Corp.,
2,558	2.903%, 02/15/23	2,650
4,957	3.250%, 12/01/21	5,238
2,888	3.950%, 10/01/42	3,057
51	5.590%, 05/17/25	62
3,049	6.000%, 03/15/05	3,770
9,412	6.000%, 05/23/11[3]	11,667
121	7.700%, 05/15/17	126

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
3,744	2.875%, 07/17/18 (e)	3,814
5,795	3.375%, 02/01/22 (e)	5,991
	Ryder System, Inc.,
1,432	2.500%, 03/01/17	1,437
1,435	2.500%, 03/01/18	1,454
4,930	2.500%, 05/11/20	4,965
3,451	2.875%, 09/01/20	3,516
	Union Pacific Corp.,
1,297	2.950%, 01/15/23	1,361
1,230	3.646%, 02/15/24	1,347
3,935	4.163%, 07/15/22	4,430
1,435	4.300%, 06/15/42	1,640
919	4.821%, 02/01/44	1,126
186	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.698%, 01/02/24	201
3,380	Union Pacific Railroad Co. 2015-1 Pass-Through Trust, 2.695%, 05/12/27	3,357

		166,489

	Trading Companies & Distributors — 0.1%
	Air Lease Corp.,
6,266	3.000%, 09/15/23	6,201
4,000	3.875%, 04/01/21	4,215
	WW Grainger, Inc.,
2,178	3.750%, 05/15/46	2,305
4,364	4.600%, 06/15/45	5,220

		17,941

	Total Industrials	487,458

	Information Technology — 1.4%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
3,488	2.600%, 02/28/23	3,640
1,479	2.900%, 03/04/21	1,561
1,822	2.950%, 02/28/26	1,944
6,539	3.000%, 06/15/22	6,973
4,500	3.625%, 03/04/24	5,001
4,179	5.500%, 01/15/40	5,532
4,475	5.900%, 02/15/39	6,162
7,570	Harris Corp., 3.832%, 04/27/25	8,018

		38,831

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,712	3.000%, 03/01/18	1,734

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — continued
1,595	4.500%, 03/01/23	1,695
4,157	6.000%, 04/01/20	4,584
2,421	6.875%, 06/01/18	2,587
11,025	7.500%, 01/15/27	13,676

		24,276

	Internet Software & Services — 0.1%
	eBay, Inc.,
9,053	2.600%, 07/15/22	9,167
4,006	3.450%, 08/01/24	4,171
1,851	4.000%, 07/15/42	1,742

		15,080

	IT Services — 0.2%
2,170	HP Enterprise Services LLC, 7.450%, 10/15/29	2,628
	International Business Machines Corp.,
4,972	1.800%, 05/17/19	5,048
23,206	2.250%, 02/19/21	23,891
683	4.000%, 06/20/42	729
592	6.220%, 08/01/27	786
7,578	7.625%, 10/15/18	8,569
2,620	Total System Services, Inc., 4.800%, 04/01/26	2,894
	Xerox Corp.,
1,759	2.950%, 03/15/17	1,771
2,370	5.625%, 12/15/19	2,565
2,870	6.750%, 02/01/17	2,930

		51,811

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
2,105	3.100%, 07/29/22	2,247
2,274	3.300%, 10/01/21	2,454
4,598	3.700%, 07/29/25	5,118
8,173	4.000%, 12/15/32	9,093
3,089	4.900%, 07/29/45	3,753
7,430	National Semiconductor Corp., 6.600%, 06/15/17	7,753
3,769	Texas Instruments, Inc., 1.650%, 08/03/19	3,815

		34,233

	Software — 0.4%
3,121	Intuit, Inc., 5.750%, 03/15/17	3,197
	Microsoft Corp.,
2,069	0.875%, 11/15/17	2,069

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — continued
3,037	2.125%, 11/15/22	3,075
4,650	2.375%, 02/12/22	4,796
10,221	2.375%, 05/01/23	10,486
3,459	3.500%, 02/12/35	3,580
7,202	3.625%, 12/15/23	7,945
3,620	4.000%, 02/12/55	3,813
3,974	4.200%, 11/03/35	4,504
1,089	4.500%, 10/01/40	1,266
4,348	4.750%, 11/03/55	5,183
	Oracle Corp.,
2,187	1.900%, 09/15/21	2,191
5,728	2.400%, 09/15/23	5,772
1,928	2.800%, 07/08/21	2,018
14,625	2.950%, 05/15/25	15,150
1,295	3.625%, 07/15/23	1,411
11,695	3.850%, 07/15/36	12,331
1,880	3.900%, 05/15/35	1,983
3,085	4.300%, 07/08/34	3,422
14,500	4.375%, 05/15/55	15,777
4,753	5.000%, 07/08/19	5,237
3,049	5.750%, 04/15/18	3,275
2,300	6.125%, 07/08/39	3,152
1,749	6.500%, 04/15/38	2,468

		124,101

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
12,381	2.150%, 02/09/22	12,626
15,286	2.400%, 05/03/23	15,647
5,261	2.450%, 08/04/26	5,275
13,459	2.850%, 05/06/21	14,195
12,828	3.200%, 05/13/25	13,707
798	3.250%, 02/23/26	852
4,375	3.450%, 02/09/45	4,302
3,512	3.850%, 08/04/46	3,640
4,257	4.500%, 02/23/36	4,919
6,866	VAR, 1.009%, 05/03/18	6,885
1,704	Dell, Inc., 7.100%, 04/15/28	1,772
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
4,134	4.420%, 06/15/21 (e)	4,325
6,612	5.450%, 06/15/23 (e)	7,044
5,662	6.020%, 06/15/26 (e)	6,070
	HP, Inc.,
3,233	4.300%, 06/01/21	3,488

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
2,541	4.375%, 09/15/21	2,738
2,837	4.650%, 12/09/21	3,104
6,352	6.000%, 09/15/41	6,552

		117,141

	Total Information Technology	405,473

	Materials — 0.6%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
3,196	3.375%, 03/15/25	3,286
3,557	4.125%, 03/15/35	3,509
4,962	5.250%, 01/15/45	5,523
9,510	CF Industries, Inc., 7.125%, 05/01/20	10,935
	Dow Chemical Co. (The),
7,954	3.000%, 11/15/22	8,234
5,750	3.500%, 10/01/24	6,097
4,058	4.125%, 11/15/21	4,437
1,727	5.250%, 11/15/41	1,979
1,206	7.375%, 11/01/29	1,641
875	8.550%, 05/15/19	1,032
	E.I. du Pont de Nemours & Co.,
1,396	4.900%, 01/15/41	1,605
1,345	5.600%, 12/15/36	1,666
	Ecolab, Inc.,
3,672	1.450%, 12/08/17	3,682
3,636	3.250%, 01/14/23	3,798
897	5.500%, 12/08/41	1,128
2,459	Monsanto Co., 4.700%, 07/15/64	2,364
	Mosaic Co. (The),
1,974	3.750%, 11/15/21	2,082
7,080	4.250%, 11/15/23	7,550
449	4.875%, 11/15/41	445
5,054	5.450%, 11/15/33	5,541
5,233	5.625%, 11/15/43	5,740
	Potash Corp. of Saskatchewan, Inc., (Canada),
2,326	3.000%, 04/01/25	2,360
269	3.250%, 12/01/17	275
3,408	6.500%, 05/15/19	3,825
	PPG Industries, Inc.,
1,026	5.500%, 11/15/40	1,278
972	6.650%, 03/15/18	1,041
1,883	9.000%, 05/01/21	2,411
2,612	Praxair, Inc., 2.650%, 02/05/25	2,690
	Union Carbide Corp.,
5,426	7.500%, 06/01/25	6,830

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
5,919	7.750%, 10/01/96	7,485

		110,469

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
2,811	3.875%, 05/18/25 (e)	3,013
6,052	5.125%, 05/18/45 (e)	6,777

		9,790

	Containers & Packaging — 0.0% (g)
	International Paper Co.,
6,472	3.000%, 02/15/27	6,435
1,670	5.000%, 09/15/35	1,865
3,945	7.300%, 11/15/39	5,334

		13,634

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
6,613	3.850%, 09/30/23	7,219
1,600	5.000%, 09/30/43	1,910
1,435	5.400%, 03/29/17	1,468
2,466	6.500%, 04/01/19	2,771
	Freeport-McMoRan, Inc.,
8,701	2.150%, 03/01/17	8,668
6,296	3.875%, 03/15/23	5,399
7,646	5.400%, 11/14/34	5,964
2,271	5.450%, 03/15/43	1,737
	Nucor Corp.,
1,529	4.000%, 08/01/23	1,651
470	6.400%, 12/01/37	595
1,767	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	2,025
1,794	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	2,134
1,199	TCI Communications, Inc., 7.125%, 02/15/28	1,702
	Teck Resources Ltd., (Canada),
2,865	3.750%, 02/01/23	2,456
4,904	4.750%, 01/15/22	4,587

		50,286

	Total Materials	184,179

	Real Estate — 0.6%
	Equity Real Estate Investment Trusts (REITs) — 0.6%
	American Tower Corp.,
4,378	3.375%, 10/15/26	4,487
2,959	3.500%, 01/31/23	3,091
4,995	4.700%, 03/15/22	5,527

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
2,270	5.000%, 02/15/24	2,594
260	5.900%, 11/01/21	303
	American Tower Trust I,
3,439	1.551%, 03/15/18 (e)	3,431
6,220	3.070%, 03/15/23 (e)	6,468
8,971	AvalonBay Communities, Inc., 2.850%, 03/15/23	9,137
	Boston Properties LP,
3,702	2.750%, 10/01/26	3,663
3,155	3.125%, 09/01/23	3,267
3,157	3.650%, 02/01/26	3,368
4,550	Brixmor Operating Partnership LP, 3.850%, 02/01/25	4,636
	Crown Castle International Corp.,
3,703	2.250%, 09/01/21	3,697
7,500	4.875%, 04/15/22	8,368
2,900	5.250%, 01/15/23	3,312
1,814	Duke Realty LP, 3.250%, 06/30/26	1,862
	Equity Commonwealth,
6,287	5.875%, 09/15/20	6,956
3,489	6.650%, 01/15/18	3,618
	ERP Operating LP,
7,000	3.000%, 04/15/23	7,199
2,255	4.625%, 12/15/21	2,527
	HCP, Inc.,
2,651	3.400%, 02/01/25	2,613
8,366	3.875%, 08/15/24	8,560
1,349	4.200%, 03/01/24	1,411
6,353	4.250%, 11/15/23	6,694
5,043	National Retail Properties, Inc., 4.000%, 11/15/25	5,407
	Prologis LP,
2,653	3.750%, 11/01/25	2,865
2,987	4.250%, 08/15/23	3,312
4,610	Scentre Group Trust 1/Scentre Group Trust 2, (Australia), 3.500%, 02/12/25 (e)	4,818
	Simon Property Group LP,
8,221	2.150%, 09/15/17	8,284
3,410	3.375%, 10/01/24	3,656
2,090	3.750%, 02/01/24	2,282
3,838	4.125%, 12/01/21	4,241
3,138	4.375%, 03/01/21	3,472
3,081	UDR, Inc., 2.950%, 09/01/26	3,094
	Ventas Realty LP,
1,350	3.125%, 06/15/23	1,376
1,929	3.500%, 02/01/25	1,999

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — continued
2,382	3.750%, 05/01/24	2,498
2,746	4.125%, 01/15/26	2,973
	Welltower, Inc.,
1,639	4.000%, 06/01/25	1,754
4,002	4.500%, 01/15/24	4,386

	Total Real Estate	163,206

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
29,467	3.000%, 06/30/22	30,358
7,297	3.400%, 05/15/25	7,513
13,847	3.600%, 02/17/23	14,617
9,257	3.800%, 03/15/22	9,929
2,086	3.875%, 08/15/21	2,261
2,245	3.950%, 01/15/25	2,406
9,748	4.300%, 12/15/42	9,792
4,439	4.350%, 06/15/45	4,474
5,022	4.600%, 02/15/21	5,521
3,777	4.750%, 05/15/46	4,039
12,806	5.350%, 09/01/40	14,631
4,722	5.500%, 02/01/18	4,989
11,179	6.000%, 08/15/40	13,542
6,457	6.300%, 01/15/38	8,164
2,861	6.375%, 03/01/41	3,638
1,091	6.500%, 09/01/37	1,419
1,600	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	2,203
15,000	BellSouth LLC, 6.550%, 06/15/34	17,924
	British Telecommunications plc, (United Kingdom),
2,203	2.350%, 02/14/19	2,249
2,511	5.950%, 01/15/18	2,668
879	9.375%, 12/15/30	1,434
4,036	Centel Capital Corp., 9.000%, 10/15/19	4,670
	Deutsche Telekom International Finance B.V., (Netherlands),
2,291	2.250%, 03/06/17 (e)	2,305
2,087	4.875%, 03/06/42 (e)	2,476
1,816	6.000%, 07/08/19	2,038
5,201	8.750%, 06/15/30	8,130
	GTP Acquisition Partners I LLC,
10,038	2.350%, 06/15/20 (e)	9,977
11,667	3.482%, 06/16/25 (e)	12,162
2,063	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,068

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Orange S.A., (France),
3,799	2.750%, 09/14/16	3,801
6,382	9.000%, 03/01/31	10,229
7,308	Qwest Corp., 6.750%, 12/01/21	8,150
	Telefonica Emisiones S.A.U., (Spain),
1,916	3.192%, 04/27/18	1,965
150	4.570%, 04/27/23	169
4,358	5.134%, 04/27/20	4,833
2,025	5.462%, 02/16/21	2,311
	Verizon Communications, Inc.,
1,790	2.625%, 02/21/20	1,846
10,870	2.625%, 08/15/26	10,755
6,192	3.500%, 11/01/21	6,655
15,346	3.500%, 11/01/24	16,456
11,683	4.150%, 03/15/24	12,975
3,373	4.272%, 01/15/36	3,542
13,420	4.400%, 11/01/34	14,269
9,294	4.500%, 09/15/20	10,257
3,993	4.522%, 09/15/48	4,234
5,210	4.672%, 03/15/55	5,418
28,901	4.862%, 08/21/46	32,132
3,895	5.012%, 08/21/54	4,271
16,811	5.150%, 09/15/23	19,649
4,094	5.850%, 09/15/35	5,115

		386,629

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
3,833	2.375%, 09/08/16	3,814
3,250	3.125%, 07/16/22	3,364
2,457	6.125%, 03/30/40	3,083
	Rogers Communications, Inc., (Canada),
8,302	4.100%, 10/01/23	9,232
2,242	8.750%, 05/01/32	3,318
	Vodafone Group plc, (United Kingdom),
10,583	1.500%, 02/19/18	10,582
3,676	1.625%, 03/20/17	3,684
675	2.950%, 02/19/23	699

		37,776

	Total Telecommunication Services	424,405

	Utilities — 1.9%
	Electric Utilities — 1.3%
	Alabama Power Co.,
1,644	3.750%, 03/01/45	1,741

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
769	6.000%, 03/01/39	1,028
1,904	6.125%, 05/15/38	2,581
2,134	American Electric Power Co., Inc., 1.650%, 12/15/17	2,138
3,740	Appalachian Power Co., Series P, 6.700%, 08/15/37	5,027
	Arizona Public Service Co.,
748	2.200%, 01/15/20	759
1,923	4.500%, 04/01/42	2,281
3,036	5.050%, 09/01/41	3,800
	Baltimore Gas & Electric Co.,
4,419	2.800%, 08/15/22	4,616
3,755	3.500%, 08/15/46	3,821
	Cleveland Electric Illuminating Co. (The),
840	5.950%, 12/15/36	974
3,094	Series D, 7.880%, 11/01/17	3,305
4,791	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,146
3,615	Commonwealth Edison Co., 3.650%, 06/15/46	3,818
830	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	890
1,687	DTE Electric Co., 2.650%, 06/15/22	1,746
	Duke Energy Carolinas LLC,
1,228	4.250%, 12/15/41	1,400
1,786	4.300%, 06/15/20	1,973
1,256	5.100%, 04/15/18	1,335
1,397	6.000%, 01/15/38	1,913
	Duke Energy Corp.,
3,812	2.150%, 11/15/16	3,821
1,382	2.650%, 09/01/26	1,375
2,660	3.550%, 09/15/21	2,852
	Duke Energy Florida LLC,
1,009	5.650%, 06/15/18	1,087
628	6.400%, 06/15/38	897
	Duke Energy Indiana LLC,
3,462	3.750%, 07/15/20	3,740
4,500	3.750%, 05/15/46	4,755
2,780	6.350%, 08/15/38	3,943
3,297	Duke Energy Ohio, Inc., 3.700%, 06/15/46	3,472
	Duke Energy Progress LLC,
2,911	2.800%, 05/15/22	3,045
3,230	3.000%, 09/15/21	3,424
2,985	3.250%, 08/15/25	3,212
1,886	4.100%, 05/15/42	2,094
1,569	4.100%, 03/15/43	1,739

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
2,258	4.150%, 12/01/44	2,551
1,794	5.300%, 01/15/19	1,956
	Electricite de France S.A., (France),
3,961	2.150%, 01/22/19 (e)	4,011
6,600	6.000%, 01/22/14[4] (e)	7,216
	Enel Finance International N.V., (Netherlands),
5,408	5.125%, 10/07/19 (e)	5,938
897	6.000%, 10/07/39 (e)	1,114
2,631	Entergy Arkansas, Inc., 3.500%, 04/01/26	2,863
2,469	Entergy Corp., 2.950%, 09/01/26	2,490
	Entergy Louisiana LLC,
4,606	3.050%, 06/01/31	4,698
1,551	3.250%, 04/01/28	1,650
3,688	Entergy Mississippi, Inc., 2.850%, 06/01/28	3,771
2,674	Exelon Corp., 3.400%, 04/15/26	2,815
	Florida Power & Light Co.,
493	5.625%, 04/01/34	649
897	5.950%, 02/01/38	1,246
359	Georgia Power Co., 5.950%, 02/01/39	476
4,351	Great Plains Energy, Inc., 4.850%, 06/01/21	4,751
	Hydro-Quebec, (Canada),
1,614	9.400%, 02/01/21	2,096
7,174	Series HY, 8.400%, 01/15/22	9,366
2,642	Series IO, 8.050%, 07/07/24	3,653
	Indiana Michigan Power Co.,
973	7.000%, 03/15/19	1,094
8,609	Series J, 3.200%, 03/15/23	8,974
269	Jersey Central Power & Light Co., 7.350%, 02/01/19	301
3,968	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,654
	Kansas City Power & Light Co.,
3,255	3.150%, 03/15/23	3,318
8,968	5.300%, 10/01/41	10,748
2,759	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	2,957
4,957	Massachusetts Electric Co., 4.004%, 08/15/46 (e)	5,181
628	MidAmerican Energy Co., 5.300%, 03/15/18	667
	Nevada Power Co.,
329	5.375%, 09/15/40	410
3,354	5.450%, 05/15/41	4,331
2,018	6.500%, 08/01/18	2,210
1,637	7.125%, 03/15/19	1,868
700	Series N, 6.650%, 04/01/36	965

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
	NextEra Energy Capital Holdings, Inc.,
2,651	2.400%, 09/15/19	2,695
1,076	6.000%, 03/01/19	1,184
	Niagara Mohawk Power Corp.,
3,051	3.508%, 10/01/24 (e)	3,284
1,457	4.881%, 08/15/19 (e)	1,591
2,242	Northern States Power Co., 6.250%, 06/01/36	3,147
780	Ohio Edison Co., 6.875%, 07/15/36	1,030
	Ohio Power Co.,
1,390	6.050%, 05/01/18	1,488
560	Series M, 5.375%, 10/01/21	637
	Oncor Electric Delivery Co. LLC,
5,515	6.800%, 09/01/18	6,076
1,076	7.000%, 09/01/22	1,365
	Pacific Gas & Electric Co.,
5,047	2.450%, 08/15/22	5,169
3,349	2.950%, 03/01/26	3,493
1,265	3.250%, 09/15/21	1,340
1,794	3.250%, 06/15/23	1,907
5,781	3.500%, 06/15/25	6,290
1,681	4.450%, 04/15/42	1,934
6,511	4.500%, 12/15/41	7,535
650	4.600%, 06/15/43	767
1,776	5.625%, 11/30/17	1,870
399	6.050%, 03/01/34	540
673	8.250%, 10/15/18	765
	PacifiCorp,
2,765	3.600%, 04/01/24	3,022
897	3.850%, 06/15/21	979
224	5.500%, 01/15/19	245
2,556	5.650%, 07/15/18	2,762
	PECO Energy Co.,
5,022	2.375%, 09/15/22	5,118
807	5.350%, 03/01/18	855
807	Pennsylvania Electric Co., 6.050%, 09/01/17	839
1,184	Potomac Electric Power Co., 6.500%, 11/15/37	1,699
1,543	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,576
	Progress Energy, Inc.,
3,380	3.150%, 04/01/22	3,550
3,388	4.400%, 01/15/21	3,716
2,600	7.000%, 10/30/31	3,526
1,327	7.750%, 03/01/31	1,876

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Public Service Co. of Colorado,
1,821	2.250%, 09/15/22	1,858
1,040	3.200%, 11/15/20	1,103
1,175	3.550%, 06/15/46	1,235
247	5.800%, 08/01/18	268
	Public Service Co. of Oklahoma,
1,761	4.400%, 02/01/21	1,916
1,242	5.150%, 12/01/19	1,368
3,901	Series G, 6.625%, 11/15/37	5,143
	Public Service Electric & Gas Co.,
6,334	3.000%, 05/15/25	6,709
1,021	5.375%, 11/01/39	1,331
740	Series I, 1.800%, 06/01/19	748
387	South Carolina Electric & Gas Co., 4.500%, 06/01/64	413
	Southern California Edison Co.,
1,928	1.845%, 02/01/22	1,929
886	3.875%, 06/01/21	970
3,408	3.900%, 12/01/41	3,697
1,256	5.500%, 08/15/18	1,361
895	6.000%, 01/15/34	1,204
2,197	6.050%, 03/15/39	3,071
578	Series 08-A, 5.950%, 02/01/38	798
2,854	Series C, 3.500%, 10/01/23	3,110
2,666	Southern Co. (The), 1.950%, 09/01/16	2,666
	Southwestern Public Service Co.,
2,700	4.500%, 08/15/41	3,166
3,049	Series G, 8.750%, 12/01/18	3,526
2,095	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,098
2,482	Three Gorges Finance I Cayman Islands Ltd., (Cayman Islands), 3.150%, 06/02/26 (e)	2,552
5,800	Toledo Edison Co. (The), 6.150%, 05/15/37	7,261
	Virginia Electric & Power Co.,
696	2.950%, 01/15/22	731
1,280	3.450%, 02/15/24	1,393
4,842	5.400%, 04/30/18	5,161
2,100	Series A, 6.000%, 05/15/37	2,840
234	Wisconsin Electric Power Co., 2.950%, 09/15/21	247
	Xcel Energy, Inc.,
3,656	3.300%, 06/01/25	3,867
539	4.700%, 05/15/20	589
829	4.800%, 09/15/41	997
6,254	6.500%, 07/01/36	8,660

		368,592

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
1,750	4.125%, 10/15/44	1,944
7,215	4.150%, 01/15/43	7,922
619	8.500%, 03/15/19	722
2,201	Boston Gas Co., 4.487%, 02/15/42 (e)	2,452
1,372	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	1,486
2,214	Dominion Gas Holdings LLC, 2.800%, 11/15/20	2,286
4,242	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	4,308
4,862	Korea Gas Corp., (South Korea), 1.875%, 07/18/21 (e)	4,887

		26,007

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
2,100	2.950%, 01/15/20	2,159
5,381	4.000%, 10/01/20	5,736
1,665	5.750%, 10/01/41	1,815
	PSEG Power LLC,
2,879	4.150%, 09/15/21	3,077
2,456	4.300%, 11/15/23	2,654
1,125	8.625%, 04/15/31	1,479
	Southern Power Co.,
3,108	4.150%, 12/01/25	3,360
3,879	5.150%, 09/15/41	4,279
3,222	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46	3,459

		28,018

	Multi-Utilities — 0.4%
1,457	Berkshire Hathaway Energy Co., 5.750%, 04/01/18	1,557
3,390	CenterPoint Energy, Inc., 6.500%, 05/01/18	3,631
	CMS Energy Corp.,
3,458	3.000%, 05/15/26	3,527
2,400	3.875%, 03/01/24	2,631
2,760	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,647
	Consumers Energy Co.,
1,343	2.850%, 05/15/22	1,405
2,150	3.250%, 08/15/46	2,162
1,256	5.650%, 04/15/20	1,426
1,478	Delmarva Power & Light Co., 4.000%, 06/01/42	1,621

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
	Dominion Resources, Inc.,
1,076	7.000%, 06/15/38	1,502
1,840	Series C, 4.900%, 08/01/41	2,112
1,927	Series D, 2.850%, 08/15/26	1,934
5,067	Series F, 5.250%, 08/01/33	5,812
	DTE Energy Co.,
6,150	3.300%, 06/15/22	6,539
2,000	6.375%, 04/15/33	2,638
1,400	Series F, 3.850%, 12/01/23	1,536
	NiSource Finance Corp.,
2,457	3.850%, 02/15/23	2,635
6,726	5.800%, 02/01/42	8,649
	San Diego Gas & Electric Co.,
2,690	3.950%, 11/15/41	3,007
1,852	6.000%, 06/01/26	2,416
973	Series FFF, 6.125%, 09/15/37	1,359
	Sempra Energy,
3,139	2.875%, 10/01/22	3,244
3,827	3.550%, 06/15/24	4,052
2,348	4.050%, 12/01/23	2,588
1,345	6.000%, 10/15/39	1,749
2,063	6.150%, 06/15/18	2,222
7,309	9.800%, 02/15/19	8,700
	Southern Co. Gas Capital Corp.,
1,690	3.250%, 06/15/26	1,742
4,609	3.500%, 09/15/21	4,857
1,392	4.400%, 06/01/43	1,498
10,518	5.875%, 03/15/41	13,296
7,009	WEC Energy Group, Inc., 3.550%, 06/15/25	7,554

		113,248

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
5,248	3.400%, 03/01/25	5,666
3,354	6.593%, 10/15/37	4,906

		10,572

	Total Utilities	546,437

	Total Corporate Bonds (Cost $6,325,982)	6,705,776

Foreign Government Securities — 1.0%
	Israel Government AID Bond, (Israel),
3,000	Zero Coupon, 11/01/19	2,863
3,587	Zero Coupon, 11/01/23	3,096
21,968	Zero Coupon, 11/01/24	18,375
7,240	5.500%, 12/04/23	9,061

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

7,330	5.500%, 04/26/24	9,255
6,771	5.500%, 09/18/33	9,598
5,000	Series 1, Zero Coupon, 11/01/24	4,271
24,791	Series 2, Zero Coupon, 11/01/24	21,175
3,155	Series 4-Z, Zero Coupon, 08/15/22	2,821
10,000	Series 6-Z, Zero Coupon, 08/15/22	8,933
10,000	Series 8-Z, Zero Coupon, 02/15/24	8,559
3,305	Series 8-Z, Zero Coupon, 08/15/24	2,787
23,876	Series 8-Z, Zero Coupon, 08/15/25	19,493
25,875	Series 9-Z, Zero Coupon, 05/15/24	21,983
2,517	Series 9-Z, Zero Coupon, 11/15/24	2,106
24,763	Series 9-Z, Zero Coupon, 05/15/25	20,389
14,275	Series 9-Z, Zero Coupon, 11/15/25	11,566
6,000	Series 11-Z, Zero Coupon, 11/15/25	4,859
2,242	Series 11-Z, Zero Coupon, 11/15/26	1,754
11,427	Province of Ontario, (Canada), 1.650%, 09/27/19	11,514
502	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	708
	Republic of Colombia, (Colombia),
3,137	4.000%, 02/26/24	3,302
3,811	4.500%, 01/28/26	4,154
3,979	5.000%, 06/15/45	4,312
941	5.625%, 02/26/44	1,086
	Republic of Panama, (Panama),
2,796	3.750%, 03/16/25	3,027
2,371	4.000%, 09/22/24	2,602
737	Republic of Peru, (Peru), 5.625%, 11/18/50	971
	Republic of Poland, (Poland),
1,797	3.250%, 04/06/26	1,907
6,568	4.000%, 01/22/24	7,291
	Republic of South Africa, (South Africa),
8,616	5.375%, 07/24/44	9,380
3,502	5.875%, 09/16/25	3,918
	United Mexican States, (Mexico),
11,021	3.500%, 01/21/21	11,779
7,166	3.600%, 01/30/25	7,578
7,316	4.000%, 10/02/23	7,947
7,300	4.125%, 01/21/26	8,003
4,228	4.350%, 01/15/47	4,360
—	4.350%, 01/15/47	—
2,862	4.600%, 01/23/46	3,095
3,906	4.750%, 03/08/44	4,301
12,227	5.550%, 01/21/45	15,070
5,118	5.750%, 10/12/10[1]	5,834

	Total Foreign Government Securities (Cost $283,836)	305,083

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — 16.4%
	Federal Home Loan Mortgage Corp.,
721	ARM, 2.345%, 10/01/36	762
12	ARM, 2.395%, 07/01/19	12
603	ARM, 2.425%, 04/01/37	633
1,394	ARM, 2.429%, 05/01/37	1,453
4,691	ARM, 2.467%, 12/01/36	4,935
389	ARM, 2.496%, 11/01/36	412
1,545	ARM, 2.515%, 11/01/36	1,626
147	ARM, 2.540%, 01/01/37	154
161	ARM, 2.565%, 12/01/36	170
741	ARM, 2.569%, 11/01/36	786
76	ARM, 2.572%, 01/01/27	80
364	ARM, 2.587%, 08/01/36	380
3,284	ARM, 2.592%, 10/01/36	3,429
2,436	ARM, 2.593%, 11/01/36	2,583
345	ARM, 2.605%, 12/01/33	367
1,498	ARM, 2.613%, 10/01/36	1,589
695	ARM, 2.617%, 11/01/36	737
73	ARM, 2.623%, 09/01/32	77
40	ARM, 2.625%, 07/01/26	40
902	ARM, 2.631%, 08/01/36	945
2,278	ARM, 2.634%, 01/01/35	2,408
686	ARM, 2.639%, 01/01/35	726
1,724	ARM, 2.647%, 10/01/36	1,807
5,457	ARM, 2.651%, 08/01/36	5,744
205	ARM, 2.652%, 04/01/30 - 02/01/37	217
1,417	ARM, 2.655%, 02/01/36	1,495
730	ARM, 2.669%, 07/01/36	768
821	ARM, 2.685%, 10/01/36	867
233	ARM, 2.693%, 08/01/35	245
323	ARM, 2.700%, 02/01/36	341
1,006	ARM, 2.715%, 06/01/37	1,057
4,480	ARM, 2.739%, 12/01/36	4,746
977	ARM, 2.760%, 05/01/36	1,037
628	ARM, 2.766%, 07/01/36	653
2,130	ARM, 2.768%, 05/01/33	2,249
531	ARM, 2.772%, 07/01/36	562
1,871	ARM, 2.787%, 09/01/34 - 11/01/37	1,976
147	ARM, 2.796%, 02/01/37	156
1,613	ARM, 2.820%, 05/01/36	1,704
4,496	ARM, 2.842%, 03/01/37	4,713
1,553	ARM, 2.856%, 04/01/34 - 01/01/37	1,645
3,711	ARM, 2.885%, 12/01/36 - 05/01/37	3,935
423	ARM, 2.910%, 10/01/36	439
1,993	ARM, 2.912%, 09/01/36	2,116
1,188	ARM, 2.947%, 10/01/36	1,264

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

86	ARM, 2.953%, 04/01/37	89
1,174	ARM, 2.959%, 05/01/38	1,239
1,428	ARM, 2.972%, 02/01/37	1,513
2,261	ARM, 2.995%, 09/01/36 - 05/01/37	2,393
760	ARM, 3.003%, 12/01/35	806
4,173	ARM, 3.063%, 06/01/36	4,415
2,610	ARM, 3.079%, 02/01/37	2,746
241	ARM, 3.081%, 12/01/36	261
3,070	ARM, 3.100%, 05/01/37	3,258
1,801	ARM, 3.101%, 04/01/38	1,917
705	ARM, 3.117%, 07/01/37	736
1,471	ARM, 3.121%, 06/01/36	1,558
1,640	ARM, 3.141%, 03/01/36	1,732
741	ARM, 3.148%, 03/01/37	777
1,196	ARM, 3.200%, 04/01/37	1,260
356	ARM, 3.255%, 02/01/37	381
1,960	ARM, 3.321%, 05/01/37	2,088
400	ARM, 3.334%, 03/01/37	424
339	ARM, 3.439%, 05/01/36	359
1,469	ARM, 3.442%, 03/01/36	1,547
1,215	ARM, 3.867%, 07/01/40	1,261
7,397	4.000%, 04/01/43	8,002
38,182	Federal Home Loan Mortgage Corp. Gold Pools, 4.500%, 01/01/46	42,527
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
16	4.000%, 06/01/18	17
258	4.500%, 08/01/18 - 10/01/18	265
854	5.000%, 10/01/17 - 12/01/18	878
1,129	5.500%, 06/01/17 - 02/01/24	1,170
1,271	6.000%, 04/01/17 - 03/01/22	1,301
162	6.500%, 11/01/17 - 03/01/22	167
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
11,585	3.500%, 01/01/32 - 03/01/32	12,334
86	6.000%, 12/01/22	98
488	6.500%, 01/01/28	569
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
34,834	3.000%, 08/01/43	36,574
30,301	4.500%, 05/01/41	33,331
31,352	5.000%, 01/01/34 - 08/01/40	34,723
5,608	5.500%, 01/01/33 - 03/01/40	6,345
882	6.000%, 10/01/29 - 12/01/36	1,022
5,476	6.500%, 08/01/29 - 03/01/38	6,470
1,517	7.000%, 04/01/26 - 02/01/37	1,787
1,870	7.500%, 08/01/25 - 09/01/38	2,254

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
15	8.000%, 07/01/20 - 11/01/24	17
44	8.500%, 07/01/28	54
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
6,030	7.500%, 01/01/32 - 12/01/36	7,127
1,724	10.000%, 10/01/30	1,885
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
72,885	3.500%, 02/01/33 - 06/01/43	77,714
120,380	4.000%, 06/01/42 - 01/01/46	130,869
1,087	5.500%, 04/01/18	1,116
1,512	6.000%, 02/01/33 - 11/01/36	1,698
13,625	6.500%, 12/01/35 - 06/01/37	15,520
10	7.000%, 07/01/29	11
292	10.000%, 03/17/26	302
	Federal National Mortgage Association,
3	ARM, 1.875%, 01/01/19	3
356	ARM, 2.176%, 08/01/34	366
403	ARM, 2.213%, 09/01/37	423
271	ARM, 2.242%, 03/01/19 - 10/01/34	288
3,528	ARM, 2.264%, 09/01/36	3,661
30	ARM, 2.280%, 01/01/34	30
1,249	ARM, 2.281%, 07/01/37	1,294
553	ARM, 2.287%, 09/01/33	572
164	ARM, 2.350%, 11/01/34	174
772	ARM, 2.361%, 09/01/36	814
444	ARM, 2.364%, 11/01/33	471
877	ARM, 2.369%, 01/01/37	911
71	ARM, 2.382%, 09/01/34	74
1,224	ARM, 2.386%, 02/01/37	1,273
3,856	ARM, 2.395%, 01/01/35	4,028
364	ARM, 2.403%, 09/01/35	383
288	ARM, 2.404%, 08/01/34	300
1,596	ARM, 2.408%, 01/01/36	1,673
61	ARM, 2.445%, 07/01/34	65
142	ARM, 2.451%, 01/01/35	149
583	ARM, 2.457%, 07/01/35	619
263	ARM, 2.470%, 02/01/35	273
694	ARM, 2.475%, 09/01/36	729
829	ARM, 2.477%, 11/01/37	880
273	ARM, 2.487%, 11/01/34	290
148	ARM, 2.500%, 08/01/35	156
556	ARM, 2.506%, 03/01/35	585
2,499	ARM, 2.532%, 11/01/37	2,614
97	ARM, 2.533%, 09/01/37	99
184	ARM, 2.547%, 01/01/34	193

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

405	ARM, 2.555%, 05/01/35	425
1,440	ARM, 2.557%, 10/01/36	1,527
69	ARM, 2.585%, 09/01/27	73
4,247	ARM, 2.603%, 08/01/36 - 09/01/36	4,445
613	ARM, 2.617%, 08/01/36	649
1	ARM, 2.625%, 08/01/19	1
4,718	ARM, 2.650%, 12/01/37	5,002
673	ARM, 2.669%, 01/01/36	709
3,354	ARM, 2.671%, 07/01/37	3,581
220	ARM, 2.685%, 09/01/33	234
879	ARM, 2.695%, 09/01/36	931
1,098	ARM, 2.697%, 09/01/37	1,158
75	ARM, 2.716%, 07/01/37	78
2,520	ARM, 2.720%, 12/01/36	2,650
790	ARM, 2.741%, 11/01/36	838
450	ARM, 2.750%, 01/01/37	475
408	ARM, 2.753%, 01/01/38	425
649	ARM, 2.762%, 04/01/35	686
557	ARM, 2.791%, 10/01/34	593
1,921	ARM, 2.810%, 08/01/33 - 12/01/36	2,029
3,266	ARM, 2.837%, 10/01/36	3,479
1,151	ARM, 2.841%, 10/01/36	1,227
2,596	ARM, 2.842%, 04/01/37	2,734
92	ARM, 2.845%, 05/01/35	96
1,589	ARM, 2.882%, 02/01/37	1,674
677	ARM, 2.907%, 06/01/34	718
424	ARM, 2.928%, 06/01/36	446
312	ARM, 2.967%, 05/01/36	326
998	ARM, 3.020%, 07/01/36	1,059
590	ARM, 3.039%, 11/01/36	623
872	ARM, 3.042%, 10/01/35	931
1,147	ARM, 3.073%, 07/01/37	1,204
2,188	ARM, 3.075%, 06/01/36	2,328
195	ARM, 3.125%, 08/01/36	203
636	ARM, 3.184%, 06/01/36	673
127	ARM, 3.248%, 09/01/37	130
34	ARM, 3.250%, 01/01/36	34
6,098	ARM, 3.362%, 03/01/36	6,410
310	ARM, 3.375%, 02/01/36	328
2,648	ARM, 3.585%, 08/01/37	2,819
42	ARM, 3.824%, 03/01/29	44
575	ARM, 5.310%, 08/01/36	588
278	ARM, 6.044%, 09/01/37	295
11,034	2.610%, 06/01/26	11,471
17,846	2.640%, 06/01/26	18,601
15,975	2.670%, 07/01/31	16,448

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
10,000		2.730%, 07/01/28	10,421
4,935		2.810%, 08/01/31	5,157
8,178		2.900%, 06/01/31	8,598
20,082		4.000%, 06/01/42	22,071
		Federal National Mortgage Association, 15 Year, Single Family,
155		3.500%, 04/01/19	163
1,555		4.500%, 05/01/18 - 12/01/19	1,595
3,996		5.000%, 04/01/18 - 08/01/24	4,158
3,706		5.500%, 02/01/18 - 07/01/20	3,833
8,823		6.000%, 08/01/17 - 07/01/24	9,536
1,411		6.500%, 03/01/17 - 02/01/24	1,536
25		7.000%, 03/01/17 - 11/01/17	26
—	(h)	7.500%, 03/01/17	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
13,847		3.500%, 07/01/32 - 08/01/32	14,742
27,737		4.000%, 01/01/35	30,424
962		5.500%, 07/01/25	1,080
6,026		6.000%, 07/01/26 - 09/01/29	6,886
1,910		6.500%, 05/01/22 - 08/01/26	2,203
		Federal National Mortgage Association, 30 Year, FHA/VA,
139		6.000%, 09/01/33	156
196		6.500%, 03/01/29	224
16		7.000%, 02/01/33	17
43		8.000%, 06/01/28	49
13		8.500%, 02/01/30	13
14		9.000%, 05/01/18 - 12/01/30	14
6		9.500%, 12/01/18	7
		Federal National Mortgage Association, 30 Year, Single Family,
31,334		3.000%, 06/01/43	32,828
161,021		3.500%, 06/01/43 - 01/01/46	172,531
782		4.000%, 12/01/33	839
20,183		4.500%, 11/01/33 - 09/01/43	22,105
25,063		5.000%, 06/01/33 - 08/01/40	27,950
16,161		5.500%, 11/01/32 - 12/01/39	18,381
13,195		6.000%, 12/01/28 - 11/01/38	15,251
25,615		6.500%, 11/01/29 - 10/01/38	29,796
13,098		7.000%, 01/01/24 - 01/01/39	15,688
9,061		7.500%, 11/01/22 - 04/01/39	11,307
699		8.000%, 03/01/21 - 01/01/38	840
15		8.500%, 07/01/24 - 05/01/25	17
11		9.500%, 07/01/28	12
5		10.000%, 02/01/24	6

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal National Mortgage Association, Other,
37,854	ARM, 0.815%, 01/01/23	37,832
10,000	ARM, 0.835%, 12/01/24	10,034
9,865	ARM, 0.845%, 02/01/23	9,903
6,300	ARM, 0.845%, 03/01/25	6,318
6,729	ARM, 0.855%, 01/01/23	6,776
15,000	ARM, 0.895%, 07/01/24	15,149
7,120	ARM, 0.925%, 11/01/23	7,120
3,889	ARM, 0.935%, 08/01/22	3,891
8,177	ARM, 1.265%, 03/01/22	8,201
99	ARM, 2.725%, 08/01/34	105
5,059	ARM, 6.070%, 11/01/18	5,217
6,972	1.470%, 12/01/19	6,971
8,968	1.690%, 12/01/19	9,016
15,402	1.940%, 01/01/17 - 07/01/19	15,539
13,452	2.000%, 12/01/20	13,725
80,712	2.010%, 06/01/20	82,107
2,083	2.030%, 08/01/19	2,133
17,092	2.140%, 04/01/19	17,359
4,262	2.150%, 01/01/23	4,358
8,259	2.190%, 05/01/19	8,402
6,266	2.200%, 07/01/19	6,381
5,652	2.240%, 12/01/22	5,808
8,969	2.280%, 12/01/22	9,216
3,326	2.320%, 12/01/22	3,425
14,983	2.330%, 01/01/23	15,440
32,625	2.340%, 12/01/22 - 01/01/23	33,634
27,245	2.370%, 07/01/19 - 01/01/23	28,076
7,555	2.380%, 11/01/22	7,803
14,892	2.390%, 10/01/22 - 12/01/22	15,402
9,706	2.395%, 01/01/22	10,043
49,987	2.400%, 12/01/22 - 05/01/26	51,585
5,232	2.410%, 11/01/22	5,401
18,115	2.420%, 12/01/22 - 06/01/23	18,723
15,821	2.440%, 11/01/22 - 01/01/23	16,362
43,588	2.450%, 06/01/19 - 02/01/23	44,989
7,806	2.470%, 09/01/22 - 11/01/22	8,097
32,854	2.490%, 10/01/17 - 05/01/26	33,788
12,555	2.500%, 04/01/23	13,058
8,251	2.510%, 01/01/23	8,536
37,191	2.520%, 10/01/22 - 05/01/23	38,729
2,690	2.540%, 05/01/23	2,803
14,447	2.550%, 11/01/22	15,025
5,260	2.570%, 10/01/22	5,476
7,740	2.590%, 06/01/28	8,018
14,131	2.600%, 06/01/22 - 01/01/23	14,745

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
7,710	2.610%, 07/01/22	8,055
5,201	2.620%, 10/01/17	5,248
22,410	2.630%, 09/01/21 - 06/01/25	23,416
5,854	2.635%, 10/01/22	6,115
6,679	2.640%, 04/01/23 - 07/01/23	6,996
8,968	2.650%, 08/01/22	9,385
17,738	2.660%, 12/01/22	18,832
15,761	2.670%, 07/01/22	16,489
15,034	2.680%, 05/01/25 - 06/01/27	15,682
12,054	2.690%, 10/01/17 - 07/01/22	12,508
23,991	2.700%, 04/01/22 - 04/01/25	25,111
5,296	2.705%, 04/01/23	5,579
8,271	2.750%, 03/01/22	8,680
13,945	2.760%, 06/01/22	14,698
17,806	2.766%, 06/01/23	18,740
22,420	2.770%, 05/01/22 - 06/01/23	23,614
4,281	2.780%, 06/01/27	4,499
8,000	2.790%, 05/01/27	8,376
10,000	2.810%, 05/01/27	10,537
9,481	2.820%, 07/01/22	10,000
39,974	2.830%, 05/01/27 - 06/01/27	42,015
44,432	2.840%, 01/01/25 - 04/01/26	46,989
19,475	2.860%, 05/01/22 - 01/01/25	20,570
8,500	2.890%, 05/01/27	8,991
16,512	2.900%, 05/01/22 - 12/01/24	17,487
6,000	2.910%, 03/01/27	6,360
56,820	2.920%, 12/01/24 - 05/01/30	60,103
34,283	2.940%, 05/01/22 - 05/01/30	36,336
23,684	2.960%, 01/01/25 - 06/01/30	25,095
44,306	2.970%, 01/01/22 - 06/01/30	47,100
19,730	2.980%, 07/01/22	20,999
17,473	2.990%, 02/01/22 - 01/01/25	18,608
52,467	3.000%, 06/01/27 - 02/01/43	55,104
9,753	3.020%, 05/01/22 - 06/01/25	10,397
56,789	3.030%, 12/01/21 - 04/01/30	60,593
10,762	3.040%, 12/01/18	11,151
13,229	3.050%, 04/01/22 - 01/01/25	14,070
7,497	3.060%, 02/01/22	8,001
28,068	3.080%, 03/01/22 - 04/01/30	29,999
20,979	3.090%, 01/01/22 - 02/01/22	22,337
37,990	3.100%, 05/01/22 - 05/01/30	40,756
25,303	3.110%, 12/01/24	27,228
49,482	3.120%, 01/01/22 - 06/01/35	52,927
47,234	3.130%, 04/01/30 - 06/01/30	50,102
45,724	3.140%, 02/01/22 - 12/01/26	49,074
9,507	3.150%, 07/01/30	10,215

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

13,200	3.170%, 08/01/25 - 02/01/30	14,292
18,803	3.180%, 01/01/26 - 06/01/30	20,295
17,000	3.190%, 12/01/26	18,446
7,174	3.200%, 01/01/22	7,678
23,090	3.210%, 03/01/22 - 03/01/31	24,993
14,091	3.220%, 12/01/26 - 04/01/30	15,246
5,037	3.230%, 11/01/20	5,350
20,000	3.240%, 12/01/26	21,719
18,140	3.250%, 09/01/26 - 07/01/27	19,741
8,000	3.260%, 12/01/26	8,712
6,751	3.270%, 11/01/20	7,196
61,337	3.290%, 10/01/20 - 11/01/26	66,752
15,564	3.300%, 12/01/26 - 07/01/30	17,058
3,327	3.310%, 12/01/21	3,571
8,500	3.320%, 05/01/24	9,276
10,000	3.330%, 09/01/27	10,959
16,000	3.340%, 02/01/27	17,491
17,355	3.350%, 11/01/20 - 09/01/30	18,843
7,082	3.360%, 10/01/20	7,558
7,893	3.370%, 09/01/30	8,665
12,018	3.380%, 01/01/18 - 12/01/23	12,476
2,381	3.390%, 08/01/17	2,411
3,011	3.400%, 10/01/21	3,239
16,676	3.430%, 09/01/20 - 11/01/21	17,896
12,775	3.440%, 12/01/21 - 10/01/26	14,024
32,305	3.450%, 01/01/24 - 04/01/35	35,298
7,550	3.480%, 12/01/20	8,098
213,444	3.500%, 10/01/20 - 01/01/44	227,599
9,000	3.510%, 08/01/23	9,910
5,420	3.520%, 01/01/18	5,531
8,609	3.540%, 10/01/20	9,249
7,395	3.543%, 12/01/20	7,928
13,000	3.550%, 02/01/30	14,436
3,647	3.563%, 01/01/21	3,925
19,231	3.570%, 11/01/34	20,800
22,840	3.590%, 10/01/20 - 08/01/23	24,885
1,636	3.600%, 09/01/20	1,760
9,239	3.610%, 11/01/34	10,077
9,498	3.630%, 01/01/18 - 10/01/35	10,255
10,900	3.640%, 06/01/18 - 01/01/25	11,613
42,150	3.670%, 07/01/23	46,781
3,237	3.700%, 12/01/20	3,491
15,541	3.739%, 06/01/18	15,997
9,793	3.740%, 07/01/20 - 07/01/23	10,691
3,866	3.760%, 12/01/35	4,299
27,400	3.765%, 12/01/25	30,779

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
34,369	3.770%, 01/01/21 - 09/01/21	37,421
4,929	3.800%, 03/01/18	5,062
21,188	3.830%, 12/01/20 - 12/01/21	23,208
22,186	3.850%, 09/01/20 - 09/01/21	24,105
8,257	3.860%, 07/01/21	9,016
10,139	3.870%, 01/01/21	11,032
14,836	3.881%, 09/01/21	16,192
30,952	3.890%, 08/01/20 - 09/01/21	33,750
5,979	3.915%, 10/01/20	6,480
5,661	3.920%, 09/01/21	6,208
16,111	3.930%, 07/01/20 - 01/01/21	17,428
8,968	3.940%, 07/01/21	9,859
13,267	3.950%, 07/01/20	14,357
8,449	3.960%, 08/01/20	9,159
5,447	3.970%, 06/01/21	5,965
4,595	3.990%, 07/01/21	5,039
159,001	4.000%, 04/01/20 - 03/01/46	172,382
6,009	4.020%, 06/01/21	6,613
5,718	4.050%, 01/01/21 - 08/01/21	6,277
8,659	4.060%, 07/01/21	9,527
26,927	4.066%, 07/01/20	29,182
15,475	4.070%, 10/01/21	17,091
5,865	4.100%, 06/01/21	6,449
14,355	4.130%, 11/01/19 - 08/01/21	15,640
14,787	4.160%, 03/01/21	16,264
16,337	4.180%, 12/01/19 - 09/01/23	18,250
4,708	4.190%, 06/01/21	5,196
17,725	4.240%, 11/01/19 - 06/01/21	19,518
15,784	4.250%, 04/01/21	17,477
27,628	4.260%, 12/01/19 - 07/01/21	30,406
6,237	4.263%, 06/01/21	6,846
15,965	4.281%, 01/01/20	17,128
6,102	4.283%, 01/01/21	6,692
4,781	4.295%, 06/01/21	5,308
6,641	4.300%, 08/01/20 - 04/01/21	6,996
7,792	4.307%, 07/01/21	8,667
10,505	4.330%, 02/01/21 - 04/01/21	11,611
16,142	4.340%, 06/01/21	17,996
12,697	4.350%, 04/01/20	13,833
13,040	4.360%, 05/01/21	14,470
9,817	4.369%, 02/01/20	10,664
14,280	4.381%, 04/01/20	15,541
6,564	4.390%, 05/01/21	7,283
55,153	4.399%, 02/01/20	59,969
2,511	4.400%, 02/01/20	2,728
3,643	4.450%, 01/01/21	4,025

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8,071	4.480%, 06/01/21	9,038
99,773	4.500%, 08/01/21 - 03/01/44	111,689
17,328	4.514%, 12/01/19	18,695
5,258	4.540%, 01/01/20 - 07/01/26	5,948
9,087	4.552%, 08/01/26	10,543
10,873	4.640%, 01/01/21	12,084
9,965	4.663%, 12/01/26	11,785
9,166	4.762%, 08/01/26	10,883
5,834	4.766%, 08/01/26	6,928
1,754	5.000%, 04/01/31 - 12/01/32	1,979
7,613	5.240%, 05/01/17	7,693
1,804	5.500%, 03/01/17 - 06/01/39	1,935
10,100	5.895%, 10/01/17	10,541
2,348	6.000%, 02/01/36 - 11/01/48	2,639
1,890	6.500%, 04/01/36 - 05/01/37	2,137
1,393	7.000%, 02/01/36 - 01/01/38	1,591
145	8.000%, 11/01/37	163
28	10.500%, 04/15/19	30
	Government National Mortgage Association II, 30 Year, Single Family,
3,316	3.750%, 07/20/45	3,536
8,774	4.250%, 12/20/44	9,596
2,246	5.500%, 09/20/39	2,571
11,999	6.000%, 03/20/28 - 08/20/39	13,770
1,033	6.500%, 07/20/29	1,219
460	7.000%, 08/20/38	537
85	7.500%, 02/20/28 - 09/20/28	104
161	8.000%, 12/20/25 - 09/20/28	189
80	8.500%, 03/20/25 - 05/20/25	91
	Government National Mortgage Association II, Other,
3,140	3.750%, 09/20/38 - 01/20/39	3,368
4,512	4.462%, 05/20/63	4,875
77	6.000%, 11/20/38	84
	Government National Mortgage Association, 15 Year, Single Family,
5	6.000%, 10/15/17	5
12	6.500%, 06/15/17	12
	Government National Mortgage Association, 30 Year, Single Family,
3,861	5.500%, 04/15/33 - 09/15/34	4,439
108	6.000%, 11/15/28	123
2,554	6.500%, 01/15/24 - 12/15/35	2,986
5,044	7.000%, 08/15/23 - 04/15/37	6,072
584	7.500%, 11/15/22 - 10/15/37	636
18	8.000%, 07/15/22 - 08/15/28	18
1	8.500%, 03/15/17 - 11/15/17	1

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
13	9.000%, 12/15/16 - 11/15/24	14
509	9.500%, 09/15/18 - 12/15/25	550

	Total Mortgage Pass-Through Securities (Cost $4,642,351)	4,834,777

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,060	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	4,269
2,400	State of California, Various Purpose, GO, 7.300%, 10/01/39	3,708

		7,977

	Illinois — 0.0% (g)
4,890	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,767

	New York — 0.2%
2,240	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	3,080
	Port Authority of New York & New Jersey, Consolidated,
10,965	Series 164, Rev., 5.647%, 11/01/40	14,760
17,925	Series 174, Rev., 4.458%, 10/01/62	21,184
3,780	Port Authority of New York & New Jersey, Consolidated 165, Rev., 5.647%, 11/01/40	5,088

		44,112

	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	17,856
3,478	Ohio St Univ Gen Rcpts Taxable-Multiyear Debt Issuance Prog-Ser A 09/Mar/2016 01/Dec/2056 4.048%, Series A, Rev., 4.048%, 12/01/56	3,973
	Ohio State University, General Receipts,
1,000	Rev., 5.590%, 12/01/14[4]	1,220
9,576	Series A, Rev., 4.800%, 06/01/11[3]	11,097

		34,146

	Total Municipal Bonds (Cost $73,122)	91,002

Preferred Security — 0.0% (g) (x)
	Financials — 0.0% (g)
	Insurance — 0.0% (g)
9,929	Dai-ichi Life Insurance Co. Ltd. (The), (Japan), VAR, 4.000%, 07/24/26 (e) (Cost $9,929)	10,128

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Supranational — 0.1%
23,640	African Development Bank, 8.800%, 09/01/19 (Cost $27,505)	28,544

U.S. Government Agency Securities — 2.5%
2,986	Federal Farm Credit Bank, 5.125%, 11/15/18	3,256
9,865	Federal Home Loan Bank, 5.500%, 07/15/36	14,542
23,765	Federal National Mortgage Association, 4.068%, 06/01/17	23,650
8,071	Federal National Mortgage Association STRIPS, 3.655%, 05/15/30 (n)	5,704
	Financing Corp. STRIPS,
59,680	1.261%, 05/11/18 (n)	58,791
3,506	1.572%, 11/30/17 (n)	3,465
1,795	2.096%, 03/07/19 (n)	1,746
1,688	2.182%, 04/06/18 (n)	1,664
27,586	2.886%, 09/26/19 (n)	26,649
11,944	Government Trust Certificate, Series 1-Z, Zero Coupon, 04/01/19	11,531
	Residual Funding Corp. STRIPS,
43,764	1.438%, 01/15/21 (n)	41,160
166,149	1.597%, 10/15/19 (n)	160,280
225,211	1.844%, 07/15/20 (n)	213,554
50,759	1.898%, 10/15/20 (n)	48,073
30,700	2.734%, 01/15/30 (n)	22,098
18,250	2.943%, 04/15/30 (n)	13,086
	Tennessee Valley Authority,
4,129	4.250%, 09/15/65	5,015
2,632	4.625%, 09/15/60	3,375
14,269	5.250%, 09/15/39	20,114
493	5.500%, 06/15/38	704
7,668	5.880%, 04/01/36	11,341
	Tennessee Valley Authority STRIPS,
3,711	2.130%, 12/15/17 (n)	3,664
3,500	3.239%, 12/15/28 (n)	2,428
17,495	3.550%, 11/01/25 (n)	14,083
2,242	4.251%, 06/15/35 (n)	1,267
10,762	4.323%, 05/01/19 (n)	10,384
3,119	4.608%, 07/15/28 (n)	2,211

	Total U.S. Government Agency Securities (Cost $703,629)	723,835

U.S. Treasury Obligations — 25.1%
	U.S. Treasury Bonds,
25,000	2.875%, 05/15/43	28,406
26,500	3.500%, 02/15/39	33,407
38,050	4.250%, 05/15/39	53,081
88,390	4.375%, 02/15/38	125,417
76,320	4.375%, 11/15/39	108,380

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
134,780	4.375%, 05/15/40	191,724
8,900	4.500%, 02/15/36	12,717
12,861	4.500%, 05/15/38	18,572
71,284	4.500%, 08/15/39	102,855
31,370	4.750%, 02/15/37	46,290
583	5.250%, 11/15/28	812
50,572	7.500%, 11/15/16	51,310
4,000	7.875%, 02/15/21	5,167
29,475	8.000%, 11/15/21	39,521
14,932	8.125%, 05/15/21	19,674
41,000	8.500%, 02/15/20	51,444
17,000	8.750%, 05/15/20	21,743
54,785	8.750%, 08/15/20	71,071
	U.S. Treasury Coupon STRIPS,
4,100	1.774%, 11/15/18 (n)	4,026
72,700	1.775%, 11/15/19 (n)	70,295
123,537	1.869%, 05/15/21 (n)	116,504
17,000	1.925%, 08/15/25 (n)	14,701
212,665	2.077%, 02/15/21 (n)	201,285
113,900	2.108%, 11/15/23 (n)	101,953
63,421	2.187%, 05/15/25 (n)	55,067
106,435	2.296%, 08/15/23 (n)	95,798
59,076	2.342%, 02/15/24 (n)	52,659
149,456	2.384%, 05/15/22 (n)	138,191
25,842	2.398%, 02/15/20 (n)	24,912
105,800	2.486%, 08/15/22 (n)	97,369
204,956	2.568%, 02/15/22 (n)	190,517
171,800	2.615%, 11/15/22 (n)	157,177
108,421	2.680%, 08/15/21 (n)	101,686
248,580	2.688%, 05/15/23 (n)	224,766
51,591	2.743%, 08/15/24 (n)	45,564
54,049	2.799%, 05/15/28 (n)	43,551
121,891	2.833%, 02/15/34 (n)	84,336
97,800	2.849%, 08/15/32 (n)	70,678
71,937	2.879%, 08/15/18 (n)	70,812
329,322	2.886%, 02/15/23 (n)	299,578
172,788	2.958%, 11/15/32 (n)	124,034
14,870	3.039%, 05/15/29 (n)	11,693
103,866	3.076%, 02/15/32 (n)	76,285
78,371	3.091%, 11/15/21 (n)	73,190
17,278	3.113%, 05/15/24 (n)	15,332
221,297	3.191%, 05/15/32 (n)	161,205
72,532	3.193%, 08/15/28 (n)	58,231
189,907	3.200%, 08/15/20 (n)	181,750
7,608	3.243%, 08/15/26 (n)	6,434
16,680	3.255%, 05/15/35 (n)	11,142

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

93,350	3.275%, 05/15/31 (n)	69,849
133,709	3.277%, 11/15/33 (n)	93,419
59,956	3.304%, 11/15/29 (n)	46,620
14,106	3.313%, 05/15/18 (n)	13,917
79,788	3.329%, 08/15/31 (n)	59,459
143,105	3.332%, 05/15/33 (n)	101,483
21,613	3.357%, 11/15/34 (n)	14,619
36,300	3.359%, 02/15/33 (n)	25,902
347,451	3.364%, 05/15/20 (n)	333,531
38,512	3.369%, 08/15/29 (n)	30,143
87,828	3.400%, 11/15/26 (n)	73,731
135,684	3.427%, 02/15/27 (n)	113,190
81,052	3.452%, 02/15/29 (n)	64,149
84,028	3.471%, 11/15/27 (n)	68,650
98,421	3.508%, 11/15/31 (n)	72,605
27,839	3.545%, 11/15/16 (n)	27,821
180,863	3.566%, 08/15/19 (n)	175,627
122,874	3.597%, 05/15/19 (n)	119,751
25,155	3.630%, 08/15/34 (n)	17,154
28,525	3.673%, 05/15/34 (n)	19,578
25,906	3.699%, 02/15/35 (n)	17,431
38,200	3.839%, 11/15/24 (n)	33,595
89,733	3.854%, 08/15/30 (n)	68,352
57,436	3.915%, 11/15/30 (n)	43,478
72,252	3.967%, 02/15/31 (n)	54,545
46,760	4.025%, 11/15/28 (n)	37,315
31,792	4.201%, 02/15/18 (n)	31,443
67,515	4.330%, 02/15/28 (n)	54,751
75,636	4.381%, 05/15/30 (n)	58,072
6,700	4.404%, 02/15/26 (n)	5,714
24,999	4.449%, 05/15/26 (n)	21,187
45,886	4.517%, 08/15/27 (n)	37,791
24,963	4.692%, 08/15/33 (n)	17,574
82,771	4.901%, 11/15/17 (n)	82,038
43,147	4.981%, 02/15/17 (n)	43,051
1,525	5.107%, 08/15/35 (n)	1,011
111,213	5.142%, 02/15/30 (n)	85,926
6,601	5.326%, 02/15/25 (n)	5,762
17,309	5.982%, 05/15/27 (n)	14,339
1,054	6.179%, 05/15/36 (n)	687
	U.S. Treasury Inflation Indexed Bonds,
2,100	1.750%, 01/15/28	2,810
3,587	2.500%, 01/15/29	5,088
9,066	3.625%, 04/15/28	18,582
	U.S. Treasury Inflation Indexed Notes,
10,000	0.125%, 04/15/18	10,474

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
22,231	0.125%, 01/15/22	23,871
2,584	1.375%, 01/15/20	3,033
	U.S. Treasury Notes,
27,600	0.750%, 02/15/19	27,514
69,175	0.875%, 10/15/17	69,289
2,128	0.875%, 01/31/18	2,131
4,905	0.875%, 07/31/19	4,898
20,788	1.000%, 11/30/19	20,796
16,770	1.250%, 10/31/18	16,911
99,091	1.250%, 11/30/18	99,954
38,500	1.250%, 02/29/20	38,780
16,278	1.375%, 12/31/18	16,467
13,000	1.375%, 02/28/19	13,158
10,000	1.375%, 05/31/20	10,107
11,860	1.500%, 05/31/19	12,049
8,000	1.625%, 07/31/19	8,159
5,000	1.750%, 10/31/20	5,121
6,000	1.875%, 08/31/22	6,177
2,500	2.000%, 11/30/20	2,586
15,000	2.000%, 02/28/21	15,534
10,000	2.125%, 08/31/20	10,389
45,000	2.125%, 09/30/21	46,939
1,794	2.250%, 11/30/17	1,827
23,317	2.625%, 01/31/18	23,922
90,991	2.625%, 08/15/20	96,251
34,504	2.625%, 11/15/20	36,572
2,242	2.750%, 11/30/16	2,255
12,681	2.750%, 12/31/17	13,011
52,451	2.875%, 03/31/18	54,145
29,550	3.125%, 10/31/16	29,687
1,794	3.125%, 01/31/17	1,814

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

52,041	3.125%, 04/30/17	52,919
180,518	3.125%, 05/15/19	191,201
25,000	3.125%, 05/15/21	27,181
86,535	3.250%, 12/31/16	87,350
47,007	3.500%, 02/15/18	48,851
17,039	3.625%, 02/15/21	18,837
11,647	4.250%, 11/15/17	12,134
8,520	4.625%, 02/15/17	8,678

	Total U.S. Treasury Obligations (Cost $6,798,388)	7,415,024

Loan Assignment — 0.2%
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
46,289	Lila Mexican Holdings LLC, Tranche B, VAR, 3.508%, 08/11/22 (Cost $44,869)	45,199

	Total Loan Assignments (Cost $44,869)	45,199

SHARES
Short-Term Investment — 2.9%
	Investment Company — 2.9%
856,578	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $856,578)	856,578

	Total Investments — 99.9% (Cost $28,059,435)	29,489,546
	Other Assets in Excess of Liabilities — 0.1%	35,574

	NET ASSETS — 100.0%	$29,525,120

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 11.2%
507	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.288%, 12/27/22 (e)	507
	Accredited Mortgage Loan Trust,
232	Series 2006-1, Class A3, VAR, 0.704%, 04/25/36	231
277	Series 2006-2, Class A3, VAR, 0.674%, 09/25/36	275
2,375	Ally Auto Receivables Trust, Series 2015-SN1, Class A3, 1.210%, 12/20/17	2,375
	American Credit Acceptance Receivables Trust,
5,000	Series 2013-2, Class D, 5.920%, 08/17/20 (e)	5,010
10,000	Series 2016-2, Class C, 6.090%, 05/12/22 (e)	10,499
6,975	Series 2016-3, Class C, 4.260%, 08/12/22 (e)	6,955
	American Homes 4 Rent Trust,
5,000	Series 2014-SFR3, Class D, 5.040%, 12/17/36 (e)	5,447
1,445	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	1,602
1,250	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,317
	AmeriCredit Automobile Receivables Trust,
2,926	Series 2015-1, Class A3, 1.260%, 11/08/19	2,924
4,580	Series 2015-2, Class A3, 1.270%, 01/08/20	4,577
5,317	Series 2016-3, Class B, 1.800%, 10/08/21	5,293
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
260	Series 2003-5, Class A6, SUB, 4.244%, 04/25/33	263
42	Series 2003-13, Class AF6, SUB, 4.972%, 01/25/34	42
	Anchor Assets IX LLC,
10,000	Series 2016-1, Class A, 5.125%, 02/15/20 (e)	10,000
7,100	Series 2016-1, Class B, 6.250%, 02/15/20 (e)	7,100
700	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class D, 4.940%, 07/20/18 (e)	704
	B2R Mortgage Trust,
3,734	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	3,724
4,491	Series 2016-1, Class A, 2.567%, 07/15/49 (e)	4,466
3	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	3

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Bear Stearns Asset-Backed Securities Trust,
333	Series 2003-SD2, Class 2A, VAR, 3.261%, 06/25/43	314
433	Series 2006-SD1, Class A, VAR, 0.894%, 04/25/36	420
	Blue Elephant Loan Trust,
901	Series 2015-1, Class A, 3.120%, 12/15/22 (e)	900
1,850	Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,843
599	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	596
1,895	California Republic Auto Receivables Trust, Series 2016-2, Class A3, 1.560%, 07/15/20	1,892
10,000	CAM Mortgage LLC, Series 2015-1, Class M, VAR, 4.750%, 07/15/64 (e)	9,813
6,455	Capital Auto Receivables Asset Trust, Series 2015-1, Class A2, 1.420%, 06/20/18	6,459
	CarFinance Capital Auto Trust,
458	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	460
2,500	Series 2014-1A, Class C, 3.450%, 04/15/20 (e)	2,496
3,193	Series 2014-2A, Class B, 2.640%, 11/16/20 (e)	3,191
2,750	Series 2014-2A, Class C, 3.240%, 11/16/20 (e)	2,684
4,000	Series 2014-2A, Class D, 4.280%, 11/16/20 (e)	3,909
5,400	Series 2015-1A, Class C, 4.660%, 06/15/21 (e)	5,301
3,900	Series 2015-1A, Class D, 3.580%, 06/15/21 (e)	3,818
1,070	Series 2015-1A, Class E, 5.490%, 01/18/22 (e)	1,029
2,215	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.528%, 10/15/21 (e)	1,816
	Centex Home Equity Loan Trust,
127	Series 2001-B, Class A6, 6.360%, 07/25/32	128
211	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	213
133	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	134
93	Series 2004-D, Class AF4, SUB, 5.180%, 06/25/32	94
3,000	Citi Held For Asset Issuance 2016-PM1, Series 2016-PM1, Class B, 7.670%, 04/15/25 (e)	3,174

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	2,021
206	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	205
3,308	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	3,308
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.069%, 12/25/47 (e)	285
2,597	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	2,592
14,779	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 2.893%, 06/25/40 (e)	1,897
134	Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 2.188%, 01/25/35	3
	CPS Auto Receivables Trust,
736	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	737
230	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	228
2,099	Series 2016-B, Class B, 3.180%, 09/15/20 (e)	2,107
12,600	Series 2016-C, Class C, 3.270%, 06/15/22 (e)	12,551
	CPS Auto Trust,
262	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	261
164	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	164
75	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	81
	CWABS, Inc. Asset-Backed Certificates Trust,
297	Series 2004-1, Class 3A, VAR, 1.084%, 04/25/34	247
324	Series 2004-1, Class M1, VAR, 1.274%, 03/25/34	311
46	Series 2004-1, Class M2, VAR, 1.349%, 03/25/34	43
689	Series 2004-6, Class M1, VAR, 1.424%, 10/25/34	645
	Drive Auto Receivables Trust,
2,943	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	3,011
5,900	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	6,103

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	DT Auto Owner Trust,
5,727	Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	5,730
5,000	Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	5,010
974	Series 2016-2A, Class C, 3.670%, 01/18/22 (e)	994
10,965	Series 2016-3A, Class B, 2.650%, 07/15/20 (e)	10,945
6,000	Series 2016-3A, Class C, 3.150%, 03/15/22 (e)	5,986
373	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	375
	Exeter Automobile Receivables Trust,
1,125	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	1,131
5,555	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,598
2,150	Series 2015-2A, Class D, 5.790%, 05/16/22 (e)	2,122
6,884	Series 2015-3A, Class C, 4.830%, 08/16/21 (e)	6,814
445	Series 2016-1A, Class C, 5.520%, 10/15/21 (e)	448
3,000	First Investors Auto Owner Trust, Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	3,003
7,834	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	7,809
	Flagship Credit Auto Trust,
3,875	Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,901
4,000	Series 2014-1, Class C, 3.340%, 04/15/20 (e)	3,980
4,460	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	4,479
4,337	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	4,354
6,000	Series 2016-2, Class C, 6.220%, 09/15/22 (e)	6,456
2,581	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 09/15/19	2,585
9,457	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	9,408
620	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	668
	GLC II Trust,
871	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	860
3,064	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	2,997

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	GLC Trust,
2,005	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	1,991
1,003	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	980
5,000	GLS Auto Receivables Trust, Series 2016-1A, Class C, 6.900%, 10/15/21 (e)	5,271
	GMAT Trust,
459	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	459
5,000	Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	4,755
	GO Financial Auto Securitization Trust,
9,400	Series 2015-1, Class C, 5.760%, 03/15/21 (e)	9,364
6,398	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	6,429
10,370	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class DT1, 3.931%, 10/15/46 (e)	10,361
120	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	120
5,672	Honda Auto Receivables Owner Trust, Series 2015-1, Class A3, 1.050%, 10/15/18	5,673
230	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.712%, 11/20/36	229
2,392	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	2,392
	KGS-Alpha SBA COOF Trust,
19,644	Series 2012-2, Class A, IO, VAR, 0.881%, 08/25/38 (e)	531
23,842	Series 2012-4, Class A, IO, VAR, 1.060%, 09/25/37 (e)	876
16,077	Series 2013-2, Class A, IO, VAR, 1.596%, 03/25/39 (e)	751
2,003	LendingClub Issuance Trust, Series 2016-NP1, Class A, 3.750%, 06/15/22 (e)	2,006
	Long Beach Mortgage Loan Trust,
86	Series 2004-1, Class M3, VAR, 1.574%, 02/25/34	82
2	Series 2004-5, Class M6, VAR, 3.024%, 09/25/34	1
	LV Tower 52 Issuer LLC,
8,113	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	7,908
9,651	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	9,084

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	MarketPlace Loan Trust,
2,661	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	2,663
2,537	Series 2015-OD4, Class B, 5.250%, 12/18/17 (e)	2,521
	Marlette Funding Trust,
6,523	Series 2016-1A, Class A, 3.060%, 01/17/23 (e)	6,528
6,741	Series 2016-1A, Class B, 4.780%, 10/15/21 (e)	6,729
	Mid-State Capital Corp. Trust,
166	Series 2005-1, Class A, 5.745%, 01/15/40	177
3,935	Series 2005-1, Class M1, 6.106%, 01/15/40	4,234
1,891	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,020
2,294	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,395
917	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	971
379	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.774%, 03/25/33	353
	Nationstar HECM Loan Trust,
3,598	Series 2016-2A, Class A, 2.239%, 06/25/26 (e)	3,598
6,299	Series 2016-2A, Class M1, 3.598%, 06/25/26 (e)	6,299
9,502	Series 2016-3A, Class M1, 3.147%, 08/25/26 (e)	9,505
	New Century Home Equity Loan Trust,
719	Series 2003-5, Class AI6, SUB, 5.171%, 11/25/33	738
610	Series 2005-1, Class M1, VAR, 1.199%, 03/25/35	570
	NRPL Trust,
9,617	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	9,406
3,278	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	3,101
2,635	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class CT1, 3.836%, 06/15/49 (e)	2,609
10,150	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	10,159
5,257	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	5,153

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	Ocwen Master Advance Receivables Trust,
1,338	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	1,341
9,984	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	9,987
6,725	Series 2016-T2, Class DT2, 4.446%, 08/16/49 (e)	6,719
1,823	OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class B, 7.630%, 05/17/20 (e)	1,850
	OneMain Direct Auto Receivables Trust,
8,949	Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	8,935
10,000	Series 2016-1A, Class C, 4.580%, 09/15/21 (e)	9,968
	OneMain Financial Issuance Trust,
5,985	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	5,991
4,502	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	4,513
410	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	411
3,944	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,892
5,267	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	5,185
7,020	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	7,096
7,435	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	7,415
6,120	Series 2015-2A, Class C, 4.320%, 07/18/25 (e)	6,086
4,000	Series 2016-1A, Class B, 4.570%, 02/20/29 (e)	4,027
7,400	Series 2016-1A, Class C, 6.000%, 02/20/29 (e)	7,452
6,535	Series 2016-2A, Class C, SUB, 7.200%, 03/20/28 (e)	6,529
	Oportun Funding II LLC,
4,738	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	4,738
1,622	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	1,621
2,394	Oportun Funding III LLC, Series 2016-B, Class B, 5.160%, 07/08/21 (e)	2,387
137	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2, VAR, 1.544%, 09/25/34	138
255	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	254

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

11,167	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	11,169
	Progreso Receivables Funding III LLC,
5,885	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	5,887
4,531	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	4,536
	Progress Residential Trust,
10,806	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,948
5,000	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	5,020
3,602	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	3,567
914	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	952
5,580	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	5,776
2,012	Series 2016-SFR1, Class C, VAR, 2.982%, 09/17/33 (e)	2,036
4,647	Series 2016-SFR1, Class E, VAR, 4.332%, 09/17/33 (e)	4,679
	Purchasing Power Funding LLC,
9,400	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	9,418
1,118	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	1,112
243	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.392%, 01/25/36	180
253	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	252
3,231	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.850%, 01/18/22 (e)	3,226
1,700	SNAAC Auto Receivables Trust, Series 2014-1A, Class E, 4.580%, 04/15/21 (e)	1,660
4,092	SoFi Consumer Loan Program LLC, Series 2016-2A, Class A, 3.090%, 10/27/25 (e)	4,125
1,397	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.604%, 06/25/37	885
	Springleaf Funding Trust,
6,000	Series 2014-AA, Class C, 4.450%, 12/15/22 (e)	5,986
5,808	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	5,722

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
5,800	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	5,842
9,290	Spruce ABS Trust, Series 2016-E1, Class B, 6.900%, 06/15/28 (e)	9,241
9	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.614%, 06/25/37	9
2,218	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	2,206
4,678	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	4,674
4,195	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class B, VAR, 2.758%, 10/15/21 (e)	4,111
3,989	Truman Capital Mortgage Loan Trust, Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	3,957
	U.S. Residential Opportunity Fund III Trust,
3,576	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	3,577
14,270	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	14,257
397	Unipac IX LLC, 13.000%, 12/31/20	376
	United Auto Credit Securitization Trust,
2,310	Series 2014-1, Class D, 2.380%, 10/15/18 (e)	2,304
4,750	Series 2014-1, Class E, 3.890%, 07/15/20 (e)	4,737
6,000	Series 2016-1, Class D, 4.680%, 07/15/20 (e)	5,965
3,750	Series 2016-1, Class E, 7.100%, 05/16/22 (e)	3,714
6,291	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	6,277
2,688	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	2,693
7,962	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	8,043
2,341	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	2,359
11,963	VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	12,022
6,635	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	6,649
4,925	VOLT XLVIII LLC, Series 2016-NPL8, Class A1, SUB, 3.500%, 07/25/46 (e)	4,921
4,334	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	4,155

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

6,080		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	6,078
5,934		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	5,931
10,302		VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	10,037
5,289		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	5,292
2,374		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	2,373
8,118		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	8,118
		Westgate Resorts LLC,
1,516		Series 2014-1A, Class C, 5.500%, 12/20/26 (e)	1,510
4,310		Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	4,253
		Westlake Automobile Receivables Trust,
2,321		Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,308
3,260		Series 2016-1A, Class E, 6.520%, 06/15/22 (e)	3,293
3,937		Series 2016-2A, Class C, 2.830%, 05/17/21 (e)	3,957

		Total Asset-Backed Securities (Cost $767,781)	764,353

Collateralized Mortgage Obligations — 8.7%
		Agency CMO — 7.4%
12,340		Federal Home Loan Mortgage Corp.,
		09/25/31 (w)	12,345
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
73		Series 23, Class KZ, PAC, 6.500%, 11/25/23	82
493		Series 24, Class J, PAC, 6.250%, 11/25/23	549
83		Series 31, Class Z, 8.000%, 04/25/24	95
		Federal Home Loan Mortgage Corp. REMIC,
4		Series 38, Class D, 9.500%, 05/15/20	4
1		Series 81, Class A, 8.125%, 11/15/20	1
3		Series 84, Class F, 9.200%, 10/15/20	4
2		Series 109, Class I, 9.100%, 01/15/21	2
—	(h)	Series 198, Class Z, 8.500%, 09/15/22	—	(h)
48		Series 1316, Class Z, 8.000%, 06/15/22	53
15		Series 1343, Class LB, 7.500%, 08/15/22	17
—	(h)	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	6
32		Series 1456, Class Z, 7.500%, 01/15/23	35
215		Series 1543, Class VN, 7.000%, 07/15/23	238
189		Series 1577, Class PV, 6.500%, 09/15/23	208

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
363	Series 1608, Class L, 6.500%, 09/15/23	416
358	Series 1611, Class Z, 6.500%, 11/15/23	398
305	Series 1628, Class LZ, 6.500%, 12/15/23	333
143	Series 1630, Class PK, 6.000%, 11/15/23	156
406	Series 1671, Class I, 7.000%, 02/15/24	440
16	Series 1671, Class QC, IF, 10.000%, 02/15/24	23
30	Series 1695, Class G, HB, IF, 28.332%, 03/15/24	49
19	Series 1710, Class GB, HB, IF, 42.685%, 04/15/24	34
74	Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	17
39	Series 2022, Class PE, 6.500%, 01/15/28	44
291	Series 2033, Class K, 6.050%, 08/15/23	316
237	Series 2036, Class PG, 6.500%, 01/15/28	267
41	Series 2089, Class PJ, IO, 7.000%, 10/15/28	5
683	Series 2091, Class PG, 6.000%, 11/15/28	750
157	Series 2116, Class ZA, 6.000%, 01/15/29	177
44	Series 2148, Class ZA, 6.000%, 04/15/29	51
130	Series 2201, Class C, 8.000%, 11/15/29	150
27	Series 2261, Class ZY, 7.500%, 10/15/30	31
262	Series 2293, Class ZA, 6.000%, 03/15/31	302
37	Series 2310, Class Z, 6.000%, 04/15/31	43
17	Series 2313, Class LA, 6.500%, 05/15/31	20
128	Series 2325, Class JO, PO, 06/15/31	117
391	Series 2330, Class PE, 6.500%, 06/15/31	435
6	Series 2394, Class MC, 6.000%, 12/15/16	6
4	Series 2399, Class PG, 6.000%, 01/15/17	4
300	Series 2410, Class QB, 6.250%, 02/15/32	336
1,191	Series 2427, Class GE, 6.000%, 03/15/32	1,367
981	Series 2430, Class WF, 6.500%, 03/15/32	1,145
188	Series 2466, Class DH, 6.500%, 06/15/32	216
677	Series 2530, Class SK, IF, IO, 7.592%, 06/15/29	149
69	Series 2534, Class SI, IF, 19.740%, 02/15/32	109
511	Series 2543, Class YX, 6.000%, 12/15/32	576
347	Series 2557, Class HL, 5.300%, 01/15/33	385
568	Series 2586, Class IO, IO, 6.500%, 03/15/33	62
164	Series 2594, Class IV, IO, 7.000%, 03/15/32	20
397	Series 2610, Class UI, IO, 6.500%, 05/15/33	65
283	Series 2636, Class Z, 4.500%, 06/15/18	290

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
36	Series 2643, Class SA, HB, IF, 42.200%, 03/15/32	67
16	Series 2650, Class PO, PO, 12/15/32	16
26	Series 2650, Class SO, PO, 12/15/32	26
201	Series 2656, Class AC, 6.000%, 08/15/33	228
235	Series 2656, Class PE, 4.500%, 07/15/18	241
595	Series 2699, Class W, 5.500%, 11/15/33	651
705	Series 2733, Class SB, IF, 7.553%, 10/15/33	778
262	Series 2756, Class NA, 5.000%, 02/15/24	284
74	Series 2764, Class S, IF, 12.481%, 07/15/33	93
75	Series 2801, Class JN, 5.000%, 06/15/33	76
525	Series 2845, Class QH, 5.000%, 08/15/34	577
432	Series 2864, Class NS, IF, IO, 6.592%, 09/15/34	36
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,719
54	Series 2980, Class QB, 6.500%, 05/15/35	63
459	Series 2989, Class TG, 5.000%, 06/15/25	502
91	Series 2990, Class SL, HB, IF, 22.632%, 06/15/34	126
783	Series 2994, Class SC, IF, IO, 5.092%, 02/15/33	30
221	Series 2995, Class FT, VAR, 0.758%, 05/15/29	219
810	Series 3005, Class ED, 5.000%, 07/15/25	885
34	Series 3005, Class PV, IF, 11.931%, 10/15/33	40
132	Series 3028, Class ME, 5.000%, 02/15/34	132
403	Series 3031, Class BN, HB, IF, 19.870%, 08/15/35	771
265	Series 3059, Class B, 5.000%, 02/15/35	269
112	Series 3064, Class OG, 5.500%, 06/15/34	114
3	Series 3068, Class AO, PO, 01/15/35	3
240	Series 3117, Class EO, PO, 02/15/36	221
82	Series 3134, Class PO, PO, 03/15/36	76
94	Series 3138, Class PO, PO, 04/15/36	86
445	Series 3152, Class MO, PO, 03/15/36	423
503	Series 3184, Class YO, PO, 03/15/36	486
2,360	Series 3187, Class Z, 5.000%, 07/15/36	2,618
712	Series 3201, Class IN, IF, IO, 5.742%, 08/15/36	102
1,780	Series 3202, Class HI, IF, IO, 6.142%, 08/15/36	345
120	Series 3219, Class PD, 6.000%, 11/15/35	121
326	Series 3274, Class B, 6.000%, 02/15/37	360
166	Series 3292, Class DO, PO, 03/15/37	157

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
754	Series 3305, Class IW, IF, IO, 5.942%, 04/15/37	109
43	Series 3306, Class TB, IF, 3.258%, 04/15/37	46
38	Series 3306, Class TC, IF, 2.718%, 04/15/37	40
101	Series 3331, Class PO, PO, 06/15/37	96
187	Series 3383, Class OP, PO, 11/15/37	178
3,634	Series 3409, Class DB, 6.000%, 01/15/38	4,067
249	Series 3531, Class SM, IF, IO, 5.592%, 05/15/39	26
55	Series 3542, Class TN, IF, 6.000%, 07/15/36	64
220	Series 3546, Class A, VAR, 2.261%, 02/15/39	225
371	Series 3572, Class JS, IF, IO, 6.292%, 09/15/39	55
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,244
1,173	Series 3609, Class SA, IF, IO, 5.832%, 12/15/39	271
397	Series 3610, Class CA, 4.500%, 12/15/39	436
141	Series 3611, Class PO, PO, 07/15/34	135
1,407	Series 3648, Class CY, 4.500%, 03/15/30	1,527
315	Series 3653, Class HJ, 5.000%, 04/15/40	352
5,223	Series 3677, Class PB, 4.500%, 05/15/40	5,638
573	Series 3737, Class DG, 5.000%, 10/15/30	627
559	Series 3747, Class HI, IO, 4.500%, 07/15/37	21
609	Series 3827, Class BD, 4.000%, 08/15/39	632
645	Series 3852, Class TP, IF, 5.500%, 05/15/41	695
459	Series 3855, Class AM, 6.500%, 11/15/36	510
366	Series 3890, Class ET, 5.500%, 11/15/23	398
3,508	Series 4030, Class IL, IO, 3.500%, 04/15/27	353
4,000	Series 4060, Class TB, 2.500%, 06/15/27	4,062
8,129	Series 4146, Class KI, IO, 3.000%, 12/15/32	1,098
8,338	Series 4374, Class NC, SUB, 2.750%, 02/15/46	8,635
	Federal Home Loan Mortgage Corp. STRIPS,
258	Series 186, Class PO, PO, 08/01/27	212
7,399	Series 262, Class 35, 3.500%, 07/15/42	7,874
2,850	Series 279, Class 35, 3.500%, 09/15/42	3,060
8,465	Series 323, Class 300, 3.000%, 01/15/44	8,814
6,987	Series 334, Class 300, 3.000%, 08/15/44	7,274
639	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 1.665%, 10/25/37	672

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 04/25/21	2,438
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,826
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	664
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	3,341
14,450	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	15,085
8,909	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	9,525
8,935	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	9,712
12,965	Series 2015-M1, Class A2, 2.532%, 09/25/24	13,385
8,528	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	9,126
1,808	Series 2015-M13, Class A2, VAR, 2.801%, 06/25/25	1,894
20,802	Series 2015-M2, Class A3, VAR, 3.049%, 12/25/24	22,069
10,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	10,459
21,276	Series 2015-M5, Class A1, VAR, 2.869%, 03/25/25	22,385
12,398	Series 2015-M7, Class A2, 2.590%, 12/25/24	12,846
11,700	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	12,407
9,100	Series 2016-M6, Class A2, 2.488%, 05/25/26	9,350
10,328	Series 2016-M7, Class A2, 2.499%, 09/25/26	10,469
	Federal National Mortgage Association Grantor Trust,
25,631	Series 2001-T12, Class IO, IO, VAR, 0.521%, 08/25/41	477
849	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,014
688	Series 2002-T19, Class A1, 6.500%, 07/25/42	799
575	Series 2002-T4, Class A2, 7.000%, 12/25/41	668
1,013	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,193
50,990	Series 2002-T4, Class IO, IO, VAR, 0.408%, 12/25/41	494

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
488	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	565
344	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	396
408	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	488
6,913	Series 2004-T3, Class 1IO4, IO, VAR, 0.578%, 02/25/44	67
	Federal National Mortgage Association REMIC,
1	Series 1988-13, Class C, 9.300%, 05/25/18	1
15	Series 1989-72, Class E, 9.350%, 10/25/19	16
1	Series 1989-98, Class H, 11.500%, 12/25/19	1
2	Series 1990-1, Class D, 8.800%, 01/25/20	2
2	Series 1990-110, Class H, 8.750%, 09/25/20	2
2	Series 1990-117, Class E, 8.950%, 10/25/20	2
24	Series 1991-141, Class PZ, 8.000%, 10/25/21	26
10	Series 1992-31, Class M, 7.750%, 03/25/22	11
11	Series 1992-79, Class Z, 9.000%, 06/25/22	13
10	Series 1992-101, Class J, 7.500%, 06/25/22	11
134	Series 1992-200, Class SK, HB, IF, 24.030%, 11/25/22	199
10	Series 1993-23, Class PZ, 7.500%, 03/25/23	11
77	Series 1993-56, Class PZ, 7.000%, 05/25/23	85
42	Series 1993-60, Class Z, 7.000%, 05/25/23	46
81	Series 1993-79, Class PL, 7.000%, 06/25/23	89
149	Series 1993-141, Class Z, 7.000%, 08/25/23	163
69	Series 1993-149, Class M, 7.000%, 08/25/23	77
170	Series 1993-160, Class ZA, 6.500%, 09/25/23	185
26	Series 1993-165, Class SA, IF, 18.527%, 09/25/23	36
3	Series 1993-205, Class H, PO, 09/25/23	3
23	Series 1993-247, Class SM, HB, IF, 27.780%, 12/25/23	34
28	Series 1993-255, Class E, 7.100%, 12/25/23	30
250	Series 1994-29, Class Z, 6.500%, 02/25/24	279

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
37	Series 1994-65, Class PK, PO, 04/25/24	35
164	Series 1995-4, Class Z, 7.500%, 10/25/22	181
506	Series 1995-19, Class Z, 6.500%, 11/25/23	581
44	Series 1997-11, Class E, 7.000%, 03/18/27	50
186	Series 1997-20, Class D, 7.000%, 03/17/27	215
19	Series 1997-27, Class J, 7.500%, 04/18/27	21
442	Series 1997-37, Class SM, IF, IO, 7.476%, 12/25/22	53
293	Series 1997-42, Class EG, 8.000%, 07/18/27	335
226	Series 1997-63, Class ZA, 6.500%, 09/18/27	260
237	Series 1998-66, Class FB, VAR, 0.874%, 12/25/28	239
447	Series 1999-47, Class JZ, 8.000%, 09/18/29	511
187	Series 2000-8, Class Z, 7.500%, 02/20/30	223
143	Series 2001-4, Class PC, 7.000%, 03/25/21	154
209	Series 2001-14, Class Z, 6.000%, 05/25/31	232
269	Series 2001-16, Class Z, 6.000%, 05/25/31	309
237	Series 2001-36, Class ST, IF, IO, 7.976%, 11/25/30	59
609	Series 2001-72, Class SB, IF, IO, 6.976%, 12/25/31	114
1,189	Series 2001-81, Class HE, 6.500%, 01/25/32	1,373
93	Series 2002-19, Class SC, IF, 13.287%, 03/17/32	129
9	Series 2002-55, Class QE, 5.500%, 09/25/17	9
1,310	Series 2002-56, Class PE, 6.000%, 09/25/32	1,508
27	Series 2002-63, Class KC, 5.000%, 10/25/17	27
10	Series 2002-73, Class AN, 5.000%, 11/25/17	11
901	Series 2002-86, Class PG, 6.000%, 12/25/32	1,039
97	Series 2003-14, Class EH, IF, IO, 7.076%, 03/25/18	4
538	Series 2003-17, Class EQ, 5.500%, 03/25/23	588
92	Series 2003-18, Class GT, 5.000%, 03/25/18	94
635	Series 2003-22, Class Z, 6.000%, 04/25/33	704
2,893	Series 2003-25, Class KP, 5.000%, 04/25/33	3,234
763	Series 2003-47, Class PE, 5.750%, 06/25/33	868

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
96	Series 2003-64, Class KS, IF, 9.008%, 07/25/18	101
56	Series 2003-64, Class SX, IF, 12.515%, 07/25/33	71
14	Series 2003-91, Class SD, IF, 11.626%, 09/25/33	17
248	Series 2004-72, Class F, VAR, 1.024%, 09/25/34	248
3,000	Series 2005-19, Class PB, 5.500%, 03/25/35	3,643
30	Series 2005-42, Class PS, IF, 15.689%, 05/25/35	39
24	Series 2005-51, Class MO, PO, 06/25/35	24
1,455	Series 2005-53, Class CS, IF, IO, 6.176%, 06/25/35	317
165	Series 2005-65, Class KO, PO, 08/25/35	146
842	Series 2005-72, Class WS, IF, IO, 6.226%, 08/25/35	138
335	Series 2005-84, Class XM, 5.750%, 10/25/35	365
134	Series 2005-90, Class ES, IF, 15.564%, 10/25/35	181
691	Series 2005-97, Class B, 5.500%, 11/25/35	711
135	Series 2005-106, Class US, HB, IF, 22.644%, 11/25/35	209
580	Series 2006-9, Class KZ, 6.000%, 03/25/36	662
543	Series 2006-20, Class IB, IF, IO, 6.066%, 04/25/36	87
288	Series 2006-22, Class AO, PO, 04/25/36	263
1,604	Series 2006-27, Class OB, PO, 04/25/36	1,430
170	Series 2006-27, Class OH, PO, 04/25/36	159
94	Series 2006-59, Class QO, PO, 01/25/33	92
71	Series 2006-61, Class AP, 6.000%, 08/25/35	72
699	Series 2006-77, Class PC, 6.500%, 08/25/36	808
299	Series 2006-110, Class PO, PO, 11/25/36	286
28	Series 2006-114, Class HD, 5.500%, 10/25/35	28
242	Series 2006-128, Class PO, PO, 01/25/37	226
215	Series 2007-10, Class Z, 6.000%, 02/25/37	235
223	Series 2007-22, Class SC, IF, IO, 5.556%, 03/25/37	38
8,531	Series 2007-54, Class IB, IF, IO, 5.886%, 06/25/37	1,246
106	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	14
296	Series 2007-71, Class GZ, 6.000%, 07/25/47	328

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
4,167	Series 2007-109, Class YI, IF, IO, 5.926%, 12/25/37	665
1,570	Series 2008-62, Class SM, IF, IO, 5.676%, 07/25/38	256
1,818	Series 2008-91, Class SI, IF, IO, 5.476%, 03/25/38	245
275	Series 2008-93, Class AM, 5.500%, 06/25/37	291
74	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	1
157	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	8
412	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	19
745	Series 2009-29, Class LA, VAR, 1.510%, 05/25/39	716
644	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	83
1,921	Series 2009-89, Class A1, 5.410%, 05/25/35	2,026
1,121	Series 2009-112, Class ST, IF, IO, 5.726%, 01/25/40	192
737	Series 2009-112, Class SW, IF, IO, 5.726%, 01/25/40	114
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,592
1,414	Series 2010-35, Class SB, IF, IO, 5.896%, 04/25/40	190
221	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	8
513	Series 2010-49, Class SC, IF, 11.611%, 03/25/40	659
1,690	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	295
238	Series 2010-111, Class AE, 5.500%, 04/25/38	245
543	Series 2011-19, Class ZY, 6.500%, 07/25/36	624
713	Series 2011-22, Class MA, 6.500%, 04/25/38	782
11,439	Series 2011-126, Class KB, 4.000%, 12/25/41	12,947
4,846	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	548
9,632	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	1,272
15,305	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	1,280
26,891	Series 2016-33, Class JA, 3.000%, 07/25/45	28,032

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
19,657	Series 2016-38, Class NA, 3.000%, 01/25/46	20,655
11	Series G-29, Class O, 8.500%, 09/25/21	12
4	Series G92-30, Class Z, 7.000%, 06/25/22	4
14	Series G92-62, Class B, PO, 10/25/22	13
	Federal National Mortgage Association REMIC Trust,
393	Series 2001-W3, Class A, VAR, 6.636%, 09/25/41	443
5,298	Series 2002-W10, Class IO, IO, VAR, 0.937%, 08/25/42	172
10,260	Series 2002-W7, Class IO1, IO, VAR, 0.925%, 06/25/29	298
161	Series 2003-W4, Class 2A, VAR, 6.264%, 10/25/42	183
21,367	Series 2004-W11, Class 1IO1, IO, VAR, 0.360%, 05/25/44	302
336	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	345
	Federal National Mortgage Association STRIPS,
1,274	Series 203, Class 2, IO, 8.000%, 02/25/23	274
205	Series 266, Class 2, IO, 7.500%, 08/25/24	27
1,284	Series 313, Class 1, PO, 06/25/31	1,126
154	Series 348, Class 30, IO, 5.500%, 12/25/18	7
147	Series 348, Class 31, IO, VAR, 5.500%, 12/25/18	7
169	Series 356, Class 42, IO, 5.500%, 12/25/19	10
355	Series 380, Class S36, IF, IO, 7.376%, 07/25/37	78
212	Series 383, Class 68, IO, 6.500%, 09/25/37	42
313	Series 383, Class 69, IO, VAR, 6.500%, 10/25/37	62
113	Series 383, Class 86, IO, VAR, 7.000%, 09/25/37	26
	Federal National Mortgage Association Trust,
20	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	23
264	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	299
410	Series 2004-W2, Class 1A, 6.000%, 02/25/44	449
116	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	135
297	Series 2004-W8, Class 3A, 7.500%, 06/25/44	338
640	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	754
462	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	530

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
	Government National Mortgage Association,
76	Series 1997-7, Class ZA, 9.000%, 05/16/27	87
10	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	12
156	Series 2000-9, Class Z, 8.000%, 06/20/30	186
1,263	Series 2002-4, Class TD, 7.000%, 01/20/32	1,511
741	Series 2002-13, Class QA, IF, IO, 7.543%, 02/16/32	168
22	Series 2002-47, Class HM, 6.000%, 07/16/32	25
2,117	Series 2002-68, Class SC, IF, IO, 5.193%, 10/16/32	343
1,059	Series 2002-84, Class PH, PAC, 6.000%, 11/16/32	1,208
1,117	Series 2003-18, Class PG, PAC, 5.500%, 03/20/33	1,250
122	Series 2003-52, Class SB, IF, 10.663%, 06/16/33	157
161	Series 2003-79, Class PV, PAC, 5.500%, 10/20/23	162
1,942	Series 2003-101, Class SK, IF, IO, 6.053%, 10/17/33	396
239	Series 2004-2, Class SA, IF, 18.722%, 01/16/34	430
3,765	Series 2004-19, Class KE, PAC, 5.000%, 03/16/34	4,241
21	Series 2004-73, Class AE, IF, 13.810%, 08/17/34	26
1,059	Series 2004-86, Class SP, IF, IO, 5.588%, 09/20/34	150
780	Series 2004-90, Class SI, IF, IO, 5.588%, 10/20/34	120
1,713	Series 2004-105, Class SN, IF, IO, 5.588%, 12/20/34	246
130	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	25
1,269	Series 2006-23, Class S, IF, IO, 5.988%, 01/20/36	83
1,390	Series 2006-26, Class S, IF, IO, 5.988%, 06/20/36	280
374	Series 2006-33, Class PK, 6.000%, 07/20/36	432
1,959	Series 2007-7, Class EI, IF, IO, 5.688%, 02/20/37	313
986	Series 2007-9, Class CI, IF, IO, 5.688%, 03/20/37	165
1,469	Series 2007-16, Class KU, IF, IO, 6.138%, 04/20/37	266
134	Series 2007-17, Class JO, PO, 04/16/37	121

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,082	Series 2007-22, Class PK, PAC, 5.500%, 04/20/37	1,264
1,912	Series 2007-24, Class SA, IF, IO, 5.998%, 05/20/37	360
457	Series 2007-26, Class SC, IF, IO, 5.688%, 05/20/37	85
384	Series 2007-67, Class SI, IF, IO, 5.998%, 11/20/37	64
83	Series 2008-29, Class PO, PO, 02/17/33	80
226	Series 2008-34, Class OC, PO, 06/20/37	196
714	Series 2008-40, Class PS, IF, IO, 5.993%, 05/16/38	109
1,389	Series 2008-40, Class SA, IF, IO, 5.893%, 05/16/38	272
40	Series 2008-43, Class NA, PAC, 5.500%, 11/20/37	41
1,657	Series 2008-49, Class PH, PAC, 5.250%, 06/20/38	1,877
2,960	Series 2008-50, Class SA, IF, IO, 5.718%, 06/20/38	451
1,999	Series 2008-55, Class PL, PAC, 5.500%, 06/20/38	2,239
912	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	162
1,823	Series 2009-16, Class SJ, IF, IO, 6.288%, 05/20/37	313
813	Series 2009-72, Class SM, IF, IO, 5.743%, 08/16/39	130
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	65
1,042	Series 2009-77, Class CS, IF, IO, 6.493%, 06/16/38	99
329	Series 2009-79, Class OK, PO, 11/16/37	313
274	Series 2009-81, Class A, 5.750%, 09/20/36	305
836	Series 2009-106, Class XL, IF, IO, 6.238%, 06/20/37	101
905	Series 2010-4, Class SB, IF, IO, 5.993%, 08/16/39	73
92	Series 2010-14, Class QP, 6.000%, 12/20/39	96
498	Series 2010-31, Class SK, IF, IO, 5.588%, 11/20/34	75
1,623	Series 2010-61, Class PC, PAC, 4.500%, 02/20/37	1,641
194	Series 2010-107, Class AY, 5.000%, 10/20/36	194
818	Series 2010-157, Class OP, PO, 12/20/40	741
9,562	Series 2012-H11, Class FA, VAR, 1.168%, 02/20/62	9,595

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
2,471	Series 2012-H18, Class FA, VAR, 1.018%, 08/20/62	2,466
4,718	Series 2013-H04, Class BA, 1.650%, 02/20/63	4,705
7,857	Series 2013-H20, Class FB, VAR, 1.468%, 08/20/63	7,976
9,507	Series 2013-H23, Class FA, VAR, 1.768%, 09/20/63	9,766
4,772	Series 2014-60, Class W, VAR, 4.303%, 02/20/29	5,045
2,453	Series 2015-157, Class GA, PAC, 3.000%, 01/20/45	2,514
9,351	Series 2015-H02, Class HA, 2.500%, 01/20/65	9,342
11,563	Series 2015-H04, Class FL, VAR, 0.938%, 02/20/65	11,490
9,055	Series 2015-H23, Class FB, VAR, 0.988%, 09/20/65	9,014
7,950	Series 2015-H32, Class FH, VAR, 1.128%, 12/20/65	7,977
13,008	Series 2016-H16, Class FD, VAR, 1.615%, 06/20/66	12,970
8,000	Series 2016-H17, Class FC, VAR, 1.326%, 08/20/66	8,009
142	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	143
	Vendee Mortgage Trust,
559	Series 1996-2, Class 1Z, 6.750%, 06/15/26	643
1,482	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,776
208	Series 1999-1, Class 2Z, 6.500%, 01/15/29	239

		502,261

	Non-Agency CMO — 1.3%
4,135	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	4,134
128	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.754%, 09/25/35	123
1,001	Ajax Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	994
	Alternative Loan Trust,
89	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	91
980	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,049
489	Series 2005-23CB, Class A2, 5.500%, 07/25/35	461
2,436	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	2,273
842	Series 2005-86CB, Class A11, 5.500%, 02/25/36	716

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
48		Series 2005-J6, Class 2A1, 5.500%, 07/25/25	47
233		Series 2006-26CB, Class A9, 6.500%, 09/25/36	184
		American General Mortgage Loan Trust,
167		Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	172
172		Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	173
		Angel Oak Mortgage Trust LLC,
5,796		Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	5,811
800		Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	798
		Banc of America Alternative Loan Trust,
253		Series 2003-11, Class 2A1, 6.000%, 01/25/34	259
482		Series 2004-1, Class 1A1, 6.000%, 02/25/34	512
138		Series 2004-6, Class 4A1, 5.000%, 07/25/19	140
		Banc of America Funding Trust,
1,500		Series 2005-5, Class 3A5, PAC, 5.500%, 08/25/35	1,410
115		Series 2005-7, Class 30PO, PO, 11/25/35	88
594		Series 2005-E, Class 4A1, VAR, 2.938%, 03/20/35	597
		Banc of America Mortgage Trust,
66		Series 2004-2, Class 2A4, 5.500%, 03/25/34	64
106		Series 2004-5, Class 3A3, 5.000%, 06/25/19	106
31		Series 2004-5, Class 4A1, 4.750%, 06/25/19	31
—	(h)	Series 2004-11, Class 15PO, PO, 01/25/20	—	(h)
274		Series 2004-F, Class 1A1, VAR, 3.164%, 07/25/34	278
21		Series 2005-1, Class 15PO, PO, 02/25/20	20
263		Series 2005-1, Class 1A17, 5.500%, 02/25/35	244
136		Series 2005-1, Class 2A1, 5.000%, 02/25/20	138
23		Series 2005-10, Class 15PO, PO, 11/25/20	21
23		Series 2005-11, Class 15PO, PO, 12/25/20	22
		BCAP LLC Trust,
86		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	90
750		Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	756

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
153	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.835%, 10/25/33	150
3	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.297%, 03/25/31	3
2,015	Chase Mortgage Finance Trust, Series 2007-A2, Class 2A1, VAR, 2.883%, 07/25/37	2,000
	CHL Mortgage Pass-Through Trust,
291	Series 2004-3, Class A25, 5.750%, 04/25/34	282
385	Series 2004-5, Class 2A9, 5.250%, 05/25/34	386
191	Series 2004-8, Class 2A1, 4.500%, 06/25/19	195
132	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	133
591	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	597
592	Series 2005-22, Class 2A1, VAR, 2.755%, 11/25/35	485
66	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	68
	Citigroup Mortgage Loan Trust,
1,379	Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,372
69	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	69
88	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	88
	Citigroup Mortgage Loan Trust, Inc.,
6	Series 2003-UST1, Class PO3, PO, 12/25/18	5
152	Series 2004-HYB4, Class AA, VAR, 0.854%, 12/25/34	133
236	Series 2004-UST1, Class A3, VAR, 2.635%, 08/25/34	237
	Credit Suisse First Boston Mortgage Securities Corp.,
98	Series 2003-29, Class 8A1, 6.000%, 11/25/18	101
728	Series 2004-4, Class 5A4, IF, IO, 7.026%, 08/25/34	61
327	Series 2005-1, Class 1A16, 5.500%, 02/25/35	332
52	Series 2005-7, Class 5A1, 4.750%, 08/25/20	52
289	Series 2005-10, Class 10A4, PAC, 6.000%, 11/25/35	182
511	Series 2005-10, Class 6A13, 5.500%, 11/25/35	426

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
81	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	82
1,855	CSMC Trust, Series 2010-11R, Class A6, VAR, 1.524%, 06/28/47 (e)	1,785
59	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	43
285	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	287
558	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.780%, 09/25/34	541
	First Horizon Mortgage Pass-Through Trust,
508	Series 2004-AR6, Class 2A1, VAR, 2.811%, 12/25/34	507
175	Series 2004-AR7, Class 2A2, VAR, 2.709%, 02/25/35	174
	GMACM Mortgage Loan Trust,
169	Series 2003-J10, Class A1, 4.750%, 01/25/19	169
148	Series 2004-J5, Class A7, 6.500%, 01/25/35	153
300	Series 2005-AR3, Class 3A4, VAR, 3.304%, 06/19/35	293
	GSR Mortgage Loan Trust,
184	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	187
280	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	288
237	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	252
165	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	168
51	Series 2005-5F, Class 8A1, VAR, 1.024%, 06/25/35	48
29	Series 2005-5F, Class 8A3, VAR, 1.024%, 06/25/35	28
279	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	274
2,187	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	2,170
	Impac CMB Trust,
777	Series 2004-10, Class 3A1, VAR, 1.224%, 03/25/35	699
481	Series 2004-10, Class 3A2, VAR, 1.324%, 03/25/35	417

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
12	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	12
	JP Morgan Mortgage Trust,
587	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	587
717	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	721
322	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	322
522	Series 2006-A2, Class 4A1, VAR, 3.185%, 08/25/34	524
403	Series 2006-A2, Class 5A3, VAR, 2.783%, 11/25/33	408
144	Series 2007-A1, Class 5A2, VAR, 2.911%, 07/25/35	146
126	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.882%, 04/21/34	129
	MASTR Alternative Loan Trust,
90	Series 2003-7, Class 4A3, 8.000%, 11/25/18	92
100	Series 2003-8, Class 3A1, 5.500%, 12/25/33	105
109	Series 2003-9, Class 5A1, 4.500%, 12/25/18	109
693	Series 2004-6, Class 6A1, 6.500%, 07/25/34	688
614	Series 2004-6, Class 7A1, 6.000%, 07/25/34	599
80	Series 2004-7, Class 30PO, PO, 08/25/34	63
52	Series 2004-7, Class 3A1, 6.500%, 08/25/34	54
153	Series 2004-8, Class 6A1, 5.500%, 09/25/19	156
238	Series 2004-10, Class 1A1, 4.500%, 09/25/19	239
70	Series 2004-11, Class 8A3, 5.500%, 10/25/19	71
14	Series 2005-1, Class 5A1, 5.500%, 01/25/20	14
	MASTR Asset Securitization Trust,
25	Series 2003-6, Class 8A1, 5.500%, 07/25/33	25
96	Series 2003-10, Class 3A1, 5.500%, 11/25/33	98
13	Series 2003-11, Class 10A1, 5.000%, 12/25/18	13
31	Series 2003-11, Class 3A1, 4.500%, 12/25/18	32

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
11	Series 2004-6, Class 15PO, PO, 07/25/19	10
80	Series 2004-6, Class 3A1, 5.250%, 07/25/19	81
42	Series 2004-6, Class 4A1, 5.000%, 07/25/19	43
15	Series 2004-8, Class PO, PO, 08/25/19	14
27	Series 2004-10, Class 1A1, 4.500%, 10/25/19	27
322	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	345
78	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	61
	Merrill Lynch Mortgage Investors Trust,
348	Series 2004-C, Class A2, VAR, 1.529%, 07/25/29	330
471	Series 2004-D, Class A3, VAR, 2.654%, 09/25/29	469
	Morgan Stanley Mortgage Loan Trust,
530	Series 2004-3, Class 4A, VAR, 5.676%, 04/25/34	554
247	Series 2004-7AR, Class 2A6, VAR, 2.946%, 09/25/34	251
	MortgageIT Trust,
3,073	Series 2004-2, Class A1, VAR, 1.264%, 12/25/34	3,038
213	Series 2005-1, Class 1A1, VAR, 1.164%, 02/25/35	205
194	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	194
35	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A1, VAR, 2.830%, 02/25/35	35
3,966	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-2, Class AI3, VAR, 0.844%, 04/25/35	3,893
375	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	379
247	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	258
	RALI Trust,
113	Series 2003-QS14, Class A1, 5.000%, 07/25/18	113
240	Series 2004-QS3, Class CB, 5.000%, 03/25/19	239
2,935	Series 2005-QS5, Class A4, 5.750%, 04/25/35	2,751

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
	Residential Asset Securitization Trust,
135	Series 2003-A8, Class A1, 3.750%, 10/25/18	134
178	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	153
	RFMSI Trust,
73	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	73
239	Series 2005-SA4, Class 1A1, VAR, 3.223%, 09/25/35	198
1,802	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	1,667
49	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	49
883	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 1.950%, 09/20/34	848
	Springleaf Mortgage Loan Trust,
656	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	653
4,075	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,106
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,095
5,050	Series 2013-2A, Class M2, VAR, 4.480%, 12/25/65 (e)	5,073
399	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, VAR, 2.884%, 10/25/34	402
	Structured Asset Securities Corp.,
1,575	Series 2003-37A, Class 1A, VAR, 3.087%, 12/25/33	1,551
217	Series 2003-37A, Class 2A, VAR, 2.697%, 12/25/33	215
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
2,445	Series 2003-26A, Class 3A5, VAR, 2.963%, 09/25/33	2,352
274	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	279
130	Series 2004-7, Class 2A1, VAR, 5.491%, 05/25/24	133
	WaMu Mortgage Pass-Through Certificates Trust,
22	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	22
359	Series 2003-AR8, Class A, VAR, 2.697%, 08/25/33	363
240	Series 2003-AR9, Class 1A6, VAR, 2.631%, 09/25/33	243

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1	Series 2003-S4, Class 3A, 5.500%, 06/25/33	1
815	Series 2004-AR11, Class A, VAR, 2.713%, 10/25/34	820
99	Series 2004-AR3, Class A1, VAR, 2.783%, 06/25/34	100
916	Series 2004-AR3, Class A2, VAR, 2.783%, 06/25/34	923
120	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	121
128	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	132
864	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	900
103	Series 2005-AR2, Class 2A21, VAR, 0.854%, 01/25/45	95
973	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	900
517	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	561
	Wells Fargo Mortgage-Backed Securities Trust,
378	Series 2003-D, Class A1, VAR, 2.740%, 02/25/33	373
174	Series 2003-M, Class A1, VAR, 2.787%, 12/25/33	174
120	Series 2004-B, Class A1, VAR, 2.732%, 02/25/34	119
127	Series 2004-DD, Class 2A8, VAR, 2.834%, 01/25/35	121
150	Series 2004-EE, Class 3A1, VAR, 3.028%, 12/25/34	155
207	Series 2004-EE, Class 3A2, VAR, 3.028%, 12/25/34	213
426	Series 2004-K, Class 1A2, VAR, 3.107%, 07/25/34	425
48	Series 2004-Q, Class 1A3, VAR, 2.949%, 09/25/34	48
131	Series 2004-Q, Class 2A2, VAR, 2.952%, 09/25/34	128
699	Series 2004-U, Class A1, VAR, 3.006%, 10/25/34	695
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,181
618	Series 2005-AR16, Class 2A1, VAR, 2.852%, 02/25/34	622

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
3,222	Series 2005-AR3, Class 1A1, VAR, 3.041%, 03/25/35	3,292

		89,929

	Total Collateralized Mortgage Obligations (Cost $577,008)	592,190

Commercial Mortgage-Backed Securities — 5.4%
	A10 Securitization LLC,
29	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	29
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	3,004
7,664	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	7,687
3,000	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	3,029
	A10 Term Asset Financing LLC,
1,000	Series 2013-2, Class D, 6.230%, 11/15/27 (e)	995
6,021	Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	5,921
1,171	Series 2014-1, Class C, 4.570%, 04/15/33 (e)	1,167
3,340	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.907%, 08/15/31 (e)	3,251
	BAMLL Commercial Mortgage Securities Trust,
2,985	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	3,127
8,400	Series 2016-FR14, Class A, VAR, 3.147%, 02/27/48 (e)	7,802
	Banc of America Commercial Mortgage Trust,
48	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	48
303	Series 2006-5, Class A4, 5.414%, 09/10/47	303
4,000	Series 2007-2, Class AM, VAR, 5.801%, 04/10/49	4,086
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
310	Series 2005-1, Class AJ, VAR, 5.527%, 11/10/42	310
147	Series 2005-3, Class AM, 4.727%, 07/10/43	146
234	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.703%, 06/24/50 (e)	236
9,400	BBCCRE Trust, Series 2015-GTP, Class A, 3.966%, 08/10/33 (e)	10,231

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	BB-UBS Trust,
12,692	Series 2012-SHOW, Class E, VAR, 4.160%, 11/05/36 (e)	12,576
972	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	988
	Bear Stearns Commercial Mortgage Securities Trust,
6	Series 2006-T24, Class A4, 5.537%, 10/12/41	6
4,000	Series 2007-PW16, Class AM, VAR, 5.910%, 06/11/40	4,106
5,700	Series 2007-PW17, Class AMFL, VAR, 1.198%, 06/11/50 (e)	5,601
5,000	BWAY Mortgage Trust, Series 2013-1515, Class F, VAR, 4.058%, 03/10/33 (e)	4,830
16,558	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.236%, 05/15/35	240
47,999	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.573%, 12/11/49 (e)	38
5,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, VAR, 5.885%, 12/15/47 (e)	5,392
	COBALT CMBS Commercial Mortgage Trust,
1,057	Series 2006-C1, Class A4, 5.223%, 08/15/48	1,056
4,471	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,486
	COMM Mortgage Trust,
23,067	Series 2012-CR2, Class XA, IO, VAR, 1.897%, 08/15/45	1,813
7,000	Series 2013-CR9, Class D, VAR, 4.398%, 07/10/45 (e)	6,188
6,100	Series 2013-WWP, Class A2, 3.424%, 03/10/31 (e)	6,530
8,032	Series 2015-CR24, Class A5, 3.696%, 08/10/48	8,834
6,856	Series 2015-CR25, Class A4, 3.759%, 08/10/48	7,558
3,292	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.964%, 07/10/38	3,288
112,521	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, VAR, 0.212%, 01/15/49 (e)	28
270	Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	272
12,304	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 08/15/48	13,554

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

15,200	CSMC Trust, Series 2014-USA, Class D, 4.373%, 09/15/37 (e)	14,632
12,295	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.333%, 07/10/44 (e)	490
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
15,000	Series K037, Class A2, 3.490%, 01/25/24	16,598
3,429	Series K038, Class A2, 3.389%, 03/25/24	3,776
13,500	Series K048, Class A2, VAR, 3.284%, 06/25/25	14,806
3,791	Series K052, Class A2, 3.151%, 11/25/25	4,124
70,498	Series K708, Class X1, IO, VAR, 1.593%, 01/25/19	2,103
8,843	FHLMC Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K152, Class A2, 3.080%, 01/25/31	9,569
25,000	FHLMC Multifamily Structured Pass-Through Certificates, Series KJ06, Class A, 2.272%, 01/25/23	25,322
17,000	FORT CRE LLC, Series 2016-1A, Class D, VAR, 6.350%, 05/31/36 (e)	17,000
	FREMF Mortgage Trust,
7,000	Series 2014-K39, Class C, VAR, 4.282%, 08/25/47 (e)	6,918
9,580	Series 2015-K720, Class B, VAR, 3.506%, 07/25/22 (e)	9,401
10,000	Series 2016-K55, Class B, VAR, 4.294%, 04/25/49 (e)	10,148
2,049	Series 2016-K56, Class B, VAR, 4.070%, 06/25/49 (e)	2,042
8,010	Series 2016-K722, Class B, VAR, 3.966%, 07/25/49 (e)	7,889
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	652
5,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, VAR, 5.558%, 08/10/44 (e)	5,193
	JP Morgan Chase Commercial Mortgage Securities Trust,
102	Series 2005-CB11, Class AJ, VAR, 5.584%, 08/12/37	102
28,564	Series 2005-CB11, Class X1, IO, VAR, 0.056%, 08/12/37 (e)	19
35,904	Series 2005-LDP5, Class X1, IO, VAR, 0.131%, 12/15/44 (e)	34
13,146	Series 2006-CB15, Class X1, IO, VAR, 0.482%, 06/12/43	13
58	Series 2006-CB17, Class A4, 5.429%, 12/12/43	58

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
4,718	Series 2006-LDP8, Class X, IO, VAR, 0.727%, 05/15/45	—	(h)
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	1,984
7,745	Series 2010-C2, Class XA, IO, VAR, 1.815%, 11/15/43 (e)	344
	LB-UBS Commercial Mortgage Trust,
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,051
2,769	Series 2007-C2, Class A3, 5.430%, 02/15/40	2,797
2,776	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	2,881
	ML-CFC Commercial Mortgage Trust,
32,475	Series 2006-4, Class XC, IO, VAR, 0.768%, 12/12/49 (e)	31
10,074	Series 2007-9, Class A4, 5.700%, 09/12/49	10,400
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,596
2,925	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	2,937
58,333	Series 2007-HQ11, Class X, IO, VAR, 0.379%, 02/12/44 (e)	23
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	731
	Morgan Stanley Re-REMIC Trust,
1,386	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	1,379
250	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	248
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,343
1,804	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.524%, 08/25/29 (e)	1,822
3,451	PFP Ltd., (Cayman Islands), Series 2015-2, Class D, VAR, 4.508%, 07/14/34 (e)	3,334
	RAIT Trust,
4,904	Series 2014-FL3, Class B, VAR, 3.158%, 12/15/31 (e)	4,877
1,885	Series 2015-FL5, Class B, VAR, 4.408%, 01/15/31 (e)	1,885
	UBS Commercial Mortgage Trust,
9,459	Series 2012-C1, Class D, VAR, 5.731%, 05/10/45 (e)	9,709
7,753	Series 2012-C1, Class XA, IO, VAR, 2.274%, 05/10/45 (e)	748
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,321

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,690
16,407	Series 2012-C2, Class XA, IO, VAR, 1.797%, 05/10/63 (e)	891
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,556
62,930	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class XC, IO, VAR, 0.509%, 12/15/43 (e)	87
7,598	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 09/15/58	8,328
4	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	4
	WFRBS Commercial Mortgage Trust,
2,500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,758
6,640	Series 2013-C11, Class D, VAR, 4.317%, 03/15/45 (e)	6,225

	Total Commercial Mortgage-Backed Securities (Cost $368,440)	371,625

Convertible bond — 0.0% (g)
120	Motors Liquidation Co. 03/06/32 (Cost $—)	—	(h)

Corporate Bonds — 25.0%
	Consumer Discretionary — 2.7%
	Auto Components — 0.2%
	American Axle & Manufacturing, Inc.,
300	6.250%, 03/15/21	314
1,425	6.625%, 10/15/22	1,519
	Goodyear Tire & Rubber Co. (The),
900	5.000%, 05/31/26	942
570	5.125%, 11/15/23	596
1,175	7.000%, 05/15/22	1,251
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
2,025	4.875%, 03/15/19	2,006
767	5.875%, 02/01/22	716
1,293	6.000%, 08/01/20	1,243
	Johnson Controls, Inc.,
323	3.625%, 07/02/24	344
1,180	4.950%, 07/02/64	1,257
890	5.700%, 03/01/41	1,080
250	MPG Holdco I, Inc., 7.375%, 10/15/22	258
1,748	Tenneco, Inc., 5.375%, 12/15/24	1,862
	ZF North America Capital, Inc.,
1,000	4.000%, 04/29/20 (e)	1,062

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Auto Components — continued
576	4.500%, 04/29/22 (e)	609
841	4.750%, 04/29/25 (e)	892

		15,951

	Automobiles — 0.2%
	Daimler Finance North America LLC,
1,000	2.700%, 08/03/20 (e)	1,033
1,500	2.875%, 03/10/21 (e)	1,562
560	8.500%, 01/18/31	934
	Fiat Chrysler Automobiles N.V., (Netherlands),
1,470	4.500%, 04/15/20	1,507
708	5.250%, 04/15/23	730
	Ford Motor Co.,
3,500	6.625%, 10/01/28	4,442
500	7.450%, 07/16/31	679
	General Motors Co.,
1,425	5.000%, 04/01/35	1,500
1,425	5.200%, 04/01/45	1,517
595	6.600%, 04/01/36	733
	Jaguar Land Rover Automotive plc, (United Kingdom),
992	4.125%, 12/15/18 (e)	1,022
657	4.250%, 11/15/19 (e)	686
150	5.625%, 02/01/23 (e)	158
	Motors Liquidation Co.,
385	0.000%, 07/15/33	—	(h)
21	0.000%, 04/15/41	—	(h)
1	0.000%, 07/15/41	—
55	0.000%, 05/15/48	—	(h)
1	0.000%, 10/01/51	—
42	0.000%, 02/15/52	—	(h)
2,500	7.700%, 04/15/16 (d)	—	(h)

		16,503

	Diversified Consumer Services — 0.1%
	Service Corp. International,
725	5.375%, 05/15/24	778
963	7.625%, 10/01/18	1,077
2,300	8.000%, 11/15/21	2,720

		4,575

	Hotels, Restaurants & Leisure — 0.4%
250	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 4.625%, 01/15/22 (e)	259
270	CCM Merger, Inc., 9.125%, 05/01/19 (e)	283
850	Choice Hotels International, Inc., 5.750%, 07/01/22	931

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
548	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e) (d)	301
	GLP Capital LP/GLP Financing II, Inc.,
50	4.375%, 04/15/21	53
1,505	5.375%, 11/01/23	1,650
220	5.375%, 04/15/26	240
1,560	Hilton Escrow Issuer LLC/Hilton Escrow Issuer Corp., 4.250%, 09/01/24 (e)	1,589
430	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	445
1,580	International Game Technology plc, (United Kingdom), 6.500%, 02/15/25 (e)	1,713
3,600	McDonald’s Corp., 2.750%, 12/09/20	3,746
	MGM Resorts International,
754	4.625%, 09/01/26	746
1,805	6.000%, 03/15/23	1,960
2,215	6.625%, 12/15/21	2,486
565	Royal Caribbean Cruises Ltd., (Liberia), 5.250%, 11/15/22	616
	Sabre GLBL, Inc.,
190	5.250%, 11/15/23 (e)	195
408	5.375%, 04/15/23 (e)	422
1,465	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	1,557
500	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	504
	Six Flags Entertainment Corp.,
340	4.875%, 07/31/24 (e)	347
875	5.250%, 01/15/21 (e)	905
895	Speedway Motorsports, Inc., 5.125%, 02/01/23	924
1,573	Starbucks Corp., 2.700%, 06/15/22	1,651
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
925	5.375%, 03/15/22	961
1,290	5.500%, 03/01/25 (e)	1,303

		25,787

	Household Durables — 0.2%
	CalAtlantic Group, Inc.,
207	5.875%, 11/15/24	224
790	8.375%, 01/15/21	942
166	10.750%, 09/15/16	166
	D.R. Horton, Inc.,
1,000	4.375%, 09/15/22	1,055
600	4.750%, 02/15/23	643

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Durables — continued
60	DR Horton, Inc., 5.750%, 08/15/23	68
	Lennar Corp.,
1,618	4.500%, 06/15/19	1,699
286	4.500%, 11/15/19	302
500	4.750%, 11/15/22	526
1,250	4.750%, 05/30/25	1,297
270	6.950%, 06/01/18	291
1,015	Series B, 12.250%, 06/01/17	1,092
595	M/I Homes, Inc., 6.750%, 01/15/21	622
565	Meritage Homes Corp., 7.000%, 04/01/22	630
1,597	PulteGroup, Inc., 5.500%, 03/01/26	1,704
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	429
521	4.875%, 11/15/25	546
130	5.625%, 01/15/24	139
879	5.875%, 02/15/22	964

		13,339

	Internet & Direct Marketing Retail — 0.0% (g)
	Amazon.com, Inc.,
500	3.300%, 12/05/21	537
1,523	4.800%, 12/05/34	1,829
299	Netflix, Inc., 5.750%, 03/01/24	323
1,000	QVC, Inc., 4.450%, 02/15/25	996

		3,685

	Media — 1.2%
	21st Century Fox America, Inc.,
600	6.750%, 01/09/38	769
800	7.750%, 01/20/24	1,030
200	7.850%, 03/01/39	293
147	8.875%, 04/26/23	198
	Altice U.S. Finance I Corp.,
935	5.375%, 07/15/23 (e)	978
1,172	5.500%, 05/15/26 (e)	1,233
1,710	AMC Networks, Inc., 5.000%, 04/01/24	1,753
1,178	CBS Corp., 3.700%, 08/15/24	1,242
	Charter Communications Operating LLC/Charter Communications Operating Capital,
1,992	4.464%, 07/23/22 (e)	2,160
242	4.908%, 07/23/25 (e)	267
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	337
	Comcast Corp.,
1,290	1.625%, 01/15/22	1,281
4,200	2.350%, 01/15/27	4,163

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
5,000	3.375%, 08/15/25	5,390
2,819	4.200%, 08/15/34	3,149
2,405	4.600%, 08/15/45	2,831
240	6.300%, 11/15/17	255
435	6.500%, 11/15/35	613
177	6.550%, 07/01/39	255
1,750	CSC Holdings LLC, 6.750%, 11/15/21	1,868
946	Discovery Communications LLC, 4.950%, 05/15/42	887
	DISH DBS Corp.,
2,362	5.875%, 07/15/22	2,406
8,334	6.750%, 06/01/21	8,954
130	7.750%, 07/01/26 (e)	139
2,131	7.875%, 09/01/19	2,376
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,356
1,587	Hughes Satellite Systems Corp., 5.250%, 08/01/26 (e)	1,577
	iHeartCommunications, Inc.,
890	9.000%, 12/15/19	720
950	9.000%, 03/01/21	712
	Lamar Media Corp.,
1,250	5.000%, 05/01/23	1,322
90	5.375%, 01/15/24	96
470	Liberty Interactive LLC, 8.250%, 02/01/30	505
810	NBCUniversal Media LLC, 5.950%, 04/01/41	1,107
	Nielsen Finance LLC/Nielsen Finance Co.,
655	4.500%, 10/01/20	671
2,352	5.000%, 04/15/22 (e)	2,417
785	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 02/15/24	835
265	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	–
	Sirius XM Radio, Inc.,
2,505	4.625%, 05/15/23 (e)	2,533
1,930	5.250%, 08/15/22 (e)	2,036
900	5.375%, 04/15/25 (e)	943
1,231	5.375%, 07/15/26 (e)	1,267
1,015	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,030
	TEGNA, Inc.,
1,184	5.125%, 07/15/20	1,226
585	5.500%, 09/15/24 (e)	617
2,100	6.375%, 10/15/23	2,273
335	Time Warner Cable, Inc., 7.300%, 07/01/38	435
660	Time Warner Cos., Inc., 7.570%, 02/01/24	857

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
1,860	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	2,543
182	Time Warner, Inc., 5.375%, 10/15/41	220
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany),
755	5.000%, 01/15/25 (e)	787
900	5.500%, 01/15/23 (e)	947
	Univision Communications, Inc.,
1,350	5.125%, 05/15/23 (e)	1,404
500	5.125%, 02/15/25 (e)	523
350	6.750%, 09/15/22 (e)	372
70	Viacom, Inc., 4.375%, 03/15/43	63
	Videotron Ltd., (Canada),
2,622	5.375%, 06/15/24 (e)	2,756
	Walt Disney Co. (The),
389	1.850%, 07/30/26	374
500	Series B, 5.875%, 12/15/17	530
755	Series B, 7.000%, 03/01/32	1,101

		80,982

	Multiline Retail — 0.1%
3,782	Dollar Tree, Inc., 5.750%, 03/01/23	4,071
475	Macy’s Retail Holdings, Inc., 6.900%, 04/01/29	541

		4,612

	Specialty Retail — 0.3%
220	AutoNation, Inc., 5.500%, 02/01/20	241
2,000	Caleres, Inc., 6.250%, 08/15/23	2,080
1,470	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	847
500	CST Brands, Inc., 5.000%, 05/01/23	529
410	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	415
	Home Depot, Inc. (The),
734	2.625%, 06/01/22	764
2,751	3.000%, 04/01/26	2,933
	L Brands, Inc.,
400	5.625%, 02/15/22	444
3,500	5.625%, 10/15/23	3,915
650	6.750%, 07/01/36	698
625	6.875%, 11/01/35	683
500	8.500%, 06/15/19	586
	Lowe’s Cos., Inc.,
665	3.125%, 09/15/24	708
1,262	3.375%, 09/15/25	1,366
116	5.125%, 11/15/41	146

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — continued
951	Series B, 7.110%, 05/15/37	1,366
660	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (e) (d)	118
752	Penske Automotive Group, Inc., 5.500%, 05/15/26	752
435	Radio Systems Corp., 8.375%, 11/01/19 (e)	455
	Sally Holdings LLC/Sally Capital, Inc.,
500	5.500%, 11/01/23	532
817	5.625%, 12/01/25	885
1,000	5.750%, 06/01/22	1,044

		21,507

	Textiles, Apparel & Luxury Goods — 0.0% (g)
	Hanesbrands, Inc.,
274	4.625%, 05/15/24 (e)	287
274	4.875%, 05/15/26 (e)	285
470	Levi Strauss & Co., 5.000%, 05/01/25	488

		1,060

	Total Consumer Discretionary	188,001

	Consumer Staples — 1.6%
	Beverages — 0.5%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	344
550	5.750%, 04/01/36	711
280	7.550%, 10/01/30	399
	Anheuser-Busch InBev Finance, Inc.,
50	1.900%, 02/01/19	50
2,551	3.300%, 02/01/23	2,677
1,225	3.700%, 02/01/24	1,329
3,990	4.700%, 02/01/36	4,625
5,415	4.900%, 02/01/46	6,548
2,360	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	2,641
1,000	Coca-Cola Co. (The), 2.250%, 09/01/26	999
	Constellation Brands, Inc.,
608	3.750%, 05/01/21	643
216	4.250%, 05/01/23	231
396	4.750%, 11/15/24	432
932	4.750%, 12/01/25	1,014
1,165	6.000%, 05/01/22	1,351
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,528
365	8.000%, 09/15/22	478
575	DS Services of America, Inc., 10.000%, 09/01/21 (e)	645

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Beverages — continued
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	678
	PepsiCo, Inc.,
2,500	2.150%, 10/14/20	2,563
572	3.100%, 07/17/22	608
1,845	3.500%, 07/17/25	2,039
730	4.450%, 04/14/46	882
70	7.900%, 11/01/18	80

		33,495

	Food & Staples Retailing — 0.4%
	CVS Health Corp.,
2,460	2.800%, 07/20/20	2,562
1,659	4.000%, 12/05/23	1,835
3,830	5.125%, 07/20/45	4,775
1,780	Ingles Markets, Inc., 5.750%, 06/15/23	1,852
	Kroger Co. (The),
215	6.400%, 08/15/17	226
1,162	7.500%, 04/01/31	1,654
900	Series B, 7.700%, 06/01/29	1,268
430	New Albertsons, Inc., 8.700%, 05/01/30	439
1,125	SUPERVALU, Inc., 7.750%, 11/15/22	1,063
	Sysco Corp.,
1,575	2.500%, 07/15/21	1,613
1,517	2.600%, 06/12/22	1,539
	Walgreens Boots Alliance, Inc.,
527	3.100%, 06/01/23	544
4,337	3.450%, 06/01/26	4,511
	Wal-Mart Stores, Inc.,
300	2.550%, 04/11/23	313
160	5.000%, 10/25/40	204
1,000	6.200%, 04/15/38	1,443
260	7.550%, 02/15/30	397

		26,238

	Food Products — 0.5%
1,650	Archer-Daniels-Midland Co., Class C, 2.500%, 08/11/26	1,660
326	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	332
	Bunge Ltd. Finance Corp.,
675	3.250%, 08/15/26	678
305	3.500%, 11/24/20	318
655	8.500%, 06/15/19	766
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	152

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — continued
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	351
800	3.300%, 03/01/22 (e)	837
470	4.760%, 11/23/45 (e)	558
200	6.000%, 11/27/17 (e)	212
1,000	7.350%, 03/06/19 (e)	1,144
	ConAgra Foods, Inc.,
135	3.250%, 09/15/22	140
180	6.625%, 08/15/39	206
2,560	Darling Ingredients, Inc., 5.375%, 01/15/22	2,688
200	FAGE International S.A./FAGE USA Dairy Industry, Inc., (Luxembourg), 5.625%, 08/15/26 (e)	207
	JBS USA LUX S.A./JBS USA Finance, Inc.,
793	5.750%, 06/15/25 (e)	806
1,868	5.875%, 07/15/24 (e)	1,930
3,447	7.250%, 06/01/21 (e)	3,551
1,430	8.250%, 02/01/20 (e)	1,478
	Kraft Heinz Foods Co.,
429	3.500%, 06/06/22	458
2,310	4.375%, 06/01/46	2,498
488	5.000%, 06/04/42	569
946	5.200%, 07/15/45	1,134
599	6.125%, 08/23/18	653
153	6.375%, 07/15/28	186
200	6.500%, 02/09/40	275
277	6.750%, 03/15/32	365
575	6.875%, 01/26/39	808
497	Mead Johnson Nutrition Co., Class C, 4.125%, 11/15/25	544
430	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	444
475	Post Holdings, Inc., 6.750%, 12/01/21 (e)	510
	Smithfield Foods, Inc.,
591	5.250%, 08/01/18 (e)	597
1,511	5.875%, 08/01/21 (e)	1,579
102	7.750%, 07/01/17	106
435	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	475
	Tyson Foods, Inc.,
700	3.950%, 08/15/24	758
700	5.150%, 08/15/44	849

		30,822

	Household Products — 0.0% (g)
600	Kimberly-Clark Corp., 2.400%, 06/01/23	620
458	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	541

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Products — continued
	Spectrum Brands, Inc.,
525	6.125%, 12/15/24	566
1,219	6.625%, 11/15/22	1,304

		3,031

	Tobacco — 0.2%
7,500	Altria Group, Inc., 2.625%, 01/14/20	7,788
3,575	Reynolds American, Inc., 5.850%, 08/15/45	4,662

		12,450

	Total Consumer Staples	106,036

	Energy — 2.9%
	Energy Equipment & Services — 0.2%
280	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	259
303	Baker Hughes, Inc., 5.125%, 09/15/40	348
1,310	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	964
825	Ensco plc, (United Kingdom), 5.200%, 03/15/25	594
	Halliburton Co.,
680	4.850%, 11/15/35	726
250	7.450%, 09/15/39	350
275	7.600%, 08/15/96 (e)	352
700	8.750%, 02/15/21	867
1,418	Noble Holding International Ltd., (Cayman Islands), 7.950%, 04/01/45	1,035
255	Parker Drilling Co., 6.750%, 07/15/22	199
	Precision Drilling Corp., (Canada),
1,113	5.250%, 11/15/24	935
378	6.500%, 12/15/21	351
	Schlumberger Investment S.A., (Luxembourg),
640	2.400%, 08/01/22 (e)	651
219	3.300%, 09/14/21 (e)	232
1,210	3.650%, 12/01/23	1,317
1,557	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	473
1,421	Transocean, Inc., (Cayman Islands), 9.000%, 07/15/23 (e)	1,374
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	580
1,032	Unit Corp., 6.625%, 05/15/21	859
	Weatherford International Ltd., (Bermuda),
372	4.500%, 04/15/22	309
978	7.750%, 06/15/21	961
199	8.250%, 06/15/23	195

		13,931

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — 2.7%
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	183
278	Anadarko Holding Co., 7.150%, 05/15/28	324
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	388
100	7.950%, 06/15/39	125
225	8.700%, 03/15/19	257
250	ANR Pipeline Co., 9.625%, 11/01/21	335
	Antero Resources Corp.,
235	5.125%, 12/01/22	232
2,837	5.375%, 11/01/21	2,840
450	6.000%, 12/01/20	461
775	Apache Corp., 6.900%, 09/15/18	847
	Baytex Energy Corp., (Canada),
300	5.125%, 06/01/21 (e)	250
300	5.625%, 06/01/24 (e)	243
857	Boardwalk Pipelines LP, 5.950%, 06/01/26	935
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	206
589	1.375%, 05/10/18	590
1,545	2.750%, 05/10/23	1,574
385	3.245%, 05/06/22	407
1,800	3.535%, 11/04/24	1,921
612	3.814%, 02/10/24	666
515	4.750%, 03/10/19	557
600	Buckeye Partners LP, 4.875%, 02/01/21	641
210	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	277
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,061
	California Resources Corp.,
38	6.000%, 11/15/24	18
1,414	8.000%, 12/15/22 (e)	955
	Canadian Natural Resources Ltd., (Canada),
1,035	3.900%, 02/01/25	1,042
330	6.250%, 03/15/38	363
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	117
294	4.450%, 09/15/42	239
2,438	5.700%, 10/15/19	2,619
4,871	6.750%, 11/15/39	5,201
715	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24 (e)	765
1,141	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	1,087

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Chevron Corp.,
540	2.355%, 12/05/22	553
7,000	2.411%, 03/03/22	7,189
2,500	2.566%, 05/16/23	2,554
1,550	2.954%, 05/16/26	1,612
402	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	393
1,243	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	1,298
1,026	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,119
	Concho Resources, Inc.,
450	5.500%, 10/01/22	466
945	6.500%, 01/15/22	983
215	Conoco Funding Co., (Canada), 7.250%, 10/15/31	284
	ConocoPhillips,
275	5.750%, 02/01/19	301
750	6.500%, 02/01/39	985
410	7.000%, 03/30/29	523
1,500	ConocoPhillips Co., 4.200%, 03/15/21	1,618
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	383
	Continental Resources, Inc.,
1,086	5.000%, 09/15/22	1,051
614	7.125%, 04/01/21	635
236	Devon Energy Corp., 3.250%, 05/15/22	234
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	331
800	Ecopetrol S.A., (Colombia), 5.875%, 05/28/45	749
	Encana Corp., (Canada),
150	6.500%, 05/15/19	161
148	6.625%, 08/15/37	150
	Energy Transfer Equity LP,
2,250	5.875%, 01/15/24	2,306
495	7.500%, 10/15/20	542
1,080	Energy Transfer Partners LP, 2.500%, 06/15/18	1,090
1,210	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,287
	EnLink Midstream Partners LP,
841	2.700%, 04/01/19	828
922	4.150%, 06/01/25	873
	Enterprise Products Operating LLC,
1,252	3.350%, 03/15/23	1,296
1,026	3.700%, 02/15/26	1,070
582	3.750%, 02/15/25	608
330	4.950%, 10/15/54	347
333	5.950%, 02/01/41	396

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	EOG Resources, Inc.,
472	2.625%, 03/15/23	471
1,700	4.100%, 02/01/21	1,838
200	6.875%, 10/01/18	220
	EP Energy LLC/Everest Acquisition Finance, Inc.,
2,000	7.750%, 09/01/22	1,095
2,354	9.375%, 05/01/20	1,518
	Exxon Mobil Corp.,
3,140	2.397%, 03/06/22	3,229
1,736	3.043%, 03/01/26	1,842
1,045	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	1,009
	Hilcorp Energy I LP/Hilcorp Finance Co.,
725	5.000%, 12/01/24 (e)	703
1,500	5.750%, 10/01/25 (e)	1,470
152	7.625%, 04/15/21 (e)	156
	Holly Energy Partners LP/Holly Energy Finance Corp.,
276	6.000%, 08/01/24 (e)	282
337	6.500%, 03/01/20	347
	KazMunayGas National Co. JSC, (Kazakhstan),
200	Reg. S, 4.400%, 04/30/23	200
300	Reg. S, 6.375%, 04/09/21	328
205	Reg. S, 7.000%, 05/05/20	228
200	Reg. S, 9.125%, 07/02/18	220
800	Kerr-McGee Corp., 7.875%, 09/15/31	968
150	Kinder Morgan Energy Partners LP, 6.500%, 04/01/20	168
	Kinder Morgan, Inc.,
1,565	5.000%, 02/15/21 (e)	1,693
565	5.625%, 11/15/23 (e)	617
150	7.000%, 06/15/17	156
	Marathon Oil Corp.,
1,976	2.800%, 11/01/22	1,806
410	6.000%, 10/01/17	424
	MEG Energy Corp., (Canada),
186	6.375%, 01/30/23 (e)	145
195	7.000%, 03/31/24 (e)	157
	MPLX LP,
732	4.500%, 07/15/23 (e)	738
986	4.875%, 12/01/24 (e)	1,008
1,382	4.875%, 06/01/25 (e)	1,410
3,000	5.500%, 02/15/23 (e)	3,115
500	Murphy Oil USA, Inc., 6.000%, 08/15/23	530
	Newfield Exploration Co.,
475	5.375%, 01/01/26	477

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
575	5.625%, 07/01/24	594
1,264	5.750%, 01/30/22	1,311
	Noble Energy, Inc.,
583	3.900%, 11/15/24	595
286	5.050%, 11/15/44	286
1,500	5.250%, 11/15/43	1,513
	Occidental Petroleum Corp.,
504	2.700%, 02/15/23	514
2,300	3.400%, 04/15/26	2,431
	ONEOK Partners LP,
2,350	4.900%, 03/15/25	2,545
875	6.650%, 10/01/36	955
8,004	Pacific Exploration and Production Corp., (Canada), 12.000%, 12/22/16	8,124
533	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	507
	Penn Virginia Corp.,
2,000	7.250%, 04/15/19 (d)	800
1,000	8.500%, 05/01/20 (d)	420
	Pertamina Persero PT, (Indonesia),
400	5.250%, 05/23/21 (e)	435
200	Reg. S, 5.625%, 05/20/43	210
200	Reg. S, 6.000%, 05/03/42	220
200	Reg. S, 6.500%, 05/27/41	234
230	Petrobras Argentina S.A., (Argentina), 7.375%, 07/21/23 (e)	235
	Petrobras Global Finance B.V., (Netherlands),
573	5.375%, 01/27/21	551
237	6.750%, 01/27/41	206
510	6.850%, 06/05/15[1]	419
640	8.750%, 05/23/26	702
73	Petrobras International Finance B.V., (Cayman Islands), 6.750%, 01/27/41	63
325	Petrobras International Finance Co. - Pifco, (Cayman Islands), 6.875%, 01/20/40	288
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	535
335	7.875%, 06/15/26	441
	Petroleos de Venezuela S.A., (Venezuela),
370	Reg. S, 5.375%, 04/12/27	136
308	Reg. S, 6.000%, 11/15/26	113
210	Reg. S, 8.500%, 11/02/17	155
214	Reg. S, 9.000%, 11/17/21	105
150	Reg. S, 12.750%, 02/17/22	88
	Petroleos Mexicanos, (Mexico),
10	3.500%, 07/18/18	10

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
80	3.500%, 07/23/20	81
1,103	4.500%, 01/23/26	1,106
300	5.625%, 01/23/46	289
712	5.625%, 01/23/46	687
140	6.375%, 02/04/21 (e)	155
400	6.375%, 01/23/45	421
315	6.625%, 06/15/35	340
290	Reg. S, 6.875%, 08/04/26	337
30	VAR, 2.699%, 07/18/18	31
150	Petroleum Co. of Trinidad & Tobago Ltd., (Trinidad and Tobago), Reg. S, 9.750%, 08/14/19	166
100	Petroliam Nasional Bhd, (Malaysia), Reg. S, 7.625%, 10/15/26	142
1,000	Phillips 66, 4.650%, 11/15/34	1,093
	Plains All American Pipeline LP/PAA Finance Corp.,
519	2.600%, 12/15/19	523
3,740	4.650%, 10/15/25	3,880
	QEP Resources, Inc.,
286	5.250%, 05/01/23	280
475	5.375%, 10/01/22	470
1,219	6.875%, 03/01/21	1,275
	Range Resources Corp.,
391	5.000%, 03/15/23	386
200	5.750%, 06/01/21	203
	Regency Energy Partners LP/Regency Energy Finance Corp.,
167	4.500%, 11/01/23	169
1,420	5.000%, 10/01/22	1,508
2,635	5.500%, 04/15/23	2,725
348	5.875%, 03/01/22	382
770	6.500%, 07/15/21	795
2,750	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	2,894
	SM Energy Co.,
589	5.000%, 01/15/24	539
752	5.625%, 06/01/25	703
427	6.500%, 11/15/21	423
15	6.500%, 01/01/23	15
340	Southern Star Central Corp., 5.125%, 07/15/22 (e)	341
	Spectra Energy Capital LLC,
145	7.500%, 09/15/38	177
1,500	8.000%, 10/01/19	1,731

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,140	Spectra Energy Partners LP, 4.500%, 03/15/45	1,166
200	State Oil Co. of the Azerbaijan Republic, (Azerbaijan), 6.950%, 03/18/30	216
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	268
2,179	2.650%, 01/15/24	2,231
790	3.150%, 01/23/22	837
435	7.150%, 11/15/25	593
45	Stone Energy Corp., 7.500%, 11/15/22	25
	Suncor Energy, Inc., (Canada),
2,000	3.600%, 12/01/24	2,112
815	6.850%, 06/01/39	1,124
	Sunoco Logistics Partners Operations LP,
464	4.250%, 04/01/24	482
1,146	4.400%, 04/01/21	1,222
2,000	5.350%, 05/15/45	2,067
	Sunoco LP/Sunoco Finance Corp.,
1,442	5.500%, 08/01/20 (e)	1,464
959	6.250%, 04/15/21 (e)	988
920	6.375%, 04/01/23 (e)	947
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
500	4.250%, 11/15/23	481
1,840	5.250%, 05/01/23	1,868
300	6.375%, 08/01/22	310
400	6.875%, 02/01/21	414
164	Tesoro Corp., 5.125%, 04/01/24	168
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
294	5.500%, 10/15/19	313
1,472	5.875%, 10/01/20	1,514
1,525	6.125%, 10/15/21	1,598
282	6.250%, 10/15/22	299
435	6.375%, 05/01/24	464
640	Tosco Corp., 8.125%, 02/15/30	887
3,165	Total Capital International S.A., (France), 2.750%, 06/19/21	3,315
	TransCanada PipeLines Ltd., (Canada),
256	1.875%, 01/12/18	257
285	2.500%, 08/01/22	286
340	3.750%, 10/16/23	364
1,000	6.200%, 10/15/37	1,272
606	7.250%, 08/15/38	852
410	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26 (e)	531

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
917	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (d)	747
446	Western Gas Partners LP, 5.375%, 06/01/21	484
189	Western Refining, Inc., 6.250%, 04/01/21	184
1,330	Whiting Petroleum Corp., 5.000%, 03/15/19	1,230
	Williams Partners LP/ACMP Finance Corp.,
1,579	4.875%, 05/15/23	1,595
750	4.875%, 03/15/24	768
3,000	6.125%, 07/15/22	3,119
	WPX Energy, Inc.,
655	5.250%, 09/15/24	604
1,965	6.000%, 01/15/22	1,911
	YPF S.A., (Argentina),
240	8.500%, 03/23/21 (e)	259
350	Reg. S, 8.750%, 04/04/24	374

		182,727

	Total Energy	196,658

	Financials — 6.6%
	Banks — 2.7%
	ABN AMRO Bank N.V., (Netherlands),
501	4.750%, 07/28/25 (e)	530
400	4.800%, 04/18/26 (e)	426
200	Alfa Bank AO Via Alfa Bond Issuance plc, (Ireland), Reg. S, 7.750%, 04/28/21	228
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	546
	Banco Nacional de Comercio Exterior SNC, (Mexico),
200	4.375%, 10/14/25 (e)	213
200	VAR, 3.800%, 08/11/26 (e)	200
	Bank of America Corp.,
1,825	2.000%, 01/11/18	1,836
143	3.300%, 01/11/23	148
3,150	3.500%, 04/19/26	3,288
960	4.000%, 04/01/24	1,038
5,277	4.000%, 01/22/25	5,495
2,400	4.200%, 08/26/24	2,546
473	4.250%, 10/22/26	502
1,294	4.450%, 03/03/26	1,392
1,540	5.000%, 05/13/21	1,728
1,275	5.625%, 07/01/20	1,439
695	5.650%, 05/01/18	740
500	6.400%, 08/28/17	524
1,710	6.875%, 04/25/18	1,853
500	7.800%, 09/15/16	501

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
1,500	Series F, 6.975%, 03/07/37	1,912
2,515	Series L, 2.250%, 04/21/20	2,534
1,326	Series L, 3.950%, 04/21/25	1,380
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	204
	Bank of Montreal, (Canada),
623	1.400%, 09/11/17	624
653	1.500%, 07/18/19	652
2,000	1.750%, 06/15/22 (e)	1,997
655	2.375%, 01/25/19	668
	Bank of Nova Scotia (The), (Canada),
880	1.450%, 04/25/18	882
1,000	1.650%, 06/14/19	1,001
1,725	1.850%, 04/14/20	1,740
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	201
980	6.050%, 12/04/17 (e)	1,029
2,508	7.625%, 11/21/22	2,817
	Barclays plc, (United Kingdom),
1,405	3.650%, 03/16/25	1,396
478	5.250%, 08/17/45	550
	BB&T Corp.,
783	1.600%, 08/15/17	786
1,500	2.625%, 06/29/20	1,547
500	5.250%, 11/01/19	551
150	6.850%, 04/30/19	170
250	BBVA Bancomer S.A., (Mexico), Reg. S, 6.750%, 09/30/22	283
650	Caixa Economica Federal, (Brazil), Reg. S, 4.500%, 10/03/18	655
3,319	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	3,383
2,500	Capital One N.A., 1.500%, 03/22/18	2,493
	CIT Group, Inc.,
1,574	3.875%, 02/19/19	1,609
1,004	5.000%, 05/15/17	1,024
2,410	5.000%, 08/15/22	2,555
125	5.250%, 03/15/18	130
5,458	5.375%, 05/15/20	5,833
1,295	5.500%, 02/15/19 (e)	1,371
1,397	6.625%, 04/01/18 (e)	1,489
	Citigroup, Inc.,
1,394	1.800%, 02/05/18	1,399
2,500	4.300%, 11/20/26	2,625
5,000	4.600%, 03/09/26	5,373

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Banks — continued
	838	6.625%, 01/15/28	1,059
	645	6.875%, 06/01/25	809
	1,115	7.000%, 12/01/25	1,370
NOK	16,500	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.500%, 04/18/17	2,006
		Cooperatieve Rabobank UA, (Netherlands),
	2,000	2.500%, 01/19/21	2,055
	1,045	3.875%, 02/08/22	1,141
	6,500	Credit Agricole S.A., (France), 2.375%, 07/01/21 (e)	6,598
	250	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom), 2.750%, 03/26/20	251
	7,000	Danske Bank A/S, (Denmark), 2.000%, 09/08/21 (e)	6,972
		Fifth Third Bancorp,
	625	2.875%, 07/27/20	647
	500	5.450%, 01/15/17	508
	234	Fifth Third Bank, 3.850%, 03/15/26	249
		HSBC Bank plc, (United Kingdom),
	474	1.500%, 05/15/18 (e)	473
	927	4.125%, 08/12/20 (e)	996
	650	4.750%, 01/19/21 (e)	719
	395	HSBC Bank USA N.A., 6.000%, 08/09/17	411
		HSBC Holdings plc, (United Kingdom),
	5,845	3.600%, 05/25/23	6,046
	506	3.900%, 05/25/26	528
	1,371	4.000%, 03/30/22	1,466
	733	4.250%, 08/18/25	761
	1,069	4.300%, 03/08/26	1,150
		Huntington Bancshares, Inc.,
	1,084	2.300%, 01/14/22	1,080
	846	3.150%, 03/14/21	879
	1,155	Huntington National Bank (The), 2.875%, 08/20/20	1,188
	200	IDBI Bank Ltd., (India), 3.750%, 01/25/19	203
	1,621	KeyBank N.A., 3.180%, 05/22/22	1,679
	605	KeyCorp, 2.900%, 09/15/20	628
	1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,330
	200	MFB Magyar Fejlesztesi Bank Zrt, (Hungary), Reg. S, 6.250%, 10/21/20	224
	1,750	Mizuho Bank Ltd., (Japan), 1.700%, 09/25/17 (e)	1,753
		National Australia Bank Ltd., (Australia),
	875	2.000%, 06/20/17 (e)	881
	448	2.500%, 07/12/26	446

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
200	National Savings Bank, (Sri Lanka), Reg. S, 8.875%, 09/18/18	216
886	Nordea Bank AB, (Sweden), 4.250%, 09/21/22 (e)	953
655	PNC Bank N.A., 2.150%, 04/29/21	664
	PNC Financial Services Group, Inc. (The),
1,057	4.375%, 08/11/20	1,158
625	5.625%, 02/01/17	636
	Royal Bank of Canada, (Canada),
1,419	1.200%, 09/19/17	1,419
1,380	1.500%, 07/29/19	1,376
2,960	1.875%, 02/05/20	2,987
743	2.000%, 10/01/18	752
620	2.000%, 12/10/18	627
	Royal Bank of Scotland Group plc, (United Kingdom),
4,840	6.100%, 06/10/23	5,139
6,125	6.125%, 12/15/22	6,542
200	Russian Agricultural Bank OJSC Via RSHB Capital S.A., (Luxembourg), Reg. S, 7.750%, 05/29/18	214
1,697	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	1,722
200	Sberbank of Russia Via SB Capital S.A., (Luxembourg), Reg. S, 6.125%, 02/07/22	219
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	901
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,547
2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,621
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,992
	Toronto-Dominion Bank (The), (Canada),
570	1.500%, 03/13/17 (e)	571
2,852	1.750%, 07/23/18	2,872
712	1.950%, 01/22/19	721
453	2.250%, 11/05/19	462
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,695
2,225	U.S. Bank N.A., 1.350%, 01/26/18	2,230
200	Ukreximbank Via Biz Finance plc, (United Kingdom), Reg. S, 9.750%, 01/22/25	193
1,700	US Bancorp, Series V, 2.375%, 07/22/26	1,686
	Vnesheconombank Via VEB Finance plc, (Ireland),
200	Reg. S, 4.224%, 11/21/18	203
200	Reg. S, 5.375%, 02/13/17	203
300	Reg. S, 5.942%, 11/21/23	314

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,651
515	SUB, 7.574%, 08/01/26	682
	Wells Fargo & Co.,
1,200	2.100%, 07/26/21	1,205
1,607	2.550%, 12/07/20	1,652
613	2.600%, 07/22/20	631
3,475	3.000%, 04/22/26	3,562
7,565	3.300%, 09/09/24	7,992
576	4.300%, 07/22/27	636
853	5.606%, 01/15/44	1,065
1,665	5.625%, 12/11/17	1,755
750	Wells Fargo Bank N.A., 6.000%, 11/15/17	791
	Westpac Banking Corp., (Australia),
356	1.600%, 08/19/19	355
1,281	2.000%, 03/03/20 (e)	1,295
942	4.875%, 11/19/19	1,032

		193,681

	Capital Markets — 1.5%
508	Ameriprise Financial, Inc., 2.875%, 09/15/26	510
	Bank of New York Mellon Corp. (The),
510	2.200%, 03/04/19	519
940	2.450%, 11/27/20	967
1,291	2.600%, 08/17/20	1,330
530	4.600%, 01/15/20	581
	BlackRock, Inc.,
381	3.375%, 06/01/22	410
315	3.500%, 03/18/24	349
485	4.250%, 05/24/21	540
493	Series 2, 5.000%, 12/10/19	549
	Blackstone Holdings Finance Co. LLC,
159	4.450%, 07/15/45 (e)	165
1,000	5.875%, 03/15/21 (e)	1,161
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	797
950	CME Group, Inc., 3.000%, 09/15/22	1,005
	Credit Suisse AG, (Switzerland),
889	1.750%, 01/29/18	890
775	3.000%, 10/29/21	800
7,121	3.625%, 09/09/24	7,471
	Deutsche Bank AG, (Germany),
1,560	1.875%, 02/13/18	1,552
347	2.950%, 08/20/20	346
1,603	3.375%, 05/12/21	1,602

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
	E*TRADE Financial Corp.,
1,483	4.625%, 09/15/23	1,539
1,360	5.375%, 11/15/22	1,464
	Goldman Sachs Group, Inc. (The),
1,997	2.600%, 04/23/20	2,037
704	2.625%, 01/31/19	722
1,792	2.750%, 09/15/20	1,841
950	2.875%, 02/25/21	977
666	3.500%, 01/23/25	691
5,000	3.750%, 02/25/26	5,293
3,061	3.850%, 07/08/24	3,263
1,224	4.000%, 03/03/24	1,318
364	4.250%, 10/21/25	386
1,191	5.250%, 07/27/21	1,352
1,104	5.375%, 03/15/20	1,228
2,165	5.750%, 01/24/22	2,511
1,430	5.950%, 01/18/18	1,515
965	6.750%, 10/01/37	1,238
205	7.500%, 02/15/19	233
102	Series D, 6.000%, 06/15/20	117
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	770
565	Intercontinental Exchange, Inc., 2.500%, 10/15/18	578
	Invesco Finance plc, (United Kingdom),
390	3.750%, 01/15/26	419
1,162	4.000%, 01/30/24	1,272
	Jefferies Group LLC,
950	6.250%, 01/15/36	1,003
140	6.450%, 06/08/27	157
880	6.875%, 04/15/21	1,010
	Legg Mason, Inc.,
222	4.750%, 03/15/26	243
275	5.625%, 01/15/44	288
	Lehman Brothers Holdings, Inc.,
1,000	0.000%, 05/17/49 (d)	73
235	3.600%, 12/30/16 (d)	17
295	8.500%, 02/01/16	21
995	Macquarie Bank Ltd., (Australia), 1.600%, 10/27/17 (e)	997
639	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	727
	Morgan Stanley,
1,932	2.650%, 01/27/20	1,982
5,285	3.125%, 07/27/26	5,316

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — continued
3,467	3.700%, 10/23/24	3,674
1,368	3.875%, 01/27/26	1,461
660	4.000%, 07/23/25	713
5,117	4.300%, 01/27/45	5,531
867	5.000%, 11/24/25	966
113	5.500%, 07/24/20	127
2,779	5.500%, 07/28/21	3,184
310	5.625%, 09/23/19	345
1,050	5.750%, 01/25/21	1,203
320	5.950%, 12/28/17	339
1,250	6.625%, 04/01/18	1,347
965	MSCI, Inc., 5.250%, 11/15/24 (e)	1,025
295	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 03/15/22 (e)	308
193	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	222
740	Northern Trust Co. (The), 6.500%, 08/15/18	811
	State Street Corp.,
700	2.650%, 05/19/26	716
459	3.100%, 05/15/23	479
996	3.300%, 12/16/24	1,069
1,364	3.550%, 08/18/25	1,490
935	3.700%, 11/20/23	1,032
953	TD Ameritrade Holding Corp., 2.950%, 04/01/22	992
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,093
280	4.700%, 10/15/19	303
200	6.500%, 07/15/18	218
10,000	UBS AG, (Switzerland), 2.375%, 08/14/19	10,204

		103,994

	Commercial Banks — 0.0% (g)
200	Vnesheconombank Via VEB Finance plc, (Ireland), Reg. S, 6.025%, 07/05/22	211

	Consumer Finance — 0.8%
	Ally Financial, Inc.,
839	3.600%, 05/21/18	853
5,895	4.125%, 03/30/20	6,087
2,656	4.625%, 05/19/22	2,789
580	4.750%, 09/10/18	602
1,500	6.250%, 12/01/17	1,573
1,820	8.000%, 11/01/31	2,279
276	American Express Co., 3.625%, 12/05/24	288

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — continued
	American Express Credit Corp.,
1,448	2.125%, 03/18/19	1,476
2,000	2.250%, 08/15/19	2,042
405	2.250%, 05/05/21	412
1,452	Series F, 2.600%, 09/14/20	1,496
	American Honda Finance Corp.,
1,130	1.500%, 03/13/18	1,136
453	1.600%, 02/16/18 (e)	456
200	2.125%, 02/28/17 (e)	201
835	7.625%, 10/01/18 (e)	939
	Capital One Financial Corp.,
533	3.500%, 06/15/23	557
840	3.750%, 07/28/26	843
1,356	4.200%, 10/29/25	1,417
	Caterpillar Financial Services Corp.,
2,000	1.700%, 08/09/21	1,987
1,242	2.100%, 06/09/19	1,267
581	2.850%, 06/01/22	607
850	5.450%, 04/15/18	907
866	First Cash Financial Services, Inc., 6.750%, 04/01/21	896
	Ford Motor Credit Co. LLC,
1,592	2.145%, 01/09/18	1,601
476	2.551%, 10/05/18	484
687	3.219%, 01/09/22	707
	General Motors Financial Co., Inc.,
171	3.700%, 05/09/23	174
640	4.250%, 05/15/23	670
400	HSBC Finance Corp., 7.350%, 11/27/32	511
	HSBC USA, Inc.,
2,340	1.625%, 01/16/18	2,341
2,913	2.750%, 08/07/20	2,975
	John Deere Capital Corp.,
483	1.350%, 01/16/18	485
418	1.550%, 12/15/17	421
630	1.600%, 07/13/18	635
290	1.700%, 01/15/20	293
870	2.050%, 03/10/20	884
610	2.450%, 09/11/20	628
1,000	2.650%, 06/10/26	1,028
150	2.800%, 03/06/23	157
559	3.350%, 06/12/24	603
515	5.350%, 04/03/18	549
5,660	Navient Corp., 8.450%, 06/15/18	6,169
555	PACCAR Financial Corp., 1.600%, 03/15/17	557
834	Synchrony Financial, 3.700%, 08/04/26	826

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — continued
2,580	Toyota Motor Credit Corp., 1.450%, 01/12/18	2,590

		56,398

	Diversified Financial Services — 0.6%
4,529	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,129
200	Banque Centrale de Tunisie International Bond, (Tunisia), Reg. S, 5.750%, 01/30/25	197
	Berkshire Hathaway, Inc.,
1,221	2.750%, 03/15/23	1,269
475	3.000%, 02/11/23	505
1,500	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	832
200	Export-Import Bank of India, (India), Reg. S, 4.000%, 01/14/23	212
200	Fondo MIVIVIENDA S.A., (Peru), Reg. S, 3.500%, 01/31/23	206
	GE Capital International Funding Co., Unlimited Co., (Ireland),
2,126	2.342%, 11/15/20	2,188
561	3.373%, 11/15/25	613
4,184	4.418%, 11/15/35	4,789
	National Rural Utilities Cooperative Finance Corp.,
2,675	3.050%, 02/15/22	2,811
170	10.375%, 11/01/18	202
8,095	Nationwide Building Society, (United Kingdom), 2.450%, 07/27/21 (e)	8,167
790	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	823
600	Petronas Capital Ltd., (Malaysia), Reg. S, 3.500%, 03/18/25	643
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	425
2,545	2.125%, 05/11/20	2,597
246	2.875%, 05/10/26	253
4,355	4.000%, 05/10/46	4,563
2,500	4.300%, 09/22/19	2,712
	Siemens Financieringsmaatschappij N.V., (Netherlands),
756	2.900%, 05/27/22 (e)	799
1,830	5.750%, 10/17/16 (e)	1,841
300	6.125%, 08/17/26 (e)	398
140	Sinochem Overseas Capital Co., Ltd., (United Kingdom), Reg. S, 4.500%, 11/12/20	152
1,500	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	1,054

		40,380

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — 0.9%
651	Allstate Corp. (The), 3.150%, 06/15/23	692
	American International Group, Inc.,
1,500	2.300%, 07/16/19	1,528
1,241	3.875%, 01/15/35	1,232
3,750	4.800%, 07/10/45	4,031
240	Aon Corp., 6.250%, 09/30/40	310
	Berkshire Hathaway Finance Corp.,
1,000	5.400%, 05/15/18	1,071
500	5.750%, 01/15/40	680
315	Chubb Corp. (The), 5.750%, 05/15/18	339
2,067	Chubb INA Holdings, Inc., 2.875%, 11/03/22	2,175
	CNA Financial Corp.,
373	3.950%, 05/15/24	394
271	4.500%, 03/01/26	293
	CNO Financial Group, Inc.,
1,156	4.500%, 05/30/20	1,167
1,255	5.250%, 05/30/25	1,246
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	769
996	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	1,088
1,775	Jackson National Life Global Funding, 1.875%, 10/15/18 (e)	1,793
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	474
920	7.800%, 03/15/37 (e)	1,067
1,100	Lincoln National Corp., 3.350%, 03/09/25	1,119
2,684	Manulife Financial Corp., (Canada), 4.150%, 03/04/26	2,923
1,271	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	1,292
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	182
2,085	MassMutual Global Funding II, 2.500%, 10/17/22 (e)	2,104
	MetLife, Inc.,
1,592	3.600%, 11/13/25	1,686
869	4.050%, 03/01/45	865
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	929
1,820	3.000%, 01/10/23 (e)	1,879
400	3.650%, 06/14/18 (e)	416
649	3.875%, 04/11/22 (e)	703
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	2,049
1,000	9.375%, 08/15/39 (e)	1,598

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — continued
	New York Life Global Funding,
968	1.950%, 02/11/20 (e)	980
2,039	2.150%, 06/18/19 (e)	2,079
3,500	2.350%, 07/14/26 (e)	3,478
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	425
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	408
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,745
1,489	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,495
175	Principal Financial Group, Inc., 8.875%, 05/15/19	207
	Principal Life Global Funding II,
744	2.250%, 10/15/18 (e)	757
586	3.000%, 04/18/26 (e)	599
205	Prudential Financial, Inc., 5.375%, 06/21/20	231
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	203
500	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44 (e)	570
1,475	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,585
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	953

		53,809

	Real Estate Management & Development — 0.0% (g)
200	Shimao Property Holdings Ltd., (Cayman Islands), 8.375%, 02/10/22	227

	Thrifts & Mortgage Finance — 0.1%
2,145	BPCE S.A., (France), 1.625%, 01/26/18	2,150
3,254	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	3,247
689	Radian Group, Inc., 7.000%, 03/15/21	775

		6,172

	Total Financials	454,872

	Health Care — 2.0%
	Biotechnology — 0.4%
	Amgen, Inc.,
600	2.600%, 08/19/26	597
1,700	3.625%, 05/22/24	1,833
640	3.875%, 11/15/21	696
558	4.563%, 06/15/48 (e)	603
1,914	4.663%, 06/15/51 (e)	2,061
150	5.700%, 02/01/19	165
	Baxalta, Inc.,
1,333	3.600%, 06/23/22	1,372

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Biotechnology — continued
840	5.250%, 06/23/45	987
	Biogen, Inc.,
700	2.900%, 09/15/20	729
1,320	5.200%, 09/15/45	1,593
	Celgene Corp.,
1,456	3.625%, 05/15/24	1,542
1,400	4.625%, 05/15/44	1,515
	Gilead Sciences, Inc.,
981	3.250%, 09/01/22	1,044
1,546	3.650%, 03/01/26	1,676
500	3.700%, 04/01/24	541
1,700	4.400%, 12/01/21	1,909
3,925	4.750%, 03/01/46	4,567

		23,430

	Health Care Equipment & Supplies — 0.2%
	Becton, Dickinson & Co.,
2,377	2.675%, 12/15/19	2,460
352	3.734%, 12/15/24	383
750	3.875%, 05/15/24	811
100	5.000%, 05/15/19	109
400	6.000%, 05/15/39	516
1,600	Covidien International Finance S.A., (Luxembourg), 4.200%, 06/15/20	1,746
2,195	Danaher Corp., 3.350%, 09/15/25	2,418
435	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	457
835	Hologic, Inc., 5.250%, 07/15/22 (e)	888
	Mallinckrodt International Finance S.A., (Luxembourg),
240	3.500%, 04/15/18	240
228	4.750%, 04/15/23	212
1,039	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.625%, 10/15/23 (e)	1,043
	Medtronic, Inc.,
1,000	3.500%, 03/15/25	1,084
2,001	4.375%, 03/15/35	2,299
217	4.625%, 03/15/45	260
	Teleflex, Inc.,
239	4.875%, 06/01/26	249
945	5.250%, 06/15/24	990

		16,165

	Health Care Providers & Services — 0.9%
	Aetna, Inc.,
546	2.800%, 06/15/23	558
245	4.250%, 06/15/36	255

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — continued
224	4.500%, 05/15/42	248
180	Amsurg Corp., 5.625%, 11/30/20	186
	Anthem, Inc.,
577	3.125%, 05/15/22	600
1,505	3.300%, 01/15/23	1,575
687	Ascension Health, 3.945%, 11/15/46	771
815	Cardinal Health, Inc., 2.400%, 11/15/19	832
	Centene Corp.,
1,159	4.750%, 05/15/22	1,204
1,420	5.625%, 02/15/21	1,510
1,310	6.125%, 02/15/24	1,428
	CHS/Community Health Systems, Inc.,
342	5.125%, 08/15/18	346
1,775	5.125%, 08/01/21	1,751
970	DaVita, Inc., 5.000%, 05/01/25	983
	Express Scripts Holding Co.,
198	3.000%, 07/15/23	201
1,250	3.500%, 06/15/24	1,298
	Fresenius Medical Care U.S. Finance II, Inc.,
660	4.125%, 10/15/20 (e)	696
690	4.750%, 10/15/24 (e)	738
346	5.625%, 07/31/19 (e)	379
1,314	5.875%, 01/31/22 (e)	1,495
1,250	6.500%, 09/15/18 (e)	1,361
1,000	6.875%, 07/15/17	1,041
750	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	851
	HCA, Inc.,
947	3.750%, 03/15/19	976
1,050	4.250%, 10/15/19	1,101
1,420	4.500%, 02/15/27	1,434
1,176	4.750%, 05/01/23	1,230
2,050	5.000%, 03/15/24	2,168
950	5.250%, 04/15/25	1,018
725	5.250%, 06/15/26	775
857	5.375%, 02/01/25	885
2,557	5.875%, 03/15/22	2,813
2,810	6.500%, 02/15/20	3,102
2,065	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	1,872
1,265	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	1,314
	LifePoint Health, Inc.,
680	5.375%, 05/01/24 (e)	698
1,216	5.500%, 12/01/21	1,271

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
	Memorial Sloan-Kettering Cancer Center,
225	4.125%, 07/01/52	253
785	4.200%, 07/01/55	896
174	Quest Diagnostics, Inc., 3.450%, 06/01/26	181
	Tenet Healthcare Corp.,
2,103	4.375%, 10/01/21	2,098
1,852	4.500%, 04/01/21	1,856
210	4.750%, 06/01/20	215
1,962	6.000%, 10/01/20	2,075
1,050	6.250%, 11/01/18	1,121
500	VAR, 4.153%, 06/15/20	499
1,075	Texas Health Resources, 4.330%, 11/15/55	1,226
	UnitedHealth Group, Inc.,
2,500	2.875%, 12/15/21	2,631
125	3.350%, 07/15/22	135
806	3.375%, 11/15/21	866
98	4.625%, 07/15/35	116
1,390	6.000%, 02/15/18	1,485
	Universal Health Services, Inc.,
172	3.750%, 08/01/19 (e)	179
482	4.750%, 08/01/22 (e)	500

		57,296

	Life Sciences Tools & Services — 0.0% (g)
980	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	1,019
628	Thermo Fisher Scientific, Inc., 3.600%, 08/15/21	668

		1,687

	Pharmaceuticals — 0.5%
	AbbVie, Inc.,
1,523	1.750%, 11/06/17	1,530
205	2.300%, 05/14/21	207
653	3.200%, 11/06/22	682
158	4.300%, 05/14/36	167
1,630	4.450%, 05/14/46	1,745
2,532	4.500%, 05/14/35	2,746
	Actavis Funding SCS, (Luxembourg),
542	3.450%, 03/15/22	567
552	4.550%, 03/15/35	595
300	Actavis, Inc., 3.250%, 10/01/22	311
1,100	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	1,119
1,395	Concordia International Corp., (Canada), 7.000%, 04/15/23 (e)	1,081

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — continued
	GlaxoSmithKline Capital, Inc.,
400	5.375%, 04/15/34	507
920	6.375%, 05/15/38	1,341
2,000	Johnson & Johnson, 2.450%, 03/01/26	2,065
	Merck & Co., Inc.,
1,953	2.350%, 02/10/22	2,010
562	2.800%, 05/18/23	591
	Mylan N.V., (Netherlands),
1,000	3.150%, 06/15/21 (e)	1,022
1,000	5.250%, 06/15/46 (e)	1,099
2,705	Novartis Capital Corp., 3.400%, 05/06/24	2,973
	Pfizer, Inc.,
1,500	2.750%, 06/03/26	1,556
800	3.000%, 06/15/23	855
250	6.200%, 03/15/19	280
745	Pharmacia Corp., 6.600%, 12/01/28	1,027
450	Roche Holdings, Inc., 2.250%, 09/30/19 (e)	462
	Teva Pharmaceutical Finance Netherlands III B.V., (Netherlands),
8,145	2.800%, 07/21/23	8,182
708	3.150%, 10/01/26	713
	Valeant Pharmaceuticals International, Inc., (Canada),
400	5.375%, 03/15/20 (e)	377
35	5.500%, 03/01/23 (e)	30
833	5.875%, 05/15/23 (e)	733
135	6.375%, 10/15/20 (e)	129

		36,702

	Total Health Care	135,280

	Health Care Providers & Services — 0.0% (g)
	Health Care — 0.0% (g)
400	Kaiser Foundation Hospitals, 3.500%, 04/01/22	425

	Industrials — 2.0%
	Aerospace & Defense — 0.3%
589	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	609
	BAE Systems Holdings, Inc.,
1,350	3.800%, 10/07/24 (e)	1,427
145	6.375%, 06/01/19 (e)	162
400	Boeing Co. (The), 6.125%, 02/15/33	549
	Bombardier, Inc., (Canada),
953	4.750%, 04/15/19 (e)	956
217	5.500%, 09/15/18 (e)	223

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Aerospace & Defense — continued
575	5.750%, 03/15/22 (e)	543
500	7.750%, 03/15/20 (e)	530
308	General Dynamics Corp., 1.875%, 08/15/23	305
960	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	1,010
	Lockheed Martin Corp.,
600	3.800%, 03/01/45	623
1,311	4.070%, 12/15/42	1,417
155	Series B, 6.150%, 09/01/36	211
997	Orbital ATK, Inc., 5.250%, 10/01/21	1,039
3,035	Precision Castparts Corp., 3.250%, 06/15/25	3,267
	Raytheon Co.,
280	3.150%, 12/15/24	302
730	4.875%, 10/15/40	911
700	Triumph Group, Inc., 4.875%, 04/01/21	674
2,471	United Technologies Corp., 4.500%, 06/01/42	2,929

		17,687

	Air Freight & Logistics — 0.0% (g)
669	FedEx Corp., 3.900%, 02/01/35	699
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	347
534	United Parcel Service, Inc., 2.450%, 10/01/22	557

		1,603

	Airlines — 0.1%
878	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), Series 2013-1A, 4.125%, 05/15/25 (e)	934
1,055	American Airlines 2016-2 Class A Pass-Through Trust, Series 16-2, Class A, 3.650%, 06/15/28	1,112
429	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	447
301	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	328
199	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	221
542	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	582
222	Delta Air Lines 2009-1 Series B Pass-Through Trust, Series 2009-1, Class B, 9.750%, 12/17/16	229
220	Delta Air Lines 2012-1 Class A Pass-Through Trust, Series 2012-1A, 4.750%, 05/07/20	234
250	Delta Air Lines 2012-1 Class B Pass-Through Trust, Series 2012-1B, 6.875%, 05/07/19 (e)	270

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Airlines — continued
89	Northwest Airlines 2007-1 Class A Pass-Through Trust, Series 2007-1, Class A, 7.027%, 11/01/19	101
907	U.S. Airways 2013-1 Class B Pass-Through Trust, Series 2013-1B, 5.375%, 11/15/21	938
	UAL 2007-1 Pass-Through Trust,
1,172	6.636%, 07/02/22	1,248
401	Series B, 7.336%, 07/02/19	420
348	United Airlines 2016-1 Class A Pass-Through Trust, 3.450%, 07/07/28	363
336	United Airlines 2016-1 Class AA Pass-Through Trust, 3.100%, 07/07/28	348

		7,775

	Building Products — 0.2%
	Masco Corp.,
839	4.450%, 04/01/25	899
2,982	5.950%, 03/15/22	3,462
95	7.125%, 03/15/20	110
240	Masonite International Corp., (Canada), Class C, 5.625%, 03/15/23 (e)	254
	Standard Industries, Inc.,
382	5.125%, 02/15/21 (e)	403
1,296	5.375%, 11/15/24 (e)	1,377
639	5.500%, 02/15/23 (e)	677
1,820	6.000%, 10/15/25 (e)	1,993
643	USG Corp., 5.500%, 03/01/25 (e)	698

		9,873

	Commercial Services & Supplies — 0.3%
	ADT Corp. (The),
361	3.500%, 07/15/22	345
5,313	4.125%, 06/15/23	5,216
350	5.250%, 03/15/20	378
195	Aramark Services, Inc., 5.125%, 01/15/24	202
	Covanta Holding Corp.,
750	5.875%, 03/01/24	754
1,730	6.375%, 10/01/22	1,799
764	Deluxe Corp., 6.000%, 11/15/20	792
5,494	ILFC E-Capital Trust I, VAR, 3.980%, 12/21/65 (e)	4,387
600	ILFC E-Capital Trust II, VAR, 4.230%, 12/21/65 (e)	486
	World Capital Corp., (Canada),
1,160	0.000%, 08/01/27 (d)	—	(h)
1,145	6.125%, 01/15/16 (d)	—	(h)
212	R.R. Donnelley & Sons Co., 6.500%, 11/15/23	215

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Commercial Services & Supplies — continued
	Republic Services, Inc.,
245	2.900%, 07/01/26	250
348	3.550%, 06/01/22	373
190	4.750%, 05/15/23	214
	Waste Management, Inc.,
248	2.400%, 05/15/23	251
936	3.125%, 03/01/25	985
535	3.500%, 05/15/24	577
294	3.900%, 03/01/35	317
667	West Corp., 4.750%, 07/15/21 (e)	680

		18,221

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	75
303	2.875%, 05/08/22	318
326	4.375%, 05/08/42	378
	AECOM,
1,200	5.750%, 10/15/22	1,272
1,550	5.875%, 10/15/24	1,696
360	Fluor Corp., 3.375%, 09/15/21	385
2,600	MasTec, Inc., 4.875%, 03/15/23	2,600
1,216	Tutor Perini Corp., 7.625%, 11/01/18	1,228

		7,952

	Electrical Equipment — 0.1%
	Eaton Corp.,
900	2.750%, 11/02/22	929
550	5.600%, 05/15/18	588
425	Emerson Electric Co., 5.250%, 11/15/39	540
463	EnerSys, 5.000%, 04/30/23 (e)	462
	Power Sector Assets & Liabilities Management Corp., (Philippines),
100	7.390%, 12/02/24 (e)	138
100	Reg. S, 7.390%, 12/02/24	137
	Sensata Technologies B.V., (Netherlands),
1,000	4.875%, 10/15/23 (e)	1,033
554	5.000%, 10/01/25 (e)	573
170	5.625%, 11/01/24 (e)	180

		4,580

	Industrial Conglomerates — 0.2%
200	CITIC Ltd., (Hong Kong), Reg. S, 6.800%, 01/17/23	245
	General Electric Co.,
436	1.600%, 11/20/17	439
629	2.200%, 01/09/20	646

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Industrial Conglomerates — continued
4,671	2.300%, 04/27/17	4,710
501	2.700%, 10/09/22	523
215	3.150%, 09/07/22	230
85	5.300%, 02/11/21	98
94	5.500%, 01/08/20	106
965	5.875%, 01/14/38	1,320
145	6.875%, 01/10/39	222
100,000	Series 15BR, 2.215%, 11/20/20	1,044
315	Series A, 6.750%, 03/15/32	451
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	439
257	3.250%, 11/08/22 (e)	273
215	Koninklijke Philips N.V., (Netherlands), 7.200%, 06/01/26	270
2,037	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	2,052
453	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	495

		13,563

	Machinery — 0.1%
565	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	489
1,000	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	440
1,910	Briggs & Stratton Corp., 6.875%, 12/15/20	2,101
	Caterpillar, Inc.,
198	2.600%, 06/26/22	206
680	3.803%, 08/15/42	714
	CNH Industrial Capital LLC,
850	3.375%, 07/15/19	862
655	3.625%, 04/15/18	668
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	2,359
135	Ingersoll-Rand Co., 7.200%, 06/01/25	156
220	Oshkosh Corp., 5.375%, 03/01/25	231
	Parker-Hannifin Corp.,
438	3.300%, 11/21/24	470
440	6.250%, 05/15/38	632

		9,328

	Marine — 0.0% (g)
1,138	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	228

	Professional Services — 0.0% (g)
858	CEB, Inc., 5.625%, 06/15/23 (e)	852
244	FTI Consulting, Inc., 6.000%, 11/15/22	257

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Professional Services — continued
1,110	IHS Markit Ltd., (Bermuda), 5.000%, 11/01/22 (e)	1,179

		2,288

	Road & Rail — 0.4%
	Ashtead Capital, Inc.,
525	5.625%, 10/01/24 (e)	552
1,058	6.500%, 07/15/22 (e)	1,116
239	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, Series 00-2, Class TR, 7.908%, 01/15/20	260
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	171
2,500	3.050%, 09/01/22	2,644
510	4.375%, 09/01/42	585
1,630	4.700%, 09/01/45	1,968
220	5.650%, 05/01/17	227
1,150	6.700%, 08/01/28	1,573
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,324
	Canadian Pacific Railway Co., (Canada),
1,680	4.500%, 01/15/22	1,842
1,456	6.125%, 09/15/15[1]	1,815
165	7.250%, 05/15/19	189
280	9.450%, 08/01/21	364
	CSX Corp.,
284	3.950%, 05/01/50	293
1,075	7.375%, 02/01/19	1,222
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	209
250	6.375%, 10/15/17 (e)	263
800	6.700%, 06/01/34 (e)	1,075
200	Georgian Railway JSC, (Georgia), Reg. S, 7.750%, 07/11/22	223
400	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S, 6.950%, 07/10/42	433
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	479
1,415	3.250%, 12/01/21	1,495
506	6.000%, 05/23/11[2]	627
1,767	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	1,827
	Ryder System, Inc.,
500	2.450%, 11/15/18	507
325	2.450%, 09/03/19	330
840	2.650%, 03/02/20	858

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Road & Rail — continued
200	Transnet SOC Ltd., (South Africa), Reg. S, 4.000%, 07/26/22	193
	Union Pacific Corp.,
225	2.250%, 02/15/19	230
341	4.163%, 07/15/22	384
283	4.300%, 06/15/42	323
3,220	Union Pacific Railroad Co. 2015-1 Pass-Through Trust, 2.695%, 05/12/27	3,199

		28,800

	Trading Companies & Distributors — 0.2%
560	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	384
242	Air Lease Corp., 3.000%, 09/15/23	239
	Aircastle Ltd., (Bermuda),
1,196	5.000%, 04/01/23	1,268
647	5.125%, 03/15/21	702
475	5.500%, 02/15/22	516
213	6.250%, 12/01/19	236
1,885	7.625%, 04/15/20	2,177
200	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	205
	United Rentals North America, Inc.,
2,178	4.625%, 07/15/23	2,228
1,220	5.750%, 11/15/24	1,269
135	5.875%, 09/15/26	140
1,500	6.125%, 06/15/23	1,577
680	WESCO Distribution, Inc., 5.375%, 06/15/24 (e)	695
	WW Grainger, Inc.,
436	3.750%, 05/15/46	462
791	4.600%, 06/15/45	946

		13,044

	Transportation Infrastructure — 0.0% (g)
150	DP World Ltd., (United Arab Emirates), Reg. S, 6.850%, 07/02/37	175

	Total Industrials	135,117

	Information Technology — 1.9%
	Communications Equipment — 0.3%
	Avaya, Inc.,
4,960	7.000%, 04/01/19 (e)	3,695
2,159	10.500%, 03/01/21	562
	Cisco Systems, Inc.,
6,500	2.200%, 02/28/21	6,670
149	2.900%, 03/04/21	157
3,751	3.000%, 06/15/22	4,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Communications Equipment — continued
500	5.500%, 01/15/40	662
375	5.900%, 02/15/39	517
	CommScope, Inc.,
602	4.375%, 06/15/20 (e)	623
100	5.500%, 06/15/24 (e)	105
2,046	Goodman Networks, Inc., 12.125%, 07/01/18	1,013
	Nokia OYJ, (Finland),
783	5.375%, 05/15/19	846
587	6.625%, 05/15/39	640
930	Plantronics, Inc., 5.500%, 05/31/23 (e)	967

		20,457

	Electronic Equipment, Instruments & Components — 0.1%
1,380	Anixter, Inc., 5.500%, 03/01/23	1,452
	Arrow Electronics, Inc.,
653	4.000%, 04/01/25	657
250	6.000%, 04/01/20	275
100	7.500%, 01/15/27	124
292	CDW LLC/CDW Finance Corp., 6.000%, 08/15/22	314

		2,822

	Internet Software & Services — 0.1%
	eBay, Inc.,
2,491	2.600%, 07/15/22	2,522
1,742	3.450%, 08/01/24	1,814
	Match Group, Inc.,
280	6.375%, 06/01/24	305
500	6.750%, 12/15/22	532
	VeriSign, Inc.,
716	4.625%, 05/01/23	732
166	5.250%, 04/01/25	173

		6,078

	IT Services — 0.1%
450	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	443
	First Data Corp.,
1,491	5.000%, 01/15/24 (e)	1,517
489	5.375%, 08/15/23 (e)	507
2,134	6.750%, 11/01/20 (e)	2,220
	International Business Machines Corp.,
720	4.000%, 06/20/42	769
770	5.875%, 11/29/32	1,040
650	7.000%, 10/30/25	884
491	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	517

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	IT Services — continued
1,350	Visa, Inc., Series 7YR, 2.800%, 12/14/22	1,416

		9,313

	Semiconductors & Semiconductor Equipment — 0.3%
	Intel Corp.,
825	2.600%, 05/19/26	846
565	2.700%, 12/15/22	591
605	3.100%, 07/29/22	646
634	3.300%, 10/01/21	684
326	3.700%, 07/29/25	363
	Micron Technology, Inc.,
1,154	5.250%, 08/01/23 (e)	1,117
626	5.250%, 01/15/24 (e)	599
1,334	5.500%, 02/01/25	1,292
583	5.625%, 01/15/26 (e)	557
332	5.875%, 02/15/22	334
784	7.500%, 09/15/23 (e)	864
	NXP B.V./NXP Funding LLC, (Netherlands),
1,298	4.125%, 06/15/20 (e)	1,344
2,086	4.125%, 06/01/21 (e)	2,182
1,485	4.625%, 06/15/22 (e)	1,564
500	5.750%, 02/15/21 (e)	521
500	5.750%, 03/15/23 (e)	532
1,307	Qorvo, Inc., 6.750%, 12/01/23 (e)	1,423
2,817	QUALCOMM, Inc., 4.800%, 05/20/45	3,212
978	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	1,072
462	Texas Instruments, Inc., 1.650%, 08/03/19	468

		20,211

	Software — 0.5%
2,080	Activision Blizzard, Inc., 6.125%, 09/15/23 (e)	2,275
655	Intuit, Inc., 5.750%, 03/15/17	671
	Microsoft Corp.,
519	2.125%, 11/15/22	526
25	2.375%, 02/12/22	26
30	2.375%, 05/01/23	31
5,265	2.650%, 11/03/22	5,506
2,000	3.450%, 08/08/36	2,059
545	3.625%, 12/15/23	601
2,575	4.450%, 11/03/45	2,995
595	4.500%, 10/01/40	691
	Open Text Corp., (Canada),
287	5.625%, 01/15/23 (e)	296
399	5.875%, 06/01/26 (e)	421

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Software — continued
	Oracle Corp.,
418	1.900%, 09/15/21	419
495	2.400%, 09/15/23	499
1,821	2.500%, 10/15/22	1,870
369	2.800%, 07/08/21	386
1,500	3.900%, 05/15/35	1,582
7,000	4.000%, 07/15/46	7,371
780	4.300%, 07/08/34	865
5,215	4.375%, 05/15/55	5,674
241	5.375%, 07/15/40	302
1,030	6.500%, 04/15/38	1,454

		36,520

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
1,546	1.550%, 08/04/21	1,541
802	2.150%, 02/09/22	818
1,648	2.400%, 05/03/23	1,687
1,000	2.500%, 02/09/25	1,016
2,580	2.700%, 05/13/22	2,694
1,270	2.850%, 05/06/21	1,339
372	3.250%, 02/23/26	397
3,415	3.850%, 08/04/46	3,539
1,123	4.500%, 02/23/36	1,298
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
5	3.480%, 06/01/19 (e)	5
411	4.420%, 06/15/21 (e)	430
2,119	5.450%, 06/15/23 (e)	2,258
660	5.875%, 06/15/21 (e)	699
5,489	6.020%, 06/15/26 (e)	5,884
680	7.125%, 06/15/24 (e)	736
167	8.100%, 07/15/36 (e)	194
238	8.350%, 07/15/46 (e)	277
531	Diebold, Inc., 8.500%, 04/15/24 (e)	540
	HP, Inc.,
524	4.300%, 06/01/21	565
290	4.375%, 09/15/21	313
141	6.000%, 09/15/41	145
	NCR Corp.,
343	5.000%, 07/15/22	350
419	5.875%, 12/15/21	439
522	6.375%, 12/15/23	552
	Western Digital Corp.,
1,008	7.375%, 04/01/23 (e)	1,094

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Technology Hardware, Storage & Peripherals — continued
2,168	10.500%, 04/01/24 (e)	2,450

		31,260

	Total Information Technology	126,661

	Materials — 1.6%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
511	4.125%, 03/15/35	504
1,875	5.250%, 01/15/45	2,087
1,675	Ashland, Inc., 4.750%, 08/15/22	1,755
410	Axalta Coating Systems LLC, 4.875%, 08/15/24 (e)	427
1,500	Axiall Corp., 4.875%, 05/15/23	1,573
370	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	498
	Blue Cube Spinco, Inc.,
1,713	9.750%, 10/15/23 (e)	2,026
1,154	10.000%, 10/15/25 (e)	1,373
1,520	Celanese U.S. Holdings LLC, 4.625%, 11/15/22	1,662
	Dow Chemical Co. (The),
121	3.000%, 11/15/22	125
121	4.125%, 11/15/21	133
	E.I. du Pont de Nemours & Co.,
851	4.900%, 01/15/41	978
625	6.500%, 01/15/28	801
	Ecolab, Inc.,
363	1.450%, 12/08/17	364
892	2.250%, 01/12/20	910
1,027	3.250%, 01/14/23	1,073
179	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	205
3,372	Hexion, Inc., 6.625%, 04/15/20	2,923
705	Monsanto Co., 4.700%, 07/15/64	678
	Mosaic Co. (The),
429	3.750%, 11/15/21	452
354	4.250%, 11/15/23	377
429	4.875%, 11/15/41	426
364	5.450%, 11/15/33	399
100	5.625%, 11/15/43	110
	NOVA Chemicals Corp., (Canada),
372	5.000%, 05/01/25 (e)	384
1,255	5.250%, 08/01/23 (e)	1,302
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	243
200	OCP S.A., (Morocco), Reg. S, 6.875%, 04/25/44	234

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
1,123	PolyOne Corp., 5.250%, 03/15/23	1,174
685	Praxair, Inc., 2.650%, 02/05/25	705
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,650
140	Valvoline, Inc., 5.500%, 07/15/24 (e)	147
	W.R. Grace & Co.-Conn,
300	5.125%, 10/01/21 (e)	319
100	5.625%, 10/01/24 (e)	108

		28,125

	Construction Materials — 0.1%
	Cemex S.A.B. de C.V., (Mexico),
5,950	7.250%, 01/15/21 (e)	6,380
200	Reg. S, 6.125%, 05/05/25	210
1,249	CRH America, Inc., 5.125%, 05/18/45 (e)	1,399
400	Lafarge S.A., (France), 7.125%, 07/15/36	500
517	U.S. Concrete, Inc., 6.375%, 06/01/24	539

		9,028

	Containers & Packaging — 0.2%
	Ball Corp.,
550	4.000%, 11/15/23	560
900	4.375%, 12/15/20	969
1,150	5.000%, 03/15/22	1,242
940	5.250%, 07/01/25	1,017
360	Cascades, Inc., (Canada), 5.500%, 07/15/22 (e)	362
480	Constar International, Inc., 11.000%, 12/31/17 (d)	50
966	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	1,009
	Graphic Packaging International, Inc.,
576	4.750%, 04/15/21	617
645	4.875%, 11/15/22	680
1,071	International Paper Co., 3.000%, 02/15/27	1,065
	Sealed Air Corp.,
515	4.875%, 12/01/22 (e)	541
2,365	5.125%, 12/01/24 (e)	2,530
500	5.250%, 04/01/23 (e)	534
275	6.500%, 12/01/20 (e)	314
826	Silgan Holdings, Inc., 5.500%, 02/01/22	859

		12,349

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — 0.9%
	Alcoa, Inc.,
2,820	5.125%, 10/01/24	2,975
1,581	5.400%, 04/15/21	1,677
940	5.720%, 02/23/19	1,009
2,714	5.870%, 02/23/22	2,938
544	6.150%, 08/15/20	594
1,072	6.750%, 01/15/28	1,193
	Anglo American Capital plc, (United Kingdom),
490	4.125%, 04/15/21 (e)	485
2,600	4.450%, 09/27/20 (e)	2,626
2,704	4.875%, 05/14/25 (e)	2,711
	ArcelorMittal, (Luxembourg),
765	6.125%, 06/01/25	822
2,310	6.500%, 03/01/21	2,506
6,445	7.250%, 02/25/22	7,251
426	8.000%, 10/15/39	458
	BHP Billiton Finance USA Ltd., (Australia),
1,000	5.000%, 09/30/43	1,194
575	5.400%, 03/29/17	588
120	6.500%, 04/01/19	135
315	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 6.500%, 05/15/21 (e)	335
200	Cia Minera Milpo SAA, (Peru), Reg. S, 4.625%, 03/28/23	200
999	Commercial Metals Co., 4.875%, 05/15/23	1,004
	Corp. Nacional del Cobre de Chile, (Chile),
200	Reg. S, 3.875%, 11/03/21	212
200	Reg. S, 4.500%, 08/13/23	214
750	Reg. S, 4.500%, 09/16/25	794
	Freeport-McMoRan, Inc.,
1,010	2.150%, 03/01/17	1,006
1,510	3.100%, 03/15/20	1,389
4,300	3.875%, 03/15/23	3,687
3,310	4.000%, 11/14/21	3,029
4,900	5.450%, 03/15/43	3,749
100	Glencore Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	108
931	Kaiser Aluminum Corp., 5.875%, 05/15/24 (e)	987
1,245	Lundin Mining Corp., (Canada), 7.500%, 11/01/20 (e)	1,313
1,510	Nucor Corp., 6.400%, 12/01/37	1,911
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	756
500	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	595

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
	Southern Copper Corp.,
510	5.875%, 04/23/45	514
	Steel Dynamics, Inc.,
1,432	5.125%, 10/01/21	1,489
235	5.250%, 04/15/23	244
870	5.500%, 10/01/24	918
605	6.125%, 08/15/19	625
795	6.375%, 08/15/22	839
	Teck Resources Ltd., (Canada),
415	3.000%, 03/01/19	403
1,001	3.750%, 02/01/23	858
760	8.000%, 06/01/21 (e)	823
434	8.500%, 06/01/24 (e)	488

		57,652

	Paper & Forest Products — 0.0% (g)
	Clearwater Paper Corp.,
1,145	4.500%, 02/01/23	1,141
750	5.375%, 02/01/25 (e)	757
335	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	231
250	Louisiana-Pacific Corp., 7.500%, 06/01/20	260

		2,389

	Total Materials	109,543

	Oil, Gas & Consumable Fuels — 0.0% (g)
200	Sinopec Group Overseas Development 2015 Ltd., (United Kingdom), Reg. S, 4.100%, 04/28/45	220

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
2,730	American Tower Corp., 3.375%, 10/15/26	2,798
	American Tower Trust I,
723	1.551%, 03/15/18 (e)	721
200	3.070%, 03/15/23 (e)	208
	Boston Properties LP,
1,278	3.650%, 02/01/26	1,363
1,302	4.125%, 05/15/21	1,421
800	5.625%, 11/15/20	912
984	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	1,030
	Duke Realty LP,
180	3.250%, 06/30/26	185
1,519	3.875%, 10/15/22	1,617
1,100	DuPont Fabros Technology LP, 5.625%, 06/15/23	1,152

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Equity Real Estate Investment Trusts (REITs) — continued
	Equinix, Inc.,
1,000	4.875%, 04/01/20	1,040
208	5.375%, 01/01/22	222
2,645	5.750%, 01/01/25	2,830
266	5.875%, 01/15/26	290
	Equity Commonwealth,
1,865	5.875%, 09/15/20	2,064
300	6.650%, 01/15/18	311
	HCP, Inc.,
500	3.875%, 08/15/24	512
564	4.250%, 11/15/23	594
1,236	Prologis LP, 3.750%, 11/01/25	1,335
2,018	Realty Income Corp., 3.875%, 07/15/24	2,139
345	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	351
	Simon Property Group LP,
492	4.375%, 03/01/21	544
415	6.750%, 02/01/40	621
2,328	Series 5YR, 2.500%, 07/15/21	2,396
	Ventas Realty LP,
448	3.500%, 02/01/25	464
588	3.750%, 05/01/24	617
304	4.125%, 01/15/26	329
	VEREIT Operating Partnership LP,
345	4.125%, 06/01/21	361
76	4.875%, 06/01/26	82

		28,509

	Real Estate Management & Development — 0.0% (g)
200	Franshion Development Ltd., (United Kingdom), Reg. S, 6.750%, 04/15/21	232
420	Kennedy-Wilson, Inc., 5.875%, 04/01/24	424

		656

	Total Real Estate	29,165

	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.4%
1,160	Altice Financing S.A., (Luxembourg), 7.500%, 05/15/26 (e)	1,221
	AT&T, Inc.,
1,736	3.000%, 06/30/22	1,788
520	3.600%, 02/17/23	549
530	3.800%, 03/15/22	568
225	3.875%, 08/15/21	244
2,202	3.950%, 01/15/25	2,360
1,543	4.300%, 12/15/42	1,550

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
466	4.350%, 06/15/45	470
407	4.750%, 05/15/46	435
4,200	4.800%, 06/15/44	4,464
1,030	5.350%, 09/01/40	1,177
610	5.500%, 02/01/18	644
580	6.000%, 08/15/40	703
1,500	6.300%, 01/15/38	1,897
600	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	826
2,025	BellSouth LLC, 6.875%, 10/15/31	2,545
	CCO Holdings LLC/CCO Holdings Capital Corp.,
576	5.250%, 03/15/21	601
1,000	5.250%, 09/30/22	1,050
696	5.375%, 05/01/25 (e)	733
1,860	5.500%, 05/01/26 (e)	1,969
167	5.750%, 09/01/23	176
2,877	5.750%, 02/15/26 (e)	3,078
3,800	5.875%, 04/01/24 (e)	4,095
592	5.875%, 05/01/27 (e)	634
655	6.625%, 01/31/22	689
1,179	Cincinnati Bell, Inc., 8.375%, 10/15/20	1,220
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	111
1,000	8.750%, 06/15/30	1,563
11,744	Embarq Corp., 7.995%, 06/01/36	12,177
	Frontier Communications Corp.,
245	6.250%, 09/15/21	239
685	7.125%, 03/15/19	738
205	8.125%, 10/01/18	226
2,150	8.500%, 04/15/20	2,319
1,090	9.000%, 08/15/31	1,060
3,934	9.250%, 07/01/21	4,259
1,139	10.500%, 09/15/22	1,239
2,562	11.000%, 09/15/25	2,767
1,000	GTE Corp., 6.940%, 04/15/28	1,308
1,120	Intelsat Jackson Holdings S.A., (Luxembourg), 8.000%, 02/15/24 (e)	1,126
255	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	75
272	Level 3 Communications, Inc., 5.750%, 12/01/22	284
	Level 3 Financing, Inc.,
3,327	5.250%, 03/15/26 (e)	3,452
2,162	5.375%, 01/15/24	2,267

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	765
1,190	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,147
330	Qwest Corp., 7.250%, 09/15/25	357
400	Sprint Capital Corp., 8.750%, 03/15/32	396
190	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	209
	Telefonica Emisiones S.A.U., (Spain),
82	5.134%, 04/27/20	91
138	5.462%, 02/16/21	157
1,250	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	1,284
	Verizon Communications, Inc.,
776	2.625%, 08/15/26	768
590	3.500%, 11/01/24	633
1,300	3.850%, 11/01/42	1,258
2,102	4.150%, 03/15/24	2,334
482	4.400%, 11/01/34	512
1,868	4.500%, 09/15/20	2,061
646	4.522%, 09/15/48	685
2,071	4.672%, 03/15/55	2,154
4,611	4.862%, 08/21/46	5,127
257	5.012%, 08/21/54	282
1,152	5.150%, 09/15/23	1,346
350	Virgin Media Finance plc, (United Kingdom), 5.750%, 01/15/25 (e)	356
395	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/26 (e)	404
1,287	Wind Acquisition Finance S.A., (Luxembourg), 4.750%, 07/15/20 (e)	1,303

		94,525

	Wireless Telecommunication Services — 0.4%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	728
1,266	3.125%, 07/16/22	1,311
300	6.125%, 03/30/40	376
200	Bharti Airtel International Netherlands B.V., (Netherlands), Reg. S, 5.125%, 03/11/23	220
	Crown Castle Towers LLC,
735	3.663%, 05/15/45 (e)	774
1,220	6.113%, 01/15/20 (e)	1,354
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	264
3,029	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	3,150

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
	Sprint Communications, Inc.,
2,050	7.000%, 03/01/20 (e)	2,199
900	7.000%, 08/15/20	886
1,669	9.000%, 11/15/18 (e)	1,838
	Sprint Corp.,
110	7.125%, 06/15/24	103
88	7.250%, 09/15/21	87
189	7.875%, 09/15/23	183
	T-Mobile USA, Inc.,
277	5.250%, 09/01/18	283
806	6.000%, 03/01/23	854
418	6.000%, 04/15/24	445
867	6.125%, 01/15/22	915
5,676	6.250%, 04/01/21	5,924
1,460	6.375%, 03/01/25	1,569
188	6.464%, 04/28/19	192
146	6.500%, 01/15/24	157
662	6.500%, 01/15/26	724
305	6.625%, 11/15/20	315
1,294	6.625%, 04/01/23	1,381
265	6.633%, 04/28/21	278
323	6.731%, 04/28/22	340
159	6.836%, 04/28/23	170
	Vodafone Group plc, (United Kingdom),
587	1.500%, 02/19/18	587
573	1.625%, 03/20/17	574

		28,181

	Total Telecommunication Services	122,706

	Utilities — 1.5%
	Electric Utilities — 0.7%
	Alabama Power Co.,
234	3.750%, 03/01/45	248
1,250	5.500%, 03/15/41	1,614
891	6.125%, 05/15/38	1,208
589	Arizona Public Service Co., 2.200%, 01/15/20	598
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,061
200	Comision Federal de Electricidad, (Mexico), Reg. S, 5.750%, 02/14/42	220
	DTE Electric Co.,
340	3.900%, 06/01/21	373
381	3.950%, 06/15/42	425
	Duke Energy Carolinas LLC,
3,005	4.300%, 06/15/20	3,319

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
200	5.250%, 01/15/18	211
1,100	6.050%, 04/15/38	1,517
361	Duke Energy Corp., 2.650%, 09/01/26	359
115	Duke Energy Florida LLC, 5.650%, 06/15/18	124
280	Duke Energy Indiana LLC, 3.750%, 07/15/20	302
	Duke Energy Progress LLC,
607	2.800%, 05/15/22	635
200	3.250%, 08/15/25	215
305	4.100%, 05/15/42	339
90	5.300%, 01/15/19	98
500	6.300%, 04/01/38	707
526	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	533
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,318
782	Entergy Corp., 2.950%, 09/01/26	789
	Eskom Holdings SOC Ltd., (South Africa),
200	Reg. S, 6.750%, 08/06/23	198
300	Reg. S, 7.125%, 02/11/25	297
1,355	Exelon Corp., 4.450%, 04/15/46	1,506
140	Georgia Power Co., 5.950%, 02/01/39	186
200	Hrvatska Elektroprivreda, (Croatia), Reg. S, 5.875%, 10/23/22	217
	Hydro-Quebec, (Canada),
1,028	9.400%, 02/01/21	1,335
1,000	Series HK, 9.375%, 04/15/30	1,685
842	Series HY, 8.400%, 01/15/22	1,099
453	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	531
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,249
	MidAmerican Energy Co.,
1,046	3.500%, 10/15/24	1,142
860	5.300%, 03/15/18	913
	Nevada Power Co.,
446	5.375%, 09/15/40	555
600	7.125%, 03/15/19	685
398	NextEra Energy Capital Holdings, Inc., 2.400%, 09/15/19	405
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	328
	Northern States Power Co.,
173	5.350%, 11/01/39	227
765	6.250%, 06/01/36	1,074
	Pacific Gas & Electric Co.,
1,000	3.250%, 06/15/23	1,063

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
898	3.500%, 06/15/25	977
214	3.750%, 08/15/42	223
267	4.500%, 12/15/41	309
1,010	5.625%, 11/30/17	1,064
	PacifiCorp,
700	3.850%, 06/15/21	764
880	5.750%, 04/01/37	1,168
250	Series F, 7.240%, 08/16/23	316
	PECO Energy Co.,
880	2.375%, 09/15/22	897
1,880	5.350%, 03/01/18	1,992
200	Perusahaan Listrik Negara PT, (Indonesia), Reg. S, 5.500%, 11/22/21	223
360	Potomac Electric Power Co., 6.500%, 11/15/37	516
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	949
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	319
198	3.200%, 11/15/20	210
35	6.500%, 08/01/38	51
202	Public Service Co. of New Hampshire, 3.500%, 11/01/23	216
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	97
1,100	Series G, 6.625%, 11/15/37	1,450
	Public Service Electric & Gas Co.,
416	5.375%, 11/01/39	542
155	Series I, 1.800%, 06/01/19	157
104	South Carolina Electric & Gas Co., 4.500%, 06/01/64	111
	Southern California Edison Co.,
674	1.845%, 02/01/22	675
450	Series 06-E, 5.550%, 01/15/37	589
285	Series 08-A, 5.950%, 02/01/38	393
292	Southern Co. (The), 1.950%, 09/01/16	292
842	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	855
120	Union Electric Co., 8.450%, 03/15/39	204
	Virginia Electric & Power Co.,
900	2.750%, 03/15/23	932
490	3.450%, 02/15/24	533
235	6.350%, 11/30/37	329
670	8.875%, 11/15/38	1,146
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	77

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
	Xcel Energy, Inc.,
985	3.300%, 06/01/25	1,042
36	4.800%, 09/15/41	43

		50,569

	Gas Utilities — 0.2%
405	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	431
	AmeriGas Partners LP/AmeriGas Finance Corp.,
740	5.625%, 05/20/24	792
740	5.875%, 08/20/26	794
582	Atmos Energy Corp., 4.150%, 01/15/43	639
369	Boston Gas Co., 4.487%, 02/15/42 (e)	411
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	705
470	Dominion Gas Holdings LLC, 2.800%, 11/15/20	485
793	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	805
	Sabine Pass Liquefaction LLC,
2,213	5.625%, 04/15/23	2,329
578	5.625%, 03/01/25	611
905	5.625%, 02/01/21	951
2,500	5.750%, 05/15/24	2,656
830	5.875%, 06/30/26 (e)	888
1,071	6.250%, 03/15/22	1,146
1,100	Southern California Gas Co., Series TT, 2.600%, 06/15/26	1,125
1,575	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	1,591

		16,359

	Independent Power & Renewable Electricity Producers — 0.4%
	AES Corp.,
240	4.875%, 05/15/23	243
275	5.500%, 03/15/24	285
615	5.500%, 04/15/25	631
500	6.000%, 05/15/26	531
3,500	7.375%, 07/01/21	4,016
486	VAR, 3.842%, 06/01/19	486
	Calpine Corp.,
950	5.250%, 06/01/26 (e)	962
2,066	5.875%, 01/15/24 (e)	2,185
1,000	6.000%, 01/15/22 (e)	1,048
960	Exelon Generation Co. LLC, 2.950%, 01/15/20	987
2,620	GenOn Energy, Inc., 9.875%, 10/15/20	1,847

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
	NRG Energy, Inc.,
200	6.250%, 07/15/22	204
425	6.250%, 05/01/24	422
4,143	6.625%, 03/15/23	4,226
1,173	6.625%, 01/15/27 (e)	1,175
530	7.250%, 05/15/26 (e)	550
1,032	NRG REMA LLC, Series B, 9.237%, 07/02/17	919
440	NRG Yield Operating LLC, 5.000%, 09/15/26 (e)	440
1,121	PSEG Power LLC, 4.150%, 09/15/21	1,198
491	Southern Power Co., 1.850%, 12/01/17	494
	Talen Energy Supply LLC,
1,763	4.625%, 07/15/19 (e)	1,657
937	6.500%, 06/01/25	804
	TerraForm Power Operating LLC,
354	5.875%, 02/01/23 (e)	356
188	6.125%, 06/15/25 (e)	191

		25,857

	Multi-Utilities — 0.2%
1,037	Berkshire Hathaway Energy Co., 3.500%, 02/01/25	1,116
	Consolidated Edison Co. of New York, Inc.,
400	Series 06-E, 5.700%, 12/01/36	518
300	Series 09-C, 5.500%, 12/01/39	388
	Consumers Energy Co.,
491	4.350%, 08/31/64	572
925	6.700%, 09/15/19	1,068
	Dominion Resources, Inc.,
400	7.000%, 06/15/38	559
803	Series C, 2.000%, 08/15/21	805
46	Series C, 4.900%, 08/01/41	53
785	Series F, 5.250%, 08/01/33	900
434	DTE Energy Co., 2.400%, 12/01/19	443
585	NiSource Finance Corp., 6.400%, 03/15/18	626
555	NRG Yield Operating LLC, 5.375%, 08/15/24	579
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	297
685	6.000%, 06/01/26	894
500	6.000%, 06/01/39	699
	Sempra Energy,
406	3.550%, 06/15/24	430
255	6.150%, 06/15/18	275
589	9.800%, 02/15/19	701

PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE

			Multi-Utilities — continued
	493		Southern Co. Gas Capital Corp., 3.250%, 06/15/26	508

				11,431

			Water Utilities — 0.0% (g)
			American Water Capital Corp.,
	622		Class C, 3.400%, 03/01/25	671
	680		3.850%, 03/01/24	752

				1,423

			Total Utilities	105,639

			Total Corporate Bonds (Cost $1,639,144)	1,710,323

	Foreign Government Securities — 1.0%
	540		Arab Republic of Egypt, (Egypt), Reg. S, 5.875%, 06/11/25	509
	200		Armenia International Bond, (Armenia), Reg. S, 7.150%, 03/26/25	214
			Brazil Notas do Tesouro Nacional, (Brazil),
BRL	2,740		Series F, 10.000%, 01/01/23	777
BRL	2,800		Series F, 10.000%, 01/01/25	782
	200		Export Credit Bank of Turkey, (Turkey), Reg. S, 5.375%, 11/04/16	201
			Federative Republic of Brazil, (Brazil),
	200		4.875%, 01/22/21	213
	200		5.000%, 01/27/45	186
BRL	432		6.000%, 04/07/26	482
	—	(h)	6.000%, 04/07/26	—	(h)
	220		7.125%, 01/20/37	261
	1,230		8.250%, 01/20/34	1,607
			Government of Dominican Republic, (Dominican Republic),
	300		Reg. S, 5.500%, 01/27/25	318
	140		Reg. S, 5.875%, 04/18/24	150
	100		Reg. S, 6.600%, 01/28/24	112
	450		Reg. S, 6.875%, 01/29/26	520
	950		Reg. S, 7.450%, 04/30/44	1,140
			Government of Jamaica, (Jamaica),
	400		6.750%, 04/28/28	454
	200		7.875%, 07/28/45	233
	240		8.000%, 03/15/39	282
	100		9.250%, 10/17/25	129
			Government of Mongolia, (Mongolia),
	200		Reg. S, 5.125%, 12/05/22	168
	200		Reg. S, 10.875%, 04/06/21	200
	200		Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.375%, 05/15/43	173

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	137

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
2,000	Israel Government AID Bond, (Israel), 5.500%, 09/18/33	2,835
200	Kingdom of Jordan, (Jordan), 6.125%, 01/29/26 (e)	216
200	Kingdom of Morocco, (Morocco), Reg. S, 4.250%, 12/11/22	214
1,250	Province of Manitoba Canada, (Canada), 2.125%, 06/22/26	1,255
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	808
	Province of Quebec, (Canada),
300	Series A, 6.350%, 01/30/26	397
2,220	Series NN, 7.125%, 02/09/24	2,930
	Provincia de Buenos Aires, (Argentina),
200	Reg. S, 9.375%, 09/14/18	219
350	Reg. S, 9.950%, 06/09/21	396
AUD 1,400	Queensland Treasury Corp., (Australia), Reg. S, Series 18, 6.000%, 02/21/18	1,118
400	Republic of Angola, (Angola), Reg. S, 9.500%, 11/12/25	398
188	Republic of Angola Via Northern Lights III B.V., (Netherlands), Reg. S, 7.000%, 08/16/19	188
	Republic of Argentina, (Argentina),
210	SUB, 2.500%, 12/31/38	145
350	Reg. S, 6.250%, 04/22/19 (e)	373
157	6.875%, 04/22/21 (e)	170
550	Reg. S, 6.875%, 04/22/21	597
400	7.125%, 07/06/36 (e)	425
500	7.500%, 04/22/26 (e)	556
150	Reg. S, 7.625%, 04/22/46	169
294	8.280%, 12/31/33	337
170	Series NY, SUB, 2.500%, 12/31/38	117
140	Series NY, 8.280%, 12/31/33	161
440	Republic of Azerbaijan, (Azerbaijan), Reg. S, 4.750%, 03/18/24	451
100	Republic of Belarus, (Belarus), Reg. S, 8.950%, 01/26/18	105
81	Republic of Belize, (Belize), Reg. S, SUB, 5.000%, 02/20/38	45
	Republic of Cameroon, (Cameroon),
200	9.500%, 11/19/25 (e)	221
650	Reg. S, 9.500%, 11/19/25	717
	Republic of Colombia, (Colombia),
200	2.625%, 03/15/23	196
599	5.000%, 06/15/45	649
200	5.625%, 02/26/44	231
150	6.125%, 01/18/41	181

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

140	7.375%, 09/18/37	188
240	8.125%, 05/21/24	316
370	10.375%, 01/28/33	586
	Republic of Costa Rica, (Costa Rica),
200	Reg. S, 4.250%, 01/26/23	197
730	Reg. S, 7.000%, 04/04/44	796
200	Reg. S, 7.158%, 03/12/45	220
	Republic of Croatia, (Croatia),
700	Reg. S, 5.500%, 04/04/23	765
200	6.375%, 03/24/21 (e)	222
100	Reg. S, 6.625%, 07/14/20	111
200	Reg. S, 6.750%, 11/05/19	220
	Republic of Ecuador, (Ecuador),
950	Reg. S, 7.950%, 06/20/24	832
400	10.500%, 03/24/20 (e)	407
200	10.750%, 03/28/22 (e)	205
	Republic of El Salvador, (El Salvador),
120	Reg. S, 5.875%, 01/30/25	121
120	Reg. S, 6.375%, 01/18/27	122
190	Reg. S, 7.650%, 06/15/35	201
230	Reg. S, 7.750%, 01/24/23	255
190	Reg. S, 8.250%, 04/10/32	212
400	Republic of Gabonese, (Gabon), Reg. S, 6.375%, 12/12/24	371
	Republic of Ghana, (Ghana),
200	Reg. S, 8.125%, 01/18/26	184
200	Reg. S, 10.750%, 10/14/30	226
400	Republic of Honduras, (Honduras), Reg. S, 8.750%, 12/16/20	462
	Republic of Hungary, (Hungary),
600	5.375%, 02/21/23	679
370	5.375%, 03/25/24	424
340	5.750%, 11/22/23	396
	Republic of Indonesia, (Indonesia),
400	Reg. S, 4.125%, 01/15/25	425
100	Reg. S, 5.875%, 03/13/20	113
200	Reg. S, 5.875%, 01/15/24	236
230	Reg. S, 5.950%, 01/08/46	291
200	Reg. S, 6.625%, 02/17/37	262
400	Reg. S, 6.750%, 01/15/44	548
250	Republic of Iraq, (Iraq), Reg. S, 5.800%, 01/15/28	202
	Republic of Ivory Coast, (Ivory Coast),
300	Reg. S, 5.375%, 07/23/24	299
198	Reg. S, SUB, 5.750%, 12/31/32	197
400	Reg. S, 6.375%, 03/03/28	418

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Republic of Kazakhstan, (Kazakhstan),
200	Reg. S, 3.875%, 10/14/24	207
200	Reg. S, 5.125%, 07/21/25	225
240	5.125%, 07/21/25 (e)	270
200	Reg. S, 6.500%, 07/21/45	249
400	Republic of Kenya, (Kenya), Reg. S, 6.875%, 06/24/24	392
	Republic of Lebanon, (Lebanon),
150	5.450%, 11/28/19	147
400	Reg. S, 6.375%, 03/09/20	404
350	Reg. S, 6.600%, 11/27/26	346
440	Reg. S, 6.650%, 02/26/30	431
635	Reg. S, 8.250%, 04/12/21	688
250	9.000%, 03/20/17	256
	Republic of Lithuania, (Lithuania),
300	Reg. S, 6.125%, 03/09/21	353
200	Reg. S, 6.625%, 02/01/22	246
200	Republic of Namibia, (Namibia), Reg. S, 5.500%, 11/03/21	216
400	Republic of Oman, (Oman), 4.750%, 06/15/26 (e)	413
	Republic of Pakistan, (Pakistan),
200	Reg. S, 7.250%, 04/15/19	213
200	Reg. S, 8.250%, 04/15/24	225
	Republic of Panama, (Panama),
600	3.875%, 03/17/28	658
400	4.000%, 09/22/24	439
430	6.700%, 01/26/36	598
220	8.875%, 09/30/27	332
226	9.375%, 04/01/29	355
	Republic of Paraguay, (Paraguay),
400	Reg. S, 4.625%, 01/25/23	425
400	5.000%, 04/15/26 (e)	439
	Republic of Peru, (Peru),
160	4.125%, 08/25/27	182
620	5.625%, 11/18/50	817
373	8.750%, 11/21/33	606
	Republic of Philippines, (Philippines),
200	3.700%, 03/01/41	227
200	4.200%, 01/21/24	229
590	7.750%, 01/14/31	934
100	9.500%, 02/02/30	174
310	10.625%, 03/16/25	510
	Republic of Poland, (Poland),
100	3.250%, 04/06/26	106
420	4.000%, 01/22/24	466

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

200	Republic of Qatar, (Qatar), Reg. S, 4.625%, 06/02/46	221
	Republic of Romania, (Romania),
430	Reg. S, 4.375%, 08/22/23	474
142	Reg. S, 4.875%, 01/22/24	162
162	Reg. S, 6.750%, 02/07/22	196
200	Republic of Senegal, (Senegal), Reg. S, 6.250%, 07/30/24	204
	Republic of Serbia, (Serbia),
300	5.250%, 11/21/17 (e)	310
200	Reg. S, 7.250%, 09/28/21	232
	Republic of South Africa, (South Africa),
200	4.665%, 01/17/24	207
200	5.375%, 07/24/44	218
500	5.500%, 03/09/20	539
500	5.875%, 09/16/25	559
ZAR 13,700	Series R207, 7.250%, 01/15/20	903
	Republic of Sri Lanka, (Sri Lanka),
400	Reg. S, 5.875%, 07/25/22	412
400	Reg. S, 6.250%, 10/04/20	420
200	Reg. S, 6.250%, 07/27/21	211
300	6.825%, 07/18/26 (e)	322
200	6.850%, 11/03/25 (e)	214
	Republic of Turkey, (Turkey),
400	5.625%, 03/30/21	428
560	5.750%, 03/22/24	609
285	6.000%, 01/14/41	312
700	6.625%, 02/17/45	836
200	7.000%, 06/05/20	223
245	7.375%, 02/05/25	294
	Republic of Ukraine, (Ukraine),
100	Reg. S, 7.750%, 09/01/19	100
400	Reg. S, 7.750%, 09/01/20 (e)	395
500	7.750%, 09/01/21 (e)	490
480	Reg. S, 7.750%, 09/01/22 (e)	468
100	Reg. S, 7.750%, 09/01/24	97
200	Reg. S, 7.750%, 09/01/25	193
	Republic of Uruguay, (Uruguay),
330	5.100%, 06/18/50	348
379	7.625%, 03/21/36	541
65	7.875%, 01/15/33	93
	Republic of Venezuela, (Venezuela),
350	Reg. S, 7.000%, 03/31/38	144
80	Reg. S, 7.650%, 04/21/25	35
280	Reg. S, 7.750%, 10/13/19	138
120	Reg. S, 8.250%, 10/13/24	53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	139

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
	87	Reg. S, 9.000%, 05/07/23	39
	190	9.250%, 09/15/27	93
	190	Reg. S, 9.250%, 05/07/28	86
	206	9.375%, 01/13/34	93
	150	Reg. S, 11.750%, 10/21/26	74
	200	Reg. S, 11.950%, 08/05/31	102
	950	Republic of Zambia, (Zambia), Reg. S, 8.970%, 07/30/27	930
		Russian Federation, (Russia),
	400	Reg. S, 4.875%, 09/16/23	438
	600	Reg. S, 5.000%, 04/29/20	646
	400	Reg. S, 5.875%, 09/16/43	475
AUD	1,500	South Australian Government Financing Authority, (Australia), Series 17, 5.750%, 09/20/17	1,175
		United Mexican States, (Mexico),
EUR	140	3.375%, 02/23/31	184
	1,585	3.600%, 01/30/25	1,676
	240	4.350%, 01/15/47	248
	800	5.550%, 01/21/45	986

		Total Foreign Government Securities (Cost $66,784)	69,264

	Mortgage Pass-Through Securities — 16.2%
		Federal Home Loan Mortgage Corp.,
	175	ARM, 2.490%, 10/01/36	185
	413	ARM, 2.619%, 10/01/37	441
	29	ARM, 2.625%, 08/01/36	30
	62	ARM, 2.742%, 05/01/37	66
	130	ARM, 3.141%, 03/01/36	137
	219	ARM, 3.442%, 03/01/36	231
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
	1,948	4.000%, 02/01/26	2,072
	91	4.500%, 10/01/18	93
	8	5.000%, 05/01/18	8
	1,182	5.500%, 01/01/21 - 12/01/24	1,268
	68	6.000%, 11/01/21	72
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
	5,796	4.000%, 01/01/32	6,278
	1,352	6.000%, 02/01/28	1,537
	212	7.000%, 01/01/27	239
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
	14,742	3.000%, 12/01/42 - 02/01/43	15,423
	41,676	3.500%, 12/01/45 - 08/01/46	43,974
	10,947	4.000%, 09/01/33 - 08/01/46 (w)	11,745

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
4,090	4.500%, 05/01/41 - 02/01/42	4,515
20	6.000%, 02/01/29	23
341	6.500%, 01/01/24 - 11/01/36	402
360	7.000%, 09/01/24 - 10/01/36	411
20	7.500%, 10/01/19 - 02/01/27	21
58	8.000%, 08/01/27	72
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,022	7.500%, 01/01/32 - 12/01/36	1,210
115	10.000%, 10/01/30	126
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
19,281	3.500%, 09/01/32 - 07/01/46	20,555
10,761	4.000%, 06/01/42 - 01/01/46	11,701
21,069	4.500%, 09/01/42 - 02/01/44	23,414
4,929	5.000%, 09/01/43	5,569
	Federal National Mortgage Association,
107	ARM, 2.281%, 07/01/37	111
184	ARM, 2.541%, 07/01/37	194
67	ARM, 2.542%, 04/01/37	70
136	ARM, 2.547%, 01/01/34	144
313	ARM, 2.816%, 04/01/37	330
153	ARM, 2.845%, 05/01/35	161
265	ARM, 2.847%, 03/01/37	278
21	ARM, 3.125%, 10/01/33	21
	Federal National Mortgage Association, 15 Year, Single Family,
82	4.000%, 07/01/18	84
678	5.000%, 05/01/18 - 07/01/25	715
13	5.500%, 08/01/17	13
208	6.000%, 09/01/19 - 08/01/22	222
	Federal National Mortgage Association, 20 Year, Single Family,
511	3.500%, 12/01/30	541
107	6.500%, 11/01/18	123
	Federal National Mortgage Association, 30 Year, Single Family,
13,000	TBA, 3.500%, 09/25/45 (w)	13,695
14,847	3.000%, 01/01/43 - 02/01/43	15,463
29,796	3.500%, 05/01/46 - 08/01/46	31,455
73,829	4.000%, 06/01/42 - 06/01/46 (w)	80,371
13,569	4.500%, 12/01/39 - 09/01/40	14,874
18,906	5.000%, 10/01/39 - 06/01/44	21,021
510	5.500%, 12/01/28 - 09/01/34	578
2,427	6.000%, 03/01/34 - 08/01/37	2,816
362	6.500%, 04/01/28 - 10/01/38	417
537	7.000%, 03/01/28 - 04/01/37	642

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
142	7.500%, 10/01/26 - 11/01/38	172
2,542	8.000%, 08/01/22 - 12/01/36	3,074
21	8.500%, 10/01/25 - 12/01/25	23
2	9.000%, 01/01/19 - 04/01/25	2
	Federal National Mortgage Association, Other,
3,703	ARM, 0.815%, 01/01/23	3,700
1,772	2.140%, 04/01/19	1,800
4,000	2.230%, 04/01/24	4,115
3,751	2.410%, 01/01/23	3,874
7,308	2.440%, 02/01/23	7,562
10,050	2.480%, 02/01/25	10,370
10,000	2.490%, 05/01/26	10,291
3,935	2.510%, 01/01/23	4,086
6,225	2.530%, 07/01/26	6,425
10,122	2.610%, 06/01/26	10,523
5,977	2.620%, 05/01/26	6,213
18,777	2.640%, 06/01/25	19,553
3,900	2.650%, 03/01/23	4,059
28,945	2.730%, 04/01/25 - 07/01/28	30,217
1,420	2.750%, 03/01/22	1,491
4,452	2.766%, 06/01/23	4,685
7,000	2.780%, 04/01/26	7,381
22,640	2.810%, 04/01/25 - 05/01/26	23,931
5,890	2.840%, 01/01/25	6,230
9,800	2.870%, 08/01/31	10,295
11,707	2.880%, 07/01/27	12,325
19,327	2.900%, 12/01/24 - 05/01/29	20,444
10,000	2.920%, 01/01/25	10,622
4,281	2.930%, 01/01/25	4,544
5,000	2.950%, 11/01/25	5,331
31,595	2.965%, 12/01/24	33,654
11,110	2.970%, 12/01/24 - 04/01/28	11,807
3,657	2.990%, 05/01/31	3,889
2,043	3.010%, 06/01/31	2,172
5,000	3.030%, 06/01/31	5,342
11,233	3.050%, 09/01/24	12,010
29,120	3.070%, 02/01/25	31,178
9,795	3.074%, 12/01/24	10,558
8,720	3.130%, 02/01/26	9,414
4,289	3.340%, 11/01/30	4,698
1,729	3.370%, 11/01/20	1,854
1,680	3.380%, 01/01/18	1,712
5,223	3.450%, 01/01/24	5,725
166,973	3.500%, 05/01/32 - 07/01/46	177,866
15,000	3.510%, 08/01/23	16,517
1,504	3.590%, 10/01/20	1,619

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

4,930	3.640%, 12/01/23	5,458
1,530	3.660%, 12/01/21	1,665
1,313	3.739%, 06/01/18	1,351
5,300	3.760%, 03/01/24	5,926
1,000	3.770%, 09/01/21	1,090
87,781	4.000%, 06/01/42 - 05/01/46	96,005
1,274	4.060%, 07/01/21	1,401
1,980	4.180%, 12/01/19	2,134
3,601	4.260%, 12/01/19	3,890
5,950	4.340%, 06/01/21	6,601
2,280	4.369%, 02/01/20	2,477
3,000	4.399%, 02/01/20	3,262
17,127	4.500%, 01/01/20 - 12/01/43	19,128
1,865	4.640%, 01/01/21	2,073
49	5.000%, 12/01/32	52
51	5.500%, 09/01/17	51
34	6.500%, 04/01/36 - 07/01/36	36
	Government National Mortgage Association II, 30 Year, Single Family,
5,822	3.500%, 06/20/46 - 07/20/46	6,189
6,413	3.750%, 06/20/46 - 07/20/46	6,871
1,738	4.000%, 06/20/46	1,871
3,243	6.000%, 11/20/32 - 09/20/38	3,772
770	6.500%, 02/20/29 - 10/20/39	926
2,306	7.000%, 06/20/32 - 01/20/39	2,727
239	7.500%, 08/20/25 - 05/20/32	278
539	8.000%, 08/20/26 - 09/20/31	646
182	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	197
	Government National Mortgage Association, 30 Year, Single Family,
21,901	4.000%, 07/15/46 - 08/15/46	23,756
3,140	4.500%, 05/15/46	3,519
6,586	6.000%, 08/15/36	7,696
172	6.500%, 02/15/28 - 10/15/29	198
59	7.000%, 02/15/24 - 11/15/27	64
52	7.250%, 09/15/21 - 01/15/28	52
32	7.500%, 10/15/22 - 02/15/27	33
2	7.750%, 02/15/27	2
1	8.500%, 11/15/25	2
23	9.000%, 12/15/16 - 01/15/25	25
1	10.000%, 11/15/20	1

	Total Mortgage Pass-Through Securities (Cost $1,085,261)	1,110,935

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	141

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — 0.3% (t)
	California — 0.1%
200	Alameda County Joint Powers Authority, Multiple Capital Projects, Series A, Rev., 7.046%, 12/01/44	299
1,000	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	1,395
1,980	State of California, Various Purpose, GO, 7.350%, 11/01/39	3,074
774	University of California, Series AD, Rev., 4.858%, 05/15/12[3]	891

		5,659

	District of Columbia — 0.0%
345	District of Columbia Water & Sewer Authority, Public Utility, Senior Lien, Series A, Rev., 4.814%, 10/01/14[4]	417

	Illinois — 0.0%
725	Chicago Transit Authority, Sales & Transfer Tax Receipts-Retiree Health, Series B, Rev., 6.899%, 12/01/40	967
1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,911

		2,878

	New York — 0.1%
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
560	Series H, Rev., 5.289%, 03/15/33	712
1,165	Series H, Rev., 5.389%, 03/15/40	1,574
1,450	Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	1,952
155	Port Authority of New York & New Jersey, Consolidated 165, Rev., 5.647%, 11/01/40	209
740	Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 10/01/62	874

		5,321

	Ohio — 0.1%
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,584
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11[2]	1,811

		3,395

	Total Municipal Bonds (Cost $15,002)	17,670

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — 0.3% (x)
	Financials — 0.3%
	Banks — 0.2%
	Bank of America Corp.,
1,022	Series AA, VAR, 6.100%, 03/17/25	1,074
2,000	Series K, VAR, 8.000%, 01/30/18	2,058
	Citigroup, Inc.,
3,592	Series O, VAR, 5.875%, 03/27/20	3,646
1,545	Series Q, VAR, 5.950%, 08/15/20	1,573
581	VAR, 5.950%, 01/30/23	604
430	Series P, VAR, 5.950%, 05/15/25	444
813	Series M, VAR, 6.300%, 05/15/24	842
626	Credit Agricole S.A., (France), VAR, 8.125%, 12/23/25 (e)	672
1,450	Lloyds Banking Group plc, (United Kingdom), VAR, 6.375%, 06/27/20	1,629

		12,542

	Capital Markets — 0.1%
	Goldman Sachs Group, Inc. (The),
215	Series O, VAR, 5.300%, 11/10/26	220
2,253	Series M, VAR, 5.375%, 05/10/20	2,278
1,500	Series L, VAR, 5.700%, 05/10/19	1,532
	Morgan Stanley,
1,500	Series H, VAR, 5.450%, 07/15/19	1,504
940	Series J, VAR, 5.550%, 07/15/20	964

		6,498

	Total Preferred Securities (Cost $18,899)	19,040

Supranational — 0.0% (g)
1,000	African Development Bank, 8.800%, 09/01/19	1,208
NZD 1,500	International Finance Corp., 3.500%, 09/05/17	1,101

	Total Supranational (Cost $2,377)	2,309

U.S. Government Agency Securities — 0.6%
	Federal National Mortgage Association,
7,360	06/01/17	7,324
1,500	5.625%, 07/15/37	2,250
385	6.250%, 05/15/29	559
1,275	Federal National Mortgage Association STRIPS, 3.776%, 05/15/30	901
	Financing Corp. STRIPS,
3,100	1.383%, 11/30/17	3,063
1,000	1.531%, 05/11/18	985
1,500	2.743%, 09/26/19	1,449
212	New Valley Generation II, 5.572%, 05/01/20	230

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Government Agency Securities — continued
421	New Valley Generation V, 4.929%, 01/15/21	467
	Residual Funding Corp. STRIPS,
12,080	2.309%, 07/15/20	11,455
2,770	1.806%, 10/15/20	2,623
1,285	1.199%, 01/15/21	1,209
	Tennessee Valley Authority,
902	4.625%, 09/15/60	1,157
2,103	5.250%, 09/15/39	2,964
1,610	5.880%, 04/01/36	2,381
500	Tennessee Valley Authority STRIPS, 6.471%, 11/01/25	403

	Total U.S. Government Agency Securities (Cost $36,805)	39,420

U.S. Treasury Obligations — 24.7%
	U.S. Treasury Bonds,
39,408	2.500%, 02/15/45	41,620
20,000	2.500%, 02/15/46	21,127
9,677	2.500%, 05/15/46	10,240
50,000	2.875%, 08/15/45	56,856
19,000	3.000%, 05/15/42	22,092
64,035	3.000%, 11/15/44	74,530
42,260	3.000%, 05/15/45	49,188
42,852	3.000%, 11/15/45	49,924
85	3.500%, 02/15/39	107
9,250	3.625%, 08/15/43	12,015
16,709	3.750%, 11/15/43	22,188
8,674	4.375%, 05/15/40	12,339
37,318	4.375%, 05/15/41	53,405
8,400	4.500%, 02/15/36	12,003
3,890	4.500%, 05/15/38	5,617
2,500	5.250%, 02/15/29	3,498
21,000	5.500%, 08/15/28	29,710
2,625	7.875%, 02/15/21	3,391
7,920	8.000%, 11/15/21	10,619
13,600	8.125%, 05/15/21	17,919
10,000	8.125%, 08/15/21	13,319
5,000	8.500%, 02/15/20	6,274
6,000	8.750%, 08/15/20	7,784
	U.S. Treasury Coupon STRIPS,
48,829	0.464%, 08/15/28 (n)	39,202
15	1.944%, 08/15/23 (n)	13
6,495	2.204%, 02/15/21 (n)	6,147
16,318	2.219%, 05/15/32 (n)	11,887
7,390	2.223%, 05/15/22 (n)	6,833
7,251	2.252%, 05/15/20 (n)	6,960
15,000	2.305%, 05/15/21 (n)	14,146

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

640		2.539%, 02/15/22 (n)	595
225		2.713%, 02/15/23 (n)	205
11,239		Zero Coupon, 08/15/17 (n)	11,169
185		3.202%, 08/15/19 (n)	180
6,916		3.417%, 02/15/17 (n)	6,901
14,565		3.513%, 11/15/17 (n)	14,436
14,610		3.605%, 11/15/21 (n)	13,644
5,000		3.712%, 08/15/22 (n)	4,602
5,000		3.843%, 11/15/22 (n)	4,574
42,000		4.374%, 11/15/33 (n)	29,344
1,606		4.461%, 08/15/18 (n)	1,581
4,000		4.473%, 02/15/18 (n)	3,956
2,615		5.095%, 02/15/28 (n)	2,121
1,000		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	2,049
		U.S. Treasury Notes,
45		0.500%, 03/31/17 (k)	45
7,740		0.625%, 08/31/17	7,735
10,300		0.875%, 07/31/19 (k)	10,286
149,100		1.000%, 12/15/17	149,566
119,000		1.000%, 03/15/18	119,400
64,000		1.000%, 05/31/18	64,207
85,296		1.375%, 06/30/18	86,152
2,000		1.375%, 01/31/20	2,023
27,565		1.500%, 08/31/18	27,925
30,644		1.500%, 12/31/18	31,089
4,750		1.500%, 05/31/19	4,826
164,545		1.500%, 05/31/20	167,052
22,879		1.625%, 12/31/19	23,337
2,000		2.125%, 08/15/21	2,085
11,000		2.250%, 11/30/17	11,203
209,142		2.625%, 11/15/20	221,674
4,115		2.875%, 03/31/18	4,248
1,000		3.125%, 10/31/16	1,005
3,954		3.125%, 05/15/19	4,188
1,250		3.250%, 03/31/17	1,270
25,192		3.500%, 05/15/20	27,398
8,000		4.250%, 11/15/17	8,335

		Total U.S. Treasury Obligations (Cost $1,617,678)	1,691,359

SHARES
Common Stocks — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B (a) (e)	40

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	143

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — continued
		Specialty Retail — 0.0% (g)
40		Nebraska Book Holdings, Inc. (a)	3

		Total Consumer Discretionary	43

		Financials — 0.0% (g)
		Insurance — 0.0% (g)
1,551		ACC Claims Holdings LLC (a)	16

		Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
—	(h)	Quad/Graphics, Inc.	2

		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
9		Constar International, Inc., Class A (a)	—	(h)

		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
68		NII Holdings, Inc. (a)	226

		Utilities — 0.0% (g)
		Independent Power & Renewable Electricity Producers — 0.0% (g)
4		Dynegy, Inc. (a)	50

		Total Common Stocks (Cost $1,424)	337

Preferred Stocks — 0.0% (g)
		Financials — 0.0% (g)
		Insurance — 0.0% (g)
11		Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	346
2		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.800%, 10/03/16 ($1,000 par value) @	1,886

		Total Financials	2,232

		Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
1		Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) @	1,028

		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
1		Constar International, Inc., Class A ($— par value)	—

		Total Preferred Stocks (Cost $3,490)	3,260

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — 0.7%
	Consumer Discretionary — 0.3%
	Automobiles — 0.0% (g)
507	Chrysler Group LLC, Term Loan B, VAR, 05/24/17	507

	Hotels, Restaurants & Leisure — 0.2%
191	Intrawest Operations Group LLC, Initial Term Loan, VAR, 12/09/20	192
16,643	Lila Mexican Holdings LLC, Tranche B, VAR, 08/11/22	16,251

		16,443

	Media — 0.0% (g)
200	Gray Television, Inc., Initial Term Loan, VAR, 06/13/21	201
749	iHeartCommunications, Inc., Term Loan D, VAR, 01/30/19	574
596	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 07/30/19	455
197	Media General, Inc., Term B Loan, VAR, 07/31/20	197
192	MTL Publishing LLC, Term B-3 Loan, VAR, 08/19/22	192
509	Tribune Media Co., Term Loan B, VAR, 12/27/20	510
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 12/20/15 (d)	—	(h)

		2,129

	Specialty Retail — 0.1%
1,375	Harbor Fre Tools USA, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/11/23	1,378
1,301	Petsmart, Inc., Term Loan B, VAR, 03/11/22	1,303
284	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 10/01/19	285

		2,966

	Total Consumer Discretionary	22,045

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
1,541	Albertson’s LLC, 2016-1 Term Loan B-4, VAR, 4.500%, 08/25/21	1,547
1,240	Albertson’s LLC, 2016-1 Term Loan B-5, VAR, 4.750%, 12/21/22	1,247
1,181	Rite Aid Corp., Tranche 2 Term Loan, VAR, 06/21/21	1,182
1,685	SUPERVALU, Inc., Term Loan B, VAR, 03/21/19	1,686

		5,662

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Food Products — 0.0% (g)
552	Dole Food Co., Inc., Tranche B Term Loan, VAR, 11/01/18	553
398	Pinnacle Foods Finance LLC, Fourth Amendment Tranche I Term Loan, VAR, 3.270%, 01/13/23	400

		953

	Total Consumer Staples	6,615

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
3,300	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23 ^	3,195
548	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 03/31/20	503

	Total Energy	3,698

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
1,123	Sears Roebuck Acceptance Corp., Term Loan, VAR, 06/30/18	1,088

	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
400	Halyard Health, Inc., Term Loan, VAR, 11/01/21	399

	Health Care Providers & Services — 0.0% (g)
219	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 02/16/23	219
722	inVentiv Health, Inc., Term Loan B-4, VAR, 05/15/18	723

		942

	Pharmaceuticals — 0.0% (g)
475	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 04/01/22	476

	Total Health Care	1,817

	Industrials — 0.0% (g)
	Air Freight & Logistics — 0.0% (g)
1,183	XPO Logistics, Inc., Term loan, VAR, 4.250%, 10/31/21 ^	1,188

	Information Technology — 0.1%
	IT Services — 0.0% (g)
1,135	First Data Corp., 2022 New Dollar Term Loan, VAR, 4.272%, 07/08/22	1,138

	Semiconductors & Semiconductor Equipment — 0.1%
900	Avago Technologies, Term A-2 Loan, (Singapore), VAR, 3.508%, 02/01/23	907

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Semiconductors & Semiconductor Equipment — continued
445	Microsemi Corp., Closing Date Term B Loan, VAR, 01/15/23	448
158	NXP B.V./NXP Funding LLC, Term B Loan, (Netherlands), VAR, 12/07/20	159
393	On Semiconductor Corp., Term Loan B, VAR, 03/31/23	398

		1,912

	Total Information Technology	3,050

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
422	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 02/01/20	423

	Containers & Packaging — 0.0% (g)
200	Berry Plastics Corp., Term Loan G, VAR, 3.500%, 01/06/21	200

	Total Materials	623

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
805	Cincinnati Bell, Inc., Term Loan, VAR, 09/10/20	805
1,187	UPC Financing Partnership, Senior Secured Term Loan AN, VAR, 4.080%, 08/31/24	1,183

	Total Telecommunication Services	1,988

	Utilities — 0.1%
	Electric Utilities — 0.1%
217	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 12/19/16	218
211	Texas Competitive Electric Holdings Co. LLC, 1st Lien Term Loan C, VAR, 5.000%, 10/31/17	212
4,117	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 10/10/17 (d)	1,317
2,117	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 10/10/17 (d)	666
927	Texas Competitive Electric Holdings Co. LLC, Term Loan B, VAR, 5.000%, 10/31/17	929

		3,342

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,415	Dynegy, Inc., 1st Lien Term Loan C, VAR, 5.000%, 06/27/23	1,415

	Total Utilities	4,757

	Total Loan Assignments (Cost $52,898)	46,869

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	145

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
9	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
4	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
1	Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00) (a)	—
200	Pacific Exploration and Production Corp., (Canada), expiring 10/24/16 (Strike Price $1.00) (a)	576

	Total Energy	576

	Total Warrants (Cost $— (h))	576

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 5.1%
	Investment Company — 5.1%
346,277	JPMorgan Prime Money Market Fund, Institutional Class Shares, VAR, 0.360% (b) (l) (Cost $346,277)	346,277

	Total Investments — 99.2% (Cost $6,599,268)	6,785,807
	Other Assets in Excess of Liabilities — 0.8%	57,795

	NET ASSETS — 100.0%	$6,843,602

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT AUGUST 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
470	10 Year U.S. Treasury Note	12/20/16	USD	61,533	58
652	U.S. Treasury Long Bond	12/20/16	USD	111,085	(31)
406	2 Year U.S. Treasury Note	12/30/16	USD	88,635	(38)
209	5 Year U.S. Treasury Note	12/30/16	USD	25,341	(28)
	Short Futures Outstanding
(5)	10 Year U.S. Treasury Note	12/20/16	USD	(654)	2
(330)	10 Year U.S. Ultra Bond	12/20/16	USD	(47,644)	56
(264)	Ultra Long Term U.S. Treasury Bond	12/20/16	USD	(49,492)	(112)
(41)	5 Year U.S. Treasury Note	12/30/16	USD	(4,971)	— (h)

					(93)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,544	BRL	Barclays Bank plc††	09/30/16	787	781	(6)
4,386	BRL	Deutsche Bank AG††	09/30/16	1,321	1,347	26
108	EUR	Citibank, N.A.	09/30/16	123	121	(2)
				2,231	2,249	18

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100	AUD	Australia and New Zealand Banking Group Limited	09/09/16	2,241	2,329	(88)
6,611	BRL	Deutsche Bank AG†	09/30/16	2,000	2,031	(31)
2,863	BRL	HSBC Bank, N.A.†	09/30/16	820	879	(59)
1,378	EUR	Royal Bank of Canada	09/09/16	1,543	1,538	5
35	EUR	Goldman Sachs International	09/30/16	39	38	1
236	EUR	Royal Bank of Canada	09/30/16	267	264	3
104,000	JPY	Royal Bank of Canada	09/09/16	959	1,006	(47)
13,167	ZAR	Deutsche Bank AG	09/09/16	831	894	(63)
				8,700	8,979	(279)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.EM.25-V1	1.000% quarterly	06/20/21	3.033%	50,000	3,115	(3,884)

					3,115	(3,884)

Centrally Cleared Credit Default Swaps — Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.26-V1	5.000% quarterly	06/20/21	3.920%	2,000	88	(88)
CDX.NA.IG.26-V1	1.000% quarterly	06/20/21	0.729	41,000	516	(515)

					604	(603)

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	147

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 37.6%
	Agency CMO — 37.6%
	Federal Home Loan Mortgage Corp. REMIC,
30	Series 1343, Class LA, 8.000%, 08/15/22	33
200	Series 1367, Class K, 5.500%, 09/15/22	214
36	Series 1591, Class E, 10.000%, 10/15/23	37
309	Series 1633, Class Z, 6.500%, 12/15/23	337
254	Series 1694, Class PK, 6.500%, 03/15/24	281
1,819	Series 1785, Class A, 6.000%, 10/15/23	1,984
103	Series 1999, Class PU, 7.000%, 10/15/27	117
202	Series 2031, Class PG, 7.000%, 02/15/28	234
592	Series 2035, Class PC, 6.950%, 03/15/28	676
411	Series 2064, Class PD, 6.500%, 06/15/28	471
320	Series 2095, Class PE, 6.000%, 11/15/28	367
161	Series 2152, Class BD, 6.500%, 05/15/29	171
781	Series 2162, Class TH, 6.000%, 06/15/29	904
451	Series 2367, Class ME, 6.500%, 10/15/31	516
476	Series 2480, Class EJ, 6.000%, 08/15/32	530
457	Series 2562, Class PG, 5.000%, 01/15/18	467
3,874	Series 2611, Class QZ, 5.000%, 05/15/33	4,432
204	Series 2647, Class A, 3.250%, 04/15/32	215
264	Series 2651, Class VZ, 4.500%, 07/15/18	271
940	Series 2656, Class BG, 5.000%, 10/15/32	956
594	Series 2688, Class DG, 4.500%, 10/15/23	641
1,225	Series 2773, Class TB, 4.000%, 04/15/19	1,256
1,729	Series 2841, Class AT, 4.000%, 08/15/19	1,772
829	Series 2882, Class QD, 4.500%, 07/15/34	886
4,464	Series 2915, Class MU, 5.000%, 01/15/35	4,899
906	Series 2927, Class GA, 5.500%, 10/15/34	977
1,592	Series 2931, Class QD, 4.500%, 02/15/20	1,649
599	Series 3085, Class VS, HB, IF, 26.689%, 12/15/35	1,048
2,003	Series 3181, Class OP, PO, 07/15/36	1,783
2,025	Series 3188, Class GE, 6.000%, 07/15/26	2,302
6,414	Series 3325, Class JL, 5.500%, 06/15/37	7,011
4,551	Series 3341, Class PE, 6.000%, 07/15/37	5,109
1,215	Series 3413, Class B, 5.500%, 04/15/37	1,350
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,461
4,593	Series 3737, Class DG, 5.000%, 10/15/30	5,023
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,389
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,238
6,351	Series 3926, Class MW, 4.500%, 09/15/26	7,117
3,970	Series 3927, Class PC, 4.500%, 09/15/41	4,801
18,796	Series 3981, Class PA, 3.000%, 04/15/31	19,218
13,974	Series 4002, Class MV, 4.000%, 01/15/30	14,754
14,484	Series 4039, Class SA, IF, IO, 5.992%, 05/15/42	2,719

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
12,000	Series 4047, Class PB, 3.500%, 01/15/41	12,922
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,505
4,651	Series 4066, Class VB, 3.500%, 01/15/29	5,050
3,104	Series 4181, Class VA, 3.000%, 05/15/26	3,257
21,732	Series 4186, Class JE, 2.000%, 03/15/33	21,907
13,772	Series 4188, Class JG, 2.000%, 04/15/33	13,912
10,458	Series 4206, Class DA, 2.000%, 05/15/33	10,664
1,450	Series 4314, Class DY, 3.500%, 03/15/29	1,583
2,624	Series 4336, Class YB, 3.000%, 05/15/29	2,791
5,873	Series 4365, Class HZ, 3.000%, 01/15/40	5,814
10,000	Series 4458, Class BW, 3.000%, 04/15/35	10,208
5,172	Series 4594, Class GN, 2.500%, 02/15/45	5,328
	Federal Home Loan Mortgage Corp. STRIPS,
30	Series 155, Class IO, IO, 7.000%, 11/01/23	5
17,556	Series 264, Class 30, 3.000%, 07/15/42	17,951
10,393	Series 267, Class 30, 3.000%, 08/15/42	10,776
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,544	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	1,836
1,782	Series T-54, Class 2A, 6.500%, 02/25/43	2,146
798	Series T-56, Class APO, PO, 05/25/43	720
	Federal National Mortgage Association - ACES,
4,464	Series 2015-M13, Class A2, VAR, 2.801%, 06/25/25	4,677
11,927	Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	12,644
593	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	712
	Federal National Mortgage Association REMIC,
7	Series 1988-16, Class B, 9.500%, 06/25/18	7
94	Series 1993-110, Class H, 6.500%, 05/25/23	105
73	Series 1993-146, Class E, PO, 05/25/23	69
1,208	Series 1993-155, Class PJ, 7.000%, 09/25/23	1,355
14	Series 1993-205, Class H, PO, 09/25/23	13
20	Series 1993-217, Class H, PO, 08/25/23	19
16	Series 1993-228, Class G, PO, 09/25/23	15
411	Series 1994-37, Class L, 6.500%, 03/25/24	455
1,555	Series 1994-51, Class PV, 6.000%, 03/25/24	1,700
736	Series 1998-58, Class PC, 6.500%, 10/25/28	824
250	Series 2000-8, Class Z, 7.500%, 02/20/30	298

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
401	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	78
9	Series 2002-2, Class UC, 6.000%, 02/25/17	9
6	Series 2002-3, Class PG, 5.500%, 02/25/17	6
263	Series 2002-73, Class OE, 5.000%, 11/25/17	268
543	Series 2002-92, Class FB, VAR, 1.174%, 04/25/30	552
3,609	Series 2003-21, Class PZ, 4.500%, 03/25/33	3,882
146	Series 2003-67, Class SA, HB, IF, 42.091%, 10/25/31	238
823	Series 2003-81, Class MC, 5.000%, 12/25/32	830
2,405	Series 2003-128, Class DY, 4.500%, 01/25/24	2,584
982	Series 2004-46, Class QD, HB, IF, 21.902%, 03/25/34	1,430
1,453	Series 2004-54, Class FL, VAR, 0.924%, 07/25/34	1,454
1,459	Series 2004-60, Class PA, 5.500%, 04/25/34	1,518
6,686	Series 2005-22, Class EH, 5.000%, 04/25/35	7,285
1,156	Series 2005-58, Class EP, 5.500%, 07/25/35	1,273
1,325	Series 2005-62, Class DX, 5.000%, 05/25/34	1,357
1,429	Series 2005-83, Class LA, 5.500%, 10/25/35	1,602
5,383	Series 2005-116, Class PC, 6.000%, 01/25/36	6,089
4,262	Series 2006-3, Class SB, IF, IO, 6.176%, 07/25/35	631
6,908	Series 2006-51, Class FP, VAR, 0.874%, 03/25/36	6,903
87	Series 2006-81, Class FA, VAR, 0.874%, 09/25/36	87
920	Series 2006-110, Class PO, PO, 11/25/36	880
2,974	Series 2007-76, Class PE, 6.000%, 08/25/37	3,321
768	Series 2009-89, Class A1, 5.410%, 05/25/35	810
46	Series 2010-4, Class SL, IF, 10.408%, 02/25/40	64
1,280	Series 2010-11, Class CB, 4.500%, 02/25/40	1,377
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,743

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
4,968	Series 2010-68, Class EP, 4.500%, 12/25/39	5,333
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,613
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,635
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	12,467
12,523	Series 2012-47, Class QE, 4.000%, 05/25/38	13,004
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	6,261
7,640	Series 2012-60, Class EP, 3.000%, 04/25/42	7,834
17,989	Series 2012-63, Class VA, 4.000%, 08/25/23	19,176
1,400	Series 2012-141, Class PB, 2.500%, 12/25/42	1,390
5,300	Series 2013-106, Class PY, 3.000%, 10/25/33	5,506
3,699	Series 2013-130, Class GY, 3.500%, 01/25/34	4,141
6,000	Series 2015-11, Class AQ, 3.000%, 03/25/35	6,133
4,000	Series 2015-28, Class GB, 3.500%, 05/25/35	4,397
4,653	Series 2015-41, Class AY, 3.000%, 06/25/35	4,867
11,897	Series 2015-48, Class DE, 3.000%, 10/25/44	12,311
4,491	Series 2016-28, Class DW, 3.500%, 05/25/36	4,945
19,383	Series 2016-38, Class NA, 3.000%, 01/25/46	20,367
9	Series G92-35, Class EB, 7.500%, 07/25/22	10
11	Series G92-44, Class ZQ, 8.000%, 07/25/22	11
	Federal National Mortgage Association REMIC Trust,
156	Series 1999-W4, Class A9, 6.250%, 02/25/29	172
1,716	Series 2002-W7, Class A4, 6.000%, 06/25/29	1,950
733	Series 2003-W1, Class 1A1, VAR, 5.632%, 12/25/42	831
387	Series 2003-W1, Class 2A, VAR, 6.307%, 12/25/42	455
2,449	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	2,888

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	149

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,601	Series 2009-W1, Class A, 6.000%, 12/25/49	1,835
	Federal National Mortgage Association STRIPS,
1,807	Series 278, Class 1, VAR, 1.469%, 08/25/25	1,841
593	Series 278, Class 3, VAR, 1.535%, 11/25/23	598
215	Series 343, Class 23, IO, 4.000%, 10/25/18	6
	Government National Mortgage Association,
4,844	Series 2001-64, Class PB, 6.500%, 12/20/31	5,532
3,285	Series 2004-27, Class PD, 5.500%, 04/20/34	3,816
874	Series 2008-15, Class NB, 4.500%, 02/20/38	942
4,606	Series 2008-40, Class SA, IF, IO, 5.893%, 05/16/38	900
17,710	Series 2009-42, Class TX, 4.500%, 06/20/39	19,156
51	Series 2009-52, Class MA, 5.000%, 11/20/36	51
4,673	Series 2009-69, Class WM, 5.500%, 08/20/39	5,030
13,158	Series 2011-29, Class Z, 5.000%, 05/20/40	15,962

	Total Collateralized Mortgage Obligations (Cost $502,218)	521,521

Commercial Mortgage-Backed Securities — 1.8%
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
6,026	Series K046, Class A2, 3.205%, 03/25/25	6,575
6,500	Series K048, Class A2, VAR, 3.284%, 06/25/25	7,129
3,519	Series K049, Class A2, 3.010%, 07/25/25	3,786
6,716	Series K052, Class A2, 3.151%, 11/25/25	7,306

	Total Commercial Mortgage-Backed Securities (Cost $23,389)	24,796

Foreign Government Security — 0.5%
7,527	Israel Government AID Bond, (Israel), Zero Coupon, 09/15/19 (Cost $6,996)	7,213

Mortgage Pass-Through Securities — 8.9%
	Federal Home Loan Mortgage Corp.,
3	ARM, 1.922%, 07/01/30	3
4	ARM, 1.941%, 02/01/19	4
5	ARM, 2.030%, 03/01/18	5
22	ARM, 2.077%, 08/01/18	22
12	ARM, 2.375%, 06/01/18	12

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,110	ARM, 2.504%, 03/01/37	1,173
29	ARM, 2.523%, 01/01/21	29
104	ARM, 2.572%, 01/01/27	109
10	ARM, 2.579%, 11/01/18	10
15	ARM, 2.652%, 04/01/30	15
1	ARM, 3.061%, 01/01/20	1
17	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.000%, 12/01/16	18
233	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	254
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,070	4.500%, 10/01/40	1,175
285	5.500%, 11/01/33	318
80	6.000%, 02/01/32	92
350	6.500%, 01/01/24 - 06/01/29	406
743	7.000%, 08/01/25 - 09/01/29	854
39	7.500%, 09/01/24 - 08/01/25	44
22	8.000%, 11/01/24	25
87	8.500%, 05/01/24 - 07/01/28	101
1	9.000%, 10/01/17 - 11/01/21	1
	Federal National Mortgage Association,
13	ARM, 1.875%, 06/01/17 - 06/01/20	14
24	ARM, 1.919%, 06/01/29	25
72	ARM, 1.941%, 11/01/27 - 11/01/40	76
12	ARM, 2.524%, 07/01/17	12
13	ARM, 2.577%, 08/01/19	13
13	ARM, 2.875%, 01/01/29	13
11	ARM, 3.892%, 09/01/27	12
3	ARM, 6.000%, 12/01/18	3
6	ARM, 6.002%, 04/01/19	6
	Federal National Mortgage Association, 15 Year, Single Family,
2,642	4.000%, 04/01/19 - 09/01/25	2,801
585	4.500%, 03/01/19	600
140	5.500%, 11/01/16 - 03/01/18	142
333	Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 11/01/23	369
	Federal National Mortgage Association, 30 Year, Single Family,
7,291	3.000%, 03/01/43 - 09/01/46 (w)	7,604
13,970	3.500%, 05/01/42 - 12/01/45	14,915
3,615	3.500%, 09/01/46 (w)	3,863
15,439	4.000%, 06/01/43 - 11/01/43	16,844
531	4.500%, 03/01/38	580
1,515	5.000%, 11/01/33	1,711
9,819	5.500%, 02/01/29 - 05/01/36	11,275

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,418	6.000%, 07/01/36	1,668
344	6.500%, 06/01/26 - 04/01/32	411
3,234	7.000%, 02/01/24 - 03/01/35	3,977
92	7.500%, 03/01/30 - 04/01/30	96
4	10.000%, 09/01/17 - 07/01/20	4
	Federal National Mortgage Association, Other,
4,886	VAR, 1.255%, 12/01/25	4,882
6,500	2.810%, 04/01/25	6,871
5,966	2.974%, 06/01/27	6,246
6,500	3.100%, 01/01/26	7,018
7,371	3.117%, 01/01/22	7,874
8,940	3.259%, 01/01/22	9,588
3,000	3.300%, 11/01/26	3,278
4,335	3.765%, 12/01/25	4,870
62	6.000%, 09/01/28	71
	Government National Mortgage Association II, 30 Year, Single Family,
164	8.000%, 11/20/26 - 11/20/27	194
	Government National Mortgage Association, 30 Year, Single Family,
1	6.000%, 10/15/23	2
387	6.500%, 06/15/23 - 02/15/24	445
164	7.000%, 12/15/22 - 06/15/28	172
256	7.500%, 02/15/22 - 02/15/28	279
100	8.000%, 07/15/22 - 08/15/26	109
199	9.000%, 02/15/17 - 11/15/24	219
1	9.500%, 08/15/17 - 09/15/20	1

	Total Mortgage Pass-Through Securities (Cost $117,979)	123,824

U.S. Government Agency Securities — 19.4%
	Federal Farm Credit Banks,
10,000	5.750%, 05/11/26	13,206
12,824	5.750%, 12/07/28	17,617
	Federal National Mortgage Association,
10,000	6.250%, 05/15/29	14,509
30,000	9.323%, 10/09/19 (n)	28,729
	Federal National Mortgage Association STRIPS,
8,000	2.348%, 10/08/27 (n)	6,150
10,000	4.335%, 05/15/30 (n)	7,068
9,200	13.356%, 05/29/26 (n)	7,444
	Residual Funding Corp. STRIPS,
18,300	1.954%, 10/15/20 (n)	17,332
57,000	2.124%, 07/15/20 (n)	54,050
5,000	2.268%, 01/15/21 (n)	4,702
60,673	3.402%, 10/15/19 (n)	58,530
15,700	4.757%, 01/15/30 (n)	11,301

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,000	14.663%, 04/15/30 (n)	3,585
15,000	Resolution Funding Corp. STRIPS, 15.173%, 04/15/28 (n)	11,291
14,740	Tennessee Valley Authority STRIPS, 5.177%, 12/15/17 (n)	14,555

	Total U.S. Government Agency Securities (Cost $239,827)	270,069

U.S. Treasury Obligations — 26.9%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	27,869
2,500	7.125%, 02/15/23	3,392
3,935	7.250%, 08/15/22	5,278
3,635	8.000%, 11/15/21	4,874
3,190	8.875%, 08/15/17	3,438
1,020	9.000%, 11/15/18	1,203
72,500	U.S. Treasury Coupon STRIPS, 2.042%, 05/15/20 (n)	69,596
55,000	U.S. Treasury Inflation Indexed Bonds, 1.375%, 02/15/44	67,818
	U.S. Treasury Notes,
25,000	0.625%, 05/31/17	25,000
35,000	1.625%, 02/15/26	35,109
15,000	1.625%, 05/15/26	15,043
35,000	1.875%, 09/30/17	35,439
20,000	2.000%, 08/15/25	20,715
30,000	2.625%, 11/15/20	31,798
25,000	4.250%, 11/15/17	26,046
1,020	4.750%, 08/15/17	1,059

	Total U.S. Treasury Obligations (Cost $354,679)	373,677

SHARES
Short-Term Investment — 5.5%
	Investment Company — 5.5%
75,648	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $75,648)	75,648

	Total Investments — 100.6% (Cost $1,320,736)	1,396,748
	Liabilities in Excess of Other Assets — (0.6)%	(8,976)

	NET ASSETS — 100.0%	$1,387,772

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	151

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.0% (g)
269	Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 2.188%, 01/25/35	5
3	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 3.024%, 09/25/34	2
1,854	Unipac IX LLC, 13.000%, 12/31/20	1,757

	Total Asset-Backed Securities (Cost $1,826)	1,764

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
2,611 Units	Liberty Interactive LLC, 3.750%, 02/15/30	1,570

	Utilities — 0.1%
	Independent Power & Renewable Electricity Producers — 0.1%
6,500 Units	NRG Yield, Inc., 3.250%, 06/01/20 (e)	6,358

	Total Convertible Bonds (Cost $7,379)	7,928

Corporate Bonds — 86.6%
	Consumer Discretionary — 17.6%
	Auto Components — 1.6%
	American Axle & Manufacturing, Inc.,
4,300	6.250%, 03/15/21	4,493
6,350	6.625%, 10/15/22	6,771
	Goodyear Tire & Rubber Co. (The),
27,860	5.000%, 05/31/26	29,166
16,210	5.125%, 11/15/23	16,939
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
3,920	4.875%, 03/15/19	3,883
19,588	5.875%, 02/01/22	18,290
4,725	6.000%, 08/01/20	4,542
3,849	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,138
31,535	MPG Holdco I, Inc., 7.375%, 10/15/22	32,501
8,029	Tenneco, Inc., 5.375%, 12/15/24	8,551
	ZF North America Capital, Inc.,
13,519	4.000%, 04/29/20 (e)	14,356
19,699	4.500%, 04/29/22 (e)	20,832
23,091	4.750%, 04/29/25 (e)	24,505

		188,967

	Automobiles — 0.6%
	Fiat Chrysler Automobiles N.V., (Netherlands),
14,652	4.500%, 04/15/20	15,018
14,546	5.250%, 04/15/23	15,004

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — continued
	Jaguar Land Rover Automotive plc, (United Kingdom),
15,269	4.125%, 12/15/18 (e)	15,727
15,103	4.250%, 11/15/19 (e)	15,764
12,400	5.625%, 02/01/23 (e)	13,082
	Motors Liquidation Co.,
50	0.684%, 06/01/49	—	(h)
973	5.250%, 03/06/32	—	(h)
47	5.250%, 10/01/51	—	(h)
34,959	6.250%, 07/15/33 (d)	—	(h)
10,255	6.750%, 05/01/28 (d)	—	(h)
246	7.250%, 04/15/41	—	(h)
284	7.250%, 07/15/41	—	(h)
548	7.250%, 02/15/52	—	(h)
404	7.375%, 05/15/48	—	(h)
6,000	7.375%, 05/23/48 (d)	—	(h)
9,300	7.400%, 09/01/25 (d)	—	(h)
25,800	7.700%, 04/15/16 (d)	—	(h)
3,415	7.750%, 03/15/36 (d)	—	(h)
12,550	8.100%, 06/15/24 (d)	—	(h)
20,000	8.250%, 07/15/23 (d)	—	(h)

		74,595

	Distributors — 0.2%
	Global Partners LP/GLP Finance Corp.,
200	6.250%, 07/15/22	180
6,000	7.000%, 06/15/23	5,460
8,798	LKQ Corp., 4.750%, 05/15/23	8,886
10,535	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	10,943

		25,469

	Diversified Consumer Services — 0.2%
	Service Corp. International,
6,995	5.375%, 05/15/24	7,502
10,170	8.000%, 11/15/21	12,026

		19,528

	Hotels, Restaurants & Leisure — 3.6%
	1011778 B.C. ULC/New Red Finance, Inc., (Canada),
2,852	4.625%, 01/15/22 (e)	2,952
35,165	6.000%, 04/01/22 (e)	36,791
	Boyd Gaming Corp.,
6,035	6.375%, 04/01/26 (e)	6,458
11,943	6.875%, 05/15/23	12,898

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
4,615	CCM Merger, Inc., 9.125%, 05/01/19 (e)	4,840
4,382	Choice Hotels International, Inc., 5.750%, 07/01/22	4,798
20,268	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e) (d)	11,147
11,222	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	11,531
5,505	Eldorado Resorts, Inc., 7.000%, 08/01/23	5,808
14,025	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	14,021
	GLP Capital LP/GLP Financing II, Inc.,
820	4.375%, 04/15/21	865
21,605	5.375%, 11/01/23	23,685
6,845	5.375%, 04/15/26	7,478
10,620	Golden Nugget Escrow, Inc., 8.500%, 12/01/21 (e)	11,098
13,680	Hilton Escrow Issuer LLC/Hilton Escrow Issuer Corp., 4.250%, 09/01/24 (e)	13,937
22,075	International Game Technology plc, (United Kingdom), 6.500%, 02/15/25 (e)	23,929
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
11,010	5.000%, 06/01/24 (e)	11,547
11,010	5.250%, 06/01/26 (e)	11,698
9,715	Landry’s, Inc., 9.375%, 05/01/20 (e)	10,225
4,230	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., 5.625%, 05/01/24 (e)	4,590
	MGM Resorts International,
13,083	4.625%, 09/01/26	12,952
24,665	6.000%, 03/15/23	26,776
15,080	6.625%, 12/15/21	16,927
13,635	6.750%, 10/01/20	15,237
9,615	7.750%, 03/15/22	11,178
4,741	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.125%, 08/15/21 (e)	4,883
8,408	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	8,692
	Scientific Games International, Inc.,
9,480	7.000%, 01/01/22 (e)	10,072
22,095	10.000%, 12/01/22	20,438
20,675	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	20,830
13,594	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	14,885

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — continued
6,000	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	6,120
6,000	Speedway Motorsports, Inc., 5.125%, 02/01/23	6,195
9,231	Station Casinos LLC, 7.500%, 03/01/21	9,816
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
4,465	5.375%, 03/15/22	4,638
18,645	5.500%, 03/01/25 (e)	18,831

		438,766

	Household Durables — 1.6%
	CalAtlantic Group, Inc.,
4,195	5.375%, 10/01/22	4,384
17,165	5.875%, 11/15/24	18,538
8,180	8.375%, 01/15/21	9,755
	D.R. Horton, Inc.,
3,313	4.375%, 09/15/22	3,495
9,382	4.750%, 02/15/23	10,062
	Lennar Corp.,
4,182	4.500%, 06/15/19	4,391
4,242	4.500%, 11/15/19	4,481
13,651	4.750%, 05/30/25	14,163
8,473	4.875%, 12/15/23	8,875
3,360	6.950%, 06/01/18	3,620
13,082	M/I Homes, Inc., 6.750%, 01/15/21	13,671
11,635	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	11,490
	Meritage Homes Corp.,
9,263	7.000%, 04/01/22	10,328
990	7.150%, 04/15/20	1,094
	PulteGroup, Inc.,
7,300	5.000%, 01/15/27	7,464
10,622	5.500%, 03/01/26	11,333
11,009	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.875%, 04/15/23 (e)	11,504
	Tempur Sealy International, Inc.,
1,798	5.500%, 06/15/26 (e)	1,878
14,420	5.625%, 10/15/23	15,141
	Toll Brothers Finance Corp.,
11,333	4.875%, 11/15/25	11,886
10,990	5.625%, 01/15/24	11,759

		189,312

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	153

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Internet & Direct Marketing Retail — 0.2%
	Netflix, Inc.,
3,309	5.375%, 02/01/21	3,590
9,800	5.500%, 02/15/22	10,535
12,075	5.750%, 03/01/24	13,041

		27,166

	Media — 7.7%
	Altice Luxembourg S.A., (Luxembourg),
5,572	7.625%, 02/15/25 (e)	5,725
21,558	7.750%, 05/15/22 (e)	22,946
	Altice U.S. Finance I Corp.,
26,720	5.375%, 07/15/23 (e)	27,956
21,433	5.500%, 05/15/26 (e)	22,542
10,860	AMC Entertainment, Inc., 5.875%, 02/15/22	11,186
	AMC Networks, Inc.,
4,630	4.750%, 12/15/22	4,769
21,375	5.000%, 04/01/24	21,909
	Cablevision Systems Corp.,
6,380	7.750%, 04/15/18	6,811
25,681	8.000%, 04/15/20	27,350
12,688	8.625%, 09/15/17	13,484
9,225	Cenveo Corp., 8.500%, 09/15/22 (e)	6,642
	Cinemark USA, Inc.,
3,000	4.875%, 06/01/23	3,075
8,761	5.125%, 12/15/22	9,068
	Clear Channel Worldwide Holdings, Inc.,
12,665	Series A, 6.500%, 11/15/22	12,807
2,650	Series A, 7.625%, 03/15/20	2,544
10,950	Series B, 6.500%, 11/15/22	11,470
33,551	Series B, 7.625%, 03/15/20	33,803
	DISH DBS Corp.,
5,625	5.875%, 07/15/22	5,731
95,171	6.750%, 06/01/21	102,249
12,252	7.750%, 07/01/26 (e)	13,073
7,327	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24 (e)	7,987
	Gray Television, Inc.,
8,130	5.875%, 07/15/26 (e)	8,476
18,785	7.500%, 10/01/20	19,536
	Hughes Satellite Systems Corp.,
18,978	5.250%, 08/01/26 (e)	18,859
7,496	6.625%, 08/01/26 (e)	7,440
	iHeartCommunications, Inc.,
10,817	9.000%, 12/15/19	8,748
1,365	9.000%, 03/01/21	1,024

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
	Lamar Media Corp.,
6,325	5.000%, 05/01/23	6,689
1,425	5.375%, 01/15/24	1,517
9,255	Liberty Interactive LLC, 8.250%, 02/01/30	9,949
13,725	LIN Television Corp., 5.875%, 11/15/22	14,514
7,075	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	7,340
13,533	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23	14,345
5,895	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	6,101
10,845	Nexstar Escrow Corp., 5.625%, 08/01/24 (e)	11,062
31,200	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	32,054
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
10,028	5.625%, 02/15/24	10,667
15,319	5.875%, 03/15/25	16,392
4,740	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,983
3,825	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	—	(h)
6,917	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	7,375
	Regal Entertainment Group,
17,300	5.750%, 03/15/22	18,100
4,975	5.750%, 02/01/25	5,062
	Sinclair Television Group, Inc.,
7,500	5.125%, 02/15/27 (e)	7,556
13,600	5.375%, 04/01/21	14,144
18,790	5.625%, 08/01/24 (e)	19,572
	Sirius XM Radio, Inc.,
17,999	4.625%, 05/15/23 (e)	18,201
17,023	5.375%, 04/15/25 (e)	17,831
13,865	5.375%, 07/15/26 (e)	14,264
4,103	5.750%, 08/01/21 (e)	4,288
	TEGNA, Inc.,
11,365	5.500%, 09/15/24 (e)	11,990
16,865	6.375%, 10/15/23	18,257
15,803	Unitymedia GmbH, (Germany), 6.125%, 01/15/25 (e)	16,949
20,335	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	21,403
	Univision Communications, Inc.,
27,085	5.125%, 05/15/23 (e)	28,168
22,190	5.125%, 02/15/25 (e)	23,189

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
31,362	6.750%, 09/15/22 (e)	33,366
10,861	8.500%, 05/15/21 (e)	11,295
20,789	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	21,855
	WMG Acquisition Corp.,
2,160	5.000%, 08/01/23 (e)	2,219
10,483	5.625%, 04/15/22 (e)	10,929
19,439	6.750%, 04/15/22 (e)	20,678
7,625	Ziggo Bond Finance B.V., (Netherlands), 5.875%, 01/15/25 (e)	7,663

		927,177

	Multiline Retail — 0.5%
29,900	Dollar Tree, Inc., 5.750%, 03/01/23	32,180
12,840	J.C. Penney Corp., Inc., 5.875%, 07/01/23 (e)	13,397
15,300	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	13,092

		58,669

	Specialty Retail — 1.3%
6,675	Caleres, Inc., 6.250%, 08/15/23	6,942
	Claire’s Stores, Inc.,
11,275	6.125%, 03/15/20 (e)	5,976
32,700	9.000%, 03/15/19 (e)	18,851
5,000	CST Brands, Inc., 5.000%, 05/01/23	5,287
5,000	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	5,063
9,830	Guitar Center, Inc., 6.500%, 04/15/19 (e)	8,749
10,550	Jo-Ann Stores LLC, 8.125%, 03/15/19 (e)	10,550
	L Brands, Inc.,
13,900	5.625%, 10/15/23	15,550
10,900	6.750%, 07/01/36	11,712
8,030	6.875%, 11/01/35	8,773
2,149	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (e) (d)	384
11,600	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	12,325
16,972	Penske Automotive Group, Inc., 5.500%, 05/15/26	16,983
5,060	Radio Systems Corp., 8.375%, 11/01/19 (e)	5,288
	Sally Holdings LLC/Sally Capital, Inc.,
5,200	5.500%, 11/01/23	5,538
11,150	5.625%, 12/01/25	12,076
1,700	5.750%, 06/01/22	1,774
8,058	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	8,400

		160,221

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Textiles, Apparel & Luxury Goods — 0.1%
	Hanesbrands, Inc.,
4,877	4.625%, 05/15/24 (e)	5,103
4,877	4.875%, 05/15/26 (e)	5,084
8,050	Levi Strauss & Co., 5.000%, 05/01/25	8,352

		18,539

	Total Consumer Discretionary	2,128,409

	Consumer Staples — 5.7%
	Beverages — 0.6%
	Constellation Brands, Inc.,
3,239	3.750%, 05/01/21	3,425
5,180	4.250%, 05/01/23	5,526
5,855	4.750%, 11/15/24	6,382
3,330	4.750%, 12/01/25	3,624
	Cott Beverages, Inc.,
22,655	5.375%, 07/01/22	23,391
14,981	6.750%, 01/01/20	15,693
12,898	DS Services of America, Inc., 10.000%, 09/01/21 (e)	14,478

		72,519

	Food & Staples Retailing — 1.6%
	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
12,605	5.750%, 03/15/25 (e)	13,046
31,999	6.625%, 06/15/24 (e)	34,354
10,760	Ingles Markets, Inc., 5.750%, 06/15/23	11,197
	New Albertsons, Inc.,
3,978	6.625%, 06/01/28	3,669
11,882	7.450%, 08/01/29	11,704
1,500	7.750%, 06/15/26	1,515
6,116	8.000%, 05/01/31	6,208
7,899	8.700%, 05/01/30	8,057
	Rite Aid Corp.,
32,566	6.125%, 04/01/23 (e)	35,158
8,000	6.750%, 06/15/21	8,430
442	Safeway, Inc., 5.000%, 08/15/19	449
46,460	SUPERVALU, Inc., 7.750%, 11/15/22	43,905
5,675	Tops Holding LLC/Tops Markets II Corp., 8.000%, 06/15/22 (e)	5,093
8,315	U.S. Foods, Inc., 5.875%, 06/15/24 (e)	8,710

		191,495

	Food Products — 2.7%
6,867	B&G Foods, Inc., 4.625%, 06/01/21	7,081
16,703	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	16,995

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	155

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
14,920	Darling Ingredients, Inc., 5.375%, 01/15/22	15,666
23,679	Dean Foods Co., 6.500%, 03/15/23 (e)	25,159
3,075	FAGE International S.A./FAGE USA Dairy Industry, Inc., (Luxembourg), 5.625%, 08/15/26 (e)	3,179
	JBS USA LUX S.A./JBS USA Finance, Inc.,
5,670	5.750%, 06/15/25 (e)	5,761
29,785	5.875%, 07/15/24 (e)	30,777
50,979	7.250%, 06/01/21 (e)	52,508
17,849	8.250%, 02/01/20 (e)	18,451
7,184	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	7,417
4,950	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	5,334
	Post Holdings, Inc.,
25,974	5.000%, 08/15/26 (e)	25,909
29,039	6.750%, 12/01/21 (e)	31,181
8,720	7.750%, 03/15/24 (e)	9,690
2,000	8.000%, 07/15/25 (e)	2,285
	Smithfield Foods, Inc.,
15,714	5.250%, 08/01/18 (e)	15,871
17,714	5.875%, 08/01/21 (e)	18,511
18,959	6.625%, 08/15/22	20,097
12,700	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	13,859

		325,731

	Household Products — 0.3%
9,395	Central Garden & Pet Co., 6.125%, 11/15/23	10,088
	Spectrum Brands, Inc.,
17,866	5.750%, 07/15/25	19,362
9,304	6.125%, 12/15/24	10,037
5,137	6.625%, 11/15/22	5,496

		44,983

	Personal Products — 0.5%
21,244	NBTY, Inc., 7.625%, 05/15/21 (e)	21,722
	Prestige Brands, Inc.,
14,060	5.375%, 12/15/21 (e)	14,552
5,825	6.375%, 03/01/24 (e)	6,219
8,363	Revlon Consumer Products Corp., 5.750%, 02/15/21	8,551
7,521	Revlon Escrow Corp., 6.250%, 08/01/24 (e)	7,803

		58,847

	Total Consumer Staples	693,575

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy — 9.7%
	Energy Equipment & Services — 1.2%
7,200	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	6,660
6,358	Basic Energy Services, Inc., 7.750%, 10/15/22	2,448
8,400	CSI Compressco LP/CSI Compressco Finance, Inc., 7.250%, 08/15/22	7,560
	Ensco plc, (United Kingdom),
2,298	4.500%, 10/01/24	1,636
4,589	4.700%, 03/15/21	3,960
8,030	Hiland Partners Holdings LP/Hiland Partners Finance Corp., 5.500%, 05/15/22 (e)	8,330
5,022	Parker Drilling Co., 6.750%, 07/15/22	3,917
	Precision Drilling Corp., (Canada),
9,422	5.250%, 11/15/24	7,914
4,845	6.500%, 12/15/21	4,494
16,769	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	5,094
3,000	SESI LLC, 7.125%, 12/15/21	2,933
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
6,265	5.500%, 08/15/22	5,913
3,804	7.500%, 07/01/21	3,861
	Transocean, Inc., (Cayman Islands),
9,986	6.800%, 03/15/38	6,466
23,564	9.000%, 07/15/23 (e)	22,792
11,922	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	10,968
22,617	Unit Corp., 6.625%, 05/15/21	18,829
	Weatherford International Ltd., (Bermuda),
5,131	4.500%, 04/15/22	4,259
8,332	7.000%, 03/15/38	6,270
3,002	7.750%, 06/15/21	2,949
2,952	8.250%, 06/15/23	2,901
7,725	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	7,918

		148,072

	Oil, Gas & Consumable Fuels — 8.5%
	Antero Resources Corp.,
19,942	5.125%, 12/01/22	19,693
13,926	5.375%, 11/01/21	13,943
10,831	6.000%, 12/01/20	11,088
	Apache Corp.,
2,187	3.250%, 04/15/22	2,236
4,345	4.750%, 04/15/43	4,484
3,136	6.000%, 01/15/37	3,604

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Baytex Energy Corp., (Canada),
1,254	5.125%, 06/01/21 (e)	1,044
4,544	5.625%, 06/01/24 (e)	3,681
10,875	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	10,467
	Boardwalk Pipelines LP,
1,150	4.950%, 12/15/24	1,186
7,500	5.950%, 06/01/26	8,187
7,550	Buckeye Partners LP, 5.600%, 10/15/44	7,629
	California Resources Corp.,
223	5.500%, 09/15/21	115
116	6.000%, 11/15/24	56
13,890	8.000%, 12/15/22 (e)	9,375
	Cenovus Energy, Inc., (Canada),
2,635	4.450%, 09/15/42	2,145
16,170	5.700%, 10/15/19	17,368
11,664	6.750%, 11/15/39	12,453
14,050	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24 (e)	15,033
19,195	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	18,283
10,160	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	10,408
14,327	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	14,005
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
1,255	6.375%, 03/15/24	640
2,811	8.500%, 12/15/19	1,799
1,150	Concho Resources, Inc., 5.500%, 10/01/22	1,190
8,470	CONSOL Energy, Inc., 5.875%, 04/15/22	7,665
	Continental Resources, Inc.,
39,730	5.000%, 09/15/22	38,439
3,117	7.125%, 04/01/21	3,226
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
9,092	6.125%, 03/01/22	8,842
7,200	6.250%, 04/01/23	7,020
	Encana Corp., (Canada),
888	3.900%, 11/15/21	880
2,218	6.500%, 02/01/38	2,220
	Energy Transfer Equity LP,
20,596	5.875%, 01/15/24	21,111
1,000	7.500%, 10/15/20	1,095
4,032	EnLink Midstream Partners LP, 4.850%, 07/15/26	4,005

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
8,048	EnLink Midstream Partners LP/EnLink Midstream Finance Corp, 7.125%, 06/01/22	8,561
	EP Energy LLC/Everest Acquisition Finance, Inc.,
6,982	6.375%, 06/15/23	3,823
10,802	7.750%, 09/01/22	5,914
32,606	9.375%, 05/01/20	21,031
	Genesis Energy LP/Genesis Energy Finance Corp.,
8,325	5.625%, 06/15/24	8,013
5,790	6.000%, 05/15/23	5,761
4,770	6.750%, 08/01/22	4,865
12,043	Halcon Resources Corp., 13.000%, 02/15/22 (e)	6,684
	Hilcorp Energy I LP/Hilcorp Finance Co.,
13,966	5.000%, 12/01/24 (e)	13,547
15,000	5.750%, 10/01/25 (e)	14,700
11,082	7.625%, 04/15/21 (e)	11,387
	Holly Energy Partners LP/Holly Energy Finance Corp.,
10,691	6.000%, 08/01/24 (e)	10,905
6,047	6.500%, 03/01/20	6,228
14,391	Jupiter Resources, Inc., (Canada), 8.500%, 10/01/22 (e)	11,369
12,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	11,385
	MEG Energy Corp., (Canada),
1,059	6.500%, 03/15/21 (e)	868
14,010	7.000%, 03/31/24 (e)	11,278
	MPLX LP,
8,414	4.500%, 07/15/23 (e)	8,487
12,000	4.875%, 12/01/24 (e)	12,267
24,982	4.875%, 06/01/25 (e)	25,479
3,005	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	2,284
	Newfield Exploration Co.,
10,351	5.375%, 01/01/26	10,403
10,657	5.750%, 01/30/22	11,056
	NGL Energy Partners LP/NGL Energy Finance Corp.,
1,794	5.125%, 07/15/19	1,682
7,048	6.875%, 10/15/21	6,554
	NGPL PipeCo LLC,
15,600	7.119%, 12/15/17 (e)	16,243
11,700	9.625%, 06/01/19 (e)	12,227

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	157

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Oasis Petroleum, Inc.,
9,657	6.875%, 03/15/22	8,981
1,025	6.875%, 01/15/23	946
7,176	7.250%, 02/01/19	7,068
	ONEOK Partners LP,
695	6.650%, 10/01/36	759
834	6.850%, 10/15/37	963
8,995	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	8,550
	Penn Virginia Corp.,
1,500	7.250%, 04/15/19 (d)	600
14,125	8.500%, 05/01/20 (d)	5,932
	Plains All American Pipeline LP/PAA Finance Corp.,
763	5.150%, 06/01/42	704
6,737	6.650%, 01/15/37	7,517
	QEP Resources, Inc.,
9,170	5.250%, 05/01/23	8,987
19,600	5.375%, 10/01/22	19,404
11,942	6.875%, 03/01/21	12,485
	Range Resources Corp.,
11,065	4.875%, 05/15/25	10,678
9,848	5.000%, 03/15/23	9,725
	Regency Energy Partners LP/Regency Energy Finance Corp.,
4,168	4.500%, 11/01/23	4,213
8,792	5.000%, 10/01/22	9,339
14,035	5.500%, 04/15/23	14,516
9,457	Rice Energy, Inc., 7.250%, 05/01/23	9,883
	Rockies Express Pipeline LLC,
22,875	6.000%, 01/15/19 (e)	24,076
1,450	6.850%, 07/15/18 (e)	1,535
17,176	RSP Permian, Inc., 6.625%, 10/01/22	17,863
	SM Energy Co.,
23,700	5.000%, 01/15/24	21,715
11,750	5.625%, 06/01/25	10,986
2,862	6.500%, 11/15/21	2,834
7,787	6.500%, 01/01/23	7,631
10,030	Stone Energy Corp., 7.500%, 11/15/22	5,504
	Sunoco LP/Sunoco Finance Corp.,
800	5.500%, 08/01/20 (e)	812
15,678	6.250%, 04/15/21 (e)	16,148
15,760	6.375%, 04/01/23 (e)	16,233

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
10,000	5.250%, 05/01/23	10,150
7,175	6.875%, 02/01/21	7,426
4,288	Tesoro Corp., 5.125%, 04/01/24	4,395
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
9,650	5.875%, 10/01/20	9,927
6,685	6.125%, 10/15/21	7,003
8,000	6.250%, 10/15/22	8,468
7,660	6.375%, 05/01/24	8,177
6,800	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26 (e)	8,803
	Ultra Petroleum Corp., (Canada),
4,262	5.750%, 12/15/18 (d)	3,537
21,384	6.125%, 10/01/24 (d)	17,428
7,920	W&T Offshore, Inc., 8.500%, 06/15/19	2,396
4,704	Western Refining, Inc., 6.250%, 04/01/21	4,575
	Whiting Petroleum Corp.,
29,315	5.000%, 03/15/19	27,117
4,624	5.750%, 03/15/21	4,115
	Williams Partners LP/ACMP Finance Corp.,
22,150	4.875%, 05/15/23	22,380
12,000	6.125%, 07/15/22	12,476
	WPX Energy, Inc.,
9,865	5.250%, 09/15/24	9,100
41,983	6.000%, 01/15/22	40,829

		1,022,505

	Total Energy	1,170,577

	Financials — 5.1%
	Banks — 1.9%
	CIT Group, Inc.,
7,713	3.875%, 02/19/19	7,884
41,941	5.000%, 08/15/22	44,458
37,915	5.250%, 03/15/18	39,526
13,761	5.375%, 05/15/20	14,707
10,000	6.625%, 04/01/18 (e)	10,655
	Royal Bank of Scotland Group plc, (United Kingdom),
4,518	6.000%, 12/19/23	4,779
51,480	6.100%, 06/10/23	54,663
46,019	6.125%, 12/15/22	49,149

		225,821

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — 0.2%
	E*TRADE Financial Corp.,
9,260	4.625%, 09/15/23	9,611
5,850	5.375%, 11/15/22	6,296
10,028	MSCI, Inc., 5.250%, 11/15/24 (e)	10,655

		26,562

	Consumer Finance — 1.4%
	Ally Financial, Inc.,
8,901	3.250%, 02/13/18	8,990
18,355	3.250%, 11/05/18	18,527
7,206	3.600%, 05/21/18	7,323
8,000	4.125%, 03/30/20	8,260
32,604	4.125%, 02/13/22	33,501
32,112	4.625%, 05/19/22	33,718
11,345	4.625%, 03/30/25	11,770
23,264	8.000%, 11/01/31	29,138
	Springleaf Finance Corp.,
1,822	7.750%, 10/01/21	1,913
10,793	8.250%, 12/15/20	11,792

		164,932

	Diversified Financial Services — 0.8%
23,188	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	10,898
22,450	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	23,600
19,738	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	10,955
7,730	Highland Ranch, 6.700%, 09/01/20	7,653
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
9,589	6.500%, 07/01/21	9,134
3,490	6.500%, 06/01/22	3,254
7,757	7.875%, 10/01/20	7,815
6,920	9.625%, 05/01/19	7,249
10,120	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	10,550
13,435	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	9,438

		100,546

	Insurance — 0.5%
16,661	CNO Financial Group, Inc., 5.250%, 05/30/25	16,536
4,762	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	4,750
7,210	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	7,877
14,342	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	16,637

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
11,400	National Financial Partners Corp., 9.000%, 07/15/21 (e)	11,770

		57,570

	Thrifts & Mortgage Finance — 0.3%
26,329	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	26,271
9,072	Radian Group, Inc., 7.000%, 03/15/21	10,206

		36,477

	Total Financials	611,908

	Health Care — 9.2%
	Health Care Equipment & Supplies — 1.2%
	Alere, Inc.,
5,366	6.375%, 07/01/23 (e)	5,487
12,213	6.500%, 06/15/20	11,984
250	7.250%, 07/01/18	256
20,797	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	21,369
5,100	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	5,355
17,430	Hologic, Inc., 5.250%, 07/15/22 (e)	18,541
	Mallinckrodt International Finance S.A., (Luxembourg),
1,067	3.500%, 04/15/18	1,068
2,784	4.750%, 04/15/23	2,584
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
10,040	4.875%, 04/15/20 (e)	10,266
9,330	5.500%, 04/15/25 (e)	9,190
24,111	5.625%, 10/15/23 (e)	24,201
10,414	5.750%, 08/01/22 (e)	10,518
7,714	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	8,062
	Teleflex, Inc.,
5,000	4.875%, 06/01/26	5,212
9,785	5.250%, 06/15/24	10,250

		144,343

	Health Care Providers & Services — 5.9%
	Acadia Healthcare Co., Inc.,
15,955	5.625%, 02/15/23	16,234
8,830	6.500%, 03/01/24	9,283
	Amsurg Corp.,
6,200	5.625%, 11/30/20	6,417
8,365	5.625%, 07/15/22	8,637
	Centene Corp.,
9,306	4.750%, 05/15/22	9,667

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	159

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
10,589	5.625%, 02/15/21	11,264
13,415	6.125%, 02/15/24	14,622
	CHS/Community Health Systems, Inc.,
2,061	5.125%, 08/15/18	2,087
15,665	5.125%, 08/01/21	15,450
21,212	6.875%, 02/01/22	17,606
13,871	7.125%, 07/15/20	12,406
19,750	8.000%, 11/15/19	18,688
	DaVita, Inc.,
18,915	5.000%, 05/01/25	19,170
19,420	5.125%, 07/15/24	20,051
8,500	5.750%, 08/15/22	8,915
9,550	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	9,645
	Fresenius Medical Care U.S. Finance II, Inc.,
4,205	4.125%, 10/15/20 (e)	4,436
9,230	4.750%, 10/15/24 (e)	9,876
4,281	5.625%, 07/31/19 (e)	4,688
12,976	5.875%, 01/31/22 (e)	14,760
2,075	6.500%, 09/15/18 (e)	2,259
2,419	6.875%, 07/15/17	2,519
10,235	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	11,617
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	12,541
	HCA, Inc.,
11,028	3.750%, 03/15/19	11,373
9,680	4.250%, 10/15/19	10,152
12,385	4.500%, 02/15/27	12,509
11,871	5.000%, 03/15/24	12,553
16,185	5.250%, 04/15/25	17,338
12,340	5.250%, 06/15/26	13,188
36,840	5.375%, 02/01/25	38,051
10,440	5.875%, 03/15/22	11,484
19,145	5.875%, 02/15/26	20,253
11,356	6.500%, 02/15/20	12,535
21,198	7.500%, 02/15/22	24,200
20,955	Series 1, 5.875%, 05/01/23	22,265
38,711	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	35,082
1,827	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	1,891
	LifePoint Health, Inc.,
7,970	5.375%, 05/01/24 (e)	8,179
9,929	5.500%, 12/01/21	10,376
34,914	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	37,532

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — continued
17,645	Team Health, Inc., 7.250%, 12/15/23 (e)	19,233
	Tenet Healthcare Corp.,
16,318	4.375%, 10/01/21	16,277
18,561	4.500%, 04/01/21	18,608
5,725	4.750%, 06/01/20	5,868
11,514	5.000%, 03/01/19	11,197
8,164	5.500%, 03/01/19	8,001
19,145	6.000%, 10/01/20	20,246
5,204	6.250%, 11/01/18	5,555
6,208	6.750%, 02/01/20	6,146
13,840	6.750%, 06/15/23	13,209
12,807	8.000%, 08/01/20	13,015
9,948	8.125%, 04/01/22	10,072

		709,226

	Health Care Technology — 0.3%
	Change Healthcare Holdings, Inc.,
20,170	6.000%, 02/15/21 (e)	21,380
11,853	11.000%, 12/31/19	12,535

		33,915

	Life Sciences Tools & Services — 0.1%
14,095	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	14,659

	Pharmaceuticals — 1.7%
14,025	Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12 (d)	1
	Concordia International Corp., (Canada),
34,592	7.000%, 04/15/23 (e)	26,809
9,500	9.500%, 10/21/22 (e)	7,814
10,763	Endo Finance LLC, 5.750%, 01/15/22 (e)	10,030
	Endo Finance LLC/Endo Finco, Inc.,
5,000	5.375%, 01/15/23 (e)	4,525
7,185	7.250%, 01/15/22 (e)	6,951
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., (Ireland),
17,105	6.000%, 07/15/23 (e)	15,523
8,650	6.500%, 02/01/25 (e)	7,677
	Valeant Pharmaceuticals International, Inc., (Canada),
24,825	5.375%, 03/15/20 (e)	23,398
6,341	5.500%, 03/01/23 (e)	5,517
6,075	5.625%, 12/01/21 (e)	5,483
26,362	5.875%, 05/15/23 (e)	23,198
28,520	6.125%, 04/15/25 (e)	25,062
15,168	6.375%, 10/15/20 (e)	14,485

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
3,870	6.750%, 08/15/21 (e)	3,681
10,270	7.000%, 10/01/20 (e)	10,013
10,420	7.250%, 07/15/22 (e)	9,847
11,237	7.500%, 07/15/21 (e)	11,044

		211,058

	Total Health Care	1,113,201

	Industrials — 8.4%
	Aerospace & Defense — 0.7%
	Bombardier, Inc., (Canada),
6,425	4.750%, 04/15/19 (e)	6,441
9,550	5.500%, 09/15/18 (e)	9,813
	Orbital ATK, Inc.,
3,485	5.250%, 10/01/21	3,633
7,230	5.500%, 10/01/23	7,610
	TransDigm, Inc.,
6,940	5.500%, 10/15/20	7,122
15,793	6.000%, 07/15/22	16,425
8,435	6.375%, 06/15/26 (e)	8,604
23,775	6.500%, 07/15/24	24,666

		84,314

	Air Freight & Logistics — 0.1%
	XPO Logistics, Inc.,
5,555	6.125%, 09/01/23 (e)	5,708
11,450	6.500%, 06/15/22 (e)	11,893

		17,601

	Airlines — 0.5%
4,197	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	4,375
5,956	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	6,596
1,843	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,982
7,492	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	7,866
3,460	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	3,958
222	Delta Air Lines 2009-1 Series B Pass-Through Trust, Series B, 9.750%, 12/17/16	229
9,656	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	10,428
11,093	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	12,563
6,755	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	6,991

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Airlines — continued
2,123	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	2,261
697	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	716

		57,965

	Building Products — 1.0%
10,710	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	11,353
10,564	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	11,568
	Standard Industries, Inc.,
2,076	5.125%, 02/15/21 (e)	2,190
14,175	5.375%, 11/15/24 (e)	15,061
6,545	5.500%, 02/15/23 (e)	6,938
21,700	6.000%, 10/15/25 (e)	23,761
35,632	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	36,166
11,705	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	10,535

		117,572

	Commercial Services & Supplies — 2.4%
46,060	ADT Corp. (The), 4.125%, 06/15/23	45,217
4,235	Aramark Services, Inc., 5.125%, 01/15/24	4,391
28,097	Casella Waste Systems, Inc., 7.750%, 02/15/19	28,729
7,630	Covanta Holding Corp., 5.875%, 03/01/24	7,668
4,234	Deluxe Corp., 6.000%, 11/15/20	4,388
21,185	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	19,331
	Harland Clarke Holdings Corp.,
5,000	6.875%, 03/01/20 (e)	4,812
391	9.750%, 08/01/18 (e)	403
35,289	ILFC E-Capital Trust I, VAR, 3.980%, 12/21/65 (e)	28,178
32,786	ILFC E-Capital Trust II, VAR, 4.230%, 12/21/65 (e)	26,557
17,250	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.375%, 08/01/23 (e)	18,069
2,972	Mustang Merger Corp., 8.500%, 08/15/21 (e)	3,106
54,884	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (e)	59,824
8,000	Quad/Graphics, Inc., 7.000%, 05/01/22	7,760
	Quebecor World Capital Corp., (Canada),
8,325	6.125%, 01/15/16 (d)	—	(h)
6,815	6.500%, 08/01/27 (d)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	161

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — continued
865	Quebecor World Capital ULC, (Canada), 6.125%, 01/15/16 (d)	—	(h)
1,670	R.R. Donnelley & Sons Co., 7.875%, 03/15/21	1,816
	West Corp.,
11,172	4.750%, 07/15/21 (e)	11,398
17,503	5.375%, 07/15/22 (e)	17,065

		288,712

	Construction & Engineering — 0.8%
	AECOM,
14,635	5.750%, 10/15/22	15,513
39,445	5.875%, 10/15/24	43,143
28,597	MasTec, Inc., 4.875%, 03/15/23	28,597
11,857	Tutor Perini Corp., 7.625%, 11/01/18	11,976

		99,229

	Electrical Equipment — 0.4%
13,307	EnerSys, 5.000%, 04/30/23 (e)	13,274
10,175	Novelis Corp., 6.250%, 08/15/24 (e)	10,608
	Sensata Technologies B.V., (Netherlands),
11,128	4.875%, 10/15/23 (e)	11,490
3,520	5.000%, 10/01/25 (e)	3,643
2,101	5.625%, 11/01/24 (e)	2,227
5,780	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	5,953

		47,195

	Machinery — 0.6%
12,887	ATS Automation Tooling Systems, Inc., (Canada), 6.500%, 06/15/23 (e)	13,145
18,586	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	16,077
	Bluewater Holding B.V., (Netherlands),
31,500	Reg. S, 10.000%, 12/10/19 (e)	13,860
8,875	Briggs & Stratton Corp., 6.875%, 12/15/20	9,762
16,745	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	17,499
	Oshkosh Corp.,
225	5.375%, 03/01/22	235
5,796	5.375%, 03/01/25	6,086

		76,664

	Marine — 0.1%
6,552	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	5,258
26,212	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	5,242

		10,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Professional Services — 0.1%
5,795	CEB, Inc., 5.625%, 06/15/23 (e)	5,751
5,163	IHS Markit Ltd., (Bermuda), 5.000%, 11/01/22 (e)	5,486

		11,237

	Road & Rail — 0.2%
	Ashtead Capital, Inc.,
11,086	5.625%, 10/01/24 (e)	11,654
14,610	6.500%, 07/15/22 (e)	15,414

		27,068

	Trading Companies & Distributors — 1.5%
17,210	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	11,789
	Aircastle Ltd., (Bermuda),
8,902	5.125%, 03/15/21	9,659
3,405	5.500%, 02/15/22	3,699
10,719	7.625%, 04/15/20	12,380
10,484	H&E Equipment Services, Inc., 7.000%, 09/01/22	11,061
	HD Supply, Inc.,
11,154	5.750%, 04/15/24 (e)	11,879
28,700	7.500%, 07/15/20	29,884
	United Rentals North America, Inc.,
7,850	4.625%, 07/15/23	8,031
7,595	5.500%, 07/15/25	7,823
24,125	5.750%, 11/15/24	25,090
15,440	5.875%, 09/15/26	16,057
8,488	6.125%, 06/15/23	8,923
10,500	Univar USA, Inc., 6.750%, 07/15/23 (e)	10,867
10,790	WESCO Distribution, Inc., 5.375%, 06/15/24 (e)	11,033

		178,175

	Total Industrials	1,016,232

	Information Technology — 5.3%
	Communications Equipment — 0.7%
17,267	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	18,778
	Avaya, Inc.,
10,031	7.000%, 04/01/19 (e)	7,473
6,818	10.500%, 03/01/21	1,773
6,807	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	7,224
	CommScope, Inc.,
2,513	4.375%, 06/15/20 (e)	2,601
10,830	5.000%, 06/15/21 (e)	11,236
11,781	5.500%, 06/15/24 (e)	12,370

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Communications Equipment — continued
15,912	Goodman Networks, Inc., 12.125%, 07/01/18	7,876
	Nokia OYJ, (Finland),
6,517	5.375%, 05/15/19	7,047
5,650	6.625%, 05/15/39	6,158
6,550	Plantronics, Inc., 5.500%, 05/31/23 (e)	6,812

		89,348

	Electronic Equipment, Instruments & Components — 0.4%
10,130	Anixter, Inc., 5.500%, 03/01/23	10,662
	Belden, Inc.,
5,649	5.250%, 07/15/24 (e)	5,734
5,650	5.500%, 09/01/22 (e)	5,890
	CDW LLC/CDW Finance Corp.,
9,966	5.000%, 09/01/23	10,327
7,051	5.500%, 12/01/24	7,557
2,695	6.000%, 08/15/22	2,894
2,853	Zebra Technologies Corp., 7.250%, 10/15/22	3,095

		46,159

	Internet Software & Services — 0.1%
4,800	Match Group, Inc., 6.375%, 06/01/24	5,220
	VeriSign, Inc.,
6,008	4.625%, 05/01/23	6,143
2,933	5.250%, 04/01/25	3,058

		14,421

	IT Services — 0.9%
9,550	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	9,407
	First Data Corp.,
23,445	5.000%, 01/15/24 (e)	23,855
8,260	5.375%, 08/15/23 (e)	8,570
24,775	5.750%, 01/15/24 (e)	25,363
5,370	6.750%, 11/01/20 (e)	5,585
30,908	7.000%, 12/01/23 (e)	32,415

		105,195

	Semiconductors & Semiconductor Equipment — 1.3%
	Advanced Micro Devices, Inc.,
6,052	6.750%, 03/01/19	6,082
18,232	7.000%, 07/01/24	16,773
770	7.500%, 08/15/22	747
3,440	7.750%, 08/01/20	3,406
2,499	Entegris, Inc., 6.000%, 04/01/22 (e)	2,599
2,315	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	2,440

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — continued
	Micron Technology, Inc.,
15,555	5.250%, 08/01/23 (e)	15,049
182	5.250%, 01/15/24 (e)	174
4,936	5.500%, 02/01/25	4,782
5,558	5.625%, 01/15/26 (e)	5,308
5,448	5.875%, 02/15/22	5,489
11,250	7.500%, 09/15/23 (e)	12,403
5,700	Microsemi Corp., 9.125%, 04/15/23 (e)	6,527
	NXP B.V./NXP Funding LLC, (Netherlands),
10,909	4.125%, 06/15/20 (e)	11,291
20,027	4.125%, 06/01/21 (e)	20,948
13,426	4.625%, 06/15/22 (e)	14,139
2,430	5.750%, 02/15/21 (e)	2,533
3,963	5.750%, 03/15/23 (e)	4,219
9,706	Qorvo, Inc., 6.750%, 12/01/23 (e)	10,567
5,867	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	6,432

		151,908

	Software — 0.7%
	Infor U.S., Inc.,
12,295	5.750%, 08/15/20 (e)	12,977
16,502	6.500%, 05/15/22	16,729
10,842	Informatica LLC, 7.125%, 07/15/23 (e)	10,246
10,577	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	10,828
	Open Text Corp., (Canada),
7,385	5.625%, 01/15/23 (e)	7,625
7,211	5.875%, 06/01/26 (e)	7,608
15,295	Solera LLC/Solera Finance, Inc., 10.500%, 03/01/24 (e)	16,939
4,630	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	4,873

		87,825

	Technology Hardware, Storage & Peripherals — 1.2%
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
135	3.480%, 06/01/19 (e)	139
7,038	4.420%, 06/15/21 (e)	7,363
20,333	5.450%, 06/15/23 (e)	21,662
16,498	5.875%, 06/15/21 (e)	17,464
20,333	6.020%, 06/15/26 (e)	21,796
14,225	7.125%, 06/15/24 (e)	15,403
1,844	8.100%, 07/15/36 (e)	2,142
3,065	8.350%, 07/15/46 (e)	3,570
21,198	Diebold, Inc., 8.500%, 04/15/24 (e)	21,569

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	163

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
	NCR Corp.,
3,142	5.000%, 07/15/22	3,205
1,176	5.875%, 12/15/21	1,232
2,730	6.375%, 12/15/23	2,887
	Western Digital Corp.,
8,181	7.375%, 04/01/23 (e)	8,876
15,432	10.500%, 04/01/24 (e)	17,438

		144,746

	Total Information Technology	639,602

	Materials — 10.1%
	Chemicals — 2.5%
10,870	A Schulman, Inc., 6.875%, 06/01/23 (e)	10,924
5,000	Ashland, Inc., 6.875%, 05/15/43	5,450
7,900	Axalta Coating Systems LLC, 4.875%, 08/15/24 (e)	8,236
5,175	Axiall Corp., 4.875%, 05/15/23	5,427
5,690	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	7,655
	Blue Cube Spinco, Inc.,
27,175	9.750%, 10/15/23 (e)	32,134
40,868	10.000%, 10/15/25 (e)	48,633
38,886	CVR Partners LP/CVR Nitrogen Finance Corp., 9.250%, 06/15/23 (e)	38,546
14,749	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	16,887
55,680	Hexion, Inc., 6.625%, 04/15/20	48,268
	Momentive Performance Materials, Inc.,
8,310	3.880%, 10/24/21	6,868
9,310	8.875%, 10/15/20 (d)	—	(h)
	NOVA Chemicals Corp., (Canada),
5,545	5.000%, 05/01/25 (e)	5,725
10,435	5.250%, 08/01/23 (e)	10,826
6,050	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	6,126
26,138	PolyOne Corp., 5.250%, 03/15/23	27,314
5,300	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	5,128
12,000	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23 (e)	12,825
5,690	Valvoline, Inc., 5.500%, 07/15/24 (e)	5,972

		302,944

	Construction Materials — 1.1%
15,730	Cemex Finance LLC, 9.375%, 10/12/22 (e)	17,322
	Cemex S.A.B. de C.V., (Mexico),
24,380	5.700%, 01/11/25 (e)	25,083

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Construction Materials — continued
34,604	6.125%, 05/05/25 (e)	36,379
37,003	7.750%, 04/16/26 (e)	41,769
5,806	Headwaters, Inc., 7.250%, 01/15/19	6,024
10,816	U.S. Concrete, Inc., 6.375%, 06/01/24	11,276

		137,853

	Containers & Packaging — 1.5%
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
1,694	7.000%, 11/15/20 (e)	1,692
3,320	7.250%, 05/15/24 (e)	3,532
	Ball Corp.,
4,991	4.000%, 11/15/23	5,078
5,000	5.000%, 03/15/22	5,400
11,740	5.250%, 07/01/25	12,709
	Berry Plastics Corp.,
15,950	5.125%, 07/15/23	16,409
7,000	5.500%, 05/15/22	7,284
	Cascades, Inc., (Canada),
4,740	5.500%, 07/15/22 (e)	4,764
7,655	5.750%, 07/15/23 (e)	7,743
3,085	Constar International, Inc., 11.000%, 12/31/17 (d)	324
	Graphic Packaging International, Inc.,
7,745	4.750%, 04/15/21	8,297
3,230	4.875%, 11/15/22	3,403
	Owens-Brockway Glass Container, Inc.,
5,890	5.000%, 01/15/22 (e)	6,199
12,403	5.375%, 01/15/25 (e)	12,992
1,350	5.875%, 08/15/23 (e)	1,476
1,802	6.375%, 08/15/25 (e)	1,996
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
10,695	5.125%, 07/15/23 (e)	11,096
12,385	5.750%, 10/15/20	12,757
12,600	6.875%, 02/15/21	13,072
3,800	8.250%, 02/15/21	3,952
829	9.875%, 08/15/19	853
	Sealed Air Corp.,
22,767	5.125%, 12/01/24 (e)	24,361
10,344	5.250%, 04/01/23 (e)	11,042

		176,431

	Metals & Mining — 4.8%
16,255	AK Steel Corp., 7.500%, 07/15/23	17,637

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
	Alcoa, Inc.,
18,585	5.125%, 10/01/24	19,607
4,866	5.400%, 04/15/21	5,163
6,943	5.870%, 02/23/22	7,516
9,851	5.900%, 02/01/27	10,565
7,034	5.950%, 02/01/37	7,102
2,250	6.150%, 08/15/20	2,457
15,659	6.750%, 01/15/28	17,421
	Aleris International, Inc.,
1,203	7.875%, 11/01/20	1,239
9,900	9.500%, 04/01/21 (e)	10,865
	Anglo American Capital plc, (United Kingdom),
16,100	4.125%, 04/15/21 (e)	15,939
8,517	4.125%, 09/27/22 (e)	8,325
1,968	4.450%, 09/27/20 (e)	1,988
25,315	4.875%, 05/14/25 (e)	25,378
	ArcelorMittal, (Luxembourg),
5,170	6.125%, 06/01/25	5,558
3,245	6.250%, 08/05/20	3,505
14,005	6.500%, 03/01/21	15,195
58,000	7.250%, 02/25/22	65,250
2,900	7.750%, 03/01/41	3,016
5,270	8.000%, 10/15/39	5,665
5,300	10.850%, 06/01/19	6,320
18,487	Coeur Mining, Inc., 7.875%, 02/01/21	18,256
17,188	Commercial Metals Co., 4.875%, 05/15/23	17,274
	Freeport-McMoRan, Inc.,
16,015	3.100%, 03/15/20	14,734
15,460	3.550%, 03/01/22	13,450
39,610	3.875%, 03/15/23	33,966
5,129	4.000%, 11/14/21	4,693
1,776	5.400%, 11/14/34	1,385
32,550	5.450%, 03/15/43	24,901
15,456	Hecla Mining Co., 6.875%, 05/01/21	15,572
6,432	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	6,448
5,550	Kaiser Aluminum Corp., 5.875%, 05/15/24 (e)	5,883
	Lundin Mining Corp., (Canada),
10,080	7.500%, 11/01/20 (e)	10,634
11,280	7.875%, 11/01/22 (e)	12,070
	New Gold, Inc., (Canada),
12,111	6.250%, 11/15/22 (e)	12,505
4,261	7.000%, 04/15/20 (e)	4,389
21,539	Novelis, Inc., (Canada), 8.750%, 12/15/20	22,562

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
2,495	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	2,264
8,160	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	8,323
	Steel Dynamics, Inc.,
5,850	5.125%, 10/01/21	6,084
7,600	5.250%, 04/15/23	7,904
9,670	5.500%, 10/01/24	10,202
8,892	6.375%, 08/15/22	9,381
5,032	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	3,214
	Teck Resources Ltd., (Canada),
8,250	3.000%, 03/01/19	8,002
9,070	4.750%, 01/15/22	8,483
8,060	5.400%, 02/01/43	6,005
7,270	6.000%, 08/15/40	5,889
7,310	6.125%, 10/01/35	6,104
1,920	8.000%, 06/01/21 (e)	2,078
7,421	8.500%, 06/01/24 (e)	8,349
10,885	United States Steel Corp., 8.375%, 07/01/21 (e)	11,838

		578,553

	Paper & Forest Products — 0.2%
	Clearwater Paper Corp.,
6,395	4.500%, 02/01/23	6,371
6,719	5.375%, 02/01/25 (e)	6,786
15,735	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	10,857
6,530	NWH Escrow Corp., 7.500%, 08/01/21 (e)	4,375

		28,389

	Total Materials	1,224,170

	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
11,136	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	11,660
10,830	DuPont Fabros Technology LP, 5.875%, 09/15/21	11,331
	Equinix, Inc.,
2,065	4.875%, 04/01/20	2,148
7,608	5.375%, 01/01/22	8,126
18,058	5.375%, 04/01/23	19,096
2,707	5.750%, 01/01/25	2,897
4,481	5.875%, 01/15/26	4,881

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	165

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	Iron Mountain, Inc.,
13,529	5.750%, 08/15/24	14,036
10,396	6.000%, 10/01/20 (e)	11,046
5,387	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	5,481
	VEREIT Operating Partnership LP,
3,025	4.125%, 06/01/21	3,161
1,289	4.875%, 06/01/26	1,389

	Total Real Estate	95,252

	Telecommunication Services — 10.4%
	Diversified Telecommunication Services — 7.1%
	Altice Financing S.A., (Luxembourg),
10,515	6.500%, 01/15/22 (e)	11,041
19,517	6.625%, 02/15/23 (e)	20,322
16,485	7.500%, 05/15/26 (e)	17,350
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,000	5.125%, 05/01/23 (e)	1,052
5,200	5.250%, 09/30/22	5,460
5,688	5.375%, 05/01/25 (e)	5,994
10,128	5.500%, 05/01/26 (e)	10,723
37,655	5.750%, 02/15/26 (e)	40,291
53,808	5.875%, 04/01/24 (e)	57,978
21,964	Cincinnati Bell, Inc., 8.375%, 10/15/20	22,733
9,948	Consolidated Communications, Inc., 6.500%, 10/01/22	9,650
128,912	Embarq Corp., 7.995%, 06/01/36	133,667
	Frontier Communications Corp.,
27,490	6.250%, 09/15/21	26,811
16,421	8.500%, 04/15/20	17,714
964	8.750%, 04/15/22	1,005
10,000	8.875%, 09/15/20	10,900
32,472	9.250%, 07/01/21	35,151
22,091	10.500%, 09/15/22	24,038
21,012	11.000%, 09/15/25	22,693
	Intelsat Jackson Holdings S.A., (Luxembourg),
14,521	5.500%, 08/01/23	9,910
7,910	7.250%, 04/01/19	6,338
15,080	7.250%, 10/15/20	11,725
19,125	8.000%, 02/15/24 (e)	19,221
12,018	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	3,545
22,112	Level 3 Communications, Inc., 5.750%, 12/01/22	23,107
	Level 3 Financing, Inc.,
7,358	5.125%, 05/01/23	7,643

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
14,544	5.250%, 03/15/26 (e)	15,089
1,910	5.375%, 08/15/22	1,996
10,555	5.375%, 01/15/24	11,070
13,627	5.375%, 05/01/25	14,308
11,460	5.625%, 02/01/23	12,004
1,000	6.125%, 01/15/21	1,038
	Qwest Capital Funding, Inc.,
7,892	6.875%, 07/15/28	7,132
20,558	7.750%, 02/15/31	19,813
5,575	Qwest Corp., 7.250%, 09/15/25	6,028
	SBA Communications Corp.,
13,205	4.875%, 07/15/22	13,535
2,380	4.875%, 09/01/24 (e)	2,413
	SFR Group S.A., (France),
50,605	6.000%, 05/15/22 (e)	51,718
11,702	6.250%, 05/15/24 (e)	11,790
14,242	7.375%, 05/01/26 (e)	14,705
	Sprint Capital Corp.,
5,540	6.875%, 11/15/28	4,956
9,285	6.900%, 05/01/19	9,378
18,753	8.750%, 03/15/32	18,560
13,965	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	14,349
	Virgin Media Finance plc, (United Kingdom),
9,250	5.250%, 02/15/22	8,290
10,422	6.375%, 04/15/23 (e)	11,100
	Virgin Media Secured Finance plc, (United Kingdom),
3,000	5.250%, 01/15/26 (e)	3,067
7,867	5.375%, 04/15/21 (e)	8,182
	Wind Acquisition Finance S.A., (Luxembourg),
4,696	4.750%, 07/15/20 (e)	4,755
7,010	7.375%, 04/23/21 (e)	7,220
	Windstream Services LLC,
4,903	7.500%, 06/01/22	4,719
6,606	7.500%, 04/01/23	6,266
	Zayo Group LLC/Zayo Capital, Inc.,
16,700	6.000%, 04/01/23	17,368
5,525	6.375%, 05/15/25	5,830

		862,741

	Wireless Telecommunication Services — 3.3%
21,169	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	22,016
	Sprint Communications, Inc.,
8,529	6.000%, 12/01/16	8,614

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
23,125	7.000%, 03/01/20 (e)	24,802
22,520	7.000%, 08/15/20	22,182
2,690	8.375%, 08/15/17	2,802
36,726	9.000%, 11/15/18 (e)	40,444
3,596	9.125%, 03/01/17	3,699
2,455	9.250%, 04/15/22	2,578
5,758	11.500%, 11/15/21	6,478
	Sprint Corp.,
25,764	7.125%, 06/15/24	24,025
17,249	7.250%, 09/15/21	17,055
27,634	7.625%, 02/15/25	26,174
23,004	7.875%, 09/15/23	22,314
	T-Mobile USA, Inc.,
2,836	5.250%, 09/01/18	2,895
7,620	6.000%, 03/01/23	8,077
15,259	6.000%, 04/15/24	16,251
14,660	6.125%, 01/15/22	15,466
12,564	6.250%, 04/01/21	13,114
16,845	6.375%, 03/01/25	18,108
4,862	6.500%, 01/15/24	5,227
11,207	6.500%, 01/15/26	12,265
8,204	6.625%, 11/15/20	8,471
13,487	6.625%, 04/01/23	14,389
15,458	6.633%, 04/28/21	16,192
28,587	6.731%, 04/28/22	30,052
17,390	6.836%, 04/28/23	18,651

		402,341

	Total Telecommunication Services	1,265,082

	Utilities — 4.3%
	Electric Utilities — 0.2%
23,018	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	23,363
15,375	Texas Competitive Electric Holdings Co. LLC, VAR, 3.977%, 10/01/20	4,997

		28,360

	Gas Utilities — 1.3%
12,275	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	13,073
	AmeriGas Partners LP/AmeriGas Finance Corp.,
5,357	5.625%, 05/20/24	5,732
5,356	5.875%, 08/20/26	5,744
16,574	Ferrellgas LP/Ferrellgas Finance Corp., 6.750%, 06/15/23	14,958

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — continued
5,833	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	5,643
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
5,385	5.625%, 07/15/22	4,954
6,417	5.625%, 11/15/23	5,840
	Sabine Pass Liquefaction LLC,
30,157	5.625%, 04/15/23	31,740
30,640	5.625%, 03/01/25	32,402
12,850	5.625%, 02/01/21	13,493
9,090	5.750%, 05/15/24	9,658
14,402	5.875%, 06/30/26 (e)	15,410

		158,647

	Independent Power & Renewable Electricity Producers — 2.5%
	AES Corp.,
3,000	4.875%, 05/15/23	3,037
20,000	5.500%, 03/15/24	20,750
10,165	5.500%, 04/15/25	10,424
8,453	6.000%, 05/15/26	8,971
	Calpine Corp.,
16,308	5.250%, 06/01/26 (e)	16,512
9,837	5.375%, 01/15/23	9,843
10,700	5.500%, 02/01/24	10,660
9,821	5.750%, 01/15/25	9,784
26,374	5.875%, 01/15/24 (e)	27,890
	Dynegy, Inc.,
29,544	5.875%, 06/01/23	26,811
6,000	7.375%, 11/01/22	5,910
11,750	7.625%, 11/01/24	11,486
32,044	GenOn Energy, Inc., 9.875%, 10/15/20	22,591
	NRG Energy, Inc.,
14,220	6.250%, 05/01/24	14,113
32,000	6.625%, 03/15/23	32,640
19,946	6.625%, 01/15/27 (e)	19,983
3,000	7.250%, 05/15/26 (e)	3,116
	Talen Energy Supply LLC,
7,603	4.625%, 07/15/19 (e)	7,147
10,579	6.500%, 06/01/25	9,070
	TerraForm Power Operating LLC,
15,357	5.875%, 02/01/23 (e)	15,415
12,640	6.125%, 06/15/25 (e)	12,861

		299,014

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	167

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Multi-Utilities — 0.3%
		NRG Yield Operating LLC,
6,850		5.000%, 09/15/26 (e)	6,850
21,760		5.375%, 08/15/24	22,685

			29,535

		Total Utilities	515,556

		Total Corporate Bonds (Cost $10,350,329)	10,473,564

Preferred Securities — 0.8% (x)
		Financials — 0.8%
		Banks — 0.8%
20,448		Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25	21,496
22,680		Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	23,232
		Citigroup, Inc.,
13,720		Series R, VAR, 6.125%, 11/15/20	14,315
7,910		Series T, VAR, 6.250%, 08/15/26	8,543
10,770		Credit Agricole S.A., (France), VAR, 8.125%, 12/23/25 (e)	11,558
		Royal Bank of Scotland Group plc, (United Kingdom),
10,292		VAR, 7.500%, 08/10/20	9,752
6,561		VAR, 8.000%, 08/10/25	6,378
4,790		VAR, 8.625%, 08/15/21	4,880

			100,154

		Capital Markets — 0.0% (g)
4,290		Goldman Sachs Group, Inc. (The), Series O, VAR, 5.300%, 11/10/26	4,386

		Total Preferred Securities (Cost $101,856)	104,540

SHARES
Common Stocks — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (e)	1,463

		Specialty Retail — 0.0% (g)
116		Nebraska Book Holdings, Inc. (a)	9

		Total Consumer Discretionary	1,472

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
9,055		Adelphia Recovery Trust (a)	—	(h)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Insurance — 0.0% (g)
7,076	ACC Claims Holdings LLC (a)	71

	Total Financials	71

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
1	Quad/Graphics, Inc.	16

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
58	Constar International, Inc., Class A, ADR (a)	—	(h)

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
1,491	NII Holdings, Inc. (a)	4,964

	Utilities — 0.0% (g)
	Independent Power & Renewable Electricity Producers — 0.0% (g)
100	Dynegy, Inc. (a)	1,267

	Total Common Stocks (Cost $28,391)	7,790

Preferred Stocks — 0.5%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
1	Spanish Broadcasting System, Inc., Series B, 10.750%, 10/03/16 ($1,000 par value) @	713

	Financials — 0.4%
	Consumer Finance — 0.1%
260	GMAC Capital Trust I, Series 2, VAR, 6.602%, 02/15/40 ($25 par value)	6,568

	Insurance — 0.3%
312	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	9,818

34	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.800%, 10/03/16 ($1,000 par value) @	26,323

		36,141

	Total Financials	42,709

	Industrials — 0.1%
	Commercial Services & Supplies — 0.1%
13	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) @	13,047

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., Class A	—	(h)

	Total Preferred Stocks (Cost $55,897)	56,469

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 6.5%
	Consumer Discretionary — 1.7%
	Automobiles — 0.1%
4,466	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	4,472
6,351	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	6,356

		10,828

	Hotels, Restaurants & Leisure — 0.2%
13,752	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	13,778
7,942	Intrawest Operations Group LLC, Initial Term Loan, VAR, 5.000%, 12/09/20	7,969
5,911	Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	5,911

		27,658

	Leisure Products — 0.3%
14,900	Delta 2 Sarl, 2nd Lien Facility, (Luxembourg), VAR, 7.750%, 07/29/22	14,745
17,670	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21 ^	17,568
8,342	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	7,591

		39,904

	Media — 0.9%
16,975	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22	17,106
2,797	Entravision Communications Corp., Tranche B Term Loan, VAR, 3.500%, 05/31/20	2,788
8,285	Gray Television, Inc., Initial Term Loan, VAR, 3.938%, 06/13/21	8,316
37,355	iHeartCommunications, Inc., Term Loan D, VAR, 7.274%, 01/30/19	28,632
20,104	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.024%, 07/30/19	15,363
11,594	Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20	11,594
3,149	MTL Publishing LLC, Term B-3 Loan, VAR, 4.000%, 08/19/22	3,149
5,955	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	5,966
6,519	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	6,513
11,059	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	11,053

		110,480

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — 0.2%
10,683	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	8,418
9,308	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	9,336

		17,754

	Total Consumer Discretionary	206,624

	Consumer Staples — 0.6%
	Food & Staples Retailing — 0.4%
32,995	Albertson’s LLC, 2016-1 Term Loan B-5, VAR, 4.750%, 12/21/22	33,172
10,119	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	10,122

		43,294

	Food Products — 0.1%
3,815	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.501%, 11/01/18	3,826
3,638	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	3,638
2,782	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.250%, 04/29/20	2,789
3,806	Pinnacle Foods Finance LLC, Fourth Amendment Tranche I Term Loan, VAR, 3.270%, 01/13/23	3,826
2,918	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	2,923

		17,002

	Personal Products — 0.1%
8,238	Revlon Consumer Products Corp., Term Loan B, VAR, 4.750%, 07/14/23 ^	8,226

	Total Consumer Staples	68,522

	Energy — 1.0%
	Energy Equipment & Services — 0.0% (g)
3,300	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	2,062

	Oil, Gas & Consumable Fuels — 1.0%
2,723	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	2,710
12,547	California Resources, 1st Lien Second Out Term Loan, VAR, 11.500%, 08/05/21 ^	13,143
14,127	Chesapeake Energy, First Lien Last Out Term Loan, VAR, 8.500%, 08/15/21 ^	14,568
5,865	EP Energy LLC/Everest Acquisition LLC., 2nd Lien Term Loan, VAR, 9.750%, 06/30/21 ^	5,770

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	169

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — continued
9,160	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20 (d)	3,298
56,740	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23 ^	54,943
8,919	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	8,185
6,365	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	4,378
5,657	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 (d) ^	177
15,280	Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 06/23/23	14,860

		122,032

	Total Energy	124,094

	Financials — 0.2%
	Consumer Finance — 0.1%
14,594	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	14,138

	Diversified Financial Services — 0.1%
10,979	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	10,712

	Total Financials	24,850

	Health Care — 0.2%
	Health Care Providers & Services — 0.1%
5,777	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	5,783

	Pharmaceuticals — 0.1%
17,647	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	16,684

	Total Health Care	22,467

	Industrials — 0.4%
	Air Freight & Logistics — 0.1%
10,589	XPO Logistics, Inc., Term loan, VAR, 4.250%, 10/31/21 ^	10,635

	Building Products — 0.1%
11,529	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22 ^	11,433

	Industrial Conglomerates — 0.0% (g)
2,073	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	1,958

	Machinery — 0.1%
14,099	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.250%, 03/11/22 ^	14,113

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Marine — 0.1%
2,590	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	1,744
7,135	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18 (d)	3,995

		5,739

	Total Industrials	43,878

	Information Technology — 0.7%
	Communications Equipment — 0.1%
18,496	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	13,803

	Internet Software & Services — 0.0% (g)
3,020	Solar Winds Holdings, Inc., 1st Lien Term loan, VAR, 5.500%, 02/03/23	3,030

	IT Services — 0.2%
24,070	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.522%, 03/24/21 ^	24,181
4,436	First Data Corp., 2022 New Dollar Term Loan, VAR, 4.272%, 07/08/22	4,448

		28,629

	Semiconductors & Semiconductor Equipment — 0.3%
16,509	Avago Technologies, Term A-2 Loan, (Singapore), VAR, 3.508%, 02/01/23 ^	16,651
14,286	Microsemi Corp., Closing Date Term B Loan, VAR, 3.750%, 01/15/23 ^	14,374
2,701	NXP B.V./NXP Funding LLC, Term B Loan, (Netherlands), VAR, 3.750%, 12/07/20	2,715
6,252	On Semiconductor Corp., Term Loan B, VAR, 5.250%, 03/31/23	6,329

		40,069

	Software — 0.1%
6,000	Infor U.S., Inc., Tranche B-5 Term Loan, VAR, 3.750%, 06/03/20	5,931

	Total Information Technology	91,462

	Materials — 0.4%
	Containers & Packaging — 0.3%
939	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	943
4,962	Berry Plastics Corp., Term Loan D, VAR, 3.500%, 02/08/20	4,951
6,285	Berry Plastics Corp., Term Loan G, VAR, 3.500%, 01/06/21	6,270
7,962	Berry Plastics Corp., Term Loan H, VAR, 3.750%, 10/01/22	7,957

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Containers & Packaging — continued
2,543	NVLX Acquisition LLC, 1st Lien Term Loan, VAR, 6.000%, 12/05/21	2,555
6,385	Viskase Companies, Inc., Initial Term Loan, VAR, 4.250%, 01/30/21 ^	5,922

		28,598

	Metals & Mining — 0.1%
1,124	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	1,123
2,085	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	2,083
12,056	FMG Resources Pty, Ltd., Term Loan B, VAR, 3.750%, 06/30/19 ^	11,984

		15,190

	Total Materials	43,788

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
6,088	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20 ^	6,088
20,233	UPC Financing Partnership, Senior Secured Term Loan AN, VAR, 4.080%, 08/31/24	20,160
10,835	Virgin Media Investments Holdings Ltd., F Facility, (United Kingdom), VAR, 3.649%, 06/30/23 ^	10,834
9,522	Windstream, Term Loan B-6, VAR, 5.750%, 03/29/21	9,578

		46,660

	Wireless Telecommunication Services — 0.0% (g)
3,993	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	3,542
3,411	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	3,030

		6,572

	Total Telecommunication Services	53,232

	Utilities — 0.9%
	Electric Utilities — 0.7%
5,974	Texas Competitive Electric Holdings Co. LLC, 1st Lien Term Loan C, VAR, 5.000%, 10/31/17 ^	5,987
83,215	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.970%, 10/10/17 (d)	26,629
70,354	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.970%, 10/10/17 (d)	22,144

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
27,971	Texas Competitive Electric Holdings Co. LLC, Term Loan B, VAR, 5.000%, 10/31/17 ^	28,034

		82,794

	Independent Power & Renewable Electricity Producers — 0.2%
5,373	Calpine Corp., Term Loan, VAR, 4.000%, 01/15/23	5,399
21,365	Dynegy, Inc., 1st Lien Term Loan C, VAR, 5.000%, 06/27/23	21,368

		26,767

	Total Utilities	109,561

	Total Loan Assignments (Cost $899,130)	788,478

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
112	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
52	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
23	Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00) (a)	—	(h)

	Total Warrants (Cost $2)	—	(h)

PRINCIPAL AMOUNT($)
Short-Term Investments — 5.2%
	U.S. Treasury Obligations— 0.1%
	U.S. Treasury Bills,
7,560	0.322, 01/05/17 (k) (n)	7,550
2,755	0.326, 10/06/16 (k) (n)	2,754

	Total U.S. Treasury Obligations (Cost $10,305)	10,304

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	171

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Company — 5.1%
616,479	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.310% (b) (l)	616,479

	Total Short-Term Investments (Cost $626,784)	626,783

	Total Investments — 99.7% (Cost $12,071,594)	12,067,317
	Other Assets in Excess of Liabilities — 0.3%	30,431

	NET ASSETS — 100.0%	$12,097,748

Percentages indicated are based on net assets.

Centrally Cleared Credit Default Swaps — Sell Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2016 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
CDX.NA.HY.26-V1	5.000% quarterly	06/20/21	3.927%	200,000	10,927	(9,374)

[1]

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.4%
	Ally Auto Receivables Trust,
87	Series 2013-2, Class A3, 0.790%, 01/15/18	87
476	Series 2015-1, Class A3, 1.390%, 09/16/19	477
305	Series 2015-SN1, Class A3, 1.210%, 12/20/17	305
509	Series 2016-1, Class A3, 1.470%, 04/15/20	511
800	Series 2016-2, Class A3, 1.350%, 05/15/20	800
	American Express Credit Account Master Trust,
1,847	Series 2014-2, Class A, 1.260%, 01/15/20	1,850
619	Series 2014-3, Class A, 1.490%, 04/15/20	622
	AmeriCredit Automobile Receivables Trust,
71	Series 2013-5, Class A3, 0.900%, 09/10/18	71
206	Series 2015-4, Class A3, 1.700%, 07/08/20	207
428	Series 2016-2, Class A3, 1.600%, 11/09/20	428
617	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	616
1,500	BMW Vehicle Lease Trust, Series 2015-2, Class A3, 1.400%, 09/20/18	1,502
	BMW Vehicle Owner Trust,
80	Series 2013-A, Class A3, 0.670%, 11/27/17	80
425	Series 2014-A, Class A3, 0.970%, 11/26/18	425
463	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	467
	Capital Auto Receivables Asset Trust,
1,600	Series 2015-1, Class A3, 1.610%, 06/20/19	1,605
617	Series 2015-2, Class A3, 1.730%, 09/20/19	618
335	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	333
	CarMax Auto Owner Trust,
214	Series 2013-4, Class A3, 0.800%, 07/16/18	214
1,314	Series 2014-2, Class A3, 0.980%, 01/15/19	1,313
527	Series 2015-2, Class A3, 1.370%, 03/16/20	528
337	Series 2016-1, Class A3, 1.610%, 11/16/20	339
711	Series 2016-2, Class A3, 1.520%, 02/16/21	713
883	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	885
483	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	482
3,200	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 04/09/20	3,233
	CNH Equipment Trust,
81	Series 2013-C, Class A3, 1.020%, 08/15/18	81
666	Series 2013-D, Class A3, 0.770%, 10/15/18	666
756	Series 2014-A, Class A3, 0.840%, 05/15/19	755
1,064	Series 2014-B, Class A3, 0.910%, 05/15/19	1,063

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

136	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	136
	CPS Auto Receivables Trust,
74	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	74
225	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	224
468	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	468
585	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	585
1,098	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	1,095
460	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	461
1,857	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	1,857
26	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	26
1,500	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 03/15/21	1,506
	DT Auto Owner Trust,
333	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	333
826	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	825
	Exeter Automobile Receivables Trust,
4	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	3
247	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	247
834	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	834
	Fifth Third Auto Trust,
10	Series 2013-A, Class A3, 0.610%, 09/15/17	10
318	Series 2015-1, Class A3, 1.420%, 03/16/20	319
1,295	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	1,291
	Flagship Credit Auto Trust,
535	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	533
501	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	500
749	Series 2016-2, Class A1, 2.280%, 05/15/20 (e)	749

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	173

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
127	Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.890%, 09/15/17	127
	Ford Credit Auto Owner Trust,
22	Series 2013-C, Class A3, 0.820%, 12/15/17	22
180	Series 2013-D, Class A3, 0.670%, 04/15/18	180
735	Series 2014-B, Class A3, 0.900%, 10/15/18	735
930	Series 2014-C, Class A3, 1.060%, 05/15/19	930
668	Series 2015-A, Class A3, 1.280%, 09/15/19	669
658	Series 2015-B, Class A3, 1.160%, 11/15/19	658
585	Series 2015-C, Class A3, 1.410%, 02/15/20	586
373	Series 2016-B, Class A3, 1.330%, 10/15/20	374
1,478	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	1,470
441	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	438
	GLS Auto Receivables Trust,
897	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	895
1,041	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	1,046
	GM Financial Automobile Leasing Trust,
963	Series 2015-1, Class A3, 1.530%, 09/20/18	967
974	Series 2015-3, Class A3, 1.690%, 03/20/19	979
248	Series 2016-2, Class A3, 1.620%, 09/20/19	249
681	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	681
	Harley-Davidson Motorcycle Trust,
1,498	Series 2015-1, Class A3, 1.410%, 06/15/20	1,501
716	Series 2015-2, Class A3, 1.300%, 03/16/20	717
	Honda Auto Receivables Owner Trust,
163	Series 2013-4, Class A3, 0.690%, 09/18/17	163
738	Series 2014-1, Class A3, 0.670%, 11/21/17	737
806	Series 2015-1, Class A3, 1.050%, 10/15/18	806
389	Series 2016-1, Class A3, 1.220%, 12/18/19	389
392	Series 2016-3, Class A3, 1.160%, 05/18/20	391
	Hyundai Auto Receivables Trust,
339	Series 2014-A, Class A3, 0.790%, 07/16/18	338
988	Series 2014-B, Class A3, 0.900%, 12/17/18	988
718	Series 2015-A, Class A3, 1.050%, 04/15/19	718
343	Series 2015-C, Class A3, 1.460%, 02/18/20	344
	John Deere Owner Trust,
1,129	Series 2014-B, Class A3, 1.070%, 11/15/18	1,128
384	Series 2015-B, Class A3, 1.440%, 10/15/19	385
1,199	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	1,189
317	Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013%, 08/25/26 (e)	317

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000	Nissan Auto Lease Trust, Series 2015-A, Class A3, 1.400%, 06/15/18	1,001
	Nissan Auto Receivables Owner Trust,
341	Series 2013-C, Class A3, 0.670%, 08/15/18	340
506	Series 2014-A, Class A3, 0.720%, 08/15/18	505
489	Series 2014-B, Class A3, 1.110%, 05/15/19	489
823	Series 2015-C, Class A3, 1.370%, 05/15/20	826
305	Series 2016-B, Class A3, 1.320%, 01/15/21	306
956	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	947
	OneMain Financial Issuance Trust,
773	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	774
1,490	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	1,492
1,295	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,309
1,750	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	1,752
102	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	102
1,642	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,642
1,472	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	1,472
1,100	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	1,102
213	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.824%, 03/25/36	211
191	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	193
612	SoFi Consumer Loan Program, Series 2016-2A, Class A, 3.090%, 10/27/25 (e)	617
1,444	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	1,445
	Toyota Auto Receivables Owner Trust,
679	Series 2014-A, Class A3, 0.670%, 12/15/17	678
429	Series 2014-C, Class A3, 0.930%, 07/16/18	429
600	Series 2016-A, Class A3, 1.250%, 03/16/20	601
348	Series 2016-B, Class A3, 1.300%, 04/15/20	348
877	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.458%, 10/15/18 (e)	864
73	USAA Auto Owner Trust, Series 2014-1, Class A3, 0.580%, 12/15/17	73

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
760		Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	759
541		Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A3, 0.700%, 04/20/18	540
207		VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	207
1,122		VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	1,134
398		VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	399
449		VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	450
858		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	858
1,484		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	1,483
877		VOLT XXVI LLC, Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	874
911		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	909
772		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	772
642		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	641
1,309		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,309
1,061		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	1,061
203		Westgate Resorts LLC, Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	202
1,846		Westlake Automobile Receivables Trust, Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	1,847
		World Omni Auto Receivables Trust,
437		Series 2015-A, Class A3, 1.340%, 05/15/20	438
1,286		Series 2015-B, Class A3, 1.490%, 12/15/20	1,291
		World Omni Automobile Lease Securitization Trust,
802		Series 2014-A, Class A3, 1.160%, 09/15/17	802
1,093		Series 2015-A, Class A3, 1.540%, 10/15/18	1,095

		Total Asset-Backed Securities (Cost $90,952)	91,058

Collateralized Mortgage Obligations — 17.4%
		Agency CMO — 16.9%
		Federal Home Loan Mortgage Corp. REMIC,
29		Series 1578, Class K, 6.900%, 09/15/23	32
239		Series 2110, Class PG, 6.000%, 01/15/29	275
—	(h)	Series 2355, Class BP, 6.000%, 09/15/16	—	(h)
1		Series 2391, Class QR, 5.500%, 12/15/16	1

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2	Series 2427, Class LW, 6.000%, 03/15/17	2
39	Series 2436, Class MC, 7.000%, 04/15/32	44
46	Series 2441, Class GF, 6.500%, 04/15/32	54
281	Series 2505, Class D, 5.500%, 09/15/32	311
872	Series 2525, Class AM, 4.500%, 04/15/32	968
139	Series 2544, Class KE, 5.500%, 12/15/32	157
342	Series 2557, Class HL, 5.300%, 01/15/33	381
8	Series 2558, Class BD, 5.000%, 01/15/18	8
40	Series 2564, Class NK, 5.000%, 02/15/18	41
107	Series 2575, Class PE, 5.500%, 02/15/33	122
436	Series 2586, Class WG, 4.000%, 03/15/33	470
5	Series 2594, Class JB, 4.500%, 04/15/18	5
19	Series 2595, Class HJ, 5.000%, 03/15/23	20
371	Series 2596, Class QD, 4.000%, 03/15/33	399
141	Series 2611, Class KH, 5.000%, 05/15/18	144
435	Series 2621, Class QH, 5.000%, 05/15/33	481
561	Series 2624, Class QH, 5.000%, 06/15/33	624
1,456	Series 2626, Class JC, 5.000%, 06/15/23	1,562
739	Series 2632, Class AB, 4.500%, 06/15/18	756
21	Series 2648, Class BK, 5.000%, 07/15/33	22
42	Series 2649, Class PJ, 3.500%, 06/15/33	44
17	Series 2649, Class QH, 4.500%, 07/15/18	17
227	Series 2649, Class WB, 3.500%, 07/15/23	238
893	Series 2673, Class PE, 5.500%, 09/15/33	1,002
1,090	Series 2685, Class DT, 5.000%, 10/15/23	1,192
251	Series 2687, Class JH, 5.000%, 10/15/23	271
680	Series 2696, Class DG, 5.500%, 10/15/33	765
101	Series 2699, Class TC, 4.000%, 11/15/18	103
1,614	Series 2701, Class AC, 5.000%, 11/15/23	1,747
284	Series 2725, Class TA, 4.500%, 12/15/33	338
792	Series 2733, Class ME, 5.000%, 01/15/34	883
29	Series 2744, Class TU, 5.500%, 05/15/32	29
3	Series 2750, Class JB, 4.500%, 02/15/19	3
237	Series 2752, Class JB, 4.500%, 02/15/19	244
160	Series 2760, Class KT, 4.500%, 09/15/32	165
318	Series 2764, Class UE, 5.000%, 10/15/32	327
278	Series 2768, Class PK, 5.000%, 03/15/34	304
118	Series 2773, Class OC, 5.000%, 04/15/19	122
292	Series 2804, Class AM, 5.000%, 03/15/34	294
99	Series 2828, Class JE, 4.500%, 07/15/19	102
20	Series 2843, Class BC, 5.000%, 08/15/19	21
197	Series 2864, Class NB, 5.500%, 07/15/33	204
183	Series 2875, Class HB, 4.000%, 10/15/19	187
505	Series 2899, Class HB, 4.000%, 12/15/19	518
109	Series 2910, Class BE, 4.500%, 12/15/19	112

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	175

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
149	Series 2920, Class KT, 4.500%, 01/15/20	153
140	Series 2929, Class KG, 4.500%, 02/15/20	144
594	Series 2934, Class KG, 5.000%, 02/15/35	665
28	Series 2950, Class JA, 4.500%, 03/15/20	28
1,688	Series 2960, Class JH, 5.500%, 04/15/35	1,892
59	Series 2968, Class MD, 5.500%, 12/15/33	60
137	Series 2981, Class BC, 4.500%, 05/15/20	140
56	Series 2988, Class TY, 5.500%, 06/15/25	62
1,367	Series 2989, Class TG, 5.000%, 06/15/25	1,493
17	Series 2993, Class PM, 4.500%, 05/15/35	18
22	Series 3017, Class MK, 5.000%, 12/15/34	22
55	Series 3028, Class ME, 5.000%, 02/15/34	56
54	Series 3036, Class TE, 5.500%, 12/15/34	55
25	Series 3057, Class PE, 5.500%, 11/15/34	25
42	Series 3077, Class TO, PO, 04/15/35	39
118	Series 3082, Class PW, 5.500%, 12/15/35	135
2,726	Series 3084, Class BH, 5.500%, 12/15/35	3,085
151	Series 3087, Class KX, 5.500%, 12/15/25	166
2,564	Series 3098, Class KG, 5.500%, 01/15/36	2,867
2,144	Series 3102, Class CE, 5.500%, 01/15/26	2,377
59	Series 3121, Class JD, 5.500%, 03/15/26	65
203	Series 3123, Class HT, 5.000%, 03/15/26	222
112	Series 3136, Class CO, PO, 04/15/36	101
85	Series 3145, Class AJ, 5.500%, 04/15/36	96
803	Series 3150, Class EQ, 5.000%, 05/15/26	875
151	Series 3200, Class PO, PO, 08/15/36	138
114	Series 3219, Class PD, 6.000%, 11/15/35	115
101	Series 3270, Class AT, 5.500%, 01/15/37	115
17	Series 3272, Class PA, 6.000%, 02/15/37	20
14	Series 3289, Class ND, 5.500%, 06/15/35	14
2,155	Series 3294, Class DB, 4.500%, 03/15/22	2,232
102	Series 3337, Class MD, 5.500%, 06/15/27	115
136	Series 3348, Class HT, 6.000%, 07/15/37	157
393	Series 3349, Class HE, 5.500%, 07/15/36	403
42	Series 3372, Class BD, 4.500%, 10/15/22	43
26	Series 3508, Class PK, 4.000%, 02/15/39	27
44	Series 3513, Class A, 4.500%, 02/15/39	47
652	Series 3521, Class B, 4.000%, 04/15/24	706
125	Series 3544, Class BC, 4.000%, 06/15/24	132
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,605
2,537	Series 3562, Class JC, 4.000%, 08/15/24	2,677
1,732	Series 3563, Class BD, 4.000%, 08/15/24	1,805
64	Series 3563, Class LB, 4.000%, 08/15/29	69
265	Series 3571, Class MY, 4.000%, 09/15/24	289
1,828	Series 3575, Class EB, 4.000%, 09/15/24	1,937

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2,811	Series 3577, Class B, 4.000%, 09/15/24	2,968
442	Series 3578, Class KB, 4.000%, 09/15/24	469
9	Series 3593, Class PC, 5.000%, 05/15/38	9
318	Series 3605, Class NB, 5.500%, 06/15/37	324
394	Series 3647, Class GA, 5.000%, 11/15/28	405
10	Series 3652, Class A, 4.500%, 11/15/24	10
314	Series 3653, Class B, 4.500%, 04/15/30	345
2,116	Series 3653, Class HJ, 5.000%, 04/15/40	2,365
135	Series 3659, Class BD, 5.000%, 01/15/37	140
530	Series 3659, Class VG, 5.000%, 09/15/34	593
2,435	Series 3677, Class KB, 4.500%, 05/15/40	2,696
2,243	Series 3677, Class PB, 4.500%, 05/15/40	2,421
97	Series 3688, Class GT, VAR, 7.277%, 11/15/46	113
260	Series 3715, Class PC, 4.500%, 08/15/40	288
883	Series 3740, Class BP, 4.500%, 04/15/38	926
187	Series 3747, Class HI, IO, 4.500%, 07/15/37	7
774	Series 3747, Class PA, 4.000%, 04/15/38	809
120	Series 3755, Class ML, 5.500%, 06/15/29	126
1,750	Series 3787, Class AY, 3.500%, 01/15/26	1,853
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,353
439	Series 3797, Class PA, 4.500%, 08/15/39	454
1,661	Series 3816, Class HA, 3.500%, 11/15/25	1,799
1,599	Series 3819, Class ZQ, 6.000%, 04/15/36	1,823
500	Series 3824, Class EY, 3.500%, 03/15/31	540
1,488	Series 3827, Class BM, 5.500%, 08/15/39	1,608
264	Series 3828, Class PU, 4.500%, 03/15/41	282
902	Series 3852, Class TP, IF, 5.500%, 05/15/41	972
2,800	Series 3874, Class DW, 3.500%, 06/15/21	2,962
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,695
821	Series 3898, Class KH, 3.500%, 06/15/26	884
1,146	Series 3904, Class EC, 2.000%, 08/15/40	1,146
1,600	Series 3911, Class B, 3.500%, 08/15/26	1,749
534	Series 3955, Class HB, 3.000%, 12/15/40	549
2,500	Series 3956, Class EB, 3.250%, 11/15/41	2,585
2,500	Series 3959, Class PB, 3.000%, 11/15/26	2,630
1,650	Series 3963, Class JB, 4.500%, 11/15/41	1,903
246	Series 4026, Class MQ, 4.000%, 04/15/42	267
609	Series 4085, Class FB, VAR, 0.908%, 01/15/39	611
3,316	Series 4219, Class JA, 3.500%, 08/15/39	3,489
3,650	Series 4238, Class UY, 3.000%, 08/15/33	3,800
2,574	Series 4337, Class VJ, 3.500%, 06/15/27	2,784

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,850	Federal Home Loan Mortgage Corp. STRIPS, Series 262, Class 35, 3.500%, 07/15/42	1,969
	Federal National Mortgage Association - ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,860
2,056	Series 2011-M4, Class A1, 2.548%, 06/25/21	2,106
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,925
3,953	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,123
3,500	Series 2014-M1, Class A2, VAR, 3.270%, 07/25/23	3,745
3,108	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	3,414
3,100	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	3,370
4,756	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	5,065
1,800	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,879
1,973	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	2,109
4,631	Series 2015-M1, Class A2, 2.532%, 09/25/24	4,781
4,500	Series 2015-M3, Class A2, 2.723%, 10/25/24	4,707
1,400	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	1,498
	Federal National Mortgage Association REMIC,
339	Series 1997-57, Class PN, 5.000%, 09/18/27	371
136	Series 2001-63, Class TC, 6.000%, 12/25/31	152
349	Series 2001-81, Class HE, 6.500%, 01/25/32	403
2	Series 2002-24, Class AJ, 6.000%, 04/25/17	2
342	Series 2002-75, Class GB, 5.500%, 11/25/32	366
123	Series 2002-85, Class PE, 5.500%, 12/25/32	137
127	Series 2003-5, Class EQ, 5.500%, 02/25/23	139
77	Series 2003-21, Class OU, 5.500%, 03/25/33	87
96	Series 2003-23, Class CH, 5.000%, 04/25/33	106
800	Series 2003-26, Class EB, 3.500%, 04/25/33	857

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
181	Series 2003-41, Class BK, 5.000%, 05/25/18	185
150	Series 2003-48, Class TC, 5.000%, 06/25/23	161
130	Series 2003-55, Class HY, 5.000%, 06/25/23	140
255	Series 2003-63, Class YB, 5.000%, 07/25/33	280
458	Series 2003-69, Class N, 5.000%, 07/25/33	501
432	Series 2003-80, Class QG, 5.000%, 08/25/33	495
93	Series 2003-84, Class GE, 4.500%, 09/25/18	95
323	Series 2003-85, Class QD, 5.500%, 09/25/33	361
22	Series 2003-87, Class TJ, 4.500%, 09/25/18	22
89	Series 2003-94, Class CE, 5.000%, 10/25/33	96
587	Series 2003-129, Class ME, 5.000%, 08/25/23	599
105	Series 2003-134, Class MH, 5.000%, 06/25/33	108
567	Series 2004-44, Class KT, 6.000%, 06/25/24	628
188	Series 2004-53, Class NC, 5.500%, 07/25/24	204
394	Series 2004-70, Class EB, 5.000%, 10/25/24	426
12	Series 2004-81, Class HA, 4.250%, 10/25/24	12
527	Series 2005-5, Class CK, 5.000%, 01/25/35	572
1,214	Series 2005-29, Class WC, 4.750%, 04/25/35	1,339
164	Series 2005-33, Class QD, 5.000%, 01/25/34	166
294	Series 2005-48, Class TD, 5.500%, 06/25/35	342
828	Series 2005-53, Class MJ, 5.500%, 06/25/35	931
105	Series 2005-58, Class EP, 5.500%, 07/25/35	116
91	Series 2005-62, Class CP, 4.750%, 07/25/35	98
250	Series 2005-68, Class BE, 5.250%, 08/25/35	306
364	Series 2005-68, Class PG, 5.500%, 08/25/35	412

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	177

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
88	Series 2005-86, Class AX, 5.500%, 10/25/35	89
8	Series 2005-99, Class AE, 5.500%, 12/25/35	9
1,061	Series 2005-102, Class PG, 5.000%, 11/25/35	1,178
764	Series 2005-110, Class GL, 5.500%, 12/25/35	898
30	Series 2005-110, Class MB, 5.500%, 09/25/35	32
435	Series 2006-22, Class CE, 4.500%, 08/25/23	462
39	Series 2006-41, Class MC, 5.500%, 07/25/35	40
133	Series 2006-49, Class PA, 6.000%, 06/25/36	154
800	Series 2006-114, Class HE, 5.500%, 12/25/36	890
69	Series 2007-33, Class HE, 5.500%, 04/25/37	78
25	Series 2007-65, Class KI, IF, IO, 6.096%, 07/25/37	3
555	Series 2007-71, Class GB, 6.000%, 07/25/37	637
281	Series 2007-71, Class KP, 5.500%, 07/25/37	310
153	Series 2007-113, Class DB, 4.500%, 12/25/22	160
185	Series 2008-65, Class CD, 4.500%, 08/25/23	191
1,189	Series 2008-70, Class BY, 4.000%, 08/25/23	1,221
49	Series 2008-72, Class BX, 5.500%, 08/25/38	55
20	Series 2008-74, Class B, 5.500%, 09/25/38	23
792	Series 2009-19, Class PW, 4.500%, 10/25/36	865
38	Series 2009-37, Class KI, IF, IO, 5.476%, 06/25/39	5
228	Series 2009-39, Class LB, 4.500%, 06/25/29	248
969	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,077
138	Series 2009-71, Class MB, 4.500%, 09/25/24	148
240	Series 2009-71, Class XB, 5.000%, 03/25/38	241
51	Series 2009-78, Class J, 5.000%, 09/25/19	52

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
34	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	5
94	Series 2009-86, Class OT, PO, 10/25/37	86
2,151	Series 2009-92, Class AD, 6.000%, 11/25/39	2,402
63	Series 2009-96, Class CB, 4.000%, 11/25/49	66
344	Series 2009-96, Class DB, 4.000%, 11/25/29	368
263	Series 2009-112, Class ST, IF, IO, 5.726%, 01/25/40	45
120	Series 2010-9, Class MD, 5.000%, 02/25/38	131
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,340
500	Series 2010-28, Class DE, 5.000%, 04/25/30	562
123	Series 2010-35, Class SB, IF, IO, 5.896%, 04/25/40	17
3,125	Series 2010-37, Class CY, 5.000%, 04/25/40	3,469
700	Series 2010-41, Class DC, 4.500%, 05/25/25	749
2,135	Series 2010-49, Class KB, 4.000%, 05/25/25	2,250
122	Series 2010-54, Class EA, 4.500%, 06/25/40	132
54	Series 2010-56, Class BD, 5.000%, 12/25/38	54
23	Series 2010-64, Class DM, 5.000%, 06/25/40	26
408	Series 2010-71, Class HJ, 5.500%, 07/25/40	457
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,214
116	Series 2010-111, Class AE, 5.500%, 04/25/38	119
4,850	Series 2010-123, Class BP, 4.500%, 11/25/40	5,424
1,019	Series 2010-135, Class HE, 3.000%, 01/25/21	1,037
498	Series 2011-22, Class MA, 6.500%, 04/25/38	546
1,330	Series 2011-39, Class ZA, 6.000%, 11/25/32	1,524
1,006	Series 2011-41, Class KL, 4.000%, 05/25/41	1,113
500	Series 2011-50, Class LP, 4.000%, 06/25/41	552

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,186	Series 2011-61, Class V, 4.500%, 08/25/22	2,208
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,173
1,000	Series 2012-14, Class DE, 3.500%, 03/25/42	1,055
524	Series 2012-103, Class DA, 3.500%, 10/25/41	541
1,312	Series 2012-137, Class CF, VAR, 0.824%, 08/25/41	1,306
1,888	Series 2013-83, Class CA, 3.500%, 10/25/37	1,969
2,250	Series 2013-104, Class CY, 5.000%, 10/25/43	2,724
	Federal National Mortgage Association STRIPS,
51	Series 293, Class 1, PO, 12/25/24	45
96	Series 314, Class 1, PO, 07/25/31	88
	Government National Mortgage Association,
62	Series 2002-44, Class JC, 6.000%, 07/20/32	71
573	Series 2002-79, Class KL, 5.500%, 11/20/32	642
154	Series 2003-10, Class KJ, 5.500%, 02/20/33	176
589	Series 2003-29, Class PD, PAC, 5.500%, 04/16/33	661
357	Series 2003-33, Class NE, PAC, 5.500%, 04/16/33	396
4	Series 2003-40, Class TD, 5.000%, 03/20/33	4
204	Series 2003-65, Class AP, 5.500%, 08/20/33	230
772	Series 2003-77, Class TK, PAC, 5.000%, 09/16/33	859
1,665	Series 2004-16, Class GC, 5.500%, 02/20/34	1,912
48	Series 2004-54, Class BG, 5.500%, 07/20/34	54
899	Series 2004-93, Class PD, 5.000%, 11/16/34	1,024
934	Series 2004-101, Class BE, 5.000%, 11/20/34	1,042
450	Series 2005-11, Class PL, PAC, 5.000%, 02/20/35	498
1,982	Series 2005-26, Class XY, 5.500%, 03/20/35	2,237
516	Series 2005-33, Class AY, 5.500%, 04/16/35	590
174	Series 2005-49, Class B, 5.500%, 06/20/35	195

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
431	Series 2005-51, Class DC, 5.000%, 07/20/35	478
67	Series 2005-56, Class BD, 5.000%, 07/20/35	74
40	Series 2006-7, Class ND, 5.500%, 08/20/35	46
489	Series 2007-37, Class LB, 5.500%, 06/16/37	559
376	Series 2007-79, Class BL, 5.750%, 08/20/37	428
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	521
1,007	Series 2008-9, Class PW, PAC, 5.250%, 02/20/38	1,130
277	Series 2008-23, Class YA, PAC, 5.250%, 03/20/38	310
1,011	Series 2008-33, Class PB, PAC, 5.500%, 04/20/38	1,149
293	Series 2008-34, Class PG, PAC, 5.250%, 04/20/38	334
280	Series 2008-35, Class NF, PAC, 5.000%, 04/20/38	312
274	Series 2008-38, Class BE, 5.000%, 07/16/36	282
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,148
324	Series 2008-43, Class NB, PAC, 5.500%, 05/20/38	367
868	Series 2008-56, Class PX, PAC, 5.500%, 06/20/38	978
973	Series 2008-58, Class PD, PAC, 5.500%, 08/16/37	1,022
1,247	Series 2008-58, Class PE, PAC, 5.500%, 07/16/38	1,470
7	Series 2008-62, Class SA, IF, IO, 5.638%, 07/20/38	1
198	Series 2008-76, Class US, IF, IO, 5.388%, 09/20/38	28
191	Series 2008-95, Class DS, IF, IO, 6.788%, 12/20/38	39
308	Series 2009-14, Class AG, 4.500%, 03/20/39	334
47	Series 2009-15, Class NA, 5.000%, 12/20/38	49
47	Series 2009-61, Class AP, PAC, 4.000%, 08/20/39	50
467	Series 2009-72, Class SM, IF, IO, 5.743%, 08/16/39	75
331	Series 2009-106, Class ST, IF, IO, 5.488%, 02/20/38	58

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	179

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
175	Series 2010-7, Class EA, PAC, 5.000%, 06/16/38	191
57	Series 2010-14, Class QP, 6.000%, 12/20/39	59
397	Series 2010-130, Class BD, 4.000%, 12/20/39	430
398	Series 2010-157, Class OP, PO, 12/20/40	360
2,121	Series 2011-97, Class WA, VAR, 6.117%, 11/20/38	2,407
2,011	Series 2014-H11, Class VA, VAR, 0.968%, 06/20/64	2,000
3,001	Series 2015-H20, Class FA, VAR, 0.938%, 08/20/65	2,979
2,022	Series 2015-H26, Class FG, VAR, 0.988%, 10/20/65	2,012
1,138	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	1,307

		239,557

	Non-Agency CMO — 0.5%
606	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 1.164%, 07/25/34	577
21	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	21
107	Citigroup Mortgage Loan Trust, Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	108
	Citigroup Mortgage Loan Trust, Inc.,
35	Series 2003-1, Class 3A4, 5.250%, 09/25/33	35
77	Series 2004-HYB4, Class WA, VAR, 2.879%, 12/25/34	76
48	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	48
252	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	260
270	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	277
	JP Morgan Mortgage Trust,
880	Series 2006-A2, Class 5A3, VAR, 2.783%, 11/25/33	892
158	Series 2007-A1, Class 5A5, VAR, 2.911%, 07/25/35	158
225	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.882%, 04/21/34	230
13	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	13

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
186	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	189
	Merrill Lynch Mortgage Investors Trust,
298	Series 2003-F, Class A1, VAR, 1.164%, 10/25/28	291
352	Series 2004-B, Class A1, VAR, 1.024%, 05/25/29	343
79	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.676%, 04/25/34	83
68	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	69
9	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	9
16	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	16
724	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 1.112%, 12/20/34	708
444	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	445
287	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 1.214%, 01/19/34	276
503	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.183%, 12/25/44	497
	WaMu Mortgage Pass-Through Certificates Trust,
301	Series 2003-AR11, Class A6, VAR, 2.549%, 10/25/33	303
4	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	4
945	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.988%, 09/25/34	973

		6,901

	Total Collateralized Mortgage Obligations (Cost $239,849)	246,458

Commercial Mortgage-Backed Securities — 3.2%
1,325	A10 Term Asset Financing LLC, Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	1,303
	Banc of America Commercial Mortgage Trust,
30	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	30
97	Series 2006-5, Class A4, 5.414%, 09/10/47	97

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
29	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	29
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,502
14	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	15
2,750	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	2,757
109	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	108
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,045	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,232
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,426
1,000	Series K038, Class A2, 3.389%, 03/25/24	1,101
2,503	Series K046, Class A2, 3.205%, 03/25/25	2,731
2,000	Series K048, Class A2, VAR, 3.284%, 06/25/25	2,194
469	Series K049, Class A2, 3.010%, 07/25/25	505
1,354	Series KF12, Class A, VAR, 1.224%, 09/25/22	1,359
327	Series KJ02, Class A2, 2.597%, 09/25/20	337
1,750	Series KPLB, Class A, 2.770%, 05/25/25	1,834
5,000	Series KSMC, Class A2, 2.615%, 01/25/23	5,226
800	Federal National Mortgage Association - ACES, Series 2016-M6, Class A2, 2.488%, 05/25/26	822
735	FREMF Mortgage Trust, Series 2016-K722, Class B, VAR, 3.966%, 07/25/49 (e)	724
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,350
57	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB11, Class AJ, VAR, 5.584%, 08/12/37	57
742	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 02/15/40	749
9,827	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.768%, 12/12/49 (e)	10
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,333
	Morgan Stanley Capital I Trust,
37,205	Series 2007-HQ11, Class X, IO, VAR, 0.379%, 02/12/44 (e)	15
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	603

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

190	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	188
1,726	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.958%, 07/14/34 (e)	1,714
493	RAIT Trust, Series 2015-FL4, Class A, VAR, 1.857%, 12/15/31 (e)	493
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	917
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,127
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,586
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,956
2	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	2
1,800	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440%, 04/15/45	1,932

	Total Commercial Mortgage-Backed Securities (Cost $43,688)	45,364

Corporate Bonds — 32.9%
	Consumer Discretionary — 2.2%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
138	3.625%, 07/02/24	147
1,135	4.250%, 03/01/21	1,218
40	5.000%, 03/30/20	44

		1,409

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,134
153	2.250%, 03/02/20 (e)	156
584	2.625%, 09/15/16 (e)	584

		2,874

	Hotels, Restaurants & Leisure — 0.1%
1,250	McDonald’s Corp., 3.375%, 05/26/25	1,317
326	Starbucks Corp., 2.700%, 06/15/22	342

		1,659

	Internet & Direct Marketing Retail — 0.1%
1,217	Amazon.com, Inc., 3.800%, 12/05/24	1,358

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	181

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — 1.2%
	21st Century Fox America, Inc.,
30	7.250%, 05/18/18	33
600	7.430%, 10/01/26	802
200	7.700%, 10/30/25	275
1,019	CBS Corp., 3.700%, 08/15/24	1,075
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	473
335	Comcast Corp., 6.500%, 01/15/17	342
422	Discovery Communications LLC, 4.375%, 06/15/21	457
285	Grupo Televisa SAB, (Mexico), 4.625%, 01/30/26	315
1,715	Historic TW, Inc., 9.150%, 02/01/23	2,325
400	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19 (e)	407
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	2,095
	Time Warner Cable, Inc.,
50	8.250%, 04/01/19	58
3,425	8.750%, 02/14/19	3,978
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	683
	Time Warner, Inc.,
400	3.400%, 06/15/22	424
200	3.550%, 06/01/24	213
	Viacom, Inc.,
700	3.125%, 06/15/22	699
189	3.250%, 03/15/23	188
300	3.875%, 04/01/24	311
1,111	4.250%, 09/01/23	1,177
806	Walt Disney Co. (The), 1.100%, 12/01/17	806

		17,136

	Multiline Retail — 0.2%
	Macy’s Retail Holdings, Inc.,
160	3.625%, 06/01/24	162
40	4.500%, 12/15/34	38
1,240	7.450%, 07/15/17	1,302
175	Nordstrom, Inc., 4.000%, 10/15/21	188
868	Target Corp., 3.500%, 07/01/24	956

		2,646

	Specialty Retail — 0.3%
262	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	271
	Home Depot, Inc. (The),
531	2.000%, 06/15/19	542
450	2.700%, 04/01/23	470
986	3.750%, 02/15/24	1,098

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — continued
	Lowe’s Cos., Inc.,
1,004	3.125%, 09/15/24	1,069
238	3.375%, 09/15/25	258

		3,708

	Total Consumer Discretionary	30,790

	Consumer Staples — 2.5%
	Beverages — 0.7%
	Anheuser-Busch InBev Finance, Inc.,
1,384	3.300%, 02/01/23	1,452
2,000	3.700%, 02/01/24	2,171
	Coca-Cola Co. (The),
893	1.150%, 04/01/18	894
1,000	1.800%, 09/01/16	1,000
1,000	Diageo Investment Corp., 2.875%, 05/11/22	1,046
1,257	PepsiCo, Inc., 1.250%, 08/13/17	1,262
1,450	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	1,577

		9,402

	Food & Staples Retailing — 0.8%
1,094	Costco Wholesale Corp., 2.250%, 02/15/22	1,123
	CVS Health Corp.,
1,100	2.750%, 12/01/22	1,136
1,357	4.000%, 12/05/23	1,502
	Kroger Co. (The),
92	5.400%, 07/15/40	114
700	6.150%, 01/15/20	799
1,000	6.400%, 08/15/17	1,048
208	Sysco Corp., 3.750%, 10/01/25	225
1,692	Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	1,745
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,720
200	3.300%, 04/22/24	219
930	3.625%, 07/08/20	1,008

		10,639

	Food Products — 0.9%
	Bunge Ltd. Finance Corp.,
31	3.500%, 11/24/20	32
1,192	8.500%, 06/15/19	1,394
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	941
400	6.000%, 11/27/17 (e)	423
1,000	7.350%, 03/06/19 (e)	1,145

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
	General Mills, Inc.,
2,075	3.150%, 12/15/21	2,203
100	5.650%, 02/15/19	110
	Kellogg Co.,
513	3.250%, 05/21/18	529
1,606	4.000%, 12/15/20	1,760
	Kraft Heinz Foods Co.,
1,419	3.500%, 06/06/22	1,515
310	5.375%, 02/10/20	347
425	6.875%, 01/26/39	597
89	Mead Johnson Nutrition Co., Class C, 4.125%, 11/15/25	97
1,600	Mondelez International, Inc., 4.000%, 02/01/24	1,766
171	Tyson Foods, Inc., 2.650%, 08/15/19	175

		13,034

	Household Products — 0.1%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	207
1,800	2.400%, 06/01/23	1,859

		2,066

	Total Consumer Staples	35,141

	Energy — 3.1%
	Energy Equipment & Services — 0.3%
150	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	133
	Halliburton Co.,
350	3.500%, 08/01/23	362
550	6.150%, 09/15/19	616
750	8.750%, 02/15/21	929
800	Nabors Industries, Inc., 4.625%, 09/15/21	762
	Schlumberger Investment S.A., (Luxembourg),
233	3.300%, 09/14/21 (e)	248
737	3.650%, 12/01/23	802

		3,852

	Oil, Gas & Consumable Fuels — 2.8%
1,025	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,170
400	Apache Corp., 6.900%, 09/15/18	437
	BP Capital Markets plc, (United Kingdom),
1,000	2.241%, 09/26/18	1,019
317	2.750%, 05/10/23	323
712	3.245%, 05/06/22	752
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,171

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	824
500	5.900%, 02/01/18	525
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,159
	Chevron Corp.,
1,000	2.355%, 12/05/22	1,024
285	3.191%, 06/24/23	305
833	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	909
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	479
725	Devon Energy Corp., 3.250%, 05/15/22	719
	Ecopetrol S.A., (Colombia),
467	4.125%, 01/16/25	452
773	5.375%, 06/26/26	789
	Energy Transfer Partners LP,
537	3.600%, 02/01/23	528
182	4.050%, 03/15/25	182
	EnLink Midstream Partners LP,
281	2.700%, 04/01/19	277
633	4.150%, 06/01/25	599
	Enterprise Products Operating LLC,
225	3.350%, 03/15/23	233
651	3.700%, 02/15/26	679
150	3.750%, 02/15/25	157
263	3.900%, 02/15/24	278
333	3.950%, 02/15/27	350
	EOG Resources, Inc.,
240	2.625%, 03/15/23	239
600	4.150%, 01/15/26	661
2,200	Exxon Mobil Corp., 2.709%, 03/06/25	2,298
1,294	Magellan Midstream Partners LP, 4.250%, 02/01/21	1,389
400	Marathon Oil Corp., 2.800%, 11/01/22	366
964	Marathon Petroleum Corp., 3.625%, 09/15/24	977
118	Noble Energy, Inc., 5.625%, 05/01/21	123
	Occidental Petroleum Corp.,
441	2.700%, 02/15/23	449
727	3.500%, 06/15/25	773
1,800	ONEOK Partners LP, 4.900%, 03/15/25	1,949
	Petroleos Mexicanos, (Mexico),
731	4.500%, 01/23/26	733
270	4.875%, 01/18/24	282
466	6.375%, 02/04/21 (e)	515
173	Phillips 66, 4.300%, 04/01/22	191

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	183

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Plains All American Pipeline LP/PAA Finance Corp.,
705	2.600%, 12/15/19	709
575	3.650%, 06/01/22	581
300	3.850%, 10/15/23	299
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	497
50	6.200%, 04/15/18	53
710	8.000%, 10/01/19	819
	Statoil ASA, (Norway),
1,200	1.150%, 05/15/18	1,197
1,179	2.650%, 01/15/24	1,207
	Suncor Energy, Inc., (Canada),
350	3.600%, 12/01/24	369
200	6.100%, 06/01/18	215
	Sunoco Logistics Partners Operations LP,
156	4.250%, 04/01/24	162
700	5.500%, 02/15/20	766
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,150
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	847
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	139
200	2.700%, 01/25/23	207
1,003	3.750%, 04/10/24	1,102
	TransCanada PipeLines Ltd., (Canada),
455	2.500%, 08/01/22	456
2,345	3.750%, 10/16/23	2,508
300	7.125%, 01/15/19	334

		39,902

	Total Energy	43,754

	Financials — 10.8%
	Banks — 4.4%
1,629	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	1,661
	Bank of America Corp.,
427	2.000%, 01/11/18	429
53	3.300%, 01/11/23	55
1,154	4.000%, 01/22/25	1,202
737	4.125%, 01/22/24	803
556	4.450%, 03/03/26	598
780	5.000%, 05/13/21	875
865	5.625%, 07/01/20	976
585	5.650%, 05/01/18	622

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
600	6.400%, 08/28/17	629
2,000	6.875%, 04/25/18	2,168
2,600	7.625%, 06/01/19	2,987
	Bank of Montreal, (Canada),
567	1.400%, 09/11/17	568
1,153	2.375%, 01/25/19	1,176
100	2.550%, 11/06/22	103
	Bank of Nova Scotia (The), (Canada),
2,000	1.450%, 04/25/18	2,005
630	2.800%, 07/21/21	656
952	Barclays plc, (United Kingdom), 3.650%, 03/16/25	946
	BB&T Corp.,
166	2.450%, 01/15/20	170
500	2.625%, 06/29/20	516
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,452
	Citigroup, Inc.,
1,000	1.550%, 08/14/17	1,001
845	1.800%, 02/05/18	848
2,000	2.050%, 12/07/18	2,015
650	3.400%, 05/01/26	669
778	Commonwealth Bank of Australia, (Australia), 4.500%, 12/09/25 (e)	833
903	Cooperatieve Rabobank UA, (Netherlands), 3.875%, 02/08/22	986
447	Discover Bank, 4.200%, 08/08/23	479
470	Fifth Third Bancorp, 2.875%, 07/27/20	487
	Fifth Third Bank,
250	2.375%, 04/25/19	255
425	2.875%, 10/01/21	444
	HSBC Bank plc, (United Kingdom),
523	1.500%, 05/15/18 (e)	521
1,100	4.750%, 01/19/21 (e)	1,217
	HSBC Holdings plc, (United Kingdom),
1,100	4.000%, 03/30/22	1,176
800	4.250%, 03/14/24	833
251	4.300%, 03/08/26	270
352	Huntington Bancshares, Inc., 3.150%, 03/14/21	366
	KeyCorp,
42	2.900%, 09/15/20	44
1,657	5.100%, 03/24/21	1,870
813	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	813
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,064

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
909	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	928
100	National City Corp., 6.875%, 05/15/19	113
591	Nordea Bank AB, (Sweden), 4.250%, 09/21/22 (e)	635
356	PNC Bank N.A., 1.950%, 03/04/19	360
50	PNC Financial Services Group Inc. (The), 5.125%, 02/08/20	56
	PNC Financial Services Group, Inc. (The),
362	4.375%, 08/11/20	397
50	5.625%, 02/01/17	51
363	6.700%, 06/10/19	414
402	Regions Financial Corp., 3.200%, 02/08/21	417
	Royal Bank of Canada, (Canada),
1,302	1.200%, 09/19/17	1,302
1,193	2.000%, 10/01/18	1,207
600	2.200%, 07/27/18	609
250	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	254
799	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	811
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	446
1,800	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,931
	SunTrust Banks, Inc.,
1,500	2.750%, 05/01/23	1,518
800	3.500%, 01/20/17	806
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	401
1,041	1.750%, 07/23/18	1,048
	U.S. Bancorp,
307	1.650%, 05/15/17	308
500	2.200%, 04/25/19	511
215	2.950%, 07/15/22	224
732	4.125%, 05/24/21	812
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,035
3,895	5.750%, 02/01/18	4,136
	Wells Fargo & Co.,
428	2.550%, 12/07/20	440
368	3.000%, 02/19/25	378
1,000	3.500%, 03/08/22	1,068
1,000	Wells Fargo Bank N.A., 6.000%, 11/15/17	1,054
506	Westpac Banking Corp., (Australia), 2.000%, 03/03/20 (e)	512

		62,970

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — 2.9%
2,150	Ameriprise Financial, Inc., 4.000%, 10/15/23	2,354
	Bank of New York Mellon Corp. (The),
92	2.600%, 08/17/20	95
1,440	4.150%, 02/01/21	1,579
155	4.600%, 01/15/20	170
200	BlackRock, Inc., 6.250%, 09/15/17	211
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	524
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	546
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	42
1,666	CME Group, Inc., 3.000%, 09/15/22	1,762
	Credit Suisse AG, (Switzerland),
833	1.750%, 01/29/18	834
520	3.625%, 09/09/24	546
	Deutsche Bank AG, (Germany),
610	1.875%, 02/13/18	607
350	6.000%, 09/01/17	363
	Goldman Sachs Group, Inc. (The),
500	3.625%, 01/22/23	530
92	4.250%, 10/21/25	98
196	5.250%, 07/27/21	222
900	5.375%, 03/15/20	1,001
5,150	7.500%, 02/15/19	5,863
1,195	Series D, 6.000%, 06/15/20	1,364
1,502	Intercontinental Exchange, Inc., 4.000%, 10/15/23	1,656
436	Invesco Finance plc, (United Kingdom), 3.750%, 01/15/26	468
1,850	Jefferies Group LLC, 6.875%, 04/15/21	2,122
334	Legg Mason, Inc., 4.750%, 03/15/26	365
	Macquarie Bank Ltd., (Australia),
810	1.600%, 10/27/17 (e)	812
481	2.600%, 06/24/19 (e)	490
800	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	911
	Morgan Stanley,
600	2.650%, 01/27/20	615
1,081	3.875%, 01/27/26	1,155
880	4.350%, 09/08/26	942
622	5.000%, 11/24/25	693
154	5.500%, 07/24/20	174
2,500	5.625%, 09/23/19	2,779
687	5.750%, 01/25/21	787
1,000	6.625%, 04/01/18	1,077

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	185

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
1,700	7.300%, 05/13/19	1,941
	State Street Corp.,
1,724	3.100%, 05/15/23	1,801
1,154	3.700%, 11/20/23	1,273
	Thomson Reuters Corp., (Canada),
1,700	3.950%, 09/30/21	1,815
800	4.300%, 11/23/23	879

		41,466

	Consumer Finance — 1.3%
400	American Express Centurion Bank, 6.000%, 09/13/17	420
	American Express Co.,
200	6.150%, 08/28/17	209
1,820	7.000%, 03/19/18	1,973
	American Honda Finance Corp.,
250	2.250%, 08/15/19	256
1,450	7.625%, 10/01/18 (e)	1,631
	Caterpillar Financial Services Corp.,
176	2.250%, 12/01/19	180
510	2.750%, 08/20/21	534
900	2.850%, 06/01/22	941
675	7.150%, 02/15/19	768
	Ford Motor Credit Co. LLC,
484	1.724%, 12/06/17	485
792	2.375%, 03/12/19	802
627	3.000%, 06/12/17	635
	General Motors Financial Co., Inc.,
522	3.100%, 01/15/19	532
615	3.700%, 05/09/23	627
	John Deere Capital Corp.,
753	1.600%, 07/13/18	759
65	1.700%, 01/15/20	65
650	3.150%, 10/15/21	692
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,172
	PACCAR Financial Corp.,
591	1.600%, 03/15/17	594
1,400	2.200%, 09/15/19	1,431
	Toyota Motor Credit Corp.,
429	1.375%, 01/10/18	430
1,700	2.125%, 07/18/19	1,737
800	2.625%, 01/10/23	828

		17,701

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — 0.8%
7,238	GE Capital International Funding Co. Unlimited Co., (Ireland), 2.342%, 11/15/20	7,448
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	772
	Shell International Finance B.V., (Netherlands),
788	2.875%, 05/10/26	810
150	3.400%, 08/12/23	161
1,555	4.300%, 09/22/19	1,687
40	4.375%, 03/25/20	44

		10,922

	Insurance — 1.4%
651	Allstate Corp. (The), 3.150%, 06/15/23	692
818	American International Group, Inc., 4.125%, 02/15/24	880
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	324
2,160	5.400%, 05/15/18	2,313
61	Chubb Corp. (The), 5.750%, 05/15/18	66
1,900	Chubb INA Holdings, Inc., 2.700%, 03/13/23	1,967
	CNA Financial Corp.,
499	3.950%, 05/15/24	526
364	4.500%, 03/01/26	394
675	Jackson National Life Global Funding, 3.050%, 04/29/26 (e)	686
	Liberty Mutual Group, Inc.,
950	4.250%, 06/15/23 (e)	1,028
900	5.000%, 06/01/21 (e)	997
864	Lincoln National Corp., 4.200%, 03/15/22	933
1,000	Manulife Financial Corp., (Canada), 4.150%, 03/04/26	1,089
824	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	838
1,216	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	1,235
	Metropolitan Life Global Funding I,
710	1.500%, 01/10/18 (e)	713
1,600	3.000%, 01/10/23 (e)	1,652
426	3.875%, 04/11/22 (e)	462
	New York Life Global Funding,
323	1.950%, 02/11/20 (e)	327
1,024	2.150%, 06/18/19 (e)	1,044
471	Principal Financial Group, Inc., 3.125%, 05/15/23	482
650	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	879

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
373	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	382

		19,909

	Total Financials	152,968

	Health Care — 1.8%
	Biotechnology — 0.4%
	Amgen, Inc.,
1,100	3.875%, 11/15/21	1,197
1,350	4.100%, 06/15/21	1,479
117	Baxalta, Inc., 3.600%, 06/23/22	120
612	Biogen, Inc., 3.625%, 09/15/22	655
	Celgene Corp.,
1,000	3.250%, 08/15/22	1,043
700	3.950%, 10/15/20	755
88	Gilead Sciences, Inc., 3.250%, 09/01/22	94

		5,343

	Health Care Equipment & Supplies — 0.2%
246	Becton, Dickinson & Co., 2.675%, 12/15/19	255
2,400	Medtronic, Inc., 3.500%, 03/15/25	2,601

		2,856

	Health Care Providers & Services — 0.3%
381	Aetna, Inc., 1.750%, 05/15/17	382
700	Anthem, Inc., 3.300%, 01/15/23	733
131	Cardinal Health, Inc., 3.750%, 09/15/25	142
150	McKesson Corp., 2.700%, 12/15/22	152
	UnitedHealth Group, Inc.,
365	2.750%, 02/15/23	378
145	2.875%, 03/15/22	152
1,500	2.875%, 03/15/23	1,567
187	3.375%, 11/15/21	201
255	4.700%, 02/15/21	286
100	WellPoint, Inc., 2.375%, 02/15/17	100

		4,093

	Life Sciences Tools & Services — 0.0% (g)
441	Thermo Fisher Scientific, Inc., 3.600%, 08/15/21	469

	Pharmaceuticals — 0.9%
	AbbVie, Inc.,
302	2.850%, 05/14/23	306
1,304	2.900%, 11/06/22	1,343
316	Actavis Funding SCS, (Luxembourg), 3.450%, 03/15/22	331

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — continued
250	Actavis, Inc., 3.250%, 10/01/22	259
1,210	Bristol-Myers Squibb Co., 2.000%, 08/01/22	1,221
555	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	623
1,875	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	1,969
1,657	Johnson & Johnson, 2.050%, 03/01/23	1,692
	Merck & Co., Inc.,
1,400	1.300%, 05/18/18	1,408
215	2.350%, 02/10/22	221
1,800	Mylan N.V., (Netherlands), 2.500%, 06/07/19 (e)	1,823
1,153	Novartis Capital Corp., 3.400%, 05/06/24	1,267
498	Teva Pharmaceutical Finance Co. B.V., (Netherlands), Series 2, 3.650%, 11/10/21	527
174	Zoetis, Inc., 1.875%, 02/01/18	174

		13,164

	Total Health Care	25,925

	Industrials — 3.6%
	Aerospace & Defense — 0.6%
864	BAE Systems Holdings, Inc., 3.800%, 10/07/24 (e)	913
	Boeing Co. (The),
540	4.875%, 02/15/20	605
750	7.950%, 08/15/24	1,056
2,000	General Dynamics Corp., 2.250%, 11/15/22	2,049
	Lockheed Martin Corp.,
380	3.350%, 09/15/21	406
850	4.250%, 11/15/19	924
325	Northrop Grumman Corp., 5.050%, 08/01/19	356
	Precision Castparts Corp.,
1,500	2.500%, 01/15/23	1,555
800	3.250%, 06/15/25	861
476	Raytheon Co., 3.150%, 12/15/24	512

		9,237

	Air Freight & Logistics — 0.3%
796	FedEx Corp., 3.200%, 02/01/25	835
	United Parcel Service, Inc.,
1,457	2.450%, 10/01/22	1,521
1,600	3.125%, 01/15/21	1,708
425	5.125%, 04/01/19	467

		4,531

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	187

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — 0.2%
388	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	413
65	American Airlines 2011-1 Class A Pass-Through Trust, Series A, 5.250%, 01/31/21	70
825	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	902
126	American Airlines 2016-2 Class A Pass-Through Trust, Series A, 3.650%, 06/15/28	133
309	Continental Airlines 2007-1 Class A Pass-Through Trust, Series 071A, 5.983%, 04/19/22	349
259	Continental Airlines 2012-2 Class A Pass-Through Trust, Series 2-A, 4.000%, 10/29/24	278
32	Delta Air Lines 2010-2 Class A Pass-Through Trust, Series 2A, 4.950%, 05/23/19	34
58	Delta Air Lines 2011-1 Class A Pass-Through Trust, Series A, 5.300%, 04/15/19	62
392	Delta Air Lines 2012-1 Class A Pass-Through Trust, Series A, 4.750%, 05/07/20	418

		2,659

	Commercial Services & Supplies — 0.2%
	Republic Services, Inc.,
417	3.550%, 06/01/22	447
1,200	5.500%, 09/15/19	1,333
	Waste Management, Inc.,
862	2.900%, 09/15/22	901
242	4.600%, 03/01/21	269
150	4.750%, 06/30/20	166

		3,116

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., 2.875%, 05/08/22	367
526	Fluor Corp., 3.375%, 09/15/21	563

		930

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17	273

	Industrial Conglomerates — 0.6%
	General Electric Co.,
636	1.600%, 11/20/17	640
200	2.100%, 12/11/19	205
125	4.375%, 09/16/20	139
1,919	4.650%, 10/17/21	2,191
95	5.300%, 02/11/21	109
529	5.500%, 01/08/20	599
80	5.625%, 09/15/17	84

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — continued
70	5.875%, 01/14/38	96
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,340
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	520
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,291
480	5.750%, 03/11/18	512
208	Roper Technologies, Inc., 3.000%, 12/15/20	216

		7,942

	Machinery — 0.2%
30	Caterpillar, Inc., 7.900%, 12/15/18	34
	Deere & Co.,
298	2.600%, 06/08/22	309
700	4.375%, 10/16/19	765
1,400	Illinois Tool Works, Inc., 3.500%, 03/01/24	1,532
228	Parker-Hannifin Corp., 3.300%, 11/21/24	245

		2,885

	Professional Services — 0.0% (g)
264	Equifax, Inc., 2.300%, 06/01/21	265

	Road & Rail — 1.4%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	135
2,000	4.100%, 06/01/21	2,213
	Canadian Pacific Railway Co., (Canada),
1,146	4.500%, 01/15/22	1,257
600	7.250%, 05/15/19	686
	CSX Corp.,
3,000	6.250%, 03/15/18	3,217
230	7.375%, 02/01/19	261
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	123
1,500	3.300%, 10/15/22 (e)	1,568
650	3.850%, 11/15/24 (e)	701
315	4.500%, 08/16/21 (e)	347
	Norfolk Southern Corp.,
812	2.903%, 02/15/23	841
250	3.000%, 04/01/22	261
829	3.250%, 12/01/21	876
750	3.850%, 01/15/24	820
300	5.750%, 04/01/18	321
263	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 06/15/19 (e)	265
	Ryder System, Inc.,
555	2.450%, 09/03/19	563

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
145	2.500%, 03/01/17	145
145	2.500%, 03/01/18	147
535	3.500%, 06/01/17	544
	Union Pacific Corp.,
850	3.250%, 01/15/25	911
1,200	3.750%, 03/15/24	1,323
1,931	4.163%, 07/15/22	2,174

		19,699

	Total Industrials	51,537

	Information Technology — 1.5%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
90	2.450%, 06/15/20	93
181	2.900%, 03/04/21	191
90	4.450%, 01/15/20	99
975	4.950%, 02/15/19	1,062

		1,445

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
155	6.000%, 04/01/20	171
1,350	7.500%, 01/15/27	1,674

		1,845

	Internet Software & Services — 0.2%
2,673	eBay, Inc., 2.600%, 07/15/22	2,707

	IT Services — 0.2%
	International Business Machines Corp.,
252	1.800%, 05/17/19	256
1,150	2.250%, 02/19/21	1,184
40	8.375%, 11/01/19	49
329	Total System Services, Inc., 4.800%, 04/01/26	363
864	Xerox Corp., 5.625%, 12/15/19	935

		2,787

	Semiconductors & Semiconductor Equipment — 0.2%
	Intel Corp.,
987	2.700%, 12/15/22	1,032
728	3.100%, 07/29/22	777
773	3.300%, 10/01/21	834
790	Texas Instruments, Inc., 2.750%, 03/12/21	832

		3,475

	Software — 0.4%
942	Intuit, Inc., 5.750%, 03/15/17	965

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — continued
	Microsoft Corp.,
486	2.375%, 05/01/23	499
1,500	4.200%, 06/01/19	1,621
	Oracle Corp.,
287	1.900%, 09/15/21	288
1,285	2.500%, 10/15/22	1,320
253	2.800%, 07/08/21	265
720	5.750%, 04/15/18	773
50	6.500%, 04/15/38	70

		5,801

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
818	2.150%, 02/09/22	834
1,006	2.850%, 05/06/21	1,061
1,154	3.200%, 05/13/25	1,233
567	HP, Inc., 4.375%, 09/15/21	611

		3,739

	Total Information Technology	21,799

	Materials — 0.9%
	Chemicals — 0.6%
168	Agrium, Inc., (Canada), 3.375%, 03/15/25	173
	Dow Chemical Co. (The),
594	3.000%, 11/15/22	615
800	3.500%, 10/01/24	848
52	4.125%, 11/15/21	57
17	8.550%, 05/15/19	20
	Ecolab, Inc.,
279	1.450%, 12/08/17	280
167	2.250%, 01/12/20	170
330	3.250%, 01/14/23	345
	Mosaic Co. (The),
1,535	3.750%, 11/15/21	1,619
708	4.250%, 11/15/23	755
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.625%, 03/15/24	105
1,050	6.500%, 05/15/19	1,178
	PPG Industries, Inc.,
550	3.600%, 11/15/20	582
230	6.650%, 03/15/18	246
1,250	Praxair, Inc., 2.200%, 08/15/22	1,269
315	Rohm & Haas Co., 7.850%, 07/15/29	441
400	Union Carbide Corp., 7.500%, 06/01/25	503

		9,206

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	189

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Construction Materials — 0.0% (g)
250	CRH America, Inc., 3.875%, 05/18/25 (e)	268

	Containers & Packaging — 0.0% (g)
350	International Paper Co., 3.800%, 01/15/26	370

	Metals & Mining — 0.3%
382	BHP Billiton Finance USA Ltd., (Australia), 2.050%, 09/30/18	387
	Freeport-McMoRan, Inc.,
352	2.150%, 03/01/17	351
400	3.550%, 03/01/22	348
2,267	3.875%, 03/15/23	1,944
	Nucor Corp.,
305	4.000%, 08/01/23	329
172	5.850%, 06/01/18	184

		3,543

	Total Materials	13,387

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
360	American Tower Corp., 3.500%, 01/31/23	376
909	Boston Properties LP, 3.800%, 02/01/24	978
672	Duke Realty LP, 4.375%, 06/15/22	732
600	Equity Commonwealth, 6.650%, 01/15/18	622
1,047	ERP Operating LP, 4.625%, 12/15/21	1,173
	HCP, Inc.,
469	3.875%, 08/15/24	480
1,629	4.250%, 11/15/23	1,716
	Prologis LP,
127	3.750%, 11/01/25	137
457	4.250%, 08/15/23	507
	Realty Income Corp.,
600	3.250%, 10/15/22	619
400	3.875%, 07/15/24	424
1,200	Simon Property Group LP, 4.375%, 03/01/21	1,328
106	UDR, Inc., 2.950%, 09/01/26	107
	Ventas Realty LP,
90	3.500%, 02/01/25	93
470	3.750%, 05/01/24	493
158	4.125%, 01/15/26	171
	Welltower, Inc.,
600	3.750%, 03/15/23	631
2,007	4.500%, 01/15/24	2,200

	Total Real Estate	12,787

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.2%
	AT&T, Inc.,
825	3.000%, 06/30/22	850
750	3.600%, 02/17/23	792
1,232	3.800%, 03/15/22	1,321
775	3.875%, 08/15/21	840
360	4.450%, 04/01/24	397
2,800	5.500%, 02/01/18	2,958
	British Telecommunications plc, (United Kingdom),
1,500	1.250%, 02/14/17	1,501
350	2.350%, 02/14/19	357
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	994
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	268
	Orange S.A., (France),
525	2.750%, 09/14/16	525
50	9.000%, 03/01/31	80
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	431
409	5.134%, 04/27/20	454
114	5.462%, 02/16/21	130
	Verizon Communications, Inc.,
822	2.625%, 02/21/20	848
886	4.150%, 03/15/24	984
1,057	4.500%, 09/15/20	1,166
1,000	5.150%, 09/15/23	1,169

		16,065

	Wireless Telecommunication Services — 0.2%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	392
608	Rogers Communications, Inc., (Canada), 3.625%, 12/15/25	661
	Vodafone Group plc, (United Kingdom),
1,400	2.950%, 02/19/23	1,450
500	5.625%, 02/27/17	511

		3,014

	Total Telecommunication Services	19,079

	Utilities — 4.2%
	Electric Utilities — 3.2%
800	Appalachian Power Co., 4.600%, 03/30/21	879
372	Arizona Public Service Co., 3.350%, 06/15/24	399

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
1,595	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,666
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	255
	DTE Electric Co.,
197	2.650%, 06/15/22	204
1,000	3.375%, 03/01/25	1,081
1,500	3.650%, 03/15/24	1,648
200	3.900%, 06/01/21	219
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,374
50	6.450%, 10/15/32	68
233	Duke Energy Corp., 3.550%, 09/15/21	250
160	Duke Energy Indiana LLC, 3.750%, 07/15/20	173
461	Duke Energy Progress LLC, 2.800%, 05/15/22	482
720	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	729
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	439
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	802
65	Entergy Corp., 2.950%, 09/01/26	66
269	Entergy Mississippi, Inc., 2.850%, 06/01/28	275
3,700	Georgia Power Co., 4.250%, 12/01/19	4,005
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,816
1,000	Hydro-Quebec, (Canada), Series HY, 8.400%, 01/15/22	1,306
	Indiana Michigan Power Co.,
25	7.000%, 03/15/19	28
100	Series J, 3.200%, 03/15/23	104
200	Kentucky Utilities Co., 3.300%, 10/01/25	217
94	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	101
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,095
1,000	7.125%, 03/15/19	1,141
	NextEra Energy Capital Holdings, Inc.,
518	2.400%, 09/15/19	526
1,539	2.700%, 09/15/19	1,578
200	6.000%, 03/01/19	220
938	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	1,010
300	NSTAR Electric Co., 2.375%, 10/15/22	304
1,200	Ohio Power Co., Series M, 5.375%, 10/01/21	1,365
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	381

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	813
424	3.250%, 09/15/21	449
1,500	3.250%, 06/15/23	1,594
400	3.400%, 08/15/24	432
350	3.850%, 11/15/23	386
50	6.050%, 03/01/34	68
200	PacifiCorp, 5.650%, 07/15/18	216
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,560
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	820
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	229
560	Progress Energy, Inc., 4.400%, 01/15/21	614
74	Public Service Co. of Colorado, 3.200%, 11/15/20	78
283	Public Service Co. of New Hampshire, 3.500%, 11/01/23	303
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	239
1,100	Public Service Electric & Gas Co., 2.000%, 08/15/19	1,120
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,049
650	5.500%, 08/15/18	705
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,056
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,735
	Virginia Electric & Power Co.,
1,600	2.750%, 03/15/23	1,657
1,099	2.950%, 01/15/22	1,155
	Wisconsin Electric Power Co.,
1,000	1.700%, 06/15/18	1,009
545	2.950%, 09/15/21	574

		45,067

	Gas Utilities — 0.2%
1,365	Atmos Energy Corp., 8.500%, 03/15/19	1,592
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	913

		2,505

	Independent Power & Renewable Electricity Producers — 0.1%
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	192
	PSEG Power LLC,
1,290	4.150%, 09/15/21	1,378
221	4.300%, 11/15/23	239

		1,809

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	191

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — 0.6%
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	535
	Consumers Energy Co.,
137	2.850%, 05/15/22	143
1,060	5.650%, 04/15/20	1,203
350	Dominion Resources, Inc., Series B, 2.750%, 09/15/22	357
784	DTE Energy Co., Series F, 3.850%, 12/01/23	860
	NiSource Finance Corp.,
300	3.850%, 02/15/23	322
500	5.450%, 09/15/20	563
940	6.125%, 03/01/22	1,118
100	6.800%, 01/15/19	111
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	8
	Sempra Energy,
192	4.050%, 12/01/23	212
1,400	9.800%, 02/15/19	1,666
	Southern Co. Gas Capital Corp.,
939	3.500%, 09/15/21	990
550	5.250%, 08/15/19	601

		8,689

	Water Utilities — 0.1%
	American Water Capital Corp.,
364	3.400%, 03/01/25	393
1,400	3.850%, 03/01/24	1,548

		1,941

	Total Utilities	60,011

	Total Corporate Bonds (Cost $446,773)	467,178

Foreign Government Securities — 0.4%
	Republic of Panama, (Panama),
460	3.750%, 03/16/25	498
347	4.000%, 09/22/24	381
	Republic of Poland, (Poland),
800	3.250%, 04/06/26	849
467	4.000%, 01/22/24	518
	United Mexican States, (Mexico),
568	3.500%, 01/21/21	607
1,076	3.600%, 01/30/25	1,138
694	4.000%, 10/02/23	754
332	4.125%, 01/21/26	364

	Total Foreign Government Securities (Cost $4,720)	5,109

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — 9.1%
33	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	36
158	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	177
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,889	4.500%, 05/01/41	2,078
287	5.000%, 10/01/33	324
3	6.000%, 12/01/36	3
1,842	Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	1,964
	Federal National Mortgage Association,
860	2.610%, 06/01/26	894
3,176	2.640%, 06/01/26	3,310
1,730	4.250%, 10/01/28	1,992
	Federal National Mortgage Association, 15 Year, Single Family,
33	6.000%, 10/01/19 - 01/01/24	34
1,542	Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	1,641
	Federal National Mortgage Association, 30 Year, Single Family,
1,256	5.000%, 08/01/40	1,406
763	6.000%, 12/01/32 - 04/01/35	883
1,061	6.500%, 10/01/36 - 10/01/38	1,220
670	7.000%, 04/01/37 - 11/01/38	788
	Federal National Mortgage Association, Other,
2,499	ARM, 0.815%, 01/01/23	2,498
1,367	ARM, 0.835%, 05/01/24	1,371
3,000	1.400%, 07/01/17	3,002
2,389	1.735%, 05/01/20	2,405
1,925	1.940%, 07/01/19	1,949
4,800	2.010%, 06/01/20	4,883
1,429	2.140%, 04/01/19	1,452
929	2.190%, 12/01/22	952
2,538	2.340%, 12/01/22	2,617
2,388	2.350%, 05/01/23	2,464
1,556	2.395%, 01/01/22	1,610
4,824	2.400%, 12/01/22 - 07/01/23	4,983
3,751	2.410%, 01/01/23	3,874
2,089	2.490%, 10/01/17 - 05/01/26	2,123
3,000	2.520%, 05/01/23	3,125
2,066	2.530%, 03/01/23	2,149
1,000	2.590%, 11/01/21	1,044
1,310	2.630%, 09/01/21	1,371
2,000	2.650%, 08/01/22	2,093
2,000	2.670%, 07/01/22	2,089

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,057	2.680%, 05/01/25	2,150
2,499	2.705%, 04/01/23	2,632
2,200	2.810%, 04/01/25	2,325
1,107	2.900%, 06/01/22	1,171
1,473	3.020%, 06/01/25	1,575
3,683	3.030%, 12/01/21 - 04/01/27	3,933
1,919	3.050%, 10/01/20	2,023
2,500	3.100%, 09/01/25	2,695
1,345	3.110%, 10/01/21	1,431
1,482	3.370%, 11/01/20	1,589
5,000	3.380%, 01/01/18 - 12/01/23	5,208
1,267	3.450%, 11/01/23	1,387
990	3.480%, 12/01/20	1,062
5,942	3.500%, 05/01/43 - 06/01/43	6,336
1,671	3.590%, 10/01/20	1,799
1,150	3.690%, 11/01/23	1,280
4,332	3.739%, 06/01/18	4,460
3,400	3.770%, 09/01/21	3,706
2,275	3.804%, 05/01/22	2,472
1,197	3.860%, 07/01/21	1,307
3,394	4.000%, 07/01/42	3,674
1,000	4.040%, 10/01/20	1,091
999	4.260%, 07/01/21	1,108
3,251	4.295%, 06/01/21	3,609
1,854	4.330%, 04/01/21	2,047
730	4.369%, 02/01/20	793
933	4.640%, 01/01/21	1,037
313	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	358

	Total Mortgage Pass-Through Securities (Cost $124,856)	129,062

U.S. Government Agency Securities — 15.8%
16,450	Federal Home Loan Banks, 1.125%, Zero Coupon, 06/21/19	16,501
	Federal Home Loan Mortgage Corp.,
20,000	1.250%, 10/02/19	20,115
62,000	2.375%, 01/13/22	65,165

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal National Mortgage Association,
8,333	1.250%, 08/17/21	8,290
1,335	2.125%, 04/24/26	1,366
105,000	2.625%, 09/06/24	112,308
735	Tennessee Valley Authority, 1.750%, 10/15/18	747

	Total U.S. Government Agency Securities (Cost $217,418)	224,492

U.S. Treasury Obligations — 12.6%
	U.S. Treasury Inflation Indexed Bonds,
32,000	1.750%, 01/15/28	42,822
17,250	3.875%, 04/15/29	36,293
	U.S. Treasury Inflation Indexed Notes,
26,705	0.125%, 04/15/17	28,298
10,000	0.125%, 07/15/22	10,588
2,000	0.250%, 01/15/25	2,052
9,100	1.375%, 01/15/20	10,681
40,000	1.625%, 01/15/18	47,208

	Total U.S. Treasury Obligations (Cost $176,510)	177,942

SHARES
Short-Term Investments — 5.6%
	Investment Companies — 5.6%
73,311	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) †	73,311
6,500	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.200% (b) (l) †	6,500

	Total Short-Term Investments (Cost $79,811)	79,811

	Total Investments — 103.4% (Cost $1,424,577)	1,466,474
	Liabilities in Excess of Other Assets — (3.4)%	(48,143)

	NET ASSETS — 100.0%	$1,418,331

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	193

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps (Amounts in thousands)
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/19	$3,000	$(305)
Barclays Bank plc	1.455% at termination	CPI-U at termination	01/15/22	46,000	225
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/24	5,000	(548)
Barclays Bank plc	2.705% at termination	CPI-U at termination	09/02/44	9,000	(3,307)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/44	4,000	(1,461)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/18	53,000	(3,599)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/18	22,000	(993)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/18	11,000	(499)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/18	10,000	(453)
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/19	20,000	(1,212)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/19	11,000	(611)
BNP Paribas	2.693% at termination	CPI-U at termination	09/03/44	1,000	(362)
BNP Paribas	2.695% at termination	CPI-U at termination	09/03/44	1,000	(363)
Citibank, N.A.	1.478% at termination	CPI-U at termination	04/02/17	4,000	10
Citibank, N.A.	2.190% at termination	CPI-U at termination	09/02/19	20,000	(1,111)
Citibank, N.A.	1.592% at termination	CPI-U at termination	06/24/21	15,000	12
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/24	13,000	(1,459)
Citibank, N.A.	2.492% at termination	CPI-U at termination	08/27/24	40,000	(4,727)
Citibank, N.A.	2.477% at termination	CPI-U at termination	09/02/24	3,000	(349)
Citibank, N.A.	2.623% at termination	CPI-U at termination	10/07/24	10,000	(453)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/17	25,000	(1,223)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/18	34,000	(1,789)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/20	50,000	(3,728)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/18	23,000	(1,525)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/18	49,000	(3,235)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/19	41,000	(2,159)
Deutsche Bank AG, New York	1.565% at termination	CPI-U at termination	01/30/20	35,000	(446)
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/02/20	32,000	(314)
Deutsche Bank AG, New York	1.525% at termination	CPI-U at termination	10/13/20	18,000	(91)
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/24	10,000	(1,122)
Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/24	42,000	(1,411)
Deutsche Bank AG, New York	1.978% at termination	CPI-U at termination	04/02/25	37,000	(1,235)
Deutsche Bank AG, New York	2.000% at termination	CPI-U at termination	10/13/45	3,000	(156)
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/19	27,000	(1,532)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/19	26,000	(1,438)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/19	29,000	(1,618)
Goldman Sachs International	2.100% at termination	CPI-U at termination	09/12/19	41,000	(2,069)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/18	28,000	(1,492)
Morgan Stanley Capital Services	2.145% at termination	CPI-U at termination	11/22/18	24,000	(1,155)
Morgan Stanley Capital Services	1.442% at termination	CPI-U at termination	09/17/20	93,000	(175)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/24	15,000	(1,714)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/44	2,000	(704)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/24	2,000	(225)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/44	5,000	(1,886)

					$(54,007)

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 19.6%
1,446	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	1,411
1,831	Ally Auto Receivables Trust, Series 2015-SN1, Class A3, 1.210%, 12/20/17	1,831
2,564	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	2,568
280	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.763%, 08/25/33	267
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 1.104%, 07/25/32	86
571	Series 2002-BC6, Class M1, VAR, 1.649%, 08/25/32	524
2,619	Series 2002-BC9, Class M1, VAR, 2.174%, 12/25/32	2,401
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
3	Series 1997-2, Class M1A, VAR, 1.079%, 06/25/27	3
445	Series 1998-1, Class M1A, VAR, 1.133%, 01/25/28	430
609	Series 1998-3, Class M1A, VAR, 1.154%, 09/25/28	577
3,459	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	3,378
333	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 3.133%, 12/15/33	327
1,692	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	1,688
	B2R Mortgage Trust,
1,080	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,077
2,478	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	2,544
7,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	7,017
2,978	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	2,967
2,429	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.733%, 01/25/35	2,256
887	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 1.424%, 12/25/33	831
3,125	BMW Vehicle Lease Trust, Series 2015-1, Class A3, 1.240%, 12/20/17	3,128
271	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.624%, 05/25/37	265

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,034	Cabela’s Credit Card Master Note Trust, Series 2016-1, Class A1, 1.780%, 06/15/22	4,024
	California Republic Auto Receivables Trust,
448	Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	449
6,685	Series 2015-2, Class A3, 1.310%, 08/15/19	6,686
4,493	Series 2015-3, Class A3, 1.620%, 11/15/19	4,498
948	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	947
3,276	Capital Auto Receivables Asset Trust, Series 2015-1, Class A2, 1.420%, 06/20/18	3,278
58	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	58
1,688	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.528%, 10/15/21 (e)	1,384
	CarMax Auto Owner Trust,
3,512	Series 2015-2, Class A3, 1.370%, 03/16/20	3,520
5,000	Series 2015-4, Class A3, 1.560%, 11/16/20	5,027
354	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.374%, 01/25/32	283
3,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	3,006
1,207	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	1,205
3,849	Colony American Finance Ltd., Series 2016-1, Class A, 2.544%, 06/15/48 (e)	3,850
248	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	248
	Countrywide Asset-Backed Certificates,
82	Series 2002-1, Class A, VAR, 1.084%, 08/25/32	71
129	Series 2002-BC1, Class A, VAR, 1.184%, 04/25/32	83
113	Series 2003-BC2, Class 2A1, VAR, 1.124%, 06/25/33	98
844	Series 2003-BC5, Class M1, VAR, 1.574%, 09/25/33	765
263	Series 2004-2, Class M4, VAR, 2.024%, 03/25/34	243
139	Series 2004-S1, Class M2, SUB, 5.584%, 02/25/35	138
270	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.728%, 04/15/30	261
	CPS Auto Receivables Trust,
105	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	105

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	195

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
179	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	179
1,301	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	1,300
1,419	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	1,417
1,473	Series 2016-B, Class B, 3.180%, 09/15/20 (e)	1,478
	CWHEQ Revolving Home Equity Loan Trust,
356	Series 2005-E, Class 2A, VAR, 0.728%, 11/15/35	313
1,612	Series 2005-M, Class A1, VAR, 0.748%, 02/15/36	1,390
10,280	Discover Card Execution Note Trust, Series 2014-A1, Class A1, VAR, 0.938%, 07/15/21	10,309
1,200	DT Auto Owner Trust, Series 2016-2A, Class B, 2.920%, 05/15/20 (e)	1,208
	Exeter Automobile Receivables Trust,
11	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	12
1,229	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	1,226
2,607	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	2,605
4,288	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	4,280
	First Franklin Mortgage Loan Trust,
98	Series 2002-FF1, Class M1, VAR, 1.574%, 04/25/32	81
598	Series 2002-FF4, Class M1, VAR, 2.099%, 02/25/33	336
325	Series 2003-FFH1, Class M2, VAR, 3.149%, 09/25/33	263
547	Series 2004-FF8, Class M4, VAR, 2.130%, 10/25/34	181
	First Investors Auto Owner Trust,
824	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	823
1,646	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	1,643
810	First NLC Trust, Series 2005-2, Class M1, VAR, 1.004%, 09/25/35	796
2,266	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	2,259
	Flagship Credit Auto Trust,
251	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	251
2,363	Series 2016-2, Class A1, 2.280%, 05/15/20 (e)	2,365

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ford Credit Auto Owner Trust,
1,837	Series 2014-B, Class A3, 0.900%, 10/15/18	1,837
2,632	Series 2015-B, Class A3, 1.160%, 11/15/19	2,633
1,400	Series 2016-B, Class A3, 1.330%, 10/15/20	1,403
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 1.014%, 07/25/35	3,198
802	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	797
6,244	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.680%, 12/20/18	6,272
137	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.688%, 09/15/30	120
3,582	Harley-Davidson Motorcycle Trust, Series 2015-2, Class A3, 1.300%, 03/16/20	3,588
78	Honda Auto Receivables Owner Trust, Series 2015-1, Class A2, 0.700%, 06/15/17	78
2,392	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	2,393
4,883	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.507%, 06/17/31 (e)	4,856
109	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 1.164%, 12/25/24	100
5,500	Leaf Receivables Funding 10 LLC, Series 2015-1, Class A3, 1.490%, 03/15/18 (e)	5,493
10	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	3
193	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.574%, 02/25/34	185
3,112	Mercedes Benz Auto Lease Trust, Series 2015-A, Class A3, 1.100%, 08/15/17	3,112
	Morgan Stanley ABS Capital I, Inc. Trust,
1,236	Series 2003-NC6, Class M1, VAR, 1.724%, 06/25/33	1,197
7,500	Series 2005-WMC4, Class M5, VAR, 1.499%, 04/25/35	7,029
273	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 1.288%, 11/25/33	213
3,334	Nissan Auto Lease Trust, Series 2015-B, Class A3, 1.540%, 04/16/18	3,345
3,628	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	3,622
	OneMain Financial Issuance Trust,
3,325	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	3,328
2,877	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	2,908

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,500	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	3,504
632	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-4, Class M1, VAR, 1.424%, 07/25/32	592
	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
764	Series 2004-WHQ2, Class M2, VAR, 1.469%, 02/25/35	761
1,090	Series 2005-WHQ3, Class M2, VAR, 1.199%, 06/25/35	1,088
255	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	254
1,071	Porsche Innovative Lease Owner Trust, Series 2014-1, Class A3, 1.030%, 11/20/17 (e)	1,070
	Progress Residential Trust,
3,278	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	3,321
5,507	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,654
231	RAMP Trust, Series 2003-RS2, Class AII, VAR, 1.204%, 03/25/33	207
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.510%, 06/25/33	395
	Residential Funding Mortgage Securities II Home Loan Trust,
24	Series 2001-HI2, Class AI7, SUB, 7.440%, 04/25/26	24
91	Series 2001-HI4, Class A7, SUB, 7.240%, 10/25/26	90
28	Series 2003-HS1, Class AII, VAR, 0.814%, 12/25/32	26
2,889	Sofi Consumer Loan Program LLC, Series 2016-1, Class A, 3.260%, 08/25/25 (e)	2,904
	SoFi Professional Loan Program LLC,
591	Series 2014-B, Class A1, VAR, 1.774%, 08/25/32 (e)	593
1,423	Series 2015-A, Class A1, VAR, 1.724%, 03/25/33 (e)	1,425
2,542	Series 2015-B, Class A1, VAR, 1.574%, 04/25/35 (e)	2,524
1,812	Series 2015-C, Class A1, VAR, 1.574%, 08/27/35 (e)	1,799
2,879	Series 2016-B, Class A1, VAR, 1.724%, 06/25/33 (e)	2,892
2,097	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	2,099
2,139	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	2,141

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

130	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 1.224%, 04/25/33	126
	TCF Auto Receivables Owner Trust,
7,200	Series 2015-1A, Class A3, 1.490%, 12/16/19 (e)	7,199
2,249	Series 2015-2A, Class A2, 1.640%, 01/15/19 (e)	2,250
1,429	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.757%, 05/17/32 (e)	1,419
4,210	U.S. Residential Opportunity Fund III Trust, Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	4,206
415	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	414
973	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	975
2,736	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	2,764
2,322	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	2,327
1,686	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	1,687
1,961	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	1,961
5,193	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	5,190
3,680	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	3,560
2,082	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	2,079
1,715	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	1,716
1,187	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,187
3,273	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	3,273
4,140	Westgate Resorts LLC, Series 2016-1A, Class A, 3.500%, 12/20/28 (e)	4,140

	Total Asset-Backed Securities (Cost $250,556)	248,064

Collateralized Mortgage Obligations — 55.1%
	Agency CMO — 49.4%
169	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.437%, 10/25/22	20
	Federal Home Loan Mortgage Corp. REMIC,
3	Series 1071, Class F, VAR, 1.458%, 04/15/21	3

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	197

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
11	Series 1343, Class LA, 8.000%, 08/15/22	12
9	Series 1370, Class JA, VAR, 1.658%, 09/15/22	9
8	Series 1379, Class W, VAR, 1.300%, 10/15/22	8
2	Series 1508, Class KA, VAR, 1.290%, 05/15/23	2
142	Series 1689, Class M, PO, 03/15/24	135
69	Series 1771, Class PK, 8.000%, 02/15/25	78
120	Series 1974, Class ZA, 7.000%, 07/15/27	134
21	Series 1981, Class Z, 6.000%, 05/15/27	23
75	Series 2033, Class PR, PO, 03/15/24	72
11	Series 2261, Class ZY, 7.500%, 10/15/30	12
1	Series 2289, Class NA, VAR, 10.067%, 05/15/20	1
39	Series 2338, Class FN, VAR, 1.008%, 08/15/28	39
86	Series 2416, Class SA, IF, 14.615%, 02/15/32	124
68	Series 2416, Class SH, IF, 14.985%, 02/17/32	93
14	Series 2477, Class FZ, VAR, 1.058%, 06/15/31	15
410	Series 3085, Class VS, HB, IF, 26.689%, 12/15/35	718
533	Series 3300, Class FA, VAR, 0.808%, 08/15/35	530
1,531	Series 3737, Class DG, 5.000%, 10/15/30	1,674
2,428	Series 3832, Class PL, 5.000%, 08/15/39	2,566
1,621	Series 3841, Class JF, VAR, 0.908%, 10/15/38	1,627
6,407	Series 3860, Class FP, VAR, 0.908%, 06/15/40	6,432
2,105	Series 3952, Class MA, 3.000%, 11/15/21	2,162
8,840	Series 4074, Class FE, VAR, 0.908%, 07/15/42	8,826
8,899	Series 4111, Class FA, VAR, 0.858%, 08/15/39	8,912
4,897	Series 4120, Class KI, IO, 3.000%, 10/15/32	474
14,648	Series 4150, Class F, VAR, 0.878%, 01/15/43	14,628
17,083	Series 4150, Class GE, 2.000%, 01/15/33	17,250
10,568	Series 4161, Class YF, VAR, 0.878%, 02/15/43	10,550
5,578	Series 4206, Class DA, 2.000%, 05/15/33	5,688
11,445	Series 4281, Class FB, VAR, 1.058%, 12/15/43	11,458

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
18,707		Series 4350, Class AF, VAR, 0.817%, 12/15/37	18,545
13,846		Series 4350, Class FK, VAR, 0.817%, 06/15/38	13,797
2,172		Series 4350, Class KF, VAR, 0.817%, 01/15/39	2,152
14,963		Series 4363, Class FA, VAR, 0.525%, 09/15/41	14,870
7,059		Series 4413, Class WF, VAR, 0.817%, 10/15/41	7,019
14,986		Series 4448, Class TF, VAR, 0.787%, 05/15/40	14,927
42,005		Series 4457, Class KF, VAR, 0.817%, 10/15/40	41,942
14,882		Series 4480, Class FM, VAR, 0.817%, 06/15/40	14,898
11,109		Series 4515, Class FA, VAR, 0.837%, 08/15/38	11,021
5,172		Series 4594, Class GN, 2.500%, 02/15/45	5,328
23,305		Federal Home Loan Mortgage Corp. STRIPS, Series 328, Class S4, IF, IO, 2.051%, 02/15/38	1,429
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
70		Series T-51, Class 1APO, PO, 09/25/42	60
2,778		Series T-54, Class 4A, VAR, 3.218%, 02/25/43	2,870
72		Federal National Mortgage Association - ACES, Series 2014-M5, Class FA, VAR, 0.825%, 01/25/17	72
		Federal National Mortgage Association Grantor Trust,
404		Series 2001-T8, Class A1, 7.500%, 07/25/41	471
1,277		Series 2002-T6, Class A4, VAR, 3.535%, 03/25/41	1,330
		Federal National Mortgage Association REMIC,
4		Series 1988-15, Class B, VAR, 1.074%, 06/25/18	4
1		Series 1989-77, Class J, 8.750%, 11/25/19	1
—	(h)	Series 1989-89, Class H, 9.000%, 11/25/19	—	(h)
21		Series 1990-64, Class Z, 10.000%, 06/25/20	23
43		Series 1990-145, Class A, VAR, 1.465%, 12/25/20	43
47		Series 1991-142, Class PL, 8.000%, 10/25/21	51
48		Series 1991-156, Class F, VAR, 1.824%, 11/25/21	50

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
—	(h)	Series 1992-91, Class SQ, HB, IF, 8,985.610%, 05/25/22	9
85		Series 1992-112, Class GB, 7.000%, 07/25/22	94
3		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	—	(h)
36		Series 1992-200, Class FK, VAR, 1.990%, 11/25/22	37
42		Series 1993-27, Class S, IF, 8.965%, 02/25/23	49
81		Series 1993-110, Class H, 6.500%, 05/25/23	90
9		Series 1993-119, Class H, 6.500%, 07/25/23	10
79		Series 1993-146, Class E, PO, 05/25/23	75
36		Series 1993-165, Class FH, VAR, 1.674%, 09/25/23	37
186		Series 1993-179, Class FM, VAR, 1.940%, 10/25/23	191
34		Series 1997-74, Class E, 7.500%, 10/20/27	40
353		Series 2001-9, Class F, VAR, 0.757%, 02/17/31	354
86		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	17
85		Series 2002-77, Class FY, VAR, 0.924%, 12/25/17	85
203		Series 2003-17, Class FN, VAR, 0.824%, 03/25/18	203
30		Series 2003-21, Class FK, VAR, 0.924%, 03/25/33	31
774		Series 2004-17, Class BF, VAR, 0.874%, 01/25/34	772
1,218		Series 2006-3, Class SB, IF, IO, 6.176%, 07/25/35	180
1,060		Series 2006-16, Class HZ, 5.500%, 03/25/36	1,139
2,471		Series 2006-124, Class FC, VAR, 0.874%, 01/25/37	2,464
543		Series 2010-42, Class PD, 4.500%, 07/25/39	546
3,683		Series 2012-38, Class PA, 2.000%, 09/25/41	3,730
6,244		Series 2012-93, Class ME, 2.500%, 01/25/42	6,437
4,058		Series 2012-114, Class VE, 3.500%, 10/25/25	4,295
14,267		Series 2012-119, Class FB, VAR, 0.874%, 11/25/42	14,193
2,861		Series 2013-6, Class FL, VAR, 0.924%, 02/25/43	2,854

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
5,302	Series 2013-15, Class DC, 2.000%, 03/25/33	5,352
5,507	Series 2013-23, Class KJ, 2.250%, 05/25/42	5,602
4,451	Series 2013-26, Class AV, 3.500%, 04/25/26	4,725
3,392	Series 2013-43, Class YH, 2.500%, 05/25/33	3,447
12,245	Series 2013-54, Class HF, VAR, 0.724%, 10/25/41	12,203
740	Series 2014-49, Class AF, VAR, 0.787%, 08/25/44	733
9,740	Series 2014-66, Class WF, VAR, 0.817%, 10/25/54	9,720
18,945	Series 2015-42, Class BF, VAR, 0.777%, 06/25/45	18,894
16,953	Series 2015-91, Class AF, VAR, 0.837%, 12/25/45	16,855
22,134	Series 2016-25, Class LA, 3.000%, 07/25/45	23,062
24,532	Series 2016-30, Class PA, 3.000%, 04/25/45	25,612
7,970	Series 2016-33, Class JA, 3.000%, 07/25/45	8,308
12,777	Series 2016-38, Class NA, 3.000%, 01/25/46	13,426
3	Series G92-44, Class ZQ, 8.000%, 07/25/22	3
507	Series G94-9, Class PJ, 6.500%, 08/17/24	581
	Federal National Mortgage Association REMIC Trust,
277	Series 2003-W1, Class 2A, VAR, 6.307%, 12/25/42	325
1,177	Series 2003-W4, Class 5A, VAR, 3.230%, 10/25/42	1,187
1,742	Series 2003-W15, Class 3A, VAR, 4.102%, 12/25/42	1,862
838	Series 2009-W1, Class A, 6.000%, 12/25/49	961
	Federal National Mortgage Association STRIPS,
212	Series 343, Class 23, IO, 4.000%, 10/25/18	6
308	Series 343, Class 27, IO, 4.500%, 01/25/19	10
528	Federal National Mortgage Association Trust, Series 2004-W2, Class 4A, VAR, 2.934%, 02/25/44	562
	Government National Mortgage Association,
11	Series 2000-35, Class F, VAR, 1.057%, 12/16/25	11
214	Series 2002-31, Class FC, VAR, 0.770%, 09/26/21	214

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	199

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,383	Series 2010-166, Class GP, 3.000%, 04/20/39	4,543
6,424	Series 2012-61, Class FM, VAR, 0.907%, 05/16/42	6,435
3,327	Series 2012-H21, Class FA, VAR, 0.968%, 07/20/62	3,301
17,659	Series 2013-H16, Class FA, VAR, 1.008%, 07/20/63	17,616
18,691	Series 2014-H07, Class FC, VAR, 1.068%, 05/20/64	18,690
6,003	Series 2014-H11, Class JA, VAR, 0.968%, 06/20/64	5,974
15,791	Series 2014-H17, Class FM, VAR, 0.948%, 08/20/64	15,693
8,980	Series 2015-H03, Class FD, VAR, 1.108%, 01/20/65	8,910
17,501	Series 2015-H04, Class FL, VAR, 0.938%, 02/20/65	17,391
9,443	Series 2015-H12, Class FA, VAR, 0.948%, 05/20/65	9,381
20,076	Series 2015-H12, Class FJ, VAR, 0.898%, 05/20/65	19,935
22,871	Series 2015-H14, Class FB, VAR, 0.898%, 05/20/65	22,703
16,990	Series 2015-H19, Class FN, VAR, 0.908%, 07/20/65	16,835
19,919	Series 2015-H23, Class TA, VAR, 0.938%, 09/20/65	19,767

		623,945

	Non-Agency CMO — 5.7%
	Alternative Loan Trust,
687	Series 2004-33, Class 3A3, VAR, 2.663%, 12/25/34	622
23	Series 2004-J4, Class 1A6, SUB, 5.400%, 06/25/34	23
383	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	375
	Banc of America Funding Trust,
314	Series 2005-E, Class 5A1, VAR, 3.173%, 05/20/35	310
582	Series 2006-1, Class 2A1, 5.500%, 01/25/36	559
	Banc of America Mortgage Trust,
738	Series 2004-D, Class 2A2, VAR, 3.258%, 05/25/34	730
535	Series 2005-A, Class 3A1, VAR, 2.906%, 02/25/35	523

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
478	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.529%, 11/25/34	157
	CHL Mortgage Pass-Through Trust,
295	Series 2003-21, Class A1, VAR, 3.244%, 05/25/33	297
139	Series 2004-HYB8, Class 1A1, VAR, 1.212%, 01/20/35	125
339	Series 2005-1, Class 1A2, VAR, 1.224%, 03/25/35	47
5	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	5
	Credit Suisse First Boston Mortgage Securities Corp.,
1,045	Series 2003-AR24, Class 2A4, VAR, 2.979%, 10/25/33	1,037
893	Series 2004-5, Class 4A1, 6.000%, 09/25/34	909
133	Series 2005-5, Class 1A1, 5.000%, 07/25/20	132
399	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.804%, 02/25/20	403
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
4,500	Series 2013-DN1, Class M1, VAR, 3.924%, 07/25/23	4,586
7,063	Series 2015-DNA3, Class M2, VAR, 3.374%, 04/25/28	7,328
	Federal National Mortgage Association, Connecticut Avenue Securities,
2,161	Series 2013-C01, Class M1, VAR, 2.524%, 10/25/23	2,183
2,088	Series 2014-C01, Class M1, VAR, 2.124%, 01/25/24	2,103
6,099	Series 2014-C02, Class 1M1, VAR, 1.474%, 05/25/24	6,102
2,064	Series 2014-C03, Class 1M1, VAR, 1.724%, 07/25/24	2,069
369	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	374
849	First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 2.811%, 12/25/34	847
71	First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 1.024%, 06/25/30	57
372	First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 1.008%, 11/15/30	332

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
793	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	815
467	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	481
	Impac CMB Trust,
263	Series 2004-3, Class 3A, VAR, 1.164%, 03/25/34	249
290	Series 2004-6, Class 1A2, VAR, 1.304%, 10/25/34	267
1,366	Series 2005-5, Class A1, VAR, 1.164%, 08/25/35	1,197
1,084	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 3.160%, 03/25/37	1,002
153	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.583%, 10/25/33	150
	MASTR Adjustable Rate Mortgages Trust,
221	Series 2003-5, Class 5A1, VAR, 2.375%, 10/25/33	220
404	Series 2004-13, Class 2A1, VAR, 2.882%, 04/21/34	413
1,308	Series 2004-13, Class 3A7B, VAR, 2.530%, 11/21/34	1,324
142	MASTR Seasoned Securitization Trust, Series 2003-1, Class 3A2, VAR, 0.924%, 02/25/33	129
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
419	Series 2001-TBC1, Class B1, VAR, 1.388%, 11/15/31	365
96	Series 2002-TBC1, Class B1, VAR, 1.508%, 09/15/30	82
48	Series 2002-TBC1, Class B2, VAR, 1.908%, 09/15/30	40
194	Series 2002-TBC2, Class B1, VAR, 1.358%, 08/15/32	159
	Merrill Lynch Mortgage Investors Trust,
447	Series 2004-1, Class 2A3, VAR, 2.682%, 12/25/34	414
617	Series 2004-D, Class A1, VAR, 1.184%, 09/25/29	611
11	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	12
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
289	Series 2003-HYB1, Class A4, VAR, 2.197%, 03/25/33	262
270	Series 2003-HYB1, Class B1, VAR, 2.197%, 03/25/33	198

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Morgan Stanley Mortgage Loan Trust,
2,649	Series 2004-3, Class 4A, VAR, 5.676%, 04/25/34	2,771
349	Series 2004-5AR, Class 3A3, VAR, 2.857%, 07/25/34	321
1,968	Series 2004-5AR, Class 3A5, VAR, 2.857%, 07/25/34	1,958
892	Series 2004-11AR, Class 1A2A, VAR, 0.834%, 01/25/35	833
1,325	NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class AF, VAR, 0.974%, 02/25/35 (e)	1,088
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
486	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	496
31	Series 2004-AR1, Class 5A1, VAR, 1.284%, 08/25/34	29
776	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.591%, 10/25/32	819
169	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	169
	RFMSI Trust,
3,242	Series 2005-SA2, Class 2A2, VAR, 3.401%, 06/25/35	3,029
829	Series 2006-SA4, Class 2A1, VAR, 4.034%, 11/25/36	727
	Sequoia Mortgage Trust,
65	Series 11, Class A, VAR, 1.412%, 12/20/32	63
169	Series 2003-3, Class A2, VAR, 1.625%, 07/20/33	159
1,642	Series 2004-11, Class A2, VAR, 1.571%, 12/20/34	1,565
1,714	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,705
134	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 1.214%, 03/19/34	129
1,049	Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A3, VAR, 1.264%, 07/19/32	787
	Structured Asset Securities Corp., Mortgage Pass-Through Certificates,
2,501	Series 2003-24A, Class 2A, VAR, 3.089%, 07/25/33	2,375
1,678	Series 2003-29, Class 3A1, VAR, 4.919%, 09/25/33	1,670
3,030	Series 2003-32, Class 5A1, VAR, 5.804%, 11/25/33	3,110

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	201

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
831	Series 2003-40A, Class 4A, VAR, 2.941%, 01/25/34	802
4,038	Thornburg Mortgage Securities Trust, Series 2004-4, Class 5A, VAR, 2.540%, 12/25/44	3,825
	WaMu Mortgage Pass-Through Certificates Trust,
1,420	Series 2004-AR3, Class A1, VAR, 2.783%, 06/25/34	1,431
752	Series 2004-AR11, Class A, VAR, 2.713%, 10/25/34	756
	Wells Fargo Mortgage-Backed Securities Trust,
354	Series 2003-K, Class 1A2, VAR, 2.638%, 11/25/33	356
482	Series 2005-AR16, Class 3A2, VAR, 2.969%, 03/25/35	484
125	Series 2006-17, Class A1, 5.500%, 11/25/21	127
137	Series 2007-3, Class 3A1, 5.500%, 04/25/22	140
		72,349

	Total Collateralized Mortgage Obligations (Cost $697,223)	696,294

Commercial Mortgage-Backed Securities — 3.2%
	A10 Securitization LLC,
1,935	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	1,925
2,371	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	2,378
	A10 Term Asset Financing LLC,
2,466	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	2,454
5,281	Series 2016-1, Class A1, 2.420%, 03/15/35 (e)	5,285
2,900	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, VAR, 1.558%, 09/15/26 (e)	2,898
	Bayview Commercial Asset Trust,
360	Series 2004-3, Class A2, VAR, 0.944%, 01/25/35 (e)	324
1,309	Series 2005-2A, Class A2, VAR, 0.874%, 08/25/35 (e)	1,141
261	Series 2005-2A, Class M1, VAR, 0.954%, 08/25/35 (e)	218
1,241	Series 2007-3, Class A2, VAR, 0.814%, 07/25/37 (e)	1,002
2,793	BBCMS Trust, Series 2015-VFM, Class A1, 2.466%, 03/10/36 (e)	2,798

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,000	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, VAR, 2.447%, 07/05/33 (e)	5,920
	COMM Mortgage Trust,
3,402	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	3,410
2,667	Series 2014-BBG, Class A, VAR, 1.308%, 03/15/29 (e)	2,644
1,319	Series 2014-PAT, Class A, VAR, 1.308%, 08/13/27 (e)	1,314
3,774	Series 2014-TWC, Class A, VAR, 1.358%, 02/13/32 (e)	3,774
633	GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	633
396	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	396
726	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.758%, 12/15/31 (e)	717
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,223

	Total Commercial Mortgage-Backed Securities (Cost $41,108)	40,454

Corporate Bonds — 9.0%
	Consumer Discretionary — 0.3%
	Media — 0.3%
4,000	Walt Disney Co. (The), VAR, 1.139%, 05/30/19	4,009

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
607	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	610

	Energy — 1.6%
	Oil, Gas & Consumable Fuels — 1.6%
3,000	BP Capital Markets plc, (United Kingdom), VAR, 1.270%, 09/26/18	3,018
1,810	Buckeye Partners LP, 4.875%, 02/01/21	1,933
2,882	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	2,947
4,963	ConocoPhillips Co., 1.500%, 05/15/18	4,963
1,525	ONEOK Partners LP, 3.200%, 09/15/18	1,551
1,628	Plains All American Pipeline LP/PAA Finance Corp., 2.600%, 12/15/19	1,638
684	Spectra Energy Partners LP, 2.950%, 09/25/18	697
3,000	Statoil ASA, (Norway), VAR, 1.248%, 11/08/18	3,011
822	TransCanada PipeLines Ltd., (Canada), 1.875%, 01/12/18	826

	Total Energy	20,584

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Financials — 5.1%
	Banks — 1.9%
3,000	ABN AMRO Bank N.V., (Netherlands), VAR, 1.543%, 10/28/16 (e)	3,003
	Bank of America Corp.,
1,346	1.700%, 08/25/17	1,350
2,000	Series L, 2.600%, 01/15/19	2,044
5,000	Bank of Montreal, (Canada), 1.350%, 08/28/18	4,996
3,169	Barclays plc, (United Kingdom), 2.875%, 06/08/20	3,194
3,000	BB&T Corp., VAR, 1.417%, 02/01/19	3,016
923	BNP Paribas S.A., (France), 2.700%, 08/20/18	944
2,750	Citigroup, Inc., VAR, 1.497%, 11/15/16	2,753
964	Discover Bank, 2.600%, 11/13/18	978
967	SunTrust Banks, Inc., 2.350%, 11/01/18	983

		23,261

	Capital Markets — 0.7%
	Goldman Sachs Group, Inc. (The),
1,000	2.625%, 04/25/21	1,018
3,000	VAR, 1.917%, 11/15/18	3,033
	Morgan Stanley,
1,482	2.500%, 01/24/19	1,506
2,925	2.500%, 04/21/21	2,955

		8,512

	Consumer Finance — 1.7%
3,000	American Express Credit Corp., VAR, 1.197%, 03/18/19	3,016
3,000	American Honda Finance Corp., VAR, 1.157%, 10/07/16	3,002
4,000	Ford Motor Credit Co. LLC, Series 1, VAR, 1.486%, 03/12/19	3,998
4,000	HSBC USA, Inc., VAR, 1.520%, 09/24/18	3,991
2,824	Nissan Motor Acceptance Corp., VAR, 1.386%, 03/03/17 (e)	2,828
5,000	Toyota Motor Credit Corp., VAR, 1.018%, 05/16/17	5,004

		21,839

	Diversified Financial Services — 0.3%
4,000	Shell International Finance B.V., (Netherlands), VAR, 1.266%, 05/11/20	4,004

	Insurance — 0.5%
880	Chubb INA Holdings, Inc., 2.300%, 11/03/20	905
1,982	Jackson National Life Global Funding, 1.875%, 10/15/18 (e)	2,002

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
	New York Life Global Funding,
2,485	1.125%, 03/01/17 (e)	2,487
1,234	2.000%, 04/13/21 (e)	1,245

		6,639

	Total Financials	64,255

	Health Care — 0.4%
	Health Care Equipment & Supplies — 0.1%
857	Medtronic, Inc., 1.500%, 03/15/18	862

	Life Sciences Tools & Services — 0.0% (g)
662	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	662

	Pharmaceuticals — 0.3%
3,300	Actavis Funding SCS, (Luxembourg), VAR, 1.548%, 09/01/16	3,300

	Total Health Care	4,824

	Industrials — 0.2%
	Road & Rail — 0.2%
2,210	Ryder System, Inc., 2.500%, 05/11/20	2,226

	Information Technology — 0.6%
	Semiconductors & Semiconductor Equipment — 0.2%
2,753	Texas Instruments, Inc., 1.750%, 05/01/20	2,781

	Software — 0.2%
3,000	Oracle Corp., VAR, 1.260%, 01/15/19	3,019

	Technology Hardware, Storage & Peripherals — 0.2%
1,793	Apple, Inc., VAR, 1.009%, 05/03/18	1,798

	Total Information Technology	7,598

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.1%
1,314	AT&T, Inc., 2.450%, 06/30/20	1,341

	Wireless Telecommunication Services — 0.2%
3,000	America Movil S.A.B. de C.V., (Mexico), VAR, 1.656%, 09/12/16	2,996

	Total Telecommunication Services	4,337

	Utilities — 0.4%
	Electric Utilities — 0.1%
1,081	Duke Energy Corp., VAR, 1.034%, 04/03/17	1,082
828	Southern California Edison Co., Series 14-B, 1.125%, 05/01/17	829

		1,911

	Gas Utilities — 0.2%
2,100	Korea Gas Corp., (South Korea), 2.250%, 07/25/17 (e)	2,116

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	203

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — 0.1%
870	Exelon Generation Co. LLC, 2.950%, 01/15/20	895

	Total Utilities	4,922

	Total Corporate Bonds (Cost $112,595)	113,365

Mortgage Pass-Through Securities — 4.0%
	Federal Home Loan Mortgage Corp.,
11	ARM, 1.720%, 12/01/21	11
16	ARM, 2.395%, 07/01/19	17
10	ARM, 2.500%, 06/01/26	10
17	ARM, 2.503%, 10/01/29	18
21	ARM, 2.530%, 11/01/27	21
38	ARM, 2.570%, 05/01/18 - 12/01/26	39
45	ARM, 2.572%, 01/01/27	47
271	ARM, 2.628%, 01/01/23 - 02/01/23	286
31	ARM, 2.652%, 04/01/30	33
47	ARM, 2.667%, 07/01/28	48
8	ARM, 2.680%, 06/01/22	8
110	ARM, 2.687%, 12/01/27	115
11	ARM, 2.702%, 12/01/29	11
22	ARM, 2.732%, 01/01/30	23
356	ARM, 2.738%, 04/01/32	370
215	ARM, 2.755%, 07/01/30	225
155	ARM, 2.758%, 08/01/27	161
187	ARM, 2.792%, 12/01/26	194
91	ARM, 2.929%, 01/01/23	93
21	ARM, 3.009%, 04/01/24	21
9	ARM, 3.112%, 06/01/25	9
6,453	Federal Home Loan Mortgage Corp. Gold Pools, 3.000%, 08/01/28	6,796
3	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	3
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
9	7.500%, 05/01/28	10
19	8.500%, 07/01/28	23
10	9.000%, 02/01/25	11
	Federal National Mortgage Association,
2	ARM, 2.125%, 03/01/17	2
2	ARM, 2.133%, 06/01/18	2
9	ARM, 2.156%, 04/01/21	9
38	ARM, 2.188%, 11/01/18	38
12	ARM, 2.238%, 12/01/20	13
14	ARM, 2.325%, 04/01/24	15
4	ARM, 2.370%, 11/01/21	4

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10	ARM, 2.400%, 07/01/20	10
7	ARM, 2.455%, 05/01/18	7
5	ARM, 2.473%, 05/01/29	6
446	ARM, 2.496%, 05/01/33	475
31	ARM, 2.525%, 05/01/30	31
27	ARM, 2.540%, 09/01/19 - 07/01/25	28
20	ARM, 2.548%, 01/01/31	21
161	ARM, 2.682%, 09/01/33	172
31	ARM, 2.704%, 03/01/29	31
71	ARM, 2.722%, 12/01/28	73
84	ARM, 2.747%, 08/01/26	88
339	ARM, 2.783%, 01/01/25	358
141	ARM, 2.788%, 02/01/34	148
13	ARM, 2.801%, 03/01/38	13
38	ARM, 2.840%, 11/01/23	39
19	ARM, 2.844%, 06/01/26	20
42	ARM, 3.083%, 11/01/30	42
15	ARM, 3.271%, 07/01/27	15
14	ARM, 6.000%, 01/01/20	14
2,978	Federal National Mortgage Association, 15 Year, Single Family, 4.000%, 02/01/25	3,166
	Federal National Mortgage Association, 20 Year, Single Family,
9,757	3.000%, 02/01/33 - 07/01/33	10,241
2,419	5.000%, 10/01/23	2,676
	Federal National Mortgage Association, 30 Year, FHA/VA,
17	7.000%, 03/01/27	18
13	8.000%, 11/01/27	13
16	8.500%, 10/01/24	16
	Federal National Mortgage Association, 30 Year, Single Family,
9,848	4.000%, 02/01/45	10,793
2,712	5.000%, 12/01/39	3,072
1,168	5.500%, 08/01/40	1,312
738	6.000%, 04/01/39	859
17	7.250%, 09/01/22	17
90	7.500%, 06/01/23 - 10/01/30	94
	Federal National Mortgage Association, Other,
5,596	ARM, 1.255%, 12/01/25	5,591
56	12.000%, 11/01/30	61
	Government National Mortgage Association II, 30 Year, Single Family,
19	7.250%, 08/20/22	19
32	7.400%, 02/20/22 - 03/20/22	32
7	7.500%, 10/20/23	8
13	7.850%, 12/20/21	14
41	8.000%, 07/20/25 - 08/20/26	48

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,853	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	1,992
	Government National Mortgage Association, 30 Year, Single Family,
16	7.000%, 06/15/24	16
16	8.000%, 10/15/27	18
8	9.000%, 11/15/24	8
49	9.500%, 07/15/25	55

	Total Mortgage Pass-Through Securities (Cost $48,955)	50,416

Municipal Bond — 0.1% (t)
	California — 0.1%
870	University of California, Series Y-1, Rev., VAR, 0.994%, 07/01/17 (Cost $870)	870

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 8.4%
	Investment Company — 8.4%
106,063	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $106,063)	106,063

	Total Investments — 99.4% (Cost $1,257,370)	1,255,526
	Other Assets in Excess of Liabilities — 0.6%	6,992

	NET ASSETS — 100.0%	$1,262,518

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	205

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 9.3%
	ABFC Trust,
933	Series 2005-AQ1, Class A4, SUB, 4.861%, 06/25/35	954
484	Series 2005-WF1, Class A2C, VAR, 1.144%, 12/25/34	484
143	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.668%, 04/25/36	142
	American Homes 4 Rent Trust,
2,200	Series 2014-SFR1, Class D, VAR, 2.607%, 06/17/31 (e)	2,185
3,328	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	3,608
1,500	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	1,642
3,437	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	3,703
5,850	Series 2014-SFR3, Class B, 4.201%, 12/17/36 (e)	6,349
1,570	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	1,696
2,650	Series 2014-SFR3, Class D, 5.040%, 12/17/36 (e)	2,887
3,172	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	3,517
1,951	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	2,083
3,030	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	3,192
1,971	Series 2015-SFR2, Class A, 3.732%, 10/17/45 (e)	2,140
3,600	Series 2015-SFR2, Class E, 6.070%, 10/17/45 (e)	3,909
	Anchor Assets IX LLC,
5,750	Series 2016-1, Class A, 5.125%, 02/15/20 (e)	5,750
4,000	Series 2016-1, Class B, 6.250%, 02/15/20 (e)	4,000
2,162	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	2,112
	B2R Mortgage Trust,
5,590	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	5,576
3,965	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	4,070
2,994	Series 2016-1, Class A, 2.567%, 07/15/49 (e)	2,977
2,000	Series 2016-1, Class B, 3.870%, 07/15/49 (e)	2,045

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,131	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	3,083
124	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.894%, 04/25/36	120
958	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	954
474	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	474
	Chase Funding Trust,
1,741	Series 2002-3, Class 1A5, SUB, 5.907%, 06/25/32	1,700
753	Series 2003-4, Class 1A5, SUB, 5.315%, 05/25/33	773
609	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	621
59	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	58
	Citigroup Mortgage Loan Trust, Inc.,
88	Series 2003-HE3, Class A, VAR, 0.904%, 12/25/33	86
452	Series 2004-HE1, Class A, VAR, 0.783%, 09/25/33 (e)	443
1,818	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	1,818
1,618	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (d)	269
150	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	165
	FirstKey Lending Trust,
5,661	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	5,643
1,442	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	1,448
1,478	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	1,470
4,460	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class CT1, 4.178%, 10/15/48 (e)	4,460
4,025	HERO Funding Trust, Series 2016-2A, Class A, 3.750%, 09/20/41 (e)	4,035
159	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.724%, 03/25/36	144

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	HSBC Home Equity Loan Trust USA,
120	Series 2007-1, Class AS, VAR, 0.712%, 03/20/36	120
402	Series 2007-3, Class APT, VAR, 1.712%, 11/20/36	401
	KGS-Alpha SBA COOF Trust,
5,066	Series 2012-3, Class A, IO, VAR, 1.432%, 09/25/26 (e)	93
23,842	Series 2012-4, Class A, IO, VAR, 1.060%, 09/25/37 (e)	875
15,314	Series 2012-6, Class A, IO, VAR, 0.620%, 05/25/39 (e)	287
3,887	Series 2015-2, Class A, IO, VAR, 2.899%, 07/25/41 (e)	516
	Long Beach Mortgage Loan Trust,
1,597	Series 2004-1, Class M1, VAR, 1.274%, 02/25/34	1,515
188	Series 2006-WL2, Class 2A3, VAR, 0.724%, 01/25/36	182
	LV Tower 52 Issuer LLC,
2,231	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	2,175
778	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	732
106,735	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,283
2,292	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,392
	Mid-State Capital Trust,
1,099	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,126
1,695	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	1,797
	Nationstar HECM Loan Trust,
942	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	943
1,964	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	1,963
841	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	841
852	Series 2016-2A, Class A, 2.239%, 06/25/26 (e)	852
4,701	Series 2016-2A, Class M1, 3.598%, 06/25/26 (e)	4,701
2,154	Series 2016-3A, Class A, 2.013%, 08/25/26 (e)	2,154
498	Series 2016-3A, Class M1, 3.147%, 08/25/26 (e)	498

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

503	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.171%, 11/25/33	517
	NRPL Trust,
1,568	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	1,557
1,000	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	992
3,730	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	3,648
1,000	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	946
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
5,000	Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	4,986
2,600	Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	2,602
2,095	Series 2016-T1, Class BT1, 3.294%, 06/15/49 (e)	2,072
	Oak Hill Advisors Residential Loan Trust,
956	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	947
513	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	503
	Ocwen Master Advance Receivables Trust,
3,668	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	3,670
609	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	610
1,250	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	1,250
3,600	Series 2016-T1, Class AT1, 2.521%, 08/17/48 (e)	3,598
1,522	Series 2016-T2, Class BT2, 3.265%, 08/16/49 (e)	1,521
3,025	Series 2016-T2, Class DT2, 4.446%, 08/16/49 (e)	3,022
	Pretium Mortgage Credit Partners I LLC,
1,232	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,232
1,000	Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	985
	Progress Residential Trust,
7,269	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	7,364
1,761	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	1,781
2,566	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	2,581

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	207

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
6,000	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	6,024
2,070	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	2,050
5,867	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	6,024
2,000	Series 2015-SFR3, Class C, 4.327%, 11/12/32 (e)	2,081
1,593	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	1,660
1,350	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	1,397
1,488	Series 2016-SFR1, Class C, VAR, 2.982%, 09/17/33 (e)	1,505
3,098	Series 2016-SFR1, Class E, VAR, 4.332%, 09/17/33 (e)	3,119
	RAMP Trust,
13	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	13
482	Series 2004-RS11, Class M1, VAR, 1.454%, 11/25/34	479
947	Series 2006-RZ1, Class A3, VAR, 0.824%, 03/25/36	939
487	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	228
1,013	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	1,004
287	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	290
97	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.392%, 01/25/36	72
241	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	239
	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
2,200	Series 2015-T2, Class DT2, 4.230%, 01/15/47 (e)	2,200
2,138	Series 2015-T3, Class DT3, 4.430%, 07/15/47 (e)	2,140
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
357	Series 2002-AL1, Class A2, 3.450%, 02/25/32	356
880	Series 2002-AL1, Class A3, 3.450%, 02/25/32	872

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

995	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	990
	U.S. Residential Opportunity Fund III Trust,
1,536	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	1,536
8,905	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	8,897
1,399	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	1,395
260	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	260
280	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	279
	VOLT XIX LLC,
973	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	975
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	390
1,401	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	1,415
1,405	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	1,415
5,939	VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	5,968
1,436	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	1,439
3,211	VOLT XLVIII LLC, Series 2016-NPL8, Class A1, SUB, 3.500%, 07/25/46 (e)	3,209
	VOLT XXII LLC,
843	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	843
583	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	559
1,471	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	1,471
5,193	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	5,190
921	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	891
1,561	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	1,559
1,429	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	1,430
1,187	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,187
1,768	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,768

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,327		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	1,326
2,497		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	2,515
		Westgate Resorts LLC,
232		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	231
3,863		Series 2015-2A, Class A, 3.200%, 07/20/28 (e)	3,855
4,192		Series 2015-2A, Class B, 4.000%, 07/20/28 (e)	4,160
6,939		Series 2016-1A, Class B, 4.500%, 12/20/28 (e)	6,892

		Total Asset-Backed Securities (Cost $257,265)	259,352

Collateralized Mortgage Obligations — 38.6%
		Agency CMO — 31.4%
		Federal Home Loan Mortgage Corp. REMIC,
2		Series 22, Class C, 9.500%, 04/15/20	2
4		Series 23, Class F, 9.600%, 04/15/20	4
2		Series 30, Class D, 9.500%, 02/15/20	2
1		Series 47, Class F, 10.000%, 06/15/20	1
4		Series 77, Class H, 8.500%, 09/15/20	5
—	(h)	Series 81, Class A, 8.125%, 11/15/20	—	(h)
1		Series 84, Class F, 9.200%, 10/15/20	1
1		Series 99, Class Z, 9.500%, 01/15/21	1
—	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
—	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
—	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
—	(h)	Series 204, Class E, HB, IF, 1,787.516%, 05/15/23	1
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
1		Series 1065, Class J, 9.000%, 04/15/21	2
2		Series 1079, Class S, HB, IF, 32.274%, 05/15/21	3
—	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
1		Series 1084, Class F, VAR, 1.458%, 05/15/21	1
1		Series 1084, Class S, HB, IF, 42.941%, 05/15/21	1
2		Series 1133, Class H, 7.000%, 09/15/21	2
7		Series 1144, Class KB, 8.500%, 09/15/21	8

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,137.063%, 01/15/22	1
15		Series 1343, Class LA, 8.000%, 08/15/22	17
8		Series 1343, Class LB, 7.500%, 08/15/22	9
23		Series 1374, Class Z, 7.000%, 10/15/22	25
7		Series 1395, Class G, 6.000%, 10/15/22	8
58		Series 1401, Class J, 7.000%, 10/15/22	63
92		Series 1466, Class PZ, 7.500%, 02/15/23	102
3		Series 1470, Class F, VAR, 1.690%, 02/15/23	3
3		Series 1505, Class QB, IF, 19.582%, 05/15/23	4
26		Series 1518, Class G, IF, 8.591%, 05/15/23	30
16		Series 1526, Class L, 6.500%, 06/15/23	18
28		Series 1541, Class O, VAR, 0.840%, 07/15/23	28
269		Series 1552, Class IA, IF, 18.568%, 08/15/23	382
7		Series 1570, Class F, VAR, 2.190%, 08/15/23	7
18		Series 1570, Class SA, HB, IF, 23.980%, 08/15/23	27
75		Series 1578, Class K, 6.900%, 09/15/23	82
8		Series 1578, Class V, IO, 7.000%, 09/15/23	1
151		Series 1591, Class PV, 6.250%, 10/15/23	166
15		Series 1602, Class SA, HB, IF, 21.100%, 10/15/23	22
192		Series 1628, Class LZ, 6.500%, 12/15/23	210
189		Series 1638, Class H, 6.500%, 12/15/23	216
140		Series 1644, Class K, 6.750%, 12/15/23	154
240		Series 1658, Class GZ, 7.000%, 01/15/24	268
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	9
108		Series 1677, Class Z, 7.500%, 07/15/23	120
5		Series 1686, Class SH, IF, 18.095%, 02/15/24	8
96		Series 1695, Class EB, 7.000%, 03/15/24	107
13		Series 1699, Class FC, VAR, 1.108%, 03/15/24	13
22		Series 1745, Class D, 7.500%, 08/15/24	25
345		Series 1760, Class ZD, VAR, 1.080%, 02/15/24	344
39		Series 1798, Class F, 5.000%, 05/15/23	42
2		Series 1807, Class G, 9.000%, 10/15/20	2
310		Series 1813, Class I, PO, 11/15/23	295

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	209

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,198	Series 1813, Class J, IF, IO, 5.500%, 11/15/23	133
62	Series 1829, Class ZB, 6.500%, 03/15/26	68
113	Series 1863, Class Z, 6.500%, 07/15/26	130
6	Series 1865, Class D, PO, 02/15/24	6
51	Series 1899, Class ZE, 8.000%, 09/15/26	58
43	Series 1963, Class Z, 7.500%, 01/15/27	49
15	Series 1985, Class PR, IO, 8.000%, 07/15/27	2
19	Series 1987, Class PE, 7.500%, 09/15/27	21
150	Series 2033, Class J, 5.600%, 06/15/23	160
8	Series 2033, Class SN, HB, IF, 28.332%, 03/15/24	4
11	Series 2038, Class PN, IO, 7.000%, 03/15/28	2
105	Series 2040, Class PE, 7.500%, 03/15/28	120
10	Series 2042, Class T, 7.000%, 03/15/28	11
38	Series 2060, Class Z, 6.500%, 05/15/28	44
84	Series 2061, Class DC, IO, 6.500%, 06/15/28	9
8,230	Series 2065, Class PX, IO, 0.750%, 08/17/27	177
236	Series 2075, Class PH, 6.500%, 08/15/28	262
37	Series 2086, Class GB, 6.000%, 09/15/28	42
18	Series 2089, Class PJ, IO, 7.000%, 10/15/28	2
153	Series 2110, Class PG, 6.000%, 01/15/29	176
210	Series 2111, Class SB, IF, IO, 6.992%, 01/15/29	38
55	Series 2125, Class JZ, 6.000%, 02/15/29	61
134	Series 2130, Class QS, 6.000%, 03/15/29	153
25	Series 2132, Class SB, HB, IF, 28.410%, 03/15/29	44
37	Series 2132, Class ZL, 6.500%, 03/15/29	41
5	Series 2141, Class IO, IO, 7.000%, 04/15/29	1
17	Series 2163, Class PC, IO, 7.500%, 06/15/29	2
33	Series 2178, Class PB, 7.000%, 08/15/29	38
54	Series 2201, Class C, 8.000%, 11/15/29	62
5	Series 2204, Class GB, VAR, 8.000%, 12/20/29	5
202	Series 2209, Class TC, 8.000%, 01/15/30	243
107	Series 2210, Class Z, 8.000%, 01/15/30	124
27	Series 2224, Class CB, 8.000%, 03/15/30	32
22	Series 2247, Class Z, 7.500%, 08/15/30	26
191	Series 2254, Class Z, 9.000%, 09/15/30	228

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
106		Series 2256, Class MC, 7.250%, 09/15/30	123
126		Series 2259, Class ZM, 7.000%, 10/15/30	144
170		Series 2271, Class PC, 7.250%, 12/15/30	196
66		Series 2283, Class K, 6.500%, 12/15/23	73
43		Series 2296, Class PD, 7.000%, 03/15/31	50
707		Series 2303, Class ZD, 7.000%, 04/15/31	838
328		Series 2303, Class ZN, 8.500%, 04/15/29	385
19		Series 2306, Class K, PO, 05/15/24	18
47		Series 2306, Class SE, IF, IO, 9.020%, 05/15/24	9
306		Series 2344, Class ZD, 6.500%, 08/15/31	363
31		Series 2344, Class ZJ, 6.500%, 08/15/31	36
24		Series 2345, Class NE, 6.500%, 08/15/31	28
32		Series 2347, Class VP, 6.500%, 03/15/20	34
—	(h)	Series 2353, Class TD, 6.000%, 09/15/16	—	(h)
—	(h)	Series 2355, Class BP, 6.000%, 09/15/16	—	(h)
—	(h)	Series 2358, Class PD, 6.000%, 09/15/16	—	(h)
—	(h)	Series 2359, Class PM, 6.000%, 09/15/16	—	(h)
114		Series 2359, Class ZB, 8.500%, 06/15/31	134
—	(h)	Series 2360, Class PG, 6.000%, 09/15/16	—	(h)
—	(h)	Series 2366, Class MD, 6.000%, 10/15/16	—	(h)
501		Series 2367, Class ZK, 6.000%, 10/15/31	574
10		Series 2368, Class AS, IF, 19.610%, 10/15/31	14
24		Series 2372, Class F, VAR, 1.008%, 10/15/31	24
25		Series 2383, Class FD, VAR, 1.008%, 11/15/31	25
39		Series 2388, Class UZ, 8.500%, 06/15/31	46
3		Series 2391, Class QR, 5.500%, 12/15/16	3
1		Series 2394, Class MC, 6.000%, 12/15/16	1
374		Series 2399, Class TH, 6.500%, 01/15/32	418
80		Series 2410, Class OE, 6.375%, 02/15/32	88
80		Series 2410, Class QS, IF, 18.180%, 02/15/32	126
61		Series 2410, Class QX, IF, IO, 8.142%, 02/15/32	18
91		Series 2423, Class MC, 7.000%, 03/15/32	105
115		Series 2423, Class MT, 7.000%, 03/15/32	133
7		Series 2425, Class OB, 6.000%, 03/15/17	7
1,229		Series 2431, Class F, VAR, 1.008%, 03/15/32	1,234
180		Series 2433, Class SA, IF, 19.610%, 02/15/32	281
130		Series 2434, Class TC, 7.000%, 04/15/32	152
204		Series 2436, Class MC, 7.000%, 04/15/32	229

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
70		Series 2444, Class ES, IF, IO, 7.442%, 03/15/32	19
80		Series 2450, Class GZ, 7.000%, 05/15/32	92
79		Series 2450, Class SW, IF, IO, 7.492%, 03/15/32	20
—	(h)	Series 2458, Class QE, 5.500%, 06/15/17	—	(h)
147		Series 2462, Class NB, 6.500%, 06/15/22	161
278		Series 2464, Class FE, VAR, 1.508%, 03/15/32	285
21		Series 2470, Class SL, IF, 9.000%, 01/15/27	23
855		Series 2494, Class SX, IF, IO, 6.492%, 02/15/32	152
267		Series 2513, Class ZC, 5.500%, 10/15/32	302
152		Series 2517, Class Z, 5.500%, 10/15/32	165
72		Series 2535, Class BK, 5.500%, 12/15/22	78
28		Series 2549, Class ZG, 5.000%, 01/15/18	28
1,519		Series 2552, Class FP, VAR, 1.508%, 01/15/33	1,551
989		Series 2557, Class HL, 5.300%, 01/15/33	1,099
46		Series 2571, Class SK, HB, IF, 32.311%, 09/15/23	79
284		Series 2586, Class WI, IO, 6.500%, 03/15/33	48
57		Series 2611, Class SQ, IF, 11.985%, 05/15/33	72
68		Series 2611, Class UH, 4.500%, 05/15/18	69
89		Series 2626, Class NS, IF, IO, 6.042%, 06/15/23	4
47		Series 2631, Class SA, IF, 13.919%, 06/15/33	65
95		Series 2637, Class SA, IF, IO, 5.592%, 06/15/18	3
235		Series 2641, Class WI, IO, 5.000%, 01/15/33	6
101		Series 2650, Class PO, PO, 12/15/32	100
282		Series 2650, Class SO, PO, 12/15/32	275
88		Series 2671, Class S, IF, 13.828%, 09/15/33	116
135		Series 2692, Class SC, IF, 12.271%, 07/15/33	154
53		Series 2694, Class BA, 4.000%, 06/15/31	55
348		Series 2720, Class PC, 5.000%, 12/15/23	377
1,987		Series 2722, Class PF, VAR, 1.108%, 12/15/33	1,997
293		Series 2725, Class SC, IF, 8.334%, 11/15/33	314

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
118	Series 2744, Class TU, 5.500%, 05/15/32	120
102	Series 2756, Class NA, 5.000%, 02/15/24	110
12	Series 2780, Class JG, 4.500%, 04/15/19	12
247	Series 2802, Class ZY, 6.000%, 05/15/34	274
104	Series 2835, Class QO, PO, 12/15/32	95
34	Series 2877, Class KO, PO, 03/15/19	33
474	Series 2934, Class EC, PO, 02/15/20	464
493	Series 2934, Class HI, IO, 5.000%, 02/15/20	30
284	Series 2934, Class KI, IO, 5.000%, 02/15/20	15
79	Series 2945, Class SA, IF, 11.380%, 03/15/20	85
9,979	Series 2949, Class YZ, 5.500%, 03/15/35	11,049
137	Series 2967, Class JI, IO, 5.000%, 04/15/20	9
71	Series 2967, Class S, HB, IF, 31.033%, 04/15/25	108
13	Series 2989, Class PO, PO, 06/15/23	13
152	Series 2990, Class SL, HB, IF, 22.632%, 06/15/34	210
16	Series 2990, Class WP, IF, 15.718%, 06/15/35	19
391	Series 2994, Class FC, VAR, 0.908%, 02/15/33	391
131	Series 3022, Class SX, IF, 15.606%, 08/15/25	168
1,470	Series 3035, Class Z, 5.850%, 09/15/35	1,607
237	Series 3068, Class QB, 4.500%, 06/15/20	242
352	Series 3077, Class TO, PO, 04/15/35	322
247	Series 3117, Class EO, PO, 02/15/36	227
396	Series 3117, Class OG, PO, 02/15/36	373
248	Series 3117, Class OK, PO, 02/15/36	219
69	Series 3122, Class OH, PO, 03/15/36	65
20	Series 3122, Class ZB, 6.000%, 03/15/36	27
41	Series 3134, Class PO, PO, 03/15/36	38
1,553	Series 3137, Class XP, 6.000%, 04/15/36	1,798
172	Series 3138, Class PO, PO, 04/15/36	157
495	Series 3143, Class BC, 5.500%, 02/15/36	555
61	Series 3149, Class SO, PO, 05/15/36	56
362	Series 3151, Class PO, PO, 05/15/36	349
445	Series 3152, Class MO, PO, 03/15/36	423
233	Series 3153, Class EO, PO, 05/15/36	207
287	Series 3171, Class MO, PO, 06/15/36	272
181	Series 3179, Class OA, PO, 07/15/36	170
108	Series 3194, Class SA, IF, IO, 6.592%, 07/15/36	12

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	211

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
302	Series 3200, Class PO, PO, 08/15/36	277
408	Series 3210, Class PO, PO, 05/15/36	396
249	Series 3219, Class DI, IO, 6.000%, 04/15/36	44
257	Series 3232, Class ST, IF, IO, 6.192%, 10/15/36	46
507	Series 3237, Class AO, PO, 11/15/36	462
130	Series 3253, Class PO, PO, 12/15/21	127
222	Series 3260, Class CS, IF, IO, 5.632%, 01/15/37	31
106	Series 3262, Class SG, IF, IO, 5.892%, 01/15/37	14
114	Series 3274, Class JO, PO, 02/15/37	107
153	Series 3274, Class MO, PO, 02/15/37	146
80	Series 3275, Class FL, VAR, 0.948%, 02/15/37	80
2,380	Series 3282, Class YD, 5.500%, 02/15/22	2,559
57	Series 3288, Class GS, IF, 0.560%, 03/15/37	56
558	Series 3290, Class SB, IF, IO, 5.942%, 03/15/37	90
144	Series 3305, Class MB, IF, 2.988%, 07/15/34	153
101	Series 3316, Class JO, PO, 05/15/37	96
2,947	Series 3318, Class BT, VAR, 7.000%, 05/15/34	3,445
1,978	Series 3322, Class NS, VAR, 7.000%, 05/15/37	2,364
99	Series 3371, Class FA, VAR, 1.108%, 09/15/37	100
303	Series 3373, Class TO, PO, 04/15/37	289
411	Series 3385, Class SN, IF, IO, 5.492%, 11/15/37	55
421	Series 3387, Class SA, IF, IO, 5.912%, 11/15/37	70
294	Series 3393, Class JO, PO, 09/15/32	274
583	Series 3404, Class SC, IF, IO, 5.492%, 01/15/38	87
2,519	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	31
143	Series 3422, Class LI, IO, 5.000%, 02/15/23	6
221	Series 3451, Class SA, IF, IO, 5.542%, 05/15/38	30
284	Series 3461, Class LZ, 6.000%, 06/15/38	323
864	Series 3481, Class SJ, IF, IO, 5.342%, 08/15/38	104
186	Series 3511, Class IO, IO, 5.000%, 12/15/21	11

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
214	Series 3511, Class SA, IF, IO, 5.492%, 02/15/39	38
662	Series 3531, Class SA, IF, IO, 5.792%, 05/15/39	81
1,091	Series 3537, Class MI, IO, 5.000%, 06/15/38	137
147	Series 3546, Class A, VAR, 2.261%, 02/15/39	150
216	Series 3549, Class FA, VAR, 1.708%, 07/15/39	219
966	Series 3572, Class JS, IF, IO, 6.292%, 09/15/39	144
356	Series 3604, Class PO, PO, 05/15/36	339
376	Series 3607, Class AO, PO, 04/15/36	358
376	Series 3607, Class BO, PO, 04/15/36	358
827	Series 3607, Class PO, PO, 05/15/37	741
435	Series 3611, Class PO, PO, 07/15/34	415
1,700	Series 3614, Class QB, 4.000%, 12/15/24	1,884
433	Series 3621, Class BO, PO, 01/15/40	398
573	Series 3621, Class PO, PO, 01/15/40	526
577	Series 3623, Class LO, PO, 01/15/40	554
1,343	Series 3632, Class BS, IF, 15.808%, 02/15/40	1,988
5,900	Series 3659, Class VG, 5.000%, 09/15/34	6,602
346	Series 3688, Class CU, VAR, 6.729%, 11/15/21	363
2,027	Series 3688, Class NI, IO, 5.000%, 04/15/32	127
2,248	Series 3704, Class DT, 7.500%, 11/15/36	2,684
1,709	Series 3704, Class ET, 7.500%, 12/15/36	2,096
2,989	Series 3714, Class IP, IO, 5.000%, 08/15/40	389
909	Series 3739, Class LI, IO, 4.000%, 03/15/34	11
1,772	Series 3740, Class SC, IF, IO, 5.492%, 10/15/40	302
2,373	Series 3747, Class CY, 4.500%, 10/15/40	2,811
1,500	Series 3747, Class PY, 4.000%, 10/15/40	1,683
1,719	Series 3759, Class HI, IO, 4.000%, 08/15/37	70
981	Series 3760, Class GI, IO, 4.000%, 10/15/37	31
1,500	Series 3770, Class PY, 5.000%, 12/15/40	1,846
375	Series 3789, Class EZ, 4.000%, 11/15/40	386
1,882	Series 3795, Class EI, IO, 5.000%, 10/15/39	296
303	Series 3852, Class QN, IF, 5.500%, 05/15/41	334

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
531		Series 3852, Class TP, IF, 5.500%, 05/15/41	572
2,599		Series 3860, Class PZ, 5.000%, 05/15/41	3,285
519		Series 3895, Class WA, VAR, 5.703%, 10/15/38	587
2,296		Series 3966, Class BF, VAR, 1.008%, 10/15/40	2,308
3,669		Series 3966, Class NA, 4.000%, 12/15/41	3,971
2,213		Series 3998, Class GF, VAR, 0.958%, 05/15/36	2,222
1,000		Series 4015, Class MY, 3.500%, 03/15/42	1,071
3,852		Series 4048, Class FJ, VAR, 0.867%, 07/15/37	3,799
497		Series 4126, Class JB, 2.500%, 11/15/42	496
1,000		Series 4177, Class MQ, 2.500%, 03/15/43	992
2,989		Series 4280, Class EO, PO, 12/15/43	2,710
3,052		Series 4281, Class OB, PO, 12/15/43	2,604
4,600		Series 4580, Class PT, VAR, 7.139%, 08/15/39	5,305
		Federal Home Loan Mortgage Corp. STRIPS,
—	(h)	Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
—	(h)	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
3		Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
1,050		Series 191, Class IO, IO, 8.000%, 01/01/28	246
437		Series 197, Class PO, PO, 04/01/28	386
547		Series 233, Class 11, IO, 5.000%, 09/15/35	80
315		Series 233, Class 12, IO, 5.000%, 09/15/35	48
740		Series 233, Class 13, IO, 5.000%, 09/15/35	111
1,056		Series 239, Class S30, IF, IO, 7.192%, 08/15/36	191
178		Series 243, Class 16, IO, 4.500%, 11/15/20	8
311		Series 243, Class 17, IO, 4.500%, 12/15/20	15
25,528		Series 262, Class 35, 3.500%, 07/15/42	27,165
1,431		Series 299, Class 300, 3.000%, 01/15/43	1,489
3,009		Series 310, Class PO, PO, 09/15/43	2,624
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
272		Series T-41, Class 3A, VAR, 5.853%, 07/25/32	290
987		Series T-42, Class A5, 7.500%, 02/25/42	1,182
60		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	72
71		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	88
1,644		Series T-54, Class 2A, 6.500%, 02/25/43	1,980
799		Series T-54, Class 3A, 7.000%, 02/25/43	960

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,466	Series T-56, Class A5, 5.231%, 05/25/43	1,640
133	Series T-58, Class APO, PO, 09/25/43	116
129	Series T-59, Class 1AP, PO, 10/25/43	109
1,871	Series T-62, Class 1A1, VAR, 1.689%, 10/25/44	1,908
3,893	Series T-76, Class 2A, VAR, 1.665%, 10/25/37	4,097
	Federal National Mortgage Association - ACES,
3,407	Series 2010-M1, Class A2, 4.450%, 09/25/19	3,680
4,578	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	4,933
9,480	Series 2011-M2, Class A3, 3.764%, 04/25/21	10,299
5,000	Series 2011-M4, Class A2, 3.726%, 06/25/21	5,435
4,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	4,134
2,500	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,717
1,640	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	1,747
2,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	2,088
2,419	Series 2015-M2, Class A3, VAR, 3.150%, 12/25/24	2,566
3,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	3,138
1,230	Series 2015-M7, Class A2, 2.590%, 12/25/24	1,274
7,777	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	8,322
3,091	Series 2015-M13, Class A2, VAR, 2.801%, 06/25/25	3,239
5,000	Series 2016-M2, Class AV2, 2.152%, 01/25/23	5,094
4,500	Series 2016-M6, Class A2, 2.488%, 05/25/26	4,624
	Federal National Mortgage Association Grantor Trust,
615	Series 2001-T7, Class A1, 7.500%, 02/25/41	741
25	Series 2001-T10, Class PO, PO, 12/25/41	23
474	Series 2001-T12, Class A2, 7.500%, 08/25/41	584
259	Series 2002-T4, Class A2, 7.000%, 12/25/41	301

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	213

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
631		Series 2002-T4, Class A3, 7.500%, 12/25/41	738
208		Series 2002-T16, Class A2, 7.000%, 07/25/42	249
412		Series 2002-T19, Class A2, 7.000%, 07/25/42	497
509		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	589
384		Series 2004-T3, Class PT1, VAR, 9.140%, 01/25/44	347
3,229		Federal National Mortgage Association Interest STRIPS, Series 373, Class 1, PO, 07/25/36	2,921
		Federal National Mortgage Association REMIC,
9		Series 1988-7, Class Z, 9.250%, 04/25/18	9
1		Series 1988-11, Class D, PO, 05/25/18	1
36		Series 1988-21, Class G, 9.500%, 08/25/18	37
—	(h)	Series 1989-21, Class G, 10.450%, 04/25/19	—	(h)
3		Series 1989-27, Class Y, 6.900%, 06/25/19	3
3		Series 1989-70, Class G, 8.000%, 10/25/19	3
2		Series 1989-78, Class H, 9.400%, 11/25/19	2
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
13		Series 1990-102, Class J, 6.500%, 08/25/20	13
1		Series 1990-134, Class SC, HB, IF, 20.813%, 11/25/20	2
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
46		Series 1991-44, Class G, 8.500%, 05/25/21	50
—	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	—	(h)
3		Series 1992-101, Class J, 7.500%, 06/25/22	4
77		Series 1993-25, Class J, 7.500%, 03/25/23	85
39		Series 1993-27, Class S, IF, 8.965%, 02/25/23	46
14		Series 1993-31, Class K, 7.500%, 03/25/23	16
160		Series 1993-54, Class Z, 7.000%, 04/25/23	176
9		Series 1993-62, Class SA, IF, 18.923%, 04/25/23	12
8		Series 1993-97, Class FA, VAR, 1.774%, 05/25/23	9
1		Series 1993-108, Class D, PO, 02/25/23	1

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
21	Series 1993-162, Class F, VAR, 1.474%, 08/25/23	21
3	Series 1993-165, Class SD, IF, 13.393%, 09/25/23	4
34	Series 1993-179, Class SB, HB, IF, 26.731%, 10/25/23	54
6	Series 1993-228, Class G, PO, 09/25/23	6
6	Series 1993-230, Class FA, VAR, 1.124%, 12/25/23	6
448	Series 1994-26, Class J, PO, 01/25/24	423
47	Series 1994-37, Class L, 6.500%, 03/25/24	52
16	Series 1995-2, Class Z, 8.500%, 01/25/25	18
104	Series 1996-14, Class SE, IF, IO, 9.170%, 08/25/23	23
4	Series 1996-59, Class J, 6.500%, 08/25/22	4
29	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	1
11	Series 1997-24, Class Z, 8.000%, 04/18/27	13
10	Series 1997-27, Class J, 7.500%, 04/18/27	11
250	Series 1997-46, Class Z, 7.500%, 06/17/27	285
9	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	1
582	Series 1998-30, Class ZA, 6.500%, 05/20/28	653
92	Series 1998-36, Class ZB, 6.000%, 07/18/28	105
64	Series 1998-43, Class SA, IF, IO, 19.057%, 04/25/23	25
38	Series 1999-57, Class Z, 7.500%, 12/25/19	40
65	Series 1999-62, Class PB, 7.500%, 12/18/29	76
206	Series 2000-18, Class EC, PO, 10/25/23	198
10	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	2
497	Series 2001-4, Class ZA, 6.500%, 03/25/31	584
49	Series 2001-7, Class PF, 7.000%, 03/25/31	56
62	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	12
94	Series 2001-36, Class DE, 7.000%, 08/25/31	110
232	Series 2001-38, Class FB, VAR, 1.024%, 08/25/31	232
42	Series 2001-44, Class PD, 7.000%, 09/25/31	47
88	Series 2001-44, Class PU, 7.000%, 09/25/31	101
122	Series 2001-49, Class LZ, 8.500%, 07/25/31	143

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
451	Series 2001-53, Class FX, VAR, 0.874%, 10/25/31	451
243	Series 2001-61, Class Z, 7.000%, 11/25/31	276
29	Series 2001-72, Class SX, IF, 16.245%, 12/25/31	41
1	Series 2001-74, Class MB, 6.000%, 12/25/16	1
25	Series 2002-1, Class SA, HB, IF, 23.483%, 02/25/32	44
47	Series 2002-1, Class UD, HB, IF, 22.665%, 12/25/23	71
171	Series 2002-7, Class FD, VAR, 1.224%, 04/25/29	174
3	Series 2002-9, Class ST, IF, 18.061%, 03/25/17	3
348	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	18
19	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	25
1	Series 2002-19, Class PE, 6.000%, 04/25/17	1
457	Series 2002-30, Class Z, 6.000%, 05/25/32	524
28	Series 2002-37, Class Z, 6.500%, 06/25/32	32
938	Series 2002-50, Class ZA, 6.000%, 05/25/31	1,024
584	Series 2002-60, Class FA, VAR, 1.274%, 02/25/31	595
584	Series 2002-60, Class FB, VAR, 1.274%, 02/25/31	595
43	Series 2002-62, Class ZE, 5.500%, 11/25/17	44
21	Series 2002-63, Class KC, 5.000%, 10/25/17	22
16	Series 2002-63, Class LB, 5.500%, 10/25/17	17
69	Series 2002-77, Class S, IF, 13.522%, 12/25/32	84
1,140	Series 2003-2, Class F, VAR, 1.274%, 02/25/33	1,160
351	Series 2003-7, Class A1, 6.500%, 12/25/42	406
709	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	103
842	Series 2003-22, Class UD, 4.000%, 04/25/33	904
246	Series 2003-26, Class XS, IF, IO, 6.526%, 03/25/23	13
977	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	178

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
44	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	10
1,219	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	293
26	Series 2003-52, Class SX, HB, IF, 21.377%, 10/25/31	38
472	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	78
27	Series 2003-74, Class SH, IF, 9.226%, 08/25/33	32
103	Series 2003-80, Class SY, IF, IO, 7.126%, 06/25/23	3
451	Series 2003-86, Class ZA, 5.500%, 09/25/33	504
73	Series 2003-91, Class SD, IF, 11.626%, 09/25/33	89
2,710	Series 2003-105, Class AZ, 5.500%, 10/25/33	3,086
8	Series 2003-106, Class PO, PO, 08/25/17	8
525	Series 2003-116, Class SB, IF, IO, 7.076%, 11/25/33	117
2,780	Series 2003-122, Class ZJ, 6.000%, 12/25/33	3,259
53	Series 2003-130, Class SX, IF, 10.733%, 01/25/34	66
75	Series 2003-131, Class SK, IF, 15.151%, 01/25/34	94
65	Series 2003-132, Class OA, PO, 08/25/33	62
145	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	14
460	Series 2004-4, Class QI, IF, IO, 6.576%, 06/25/33	47
115	Series 2004-4, Class QM, IF, 13.151%, 06/25/33	142
200	Series 2004-10, Class SC, HB, IF, 26.502%, 02/25/34	242
660	Series 2004-17, Class H, 5.500%, 04/25/34	740
267	Series 2004-25, Class SA, IF, 18.083%, 04/25/34	398
917	Series 2004-28, Class PF, VAR, 0.924%, 03/25/34	918
332	Series 2004-36, Class SA, IF, 18.083%, 05/25/34	512
59	Series 2004-36, Class SN, IF, 13.151%, 07/25/33	66
367	Series 2004-46, Class EP, PO, 03/25/34	345
155	Series 2004-46, Class QB, HB, IF, 21.902%, 05/25/34	235

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	215

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
114	Series 2004-46, Class SK, IF, 15.058%, 05/25/34	150
3,667	Series 2004-50, Class VZ, 5.500%, 07/25/34	4,088
45	Series 2004-51, Class SY, IF, 13.191%, 07/25/34	60
292	Series 2004-53, Class NC, 5.500%, 07/25/24	317
145	Series 2004-59, Class BG, PO, 12/25/32	137
2,421	Series 2004-61, Class FH, VAR, 1.324%, 11/25/32	2,475
97	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	116
398	Series 2004-87, Class F, VAR, 1.274%, 01/25/34	406
1,021	Series 2005-7, Class LO, PO, 02/25/35	936
194	Series 2005-13, Class FL, VAR, 0.924%, 03/25/35	194
142	Series 2005-15, Class MO, PO, 03/25/35	140
15,500	Series 2005-19, Class PB, 5.500%, 03/25/35	18,820
26	Series 2005-52, Class PA, 6.500%, 06/25/35	27
671	Series 2005-56, Class S, IF, IO, 6.186%, 07/25/35	130
208	Series 2005-66, Class SG, IF, 16.064%, 07/25/35	308
757	Series 2005-66, Class SV, IF, IO, 6.226%, 07/25/35	139
365	Series 2005-67, Class HG, 5.500%, 01/25/35	384
687	Series 2005-68, Class PG, 5.500%, 08/25/35	778
175	Series 2005-73, Class PS, IF, 15.389%, 08/25/35	246
592	Series 2005-74, Class SK, IF, 18.688%, 05/25/35	839
458	Series 2005-84, Class XM, 5.750%, 10/25/35	500
142	Series 2005-90, Class AO, PO, 10/25/35	136
686	Series 2005-90, Class ES, IF, 15.564%, 10/25/35	926
399	Series 2005-90, Class PO, PO, 09/25/35	383
475	Series 2005-103, Class SC, IF, 10.292%, 07/25/35	566
451	Series 2005-106, Class US, HB, IF, 22.644%, 11/25/35	696

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
3,278	Series 2006-8, Class WN, IF, IO, 6.176%, 03/25/36	694
894	Series 2006-8, Class WQ, PO, 03/25/36	783
62	Series 2006-15, Class OT, PO, 01/25/36	61
530	Series 2006-16, Class HZ, 5.500%, 03/25/36	569
195	Series 2006-23, Class KO, PO, 04/25/36	177
492	Series 2006-27, Class OH, PO, 04/25/36	462
403	Series 2006-44, Class GO, PO, 06/25/36	381
975	Series 2006-44, Class P, PO, 12/25/33	930
225	Series 2006-50, Class JO, PO, 06/25/36	215
333	Series 2006-50, Class PS, PO, 06/25/36	318
636	Series 2006-53, Class US, IF, IO, 6.056%, 06/25/36	91
1,064	Series 2006-56, Class FT, VAR, 1.274%, 07/25/36	1,171
145	Series 2006-58, Class AP, PO, 07/25/36	138
417	Series 2006-58, Class PO, PO, 07/25/36	397
194	Series 2006-59, Class QO, PO, 01/25/33	190
190	Series 2006-60, Class DO, PO, 04/25/35	182
555	Series 2006-63, Class ZH, 6.500%, 07/25/36	653
163	Series 2006-65, Class QO, PO, 07/25/36	150
289	Series 2006-72, Class GO, PO, 08/25/36	274
149	Series 2006-72, Class HO, PO, 08/25/26	144
192	Series 2006-72, Class TO, PO, 08/25/36	185
1,915	Series 2006-77, Class PC, 6.500%, 08/25/36	2,213
449	Series 2006-78, Class BZ, 6.500%, 08/25/36	509
268	Series 2006-79, Class DO, PO, 08/25/36	253
325	Series 2006-86, Class OB, PO, 09/25/36	313
333	Series 2006-90, Class AO, PO, 09/25/36	314
1,715	Series 2006-94, Class GI, IF, IO, 6.126%, 10/25/26	265
72	Series 2006-94, Class GK, HB, IF, 30.628%, 10/25/26	122
2,015	Series 2006-105, Class ME, 5.500%, 11/25/36	2,275
211	Series 2006-110, Class PO, PO, 11/25/36	202
109	Series 2006-111, Class EO, PO, 11/25/36	104
241	Series 2006-113, Class PO, PO, 07/25/36	235
392	Series 2006-115, Class OK, PO, 12/25/36	359
488	Series 2006-117, Class GS, IF, IO, 6.126%, 12/25/36	54
283	Series 2006-118, Class A2, VAR, 0.584%, 12/25/36	282

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
115	Series 2006-119, Class PO, PO, 12/25/36	109
693	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	146
481	Series 2006-120, Class PF, VAR, 0.774%, 12/25/36	479
686	Series 2006-126, Class AO, PO, 01/25/37	657
672	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	112
33	Series 2007-1, Class SD, HB, IF, 35.854%, 02/25/37	83
254	Series 2007-7, Class SG, IF, IO, 5.976%, 08/25/36	71
1,094	Series 2007-14, Class ES, IF, IO, 5.916%, 03/25/37	193
243	Series 2007-14, Class OP, PO, 03/25/37	223
110	Series 2007-15, Class NO, PO, 03/25/22	107
220	Series 2007-16, Class FC, VAR, 1.274%, 03/25/37	223
1,226	Series 2007-18, Class MZ, 6.000%, 03/25/37	1,343
186	Series 2007-22, Class SC, IF, IO, 5.556%, 03/25/37	32
86	Series 2007-39, Class EF, VAR, 0.774%, 05/25/37	86
3,402	Series 2007-46, Class ZK, 5.500%, 05/25/37	3,588
380	Series 2007-54, Class FA, VAR, 0.924%, 06/25/37	380
1,182	Series 2007-54, Class WI, IF, IO, 5.576%, 06/25/37	220
717	Series 2007-60, Class AX, IF, IO, 6.626%, 07/25/37	168
395	Series 2007-64, Class FB, VAR, 0.894%, 07/25/37	395
704	Series 2007-65, Class KI, IF, IO, 6.096%, 07/25/37	91
2,087	Series 2007-72, Class EK, IF, IO, 5.876%, 07/25/37	361
1,373	Series 2007-76, Class ZG, 6.000%, 08/25/37	1,538
337	Series 2007-78, Class CB, 6.000%, 08/25/37	380
74	Series 2007-79, Class SB, HB, IF, 22.094%, 08/25/37	113
312	Series 2007-88, Class VI, IF, IO, 6.016%, 09/25/37	65
1,034	Series 2007-91, Class ES, IF, IO, 5.936%, 10/25/37	154

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
958	Series 2007-100, Class SM, IF, IO, 5.926%, 10/25/37	171
992	Series 2007-101, Class A2, VAR, 0.774%, 06/27/36	969
197	Series 2007-106, Class A7, VAR, 6.150%, 10/25/37	220
1,898	Series 2007-112, Class SA, IF, IO, 5.926%, 12/25/37	383
1,898	Series 2007-114, Class A6, VAR, 0.724%, 10/27/37	1,894
2,495	Series 2007-116, Class HI, IO, VAR, 1.641%, 01/25/38	178
812	Series 2008-1, Class BI, IF, IO, 5.386%, 02/25/38	134
282	Series 2008-10, Class XI, IF, IO, 5.706%, 03/25/38	41
1,319	Series 2008-12, Class CO, PO, 03/25/38	1,212
438	Series 2008-16, Class IS, IF, IO, 5.676%, 03/25/38	71
206	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	7
576	Series 2008-20, Class SA, IF, IO, 6.466%, 03/25/38	110
213	Series 2008-27, Class SN, IF, IO, 6.376%, 04/25/38	35
153	Series 2008-32, Class SA, IF, IO, 6.326%, 04/25/38	25
573	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	—	(h)
51	Series 2008-44, Class PO, PO, 05/25/38	48
447	Series 2008-47, Class SI, IF, IO, 5.976%, 06/25/23	38
316	Series 2008-53, Class CI, IF, IO, 6.676%, 07/25/38	59
178	Series 2008-76, Class GF, VAR, 1.174%, 09/25/23	178
81	Series 2008-80, Class GP, 6.250%, 09/25/38	92
610	Series 2008-80, Class SA, IF, IO, 5.326%, 09/25/38	87
303	Series 2008-81, Class SB, IF, IO, 5.326%, 09/25/38	46
116	Series 2009-4, Class BD, 4.500%, 02/25/39	123
284	Series 2009-6, Class GS, IF, IO, 6.026%, 02/25/39	59
502	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	32

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	217

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
275	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	11
636	Series 2009-17, Class QS, IF, IO, 6.126%, 03/25/39	93
1,981	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	297
120	Series 2009-47, Class MT, 7.000%, 07/25/39	133
752	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	97
485	Series 2009-62, Class HJ, 6.000%, 05/25/39	538
84	Series 2009-63, Class P, 5.000%, 03/25/37	92
263	Series 2009-69, Class PO, PO, 09/25/39	250
78	Series 2009-79, Class UA, 7.000%, 03/25/38	88
394	Series 2009-84, Class WS, IF, IO, 5.376%, 10/25/39	48
493	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	71
1,095	Series 2009-86, Class OT, PO, 10/25/37	998
538	Series 2009-92, Class AD, 6.000%, 11/25/39	601
291	Series 2009-99, Class SC, IF, IO, 5.656%, 12/25/39	43
782	Series 2009-99, Class WA, VAR, 6.295%, 12/25/39	898
2,919	Series 2009-103, Class MB, VAR, 2.800%, 12/25/39	3,078
657	Series 2009-112, Class ST, IF, IO, 5.726%, 01/25/40	113
502	Series 2009-113, Class FB, VAR, 1.074%, 01/25/40	505
2,149	Series 2010-1, Class WA, VAR, 6.218%, 02/25/40	2,479
1,482	Series 2010-16, Class WA, VAR, 6.443%, 03/25/40	1,737
2,909	Series 2010-16, Class WB, VAR, 6.239%, 03/25/40	3,360
553	Series 2010-23, Class KS, IF, IO, 6.576%, 02/25/40	73
638	Series 2010-35, Class SB, IF, IO, 5.896%, 04/25/40	86
334	Series 2010-39, Class OT, PO, 10/25/35	316
642	Series 2010-40, Class FJ, VAR, 1.124%, 04/25/40	647
274	Series 2010-42, Class S, IF, IO, 5.876%, 05/25/40	47

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
981	Series 2010-43, Class FD, VAR, 1.124%, 05/25/40	989
907	Series 2010-49, Class SC, IF, 11.611%, 03/25/40	1,164
681	Series 2010-61, Class WA, VAR, 5.949%, 06/25/40	780
2,864	Series 2010-68, Class SA, IF, IO, 4.476%, 07/25/40	359
1,085	Series 2010-103, Class ME, 4.000%, 09/25/40	1,171
1,676	Series 2010-103, Class SB, IF, IO, 5.576%, 11/25/49	226
2,000	Series 2010-111, Class AM, 5.500%, 10/25/40	2,357
245	Series 2010-123, Class FL, VAR, 0.954%, 11/25/40	246
2,872	Series 2010-125, Class SA, IF, IO, 3.916%, 11/25/40	275
2,721	Series 2010-130, Class CY, 4.500%, 11/25/40	3,165
4,516	Series 2010-147, Class SA, IF, IO, 6.006%, 01/25/41	1,064
540	Series 2010-148, Class MA, 4.000%, 02/25/39	556
424	Series 2011-2, Class WA, VAR, 5.822%, 02/25/51	469
1,674	Series 2011-20, Class MW, 5.000%, 03/25/41	2,029
7,555	Series 2011-21, Class CV, 4.500%, 09/25/26	7,577
2,680	Series 2011-30, Class LS, IO, VAR, 1.880%, 04/25/41	190
2,660	Series 2011-39, Class ZA, 6.000%, 11/25/32	3,048
583	Series 2011-43, Class WA, VAR, 5.818%, 05/25/51	662
1,679	Series 2011-47, Class ZA, 5.500%, 07/25/38	1,839
1,647	Series 2011-56, Class VA, 5.000%, 09/25/40	1,665
1,365	Series 2011-58, Class WA, VAR, 5.450%, 07/25/51	1,532
402	Series 2011-75, Class FA, VAR, 1.038%, 08/25/41	407
2,313	Series 2011-118, Class LB, 7.000%, 11/25/41	2,747
4,093	Series 2011-118, Class MT, 7.000%, 11/25/41	4,863

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
4,069		Series 2011-118, Class NT, 7.000%, 11/25/41	4,809
1,676		Series 2012-21, Class WA, VAR, 5.612%, 03/25/52	1,888
2,096		Series 2012-58, Class FA, VAR, 1.024%, 03/25/39	2,103
2,563		Series 2012-99, Class BY, 2.500%, 09/25/42	2,480
809		Series 2013-2, Class LZ, 3.000%, 02/25/43	816
5,832		Series 2013-4, Class AJ, 3.500%, 02/25/43	6,122
3,257		Series 2013-92, Class PO, PO, 09/25/43	2,795
3,274		Series 2013-101, Class DO, PO, 10/25/43	2,823
6,140		Series 2013-135, Class PO, PO, 01/25/44	5,324
928		Series 2014-44, Class B, 2.500%, 08/25/34	926
1,853		Series 2015-85, Class HD, 3.000%, 11/25/45	1,896
4,753		Series 2015-91, Class AC, VAR, 7.500%, 12/25/36	5,562
14,773		Series 2016-33, Class JA, 3.000%, 07/25/45	15,400
7,273		Series 2016-38, Class NA, 3.000%, 01/25/46	7,642
26		Series G92-7, Class JQ, 8.500%, 01/25/22	29
3		Series G92-12, Class B, 7.700%, 02/25/22	3
4		Series G92-14, Class Z, 7.000%, 02/25/22	5
—	(h)	Series G92-27, Class SQ, HB, IF, 11,389.778%, 05/25/22	1
7		Series G92-42, Class Z, 7.000%, 07/25/22	8
23		Series G92-44, Class ZQ, 8.000%, 07/25/22	24
29		Series G92-54, Class ZQ, 7.500%, 09/25/22	32
69		Series G92-61, Class Z, 7.000%, 10/25/22	76
7		Series G92-62, Class B, PO, 10/25/22	7
46		Series G93-1, Class KA, 7.900%, 01/25/23	52
30		Series G93-17, Class SI, IF, 6.000%, 04/25/23	35
262		Series G94-7, Class PJ, 7.500%, 05/17/24	298
50		Series G97-2, Class ZA, 8.500%, 02/17/27	61
		Federal National Mortgage Association REMIC Trust,
829		Series 2001-W3, Class A, VAR, 6.636%, 09/25/41	935
3,733		Series 2002-W10, Class IO, IO, VAR, 0.937%, 08/25/42	121
319		Series 2003-W1, Class 1A1, VAR, 5.632%, 12/25/42	362
200		Series 2003-W1, Class 2A, VAR, 6.307%, 12/25/42	235

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
47		Series 2003-W4, Class 2A, VAR, 6.264%, 10/25/42	54
1,345		Series 2004-W4, Class A7, 5.500%, 06/25/34	1,505
749		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	889
308		Series 2006-W3, Class 1AF1, VAR, 0.764%, 10/25/46	308
360		Series 2006-W3, Class 2A, 6.000%, 09/25/46	404
638		Series 2007-W2, Class 1A1, VAR, 0.844%, 03/25/37	638
300		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	336
50		Series 2007-W7, Class 1A4, HB, IF, 36.034%, 07/25/37	78
2,287		Series 2009-W1, Class A, 6.000%, 12/25/49	2,622
		Federal National Mortgage Association STRIPS,
1		Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
—	(h)	Series 59, Class 2, IO, 9.500%, 07/25/17	—	(h)
172		Series 213, Class 2, IO, 8.000%, 03/25/23	34
235		Series 218, Class 2, IO, 7.500%, 04/25/23	42
6		Series 265, Class 2, 9.000%, 03/25/24	7
12		Series 285, Class 1, PO, 02/25/27	11
443		Series 293, Class 1, PO, 12/25/24	396
232		Series 300, Class 1, PO, 09/25/24	206
284		Series 331, Class 13, IO, 7.000%, 11/25/32	63
164		Series 339, Class 18, IO, 4.500%, 07/25/18	5
164		Series 339, Class 21, IO, 4.500%, 08/25/18	4
136		Series 339, Class 28, IO, 5.500%, 08/25/18	4
145		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	26
348		Series 345, Class 24, IO, VAR, 5.000%, 08/25/22	12
322		Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	59
410		Series 356, Class 3, IO, 5.000%, 01/25/35	72
511		Series 356, Class 39, IO, 5.000%, 01/25/20	28
555		Series 365, Class 8, IO, 5.500%, 05/25/36	102
59		Series 368, Class 3, IO, 4.500%, 11/25/20	2
197		Series 374, Class 5, IO, 5.500%, 08/25/36	37
478		Series 383, Class 32, IO, 6.000%, 01/25/38	89
90		Series 393, Class 6, IO, 5.500%, 04/25/37	15
2,548		Series 412, Class F2, VAR, 1.024%, 08/25/42	2,536

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	219

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal National Mortgage Association Trust,
345	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	406
312	Series 2003-W8, Class 2A, 7.000%, 10/25/42	369
306	Series 2003-W8, Class 3F1, VAR, 0.924%, 05/25/42	303
463	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	553
416	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	485
851	Series 2005-W3, Class 2AF, VAR, 0.744%, 03/25/45	828
322	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	370
2,054	Series 2005-W4, Class 3A, VAR, 2.592%, 06/25/45	2,138
456	Series 2006-W2, Class 1AF1, VAR, 0.744%, 02/25/46	456
	Government National Mortgage Association,
489	Series 1994-7, Class PQ, 6.500%, 10/16/24	553
170	Series 1999-4, Class ZB, 6.000%, 02/20/29	192
4	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	5
86	Series 2000-9, Class Z, 8.000%, 06/20/30	103
406	Series 2000-9, Class ZJ, 8.500%, 02/16/30	479
363	Series 2000-21, Class Z, 9.000%, 03/16/30	440
27	Series 2000-36, Class HC, 7.330%, 11/20/30	32
9	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1
583	Series 2001-21, Class PE, 6.500%, 05/16/31	669
107	Series 2001-31, Class SJ, HB, IF, 26.206%, 02/20/31	193
83	Series 2001-35, Class SA, IF, IO, 7.743%, 08/16/31	28
91	Series 2001-36, Class S, IF, IO, 7.543%, 08/16/31	30
25	Series 2001-55, Class SF, HB, IF, 24.562%, 11/20/31	48
355	Series 2002-4, Class TD, 7.000%, 01/20/32	425
313	Series 2002-24, Class AG, IF, IO, 7.443%, 04/16/32	67
85	Series 2002-24, Class SB, IF, 11.165%, 04/16/32	106
271	Series 2002-24, Class Z, 8.500%, 04/16/32	311

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
533	Series 2002-31, Class SE, IF, IO, 6.993%, 04/16/30	97
20	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	25
186	Series 2002-40, Class UK, 6.500%, 06/20/32	219
59	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	78
107	Series 2002-45, Class QE, 6.500%, 06/20/32	127
130	Series 2002-47, Class PG, 6.500%, 07/16/32	153
31	Series 2002-70, Class PS, IF, IO, 7.188%, 08/20/32	1
609	Series 2003-11, Class SK, IF, IO, 7.193%, 02/16/33	110
15	Series 2003-24, Class PO, PO, 03/16/33	14
518	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	94
129	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	2
40	Series 2003-90, Class PO, PO, 10/20/33	37
574	Series 2003-112, Class SA, IF, IO, 6.043%, 12/16/33	123
144	Series 2003-112, Class TS, IF, IO, 6.438%, 10/20/32	1
137	Series 2004-28, Class S, IF, 18.269%, 04/16/34	206
199	Series 2004-46, Class AO, PO, 06/20/34	189
53	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	59
102	Series 2004-73, Class AE, IF, 13.810%, 08/17/34	125
1,860	Series 2004-73, Class JL, IF, IO, 6.043%, 09/16/34	360
637	Series 2004-90, Class SI, IF, IO, 5.588%, 10/20/34	98
148	Series 2005-24, Class ST, IF, 7.500%, 01/17/34	158
406	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	18
110	Series 2005-35, Class FL, VAR, 0.862%, 03/20/32	110
2,077	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	339
253	Series 2005-68, Class DP, IF, 15.213%, 06/17/35	359
1,264	Series 2005-68, Class KI, IF, IO, 5.788%, 09/20/35	219

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,567	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,759
518	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	111
226	Series 2006-16, Class OP, PO, 03/20/36	217
151	Series 2006-22, Class AO, PO, 05/20/36	145
135	Series 2006-34, Class PO, PO, 07/20/36	128
464	Series 2006-38, Class SW, IF, IO, 5.988%, 06/20/36	54
195	Series 2006-59, Class SD, IF, IO, 6.188%, 10/20/36	33
1,218	Series 2007-17, Class JI, IF, IO, 6.303%, 04/16/37	245
167	Series 2007-17, Class JO, PO, 04/16/37	152
110	Series 2007-25, Class FN, VAR, 0.807%, 05/16/37	110
642	Series 2007-26, Class SC, IF, IO, 5.688%, 05/20/37	120
32	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	—	(h)
31	Series 2007-28, Class BO, PO, 05/20/37	29
595	Series 2007-31, Class AO, PO, 05/16/37	576
37	Series 2007-36, Class HO, PO, 06/16/37	35
732	Series 2007-36, Class SE, IF, IO, 5.963%, 06/16/37	134
908	Series 2007-36, Class SG, IF, IO, 5.958%, 06/20/37	171
636	Series 2007-40, Class SD, IF, IO, 6.238%, 07/20/37	114
636	Series 2007-42, Class SB, IF, IO, 6.238%, 07/20/37	116
256	Series 2007-45, Class QA, IF, IO, 6.128%, 07/20/37	52
437	Series 2007-50, Class AI, IF, IO, 6.263%, 08/20/37	63
88	Series 2007-53, Class SW, IF, 18.668%, 09/20/37	123
684	Series 2007-57, Class PO, PO, 03/20/37	650
299	Series 2007-71, Class SB, IF, IO, 6.188%, 07/20/36	13
1,458	Series 2007-74, Class SL, IF, IO, 6.033%, 11/16/37	247
497	Series 2007-76, Class SA, IF, IO, 6.018%, 11/20/37	88
734	Series 2007-79, Class SY, IF, IO, 6.038%, 12/20/37	132
96	Series 2008-1, Class PO, PO, 01/20/38	88

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
398	Series 2008-2, Class MS, IF, IO, 6.653%, 01/16/38	86
278	Series 2008-10, Class S, IF, IO, 5.318%, 02/20/38	49
1,171	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	217
183	Series 2008-20, Class PO, PO, 09/20/37	175
181	Series 2008-29, Class PO, PO, 02/17/33	175
594	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	65
255	Series 2008-33, Class XS, IF, IO, 7.193%, 04/16/38	58
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,562
624	Series 2008-36, Class SH, IF, IO, 5.788%, 04/20/38	100
2,211	Series 2008-40, Class SA, IF, IO, 5.893%, 05/16/38	432
320	Series 2008-55, Class SA, IF, IO, 5.688%, 06/20/38	58
121	Series 2008-60, Class PO, PO, 01/20/38	119
1,873	Series 2008-62, Class SA, IF, IO, 5.638%, 07/20/38	332
126	Series 2008-71, Class SC, IF, IO, 5.488%, 08/20/38	16
481	Series 2008-93, Class AS, IF, IO, 5.188%, 12/20/38	71
1,274	Series 2008-95, Class DS, IF, IO, 6.788%, 12/20/38	257
360	Series 2008-96, Class SL, IF, IO, 5.488%, 12/20/38	53
395	Series 2009-6, Class SA, IF, IO, 5.593%, 02/16/39	64
739	Series 2009-10, Class SA, IF, IO, 5.438%, 02/20/39	100
425	Series 2009-10, Class SL, IF, IO, 5.993%, 03/16/34	16
2,302	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	410
446	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	98
513	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	111
294	Series 2009-24, Class DS, IF, IO, 5.788%, 03/20/39	20
312	Series 2009-25, Class SE, IF, IO, 7.088%, 09/20/38	60
179	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	27

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
400	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	70
929	Series 2009-42, Class SC, IF, IO, 5.568%, 06/20/39	156
474	Series 2009-43, Class SA, IF, IO, 5.438%, 06/20/39	75
2,843	Series 2009-54, Class JZ, 5.500%, 07/20/39	3,182
856	Series 2009-64, Class SN, IF, IO, 5.593%, 07/16/39	90
186	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	25
700	Series 2009-67, Class SA, IF, IO, 5.543%, 08/16/39	102
1,230	Series 2009-72, Class SM, IF, IO, 5.743%, 08/16/39	197
439	Series 2009-79, Class OK, PO, 11/16/37	417
1,270	Series 2009-102, Class SM, IF, IO, 5.893%, 06/16/39	102
1,037	Series 2009-104, Class AB, 7.000%, 08/16/39	1,159
1,416	Series 2009-106, Class AS, IF, IO, 5.893%, 11/16/39	237
1,654	Series 2009-106, Class ST, IF, IO, 5.488%, 02/20/38	292
1,432	Series 2009-121, Class VA, 5.500%, 11/20/20	1,492
153	Series 2010-14, Class AO, PO, 12/20/32	148
231	Series 2010-14, Class BO, PO, 11/20/35	212
1,579	Series 2010-14, Class CO, PO, 08/20/35	1,496
565	Series 2010-14, Class QP, 6.000%, 12/20/39	590
1,820	Series 2010-41, Class WA, VAR, 5.822%, 10/20/33	2,075
902	Series 2010-103, Class WA, VAR, 5.725%, 08/20/34	1,018
999	Series 2010-129, Class AW, VAR, 6.109%, 04/20/37	1,125
888	Series 2010-130, Class CP, 7.000%, 10/16/40	1,046
2,734	Series 2010-157, Class OP, PO, 12/20/40	2,478
32,839	Series 2010-H17, Class XQ, VAR, 5.238%, 07/20/60	34,866
2,386	Series 2011-22, Class WA, VAR, 5.937%, 02/20/37	2,676
2,970	Series 2011-97, Class WA, VAR, 6.117%, 11/20/38	3,370

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
3,970	Series 2011-137, Class WA, VAR, 5.537%, 07/20/40	4,497
2,842	Series 2011-163, Class WA, VAR, 5.861%, 12/20/38	3,250
5,190	Series 2012-24, Class WA, VAR, 5.593%, 07/20/41	5,939
5,912	Series 2012-52, Class WA, VAR, 6.140%, 04/20/38	6,855
1,356	Series 2012-59, Class WA, VAR, 5.583%, 08/20/38	1,557
7,785	Series 2012-138, Class PT, VAR, 3.958%, 11/16/42	8,090
7,996	Series 2012-141, Class WA, VAR, 4.529%, 11/16/41	8,846
7,699	Series 2012-141, Class WB, VAR, 3.970%, 09/16/42	8,131
4,968	Series 2012-141, Class WC, VAR, 3.714%, 01/20/42	5,269
19,283	Series 2012-H10, Class FA, VAR, 1.018%, 12/20/61	19,246
3,407	Series 2012-H15, Class FA, VAR, 0.918%, 05/20/62	3,407
14,090	Series 2012-H21, Class CF, VAR, 1.168%, 05/20/61	14,109
14,791	Series 2012-H21, Class DF, VAR, 1.118%, 05/20/61	14,803
6,954	Series 2012-H22, Class FD, VAR, 0.938%, 01/20/61	6,943
5,339	Series 2012-H24, Class FA, VAR, 0.918%, 03/20/60	5,338
7,381	Series 2012-H24, Class FD, VAR, 1.058%, 09/20/62	7,383
3,414	Series 2012-H24, Class FG, VAR, 0.898%, 04/20/60	3,407
6,348	Series 2012-H26, Class JA, VAR, 1.018%, 10/20/61	6,347
11,166	Series 2012-H26, Class MA, VAR, 1.018%, 07/20/62	11,134
5,617	Series 2012-H27, Class FB, VAR, 0.968%, 10/20/62	5,603
8,418	Series 2012-H28, Class FA, VAR, 1.048%, 09/20/62	8,416
1,631	Series 2012-H30, Class JA, VAR, 0.948%, 01/20/60	1,632
1,567	Series 2012-H30, Class PA, VAR, 0.918%, 11/20/59	1,567
8,236	Series 2012-H31, Class FD, VAR, 0.808%, 12/20/62	8,155

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,934	Series 2013-26, Class AK, VAR, 4.662%, 09/20/41	3,198
3,697	Series 2013-54, Class WA, VAR, 4.699%, 11/20/42	4,064
1,173	Series 2013-75, Class WA, VAR, 5.220%, 06/20/40	1,292
10,680	Series 2013-H01, Class FA, 1.650%, 01/20/63	10,649
4,733	Series 2013-H01, Class JA, VAR, 0.788%, 01/20/63	4,678
4,882	Series 2013-H01, Class TA, VAR, 0.968%, 01/20/63	4,879
442	Series 2013-H02, Class HF, VAR, 0.768%, 11/20/62	441
2,114	Series 2013-H03, Class FA, VAR, 0.768%, 08/20/60	2,113
14,410	Series 2013-H04, Class BA, 1.650%, 02/20/63	14,368
3,245	Series 2013-H04, Class SA, VAR, 0.888%, 02/20/63	3,216
1,449	Series 2013-H05, Class FB, VAR, 0.868%, 02/20/62	1,446
2,315	Series 2013-H07, Class GA, VAR, 0.938%, 03/20/63	2,302
6,084	Series 2013-H07, Class HA, VAR, 0.878%, 03/20/63	6,037
12,478	Series 2013-H07, Class JA, 1.750%, 03/20/63	12,539
3,867	Series 2013-H07, Class MA, VAR, 1.018%, 04/20/62	3,865
2,098	Series 2013-H08, Class BF, VAR, 0.868%, 03/20/63	2,080
4,465	Series 2013-H08, Class FC, VAR, 0.918%, 02/20/63	4,437
5,525	Series 2013-H09, Class HA, 1.650%, 04/20/63	5,507
3,001	Series 2014-188, Class W, VAR, 4.674%, 10/20/41	3,297
1,134	Series 2014-H17, Class FC, VAR, 0.968%, 07/20/64	1,128
2,037	Series 2015-91, Class W, VAR, 5.240%, 05/20/40	2,277
805	Series 2015-137, Class WA, VAR, 5.488%, 01/20/38	910
6,743	Series 2015-H23, Class FB, VAR, 0.988%, 09/20/65	6,713
6,064	Series 2015-H26, Class FG, VAR, 0.988%, 10/20/65	6,036

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
11,800	Series 2015-H29, Class FL, VAR, 1.068%, 11/20/65	11,799
4,824	Series 2015-H32, Class FH, VAR, 1.128%, 12/20/65	4,840
5,385	Series 2016-H07, Class FA, VAR, 1.218%, 03/20/66	5,427
9,848	Series 2016-H07, Class FQ, VAR, 1.168%, 03/20/66	9,900
2,518	Series 2016-H11, Class FD, VAR, 0.868%, 05/20/66	2,520
9,471	Series 2016-H13, Class FD, VAR, 0.962%, 05/20/66	9,457
6,811	Series 2016-H13, Class FT, VAR, 1.067%, 05/20/66	6,807
8,968	Series 2016-H16, Class FC, VAR, 1.615%, 07/20/66	8,943
6,000	Series 2016-H17, Class FC, VAR, 1.326%, 08/20/66	6,007
	Vendee Mortgage Trust,
2,555	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	2,875
395	Series 1996-1, Class 1Z, 6.750%, 02/15/26	456
212	Series 1996-2, Class 1Z, 6.750%, 06/15/26	244
428	Series 1997-1, Class 2Z, 7.500%, 02/15/27	503
320	Series 1998-1, Class 2E, 7.000%, 03/15/28	384

		872,807

	Non-Agency CMO — 7.2%
2,722	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	2,721
	Ajax Mortgage Loan Trust,
3,002	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	2,981
1,195	Series 2013-B, Class A, VAR, 3.500%, 02/25/51 (e)	1,189
1,114	Series 2014-A, Class A, SUB, 4.000%, 10/25/57 (e)	1,108
962	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	947
	Alternative Loan Trust,
415	Series 2002-11, Class M, 6.500%, 10/25/32	406
1,447	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,438
22	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	22
827	Series 2005-1CB, Class 1A6, IF, IO, 6.576%, 03/25/35	187

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	223

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
4,167	Series 2005-20CB, Class 3A8, IF, IO, 4.226%, 07/25/35	595
3,033	Series 2005-22T1, Class A2, IF, IO, 4.546%, 06/25/35	553
132	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	97
5,827	Series 2005-37T1, Class A2, IF, IO, 4.526%, 09/25/35	1,111
5,447	Series 2005-54CB, Class 1A2, IF, IO, 4.326%, 11/25/35	844
26	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	25
910	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	849
618	Series 2005-57CB, Class 3A2, IF, IO, 4.576%, 12/25/35	103
447	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	413
525	Series 2005-86CB, Class A11, 5.500%, 02/25/36	446
1,077	Series 2005-J1, Class 1A4, IF, IO, 4.576%, 02/25/35	60
15,681	Series 2006-7CB, Class 1A2, IF, IO, 4.776%, 05/25/36	4,029
603	Series 2006-26CB, Class A9, 6.500%, 09/25/36	478
	American General Mortgage Loan Trust,
167	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	172
516	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	519
	Angel Oak Mortgage Trust LLC,
1,196	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	1,199
1,333	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	1,329
	ASG Resecuritization Trust,
150	Series 2009-1, Class A60, VAR, 2.535%, 06/26/37 (e)	149
970	Series 2009-3, Class A65, VAR, 2.379%, 03/26/37 (e)	965
1,333	Series 2010-2, Class A60, VAR, 2.014%, 01/28/37 (e)	1,318
532	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	452
1,001	Series 2011-1, Class 3A50, VAR, 3.101%, 11/28/35 (e)	987

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Banc of America Alternative Loan Trust,
313	Series 2003-11, Class 2A1, 6.000%, 01/25/34	321
175	Series 2003-11, Class PO, PO, 01/25/34	138
377	Series 2004-1, Class 1A1, 6.000%, 02/25/34	400
46	Series 2004-1, Class 5A1, 5.500%, 02/25/19	46
1,717	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	368
1,463	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	310
	Banc of America Funding Trust,
121	Series 2004-1, Class PO, PO, 03/25/34	96
435	Series 2004-3, Class 1A1, 5.500%, 10/25/34	446
393	Series 2004-C, Class 1A1, VAR, 3.082%, 12/20/34	385
416	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	70
128	Series 2005-4, Class 30PO, PO, 08/25/35	105
337	Series 2005-6, Class 2A7, 5.500%, 10/25/35	322
38	Series 2005-7, Class 30PO, PO, 11/25/35	29
167	Series 2005-8, Class 30PO, PO, 01/25/36	122
938	Series 2005-E, Class 4A1, VAR, 2.938%, 03/20/35	941
493	Series 2010-R11A, Class 1A6, VAR, 5.079%, 08/26/35 (e)	494
	Banc of America Mortgage Trust,
514	Series 2003-A, Class 4A1, VAR, 2.899%, 02/25/33	508
158	Series 2003-C, Class 3A1, VAR, 3.181%, 04/25/33	159
761	Series 2003-E, Class 2A2, VAR, 3.275%, 06/25/33	759
591	Series 2003-J, Class 3A2, VAR, 3.199%, 11/25/33	589
247	Series 2004-3, Class 15IO, IO, VAR, 0.229%, 04/25/19	1
96	Series 2004-3, Class 1A26, 5.500%, 04/25/34	96
59	Series 2004-4, Class APO, PO, 05/25/34	50
2,889	Series 2004-5, Class 15IO, IO, VAR, 0.226%, 06/25/19	3
25	Series 2004-9, Class 3A1, 6.500%, 09/25/32	26

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
442	Series 2004-C, Class 2A2, VAR, 3.198%, 04/25/34	439
428	Series 2004-J, Class 3A1, VAR, 3.150%, 11/25/34	420
	BCAP LLC Trust,
398	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	413
145	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	145
899	Series 2009-RR14, Class 3A2, VAR, 2.893%, 08/26/35 (e)	901
316	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	317
163	Series 2010-RR7, Class 1A5, VAR, 3.021%, 04/26/35 (e)	161
2,931	Series 2010-RR7, Class 2A1, VAR, 2.623%, 07/26/45 (e)	2,908
844	Series 2010-RR8, Class 3A4, VAR, 3.087%, 05/26/35 (e)	830
172	Series 2010-RR12, Class 2A5, VAR, 2.977%, 01/26/36 (e)	170
217	Series 2010-RR12, Class 4A5, VAR, 3.010%, 10/26/36 (e)	216
15	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	15
199	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	199
900	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	908
255	Series 2011-RR5, Class 11A3, VAR, 0.638%, 05/28/36 (e)	254
1,350	Series 2011-RR10, Class 2A1, VAR, 1.352%, 09/26/37 (e)	1,306
402	Series 2012-RR1, Class 5A1, VAR, 9.858%, 07/26/37 (e)	415
997	Series 2012-RR3, Class 2A5, VAR, 2.404%, 05/26/37 (e)	994
534	Series 2012-RR4, Class 8A3, VAR, 0.717%, 06/26/47 (e)	521
2,514	Series 2012-RR10, Class 1A1, VAR, 0.718%, 02/26/37 (e)	2,439
324	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 1.024%, 03/25/35	316
	Bear Stearns ARM Trust,
309	Series 2003-4, Class 3A1, VAR, 2.918%, 07/25/33	308
174	Series 2003-7, Class 3A, VAR, 2.835%, 10/25/33	171

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
442	Series 2004-1, Class 12A1, VAR, 3.080%, 04/25/34	436
203	Series 2004-2, Class 14A, VAR, 3.344%, 05/25/34	202
858	Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	862
1,314	Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	1,282
575	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	590
67	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	60
	Chase Mortgage Finance Trust,
2,611	Series 2007-A1, Class 1A3, VAR, 2.970%, 02/25/37	2,577
231	Series 2007-A1, Class 2A1, VAR, 3.097%, 02/25/37	230
262	Series 2007-A1, Class 7A1, VAR, 3.053%, 02/25/37	262
670	Series 2007-A1, Class 9A1, VAR, 3.000%, 02/25/37	663
592	Series 2007-A2, Class 2A1, VAR, 2.883%, 07/25/37	588
	CHL Mortgage Pass-Through Trust,
276	Series 2002-36, Class A22, 6.000%, 01/25/33	279
300	Series 2004-3, Class A26, 5.500%, 04/25/34	300
54	Series 2004-3, Class PO, PO, 04/25/34	48
822	Series 2004-5, Class 1A4, 5.500%, 06/25/34	849
112	Series 2004-7, Class 2A1, VAR, 2.940%, 06/25/34	109
485	Series 2004-13, Class 1A4, 5.500%, 08/25/34	497
154	Series 2004-HYB1, Class 2A, VAR, 2.806%, 05/20/34	146
664	Series 2004-HYB3, Class 2A, VAR, 2.761%, 06/20/34	631
459	Series 2004-HYB6, Class A3, VAR, 2.792%, 11/20/34	438
67	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	68
241	Series 2005-16, Class A23, 5.500%, 09/25/35	227
1,183	Series 2005-22, Class 2A1, VAR, 2.755%, 11/25/35	969

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	225

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
3,272	Series 2007-4, Class 1A52, IF, IO, 4.876%, 05/25/37	706
63	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	54
	Citigroup Global Markets Mortgage Securities VII, Inc.,
423	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	420
5	Series 2003-UP2, Class PO1, PO, 12/25/18	4
	Citigroup Mortgage Loan Trust,
1,031	Series 2008-AR4, Class 1A1A, VAR, 2.993%, 11/25/38 (e)	1,025
583	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	599
748	Series 2009-10, Class 1A1, VAR, 2.631%, 09/25/33 (e)	752
557	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	572
528	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	533
99	Series 2010-7, Class 10A1, VAR, 2.762%, 02/25/35 (e)	99
736	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	738
1,011	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	1,015
728	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	742
	Citigroup Mortgage Loan Trust, Inc.,
144	Series 2003-1, Class 2A5, 5.250%, 10/25/33	145
71	Series 2003-1, Class PO3, PO, 09/25/33	64
14	Series 2003-1, Class WA2, 6.500%, 06/25/31	14
9	Series 2003-1, Class WPO2, PO, 06/25/31	8
19	Series 2003-UP3, Class A3, 7.000%, 09/25/33	19
46	Series 2003-UST1, Class A1, 5.500%, 12/25/18	46
8	Series 2003-UST1, Class PO1, PO, 12/25/18	7
3	Series 2003-UST1, Class PO3, PO, 12/25/18	3
265	Series 2004-UST1, Class A3, VAR, 2.635%, 08/25/34	265
192	Series 2004-UST1, Class A6, VAR, 2.645%, 08/25/34	185
221	Series 2005-1, Class 2A1A, VAR, 2.801%, 04/25/35	175

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
554	Series 2005-2, Class 2A11, 5.500%, 05/25/35	566
665	Series 2005-5, Class 1A2, VAR, 3.406%, 08/25/35	482
	Credit Suisse First Boston Mortgage Securities Corp.,
790	Series 2003-1, Class DB1, VAR, 6.738%, 02/25/33	799
276	Series 2003-21, Class 1A4, 5.250%, 09/25/33	283
984	Series 2003-27, Class 5A3, 5.250%, 11/25/33	995
476	Series 2003-27, Class 5A4, 5.250%, 11/25/33	482
477	Series 2003-29, Class 1A1, 6.500%, 12/25/33	504
316	Series 2003-29, Class 5A1, 7.000%, 12/25/33	335
656	Series 2003-AR15, Class 3A1, VAR, 3.187%, 06/25/33	650
439	Series 2004-4, Class 2A4, 5.500%, 09/25/34	459
243	Series 2004-5, Class 3A1, 5.250%, 08/25/19	247
498	Series 2004-8, Class 1A4, 5.500%, 12/25/34	521
1,227	Series 2004-AR2, Class 2A1, VAR, 2.879%, 03/25/34	1,240
1,432	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	301
1,121	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	65
325	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	329
	CSMC,
6,745	Series 2010-11R, Class A6, VAR, 1.493%, 06/28/47 (e)	6,492
251	Series 2011-6R, Class 3A1, VAR, 3.210%, 07/28/36 (e)	253
715	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	716
670	Series 2012-3R, Class 1A1, VAR, 2.715%, 07/27/37 (e)	673
521	CSMC Trust, Series 2012-2R, Class 2A1, VAR, 2.631%, 03/27/47 (e)	516
239	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.804%, 02/25/20	242

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	First Horizon Alternative Mortgage Securities Trust,
767	Series 2004-AA4, Class A1, VAR, 2.716%, 10/25/34	750
416	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	359
6,063	Series 2007-FA4, Class 1A2, IF, IO, 5.126%, 08/25/37	1,505
	First Horizon Mortgage Pass-Through Trust,
193	Series 2004-AR2, Class 2A1, VAR, 3.065%, 05/25/34	191
300	Series 2004-AR7, Class 2A2, VAR, 2.709%, 02/25/35	299
507	Series 2005-AR1, Class 2A2, VAR, 2.935%, 04/25/35	507
	GMACM Mortgage Loan Trust,
324	Series 2003-AR1, Class A4, VAR, 3.328%, 10/19/33	320
1,111	Series 2003-AR2, Class 2A4, VAR, 3.205%, 12/19/33	1,093
43	Series 2003-J8, Class A, 5.250%, 12/25/33	45
449	Series 2004-J1, Class A20, 5.500%, 04/25/34	454
883	Series 2004-J5, Class A7, 6.500%, 01/25/35	912
190	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	193
1,955	Series 2005-AR3, Class 3A4, VAR, 3.304%, 06/19/35	1,912
	GSMPS Mortgage Loan Trust,
418	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	423
199	Series 2004-4, Class 1AF, VAR, 0.924%, 06/25/34 (e)	178
400	Series 2005-RP2, Class 1AF, VAR, 0.874%, 03/25/35 (e)	344
2,376	Series 2005-RP3, Class 1AF, VAR, 0.874%, 09/25/35 (e)	2,045
1,080	Series 2005-RP3, Class 1AS, IO, VAR, 4.240%, 09/25/35 (e)	151
2,327	Series 2006-RP2, Class 1AS2, IF, IO, 5.600%, 04/25/36 (e)	355
	GSR Mortgage Loan Trust,
117	Series 2003-13, Class 1A1, VAR, 2.797%, 10/25/33	118
44	Series 2003-6F, Class A2, VAR, 0.924%, 09/25/32	42

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
489	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	498
49	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	57
737	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	756
892	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	912
424	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	435
123	Series 2005-5F, Class 8A3, VAR, 1.024%, 06/25/35	116
1,410	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,498
208	Series 2006-1F, Class 1AP, PO, 02/25/36	159
3,738	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,282
1,019	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	981
2,624	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	2,605
150	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 1.304%, 04/25/35	132
662	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	664
667	Impac Secured Assets Trust, Series 2006-2, Class 2A1, VAR, 0.874%, 08/25/36	655
204	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 2A1A, VAR, 3.006%, 03/25/36	164
	JP Morgan Mortgage Trust,
325	Series 2004-A3, Class 4A1, VAR, 3.212%, 07/25/34	334
187	Series 2004-A4, Class 1A1, VAR, 3.307%, 09/25/34	191
60	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	62
548	Series 2005-A1, Class 3A4, VAR, 3.008%, 02/25/35	558
884	Series 2006-A2, Class 4A1, VAR, 3.185%, 08/25/34	886
740	Series 2006-A2, Class 5A2, VAR, 2.783%, 11/25/33	750
1,339	Series 2006-A2, Class 5A3, VAR, 2.783%, 11/25/33	1,357
304	Series 2006-A3, Class 6A1, VAR, 3.145%, 08/25/34	304

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	227

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
360	Series 2007-A1, Class 5A2, VAR, 2.911%, 07/25/35	364
490	Series 2014-1, Class 1A11, VAR, 4.000%, 01/25/44 (e)	515
3	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	3
	Lehman Mortgage Trust,
460	Series 2006-2, Class 1A1, VAR, 5.928%, 04/25/36	411
276	Series 2007-6, Class 1A8, 6.000%, 07/25/37	247
685	Series 2008-2, Class 1A6, 6.000%, 03/25/38	515
	MASTR Adjustable Rate Mortgages Trust,
141	Series 2004-3, Class 4A2, VAR, 2.690%, 04/25/34	131
31	Series 2004-4, Class 2A1, VAR, 2.262%, 05/25/34	28
243	Series 2004-13, Class 2A1, VAR, 2.882%, 04/21/34	248
1,219	Series 2004-13, Class 3A7, VAR, 3.028%, 11/21/34	1,243
250	Series 2004-15, Class 3A1, VAR, 3.406%, 12/25/34	246
	MASTR Alternative Loan Trust,
262	Series 2003-4, Class 2A1, 6.250%, 06/25/33	272
156	Series 2003-8, Class 3A1, 5.500%, 12/25/33	162
128	Series 2003-8, Class 5A1, 5.000%, 11/25/18	131
91	Series 2003-9, Class 8A1, 6.000%, 01/25/34	91
85	Series 2004-1, Class 30PO, PO, 02/25/34	72
352	Series 2004-3, Class 2A1, 6.250%, 04/25/34	366
175	Series 2004-3, Class 30PO, PO, 04/25/34	138
157	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	35
238	Series 2004-5, Class 30PO, PO, 06/25/34	207
99	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	18
1,052	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,026
108	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	21
83	Series 2004-7, Class 30PO, PO, 08/25/34	65

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
325	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	69
110	Series 2004-10, Class 1A1, 4.500%, 09/25/19	111
1,852	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	467
	MASTR Asset Securitization Trust,
33	Series 2003-2, Class 1A1, 5.000%, 03/25/18	33
11	Series 2003-2, Class 2A1, 4.500%, 03/25/18	11
178	Series 2003-3, Class 3A18, 5.500%, 04/25/33	178
11	Series 2003-4, Class 3A2, 5.000%, 05/25/18	11
87	Series 2003-4, Class 5A1, 5.500%, 05/25/33	89
49	Series 2003-8, Class 1A1, 5.500%, 09/25/33	49
36	Series 2003-9, Class 15PO, PO, 10/25/18	35
4	Series 2003-10, Class 15PO, PO, 11/25/18	4
4	Series 2003-11, Class 15PO, PO, 12/25/18	4
135	Series 2003-12, Class 6A1, 5.000%, 12/25/33	136
27	Series 2004-1, Class 30PO, PO, 02/25/34	21
27	Series 2004-3, Class PO, PO, 03/25/34	24
25	Series 2004-4, Class 3A1, 4.500%, 04/25/19	25
21	Series 2004-8, Class 1A1, 4.750%, 08/25/19	21
23	Series 2004-8, Class PO, PO, 08/25/19	22
26	Series 2004-9, Class 5A1, 5.250%, 09/25/19	26
387	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	414
2,133	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.874%, 05/25/35 (e)	1,668
346	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	274
	Merrill Lynch Mortgage Investors Trust,
323	Series 2003-A, Class 2A2, VAR, 2.049%, 03/25/28	301
127	Series 2003-A4, Class 2A, VAR, 3.136%, 07/25/33	116
439	Series 2003-A5, Class 2A6, VAR, 2.900%, 08/25/33	441

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
1,033		Series 2003-E, Class A1, VAR, 1.144%, 10/25/28	984
1,657		Series 2003-F, Class A1, VAR, 1.164%, 10/25/28	1,618
568		Series 2004-1, Class 2A1, VAR, 2.682%, 12/25/34	568
602		Series 2004-A4, Class A2, VAR, 2.855%, 08/25/34	612
631		Series 2004-D, Class A2, VAR, 1.949%, 09/25/29	604
338		Series 2004-E, Class A2A, VAR, 1.613%, 11/25/29	325
54		Series 2005-A1, Class 3A, VAR, 2.766%, 12/25/34	53
3		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	3
662		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.676%, 04/25/34	693
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 14,804.840%, 04/20/21	—	(h)
		MortgageIT Trust,
397		Series 2005-1, Class 1A1, VAR, 1.164%, 02/25/35	382
178		Series 2005-5, Class A1, VAR, 0.784%, 12/25/35	160
435		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	436
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
87		Series 2003-A1, Class A1, 5.500%, 05/25/33	88
40		Series 2003-A1, Class A2, 6.000%, 05/25/33	40
23		Series 2003-A1, Class A5, 7.000%, 04/25/33	24
4		Series 2003-A1, Class A7, 5.000%, 04/25/18	4
327		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 3.006%, 03/26/36 (e)	323
		Prime Mortgage Trust,
23		Series 2004-1, Class 2A3, 5.250%, 08/25/34	23
543		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	567
252		Series 2005-4, Class 2PO, PO, 10/25/35	82

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
368	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.842%, 05/25/35	355
	RALI Trust,
3	Series 2001-QS19, Class A2, 6.000%, 12/25/16	3
6	Series 2002-QS16, Class A3, IF, 15.526%, 10/25/17	6
26	Series 2003-QS3, Class A2, IF, 15.346%, 02/25/18	28
70	Series 2003-QS9, Class A3, IF, IO, 7.026%, 05/25/18	2
99	Series 2003-QS12, Class A2A, IF, IO, 7.076%, 06/25/18	4
43	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	1
3,372	Series 2003-QS13, Class A2, 4.000%, 07/25/33	3,215
501	Series 2003-QS13, Class A5, VAR, 1.174%, 07/25/33	458
2,976	Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	61
169	Series 2003-QS14, Class A1, 5.000%, 07/25/18	169
120	Series 2003-QS18, Class A1, 5.000%, 09/25/18	121
690	Series 2004-QA4, Class NB3, VAR, 4.085%, 09/25/34	684
195	Series 2004-QA6, Class NB2, VAR, 3.344%, 12/26/34	164
1,073	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,089
1,543	Series 2005-QA6, Class A32, VAR, 3.936%, 05/25/35	1,291
184	Series 2005-QA10, Class A31, VAR, 3.899%, 09/25/35	155
342	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	284
	RBSSP Resecuritization Trust,
726	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	771
178	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	186
102	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	102
480	Series 2009-12, Class 1A1, VAR, 5.851%, 11/25/33 (e)	497
218	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	216

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	229

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
3,275	Series 2012-6, Class 2A1, VAR, 0.648%, 10/26/36 (e)	3,222
	Residential Asset Securitization Trust,
3	Series 2002-A13, Class A4, 5.250%, 12/25/17	3
221	Series 2003-A5, Class A1, 5.500%, 06/25/33	223
126	Series 2003-A13, Class A3, 5.500%, 01/25/34	129
17	Series 2003-A14, Class A1, 4.750%, 02/25/19	17
562	Series 2004-IP2, Class 1A1, VAR, 2.904%, 12/25/34	564
3,532	Series 2005-A2, Class A4, IF, IO, 4.526%, 03/25/35	511
1,663	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	382
565	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	521
357	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	306
	RFMSI Trust,
23	Series 2003-S14, Class A4, PO, 07/25/18	22
63	Series 2003-S16, Class A3, 5.000%, 09/25/18	63
78	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	79
142	Series 2004-S6, Class 2A6, PO, 06/25/34	110
409	Series 2005-SA4, Class 1A1, VAR, 3.223%, 09/25/35	339
1	RFSC Trust, Series 2002-RM1, Class API, PO, 12/25/17	1
	Sequoia Mortgage Trust,
732	Series 2003-1, Class 1A, VAR, 1.272%, 04/20/33	687
1,085	Series 2004-8, Class A1, VAR, 1.212%, 09/20/34	1,029
1,039	Series 2004-8, Class A2, VAR, 1.950%, 09/20/34	997
2,632	Series 2004-9, Class A1, VAR, 1.192%, 10/20/34	2,491
886	Series 2004-10, Class A1A, VAR, 1.132%, 11/20/34	829
	Springleaf Mortgage Loan Trust,
1,715	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,709
2,644	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	2,634

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
1,800	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	1,795
1,268	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	1,271
1,371	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,364
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,501
201	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.813%, 06/25/34	201
	Structured Asset Mortgage Investments II Trust,
1,153	Series 2004-AR5, Class 1A1, VAR, 1.174%, 10/19/34	1,099
1,894	Series 2005-AR5, Class A3, VAR, 0.764%, 07/19/35	1,828
1,614	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 2.697%, 12/25/33	1,603
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
153	Series 2003-32, Class 1A1, VAR, 5.221%, 11/25/33	153
477	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	487
198	Series 2003-33H, Class 1APO, PO, 10/25/33	185
505	Series 2003-34A, Class 3A3, VAR, 2.931%, 11/25/33	496
1,106	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,135
133	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	135
	Thornburg Mortgage Securities Trust,
94	Series 2003-4, Class A1, VAR, 1.164%, 09/25/43	90
93	Series 2004-1, Class II2A, VAR, 1.811%, 03/25/44	90
	WaMu Mortgage Pass-Through Certificates Trust,
9	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	9
542	Series 2003-AR7, Class A7, VAR, 2.677%, 08/25/33	542
454	Series 2003-AR8, Class A, VAR, 2.697%, 08/25/33	458
1,608	Series 2003-AR9, Class 1A6, VAR, 2.631%, 09/25/33	1,626

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
377	Series 2003-AR9, Class 2A, VAR, 2.755%, 09/25/33	369
1,104	Series 2003-AR11, Class A6, VAR, 2.549%, 10/25/33	1,112
470	Series 2003-S1, Class A5, 5.500%, 04/25/33	483
132	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	136
20	Series 2003-S7, Class A1, 4.500%, 08/25/18	21
71	Series 2003-S8, Class A6, 4.500%, 09/25/18	71
1,180	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,227
35	Series 2003-S9, Class P, PO, 10/25/33	30
99	Series 2004-AR3, Class A1, VAR, 2.783%, 06/25/34	100
672	Series 2004-AR3, Class A2, VAR, 2.783%, 06/25/34	677
282	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	284
83	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	84
153	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	158
1,693	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,763
146	Series 2006-AR10, Class 2P, VAR, 2.684%, 09/25/36	126
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
144	Series 2005-1, Class 1A1, 5.500%, 03/25/35	142
5,907	Series 2005-2, Class 1A4, IF, IO, 4.526%, 04/25/35	900
763	Series 2005-4, Class CB7, 5.500%, 06/25/35	705
77	Series 2005-4, Class DP, PO, 06/25/20	71
661	Series 2005-6, Class 2A4, 5.500%, 08/25/35	606
7,607	Series 2005-11, Class A4, IF, IO, 4.426%, 01/25/36	1,370
	Washington Mutual MSC Mortgage Pass-Through Certificates,
391	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	422
22	Series 2004-RA4, Class 1P, PO, 04/25/19	21

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Wells Fargo Mortgage-Backed Securities Trust,
1,014	Series 2003-G, Class A1, VAR, 2.898%, 06/25/33	1,016
183	Series 2003-K, Class 1A1, VAR, 2.638%, 11/25/33	183
50	Series 2003-K, Class 1A2, VAR, 2.638%, 11/25/33	50
107	Series 2004-B, Class A1, VAR, 2.732%, 02/25/34	107
613	Series 2004-EE, Class 2A1, VAR, 2.967%, 12/25/34	617
77	Series 2004-EE, Class 2A2, VAR, 2.967%, 12/25/34	78
398	Series 2004-EE, Class 3A1, VAR, 3.028%, 12/25/34	410
1,007	Series 2004-I, Class 1A1, VAR, 2.893%, 07/25/34	1,018
2,011	Series 2004-P, Class 2A1, VAR, 2.988%, 09/25/34	2,071
69	Series 2004-Q, Class 1A3, VAR, 2.949%, 09/25/34	69
1,947	Series 2004-S, Class A1, VAR, 2.989%, 09/25/34	1,979
1,622	Series 2004-U, Class A1, VAR, 3.006%, 10/25/34	1,612
422	Series 2004-V, Class 1A1, VAR, 3.008%, 10/25/34	424
97	Series 2005-9, Class 1APO, PO, 10/25/35	87
461	Series 2005-AR8, Class 2A1, VAR, 2.977%, 06/25/35	470
281	Series 2005-AR16, Class 2A1, VAR, 2.852%, 02/25/34	282
692	Series 2007-7, Class A7, 6.000%, 06/25/37	679
473	Series 2007-11, Class A14, 6.000%, 08/25/37	470

		200,439

	Total Collateralized Mortgage Obligations (Cost $1,037,905)	1,073,246

Commercial Mortgage-Backed Securities — 5.2%
	A10 Securitization LLC,
54	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	54
1,005	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	1,000
431	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	432
375	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	379

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	231

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
469	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	468
	ACRE Commercial Mortgage Trust, (Cayman Islands),
473	Series 2014-FL2, Class B, VAR, 2.557%, 08/15/31 (e)	472
673	Series 2014-FL2, Class C, VAR, 3.007%, 08/15/31 (e)	668
350	Series 2014-FL2, Class D, VAR, 3.907%, 08/15/31 (e)	341
	BAMLL Commercial Mortgage Securities Trust,
1,120	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,173
1,000	Series 2014-520M, Class A, VAR, 4.325%, 08/15/46 (e)	1,171
2,500	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	2,520
5,185	Series 2016-FR14, Class A, VAR, 3.147%, 02/27/48 (e)	4,816
117	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	117
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,398
3,575	Series 2012-SHOW, Class E, VAR, 4.160%, 11/05/36 (e)	3,542
966	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	982
2,110	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AMFL, VAR, 1.198%, 06/11/50 (e)	2,073
1,760	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	1,768
3,000	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.254%, 08/15/48	3,010
	COMM Mortgage Trust,
5,317	Series 2012-CR2, Class XA, IO, VAR, 1.897%, 08/15/45	418
1,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	1,697
140,365	Series 2013-CR9, Class XB, IO, VAR, 0.250%, 07/10/45 (e)	1,969
1,247	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	1,302
1,500	Series 2014-CR19, Class A5, 3.796%, 08/10/47	1,655

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,500	Series 2014-TWC, Class A, VAR, 1.358%, 02/13/32 (e)	2,500
1,542	Series 2015-CR24, Class A5, 3.696%, 08/10/48	1,696
1,562	Series 2015-CR25, Class A4, 3.759%, 08/10/48	1,722
311	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.964%, 07/10/38	311
1,823	DBWF Mortgage Trust, Series 2015-LCM, Class A1, 2.998%, 06/10/34 (e)	1,895
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,791
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,426
857	Series K038, Class A2, 3.389%, 03/25/24	944
4,924	Series KF12, Class A, VAR, 1.224%, 09/25/22	4,942
545	Series KJ02, Class A2, 2.597%, 09/25/20	563
5,000	Series KPLB, Class A, 2.770%, 05/25/25	5,239
2,000	Series KS01, Class A2, 2.522%, 01/25/23	2,074
7,200	FORT CRE LLC, Series 2016-1A, Class D, VAR, 6.350%, 05/31/36 (e)	7,200
	FREMF Mortgage Trust,
3,099	Series 2014-K39, Class C, VAR, 4.282%, 08/25/47 (e)	3,063
6,000	Series 2015-K720, Class B, VAR, 3.506%, 07/25/22 (e)	5,888
3,250	Series 2016-K722, Class B, VAR, 3.966%, 07/25/49 (e)	3,201
	Government National Mortgage Association,
1,873	Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	2,019
1,872	Series 2014-168, Class VB, VAR, 3.491%, 06/16/47	2,029
2,684	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,728
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	652
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,455
7,390	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.747%, 11/10/39 (e)	—	(h)
	JP Morgan Chase Commercial Mortgage Securities Trust,
15,118	Series 2006-CB15, Class X1, IO, VAR, 0.482%, 06/12/43	15

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	595
875	Series 2007-C1, Class A4, 5.716%, 02/15/51	900
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,944
	LB-UBS Commercial Mortgage Trust,
10,134	Series 2006-C1, Class XCL, IO, VAR, 0.338%, 02/15/41 (e)	1
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	1,938
495	Series 2007-C2, Class A3, 5.430%, 02/15/40	500
838	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	865
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	1,061
	Morgan Stanley Capital I Trust,
240	Series 2007-T27, Class A4, VAR, 5.818%, 06/11/42	246
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,268
1,500	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,546
	Morgan Stanley Re-REMIC Trust,
2,676	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	2,663
2,085	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	2,067
3,410	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	3,053
486	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.524%, 08/25/29 (e)	491
	PFP Ltd., (Cayman Islands),
759	Series 2015-2, Class A, VAR, 1.958%, 07/14/34 (e)	754
704	Series 2015-2, Class C, VAR, 3.758%, 07/14/34 (e)	686
487	Series 2015-2, Class D, VAR, 4.508%, 07/14/34 (e)	470
	RAIT Trust,
363	Series 2014-FL3, Class A, VAR, 1.758%, 12/15/31 (e)	358
2,475	Series 2015-FL5, Class B, VAR, 4.408%, 01/15/31 (e)	2,475
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	2,203

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

981	Resource Capital Corp., Ltd., (Cayman Islands), Series 2015-CRE4, Class B, VAR, 3.507%, 08/15/32 (e)	922
374	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	374
6,619	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.274%, 05/10/45 (e)	639
3,015	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,194
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,408
14,264	Series 2012-C2, Class XA, IO, VAR, 1.797%, 05/10/63 (e)	775
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	915
	VNDO Mortgage Trust,
2,991	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	3,141
2,500	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,687
7,576	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, VAR, 0.165%, 03/15/45 (e)	—	(h)
	Wells Fargo Commercial Mortgage Trust,
3,000	Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	3,073
1,458	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,598
17	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	17
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,379
1,200	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,288
750	Series 2013-C11, Class D, VAR, 4.317%, 03/15/45 (e)	703

	Total Commercial Mortgage-Backed Securities (Cost $140,388)	143,975

Mortgage Pass-Through Securities — 39.5%
	Federal Home Loan Mortgage Corp.,
155	ARM, 2.429%, 05/01/37	162
191	ARM, 2.496%, 11/01/36	202
258	ARM, 2.515%, 11/01/36	272
170	ARM, 2.592%, 10/01/36	178
388	ARM, 2.593%, 11/01/36	411

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	233

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
122	ARM, 2.605%, 12/01/33	129
155	ARM, 2.617%, 11/01/36	164
68	ARM, 2.628%, 10/01/37	73
168	ARM, 2.631%, 08/01/36	176
181	ARM, 2.634%, 01/01/35	192
320	ARM, 2.647%, 10/01/36	336
47	ARM, 2.652%, 02/01/37	50
90	ARM, 2.664%, 03/01/35	95
165	ARM, 2.677%, 03/01/36	175
14	ARM, 2.732%, 01/01/30	15
164	ARM, 2.796%, 02/01/37	174
98	ARM, 2.811%, 09/01/37	103
161	ARM, 2.820%, 05/01/36	170
617	ARM, 2.842%, 03/01/37	647
151	ARM, 2.856%, 04/01/34	160
107	ARM, 2.885%, 12/01/36	114
193	ARM, 2.912%, 09/01/36	205
638	ARM, 2.947%, 10/01/36	678
155	ARM, 2.959%, 05/01/38	163
159	ARM, 3.003%, 12/01/35	168
90	ARM, 3.031%, 02/01/37	95
358	ARM, 3.063%, 06/01/36	379
237	ARM, 3.101%, 04/01/38	252
91	ARM, 3.157%, 07/01/37	95
85	ARM, 3.255%, 02/01/37	91
196	ARM, 3.442%, 03/01/36	206
27	ARM, 6.335%, 10/01/36	28
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
20	4.500%, 10/01/18	21
33	5.000%, 12/01/18	34
341	5.500%, 06/01/17 - 12/01/22	367
178	6.000%, 06/01/17 - 03/01/22	184
89	6.500%, 02/01/17 - 03/01/22	93
10	7.000%, 03/01/17 - 07/01/17	10
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,550	4.000%, 02/01/32	1,673
969	5.500%, 05/01/27 - 03/01/28	1,096
273	6.000%, 12/01/22 - 02/01/24	311
374	6.500%, 01/01/28	436
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
27,720	3.500%, 12/01/45 - 08/01/46 (w)	29,248
152	4.000%, 10/01/33	163
11,879	4.500%, 05/01/41 - 10/01/41	13,056

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

11,044	5.000%, 11/01/35 - 06/01/44	12,248
2,168	5.500%, 01/01/33 - 03/01/40	2,463
383	6.000%, 11/01/28 - 12/01/33	441
2,035	6.500%, 05/01/24 - 03/01/38	2,427
749	7.000%, 07/01/29 - 10/01/36	889
48	7.500%, 09/01/38	59
18	8.500%, 08/01/30	18
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
693	7.500%, 01/01/32 - 12/01/36	821
232	10.000%, 10/01/30	253
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
24,712	3.500%, 10/01/32 - 06/01/43	26,359
19,450	4.000%, 09/01/32 - 01/01/46	21,038
3,443	4.500%, 01/01/46	3,835
383	5.500%, 02/01/18 - 12/01/35	401
1,589	6.000%, 02/01/33 - 04/01/36	1,790
2,609	6.500%, 11/01/36 - 10/17/38	2,989
18	10.500%, 07/20/21	18
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1	7.500%, 03/01/17 - 05/01/17	1
	Federal National Mortgage Association,
148	ARM, 2.075%, 10/01/34	156
374	ARM, 2.176%, 08/01/34	385
2	ARM, 2.242%, 03/01/19	2
168	ARM, 2.297%, 01/01/33	174
182	ARM, 2.310%, 07/01/33	188
248	ARM, 2.364%, 11/01/33	263
238	ARM, 2.370%, 02/01/35	246
212	ARM, 2.380%, 10/01/34	224
157	ARM, 2.382%, 09/01/34	166
1,657	ARM, 2.395%, 01/01/35	1,731
125	ARM, 2.403%, 09/01/35	131
125	ARM, 2.408%, 01/01/36	131
260	ARM, 2.452%, 10/01/34	273
146	ARM, 2.470%, 02/01/35	152
387	ARM, 2.475%, 09/01/36	406
118	ARM, 2.488%, 06/01/35	124
65	ARM, 2.527%, 11/01/33	69
223	ARM, 2.532%, 11/01/37	233
139	ARM, 2.539%, 02/01/34	148
93	ARM, 2.547%, 01/01/34	98
127	ARM, 2.552%, 04/01/34	132
352	ARM, 2.555%, 05/01/35	370

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
275		ARM, 2.557%, 10/01/36	292
214		ARM, 2.565%, 10/01/34	226
9		ARM, 2.585%, 09/01/27	10
244		ARM, 2.603%, 08/01/36	256
179		ARM, 2.606%, 08/01/34	189
423		ARM, 2.650%, 12/01/37	449
425		ARM, 2.671%, 07/01/37	454
168		ARM, 2.685%, 09/01/33	179
210		ARM, 2.720%, 12/01/36	220
276		ARM, 2.729%, 07/01/33	293
176		ARM, 2.741%, 11/01/36	187
45		ARM, 2.753%, 01/01/38	46
318		ARM, 2.762%, 04/01/34 - 04/01/35	335
567		ARM, 2.764%, 04/01/35	598
311		ARM, 2.791%, 10/01/34	330
175		ARM, 2.810%, 12/01/36	185
210		ARM, 2.835%, 05/01/34	222
127		ARM, 2.841%, 10/01/36	135
56		ARM, 2.844%, 05/01/35	59
89		ARM, 2.845%, 05/01/35	93
135		ARM, 2.864%, 06/01/34	142
223		ARM, 3.020%, 07/01/36	237
107		ARM, 3.073%, 07/01/37	112
325		ARM, 3.075%, 06/01/36	346
2,569		ARM, 3.362%, 03/01/36	2,700
21		ARM, 3.824%, 03/01/29	23
		Federal National Mortgage Association, 15 Year, Single Family,
76		4.500%, 03/01/19	78
536		5.000%, 06/01/18 - 08/01/24	564
625		5.500%, 11/01/18 - 11/01/23	654
308		6.000%, 08/01/17 - 08/01/21	318
413		6.500%, 03/01/17 - 02/01/24	449
72		7.000%, 05/01/17 - 08/01/21	75
—	(h)	7.500%, 03/01/17	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
6,745		3.500%, 12/01/30 - 08/01/32	7,170
3,417		4.000%, 01/01/35	3,748
239		6.000%, 09/01/29	274
644		6.500%, 05/01/22 - 12/01/27	743
12		7.500%, 09/01/21	13
		Federal National Mortgage Association, 30 Year, FHA/VA,
46		6.000%, 09/01/33	52
2,518		6.500%, 02/01/29 - 08/01/39	2,919

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

98	7.000%, 10/01/28 - 02/01/33	112
34	8.000%, 06/01/28	39
8	8.500%, 03/01/30 - 06/01/30	9
76	9.000%, 05/01/18 - 06/01/31	84
4	10.000%, 07/01/19	4
3	10.500%, 11/01/18	3
5	11.000%, 04/01/19	5
	Federal National Mortgage Association, 30 Year, Single Family,
12,612	3.000%, 07/01/43 - 08/01/43	13,208
15,131	3.500%, 03/01/43 - 06/01/43	15,999
21,187	4.000%, 08/01/33 - 04/01/46	22,949
749	4.500%, 05/01/29 - 09/01/34	820
872	5.000%, 06/01/33 - 09/01/35	982
2,613	5.500%, 11/01/32 - 05/01/40	3,008
2,777	6.000%, 12/01/28 - 11/01/38	3,232
2,417	6.500%, 11/01/29 - 09/01/38	2,841
6,235	7.000%, 04/01/20 - 02/01/39	7,453
2,082	7.500%, 08/01/36 - 04/01/39	2,674
534	8.000%, 03/01/27 - 10/01/36	652
76	8.500%, 12/01/27 - 02/01/30	85
5	9.500%, 07/01/28	5
3	10.000%, 02/01/24	3
	Federal National Mortgage Association, Other,
1,938	ARM, 0.845%, 03/01/25	1,944
1,944	ARM, 0.935%, 08/01/22	1,946
7,329	ARM, 1.255%, 12/01/25	7,322
3,647	VAR, 1.265%, 03/01/22	3,658
92	VAR, 2.725%, 08/01/34	97
2,347	VAR, 6.070%, 11/01/18	2,420
463	1.660%, 11/01/17	462
2,000	1.690%, 12/01/19	2,011
1,884	1.750%, 06/01/20	1,898
2,830	2.000%, 12/01/20	2,887
20,000	2.010%, 06/01/20	20,346
4,051	2.150%, 01/01/23	4,142
1,638	2.240%, 12/01/22	1,683
7,979	2.340%, 12/01/22 - 01/01/23	8,226
11,955	2.370%, 11/01/22 - 12/01/22	12,346
1,872	2.380%, 11/01/22	1,934
703	2.395%, 01/01/22	727
6,000	2.400%, 12/01/22 - 02/01/23	6,196
5,601	2.410%, 11/01/22	5,782
3,262	2.420%, 12/01/22	3,370
5,800	2.460%, 02/01/23	5,973
2,889	2.470%, 09/01/22 - 11/01/22	2,997

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	235

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
4,862	2.510%, 10/01/22 - 06/01/23	5,057
7,576	2.520%, 10/01/22	7,885
11,288	2.530%, 10/01/22 - 12/01/22	11,753
2,500	2.590%, 11/01/21	2,611
5,029	2.600%, 06/01/22	5,248
2,600	2.630%, 09/01/21 - 11/01/21	2,718
1,902	2.640%, 04/01/23	1,991
10,320	2.650%, 08/01/22 - 03/01/23	10,788
2,000	2.660%, 12/01/22	2,129
8,532	2.670%, 07/01/22	8,926
5,686	2.690%, 07/01/22	5,962
5,000	2.700%, 04/01/25	5,235
6,425	2.750%, 03/01/22 - 07/01/22	6,744
7,000	2.760%, 06/01/22	7,378
11,504	2.790%, 06/01/22 - 06/01/27	12,114
1,730	2.810%, 05/01/27	1,823
9,250	2.830%, 07/01/22 - 05/01/27	9,752
1,670	2.840%, 01/01/25	1,766
7,895	2.860%, 05/01/22 - 08/01/22	8,344
1,300	2.870%, 09/01/27	1,358
1,510	2.890%, 01/01/25	1,601
9,534	2.900%, 05/01/22 - 12/01/24	10,093
3,000	2.920%, 05/01/30	3,130
3,704	2.940%, 05/01/22	3,924
6,500	2.950%, 12/01/24 - 11/01/25	6,924
2,026	2.960%, 06/01/30	2,141
4,165	2.970%, 12/01/24 - 06/01/30	4,425
4,937	2.980%, 03/01/22 - 06/01/22	5,245
8,658	2.990%, 02/01/22 - 05/01/31	9,202
8,511	3.000%, 05/01/22 - 08/01/43	8,919
6,138	3.020%, 05/01/22 - 06/01/25	6,538
21,250	3.030%, 12/01/21 - 06/01/31	22,611
2,000	3.040%, 12/01/24	2,142
4,811	3.080%, 05/01/22 - 06/01/27	5,155
7,282	3.090%, 01/01/22	7,740
4,342	3.100%, 05/01/22 - 09/01/25	4,662
4,000	3.110%, 12/01/24	4,304
11,528	3.120%, 01/01/22 - 06/01/35	12,305
8,839	3.130%, 01/01/22 - 06/01/30	9,384
11,206	3.140%, 02/01/22 - 12/01/26	11,998
5,225	3.200%, 02/01/22 - 06/01/30	5,614
2,481	3.230%, 11/01/20	2,635
2,134	3.235%, 10/01/26	2,315
4,857	3.240%, 01/01/22	5,201
1,911	3.270%, 11/01/20	2,036
10,007	3.280%, 10/01/20 - 11/01/30	10,832

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,906	3.290%, 10/01/20 - 08/01/26	7,486
1,005	3.300%, 07/01/30	1,104
2,473	3.320%, 08/01/30	2,702
3,890	3.350%, 11/01/20	4,146
3,644	3.360%, 10/01/20	3,890
5,036	3.370%, 11/01/20 - 09/01/30	5,438
862	3.377%, 10/01/20	918
1,500	3.380%, 12/01/23	1,642
4,161	3.390%, 12/01/29 - 09/01/30	4,559
7,846	3.430%, 09/01/20 - 11/01/21	8,410
2,310	3.460%, 04/01/27	2,533
2,476	3.480%, 12/01/20	2,656
6,418	3.490%, 09/01/23	7,035
50,424	3.500%, 02/01/33 - 06/01/46	53,748
2,500	3.540%, 10/01/20	2,686
4,123	3.543%, 12/01/20	4,420
2,000	3.550%, 02/01/30	2,221
1,538	3.570%, 11/01/34	1,664
3,723	3.590%, 12/01/20 - 08/01/23	4,097
2,736	3.600%, 09/01/20	2,943
2,431	3.610%, 11/01/34	2,652
12,479	3.620%, 09/01/20	13,428
1,955	3.630%, 10/01/29	2,173
6,100	3.670%, 07/01/23	6,770
2,356	3.740%, 07/01/20 - 07/01/23	2,565
5,000	3.765%, 12/01/25	5,617
26,661	3.770%, 01/01/21 - 09/01/21	29,050
6,200	3.830%, 12/01/21	6,832
1,803	3.840%, 09/01/20	1,947
2,302	3.860%, 07/01/21	2,513
2,975	3.870%, 01/01/21	3,237
5,000	3.890%, 09/01/21	5,481
3,433	3.930%, 07/01/20 - 01/01/21	3,724
4,000	3.940%, 07/01/21	4,397
20,043	3.950%, 07/01/20 - 07/01/21	21,870
2,827	3.960%, 08/01/20	3,064
5,586	3.970%, 06/01/21 - 07/01/21	6,121
2,196	3.990%, 07/01/21	2,408
29,190	4.000%, 11/01/33 - 09/01/42	31,560
3,000	4.020%, 06/01/21	3,302
1,600	4.040%, 10/01/20	1,746
3,178	4.050%, 08/01/21	3,497
7,991	4.060%, 07/01/21	8,792
7,506	4.066%, 07/01/20	8,135
2,205	4.070%, 10/01/21	2,435
10,608	4.080%, 11/01/26	12,037

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,829	4.120%, 04/01/20	1,977
8,164	4.160%, 03/01/21 - 07/01/21	8,999
4,307	4.240%, 06/01/21	4,763
2,000	4.250%, 04/01/21	2,215
22,253	4.281%, 01/01/20	23,874
756	4.283%, 01/01/21	829
3,940	4.290%, 06/01/20	4,301
1,434	4.295%, 06/01/21	1,592
1,431	4.300%, 04/01/21	1,587
7,393	4.310%, 06/01/21	8,193
2,331	4.320%, 06/01/21	2,585
2,632	4.330%, 02/01/21 - 07/01/21	2,920
9,000	4.340%, 06/01/21	10,034
5,698	4.350%, 04/01/20 - 02/01/21	6,241
2,676	4.381%, 04/01/20	2,912
6,624	4.399%, 02/01/20	7,202
5,800	4.400%, 02/01/20	6,302
5,854	4.480%, 02/01/21 - 06/01/21	6,533
138	4.500%, 08/01/33	145
3,237	4.552%, 08/01/26	3,755
4,663	4.640%, 01/01/21	5,183
2,788	4.762%, 08/01/26	3,310
3,655	4.970%, 02/01/31	4,361
1,209	5.000%, 04/01/22 - 01/01/36	1,355
985	5.500%, 03/01/17 - 04/01/38	1,078
1,184	6.000%, 02/01/36 - 11/01/39	1,319
217	6.500%, 10/01/35 - 06/01/36	235
1,317	7.000%, 12/01/36 - 10/01/46	1,477
1	10.165%, 06/15/21	1
1	11.000%, 08/20/20	1
6	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	6
	Government National Mortgage Association II, 30 Year, Single Family,
3,530	3.750%, 08/20/46 (w)	3,770
1,922	4.000%, 03/20/46	2,081
2,720	4.250%, 12/20/44	2,975
455	5.500%, 09/20/39	521
2,163	6.000%, 08/20/39	2,507
1,610	6.500%, 10/20/33 - 01/20/39	1,790
12	7.500%, 02/20/28 - 09/20/28	15
19	8.000%, 06/20/26 - 10/20/27	23
12	8.500%, 03/20/25 - 05/20/25	14
	Government National Mortgage Association II, Other,
1,777	3.750%, 12/20/32	1,892

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

2,863		4.433%, 05/20/63	3,095
2,013		4.462%, 05/20/63	2,175
3,059		4.479%, 04/20/63	3,305
107		6.000%, 11/20/38	117
		Government National Mortgage Association, 15 Year, Single Family,
47		6.000%, 06/15/18	48
—	(h)	7.000%, 10/15/16	1
3		7.500%, 11/15/17	3
		Government National Mortgage Association, 30 Year, Single Family,
4,000		4.000%, 08/15/46	4,321
54		6.375%, 08/15/26	61
1,389		6.500%, 10/15/27 - 04/15/33	1,598
1,389		7.000%, 09/15/31 - 03/15/37	1,647
52		7.500%, 11/15/22 - 01/15/33	54
1		8.000%, 09/15/22	1
6		9.000%, 01/15/31	6
154		9.500%, 10/15/24	166
—	(h)	11.000%, 01/15/21	—	(h)
		Government National Mortgage Association, Other, 20 Year, Single Family,
313		6.500%, 08/15/22 - 11/15/23	339
34		7.000%, 08/15/23	37

		Total Mortgage Pass-Through Securities (Cost $1,055,332)	1,100,967

U.S. Treasury Obligations — 1.0%
		U.S. Treasury Bonds,
200		4.375%, 02/15/38	284
200		4.500%, 05/15/38	289
		U.S. Treasury Coupon STRIPS,
2,300		1.841%, 05/15/20 (n)	2,208
140		1.960%, 08/15/23 (n)	126
2,350		2.266%, 02/15/24 (n)	2,095
6,000		2.332%, 05/15/21 (n)	5,658
1,500		2.340%, 05/15/22 (n)	1,387
500		2.582%, 05/15/23 (n)	452
1,000		2.586%, 11/15/22 (n)	915
2,360		2.657%, 02/15/23 (n)	2,147
750		3.040%, 02/15/33 (n)	535
500		3.305%, 08/15/30 (n)	381
800		3.330%, 02/15/30 (n)	618
800		3.393%, 08/15/31 (n)	596
650		5.880%, 11/15/30 (n)	492
500		6.099%, 02/15/29 (n)	396
200		6.294%, 08/15/28 (n)	160

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	237

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
	U.S. Treasury Notes,
700	1.750%, 10/31/20	717
4,300	1.750%, 05/15/23	4,389
2,500	2.000%, 10/31/21	2,592
1,000	2.125%, 12/31/21	1,044

	Total U.S. Treasury Obligations (Cost $25,634)	27,481

Loan Assignment — 0.2%
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
5,462	Lila Mexican Holdings LLC, Tranche B Term Loan, VAR, 3.508%, 08/11/22 (Cost $5,295)	5,333

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 6.8%
	Investment Company — 6.8%
188,596	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $188,596)	188,596

	Total Investments — 100.6% (Cost $2,710,415)	2,798,950
	Liabilities in Excess of Other Assets — (0.6)%	(16,452)

	NET ASSETS — 100.0%	$2,782,498

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 8.9%
3,546	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.288%, 12/27/22 (e)	3,547
1,170	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.668%, 04/25/36	1,166
2,390	Ally Auto Receivables Trust, Series 2016-1, Class A2A, 1.200%, 08/15/18	2,392
3,025	Ally Master Owner Trust, Series 2014-3, Class A, 1.330%, 03/15/19	3,026
	American Credit Acceptance Receivables Trust,
1,003	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	1,002
1,127	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	1,126
3,022	Series 2015-3, Class A, 1.950%, 09/12/19 (e)	3,025
3,576	Series 2016-3, Class A, 1.700%, 11/12/20 (e)	3,573
4,875	Series 2016-1A, Class A, 2.370%, 05/12/20 (e)	4,896
	American Express Credit Account Master Trust,
4,565	Series 2014-2, Class A, 1.260%, 01/15/20	4,572
3,602	Series 2014-3, Class A, 1.490%, 04/15/20	3,618
	AmeriCredit Automobile Receivables Trust,
198	Series 2013-5, Class A3, 0.900%, 09/10/18	198
200	Series 2014-1, Class A3, 0.900%, 02/08/19	200
2,545	Series 2014-2, Class A3, 0.940%, 02/08/19	2,543
7,869	Series 2015-1, Class A3, 1.260%, 11/08/19	7,865
6,936	Series 2015-2, Class A3, 1.270%, 01/08/20	6,931
3,446	Series 2015-4, Class A3, 1.700%, 07/08/20	3,456
1,917	Series 2016-1, Class A3, 1.810%, 10/08/20	1,926
40	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.649%, 08/25/32	37
6,428	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	6,415
	Bear Stearns Asset-Backed Securities Trust,
319	Series 2003-SD2, Class 2A, VAR, 3.261%, 06/25/43	300
303	Series 2006-SD1, Class A, VAR, 0.894%, 04/25/36	294
7,535	BMW Vehicle Lease Trust, Series 2016-1, Class A3, 1.340%, 01/22/19	7,516

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,545	BMW Vehicle Owner Trust, Series 2013-A, Class A4, 1.120%, 04/27/20	1,545
1,197	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,192
	Cabela’s Credit Card Master Note Trust,
7,000	Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	7,009
7,605	Series 2016-1, Class A1, 1.780%, 06/15/22	7,586
	Capital Auto Receivables Asset Trust,
1,306	Series 2013-4, Class A3, 1.090%, 03/20/18	1,306
4,073	Series 2014-1, Class A3, 1.320%, 06/20/18	4,075
548	Series 2014-2, Class A3, 1.260%, 05/21/18	547
2,099	Series 2014-3, Class A3, 1.480%, 11/20/18	2,099
4,500	Series 2015-3, Class A2, 1.720%, 01/22/19	4,518
13,930	Series 2015-3, Class A3, 1.940%, 01/21/20	13,997
5,128	Series 2015-4, Class A2, 1.620%, 03/20/19	5,132
3,483	Series 2016-1, Class A3, 1.730%, 04/20/20	3,488
	Capital One Multi-Asset Execution Trust,
3,540	Series 2013-A3, Class A3, 0.960%, 09/16/19	3,540
2,000	Series 2015-A7, Class A7, 1.450%, 08/16/21	2,009
	CarFinance Capital Auto Trust,
569	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	569
1,550	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	1,551
5,999	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	5,969
3,203	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	3,185
	CarMax Auto Owner Trust,
482	Series 2013-4, Class A3, 0.800%, 07/16/18	482
842	Series 2014-3, Class A3, 1.160%, 06/17/19	842
2,898	Series 2014-4, Class A3, 1.250%, 11/15/19	2,901
7,075	Series 2015-1, Class A3, 1.380%, 11/15/19	7,091

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	239

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,609	Series 2015-2, Class A3, 1.370%, 03/16/20	2,615
13,250	Series 2015-4, Class A3, 1.560%, 11/16/20	13,321
3,543	Series 2016-1, Class A3, 1.610%, 11/16/20	3,560
9,560	Series 2016-2, Class A3, 1.520%, 02/16/21	9,592
2,758	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	2,755
2,281	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	2,302
	Chrysler Capital Auto Receivables Trust,
4,889	Series 2015-BA, Class A3, 1.910%, 03/16/20 (e)	4,898
17,654	Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	17,688
3,500	Series 2016-AA, Class A4, 1.960%, 01/18/22 (e)	3,508
1,487	CIT Equipment Collateral, Series 2014-VT1, Class A3, 1.500%, 10/21/19 (e)	1,486
1,931	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	1,929
	Citibank Credit Card Issuance Trust,
2,625	Series 2007-A8, Class A8, 5.650%, 09/20/19	2,749
4,750	Series 2014-A8, Class A8, 1.730%, 04/09/20	4,799
	CNH Equipment Trust,
433	Series 2013-C, Class A3, 1.020%, 08/15/18	433
1,997	Series 2014-A, Class A3, 0.840%, 05/15/19	1,995
5,330	Series 2014-A, Class A4, 1.500%, 05/15/20	5,333
1,010	Series 2016-B, Class A3, 1.630%, 08/15/21	1,011
7,047	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	7,048
1,029	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	1,029
	CPS Auto Receivables Trust,
1,886	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	1,888
472	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	467

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

96	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	96
362	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	362
366	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	366
1,202	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	1,200
3,357	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	3,351
2,693	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	2,690
2,880	Series 2015-C, Class A, 1.770%, 06/17/19 (e)	2,887
10,083	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	10,117
5,740	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	5,753
	CPS Auto Trust,
686	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	685
1,026	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	1,023
	Credit Acceptance Auto Loan Trust,
11,969	Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	11,967
20,249	Series 2015-1A, Class A, 2.000%, 07/15/22 (e)	20,268
6,890	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	6,907
82	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	89
402	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.424%, 10/25/34	377
9,435	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	9,620
	Drive Auto Receivables Trust,
15,000	Series 2015-DA, Class B, 2.590%, 12/16/19 (e)	15,075
3,459	Series 2016-BA, Class A3, 1.670%, 07/15/19 (e)	3,457
	DT Auto Owner Trust,
1,879	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	1,879
1,830	Series 2015-3A, Class A, 1.660%, 03/15/19 (e)	1,831

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
9,616	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	9,633
5,814	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	5,808
6,913	Series 2016-3A, Class A, 1.750%, 11/15/19 (e)	6,905
	Exeter Automobile Receivables Trust,
23	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	23
741	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	740
10,379	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	10,389
4,031	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	4,021
15,746	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	15,736
5,752	Series 2016-1A, Class A, 2.350%, 07/15/20 (e)	5,755
6	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.134%, 09/25/29	7
	Fifth Third Auto Trust,
2,210	Series 2014-2, Class A4, 1.380%, 12/15/20	2,214
5,113	Series 2015-1, Class A3, 1.420%, 03/16/20	5,123
	First Investors Auto Owner Trust,
239	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	239
3,222	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	3,218
3,292	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	3,286
11,474	Series 2016-1A, Class A1, 1.920%, 05/15/20 (e)	11,492
5,827	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	5,809
	Flagship Credit Auto Trust,
704	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	704
676	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	675
3,325	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	3,315
5,205	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	5,185
6,684	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	6,710

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,683	Series 2016-2, Class A1, 2.280%, 05/15/20 (e)	6,689
	Ford Credit Auto Lease Trust,
2,039	Series 2014-B, Class A3, 0.890%, 09/15/17	2,039
14,125	Series 2015-A, Class A3, 1.130%, 06/15/18	14,120
	Ford Credit Auto Owner Trust,
225	Series 2013-C, Class A3, 0.820%, 12/15/17	225
1,669	Series 2015-A, Class A3, 1.280%, 09/15/19	1,672
6,799	Series 2015-B, Class A3, 1.160%, 11/15/19	6,802
2,596	Series 2015-C, Class A3, 1.410%, 02/15/20	2,602
2,004	Series 2016-B, Class A3, 1.330%, 10/15/20	2,009
6,797	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	6,762
659	GE Equipment Small Ticket LLC, Series 2014-1A, Class A3, 0.950%, 09/25/17 (e)	658
	GLS Auto Receivables Trust,
4,484	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	4,475
19,083	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	19,179
4,405	GM Financial Automobile Leasing Trust, Series 2015-1, Class A3, 1.530%, 09/20/18	4,420
1,562	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,562
	GO Financial Auto Securitization Trust,
1,106	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	1,104
4,195	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	4,216
14,689	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class AT1, 2.302%, 10/15/46 (e)	14,684
	Honda Auto Receivables Owner Trust,
462	Series 2013-4, Class A3, 0.690%, 09/18/17	462
5,397	Series 2016-1, Class A3, 1.220%, 12/18/19	5,394
1,911	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.712%, 11/20/36	1,906

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	241

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Hyundai Auto Lease Securitization Trust,
4,102	Series 2015-B, Class A3, 1.400%, 11/15/18 (e)	4,113
4,000	Series 2016-A, Class A3, 1.600%, 07/15/19 (e)	4,010
	Hyundai Auto Receivables Trust,
298	Series 2014-A, Class A3, 0.790%, 07/16/18	298
3,046	Series 2014-A, Class A4, 1.320%, 08/15/19	3,050
1,559	Series 2015-B, Class A3, 1.120%, 11/15/19	1,557
3,416	Series 2015-B, Class A4, 1.480%, 06/15/21	3,408
5,577	Series 2015-C, Class A3, 1.460%, 02/18/20	5,593
1,600	Series 2016-A, Class A3, 1.560%, 09/15/20	1,612
	John Deere Owner Trust,
1,928	Series 2014-B, Class A3, 1.070%, 11/15/18	1,927
1,961	Series 2015-B, Class A3, 1.440%, 10/15/19	1,964
20,283	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	19,770
	Mercedes-Benz Auto Lease Trust,
3,138	Series 2015-A, Class A4, 1.210%, 10/15/20	3,139
7,836	Series 2015-B, Class A3, 1.340%, 07/16/18	7,853
5,105	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A4, 1.750%, 12/15/21	5,155
628	Mid-State Trust VI, Series 6, Class A1, 7.340%, 07/01/35	666
373	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.774%, 03/25/33	348
253	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.624%, 12/25/31	251
1,657	Nationstar HECM Loan Trust, Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	1,657
4,521	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 1.015%, 12/07/20	4,508
8,715	Nissan Auto Lease Trust, Series 2015-B, Class A3, 1.540%, 04/16/18	8,745
	Nissan Auto Receivables Owner Trust,
1,870	Series 2015-B, Class A3, 1.340%, 03/16/20	1,872

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,582	Series 2016-A, Class A3, 1.340%, 10/15/20	4,595
3,130	Series 2016-B, Class A3, 1.320%, 01/15/21	3,137
5,628	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.751%, 06/15/49 (e)	5,609
4,299	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	4,261
5,501	Ocwen Master Advance Receivables Trust, Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	5,504
5,139	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	5,131
	OneMain Financial Issuance Trust,
3,499	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	3,503
10,263	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	10,278
11,832	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	11,960
16,951	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	16,969
19,336	Oportun Funding II LLC, Series 2016-A, Class A, 4.700%, 03/08/21 (e)	19,336
1,022	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	1,016
7,636	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	7,638
11,173	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	11,176
10,622	Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,762
8,000	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	8,015
10	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	10
2,610	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	2,610
	Santander Drive Auto Receivables Trust,
418	Series 2014-4, Class A3, 1.080%, 09/17/18	417
5,029	Series 2016-1, Class A2A, 1.410%, 07/15/19	5,032
2,362	Series 2016-2, Class A3, 1.560%, 05/15/20	2,364

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,680	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.850%, 01/18/22 (e)	2,675
2,628	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	2,622
10,633	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	10,641
	Springleaf Funding Trust,
9,407	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	9,413
15,120	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	15,248
2,986	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	2,970
	Synchrony Credit Card Master Note Trust,
7,500	Series 2012-6, Class A, 1.360%, 08/17/20	7,540
4,800	Series 2015-2, Class A, 1.600%, 04/15/21	4,821
9,388	Series 2016-1, Class A, 2.040%, 03/15/22	9,511
871	Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.300%, 04/15/20	871
5,462	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.458%, 10/15/18 (e)	5,380
3,519	United Auto Credit Securitization Trust, Series 2016-1, Class A, 2.000%, 10/15/17 (e)	3,518
10,518	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	10,493
1,236	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 01/20/21 (e)	1,236
6,953	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	6,948
1,036	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	1,035
5,199	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	5,252
2,576	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	2,595
7,163	VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	7,198
5,254	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	5,258
9,807	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	9,804

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

10,385		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	10,380
9,367		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	9,354
5,145		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	5,148
4,392		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	4,390
11,223		VOLT XXXIV LLC, Series 2015-NPL7, Class A1, SUB, 3.250%, 02/25/55 (e)	11,193
4,994		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	5,031
5,305		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	5,303
		Westlake Automobile Receivables Trust,
8,391		Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	8,397
2,610		Series 2016-2A, Class A2, 1.570%, 06/17/19 (e)	2,606
		World Financial Network Credit Card Master Trust,
13,905		Series 2015-B, Class A, 2.550%, 06/17/24	14,279
3,600		Series 2016-A, Class A, 2.030%, 04/15/25	3,625
3,168		World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 01/15/20	3,167
3,527		World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.450%, 08/15/19	3,538

		Total Asset-Backed Securities (Cost $979,218)	980,889

Collateralized Mortgage Obligations — 4.2%
		Agency CMO — 3.7%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
453		Series 31, Class Z, 8.000%, 04/25/24	517
87		Series 56, Class Z, 7.500%, 09/20/26	101
		Federal Home Loan Mortgage Corp. REMIC,
—	(h)	Series 2, Class Z, 9.300%, 03/15/19	—	(h)
1		Series 12, Class A, 9.250%, 11/15/19	1
1		Series 16, Class D, 10.000%, 10/15/19	1
5		Series 17, Class I, 9.900%, 10/15/19	5
9		Series 23, Class F, 9.600%, 04/15/20	10
5		Series 26, Class F, 9.500%, 02/15/20	5
1		Series 81, Class A, 8.125%, 11/15/20	1
6		Series 85, Class C, 8.600%, 01/15/21	6
4		Series 99, Class Z, 9.500%, 01/15/21	4

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	243

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1		Series 159, Class H, 4.500%, 09/15/21	1
2		Series 189, Class D, 6.500%, 10/15/21	2
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
1		Series 1053, Class G, 7.000%, 03/15/21	1
4		Series 1056, Class KZ, 6.500%, 03/15/21	4
1		Series 1074, Class H, 8.500%, 05/15/21	1
5		Series 1082, Class C, 9.000%, 05/15/21	5
3		Series 1087, Class I, 8.500%, 06/15/21	3
10		Series 1125, Class Z, 8.250%, 08/15/21	11
9		Series 1142, Class IA, 7.000%, 10/15/21	9
1		Series 1169, Class G, 7.000%, 11/15/21	1
15		Series 1343, Class LA, 8.000%, 08/15/22	17
3		Series 1424, Class F, VAR, 1.240%, 11/15/22	3
75		Series 1480, Class LZ, 7.500%, 03/15/23	82
183		Series 1560, Class Z, 7.000%, 08/15/23	199
62		Series 1754, Class Z, 8.500%, 09/15/24	71
151		Series 1779, Class Z, 8.500%, 04/15/25	174
2		Series 1807, Class G, 9.000%, 10/15/20	2
281		Series 1888, Class Z, 7.000%, 08/15/26	310
1		Series 2358, Class PD, 6.000%, 09/15/16	1
2		Series 2390, Class CH, 5.500%, 12/15/16	2
342		Series 2418, Class MF, 6.000%, 02/15/22	379
8		Series 2425, Class JH, 6.000%, 03/15/17	8
48		Series 2453, Class BD, 6.000%, 05/15/17	49
21		Series 2458, Class OE, 6.000%, 06/15/17	21
21		Series 2496, Class BK, 5.500%, 09/15/17	22
23		Series 2503, Class TG, 5.500%, 09/15/17	24
31		Series 2508, Class AQ, 5.500%, 10/15/17	31
109		Series 2513, Class DB, 5.000%, 10/15/17	111
355		Series 2542, Class ES, 5.000%, 12/15/17	362
373		Series 2546, Class C, 5.000%, 12/15/17	380
1,211		Series 2638, Class JG, 5.000%, 02/15/33	1,267
3,713		Series 2682, Class JG, 4.500%, 10/15/23	4,004
1,238		Series 2707, Class PE, 5.000%, 11/15/18	1,267
5,980		Series 2750, Class DE, 4.500%, 02/15/19	6,131
710		Series 2761, Class CB, 4.000%, 03/15/19	727
3,370		Series 2843, Class BC, 5.000%, 08/15/19	3,475
1,254		Series 2864, Class NB, 5.500%, 07/15/33	1,299
1,038		Series 2976, Class HZ, 4.500%, 05/15/35	1,120
2,688		Series 2988, Class TY, 5.500%, 06/15/25	2,985
4,230		Series 2989, Class MU, IF, IO, 6.492%, 07/15/34	894
5,468		Series 2989, Class TG, 5.000%, 06/15/25	5,971

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
453	Series 2995, Class FT, VAR, 0.758%, 05/15/29	451
883	Series 3002, Class BN, 5.000%, 07/15/35	974
2,988	Series 3005, Class ED, 5.000%, 07/15/25	3,265
65	Series 3005, Class PV, IF, 11.931%, 10/15/33	78
1,257	Series 3305, Class IW, IF, IO, 5.942%, 04/15/37	182
22,003	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,153
1,850	Series 3429, Class S, IF, IO, 6.312%, 03/15/38	299
2,099	Series 3546, Class A, VAR, 2.261%, 02/15/39	2,145
329	Series 3564, Class JA, 4.000%, 01/15/18	335
2,221	Series 3572, Class JS, IF, IO, 6.292%, 09/15/39	330
6,748	Series 3609, Class SA, IF, IO, 5.832%, 12/15/39	1,559
10,668	Series 3747, Class HI, IO, 4.500%, 07/15/37	396
3,085	Series 3784, Class S, IF, IO, 6.092%, 07/15/23	298
7,722	Series 3855, Class AM, 6.500%, 11/15/36	8,577
5,468	Series 3977, Class AB, 3.000%, 09/15/29	5,600
4,613	Series 4088, Class LE, 4.000%, 10/15/40	4,789
15,415	Series 4141, Class BI, IO, 2.500%, 12/15/27	1,305
23,238	Series 4229, Class MA, 3.500%, 05/15/41	24,750
14,498	Series 4305, Class A, 3.500%, 06/15/48	15,122
10,908	Series 4305, Class KA, 3.000%, 03/15/38	11,144
22,167	Series 4374, Class NC, SUB, 2.750%, 02/15/46	22,958
	Federal National Mortgage Association - ACES,
3,534	Series 2011-M2, Class A1, 2.019%, 04/25/21	3,555
212	Series 2014-M5, Class FA, VAR, 0.825%, 01/25/17	212
	Federal National Mortgage Association REMIC,
2	Series 1988-7, Class Z, 9.250%, 04/25/18	2
1	Series 1988-13, Class C, 9.300%, 05/25/18	1
2	Series 1988-15, Class A, 9.000%, 06/25/18	2
1	Series 1988-16, Class B, 9.500%, 06/25/18	1
2	Series 1989-2, Class D, 8.800%, 01/25/19	2

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
6		Series 1989-27, Class Y, 6.900%, 06/25/19	7
1		Series 1989-54, Class E, 8.400%, 08/25/19	2
2		Series 1989-66, Class J, 7.000%, 09/25/19	2
1		Series 1989-70, Class G, 8.000%, 10/25/19	1
15		Series 1989-72, Class E, 9.350%, 10/25/19	16
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
1		Series 1989-96, Class H, 9.000%, 12/25/19	1
3		Series 1990-7, Class B, 8.500%, 01/25/20	3
2		Series 1990-12, Class G, 4.500%, 02/25/20	2
6		Series 1990-19, Class G, 9.750%, 02/25/20	7
8		Series 1990-58, Class J, 7.000%, 05/25/20	8
10		Series 1990-61, Class H, 7.000%, 06/25/20	10
5		Series 1990-106, Class J, 8.500%, 09/25/20	5
3		Series 1990-109, Class J, 7.000%, 09/25/20	3
3		Series 1990-111, Class Z, 8.750%, 09/25/20	4
2		Series 1990-117, Class E, 8.950%, 10/25/20	2
3		Series 1990-123, Class G, 7.000%, 10/25/20	3
4		Series 1990-132, Class Z, 7.000%, 11/25/20	4
66		Series 1990-137, Class X, 9.000%, 12/25/20	72
1		Series 1991-53, Class J, 7.000%, 05/25/21	1
3		Series 1991-130, Class C, 9.000%, 09/25/21	3
—	(h)	Series 1992-96, Class B, PO, 05/25/22	—	(h)
631		Series 1992-131, Class KB, 8.000%, 08/25/22	702
546		Series 1992-185, Class L, 8.000%, 10/25/22	614
2		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	3
16		Series 1993-235, Class G, PO, 09/25/23	15

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
1,178		Series 1994-15, Class ZK, 5.500%, 02/25/24	1,257
1,400		Series 1994-43, Class PK, 6.350%, 02/25/24	1,482
—	(h)	Series 1995-W3, Class A, 9.000%, 04/25/25	1
926		Series 1999-6, Class PB, 6.000%, 03/25/19	993
7,079		Series 2001-81, Class HE, 6.500%, 01/25/32	8,171
22		Series 2002-2, Class MG, 6.000%, 02/25/17	23
2		Series 2002-3, Class OG, 6.000%, 02/25/17	2
6		Series 2002-28, Class LD, 6.000%, 05/25/17	6
14		Series 2002-58, Class HC, 5.500%, 09/25/17	14
48		Series 2002-59, Class UC, 5.500%, 09/25/17	48
27		Series 2002-63, Class KC, 5.000%, 10/25/17	27
6,235		Series 2002-64, Class PG, 5.500%, 10/25/32	7,023
161		Series 2003-16, Class LJ, 5.000%, 03/25/18	164
1,532		Series 2003-24, Class PD, 5.000%, 04/25/18	1,562
566		Series 2003-42, Class CI, IO, 6.500%, 05/25/33	58
804		Series 2003-49, Class IO, IO, 6.500%, 06/25/33	138
440		Series 2003-57, Class IB, IO, 5.000%, 06/25/18	15
49		Series 2003-89, Class DC, 5.000%, 12/25/32	49
396		Series 2003-92, Class HP, 4.500%, 09/25/18	406
378		Series 2003-129, Class ME, 5.000%, 08/25/23	386
1,250		Series 2004-60, Class PA, 5.500%, 04/25/34	1,300
496		Series 2004-72, Class F, VAR, 1.024%, 09/25/34	495
72		Series 2004-101, Class AR, 5.500%, 01/25/35	80
3,212		Series 2005-19, Class PA, 5.500%, 07/25/34	3,419

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	245

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,441	Series 2005-38, Class FK, VAR, 0.824%, 05/25/35	1,436
97	Series 2005-84, Class MB, 5.750%, 10/25/35	108
4,099	Series 2006-4, Class PB, 6.000%, 09/25/35	4,501
355	Series 2006-58, Class ST, IF, IO, 6.626%, 07/25/36	64
135	Series 2007-16, Class FC, VAR, 1.274%, 03/25/37	137
241	Series 2007-22, Class SC, IF, IO, 5.556%, 03/25/37	41
4,405	Series 2007-33, Class MS, IF, IO, 6.066%, 04/25/37	609
634	Series 2007-54, Class FA, VAR, 0.924%, 06/25/37	633
2,903	Series 2007-85, Class SH, IF, IO, 5.976%, 09/25/37	421
827	Series 2007-106, Class A7, VAR, 6.150%, 10/25/37	923
444	Series 2008-18, Class SE, IF, IO, 5.746%, 03/25/38	72
294	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	28
1,220	Series 2008-93, Class AM, 5.500%, 06/25/37	1,291
1,437	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	29
3,150	Series 2009-15, Class AC, 5.500%, 03/25/29	3,537
3,284	Series 2009-29, Class LA, VAR, 1.510%, 05/25/39	3,156
1,730	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,922
4,119	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	129
10,038	Series 2009-112, Class SW, IF, IO, 5.726%, 01/25/40	1,554
1,108	Series 2010-58, Class MA, 5.500%, 12/25/38	1,157
2,177	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	108
4,675	Series 2010-64, Class DM, 5.000%, 06/25/40	5,184
3,377	Series 2010-111, Class AE, 5.500%, 04/25/38	3,474
11,517	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	817

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
1,326		Series 2011-36, Class PA, 4.000%, 02/25/39	1,350
5,430		Series 2011-42, Class DE, 3.250%, 11/25/28	5,486
31,013		Series 2012-46, Class KI, IO, 3.500%, 05/25/27	3,510
6,610		Series 2013-1, Class BA, 3.000%, 02/25/40	6,829
11,001		Series 2013-9, Class CB, 5.500%, 04/25/42	12,428
4,007		Series 2013-55, Class BA, 3.000%, 06/25/37	4,127
17,494		Series 2013-83, Class CA, 3.500%, 10/25/37	18,244
11,618		Series 2013-90, Class DK, 3.500%, 12/25/31	12,219
13,260		Series 2013-92, Class A, 3.500%, 12/25/38	13,841
3,897		Series 2013-96, Class CA, 4.000%, 04/25/41	4,115
11,584		Series 2013-96, Class YA, 3.500%, 09/25/38	12,215
17,808		Series 2014-23, Class PA, 3.500%, 08/25/36	18,530
8,060		Series 2016-2, Class GA, 3.000%, 02/25/46	8,390
3		Series G-11, Class Z, 8.500%, 05/25/21	4
—	(h)	Series G-22, Class ZT, 8.000%, 12/25/16	—	(h)
159		Series G92-19, Class M, 8.500%, 04/25/22	178
10		Series G92-35, Class E, 7.500%, 07/25/22	11
304		Series G92-35, Class EA, 8.000%, 07/25/22	329
4		Series G92-40, Class ZC, 7.000%, 07/25/22	4
5		Series G92-44, Class ZQ, 8.000%, 07/25/22	5
8		Series G92-54, Class ZQ, 7.500%, 09/25/22	9
1,604		Series G92-64, Class J, 8.000%, 11/25/22	1,801
723		Series G92-66, Class K, 8.000%, 12/25/22	800
593		Series G94-6, Class PJ, 8.000%, 05/17/24	675
		Federal National Mortgage Association STRIPS,
—	(h)	Series 268, Class 2, IO, 9.000%, 02/25/23	—	(h)
1,069		Series 334, Class 9, IO, 6.000%, 03/25/33	234
447		Series 334, Class 13, IO, VAR, 6.000%, 03/25/33	84

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
484	Series 334, Class 17, IO, VAR, 6.500%, 02/25/33	98
136	Series 334, Class 24, IO, VAR, 5.000%, 02/25/18	3
1,028	Series 343, Class 21, IO, 4.000%, 09/25/18	31
359	Series 345, Class 22, IO, VAR, 4.500%, 05/25/20	12
292	Series 351, Class 28, IO, VAR, 5.000%, 04/25/19	13
360	Series 356, Class 16, IO, VAR, 5.500%, 06/25/35	66
333	Series 359, Class 16, IO, VAR, 5.500%, 10/25/35	55
483	Series 369, Class 19, IO, VAR, 6.000%, 10/25/36	73
280	Series 369, Class 26, IO, VAR, 6.500%, 10/25/36	58
664	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	129
1,181	Series 394, Class C3, IO, 6.500%, 09/25/38	221
4,708	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.784%, 11/25/46	4,717
	Government National Mortgage Association,
635	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	86
5,297	Series 2006-23, Class S, IF, IO, 5.988%, 01/20/36	346
13,210	Series 2006-26, Class S, IF, IO, 5.988%, 06/20/36	2,657
8,182	Series 2007-16, Class KU, IF, IO, 6.138%, 04/20/37	1,484
2,522	Series 2008-75, Class SP, IF, IO, 6.958%, 08/20/38	483
3,338	Series 2009-14, Class KS, IF, IO, 5.788%, 03/20/39	518
975	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	211
8,052	Series 2009-14, Class SA, IF, IO, 5.568%, 03/20/39	1,194
1,841	Series 2009-61, Class PD, 5.000%, 03/16/38	1,866
8,696	Series 2009-106, Class XL, IF, IO, 6.238%, 06/20/37	1,048
415	Series 2010-14, Class QP, 6.000%, 12/20/39	433

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
4,137	Series 2011-48, Class QA, 5.000%, 08/16/39	4,379
6,520	Series 2012-84, Class AB, 5.000%, 07/16/33	6,755
10,256	Series 2012-96, Class WP, 6.500%, 08/16/42	11,911
2,741	Series 2013-88, Class WA, VAR, 4.998%, 06/20/30	2,968
21,734	Series 2013-H05, Class FB, VAR, 0.868%, 02/20/62	21,685
	NCUA Guaranteed Notes Trust,
10,673	Series 2010-R3, Class 1A, VAR, 1.054%, 12/08/20	10,691
3,492	Series 2010-R3, Class 3A, 2.400%, 12/08/20	3,513
3	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	3

		404,629

	Non-Agency CMO — 0.5%
15,223	Ajax Mortgage Loan Trust, Series 2014-A, Class A, SUB, 4.000%, 10/25/57 (e)	15,145
51	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	53
	Banc of America Mortgage Trust,
273	Series 2004-4, Class 4A1, 4.750%, 05/25/19	277
583	Series 2004-5, Class 4A1, 4.750%, 06/25/19	583
1,225	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,243
	BCAP LLC Trust,
442	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	442
5,343	Series 2013-RR4, Class A4A2, 2.000%, 02/13/51 (e)	5,313
153	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.835%, 10/25/33	150
	CHL Mortgage Pass-Through Trust,
122	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	123
116	Series 2004-8, Class 2A1, 4.500%, 06/25/19	118
258	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	265
	Citigroup Mortgage Loan Trust,
2,356	Series 2008-AR4, Class 1A1A, VAR, 2.993%, 11/25/38 (e)	2,344

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	247

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
1,323		Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	1,328
		Citigroup Mortgage Loan Trust, Inc.,
107		Series 2003-UP3, Class A1, 7.000%, 09/25/33	107
1,325		Series 2004-UST1, Class A6, VAR, 2.645%, 08/25/34	1,272
		Credit Suisse First Boston Mortgage Securities Corp.,
65		Series 2003-17, Class 2A6, 3.500%, 07/25/18	65
300		Series 2003-23, Class 8A1, 5.000%, 09/25/18	302
512		Series 2004-8, Class 6A1, 4.500%, 12/25/19	516
637		CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.407%, 12/25/14	514
591		First Horizon Mortgage Pass-Through Trust, Series 2004-7, Class 2A1, 4.750%, 12/25/19	591
2,270		GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 3.328%, 10/19/33	2,243
4,374		Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	4,341
716		Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 1.244%, 02/25/35	710
		JP Morgan Mortgage Trust,
1,898		Series 2004-S2, Class 5A1, 5.500%, 12/25/19	1,899
2,686		Series 2006-A2, Class 4A1, VAR, 3.185%, 08/25/34	2,693
—	(h)	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	—	(h)
		MASTR Alternative Loan Trust,
51		Series 2004-8, Class 6A1, 5.500%, 09/25/19	52
809		Series 2004-8, Class 7A1, 5.000%, 09/25/19	819
		MASTR Asset Securitization Trust,
77		Series 2002-7, Class 1A1, 5.500%, 11/25/17	77
197		Series 2003-2, Class 1A1, 5.000%, 03/25/18	197
135		Series 2003-11, Class 10A1, 5.000%, 12/25/18	135

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
490		Series 2004-6, Class 6A1, 4.500%, 07/25/19	490
—	(h)	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	—	(h)
39		Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	39
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
46		Series 2005-AR1, Class 1A1, VAR, 2.830%, 02/25/35	47
1,845		Series 2005-AR6, Class 4A1, VAR, 0.784%, 12/25/35	742
787		Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	786
		Springleaf Mortgage Loan Trust,
809		Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	806
2,169		Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	2,172
819		WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A4, 4.500%, 10/25/18	820
		Wells Fargo Mortgage-Backed Securities Trust,
863		Series 2003-K, Class 1A1, VAR, 2.638%, 11/25/33	864
14		Series 2003-K, Class 1A2, VAR, 2.638%, 11/25/33	14
2,292		Series 2003-M, Class A1, VAR, 2.787%, 12/25/33	2,294
747		Series 2004-EE, Class 2A2, VAR, 2.967%, 12/25/34	760
1,214		Series 2004-EE, Class 3A2, VAR, 3.028%, 12/25/34	1,251
989		Series 2004-O, Class A1, VAR, 2.992%, 08/25/34	1,002

			56,004

		Total Collateralized Mortgage Obligations (Cost $454,387)	460,633

Commercial Mortgage-Backed Securities — 1.2%
		A10 Securitization LLC,
60		Series 2013-1, Class A, 2.400%, 11/15/25 (e)	60
12,562		Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	12,498
		A10 Term Asset Financing LLC,
3,630		Series 2013-2, Class A, 2.620%, 11/15/27 (e)	3,620

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,476	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	1,468
	Banc of America Commercial Mortgage Trust,
240	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	240
1,077	Series 2006-5, Class A4, 5.414%, 09/10/47	1,077
3,621	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	3,618
	COMM Mortgage Trust,
4,225	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	4,235
12,345	Series 2014-TWC, Class A, VAR, 1.358%, 02/13/32 (e)	12,345
846	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	840
14,770	GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.591%, 11/10/39	14,767
	JP Morgan Chase Commercial Mortgage Securities Trust,
338	Series 2006-CB17, Class A4, 5.429%, 12/12/43	338
6,890	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	6,913
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,976
	LB-UBS Commercial Mortgage Trust,
6,973	Series 2007-C2, Class A3, 5.430%, 02/15/40	7,043
3,607	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	3,743
14,135	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AMA, VAR, 5.853%, 09/12/49	14,470
	Morgan Stanley Capital I Trust,
10,000	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	10,041
8,887	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	8,924
	Morgan Stanley Re-REMIC Trust,
6,590	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	6,557
2,687	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	2,664
10,778	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.958%, 07/14/34 (e)	10,705
5,942	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VAR, 5.482%, 08/15/39	6,001

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

34	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	34

	Total Commercial Mortgage-Backed Securities (Cost $142,780)	135,177

Corporate Bonds — 22.4%
	Consumer Discretionary — 0.9%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,010	1.400%, 11/02/17	1,010
4,050	2.600%, 12/01/16	4,068
1,015	5.000%, 03/30/20	1,111

		6,189

	Automobiles — 0.3%
2,199	BMW U.S. Capital LLC, 1.500%, 04/11/19 (e)	2,209
	Daimler Finance North America LLC,
2,210	1.375%, 08/01/17 (e)	2,214
2,050	1.650%, 03/02/18 (e)	2,058
4,597	1.875%, 01/11/18 (e)	4,628
2,175	2.000%, 08/03/18 (e)	2,197
1,750	2.250%, 09/03/19 (e)	1,780
5,000	2.250%, 03/02/20 (e)	5,092
4,250	2.400%, 04/10/17 (e)	4,283
	Hyundai Capital America,
859	2.000%, 07/01/19 (e)	864
2,335	2.400%, 10/30/18 (e)	2,367
3,011	Kia Motors Corp., (South Korea), 2.625%, 04/21/21 (e)	3,105
2,050	Volkswagen Group of America Finance LLC, 1.250%, 05/23/17 (e)	2,046

		32,843

	Hotels, Restaurants & Leisure — 0.0% (g)
830	McDonald’s Corp., 3.500%, 07/15/20	886

	Internet & Direct Marketing Retail — 0.0% (g)
5,009	Amazon.com, Inc., 2.600%, 12/05/19	5,211

	Media — 0.3%
	21st Century Fox America, Inc.,
3,080	7.250%, 05/18/18	3,374
315	8.000%, 10/17/16	318
	CBS Corp.,
3,500	2.300%, 08/15/19	3,543
1,865	5.750%, 04/15/20	2,109
	Comcast Corp.,
1,950	5.875%, 02/15/18	2,083
416	6.500%, 01/15/17	424

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	249

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Cox Communications, Inc.,
1,190	5.875%, 12/01/16 (e)	1,203
690	6.250%, 06/01/18 (e)	735
5,157	Grupo Televisa S.A.B., (Mexico), 6.000%, 05/15/18	5,508
800	Historic TW, Inc., 6.875%, 06/15/18	876
556	Sky plc, (United Kingdom), 2.625%, 09/16/19 (e)	564
	Time Warner Cable, Inc.,
3,886	5.850%, 05/01/17	3,999
675	6.750%, 07/01/18	735
2,540	Time Warner, Inc., 4.875%, 03/15/20	2,809
	Viacom, Inc.,
1,133	2.200%, 04/01/19	1,136
4,700	2.500%, 12/15/16	4,718
2,163	2.750%, 12/15/19	2,210
329	Walt Disney Co. (The), 1.100%, 12/01/17	329

		36,673

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
1,576	3.450%, 01/15/21	1,643
6,930	7.450%, 07/15/17	7,276
645	Target Corp., 2.300%, 06/26/19	665

		9,584

	Specialty Retail — 0.1%
	AutoZone, Inc.,
3,985	1.625%, 04/21/19	3,994
1,639	7.125%, 08/01/18	1,809
2,155	Home Depot, Inc. (The), 2.000%, 06/15/19	2,202
1,415	Lowe’s Cos., Inc., 6.100%, 09/15/17	1,489

		9,494

	Textiles, Apparel & Luxury Goods — 0.0% (g)
955	VF Corp., 5.950%, 11/01/17	1,006

	Total Consumer Discretionary	101,886

	Consumer Staples — 1.0%
	Beverages — 0.3%
4,816	Anheuser-Busch Cos. LLC, 5.000%, 03/01/19	5,210
8,049	Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	8,133
6,042	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	6,760
3,400	Beam Suntory, Inc., 1.875%, 05/15/17	3,410

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — continued
	Diageo Capital plc, (United Kingdom),
461	1.500%, 05/11/17	463
400	5.750%, 10/23/17	420
3,745	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,753
943	PepsiCo, Inc., 1.500%, 02/22/19	952
4,630	SABMiller Holdings, Inc., 2.200%, 08/01/18 (e)	4,688
2,080	SABMiller plc, (United Kingdom), 6.500%, 07/15/18 (e)	2,269

		36,058

	Food & Staples Retailing — 0.4%
3,675	Costco Wholesale Corp., 1.750%, 02/15/20	3,721
	CVS Health Corp.,
1,500	1.900%, 07/20/18	1,518
4,819	2.125%, 06/01/21	4,872
9,410	2.250%, 12/05/18	9,611
4,207	2.250%, 08/12/19	4,310
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,848
4,765	2.300%, 01/15/19	4,856
800	6.400%, 08/15/17	839
	Sysco Corp.,
1,383	2.600%, 10/01/20	1,427
2,350	5.250%, 02/12/18	2,473
2,974	Walgreen Co., 5.250%, 01/15/19	3,217
6,877	Walgreens Boots Alliance, Inc., 2.600%, 06/01/21	7,030

		46,722

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
1,180	3.200%, 06/15/17	1,196
774	3.500%, 11/24/20	806
685	8.500%, 06/15/19	801
	Cargill, Inc.,
3,345	1.900%, 03/01/17 (e)	3,360
275	6.000%, 11/27/17 (e)	291
2,000	7.350%, 03/06/19 (e)	2,289
1,800	Ingredion, Inc., 1.800%, 09/25/17	1,808
	Kellogg Co.,
729	1.750%, 05/17/17	733
1,200	3.250%, 05/21/18	1,237
	Kraft Heinz Foods Co.,
1,793	2.250%, 06/05/17	1,807
1,340	6.125%, 08/23/18	1,460

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
	Mead Johnson Nutrition Co.,
847	3.000%, 11/15/20	884
2,665	4.900%, 11/01/19	2,925
7,265	Mondelez International, Inc., 2.250%, 02/01/19	7,395
4,089	Tyson Foods, Inc., 2.650%, 08/15/19	4,194

		31,186

	Total Consumer Staples	113,966

	Energy — 2.1%
	Energy Equipment & Services — 0.3%
1,954	Halliburton Co., 2.000%, 08/01/18	1,966
6,445	Nabors Industries, Inc., 6.150%, 02/15/18	6,679
3,667	National Oilwell Varco, Inc., 1.350%, 12/01/17	3,640
8,008	Noble Holding International Ltd., (Cayman Islands), 2.500%, 03/15/17	7,938
3,380	Schlumberger Holdings Corp., 2.350%, 12/21/18 (e)	3,438
1,901	Schlumberger Investment S.A., (Luxembourg), 1.250%, 08/01/17 (e)	1,901
4,980	Transocean, Inc., (Cayman Islands), 3.750%, 10/15/17	4,968

		30,530

	Oil, Gas & Consumable Fuels — 1.8%
	Anadarko Petroleum Corp.,
438	6.375%, 09/15/17	458
1,195	6.950%, 06/15/19	1,324
1,600	8.700%, 03/15/19	1,826
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,798
	Boardwalk Pipelines LP,
9,050	5.200%, 06/01/18	9,205
2,160	5.500%, 02/01/17	2,186
1,000	BP Capital Markets America, Inc., 4.200%, 06/15/18	1,048
	BP Capital Markets plc, (United Kingdom),
8,002	1.375%, 11/06/17	8,013
470	4.500%, 10/01/20	519
1,820	4.742%, 03/11/21	2,058
	Buckeye Partners LP,
4,350	2.650%, 11/15/18	4,394
3,420	6.050%, 01/15/18	3,596
	Canadian Natural Resources Ltd., (Canada),
768	1.750%, 01/15/18	765
3,510	5.700%, 05/15/17	3,614

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
1,620	5.900%, 02/01/18	1,703
4,790	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19	5,145
	Chevron Corp.,
1,917	1.365%, 03/02/18	1,922
2,580	1.561%, 05/16/19	2,597
815	1.718%, 06/24/18	824
1,376	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	1,407
6,264	CNOOC Nexen Finance 2014 ULC, (Canada), 1.625%, 04/30/17	6,269
	ConocoPhillips,
1,400	5.750%, 02/01/19	1,531
1,065	6.650%, 07/15/18	1,161
	ConocoPhillips Co.,
800	1.050%, 12/15/17	796
1,067	2.200%, 05/15/20	1,075
3,304	4.200%, 03/15/21	3,563
4,830	Energy Transfer Partners LP, 6.700%, 07/01/18	5,176
7,375	EnLink Midstream Partners LP, 2.700%, 04/01/19	7,264
	Enterprise Products Operating LLC,
2,135	5.250%, 01/31/20	2,357
698	Series L, 6.300%, 09/15/17	732
9,632	Series N, 6.500%, 01/31/19	10,715
	EOG Resources, Inc.,
930	4.400%, 06/01/20	1,001
3,450	5.625%, 06/01/19	3,769
2,660	Husky Energy, Inc., (Canada), 7.250%, 12/15/19	3,040
1,000	Korea National Oil Corp., (South Korea), 3.125%, 04/03/17 (e)	1,010
1,775	Magellan Midstream Partners LP, 6.550%, 07/15/19	1,999
7,358	Marathon Oil Corp., 2.700%, 06/01/20	7,142
6,610	Noble Energy, Inc., 8.250%, 03/01/19	7,525
1,855	Occidental Petroleum Corp., 1.500%, 02/15/18	1,862
	ONEOK Partners LP,
8,666	3.200%, 09/15/18	8,814
446	8.625%, 03/01/19	503
4,300	Petrobras Global Finance B.V., (Netherlands), 6.125%, 10/06/16	4,311
2,560	Petroleos Mexicanos, (Mexico), 3.125%, 01/23/19	2,589
3,026	Phillips 66, 2.950%, 05/01/17	3,061

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	251

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,480	Pioneer Natural Resources Co., 6.875%, 05/01/18	1,593
	Plains All American Pipeline LP/PAA Finance Corp.,
1,896	2.600%, 12/15/19	1,908
6,917	6.125%, 01/15/17	7,030
5,605	6.500%, 05/01/18	5,982
2,180	8.750%, 05/01/19	2,505
2,617	Spectra Energy Capital LLC, 6.200%, 04/15/18	2,781
2,819	Spectra Energy Partners LP, 2.950%, 09/25/18	2,870
	Statoil ASA, (Norway),
2,600	1.150%, 05/15/18	2,593
235	1.800%, 11/23/16	235
1,423	1.950%, 11/08/18	1,440
2,480	2.250%, 11/08/19	2,533
460	5.250%, 04/15/19	503
1,165	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	1,251
3,350	Sunoco Logistics Partners Operations LP, 5.500%, 02/15/20	3,668
3,990	Texas Eastern Transmission LP, 6.000%, 09/15/17 (e)	4,157
	Total Capital International S.A., (France),
1,774	1.500%, 02/17/17	1,778
727	1.550%, 06/28/17	730
	TransCanada PipeLines Ltd., (Canada),
351	1.875%, 01/12/18	353
4,454	3.125%, 01/15/19	4,571
715	3.800%, 10/01/20	765
1,040	6.500%, 08/15/18	1,134
2,695	Valero Energy Corp., 9.375%, 03/15/19	3,187
4,850	Western Gas Partners LP, 2.600%, 08/15/18	4,851

		200,085

	Total Energy	230,615

	Financials — 12.1%
	Banks — 5.8%
	ABN AMRO Bank N.V., (Netherlands),
2,060	2.450%, 06/04/20 (e)	2,111
6,346	2.500%, 10/30/18 (e)	6,469
1,200	American Express Bank FSB, 6.000%, 09/13/17	1,259
3,515	ANZ New Zealand International Ltd., (New Zealand), 1.750%, 03/29/18 (e)	3,525

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Australia & New Zealand Banking Group Ltd., (Australia),
3,078	1.450%, 05/15/18	3,077
550	1.500%, 01/16/18	552
	Bank of America Corp.,
24,025	2.000%, 01/11/18	24,170
10,370	2.625%, 10/19/20	10,612
7,533	2.625%, 04/19/21	7,681
3,000	5.625%, 07/01/20	3,386
2,875	5.650%, 05/01/18	3,060
4,203	5.750%, 12/01/17	4,419
12,990	6.000%, 09/01/17	13,561
6,870	6.400%, 08/28/17	7,198
17,606	6.875%, 04/25/18	19,081
10,590	7.625%, 06/01/19	12,166
1,792	Series L, 1.950%, 05/12/18	1,805
13,740	Series L, 2.250%, 04/21/20	13,846
13,295	Series L, 2.600%, 01/15/19	13,589
6,845	Series L, 2.650%, 04/01/19	7,005
	Bank of Montreal, (Canada),
3,455	1.350%, 08/28/18	3,452
3,375	1.400%, 04/10/18	3,378
100	1.450%, 04/09/18	100
705	2.375%, 01/25/19	719
	Bank of Nova Scotia (The), (Canada),
6,293	2.050%, 06/05/19	6,368
3,814	2.450%, 03/22/21	3,907
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,589	1.450%, 09/08/17 (e)	1,588
5,840	1.700%, 03/05/18 (e)	5,848
400	2.150%, 09/14/18 (e)	404
1,800	2.300%, 03/10/19 (e)	1,822
1,000	2.700%, 09/09/18 (e)	1,020
	Banque Federative du Credit Mutuel S.A., (France),
2,935	1.700%, 01/20/17 (e)	2,939
2,031	2.500%, 10/29/18 (e)	2,068
1,250	Barclays Bank plc, (United Kingdom), Series 1, 5.000%, 09/22/16	1,252
	Barclays plc, (United Kingdom),
5,670	2.750%, 11/08/19	5,716
3,400	3.200%, 08/10/21	3,422
	BB&T Corp.,
9,163	1.450%, 01/12/18	9,179
4,065	1.600%, 08/15/17	4,084

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
950	2.050%, 06/19/18	962
3,993	2.250%, 02/01/19	4,070
1,890	2.450%, 01/15/20	1,937
2,500	2.625%, 06/29/20	2,578
1,878	5.250%, 11/01/19	2,069
2,360	BNP Paribas S.A., (France), 2.375%, 09/14/17	2,383
1,684	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	1,707
	Branch Banking & Trust Co.,
675	1.050%, 12/01/16	675
3,000	1.450%, 05/10/19	3,001
300	2.850%, 04/01/21	313
	Capital One Bank USA N.A.,
3,000	2.150%, 11/21/18	3,023
2,000	2.250%, 02/13/19	2,024
	Capital One N.A.,
3,750	1.500%, 09/05/17	3,754
4,135	1.500%, 03/22/18	4,124
7,462	1.650%, 02/05/18	7,472
4,472	2.350%, 08/17/18	4,532
2,500	2.400%, 09/05/19	2,545
	Citigroup, Inc.,
15,745	1.700%, 04/27/18	15,763
11,873	1.750%, 05/01/18	11,889
7,862	1.800%, 02/05/18	7,890
4,170	2.050%, 12/07/18	4,201
16,290	2.400%, 02/18/20	16,503
7,545	2.500%, 09/26/18	7,677
2,500	2.700%, 03/30/21	2,549
2,279	Comerica Bank, 2.500%, 06/02/20	2,331
3,982	Comerica, Inc., 2.125%, 05/23/19	4,014
	Commonwealth Bank of Australia, (Australia),
4,050	1.375%, 09/06/18 (e)	4,041
1,450	2.250%, 03/13/19	1,474
2,050	2.300%, 03/12/20	2,089
5,073	Cooperatieve Rabobank UA, (Netherlands), 2.250%, 01/14/19	5,152
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
774	2.750%, 03/26/20	776
5,211	3.450%, 04/16/21 (e)	5,322
4,400	Danske Bank A/S, (Denmark), 1.650%, 09/06/19 (e)	4,394
3,800	Discover Bank, 3.100%, 06/04/20	3,909
7,788	Fifth Third Bancorp, 2.875%, 07/27/20	8,065

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Fifth Third Bank,
3,236	2.300%, 03/15/19	3,294
5,890	2.375%, 04/25/19	6,009
	HSBC Bank plc, (United Kingdom),
5,524	1.500%, 05/15/18 (e)	5,509
4,200	4.750%, 01/19/21 (e)	4,647
4,520	HSBC Bank USA N.A., 6.000%, 08/09/17	4,702
	HSBC Holdings plc, (United Kingdom),
7,370	2.950%, 05/25/21	7,557
1,600	3.400%, 03/08/21	1,671
	Huntington Bancshares, Inc.,
3,390	2.600%, 08/02/18	3,448
803	3.150%, 03/14/21	835
1,815	7.000%, 12/15/20	2,114
	Huntington National Bank (The),
3,006	2.000%, 06/30/18	3,026
2,899	2.200%, 11/06/18	2,930
2,175	2.200%, 04/01/19	2,197
3,218	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	3,238
1,560	KeyBank N.A., 2.350%, 03/08/19	1,589
	KeyCorp,
1,570	2.300%, 12/13/18	1,595
11,369	2.900%, 09/15/20	11,798
	Lloyds Bank plc, (United Kingdom),
2,568	1.750%, 03/16/18	2,568
2,063	2.050%, 01/22/19	2,069
	Manufacturers & Traders Trust Co.,
345	1.400%, 07/25/17	346
2,850	1.450%, 03/07/18	2,854
1,000	2.250%, 07/25/19	1,017
1,648	2.300%, 01/30/19	1,678
2,066	6.625%, 12/04/17	2,199
	Mizuho Bank Ltd., (Japan),
1,631	1.800%, 03/26/18 (e)	1,635
1,000	2.450%, 04/16/19 (e)	1,015
1,189	2.650%, 09/25/19 (e)	1,214
2,069	Mizuho Financial Group, Inc., (Japan), 2.632%, 04/12/21 (e)	2,099
687	MUFG Americas Holdings Corp., 1.625%, 02/09/18	687
	National Australia Bank Ltd., (Australia),
400	1.375%, 07/12/19	398
2,862	2.000%, 01/14/19	2,889
1,900	2.250%, 07/01/19 (e)	1,932

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	253

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,850	National City Bank, 5.800%, 06/07/17	1,909
4,425	National City Corp., 6.875%, 05/15/19	4,994
	PNC Bank N.A.,
1,000	1.500%, 10/18/17	1,003
1,975	1.500%, 02/23/18	1,982
1,014	1.950%, 03/04/19	1,026
2,000	2.300%, 06/01/20	2,042
4,300	2.400%, 10/18/19	4,408
1,000	2.600%, 07/21/20	1,032
250	6.000%, 12/07/17	264
	PNC Financial Services Group, Inc. (The),
7,278	5.125%, 02/08/20	8,086
647	5.625%, 02/01/17	659
	Royal Bank of Canada, (Canada),
1,585	1.500%, 01/16/18	1,588
5,960	1.625%, 04/15/19	5,976
3,250	1.875%, 02/05/20	3,280
1,635	2.000%, 12/10/18	1,653
15,915	2.200%, 07/27/18	16,155
1,469	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	1,492
5,718	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	5,801
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	888
	Sumitomo Mitsui Banking Corp., (Japan),
3,250	1.500%, 01/18/18	3,245
775	2.500%, 07/19/18	787
	SunTrust Banks, Inc.,
8,531	2.350%, 11/01/18	8,671
900	2.500%, 05/01/19	919
2,425	2.900%, 03/03/21	2,513
1,000	7.250%, 03/15/18	1,082
500	Svenska Handelsbanken AB, (Sweden), 1.625%, 03/21/18	502
	Toronto-Dominion Bank (The), (Canada),
2,183	2.125%, 04/07/21	2,207
550	2.250%, 11/05/19	562
2,998	U.S. Bancorp, 1.950%, 11/15/18	3,044
	U.S. Bank N.A.,
3,630	1.350%, 01/26/18	3,638
4,000	1.400%, 04/26/19	4,003
2,000	2.125%, 10/28/19	2,042
	Wachovia Corp.,
5,165	5.750%, 06/15/17	5,346
10,367	5.750%, 02/01/18	11,009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Wells Fargo & Co.,
25,648	2.150%, 01/30/20	26,066
12,550	2.550%, 12/07/20	12,900
12,332	2.600%, 07/22/20	12,684
	Wells Fargo Bank N.A.,
3,100	1.750%, 05/24/19	3,124
1,750	6.000%, 11/15/17	1,844
	Westpac Banking Corp., (Australia),
1,047	1.550%, 05/25/18	1,052
1,632	2.000%, 08/14/17	1,643
1,202	2.250%, 01/17/19	1,221
4,000	2.600%, 11/23/20	4,115
3,106	4.875%, 11/19/19	3,402

		643,664

	Capital Markets — 2.8%
1,200	Ameritech Capital Funding Corp., 6.450%, 01/15/18	1,275
	Bank of New York Mellon Corp. (The),
3,450	2.050%, 05/03/21	3,488
6,452	2.200%, 03/04/19	6,565
5,040	2.500%, 04/15/21	5,187
1,100	4.600%, 01/15/20	1,205
4,254	Series G, 2.150%, 02/24/20	4,330
4,914	BlackRock, Inc., Series 2, 5.000%, 12/10/19	5,470
	Credit Suisse AG, (Switzerland),
7,500	1.700%, 04/27/18	7,504
2,383	1.750%, 01/29/18	2,387
1,250	2.300%, 05/28/19	1,267
	Deutsche Bank AG, (Germany),
1,232	1.350%, 05/30/17	1,229
20,339	1.875%, 02/13/18	20,235
	Goldman Sachs Group, Inc. (The),
7,740	2.600%, 04/23/20	7,895
6,812	2.625%, 01/31/19	6,987
5,810	2.625%, 04/25/21	5,912
2,025	2.750%, 09/15/20	2,080
4,295	2.875%, 02/25/21	4,418
27,314	5.375%, 03/15/20	30,385
6,198	5.950%, 01/18/18	6,568
18,799	7.500%, 02/15/19	21,402
2,375	Series D, 6.000%, 06/15/20	2,710
	ING Bank N.V., (Netherlands),
1,500	1.800%, 03/16/18 (e)	1,507
1,676	2.300%, 03/22/19 (e)	1,701
3,772	2.450%, 03/16/20 (e)	3,849

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
4,640	3.750%, 03/07/17 (e)	4,697
2,486	Intercontinental Exchange, Inc., 2.500%, 10/15/18	2,545
2,210	Jefferies Group LLC, 5.125%, 04/13/18	2,308
	Macquarie Bank Ltd., (Australia),
6,545	1.600%, 10/27/17 (e)	6,559
7,574	2.600%, 06/24/19 (e)	7,713
	Macquarie Group Ltd., (Australia),
3,080	3.000%, 12/03/18 (e)	3,154
3,817	4.875%, 08/10/17 (e)	3,931
446	7.625%, 08/13/19 (e)	511
	Morgan Stanley,
2,528	1.875%, 01/05/18	2,541
7,165	2.450%, 02/01/19	7,303
28,644	2.650%, 01/27/20	29,380
10,706	2.800%, 06/16/20	11,007
5,400	5.500%, 01/26/20	6,005
4,115	5.500%, 07/24/20	4,641
2,836	5.750%, 01/25/21	3,251
10,310	5.950%, 12/28/17	10,909
1,090	6.250%, 08/28/17	1,141
5,026	6.625%, 04/01/18	5,415
4,861	7.300%, 05/13/19	5,549
2,070	Northern Trust Co. (The), 6.500%, 08/15/18	2,269
	State Street Corp.,
1,005	1.350%, 05/15/18	1,008
1,991	2.550%, 08/18/20	2,062
500	TD Ameritrade Holding Corp., 5.600%, 12/01/19	558
	Thomson Reuters Corp., (Canada),
1,550	1.300%, 02/23/17	1,552
885	1.650%, 09/29/17	889
1,320	6.500%, 07/15/18	1,437
	UBS AG, (Switzerland),
2,000	1.375%, 06/01/17	2,001
1,400	1.375%, 08/14/17	1,400
8,864	1.800%, 03/26/18	8,913
1,500	2.350%, 03/26/20	1,534
12,664	2.375%, 08/14/19	12,922
600	5.875%, 12/20/17	634

		311,295

	Consumer Finance — 2.1%
	American Express Centurion Bank,
1,633	5.950%, 06/12/17	1,692
1,945	6.000%, 09/13/17	2,040

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
	American Express Co.,
9,610	6.150%, 08/28/17	10,064
5,015	7.000%, 03/19/18	5,436
1,395	8.125%, 05/20/19	1,627
	American Express Credit Corp.,
3,635	1.550%, 09/22/17	3,647
1,296	1.800%, 07/31/18	1,307
2,753	1.875%, 11/05/18	2,779
1,994	2.125%, 03/18/19	2,033
8,570	2.250%, 08/15/19	8,749
5,279	2.250%, 05/05/21	5,368
2,001	Series F, 2.600%, 09/14/20	2,062
	American Honda Finance Corp.,
1,475	1.550%, 12/11/17	1,485
4,150	1.600%, 02/16/18 (e)	4,179
2,950	1.600%, 07/13/18	2,972
1,419	2.450%, 09/24/20	1,467
2,250	7.625%, 10/01/18 (e)	2,530
4,100	Series A, 2.150%, 03/13/20	4,179
	Capital One Financial Corp.,
613	2.450%, 04/24/19	625
4,340	4.750%, 07/15/21	4,845
392	6.750%, 09/15/17	413
	Caterpillar Financial Services Corp.,
1,840	1.700%, 06/16/18	1,857
2,165	2.100%, 06/09/19	2,208
2,130	2.250%, 12/01/19	2,182
2,055	7.050%, 10/01/18	2,296
760	7.150%, 02/15/19	865
	Ford Motor Credit Co. LLC,
1,573	1.684%, 09/08/17	1,575
3,515	1.724%, 12/06/17	3,520
10,211	2.375%, 01/16/18	10,314
6,146	2.375%, 03/12/19	6,228
2,338	2.459%, 03/27/20	2,357
1,322	2.551%, 10/05/18	1,343
2,575	2.875%, 10/01/18	2,638
6,233	3.000%, 06/12/17	6,308
1,818	3.336%, 03/18/21	1,886
10,200	4.250%, 02/03/17	10,321
500	5.000%, 05/15/18	527
650	8.000%, 12/15/16	663
2,170	8.125%, 01/15/20	2,570
	General Motors Financial Co., Inc.,
7,066	2.400%, 05/09/19	7,098

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	255

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
2,294	3.100%, 01/15/19	2,339
3,504	3.200%, 07/13/20	3,582
2,804	3.200%, 07/06/21	2,848
600	3.250%, 05/15/18	612
11,821	4.200%, 03/01/21	12,473
3,515	6.750%, 06/01/18	3,804
	HSBC USA, Inc.,
5,590	1.625%, 01/16/18	5,591
2,845	1.700%, 03/05/18	2,848
4,525	2.350%, 03/05/20	4,551
5,990	2.750%, 08/07/20	6,118
	John Deere Capital Corp.,
1,107	1.350%, 01/16/18	1,112
1,351	1.550%, 12/15/17	1,360
1,260	1.700%, 01/15/20	1,273
2,600	1.950%, 03/04/19	2,643
	Nissan Motor Acceptance Corp.,
3,883	1.800%, 03/15/18 (e)	3,904
5,280	2.350%, 03/04/19 (e)	5,366
	Toyota Motor Credit Corp.,
10,991	1.375%, 01/10/18	11,032
3,394	1.900%, 04/08/21	3,442
8,753	2.100%, 01/17/19	8,917
6,700	2.125%, 07/18/19	6,846
2,363	Volkswagen International Finance N.V., (Netherlands), 2.375%, 03/22/17 (e)	2,374

		229,290

	Diversified Financial Services — 0.4%
	Bank of America N.A.,
5,250	2.050%, 12/07/18	5,321
400	5.300%, 03/15/17	409
1,000	6.100%, 06/15/17	1,037
6,012	Berkshire Hathaway, Inc., 1.550%, 02/09/18	6,056
629	Boeing Capital Corp., 4.700%, 10/27/19	695
13,419	GE Capital International Funding Co. Unlimited Co., (Ireland), 2.342%, 11/15/20	13,809
1,115	National Rural Utilities Cooperative Finance Corp., 2.350%, 06/15/20	1,141
1,269	Nationwide Building Society, (United Kingdom), 2.450%, 07/27/21 (e)	1,281
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	533
4,470	1.375%, 05/10/19	4,467
3,315	1.625%, 11/10/18	3,334
1,682	2.125%, 05/11/20	1,716

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
1,200	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,207
1,562	Total Capital Canada Ltd., (Canada), 1.450%, 01/15/18	1,569
	UBS Group Funding Jersey Ltd., (Jersey),
2,530	2.950%, 09/24/20 (e)	2,595
1,371	3.000%, 04/15/21 (e)	1,413

		46,583

	Insurance — 0.9%
1,390	ACE INA Holdings, Inc., 5.800%, 03/15/18	1,485
5,078	American International Group, Inc., 3.300%, 03/01/21	5,327
2,045	Aon Corp., 5.000%, 09/30/20	2,262
	Berkshire Hathaway Finance Corp.,
2,294	1.300%, 05/15/18	2,300
1,654	1.700%, 03/15/19	1,675
4,670	Chubb Corp. (The), 5.750%, 05/15/18	5,020
783	Chubb INA Holdings, Inc., 2.300%, 11/03/20	805
	CNA Financial Corp.,
2,000	5.875%, 08/15/20	2,264
1,255	6.950%, 01/15/18	1,338
1,790	7.350%, 11/15/19	2,054
	Jackson National Life Global Funding,
1,695	1.875%, 10/15/18 (e)	1,712
2,910	2.250%, 04/29/21 (e)	2,934
4,500	2.300%, 04/16/19 (e)	4,572
	Lincoln National Corp.,
470	6.250%, 02/15/20	530
7,862	8.750%, 07/01/19	9,191
6,571	Marsh & McLennan Cos., Inc., 2.350%, 09/10/19	6,678
	MassMutual Global Funding II,
2,272	2.000%, 04/15/21 (e)	2,283
2,085	2.100%, 08/02/18 (e)	2,117
	Metropolitan Life Global Funding I,
5,250	1.500%, 01/10/18 (e)	5,276
6,781	2.300%, 04/10/19 (e)	6,918
	New York Life Global Funding,
4,600	1.550%, 11/02/18 (e)	4,623
920	2.100%, 01/02/19 (e)	936
7,291	2.150%, 06/18/19 (e)	7,435
	Pricoa Global Funding I,
2,200	1.350%, 08/18/17 (e)	2,203
4,120	1.600%, 05/29/18 (e)	4,138
4,417	2.550%, 11/24/20 (e)	4,538

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
3,298	Principal Financial Group, Inc., 1.850%, 11/15/17	3,318
	Principal Life Global Funding II,
2,178	1.125%, 02/24/17 (e)	2,179
2,040	1.500%, 04/18/19 (e)	2,039
3,984	2.250%, 10/15/18 (e)	4,053
1,388	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	1,423
	Travelers Cos., Inc. (The),
600	3.900%, 11/01/20	655
1,000	5.750%, 12/15/17	1,056

		105,337

	Thrifts & Mortgage Finance — 0.1%
6,030	BPCE S.A., (France), 1.625%, 01/26/18	6,044

	Total Financials	1,342,213

	Health Care — 1.6%
	Biotechnology — 0.3%
	Amgen, Inc.,
2,205	1.250%, 05/22/17	2,207
6,344	2.125%, 05/15/17	6,387
6,948	2.200%, 05/22/19	7,094
100	5.850%, 06/01/17	103
870	Baxalta, Inc., 2.875%, 06/23/20	884
	Biogen, Inc.,
1,672	2.900%, 09/15/20	1,742
3,140	6.875%, 03/01/18	3,391
	Celgene Corp.,
1,501	2.300%, 08/15/18	1,524
4,170	2.875%, 08/15/20	4,328
	Gilead Sciences, Inc.,
2,073	2.050%, 04/01/19	2,115
1,490	2.550%, 09/01/20	1,546

		31,321

	Health Care Equipment & Supplies — 0.2%
	Becton, Dickinson & Co.,
580	1.800%, 12/15/17	583
1,380	2.675%, 12/15/19	1,428
3,257	4.900%, 04/15/18	3,437
1,335	6.375%, 08/01/19	1,513
	Covidien International Finance S.A., (Luxembourg),
520	4.200%, 06/15/20	568
1,480	6.000%, 10/15/17	1,559
19	Danaher Corp., 1.650%, 09/15/18	19

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — continued
3,100	Edwards Lifesciences Corp., 2.875%, 10/15/18	3,173
2,915	Medtronic, Inc., 2.500%, 03/15/20	3,018
	Stryker Corp.,
2,166	1.300%, 04/01/18	2,167
3,500	2.000%, 03/08/19	3,543

		21,008

	Health Care Providers & Services — 0.5%
	Aetna, Inc.,
2,475	1.900%, 06/07/19	2,497
2,640	2.200%, 03/15/19	2,681
1,865	Anthem, Inc., 2.300%, 07/15/18	1,892
	Cardinal Health, Inc.,
1,850	1.900%, 06/15/17	1,861
808	1.950%, 06/15/18	816
4,779	2.400%, 11/15/19	4,879
3,280	Express Scripts Holding Co., 1.250%, 06/02/17	3,283
	Laboratory Corp. of America Holdings,
3,782	2.200%, 08/23/17	3,817
2,618	2.500%, 11/01/18	2,649
3,250	2.625%, 02/01/20	3,312
	McKesson Corp.,
1,790	1.400%, 03/15/18	1,791
2,688	2.284%, 03/15/19	2,740
1,425	5.700%, 03/01/17	1,458
3,014	Medco Health Solutions, Inc., 4.125%, 09/15/20	3,248
	UnitedHealth Group, Inc.,
1,582	1.400%, 10/15/17	1,588
1,587	1.625%, 03/15/19	1,596
509	1.700%, 02/15/19	514
250	1.875%, 11/15/16	251
2,258	2.700%, 07/15/20	2,354
935	6.000%, 06/15/17	969
440	6.000%, 11/15/17	464
250	6.000%, 02/15/18	267
	WellPoint, Inc.,
2,670	2.250%, 08/15/19	2,712
3,118	5.875%, 06/15/17	3,228

		50,867

	Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc.,
2,703	1.300%, 02/01/17	2,705
1,525	1.850%, 01/15/18	1,535

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	257

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Life Sciences Tools & Services — continued
2,250	2.400%, 02/01/19	2,292
2,930	4.700%, 05/01/20	3,195

		9,727

	Pharmaceuticals — 0.5%
	AbbVie, Inc.,
6,617	1.750%, 11/06/17	6,647
200	1.800%, 05/14/18	201
8,075	2.000%, 11/06/18	8,155
927	2.300%, 05/14/21	937
5,990	2.500%, 05/14/20	6,127
	Actavis Funding SCS, (Luxembourg),
680	2.450%, 06/15/19	692
3,798	3.000%, 03/12/20	3,926
	Actavis, Inc.,
3,695	1.875%, 10/01/17	3,711
1,650	6.125%, 08/15/19	1,851
	Allergan, Inc.,
1,530	1.350%, 03/15/18	1,524
3,482	3.375%, 09/15/20	3,652
	Bayer U.S. Finance LLC,
1,000	1.500%, 10/06/17 (e)	1,000
2,600	2.375%, 10/08/19 (e)	2,645
4,155	Forest Laboratories LLC, 4.375%, 02/01/19 (e)	4,383
1,320	Merck & Co., Inc., 1.850%, 02/10/20	1,348
2,400	Mylan, Inc., 1.350%, 11/29/16	2,403
369	Perrigo Co. plc, (Ireland), 1.300%, 11/08/16	369
1,165	Pfizer, Inc., 6.050%, 03/30/17	1,200
800	Roche Holdings, Inc., 2.250%, 09/30/19 (e)	822
5,020	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	5,030
	Zoetis, Inc.,
2,055	1.875%, 02/01/18	2,060
531	3.450%, 11/13/20	555

		59,238

	Total Health Care	172,161

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
2,903	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	3,232
1,283	General Dynamics Corp., 1.000%, 11/15/17	1,282
	Lockheed Martin Corp.,
2,230	1.850%, 11/23/18	2,259
1,415	2.500%, 11/23/20	1,462

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
2,640	Northrop Grumman Corp., 1.750%, 06/01/18	2,662
5,665	Precision Castparts Corp., 2.250%, 06/15/20	5,810
520	Raytheon Co., 4.400%, 02/15/20	572
655	Textron, Inc., 5.600%, 12/01/17	686
	United Technologies Corp.,
3,625	6.125%, 02/01/19	4,042
911	SUB, 1.778%, 05/04/18	917

		22,924

	Air Freight & Logistics — 0.0% (g)
1,570	FedEx Corp., 2.300%, 02/01/20	1,608

	Commercial Services & Supplies — 0.1%
5,940	Republic Services, Inc., 3.800%, 05/15/18	6,182
	Waste Management, Inc.,
1,220	2.600%, 09/01/16	1,220
2,605	4.750%, 06/30/20	2,893

		10,295

	Construction & Engineering — 0.0% (g)
1,990	ABB Finance USA, Inc., 1.625%, 05/08/17	1,998

	Electrical Equipment — 0.1%
6,389	Eaton Corp., 1.500%, 11/02/17	6,411
700	Emerson Electric Co., 4.875%, 10/15/19	774

		7,185

	Industrial Conglomerates — 0.4%
	General Electric Co.,
5,897	1.600%, 11/20/17	5,933
2,559	5.300%, 02/11/21	2,945
2,716	5.500%, 01/08/20	3,075
2,172	5.550%, 05/04/20	2,472
6,878	5.625%, 09/15/17	7,203
12,575	5.625%, 05/01/18	13,515
1,816	6.000%, 08/07/19	2,065
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	547
644	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	686
	Roper Technologies, Inc.,
710	2.050%, 10/01/18	718
830	3.000%, 12/15/20	865

		40,024

	Machinery — 0.0% (g)
2,494	Illinois Tool Works, Inc., 1.950%, 03/01/19	2,538

	Professional Services — 0.0% (g)
1,507	Equifax, Inc., 2.300%, 06/01/21	1,515

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
3,268	5.650%, 05/01/17	3,366
1,750	5.750%, 03/15/18	1,872
465	8.125%, 04/15/20	570
	Canadian Pacific Railway Co., (Canada),
2,900	6.500%, 05/15/18	3,124
1,720	7.250%, 05/15/19	1,966
	CSX Corp.,
1,045	5.600%, 05/01/17	1,076
1,168	6.250%, 03/15/18	1,252
555	7.375%, 02/01/19	631
1,456	7.900%, 05/01/17	1,519
	ERAC USA Finance LLC,
1,012	2.750%, 03/15/17 (e)	1,019
1,841	6.200%, 11/01/16 (e)	1,856
2,819	6.375%, 10/15/17 (e)	2,965
1,500	Norfolk Southern Corp., 5.900%, 06/15/19	1,673
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
927	2.500%, 06/15/19 (e)	934
3,594	3.375%, 03/15/18 (e)	3,683
	Ryder System, Inc.,
1,865	2.450%, 09/03/19	1,893
2,294	2.500%, 03/01/17	2,302
2,315	2.500%, 03/01/18	2,345
1,320	2.500%, 05/11/20	1,329
885	2.550%, 06/01/19	898
	Union Pacific Corp.,
696	1.800%, 02/01/20	704
1,075	5.650%, 05/01/17	1,107
4,448	5.750%, 11/15/17	4,708

		42,792

	Trading Companies & Distributors — 0.0% (g)
3,303	Air Lease Corp., 2.125%, 01/15/18	3,306

	Total Industrials	134,185

	Information Technology — 0.4%
	Communications Equipment — 0.0% (g)
5,302	Cisco Systems, Inc., 2.125%, 03/01/19	5,422

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
1,382	3.000%, 03/01/18	1,400
464	6.875%, 06/01/18	496

		1,896

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Internet Software & Services — 0.0% (g)
2,379	eBay, Inc., 2.200%, 08/01/19	2,409

	IT Services — 0.1%
2,930	International Business Machines Corp., 1.800%, 05/17/19	2,975
	Total System Services, Inc.,
1,350	2.375%, 06/01/18	1,359
2,080	3.800%, 04/01/21	2,205

		6,539

	Semiconductors & Semiconductor Equipment — 0.0% (g)
1,318	Intel Corp., 2.450%, 07/29/20	1,368
1,781	Texas Instruments, Inc., 1.750%, 05/01/20	1,799

		3,167

	Software — 0.2%
8,282	Intuit, Inc., 5.750%, 03/15/17	8,482
	Microsoft Corp.,
349	0.875%, 11/15/17	349
3,455	1.850%, 02/12/20	3,514
	Oracle Corp.,
3,250	2.250%, 10/08/19	3,351
1,985	2.375%, 01/15/19	2,039
735	5.000%, 07/08/19	810

		18,545

	Technology Hardware, Storage & Peripherals — 0.1%
	Apple, Inc.,
3,589	1.550%, 02/07/20	3,612
5,915	2.100%, 05/06/19	6,052
2,210	2.250%, 02/23/21	2,268

		11,932

	Total Information Technology	49,910

	Materials — 0.4%
	Chemicals — 0.3%
1,540	Agrium, Inc., (Canada), 6.750%, 01/15/19	1,705
4,340	CF Industries, Inc., 6.875%, 05/01/18	4,672
805	Dow Chemical Co. (The), 8.550%, 05/15/19	950
	Ecolab, Inc.,
2,254	1.450%, 12/08/17	2,260
3,765	3.000%, 12/08/16	3,786
4,866	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	4,979
	PPG Industries, Inc.,
5,482	2.300%, 11/15/19	5,567
1,470	3.600%, 11/15/20	1,554
146	6.650%, 03/15/18	156

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	259

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
740	Praxair, Inc., 4.500%, 08/15/19	807
502	Rohm & Haas Co., 6.000%, 09/15/17	525

		26,961

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
5,095	1.625%, 02/24/17	5,107
1,500	2.050%, 09/30/18	1,521
2,745	Freeport-McMoRan, Inc., 2.375%, 03/15/18	2,700
	Nucor Corp.,
1,500	5.750%, 12/01/17	1,565
1,260	5.850%, 06/01/18	1,348

		12,241

	Total Materials	39,202

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
	Boston Properties LP,
4,267	4.125%, 05/15/21	4,658
4,031	5.875%, 10/15/19	4,489
1,926	Crown Castle International Corp., 2.250%, 09/01/21	1,923
	ERP Operating LP,
3,118	2.375%, 07/01/19	3,177
767	5.750%, 06/15/17	793
	HCP, Inc.,
5,410	2.625%, 02/01/20	5,487
400	5.375%, 02/01/21	449
390	6.700%, 01/30/18	417
1,500	Prologis LP, 4.000%, 01/15/18	1,541
	Realty Income Corp.,
2,625	2.000%, 01/31/18	2,641
2,080	5.375%, 09/15/17	2,162
	Simon Property Group LP,
4,585	1.500%, 02/01/18 (e)	4,602
1,511	2.150%, 09/15/17	1,522
3,739	2.200%, 02/01/19	3,811
1,569	Ventas Realty LP/Ventas Capital Corp., 2.000%, 02/15/18	1,578
	Welltower, Inc.,
735	2.250%, 03/15/18	742
1,870	6.125%, 04/15/20	2,121

	Total Real Estate	42,113

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
3,260	1.700%, 06/01/17	3,272
8,095	1.750%, 01/15/18	8,139
17,375	2.450%, 06/30/20	17,725
4,754	2.800%, 02/17/21	4,899
1,900	5.000%, 03/01/21	2,135
13,484	5.500%, 02/01/18	14,246
1,134	5.600%, 05/15/18	1,214
1,992	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	2,033
	Deutsche Telekom International Finance B.V., (Netherlands),
2,865	2.250%, 03/06/17 (e)	2,883
3,580	6.750%, 08/20/18	3,954
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,537
1,391	Orange S.A., (France), 2.750%, 02/06/19	1,431
	Telefonica Emisiones S.A.U., (Spain),
3,516	3.192%, 04/27/18	3,606
740	5.462%, 02/16/21	845
849	6.221%, 07/03/17	882
	Verizon Communications, Inc.,
9,634	2.625%, 02/21/20	9,936
8,848	3.650%, 09/14/18	9,254
5,830	4.500%, 09/15/20	6,434
6,440	6.100%, 04/15/18	6,931

		101,356

	Wireless Telecommunication Services — 0.2%
	America Movil S.A.B. de C.V., (Mexico),
6,915	5.000%, 03/30/20	7,642
2,056	5.625%, 11/15/17	2,159
5,520	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	6,063
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,555
4,871	1.500%, 02/19/18	4,870
2,144	1.625%, 03/20/17	2,149
1,396	5.625%, 02/27/17	1,425

		25,863

	Total Telecommunication Services	127,219

	Utilities — 1.2%
	Electric Utilities — 0.7%
4,123	American Electric Power Co., Inc., 1.650%, 12/15/17	4,131

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Arizona Public Service Co.,
1,938	2.200%, 01/15/20	1,968
400	8.750%, 03/01/19	468
500	Atlantic City Electric Co., 7.750%, 11/15/18	567
4,610	Cleveland Electric Illuminating Co. (The), 8.875%, 11/15/18	5,301
	Commonwealth Edison Co.,
880	4.000%, 08/01/20	957
1,000	5.800%, 03/15/18	1,069
1,000	6.150%, 09/15/17	1,051
	Duke Energy Carolinas LLC,
460	1.750%, 12/15/16	461
1,480	5.250%, 01/15/18	1,559
	Duke Energy Corp.,
1,105	2.100%, 06/15/18	1,118
505	2.150%, 11/15/16	506
1,240	Duke Energy Florida LLC, 5.650%, 06/15/18	1,336
708	Duke Energy Indiana LLC, 3.750%, 07/15/20	765
4,140	Electricite de France S.A., (France), 1.150%, 01/20/17 (e)	4,138
965	Entergy Gulf States Louisiana LLC, 6.000%, 05/01/18	1,033
735	Entergy Louisiana LLC, 6.500%, 09/01/18	805
565	Kansas City Power & Light Co., 5.850%, 06/15/17	583
445	Kentucky Power Co., 6.000%, 09/15/17 (e)	465
530	Kentucky Utilities Co., 3.250%, 11/01/20	559
1,952	MidAmerican Energy Co., 2.400%, 03/15/19	2,003
	NextEra Energy Capital Holdings, Inc.,
224	2.700%, 09/15/19	230
250	6.000%, 03/01/19	275
631	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	689
1,425	Northern States Power Co., 2.200%, 08/15/20	1,452
985	Ohio Power Co., 6.050%, 05/01/18	1,055
	Pacific Gas & Electric Co.,
2,675	5.625%, 11/30/17	2,817
1,579	8.250%, 10/15/18	1,795
250	PacifiCorp, 5.650%, 07/15/18	270
1,567	PECO Energy Co., 1.200%, 10/15/16	1,568
875	Pennsylvania Electric Co., 6.050%, 09/01/17	910
455	PPL Capital Funding, Inc., 1.900%, 06/01/18	456
	Progress Energy, Inc.,
5,000	4.400%, 01/15/21	5,483
5,969	4.875%, 12/01/19	6,523

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
535	Public Service Co. of Colorado, 5.800%, 08/01/18	580
1,246	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,371
510	Public Service Co. of Oklahoma, 5.150%, 12/01/19	562
2,135	Public Service Electric & Gas Co., 2.000%, 08/15/19	2,174
	Southern California Edison Co.,
1,306	1.845%, 02/01/22	1,307
1,005	5.500%, 08/15/18	1,089
5,610	Southern Co. (The), 2.750%, 06/15/20	5,786
	Southwestern Electric Power Co.,
765	6.450%, 01/15/19	846
1,045	Series F, 5.875%, 03/01/18	1,107
577	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	578
	Virginia Electric & Power Co.,
1,387	1.200%, 01/15/18	1,387
1,268	5.000%, 06/30/19	1,376
1,215	5.400%, 04/30/18	1,295
2,620	Xcel Energy, Inc., 2.400%, 03/15/21	2,690

		76,514

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
400	6.350%, 06/15/17	415
314	8.500%, 03/15/19	366
1,492	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	1,616
	Dominion Gas Holdings LLC,
210	2.500%, 12/15/19	215
7,023	2.800%, 11/15/20	7,252
320	Southern California Gas Co., 1.550%, 06/15/18	322

		10,186

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
1,798	2.950%, 01/15/20	1,849
260	5.200%, 10/01/19	285
5,923	PSEG Power LLC, 2.450%, 11/15/18	5,993
	Southern Power Co.,
2,684	1.850%, 12/01/17	2,702
495	Series 15A, 1.500%, 06/01/18	496

		11,325

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	261

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — 0.3%
	Berkshire Hathaway Energy Co.,
2,385	1.100%, 05/15/17	2,386
1,015	2.400%, 02/01/20	1,038
1,207	CenterPoint Energy, Inc., Series B, 5.950%, 02/01/17	1,229
	CMS Energy Corp.,
2,455	5.050%, 02/15/18	2,575
470	6.250%, 02/01/20	536
330	8.750%, 06/15/19	392
2,725	Consolidated Edison Co. of New York, Inc., Series 08-A, 5.850%, 04/01/18	2,917
455	Consumers Energy Co., 6.125%, 03/15/19	508
	Dominion Resources, Inc.,
748	1.250%, 03/15/17	749
1,100	6.400%, 06/15/18	1,192
1,778	Series A, 1.400%, 09/15/17	1,781
5,199	DTE Energy Co., 2.400%, 12/01/19	5,305
	NiSource Finance Corp.,
1,057	6.400%, 03/15/18	1,131
4,750	6.800%, 01/15/19	5,302
	Sempra Energy,
1,645	2.300%, 04/01/17	1,656
820	6.150%, 06/15/18	883
1,300	9.800%, 02/15/19	1,548
	TECO Finance, Inc.,
475	5.150%, 03/15/20	523
1,660	6.572%, 11/01/17	1,755
	WEC Energy Group, Inc.,
1,230	1.650%, 06/15/18	1,237
2,200	2.450%, 06/15/20	2,247

		36,890

	Total Utilities	134,915

	Total Corporate Bonds (Cost $2,465,778)	2,488,385

Mortgage Pass-Through Securities — 2.6%
	Federal Home Loan Mortgage Corp.,
337	ARM, 1.960%, 08/01/37	356
1,941	ARM, 2.429%, 05/01/37	2,023
2,454	ARM, 2.490%, 10/01/36	2,592
1,729	ARM, 2.492%, 03/01/37	1,808
788	ARM, 2.515%, 11/01/36	829
1,178	ARM, 2.528%, 12/01/36	1,242
337	ARM, 2.565%, 12/01/36	355
42	ARM, 2.572%, 01/01/27	44
850	ARM, 2.615%, 12/01/36	901

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

701	ARM, 2.619%, 10/01/37	748
1,901	ARM, 2.650%, 01/01/37	2,001
165	ARM, 2.652%, 02/01/37	174
717	ARM, 2.655%, 03/01/37	750
153	ARM, 2.664%, 03/01/35	160
1,014	ARM, 2.675%, 04/01/37	1,066
58	ARM, 2.687%, 12/01/27	61
1,170	ARM, 2.704%, 08/01/37	1,248
358	ARM, 2.759%, 06/01/36	376
1	ARM, 2.768%, 12/01/17	1
555	ARM, 2.787%, 11/01/37	587
1,141	ARM, 2.794%, 08/01/36	1,194
1,400	ARM, 2.843%, 08/01/36	1,487
198	ARM, 2.901%, 04/01/37	210
264	ARM, 3.035%, 08/01/37	275
157	ARM, 3.071%, 07/01/36	167
2,009	ARM, 3.101%, 04/01/38	2,137
3,675	ARM, 3.110%, 03/01/35	3,909
1,389	ARM, 3.141%, 03/01/36	1,467
1,714	ARM, 3.161%, 01/01/38	1,827
2,194	ARM, 3.199%, 10/01/35	2,331
928	ARM, 3.218%, 03/01/37	990
5,046	ARM, 3.227%, 06/01/37	5,358
2,584	ARM, 3.230%, 06/01/37	2,748
750	ARM, 3.255%, 02/01/37	803
2,282	ARM, 3.442%, 03/01/36	2,402
2	ARM, 5.751%, 01/01/27	2
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
18,407	4.000%, 07/01/18 - 06/01/26	19,500
143	4.500%, 10/01/18	147
3,236	5.000%, 03/01/18 - 01/01/21	3,328
10,764	5.500%, 08/01/19 - 01/01/24	11,591
2,091	6.000%, 08/01/17 - 12/01/23	2,179
599	6.500%, 04/01/17 - 08/01/21	607
58	7.000%, 03/01/17	58
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
592	6.000%, 01/01/19 - 10/01/24	673
15	6.500%, 08/01/18 - 05/01/21	17
11	7.500%, 10/01/16 - 07/01/18	11
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
17,443	5.500%, 03/01/34 - 07/01/37	19,794
237	6.000%, 09/01/17 - 07/01/32	271
348	7.000%, 08/01/38	405

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
7,487		7.500%, 12/01/36	8,828
1,374		10.000%, 10/01/30	1,503
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
2		8.000%, 04/01/17 - 05/01/19	2
2		8.250%, 08/01/17	2
		Federal National Mortgage Association,
7		ARM, 1.875%, 01/01/19	7
46		ARM, 1.876%, 08/01/37	47
2,095		ARM, 2.007%, 08/01/37	2,149
870		ARM, 2.082%, 04/01/37	897
8		ARM, 2.155%, 07/01/27	8
5		ARM, 2.242%, 03/01/19	6
2,013		ARM, 2.281%, 07/01/37	2,086
259		ARM, 2.309%, 10/01/36	274
692		ARM, 2.368%, 09/01/34	722
1,812		ARM, 2.369%, 01/01/37	1,882
1,180		ARM, 2.386%, 02/01/37	1,227
140		ARM, 2.395%, 01/01/35	146
255		ARM, 2.422%, 01/01/37	269
10		ARM, 2.450%, 05/01/25	10
—	(h)	ARM, 2.470%, 10/01/27	—	(h)
1,670		ARM, 2.477%, 11/01/37	1,773
—	(h)	ARM, 2.480%, 08/01/17	—	(h)
94		ARM, 2.493%, 12/01/36	99
720		ARM, 2.509%, 10/01/36	762
307		ARM, 2.541%, 07/01/37	324
2,511		ARM, 2.561%, 12/01/36	2,637
1,431		ARM, 2.575%, 11/01/37	1,524
417		ARM, 2.582%, 05/01/36	438
671		ARM, 2.586%, 12/01/35	705
60		ARM, 2.587%, 04/01/36	62
1,107		ARM, 2.603%, 08/01/36	1,163
871		ARM, 2.610%, 12/01/37	918
897		ARM, 2.617%, 08/01/36	950
1		ARM, 2.625%, 08/01/19	1
1,402		ARM, 2.626%, 11/01/37	1,473
38		ARM, 2.650%, 07/01/37	40
17		ARM, 2.694%, 06/01/27	17
185		ARM, 2.719%, 12/01/36	196
532		ARM, 2.816%, 04/01/37	561
5		ARM, 2.821%, 08/01/36	5
458		ARM, 2.825%, 07/01/36	481
2,254		ARM, 2.846%, 03/01/37	2,394

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

26		ARM, 2.882%, 06/01/36	27
439		ARM, 2.915%, 12/01/36	467
190		ARM, 2.925%, 08/01/36	201
7		ARM, 2.972%, 10/01/25	7
—	(h)	ARM, 3.000%, 11/01/16	—	(h)
278		ARM, 3.080%, 03/01/47	287
1,046		ARM, 3.124%, 08/01/36	1,098
2,921		ARM, 3.213%, 03/01/36	3,109
492		ARM, 3.270%, 04/01/38	498
2,734		ARM, 3.441%, 03/01/36	2,908
2,300		ARM, 3.456%, 10/01/35	2,450
3,267		ARM, 3.469%, 03/01/36	3,473
		Federal National Mortgage Association, 15 Year, Single Family,
313		4.000%, 08/01/18 - 01/01/19	324
978		4.500%, 05/01/18 - 05/01/19	1,003
1,385		5.000%, 12/01/17 - 07/01/20	1,427
20,236		5.500%, 01/01/18 - 07/01/25	21,804
7,302		6.000%, 11/01/17 - 07/01/24	7,855
2,086		6.500%, 03/01/17 - 03/01/23	2,199
31		7.000%, 02/01/17 - 01/01/18	31
—	(h)	8.000%, 10/01/16	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
655		5.500%, 05/01/27	735
15		6.000%, 03/01/18 - 07/01/19	17
1,659		6.500%, 03/01/17 - 03/01/25	1,906
365		7.000%, 08/01/20 - 08/01/21	383
		Federal National Mortgage Association, 30 Year, FHA/VA,
133		5.500%, 08/01/34	149
11		8.500%, 03/01/27	12
		Federal National Mortgage Association, 30 Year, Single Family,
17,215		5.000%, 10/01/39	19,389
23,056		5.500%, 12/01/32 - 04/01/37	26,274
14,619		6.000%, 04/01/35 - 01/01/38	16,933
9,057		6.500%, 03/01/26 - 10/01/38	10,469
3,735		7.000%, 04/01/37 - 08/01/37	4,400
65		8.000%, 12/01/30	72
3		8.500%, 09/01/21	3
23		9.000%, 02/01/31	24
16		9.500%, 07/01/28	17
4		10.000%, 02/01/24	4
		Federal National Mortgage Association, Other,
27		4.000%, 07/01/17	28
79		4.500%, 12/01/19	82

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	263

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
94		5.500%, 09/01/17	95
52		6.000%, 09/01/17	52
		Government National Mortgage Association II,
21		ARM, 1.875%, 07/20/21	22
126		ARM, 2.000%, 09/20/17 - 01/20/28	129
—	(h)	ARM, 2.125%, 05/20/17	—	(h)
5		ARM, 2.500%, 12/20/17 - 05/20/21	5
7		ARM, 3.000%, 04/20/18 - 05/20/20	7
1		ARM, 3.500%, 10/20/17 - 12/20/17	1
2		ARM, 4.000%, 08/20/18	3
		Government National Mortgage Association II, 30 Year, Single Family,
3,225		6.000%, 09/20/38	3,682
7,598		7.000%, 08/20/38 - 09/20/38	8,870
11		7.500%, 09/20/28	13
24		8.000%, 09/20/26 - 12/20/27	28
28		8.500%, 03/20/25 - 04/20/25	32
982		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	1,061
		Government National Mortgage Association, 30 Year, Single Family,
3,785		6.500%, 09/15/38	4,680
8		8.500%, 04/15/25	10
7		9.000%, 09/15/24 - 10/15/26	8
124		9.500%, 07/15/20 - 12/15/25	136

		Total Mortgage Pass-Through Securities (Cost $280,788)	288,697

U.S. Government Agency Securities — 3.9%
8,500		Federal Farm Credit Banks, 1.000%, 09/25/17	8,514
		Federal Home Loan Banks,
7,500		0.875%, 06/29/18	7,499
28,365		0.875%, 08/05/19	28,222
30,855		1.250%, 06/08/18	31,028
39,150		4.750%, 12/16/16	39,649
20,000		5.000%, 11/17/17	21,008
		Federal Home Loan Mortgage Corp.,
21,940		0.750%, 07/14/17	21,949
25,650		0.750%, 04/09/18	25,596
10,000		0.875%, 07/19/19	9,945
32,050		1.000%, 03/08/17	32,119
20,000		4.875%, 06/13/18	21,406
		Federal National Mortgage Association,
48,325		1.125%, 04/27/17	48,490
19,105		1.125%, 07/20/18	19,187
15,000		1.250%, 09/28/16	15,010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

12,500	1.250%, 08/17/21	12,435
10,355	1.508%, 10/09/19 (n)	9,916
5,000	5.000%, 02/13/17	5,101
21,155	5.375%, 06/12/17	21,930
50,000	Residual Funding Corp. STRIPS, 1.445%, 10/15/19 (n)	48,234

	Total U.S. Government Agency Securities (Cost $426,598)	427,238

U.S. Treasury Obligations — 56.3%
	U.S. Treasury Notes,
281,670	0.500%, 07/31/17	281,230
121,620	0.625%, 05/31/17	121,620
75,000	0.625%, 06/30/17	74,985
10,000	0.625%, 07/31/17	9,995
370,820	0.625%, 08/31/17	370,588
246,695	0.625%, 09/30/17	246,444
200,745	0.625%, 11/30/17	200,455
282,250	0.625%, 04/30/18	281,467
115,380	0.750%, 06/30/17	115,470
271,280	0.750%, 10/31/17	271,354
371,830	0.750%, 12/31/17	371,801
20,000	0.750%, 02/28/18	19,990
65,070	0.750%, 03/31/18	65,039
50,000	0.750%, 04/15/18	49,963
10,000	0.750%, 04/30/18	9,992
30,000	0.875%, 07/15/17	30,054
40,000	0.875%, 11/30/17	40,069
185,200	0.875%, 01/31/18	185,497
130,200	0.875%, 07/15/18	130,332
70,000	0.875%, 10/15/18	70,044
30,000	0.875%, 05/15/19	29,981
90,395	0.875%, 07/31/19	90,268
45,000	1.000%, 03/15/18	45,151
200,000	1.000%, 05/31/18	200,648
25,000	1.000%, 08/15/18	25,083
40,000	1.000%, 09/15/18	40,133
10,180	1.000%, 06/30/19	10,205
50,570	1.000%, 08/31/19	50,661
55,000	1.000%, 09/30/19	55,073
30,200	1.000%, 11/30/19	30,212
130,000	1.125%, 06/15/18	130,706
226,195	1.250%, 10/31/18	228,095
25,000	1.250%, 11/15/18	25,209
60,550	1.250%, 11/30/18	61,077
40,000	1.250%, 12/15/18	40,347
175,860	1.250%, 01/31/19	177,412

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
30,000	1.250%, 01/31/20	30,223
20,000	1.375%, 06/30/18	20,201
50,920	1.375%, 07/31/18	51,453
90,400	1.375%, 09/30/18	91,392
10,910	1.375%, 12/31/18	11,037
146,725	1.375%, 02/28/19	148,513
15,000	1.375%, 01/31/20	15,175
20,270	1.375%, 02/29/20	20,504
25,140	1.375%, 03/31/20	25,424
25,165	1.375%, 04/30/20	25,449
35,000	1.375%, 08/31/20	35,342
35,000	1.375%, 09/30/20	35,331
30,530	1.500%, 08/31/18	30,928
95,495	1.500%, 12/31/18	96,883
80,690	1.500%, 01/31/19	81,888
75,440	1.500%, 02/28/19	76,592
277,010	1.500%, 05/31/19	281,425
20,000	1.500%, 10/31/19	20,323
50,450	1.500%, 11/30/19	51,262
100,490	1.625%, 03/31/19	102,359
105,650	1.625%, 04/30/19	107,660
55,000	1.625%, 06/30/19	56,081
130,225	1.625%, 07/31/19	132,814
10,000	1.750%, 09/30/19	10,239
30,000	1.750%, 10/31/20	30,724
80,270	1.875%, 09/30/17	81,277

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

55,210	2.000%, 11/30/20	57,114
25,000	2.125%, 08/31/20	25,972
15,000	2.250%, 11/30/17	15,277
70,000	2.250%, 07/31/18	71,903
40,520	2.375%, 07/31/17	41,140
20,000	2.375%, 05/31/18	20,542
40,200	2.625%, 01/31/18	41,243
40,000	2.750%, 02/28/18	41,170
55,000	2.875%, 03/31/18	56,777

	Total U.S. Treasury Obligations (Cost $6,208,127)	6,228,287

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
42,185	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $42,185)	42,185

	Total Investments — 99.9% (Cost $10,999,861)	11,051,491
	Other Assets in Excess of Liabilities — 0.1%	13,682

	NET ASSETS — 100.0%	$11,065,173

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	265

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 73.2%
	Consumer Discretionary — 14.9%
	Auto Components — 0.5%
515	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	510
304	ZF North America Capital, Inc., 4.000%, 04/29/20 (e)	323

		833

	Automobiles — 0.7%
293	Fiat Chrysler Automobiles N.V., (Netherlands), 4.500%, 04/15/20	300
767	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	790

		1,090

	Hotels, Restaurants & Leisure — 4.0%
325	CCM Merger, Inc., 9.125%, 05/01/19 (e)	341
300	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	308
	GLP Capital LP/GLP Financing II, Inc.,
465	4.375%, 11/01/18	484
40	4.375%, 04/15/21	42
790	4.875%, 11/01/20	845
360	International Game Technology, 7.500%, 06/15/19	406
400	International Game Technology plc, (United Kingdom), 5.625%, 02/15/20 (e)	429
	MGM Resorts International,
1,040	5.250%, 03/31/20	1,110
575	8.625%, 02/01/19	651
540	NCL Corp., Ltd., (Bermuda), 5.250%, 11/15/19 (e)	549
143	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.125%, 08/15/21 (e)	147
675	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	727
156	Ruby Tuesday, Inc., 7.625%, 05/15/20	148
314	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	344
155	Yum! Brands, Inc., 3.875%, 11/01/20	161

		6,692

	Household Durables — 2.4%
	CalAtlantic Group, Inc.,
415	8.375%, 05/15/18	457
225	8.375%, 01/15/21	268
675	D.R. Horton, Inc., 4.000%, 02/15/20	707
1,400	Lennar Corp., 4.500%, 06/15/19	1,470

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Durables — continued
287	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	283
250	PulteGroup, Inc., 4.250%, 03/01/21	262
435	Toll Brothers Finance Corp., 6.750%, 11/01/19	490

		3,937

	Media — 6.2%
	Cablevision Systems Corp.,
800	7.750%, 04/15/18	854
519	8.000%, 04/15/20	553
1,430	8.625%, 09/15/17	1,520
175	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	176
	DISH DBS Corp.,
1,205	4.250%, 04/01/18	1,237
650	4.625%, 07/15/17	665
1,479	7.875%, 09/01/19	1,649
850	Gray Television, Inc., 7.500%, 10/01/20	884
871	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	884
250	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	256
860	Sirius XM Radio, Inc., 4.250%, 05/15/20 (e)	877
250	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	254
500	TEGNA, Inc., 5.125%, 10/15/19	514

		10,323

	Multiline Retail — 0.3%
500	Dollar Tree, Inc., 5.250%, 03/01/20	521

	Specialty Retail — 0.8%
750	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	777
454	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	473

		1,250

	Total Consumer Discretionary	24,646

	Consumer Staples — 3.8%
	Beverages — 0.2%
250	Cott Beverages, Inc., 6.750%, 01/01/20	262

	Food & Staples Retailing — 1.9%
	Safeway, Inc.,
37	3.950%, 08/15/20	36
2,740	5.000%, 08/15/19	2,780

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
540	SUPERVALU, Inc., 6.750%, 06/01/21	508

		3,324

	Food Products — 1.6%
1,947	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	1,981
444	JBS USA LUX S.A./JBS USA Finance, Inc., 8.250%, 02/01/20 (e)	459
216	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	218

		2,658

	Personal Products — 0.1%
100	NBTY, Inc., 7.625%, 05/15/21 (e)	102

	Total Consumer Staples	6,346

	Energy — 7.8%
	Energy Equipment & Services — 0.4%
600	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	552
81	Weatherford International Ltd., (Bermuda), 7.750%, 06/15/21	80

		632

	Oil, Gas & Consumable Fuels — 7.4%
543	Antero Resources Corp., 6.000%, 12/01/20	556
175	Buckeye Partners LP, 6.050%, 01/15/18	184
266	California Resources Corp., 8.000%, 12/15/22 (e)	180
735	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19	789
55	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	52
290	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	186
215	Continental Resources, Inc., 7.125%, 04/01/21	223
400	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 12/15/20	394
400	Energy Transfer Equity LP, 7.500%, 10/15/20	438
500	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/20	501
500	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	515
270	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	253
	NGPL PipeCo LLC,
1,600	7.119%, 12/15/17 (e)	1,667
800	9.625%, 06/01/19 (e)	836
248	Oasis Petroleum, Inc., 7.250%, 02/01/19	244

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
185	ONEOK Partners LP, 3.200%, 09/15/18	188
170	Plains All American Pipeline LP/PAA Finance Corp., 6.500%, 05/01/18	181
366	QEP Resources, Inc., 6.800%, 04/01/18	371
800	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	842
	Sunoco LP/Sunoco Finance Corp.,
1,000	5.500%, 08/01/20 (e)	1,015
211	6.250%, 04/15/21 (e)	217
800	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/19	806
1,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19	1,065
650	Western Gas Partners LP, 2.600%, 08/15/18	650
77	Whiting Petroleum Corp., 5.000%, 03/15/19	71

		12,424

	Total Energy	13,056

	Financials — 4.7%
	Banks — 1.5%
2,461	CIT Group, Inc., 3.875%, 02/19/19	2,515

	Consumer Finance — 1.5%
	Ally Financial, Inc.,
556	3.250%, 11/05/18	561
1,700	4.750%, 09/10/18	1,766
	Springleaf Finance Corp.,
26	7.750%, 10/01/21	27
119	8.250%, 12/15/20	130

		2,484

	Diversified Financial Services — 0.7%
300	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	167
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
505	6.500%, 08/01/18	504
485	9.625%, 05/01/19	507

		1,178

	Insurance — 0.6%
850	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	929

	Thrifts & Mortgage Finance — 0.4%
675	Radian Group, Inc., 5.500%, 06/01/19	716

	Total Financials	7,822

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	267

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care — 8.6%
	Health Care Equipment & Supplies — 1.2%
1,050	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	1,079
700	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	701
270	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 4.875%, 04/15/20 (e)	276

		2,056

	Health Care Providers & Services — 5.4%
450	Centene Corp., 5.625%, 02/15/21	479
	CHS/Community Health Systems, Inc.,
191	5.125%, 08/15/18	193
375	7.125%, 07/15/20	335
700	8.000%, 11/15/19	663
580	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	658
325	HCA Holdings, Inc., 6.250%, 02/15/21	352
	HCA, Inc.,
521	3.750%, 03/15/19	537
620	4.250%, 10/15/19	650
700	6.500%, 02/15/20	773
2,200	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	1,994
	Tenet Healthcare Corp.,
830	5.000%, 03/01/19	806
350	6.250%, 11/01/18	374
965	VAR, 4.153%, 06/15/20	962

		8,776

	Health Care Technology — 1.3%
2,045	Change Healthcare Holdings, Inc., 11.000%, 12/31/19	2,163

	Pharmaceuticals — 0.7%
	Valeant Pharmaceuticals International, Inc., (Canada),
355	5.375%, 03/15/20 (e)	335
635	6.375%, 10/15/20 (e)	606
300	7.000%, 10/01/20 (e)	293

		1,234

	Total Health Care	14,229

	Industrials — 7.0%
	Aerospace & Defense — 0.6%
752	Bombardier, Inc., (Canada), 5.500%, 09/15/18 (e)	773

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
79	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	83
80	TransDigm, Inc., 5.500%, 10/15/20	82

		938

	Airlines — 0.3%
79	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	81
444	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	463
7	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	8

		552

	Building Products — 0.5%
750	Standard Industries, Inc., 5.125%, 02/15/21 (e)	791

	Commercial Services & Supplies — 3.6%
518	ACCO Brands Corp., 6.750%, 04/30/20	549
1,165	ADT Corp. (The), 6.250%, 10/15/21	1,276
1,159	Casella Waste Systems, Inc., 7.750%, 02/15/19	1,185
965	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	881
1,770	ILFC E-Capital Trust I, VAR, 3.980%, 12/21/65 (e)	1,412
300	R.R. Donnelley & Sons Co., 7.250%, 05/15/18	320
392	West Corp., 4.750%, 07/15/21 (e)	400

		6,023

	Construction & Engineering — 0.6%
1,033	Tutor Perini Corp., 7.625%, 11/01/18	1,043

	Electrical Equipment — 0.3%
450	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	464

	Machinery — 0.4%
534	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	462
300	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	132

		594

	Trading Companies & Distributors — 0.7%
445	Aircastle Ltd., (Bermuda), 6.250%, 12/01/19	492
710	HD Supply, Inc., 7.500%, 07/15/20	740

		1,232

	Total Industrials	11,637

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Information Technology — 4.4%
	Electronic Equipment, Instruments & Components — 0.3%
550	Anixter, Inc., 5.625%, 05/01/19	582

	Internet Software & Services — 0.2%
314	IAC/InterActiveCorp., 4.875%, 11/30/18	322

	Semiconductors & Semiconductor Equipment — 1.3%
612	Advanced Micro Devices, Inc., 6.750%, 03/01/19	615
	NXP B.V./NXP Funding LLC, (Netherlands),
1,000	4.125%, 06/15/20 (e)	1,036
455	4.125%, 06/01/21 (e)	476

		2,127

	Software — 1.0%
750	Infor U.S., Inc., 5.750%, 08/15/20 (e)	792
825	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	844

		1,636

	Technology Hardware, Storage & Peripherals — 1.6%
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
1,060	3.480%, 06/01/19 (e)	1,089
489	4.420%, 06/15/21 (e)	512
260	5.875%, 06/15/21 (e)	275
750	NCR Corp., 4.625%, 02/15/21	758

		2,634

	Total Information Technology	7,301

	Materials — 9.1%
	Chemicals — 0.9%
400	Eagle Spinco, Inc., 4.625%, 02/15/21	419
805	Hexion, Inc., 6.625%, 04/15/20	698
425	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	411

		1,528

	Construction Materials — 0.7%
350	Cemex S.A.B. de C.V., (Mexico), 6.500%, 12/10/19 (e)	374
776	Headwaters, Inc., 7.250%, 01/15/19	805

		1,179

	Containers & Packaging — 1.5%
300	Ball Corp., 4.375%, 12/15/20	323
375	Graphic Packaging International, Inc., 4.750%, 04/15/21	402
550	Owens-Illinois, Inc., 7.800%, 05/15/18	602

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Containers & Packaging — continued
520	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, VAR, 4.127%, 07/15/21 (e)	528
500	Sealed Air Corp., 6.500%, 12/01/20 (e)	571

		2,426

	Metals & Mining — 6.0%
2,140	Alcoa, Inc., 5.720%, 02/23/19	2,295
	Anglo American Capital plc, (United Kingdom),
745	3.625%, 05/14/20 (e)	738
500	4.450%, 09/27/20 (e)	505
	ArcelorMittal, (Luxembourg),
270	6.500%, 03/01/21	293
1,570	10.850%, 06/01/19	1,872
91	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	93
71	Commercial Metals Co., 7.350%, 08/15/18	76
940	Freeport-McMoRan, Inc., 2.375%, 03/15/18	925
430	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	443
600	Novelis, Inc., (Canada), 8.375%, 12/15/17	613
182	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	165
550	Steel Dynamics, Inc., 6.125%, 08/15/19	568
	Teck Resources Ltd., (Canada),
840	3.000%, 03/01/19	815
25	8.000%, 06/01/21 (e)	27
310	United States Steel Corp., 8.375%, 07/01/21 (e)	337

		9,765

	Total Materials	14,898

	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
700	Equinix, Inc., 5.375%, 01/01/22	748
543	Iron Mountain, Inc., 6.000%, 10/01/20 (e)	577
104	VEREIT Operating Partnership LP, 4.125%, 06/01/21	109

	Total Real Estate	1,434

	Telecommunication Services — 8.3%
	Diversified Telecommunication Services — 4.1%
575	CCO Holdings LLC/CCO Holdings Capital Corp., 6.625%, 01/31/22	605
610	CenturyLink, Inc., Series R, 5.150%, 06/15/17	625
683	Cincinnati Bell, Inc., 8.375%, 10/15/20	707
	Frontier Communications Corp.,
900	7.125%, 03/15/19	970

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	269

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
845	8.125%, 10/01/18	930
1,600	8.500%, 04/15/20	1,726
523	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 04/01/19	419
820	Sprint Capital Corp., 6.900%, 05/01/19	828

		6,810

	Wireless Telecommunication Services — 4.2%
750	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	780
	Sprint Communications, Inc.,
1,000	8.375%, 08/15/17	1,042
1,200	9.000%, 11/15/18 (e)	1,321
	T-Mobile USA, Inc.,
525	6.250%, 04/01/21	548
1,000	6.464%, 04/28/19	1,020
2,275	6.542%, 04/28/20	2,349

		7,060

	Total Telecommunication Services	13,870

	Utilities — 3.8%
	Independent Power & Renewable Electricity Producers — 3.8%
965	AES Corp., VAR, 3.842%, 06/01/19	965
1,500	Calpine Corp., 6.000%, 01/15/22 (e)	1,573
600	Dynegy, Inc., 6.750%, 11/01/19	615
1,000	GenOn Energy, Inc., 9.875%, 10/15/20	705
1,500	NRG Energy, Inc., 8.250%, 09/01/20	1,541
1,033	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	971

	Total Utilities	6,370

	Total Corporate Bonds (Cost $121,320)	121,609

Preferred Securities — 0.8% (x)
	Financials — 0.8%
	Banks — 0.7%
545	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	558
575	Citigroup, Inc., Series Q, VAR, 5.950%, 08/15/20	586

		1,144

	Capital Markets — 0.1%
204	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	208

	Total Preferred Securities (Cost $1,357)	1,352

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stock — 0.0% (g)
		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
—	(h)	Federal Home Loan Mortgage Corp. (Cost $31)	33

Preferred Stocks — 0.8%
		Financials — 0.8%
		Consumer Finance — 0.4%
23		GMAC Capital Trust I, Series 2, VAR, 6.602%, 02/15/40 ($25 par value)	591

		Insurance — 0.4%
1		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.800%, 10/03/16 ($1,000 par value) @	794

		Total Preferred Stocks (Cost $1,493)	1,385

PRINCIPAL AMOUNT($)
Loan Assignments — 20.8%
		Consumer Discretionary — 7.1%
		Auto Components — 1.1%
1,367		CS Intermediate Holdco 2 LLC, Term Loan, VAR, 4.000%, 04/04/21	1,372
395		Key Safety Systems, Inc., Initial Term Loan, VAR, 5.500%, 08/29/21	395

			1,767

		Hotels, Restaurants & Leisure — 1.5%
746		CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	728
772		Golden Nugget, Inc., Closing Date Facility Term Loan, VAR, 5.500%, 11/21/19	776
331		Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	332
595		Intrawest Operations Group LLC, Initial Term Loan, VAR, 5.000%, 12/09/20	597

			2,433

		Internet & Direct Marketing Retail — 0.6%
1,283		Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21	1,024

		Leisure Products — 0.5%
760		Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	756

		Media — 3.1%
305		Charter Communications Operating LLC, Term Loan, VAR, 3.500%, 01/24/23	307
720		iHeartCommunications, Inc., Term Loan D, VAR, 7.274%, 01/30/19	552

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Media — continued
142	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.024%, 07/30/19	109
488	Mission Broadcasting, Inc., Incremental Tranche B-1 Term Loan, VAR, 3.750%, 10/01/20	487
553	Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	553
1,836	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	1,834
1,402	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	1,401

		5,243

	Specialty Retail — 0.3%
508	PetSmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	509

	Total Consumer Discretionary	11,732

	Consumer Staples — 3.3%
	Food & Staples Retailing — 1.0%
360	Albertson’s LLC, 2016-1 Term Loan B-4, VAR, 4.500%, 08/25/21	361
274	Albertson’s LLC, 2016-1 Term Loan B-5, VAR, 4.750%, 12/21/22	276
644	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	645
420	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	420

		1,702

	Food Products — 2.3%
2,765	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.501%, 11/01/18	2,772
358	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	358
206	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.250%, 04/29/20	206
534	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	536

		3,872

	Total Consumer Staples	5,574

	Energy — 2.1%
	Energy Equipment & Services — 0.4%
97	Drillships Ocean Ventures, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	44
292	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	183
1,073	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	514

		741

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — 1.7%
97	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	96
117	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	118
405	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	398
875	Energy Transfer Equity LP, Term Loan, VAR, 3.292%, 12/02/19	858
715	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20 (d)	257
795	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	547
201	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 (d) ^	6
81	Southcross Holdings Borrower LP, Tranche B Term Loan, VAR, 3.500%, 04/23/23	69
400	Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 06/23/23	389

		2,738

	Total Energy	3,479

	Financials — 0.9%
	Capital Markets — 0.4%
680	UFC Holdings LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 5.000%, 07/22/23	681

	Diversified Financial Services — 0.5%
753	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	734

	Total Financials	1,415

	Health Care — 1.5%
	Health Care Providers & Services — 0.8%
139	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 4.500%, 02/16/23	140
479	CHG Healthcare Services, Inc., Term Loan B, VAR, 4.750%, 06/07/23	481
221	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 06/07/23	223
508	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	509

		1,353

	Pharmaceuticals — 0.7%
399	Endo Pharmaceutical, 2015 Incremental Term B Loan, VAR, 3.750%, 09/26/22	397
469	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.443%, 02/27/21	472

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	271

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Pharmaceuticals — 0.7%
333	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.500%, 04/01/22	333

		1,202

	Total Health Care	2,555

	Industrials — 1.4%
	Airlines — 0.2%
386	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	387

	Building Products — 0.2%
394	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	391

	Commercial Services & Supplies — 0.5%
310	Prime Security Services Borrower LLC, 1st Lien Term Loan, VAR, 4.750%, 04/07/22	312
400	University Support Services LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/06/22	401

		713

	Construction & Engineering — 0.0% (g)
71	Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	73

	Industrial Conglomerates — 0.2%
285	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	260

	Marine — 0.3%
414	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	278
460	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18 (d)	258

		536

	Total Industrials	2,360

	Materials — 1.4%
	Chemicals — 0.9%
946	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	951
499	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	498

		1,449

	Metals & Mining — 0.5%
836	FMG Resources Pty, Ltd., Term Loan B, (Australia), VAR, 3.750%, 06/30/19	831

	Total Materials	2,280

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate — 0.3%
	Equity Real Estate Investment Trusts (REITs) — 0.3%
539	MGM Growth Properties, Term Loan B, VAR, 4.000%, 04/25/23	543

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.5%
240	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	240
1,045	Level 3 Financing, Inc., Term Loan B-3, VAR, 4.000%, 08/01/19	1,050
717	UPC Financing Partnership, Senior Secured Term Loan AN, VAR, 4.080%, 08/31/24	714
379	Virgin Media Investments Holdings Ltd., F Facility, (United Kingdom), VAR, 3.649%, 06/30/23	379
140	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	140

	Total Telecommunication Services	2,523

	Utilities — 1.3%
	Electric Utilities — 1.3%
194	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.000%, 05/03/20	191
512	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 12/19/16	514
103	Texas Competitive Electric Holdings Co. LLC, 1st Lien Term Loan C, VAR, 5.000%, 10/31/17	104
1,750	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.970%, 10/10/17 (d)	559
1,175	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.970%, 10/10/17 (d)	370
454	Texas Competitive Electric Holdings Co. LLC, Term Loan B, VAR, 5.000%, 07/26/23	455

	Total Utilities	2,193

	Total Loan Assignments (Cost $38,419)	34,654

SHARES
Short-Term Investment — 3.3%
	Investment Company — 3.3%
5,501	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $5,501)	5,501

	Total Investments — 98.9% (Cost $168,121)	164,534
	Other Assets in Excess of Liabilities — 1.1%	1,908

	NET ASSETS — 100.0%	$166,442

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 12.2%
4,000	Financing Corp. STRIPS, 1.383%, 11/30/17 (n)	3,952
5,663	New Valley Generation I, 7.299%, 03/15/19	6,201
2,236	New Valley Generation II, 5.572%, 05/01/20	2,432

	Total U.S. Government Agency Securities (Cost $12,348)	12,585

U.S. Treasury Obligations — 86.4%
	U.S. Treasury Notes,
8,500	0.625%, 04/30/18	8,476
10,000	0.750%, 10/31/17	10,003
10,000	0.875%, 04/30/17	10,021
675	0.875%, 07/31/19	674
1,325	1.000%, 06/30/19	1,328
2,000	1.000%, 08/31/19	2,004
3,000	1.125%, 03/31/20	3,008
9,000	1.250%, 10/31/18	9,076
4,000	1.250%, 02/29/20	4,029
3,000	1.375%, 08/31/20	3,029
8,000	1.500%, 10/31/19	8,129
8,000	1.750%, 10/31/18	8,154
5,000	2.125%, 08/31/20	5,194
2,000	2.125%, 01/31/21	2,081
6,000	2.625%, 11/15/20	6,360
4,405	3.125%, 01/31/17	4,454
3,000	3.250%, 12/31/16	3,028

	Total U.S. Treasury Obligations (Cost $88,437)	89,048

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.0%
	Investment Company — 1.0%
1,078	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.210% (b) (l) (Cost $1,078)	1,078

	Total Investments — 99.6% (Cost $101,863)	102,711
	Other Assets in Excess of Liabilities — 0.4%	367

	NET ASSETS — 100.0%	$103,078

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	273

J.P. Morgan Income Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016

ACES	— Alternative Credit Enhancement Securities
ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2016.
AUD	— Australian Dollar
BRL	— Brazilian Real
CMBS	— Commercial Mortgage-Backed Security
CMO	— Collateralized Mortgage Obligation
CPI-U	— Consumer Price Index for All Urban Customers
CSMC	— Credit Suisse Mortgage Trust
ESOP	— Employee Stock Ownership Program
EUR	— Euro
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2016. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
MLP	— Master Limited Partnership.
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PAC	— Planned Amortization Class
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2016.
TBA	— To Be Announced
USD	— United States Dollar
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2016.
ZAR	— South African Rand

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(k)	— All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	— The rate shown is the current yield as of August 31, 2016.
(n)	— The rate shown is the effective yield at the date of purchase.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of August 31, 2016.

@

—  The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of August 31, 2016.

^	— All or a portion of the security is unsettled as of August 31, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

Fund	Value
Inflation Managed Bond Fund	$54,390

††	— Non-deliverable forward.
[1]	— Security matures in 2115.
[2]	— Security matures in 2110.
[3]	— Security matures in 2105.
[4]	— Security matures in 2111.
[5]	— Security matures in 2114.
[6]	— Security matures in 2112.

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	275

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$28,632,968	$6,439,530	$1,321,100
Investments in affiliates, at value	856,578	346,277	75,648

Total investment securities, at value	29,489,546	6,785,807	1,396,748
Foreign currency, at value	—	119	—
Deposits at broker for futures contracts	—	15	—
Receivables:
Investment securities sold	9,895	1,101	63
Investment securities sold — delayed delivery securities	—	44,248	—
Fund shares sold	46,694	183,213	4,099
Interest and dividends from non-affiliates	115,407	37,467	3,987
Dividends from affiliates	218	94	17
Tax reclaims	—	47	—
Variation margin on futures contracts	—	26	—
Unrealized appreciation on forward foreign currency exchange contracts	—	35	—

Total Assets	29,661,760	7,052,172	1,404,914

LIABILITIES:
Payables:
Due to custodian	65	18	—	(a)
Investment securities purchased	38,241	99,643	12
Investment securities purchased — delayed delivery securities	10,005	101,506	11,489
Fund shares redeemed	71,808	3,870	4,390
Unrealized depreciation on forward foreign currency exchange contracts	—	296	—
Variation margin on centrally cleared swaps	—	20	—
Accrued liabilities:
Investment advisory fees	6,672	1,570	276
Administration fees	1,543	441	66
Distribution fees	1,388	440	199
Shareholder servicing fees	2,245	121	16
Custodian and accounting fees	351	94	25
Collateral management fees	—	20	—
Trustees’ and Chief Compliance Officer’s fees	31	18	—
Other	4,291	513	669

Total Liabilities	136,640	208,570	17,142

Net Assets	$29,525,120	$6,843,602	$1,387,772

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
NET ASSETS:
Paid-in-Capital	$28,016,863	$6,674,524	$1,306,984
Accumulated undistributed (distributions in excess of) net investment income	1,840	1,412	7
Accumulated net realized gains (losses)	76,306	(17,750)	4,769
Net unrealized appreciation (depreciation)	1,430,111	185,416	76,012

Total Net Assets	$29,525,120	$6,843,602	$1,387,772

Net Assets:
Class A	$3,144,567	$1,121,133	$572,720
Class C	1,042,392	301,696	77,714
Class R2	121,239	32,897	65,745
Class R5	473,292	—	—
Class R6	12,626,222	3,596,661	74,411
Institutional Class	—	1,164,902	—
Select Class	12,117,408	626,313	597,182

Total	$29,525,120	$6,843,602	$1,387,772

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	262,249	133,068	52,387
Class C	86,404	35,612	7,132
Class R2	10,124	3,905	6,019
Class R5	39,550	—	—
Class R6	1,052,525	426,649	6,812
Institutional Class	—	138,118	—
Select Class	1,011,246	74,353	54,650

Net Asset Value (a):
Class A — Redemption price per share	$11.99	$8.43	$10.93
Class C — Offering price per share (b)	12.06	8.47	10.90
Class R2 — Offering and redemption price per share	11.98	8.42	10.92
Class R5 — Offering and redemption price per share	11.97	—	—
Class R6 — Offering and redemption price per share	12.00	8.43	10.92
Institutional Class — Offering and redemption price per share	—	8.43	—
Select Class — Offering and redemption price per share	11.98	8.42	10.93
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.46	$8.76	$11.36

Cost of investments in non-affiliates	$27,202,857	$6,252,991	$1,245,088
Cost of investments in affiliates	856,578	346,277	75,648
Cost of foreign currency	—	120	—
Premiums paid on swaps	—	4,487	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	277

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	High Yield Fund	Inflation Managed Bond Fund		Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$11,450,838	$1,386,663		$1,149,463
Investments in affiliates, at value	616,479	25,421		106,063
Investments in affiliates — restricted, at value	—	54,390		—

Total investment securities, at value	12,067,317	1,466,474		1,255,526
Cash	1,083	—		508
Receivables:
Investment securities sold	9,823	—		1,828
Fund shares sold	17,693	826		4,893
Interest and dividends from non-affiliates	185,693	8,295		1,714
Dividends from affiliates	148	4		26
Tax reclaims	750	—		—
Outstanding swap contracts, at value	—	247		—

Total Assets	12,282,507	1,475,846		1,264,495

LIABILITIES:
Payables:
Due to custodian	—	—	(a)	—
Investment securities purchased	159,038	873		—
Fund shares redeemed	15,419	1,189		1,460
Variation margin on centrally cleared swaps	401	—		—
Outstanding swap contracts, at value	—	54,254		—
Accrued liabilities:
Investment advisory fees	6,071	405		178
Administration fees	596	97		35
Distribution fees	343	8		69
Shareholder servicing fees	36	58		60
Custodian and accounting fees	92	27		31
Collateral management fees	3	27		—
Trustees’ and Chief Compliance Officer’s fees	33	1		—	(a)
Other	2,727	576		144

Total Liabilities	184,759	57,515		1,977

Net Assets	$12,097,748	$1,418,331		$1,262,518

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$12,448,127	$1,458,531	$1,335,874
Accumulated undistributed (distributions in excess of) net investment income	3,302	(291)	(399)
Accumulated net realized gains (losses)	(350,957)	(27,799)	(71,113)
Net unrealized appreciation (depreciation)	(2,724)	(12,110)	(1,844)

Total Net Assets	$12,097,748	$1,418,331	$1,262,518

Net Assets:
Class A	$953,627	$23,913	$181,470
Class C	221,579	3,944	47,474
Class R2	8,746	777	—
Class R5	65,007	760	—
Class R6	4,394,000	796,648	765,924
Select Class	6,454,789	592,289	267,650

Total	$12,097,748	$1,418,331	$1,262,518

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	130,465	2,317	18,117
Class C	30,262	384	4,792
Class R2	1,198	75	—
Class R5	8,835	73	—
Class R6	597,943	77,081	76,364
Select Class	878,280	57,393	26,726

Net Asset Value (a):
Class A — Redemption price per share	$7.31	$10.32	$10.02
Class C — Offering price per share (b)	7.32	10.27	9.91
Class R2 — Offering and redemption price per share	7.30	10.33	—
Class R5 — Offering and redemption price per share	7.36	10.36	—
Class R6 — Offering and redemption price per share	7.35	10.34	10.03
Select Class — Offering and redemption price per share	7.35	10.32	10.01
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$7.59	$10.72	$10.25

Cost of investments in non-affiliates	$11,455,115	$1,344,766	$1,151,307
Cost of investments in affiliates	616,479	25,421	106,063
Cost of investments in affiliates — restricted	—	54,390	—
Premiums paid on swaps	9,374	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	279

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration High Yield Fund		Treasury & Agency Fund
ASSETS:
Investments in non-affiliates, at value	$2,610,354	$11,009,306	$159,033		$101,633
Investments in affiliates, at value	188,596	42,185	5,501		1,078

Total investment securities, at value	2,798,950	11,051,491	164,534		102,711
Cash	—	—	53		—
Receivables:
Investment securities sold	141	32,915	5		—
Fund shares sold	3,500	7,698	17		33
Interest and dividends from non-affiliates	6,982	41,065	2,205		527
Dividends from affiliates	56	14	2		—	(a)
Tax reclaims	—	—	17		—

Total Assets	2,809,629	11,133,183	166,833		103,271

LIABILITIES:
Payables:
Due to custodian	120	32	—		—	(a)
Investment securities purchased	11,234	26,465	168		—
Investment securities purchased — delayed delivery securities	13,065	—	—		—
Fund shares redeemed	1,739	35,934	72		96
Accrued liabilities:
Investment advisory fees	492	2,072	45		1
Administration fees	—	574	—		—
Distribution fees	54	175	1		5
Shareholder servicing fees	120	1,356	17		22
Custodian and accounting fees	100	104	14		6
Trustees’ and Chief Compliance Officer’s fees	4	36	—	(a)	—	(a)
Audit fees	47	51	63		38
Other	156	1,211	11		25

Total Liabilities	27,131	68,010	391		193

Net Assets	$2,782,498	$11,065,173	$166,442		$103,078

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration High Yield Fund	Treasury & Agency Fund
NET ASSETS:
Paid-in-Capital	$2,692,484	$11,012,554	$183,505	$102,189
Accumulated undistributed (distributions in excess of) net investment income	(25)	(2,220)	11	(8)
Accumulated net realized gains (losses)	1,504	3,209	(13,487)	49
Net unrealized appreciation (depreciation)	88,535	51,630	(3,587)	848

Total Net Assets	$2,782,498	$11,065,173	$166,442	$103,078

Net Assets:
Class A	$185,082	$531,168	$3,122	$23,505
Class C	21,759	97,792	305	—
Class R6	1,386,596	3,107,116	33,353	—
Select Class	1,189,061	7,329,097	129,662	79,573

Total	$2,782,498	$11,065,173	$166,442	$103,078

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	15,825	48,815	332	2,489
Class C	1,910	8,930	33	—
Class R6	121,467	285,225	3,545	—
Select Class	104,137	672,676	13,786	8,428

Net Asset Value (a):
Class A — Redemption price per share	$11.70	$10.88	$9.41	$9.44
Class C — Offering price per share (b)	11.39	10.95	9.40	—
Class R6 — Offering and redemption price per share	11.42	10.89	9.41	—
Select Class — Offering and redemption price per share	11.42	10.90	9.41	9.44
Class A maximum sales charge	3.75%	2.25%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.16	$11.13	$9.63	$9.66

Cost of investments in non-affiliates	$2,521,819	$10,957,676	$162,620	$100,785
Cost of investments in affiliates	188,596	42,185	5,501	1,078

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	281

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$438,799	$90,222	$19,778
Interest income from affiliates	—	— (a)	—
Dividend income from non-affiliates	—	82	—
Dividend income from affiliates	2,431	623	66

Total investment income	441,230	90,927	19,844

EXPENSES:
Investment advisory fees	45,457	8,504	2,006
Administration fees	12,429	2,324	549
Distribution fees:
Class A	4,049	1,232	708
Class C	3,820	1,066	282
Class R2	297	89	164
Shareholder servicing fees:
Class A	4,049	1,232	708
Class C	1,273	355	94
Class R2	148	44	82
Class R5	114	—	—
Institutional Class	—	479	—
Select Class	15,250	648	779
Custodian and accounting fees	652	233	58
Interest expense to affiliates	—	— (a)	—
Professional fees	225	186	43
Collateral management fees	—	20	—
Trustees’ and Chief Compliance Officer’s fees	67	31	13
Printing and mailing costs	1,445	170	43
Registration and filing fees	227	142	50
Transfer agency fees (See Note 2.I.)	262	59	139
Sub-transfer agency fees (See Note 2.I.)	5,376	885	1,046
Other	205	49	10

Total expenses	95,345	17,748	6,774

Less fees waived	(17,044)	(2,698)	(1,818)
Less earnings credits	(1)	— (a)	—
Less expense reimbursements	(33)	(52)	(444)

Net expenses	78,267	14,998	4,512

Net investment income (loss)	362,963	75,929	15,332

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	62,002	7,216	4,383
Futures	—	1,302	—
Foreign currency transactions	—	(341)	—
Swaps	—	(6,418)	—

Net realized gain (loss)	62,002	1,759	4,383

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	566,572	184,371	4,370
Futures	—	167	—
Foreign currency translations	—	(128)	—
Swaps	—	(968)	—
Unfunded commitments	7	—	—

Change in net unrealized appreciation/depreciation	566,579	183,442	4,370

Net realized/unrealized gains (losses)	628,581	185,201	8,753

Change in net assets resulting from operations	$991,544	$261,130	$24,085

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$348,897	$20,282	$9,930
Interest income from affiliates	—	57	—
Dividend income from non-affiliates	1,471	—	—
Dividend income from affiliates	845	28	189

Total investment income	351,213	20,367	10,119

EXPENSES:
Investment advisory fees	35,400	2,629	1,621
Administration fees	4,466	616	532
Distribution fees:
Class A	1,188	43	241
Class C	802	15	186
Class R2	22	2	—
Shareholder servicing fees:
Class A	1,188	43	241
Class C	267	5	62
Class R2	11	1	—
Class R5	16	1	—
Select Class	6,913	810	375
Custodian and accounting fees	188	85	94
Professional fees	103	45	37
Collateral management fees	3	27	—
Trustees’ and Chief Compliance Officer’s fees	50	12	12
Printing and mailing costs	709	—	39
Registration and filing fees	136	54	31
Transfer agency fees (See Note 2.I.)	581	13	20
Sub-transfer agency fees (See Note 2.I.)	3,260	107	127
Other	60	18	11

Total expenses	55,363	4,526	3,629

Less fees waived	(11,792)	(491)	(1,130)
Less earnings credits	(1)	—	—
Less expense reimbursements	(716)	(48)	—

Net expenses	42,854	3,987	2,499

Net investment income (loss)	308,359	16,380	7,620

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(89,267)	4,981	(6)
Investments in affiliates	— (a)	—	—
Swaps	7,360	(23,228)	—

Net realized gain (loss)	(81,907)	(18,247)	(6)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,062,575	18,727	6,625
Swaps	1,553	27,683	—

Change in net unrealized appreciation/depreciation	1,064,128	46,410	6,625

Net realized/unrealized gains (losses)	982,221	28,163	6,619

Change in net assets resulting from operations	$1,290,580	$44,543	$14,239

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	283

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund		Short Duration High Yield Fund		Treasury & Agency Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$42,785		$76,472		$4,121		$513
Dividend income from non-affiliates	—		—		36		—
Dividend income from affiliates	502		70		13		2

Total investment income	43,287		76,542		4,170		515

EXPENSES:
Investment advisory fees	4,886		14,294		386		156
Administration fees	1,145		4,690		63		43
Distribution fees:
Class A	251		681		4		36
Class C	78		392		1		—
Shareholder servicing fees:
Class A	251		681		4		36
Class C	26		130		—	(a)	—
Select Class	1,462		9,502		148		94
Custodian and accounting fees	184		250		29		12
Professional fees	84		68		57		32
Trustees’ and Chief Compliance Officer’s fees	15		54		10		10
Printing and mailing costs	84		577		6		5
Registration and filing fees	36		57		38		15
Transfer agency fees (See Note 2.I.)	23		59		3		3
Sub-transfer agency fees (See Note 2.I.)	293		2,098		1		14
Other	22		89		3		3

Total expenses	8,840		33,622		753		459

Less fees waived	(4,204)		(5,108)		(278)		(188)
Less earnings credits	—	(a)	—	(a)	—		—
Less expense reimbursements	—		—		—	(a)	—

Net expenses	4,636		28,514		475		271

Net investment income (loss)	38,651		48,028		3,695		244

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	1,439		2,973		(3,411)		48
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	8,254		53,505		12,530		190
Unfunded commitments	—	(a)	2		—		—

Change in net unrealized appreciation/depreciation	8,254		53,507		12,530		190

Net realized/unrealized gains (losses)	9,693		56,480		9,119		238

Change in net assets resulting from operations	$48,344		$104,508		$12,814		$482

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$362,963	$674,007	$75,929	$130,807
Net realized gain (loss)	62,002	65,200	1,759	(17,927)
Change in net unrealized appreciation/depreciation	566,579	(230,536)	183,442	(96,909)

Change in net assets resulting from operations	991,544	508,671	261,130	15,971

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(35,905)	(77,176)	(12,489)	(20,653)
From net realized gains	—	(5,773)	—	(1,670)
Class B (a)
From net investment income	—	(58)	—	(6)
Class C
From net investment income	(7,811)	(14,251)	(2,577)	(5,609)
From net realized gains	—	(1,845)	—	(548)
Class R2
From net investment income	(1,172)	(2,105)	(365)	(678)
From net realized gains	—	(213)	—	(66)
Class R5
From net investment income	(5,785)	(9,514)	—	—
From net realized gains	—	(735)	—	—
Class R6
From net investment income	(173,293)	(283,647)	(40,196)	(47,065)
From net realized gains	—	(24,825)	—	(5,085)
Institutional Class
From net investment income	—	—	(13,169)	(21,960)
From net realized gains	—	—	—	(1,564)
Select Class
From net investment income	(144,864)	(295,000)	(7,250)	(36,145)
From net realized gains	—	(21,607)	—	(758)

Total distributions to shareholders	(368,830)	(736,749)	(76,046)	(141,807)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(612,148)	1,376,925	1,897,916	1,022,920

NET ASSETS:
Change in net assets	10,566	1,148,847	2,083,000	897,084
Beginning of period	29,514,554	28,365,707	4,760,602	3,863,518

End of period	$29,525,120	$29,514,554	$6,843,602	$4,760,602

Accumulated undistributed (distributions in excess of) net investment income	$1,840	$7,707	$1,412	$1,529

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	285

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,332	$28,463	$308,359	$558,430
Net realized gain (loss)	4,383	618	(81,907)	(218,886)
Change in net unrealized appreciation/depreciation	4,370	1,041	1,064,128	(1,242,298)

Change in net assets resulting from operations	24,085	30,122	1,290,580	(902,754)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(6,367)	(13,051)	(25,817)	(45,574)
From net realized gains	—	(8,104)	—	(492)
Class B (a)
From net investment income	—	(13)	—	(41)
Class C
From net investment income	(573)	(1,092)	(5,258)	(11,837)
From net realized gains	—	(968)	—	(126)
Class R2
From net investment income	(656)	(1,080)	(226)	(525)
From net realized gains	—	(757)	—	(6)
Class R5
From net investment income	—	—	(1,763)	(3,813)
From net realized gains	—	—	—	(36)
Class R6 (b)
From net investment income	(149)	—	(117,895)	(161,050)
From net realized gains	—	—	—	(2,073)
Select Class
From net investment income	(7,838)	(14,519)	(159,385)	(337,926)
From net realized gains	—	(8,055)	—	(3,062)

Total distributions to shareholders	(15,583)	(47,639)	(310,344)	(566,561)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	72,488	49,839	1,828,841	483,159

NET ASSETS:
Change in net assets	80,990	32,322	2,809,077	(986,156)
Beginning of period	1,306,782	1,274,460	9,288,671	10,274,827

End of period	$1,387,772	$1,306,782	$12,097,748	$9,288,671

Accumulated undistributed (distributions in excess of) net investment income	$7	$258	$3,302	$5,287

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Commencement of offering of class of shares effective August 1, 2016 for Government Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$16,380	$25,755	$7,620	$11,408
Net realized gain (loss)	(18,247)	(6,288)	(6)	(165)
Change in net unrealized appreciation/depreciation	46,410	(32,951)	6,625	(6,628)

Change in net assets resulting from operations	44,543	(13,484)	14,239	4,615

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(311)	(751)	(854)	(1,452)
Class C
From net investment income	(27)	(30)	(100)	(97)
Class R2
From net investment income	(6)	(2)	—	—
Class R5
From net investment income	(28)	(196)	—	—
Class R6
From net investment income	(9,191)	(10,023)	(5,138)	(3,706)
Select Class
From net investment income	(6,879)	(15,877)	(1,682)	(6,303)

Total distributions to shareholders	(16,442)	(26,879)	(7,774)	(11,558)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(169,600)	(183,626)	2,807	322,424

NET ASSETS:
Change in net assets	(141,499)	(223,989)	9,272	315,481
Beginning of period	1,559,830	1,783,819	1,253,246	937,765

End of period	$1,418,331	$1,559,830	$1,262,518	$1,253,246

Accumulated undistributed (distributions in excess of) net investment income	$(291)	$(229)	$(399)	$(245)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	287

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$38,651	$74,201	$48,028	$100,522
Net realized gain (loss)	1,439	1,786	2,973	6,262
Change in net unrealized appreciation/depreciation	8,254	2,402	53,507	(41,779)

Change in net assets resulting from operations	48,344	78,389	104,508	65,005

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,455)	(4,236)	(1,598)	(2,421)
From net realized gains	—	(150)	—	(425)
Class B (a)
From net investment income	—	—	—	— (b)
Class C
From net investment income	(215)	(225)	(38)	(147)
From net realized gains	—	(9)	—	(87)
Class R6
From net investment income	(20,519)	(41,985)	(17,552)	(33,410)
From net realized gains	—	(1,179)	—	(2,444)
Select Class
From net investment income	(16,325)	(30,537)	(32,705)	(64,725)
From net realized gains	—	(880)	—	(5,599)

Total distributions to shareholders	(39,514)	(79,201)	(51,893)	(109,258)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	87,379	101,972	56,656	(101,531)

NET ASSETS:
Change in net assets	96,209	101,160	109,271	(145,784)
Beginning of period	2,686,289	2,585,129	10,955,902	11,101,686

End of period	$2,782,498	$2,686,289	$11,065,173	$10,955,902

Accumulated undistributed (distributions in excess of) net investment income	$(25)	$838	$(2,220)	$1,645

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Short Duration High Yield Fund		Treasury & Agency Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,695	$9,551	$244	$695
Net realized gain (loss)	(3,411)	(6,895)	48	93
Change in net unrealized appreciation/depreciation	12,530	(12,081)	190	259

Change in net assets resulting from operations	12,814	(9,425)	482	1,047

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(67)	(134)	(43)	(134)
From net realized gains	—	—	—	(26)
Class C
From net investment income	(6)	(11)	—	—
Class R6
From net investment income	(797)	(2,816)	—	—
Select Class
From net investment income	(2,915)	(6,607)	(211)	(586)
From net realized gains	—	—	—	(84)

Total distributions to shareholders	(3,785)	(9,568)	(254)	(830)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	114	(79,606)	(2,861)	(24,709)

NET ASSETS:
Change in net assets	9,143	(98,599)	(2,633)	(24,492)
Beginning of period	157,299	255,898	105,711	130,203

End of period	$166,442	$157,299	$103,078	$105,711

Accumulated undistributed (distributions in excess of) net investment income	$11	$101	$(8)	$2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	289

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$681,511	$1,289,184	$376,044	$461,853
Distributions reinvested	34,226	77,471	12,087	21,470
Cost of shares redeemed	(710,006)	(3,307,992)	(135,144)	(224,501)
Conversion from Class B Shares	—	16,134	—	1,021

Change in net assets resulting from Class A capital transactions	$5,731	$(1,925,203)	$252,987	$259,843

Class B (a)
Proceeds from shares issued	$—	$35	$—	$12
Distributions reinvested	—	57	—	6
Cost of shares redeemed	—	(3,500)	—	(322)
Conversion to Class A Shares	—	(16,134)	—	(1,021)

Change in net assets resulting from Class B capital transactions	$—	$(19,542)	$—	$(1,325)

Class C
Proceeds from shares issued	$139,904	$153,635	$58,696	$82,689
Distributions reinvested	7,208	14,985	2,423	5,774
Cost of shares redeemed	(104,131)	(230,260)	(32,823)	(71,859)

Change in net assets resulting from Class C capital transactions	$42,981	$(61,640)	$28,296	$16,604

Class R2
Proceeds from shares issued	$19,628	$34,628	$8,804	$27,876
Distributions reinvested	1,068	2,138	191	471
Cost of shares redeemed	(15,356)	(40,726)	(11,931)	(12,096)

Change in net assets resulting from Class R2 capital transactions	$5,340	$(3,960)	$(2,936)	$16,251

Class R5
Proceeds from shares issued	$73,726	$206,211	$—	$—
Distributions reinvested	4,462	7,651	—	—
Cost of shares redeemed	(60,772)	(126,009)	—	—

Change in net assets resulting from Class R5 capital transactions	$17,416	$87,853	$—	$—

Class R6
Proceeds from shares issued	$1,276,227	$6,249,156	$1,401,424	$1,783,621
Distributions reinvested	163,470	296,498	38,896	48,212
Cost of shares redeemed	(2,227,743)	(2,896,201)	(327,553)	(236,828)

Change in net assets resulting from Class R6 capital transactions	$(788,046)	$3,649,453	$1,112,767	$1,595,005

Institutional Class
Proceeds from shares issued	$—	$—	$472,663	$343,641
Distributions reinvested	—	—	12,574	22,760
Cost of shares redeemed	—	—	(155,536)	(161,023)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$329,701	$205,378

Select Class
Proceeds from shares issued	$2,173,872	$5,814,466	$238,484	$308,123
Distributions reinvested	115,094	267,721	6,080	35,211
Cost of shares redeemed	(2,184,536)	(6,432,223)	(67,463)	(1,412,170)

Change in net assets resulting from Select Class capital transactions	$104,430	$(350,036)	$177,101	$(1,068,836)

Total change in net assets resulting from capital transactions	$(612,148)	$1,376,925	$1,897,916	$1,022,920

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	57,373	110,021	45,204	56,139
Reinvested	2,877	6,617	1,453	2,618
Redeemed	(59,509)	(281,776)	(16,204)	(27,302)
Conversion from Class B Shares	—	1,378	—	123

Change in Class A Shares	741	(163,760)	30,453	31,578

Class B (a)
Issued	—	3	—	1
Reinvested	—	5	—	1
Redeemed	—	(298)	—	(39)
Conversion to Class A Shares	—	(1,378)	—	(122)

Change in Class B Shares	—	(1,668)	—	(159)

Class C
Issued	11,698	13,038	7,022	10,016
Reinvested	602	1,274	290	700
Redeemed	(8,703)	(19,545)	(3,927)	(8,692)

Change in Class C Shares	3,597	(5,233)	3,385	2,024

Class R2
Issued	1,655	2,961	1,063	3,383
Reinvested	90	183	23	57
Redeemed	(1,295)	(3,480)	(1,432)	(1,466)

Change in Class R2 Shares	450	(336)	(346)	1,974

Class R5
Issued	6,209	17,692	—	—
Reinvested	376	655	—	—
Redeemed	(5,135)	(10,781)	—	—

Change in Class R5 Shares	1,450	7,566	—	—

Class R6
Issued	107,984	533,969	168,236	217,064
Reinvested	13,738	25,344	4,670	5,900
Redeemed	(187,561)	(247,410)	(39,337)	(28,834)

Change in Class R6 Shares	(65,839)	311,903	133,569	194,130

Institutional Class
Issued	—	—	56,652	41,799
Reinvested	—	—	1,510	2,772
Redeemed	—	—	(18,678)	(19,545)

Change in Institutional Class Shares	—	—	39,484	25,026

Select Class
Issued	183,201	495,668	28,627	37,482
Reinvested	9,683	22,898	731	4,271
Redeemed	(183,708)	(550,438)	(8,124)	(172,400)

Change in Select Class Shares	9,176	(31,872)	21,234	(130,647)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	291

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$114,445	$275,090	$358,733	$672,055
Distributions reinvested	3,587	12,237	24,935	42,259
Cost of shares redeemed	(123,122)	(291,606)	(375,224)	(567,419)
Conversion from Class B Shares	—	2,720	—	3,096

Change in net assets resulting from Class A capital transactions	$(5,090)	$(1,559)	$8,444	$149,991

Class B (a)
Proceeds from shares issued	$—	$30	$—	$43
Distributions reinvested	—	11	—	38
Cost of shares redeemed	—	(671)	—	(1,333)
Conversion to Class A Shares	—	(2,720)	—	(3,096)

Change in net assets resulting from Class B capital transactions	$—	$(3,350)	$—	$(4,348)

Class C
Proceeds from shares issued	$15,820	$19,726	$24,656	$26,897
Distributions reinvested	489	1,634	4,881	10,999
Cost of shares redeemed	(12,516)	(24,327)	(25,207)	(84,351)

Change in net assets resulting from Class C capital transactions	$3,793	$(2,967)	$4,330	$(46,455)

Class R2
Proceeds from shares issued	$17,619	$28,842	$1,489	$3,650
Distributions reinvested	427	1,175	170	431
Cost of shares redeemed	(13,962)	(21,862)	(2,273)	(4,621)

Change in net assets resulting from Class R2 capital transactions	$4,084	$8,155	$(614)	$(540)

Class R5
Proceeds from shares issued	$—	$—	$10,317	$19,127
Distributions reinvested	—	—	1,612	3,552
Cost of shares redeemed	—	—	(9,802)	(32,841)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$2,127	$(10,162)

Class R6 (b)
Proceeds from shares issued	$74,425	$—	$729,453	$2,263,337
Distributions reinvested	149	—	111,502	149,887
Cost of shares redeemed	(1)	—	(511,154)	(276,392)

Change in net assets resulting from Class R6 capital transactions	$74,573	$—	$329,801	$2,136,832

Select Class
Proceeds from shares issued	$140,452	$207,849	$2,140,085	$2,078,892
Distributions reinvested	6,588	17,840	100,789	228,026
Cost of shares redeemed	(151,912)	(176,129)	(756,121)	(4,049,077)

Change in net assets resulting from Select Class capital transactions	$(4,872)	$49,560	$1,484,753	$(1,742,159)

Total change in net assets resulting from capital transactions	$72,488	$49,839	$1,828,841	$483,159

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Commencement of offering of class of shares effective August 1, 2016 for Government Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Government Bond Fund		High Yield Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	10,497	25,337	50,618	94,167
Reinvested	329	1,132	3,527	5,918
Redeemed	(11,313)	(26,828)	(52,904)	(79,106)
Conversion from Class B Shares	—	249	—	407

Change in Class A Shares	(487)	(110)	1,241	21,386

Class B (a)
Issued	—	3	—	6
Reinvested	—	1	—	5
Redeemed	—	(62)	—	(174)
Conversion to Class A Shares	—	(249)	—	(406)

Change in Class B Shares	—	(307)	—	(569)

Class C
Issued	1,456	1,820	3,493	3,719
Reinvested	45	152	689	1,526
Redeemed	(1,152)	(2,245)	(3,565)	(11,691)

Change in Class C Shares	349	(273)	617	(6,446)

Class R2
Issued	1,619	2,662	212	506
Reinvested	39	109	24	60
Redeemed	(1,281)	(2,015)	(322)	(652)

Change in Class R2 Shares	377	756	(86)	(86)

Class R5
Issued	—	—	1,450	2,616
Reinvested	—	—	227	490
Redeemed	—	—	(1,378)	(4,483)

Change in Class R5 Shares	—	—	299	(1,377)

Class R6 (b)
Issued	6,798	—	102,550	313,320
Reinvested	14	—	15,688	21,110
Redeemed	— (c)	—	(71,903)	(39,034)

Change in Class R6 Shares	6,812	—	46,335	295,396

Select Class
Issued	12,887	19,141	300,293	288,780
Reinvested	605	1,650	14,158	31,426
Redeemed	(13,912)	(16,199)	(106,580)	(564,957)

Change in Select Class Shares	(420)	4,592	207,871	(244,751)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Commencement of offering of class of shares effective August 1, 2016 for Government Bond Fund.
(c)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	293

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,518	$15,190	$23,081	$92,942
Distributions reinvested	311	751	817	1,391
Cost of shares redeemed	(33,827)	(22,673)	(41,736)	(99,104)
Conversion from Class B Shares	—	—	—	122

Change in net assets resulting from Class A capital transactions	$(27,998)	$(6,732)	$(17,838)	$(4,649)

Class B (a)
Proceeds from shares issued	$—	$—	$—	$4
Cost of shares redeemed	—	—	—	(86)
Conversion to Class A Shares	—	—	—	(122)

Change in net assets resulting from Class B capital transactions	$—	$—	$—	$(204)

Class C
Proceeds from shares issued	$1,299	$622	$3,630	$14,826
Distributions reinvested	27	30	95	92
Cost of shares redeemed	(985)	(1,485)	(7,410)	(17,520)

Change in net assets resulting from Class C capital transactions	$341	$(833)	$(3,685)	$(2,602)

Class R2
Proceeds from shares issued	$466	$358	$—	$—
Distributions reinvested	6	2	—	—
Cost of shares redeemed	(66)	(80)	—	—

Change in net assets resulting from Class R2 capital transactions	$406	$280	$—	$—

Class R5
Proceeds from shares issued	$243	$1,524	$—	$—
Distributions reinvested	28	196	—	—
Cost of shares redeemed	(11,521)	(2,211)	—	—

Change in net assets resulting from Class R5 capital transactions	$(11,250)	$(491)	$—	$—

Class R6
Proceeds from shares issued	$47,972	$424,960	$87,841	$734,862
Distributions reinvested	8,982	9,688	4,794	3,224
Cost of shares redeemed	(73,819)	(128,254)	(11,032)	(97,953)

Change in net assets resulting from Class R6 capital transactions	$(16,865)	$306,394	$81,603	$640,133

Select Class
Proceeds from shares issued	$86,993	$156,573	$74,809	$411,901
Distributions reinvested	2,975	9,612	1,180	5,449
Cost of shares redeemed	(204,202)	(648,429)	(133,262)	(727,604)

Change in net assets resulting from Select Class capital transactions	$(114,234)	$(482,244)	$(57,273)	$(310,254)

Total change in net assets resulting from capital transactions	$(169,600)	$(183,626)	$2,807	$322,424

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	539	1,480	2,310	9,289
Reinvested	30	74	82	139
Redeemed	(3,292)	(2,217)	(4,175)	(9,915)
Conversion from Class B Shares	—	—	—	12

Change in Class A Shares	(2,723)	(663)	(1,783)	(475)

Class B (a)
Issued	—	—	—	— (b)
Redeemed	—	—	—	(9)
Conversion to Class A Shares	—	—	—	(12)

Change in Class B Shares	—	—	—	(21)

Class C
Issued	127	61	367	1,499
Reinvested	3	3	10	9
Redeemed	(96)	(145)	(749)	(1,771)

Change in Class C Shares	34	(81)	(372)	(263)

Class R2
Issued	45	36	—	—
Reinvested	— (b)	— (b)	—	—
Redeemed	(6)	(8)	—	—

Change in Class R2 Shares	39	28	—	—

Class R5
Issued	23	149	—	—
Reinvested	3	19	—	—
Redeemed	(1,117)	(217)	—	—

Change in Class R5 Shares	(1,091)	(49)	—	—

Class R6
Issued	4,655	41,783	8,794	73,445
Reinvested	872	950	478	323
Redeemed	(7,146)	(12,685)	(1,101)	(9,797)

Change in Class R6 Shares	(1,619)	30,048	8,171	63,971

Select Class
Issued	8,471	15,343	7,481	41,154
Reinvested	289	941	118	545
Redeemed	(19,857)	(63,764)	(13,328)	(72,883)

Change in Select Class Shares	(11,097)	(47,480)	(5,729)	(31,184)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	295

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$60,298	$122,386	$93,188	$473,231
Distributions reinvested	2,324	4,295	1,562	2,760
Cost of shares redeemed	(87,452)	(56,848)	(94,252)	(172,446)
Conversion from Class B Shares	—	—	—	363

Change in net assets resulting from Class A capital transactions	$(24,830)	$69,833	$498	$303,908

Class B (a)
Proceeds from shares issued	$—	$—	$—	$35
Distributions reinvested	—	—	—	— (b)
Cost of shares redeemed	—	—	—	(151)
Conversion to Class A Shares	—	—	—	(363)

Change in net assets resulting from Class B capital transactions	$—	$—	$—	$(479)

Class C
Proceeds from shares issued	$6,277	$14,586	$6,226	$23,148
Distributions reinvested	180	217	37	226
Cost of shares redeemed	(4,036)	(3,258)	(19,867)	(36,175)

Change in net assets resulting from Class C capital transactions	$2,421	$11,545	$(13,604)	$(12,801)

Class R6
Proceeds from shares issued	$72,975	$177,261	$917,390	$2,124,251
Subscriptions in-kind (See Note X)	—	—	44,995	—
Distributions reinvested	19,230	40,071	7,049	21,544
Cost of shares redeemed	(94,704)	(229,992)	(1,049,516)	(1,929,940)

Change in net assets resulting from Class R6 capital transactions	$(2,499)	$(12,660)	$(80,082)	$215,855

Select Class
Proceeds from shares issued	$314,880	$412,165	$1,676,720	$2,488,315
Distributions reinvested	12,059	21,595	24,063	44,385
Cost of shares redeemed	(214,652)	(400,506)	(1,550,939)	(3,140,714)

Change in net assets resulting from Select Class capital transactions	$112,287	$33,254	$149,844	$(608,014)

Total change in net assets resulting from capital transactions	$87,379	$101,972	$56,656	$(101,531)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	5,161	10,533	8,578	43,602
Reinvested	199	370	144	254
Redeemed	(7,485)	(4,892)	(8,667)	(15,900)
Conversion from Class B Shares	—	—	—	33

Change in Class A Shares	(2,125)	6,011	55	27,989

Class B (a)
Issued	—	—	—	4
Reinvested	—	—	—	— (b)
Redeemed	—	—	—	(14)
Conversion to Class A Shares	—	—	—	(33)

Change in Class B Shares	—	—	—	(43)

Class C
Issued	552	1,288	569	2,122
Reinvested	16	19	3	21
Redeemed	(355)	(288)	(1,816)	(3,312)

Change in Class C Shares	213	1,019	(1,244)	(1,169)

Class R6
Issued	6,413	15,585	84,227	195,339
Subscriptions in-kind (See Note X)	—	—	4,128	—
Reinvested	1,688	3,535	648	1,983
Redeemed	(8,309)	(20,216)	(96,336)	(177,528)

Change in Class R6 Shares	(208)	(1,096)	(7,333)	19,794

Select Class
Issued	27,623	36,302	154,014	228,970
Reinvested	1,058	1,905	2,210	4,084
Redeemed	(18,810)	(35,316)	(142,400)	(288,919)

Change in Select Class Shares	9,871	2,891	13,824	(55,865)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	297

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Duration High Yield Fund		Treasury & Agency Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$590	$12,531	$2,610	$21,299
Distributions reinvested	67	134	43	155
Cost of shares redeemed	(269)	(11,651)	(13,837)	(13,558)
Conversion from Class B Shares	—	—	—	— (a)

Change in net assets resulting from Class A capital transactions	$388	$1,014	$(11,184)	$7,896

Class B (b)
Cost of shares redeemed	$—	$—	$—	$(36)
Conversion to Class A Shares	—	—	—	— (a)

Change in net assets resulting from Class B capital transactions	$—	$—	$—	$(36)

Class C
Proceeds from shares issued	$183	$260	$—	$—
Distributions reinvested	6	11	—	—
Cost of shares redeemed	(163)	(303)	—	—

Change in net assets resulting from Class C capital transactions	$26	$(32)	$—	$—

Class R6
Proceeds from shares issued	$5,790	$1,999	$—	$—
Distributions reinvested	1	1	—	—
Cost of shares redeemed	(20,000)	(31,670)	—	—

Change in net assets resulting from Class R6 capital transactions	$(14,209)	$(29,670)	$—	$—

Select Class
Proceeds from shares issued	$33,544	$37,758	$19,555	$13,981
Distributions reinvested	616	1,247	111	413
Cost of shares redeemed	(20,251)	(89,923)	(11,343)	(46,963)

Change in net assets resulting from Select Class capital transactions	$13,909	$(50,918)	$8,323	$(32,569)

Total change in net assets resulting from capital transactions	$114	$(79,606)	$(2,861)	$(24,709)

(a)	Amount rounds to less than 500.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Short Duration High Yield Fund		Treasury & Agency Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	64	1,294	277	2,265
Reinvested	7	15	4	16
Redeemed	(29)	(1,220)	(1,465)	(1,439)
Conversion from Class B Shares	—	—	—	— (a)

Change in Class A Shares	42	89	(1,184)	842

Class B (b)
Redeemed	—	—	—	(4)
Conversion to Class A Shares	—	—	—	— (a)

Change in Class B Shares	—	—	—	(4)

Class C
Issued	20	28	—	—
Reinvested	1	1	—	—
Redeemed	(18)	(32)	—	—

Change in Class C Shares	3	(3)	—	—

Class R6
Issued	638	215	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(2,225)	(3,298)	—	—

Change in Class R6 Shares	(1,587)	(3,083)	—	—

Select Class
Issued	3,633	3,987	2,068	1,485
Reinvested	67	133	12	44
Redeemed	(2,211)	(9,581)	(1,201)	(4,987)

Change in Select Class Shares	1,489	(5,461)	879	(3,458)

(a)	Amount rounds to less than 500.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	299

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class A
Six Months Ended August 31, 2016 (Unaudited)	$11.75	$0.13	$0.24	$0.37	$(0.13)	$—	$(0.13)
Year Ended February 29, 2016	11.84	0.25	(0.07)	0.18	(0.25)	(0.02)	(0.27)
Year Ended February 28, 2015	11.65	0.27	0.20	0.47	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2014	12.02	0.30	(0.32)	(0.02)	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2013	11.93	0.32	0.11	0.43	(0.32)	(0.02)	(0.34)
Year Ended February 29, 2012	11.46	0.40	0.49	0.89	(0.40)	(0.02)	(0.42)
Class C
Six Months Ended August 31, 2016 (Unaudited)	11.82	0.09	0.24	0.33	(0.09)	—	(0.09)
Year Ended February 29, 2016	11.90	0.17	(0.06)	0.11	(0.17)	(0.02)	(0.19)
Year Ended February 28, 2015	11.71	0.19	0.21	0.40	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2014	12.07	0.22	(0.31)	(0.09)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2013	11.98	0.25	0.10	0.35	(0.24)	(0.02)	(0.26)
Year Ended February 29, 2012	11.51	0.33	0.48	0.81	(0.32)	(0.02)	(0.34)
Class R2
Six Months Ended August 31, 2016 (Unaudited)	11.73	0.11	0.26	0.37	(0.12)	—	(0.12)
Year Ended February 29, 2016	11.82	0.22	(0.07)	0.15	(0.22)	(0.02)	(0.24)
Year Ended February 28, 2015	11.63	0.24	0.20	0.44	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2014	12.00	0.27	(0.32)	(0.05)	(0.26)	(0.06)	(0.32)
Year Ended February 28, 2013	11.91	0.29	0.11	0.40	(0.29)	(0.02)	(0.31)
Year Ended February 29, 2012	11.45	0.37	0.48	0.85	(0.37)	(0.02)	(0.39)
Class R5
Six Months Ended August 31, 2016 (Unaudited)	11.72	0.15	0.25	0.40	(0.15)	—	(0.15)
Year Ended February 29, 2016	11.82	0.28	(0.07)	0.21	(0.29)	(0.02)	(0.31)
Year Ended February 28, 2015	11.63	0.30	0.21	0.51	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2014	12.00	0.33	(0.31)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.91	0.36	0.10	0.46	(0.35)	(0.02)	(0.37)
Year Ended February 29, 2012	11.44	0.43	0.49	0.92	(0.43)	(0.02)	(0.45)
Class R6
Six Months Ended August 31, 2016 (Unaudited)	11.75	0.15	0.26	0.41	(0.16)	—	(0.16)
Year Ended February 29, 2016	11.84	0.30	(0.07)	0.23	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2015	11.65	0.31	0.21	0.52	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2014	12.02	0.34	(0.32)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.92	0.36	0.12	0.48	(0.36)	(0.02)	(0.38)
Year Ended February 29, 2012	11.46	0.44	0.48	0.92	(0.44)	(0.02)	(0.46)
Select Class
Six Months Ended August 31, 2016 (Unaudited)	11.74	0.14	0.24	0.38	(0.14)	—	(0.14)
Year Ended February 29, 2016	11.83	0.27	(0.07)	0.20	(0.27)	(0.02)	(0.29)
Year Ended February 28, 2015	11.64	0.28	0.21	0.49	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	12.01	0.32	(0.32)	— (g)	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2013	11.92	0.34	0.11	0.45	(0.34)	(0.02)	(0.36)
Year Ended February 29, 2012	11.45	0.42	0.49	0.91	(0.42)	(0.02)	(0.44)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$11.99	3.19%	$3,144,567	0.74%	2.16%	0.98%	12%
11.75	1.57	3,071,916	0.74	2.11	0.98	22
11.84	4.16	5,034,237	0.74	2.27	0.96	15
11.65	(0.08)	5,237,738	0.75	2.52	0.97	15
12.02	3.56	6,347,063	0.74	2.68	0.97	15
11.93	7.89	5,937,341	0.75	3.40	0.98	20

12.06	2.82	1,042,392	1.39	1.52	1.45	12
11.82	0.98	978,417	1.39	1.47	1.45	22
11.90	3.45	1,047,962	1.39	1.62	1.46	15
11.71	(0.69)	1,216,032	1.40	1.84	1.47	15
12.07	2.91	2,549,712	1.39	2.03	1.47	15
11.98	7.15	2,400,830	1.40	2.76	1.48	20

11.98	3.15	121,239	0.99	1.92	1.35	12
11.73	1.32	113,488	0.99	1.87	1.34	22
11.82	3.90	118,352	0.99	2.01	1.24	15
11.63	(0.33)	110,094	1.00	2.28	1.23	15
12.00	3.32	112,812	0.99	2.40	1.22	15
11.91	7.54	67,044	1.00	3.14	1.23	20

11.97	3.44	473,292	0.44	2.47	0.52	12
11.72	1.83	446,658	0.44	2.42	0.52	22
11.82	4.49	360,868	0.44	2.56	0.52	15
11.63	0.21	325,239	0.45	2.84	0.53	15
12.00	3.87	286,302	0.44	2.96	0.52	15
11.91	8.21	190,711	0.45	3.70	0.53	20

12.00	3.48	12,626,222	0.34	2.56	0.40	12
11.75	2.00	13,142,391	0.34	2.52	0.41	22
11.84	4.53	9,552,192	0.38	2.62	0.44	15
11.65	0.24	6,635,284	0.40	2.90	0.48	15
12.02	3.98	5,132,037	0.39	3.01	0.47	15
11.92	8.16	3,221,144	0.40	3.75	0.48	20

11.98	3.27	12,117,408	0.57	2.33	0.71	12
11.74	1.77	11,761,684	0.57	2.29	0.71	22
11.83	4.32	12,232,357	0.57	2.43	0.71	15
11.64	0.08	9,526,541	0.58	2.68	0.72	15
12.01	3.73	14,911,091	0.57	2.84	0.72	15
11.92	8.09	12,717,750	0.58	3.58	0.73	20

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	301

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Plus Bond Fund
Class A
Six Months Ended August 31, 2016 (Unaudited)	$8.15	$0.10	$0.29	$0.39	$(0.11)	$—	$(0.11)
Year Ended February 29, 2016	8.40	0.24	(0.23)	0.01	(0.24)	(0.02)	(0.26)
Year Ended February 28, 2015	8.31	0.27	0.15	0.42	(0.27)	(0.06)	(0.33)
Year Ended February 28, 2014	8.49	0.30	(0.12)	0.18	(0.30)	(0.06)	(0.36)
Year Ended February 28, 2013	8.38	0.31	0.10	0.41	(0.30)	— (g)	(0.30)
Year Ended February 29, 2012	8.19	0.38	0.19	0.57	(0.38)	— (g)	(0.38)

Class C
Six Months Ended August 31, 2016 (Unaudited)	8.19	0.08	0.28	0.36	(0.08)	—	(0.08)
Year Ended February 29, 2016	8.44	0.18	(0.23)	(0.05)	(0.18)	(0.02)	(0.20)
Year Ended February 28, 2015	8.35	0.22	0.14	0.36	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2014	8.52	0.24	(0.11)	0.13	(0.24)	(0.06)	(0.30)
Year Ended February 28, 2013	8.42	0.26	0.09	0.35	(0.25)	— (g)	(0.25)
Year Ended February 29, 2012	8.23	0.33	0.19	0.52	(0.33)	— (g)	(0.33)

Class R2
Six Months Ended August 31, 2016 (Unaudited)	8.14	0.09	0.28	0.37	(0.09)	—	(0.09)
Year Ended February 29, 2016	8.39	0.20	(0.23)	(0.03)	(0.20)	(0.02)	(0.22)
Year Ended February 28, 2015	8.30	0.23	0.15	0.38	(0.23)	(0.06)	(0.29)
Year Ended February 28, 2014	8.48	0.26	(0.12)	0.14	(0.26)	(0.06)	(0.32)
Year Ended February 28, 2013	8.38	0.28	0.09	0.37	(0.27)	— (g)	(0.27)
Year Ended February 29, 2012	8.20	0.35	0.18	0.53	(0.35)	— (g)	(0.35)

Class R6
Six Months Ended August 31, 2016 (Unaudited)	8.15	0.12	0.28	0.40	(0.12)	—	(0.12)
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.27)	(0.02)	(0.29)
Year Ended February 28, 2015	8.31	0.29	0.15	0.44	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2014	8.49	0.33	(0.12)	0.21	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	8.38	0.34	0.10	0.44	(0.33)	— (g)	(0.33)
Year Ended February 29, 2012	8.19	0.41	0.19	0.60	(0.41)	— (g)	(0.41)

Institutional Class
Six Months Ended August 31, 2016 (Unaudited)	8.16	0.11	0.27	0.38	(0.11)	—	(0.11)
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.26)	(0.02)	(0.28)
Year Ended February 28, 2015	8.32	0.28	0.15	0.43	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2014	8.49	0.32	(0.11)	0.21	(0.32)	(0.06)	(0.38)
Year Ended February 28, 2013	8.39	0.33	0.10	0.43	(0.33)	— (g)	(0.33)
Year Ended February 29, 2012	8.20	0.40	0.20	0.60	(0.41)	— (g)	(0.41)

Select Class
Six Months Ended August 31, 2016 (Unaudited)	8.14	0.12	0.28	0.40	(0.12)	—	(0.12)
Year Ended February 29, 2016	8.39	0.25	(0.23)	0.02	(0.25)	(0.02)	(0.27)
Year Ended February 28, 2015	8.30	0.28	0.14	0.42	(0.27)	(0.06)	(0.33)
Year Ended February 28, 2014	8.48	0.30	(0.11)	0.19	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2013	8.38	0.32	0.09	0.41	(0.31)	— (g)	(0.31)
Year Ended February 29, 2012	8.19	0.39	0.19	0.58	(0.39)	— (g)	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data (a)
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$8.43	4.75%	$1,121,133	0.74%	2.46%	1.01%	34%
8.15	0.09	836,190	0.75	2.88	1.02	45
8.40	5.10	596,507	0.74	3.18	0.97	52
8.31	2.12	334,499	0.75	3.54	0.95	25
8.49	5.06	568,987	0.73	3.67	0.95	25
8.38	7.19	424,254	0.75	4.63	0.97	23

8.47	4.36	301,696	1.39	1.83	1.47	34
8.19	(0.60)	263,986	1.40	2.23	1.49	45
8.44	4.37	254,815	1.39	2.58	1.46	52
8.35	1.54	254,763	1.40	2.88	1.45	25
8.52	4.27	559,441	1.38	3.02	1.45	25
8.42	6.48	398,777	1.40	3.97	1.47	23

8.42	4.52	32,897	1.14	2.09	1.40	34
8.14	(0.34)	34,621	1.15	2.48	1.41	45
8.39	4.70	19,108	1.14	2.79	1.31	52
8.30	1.72	12,063	1.15	3.16	1.20	25
8.48	4.56	9,675	1.13	3.25	1.20	25
8.38	6.66	927	1.15	4.21	1.22	23

8.43	4.90	3,596,661	0.39	2.80	0.41	34
8.15	0.43	2,388,798	0.40	3.22	0.42	45
8.40	5.44	830,958	0.39	3.48	0.43	52
8.31	2.48	326,452	0.40	3.92	0.45	25
8.49	5.40	243,671	0.39	3.99	0.45	25
8.38	7.57	64,170	0.39	5.01	0.46	23

8.43	4.73	1,164,902	0.48	2.72	0.54	34
8.16	0.49	804,375	0.49	3.14	0.55	45
8.40	5.24	618,643	0.48	3.39	0.54	52
8.32	2.51	260,210	0.49	3.86	0.56	25
8.49	5.20	51,964	0.47	3.94	0.55	25
8.39	7.47	39,168	0.48	4.90	0.57	23

8.42	4.88	626,313	0.45	2.75	0.72	34
8.14	0.21	432,632	0.64	3.00	0.69	45
8.39	5.20	1,542,145	0.64	3.32	0.69	52
8.30	2.23	1,275,145	0.65	3.66	0.70	25
8.48	5.05	1,516,099	0.63	3.78	0.70	25
8.38	7.28	1,340,341	0.64	4.74	0.72	23

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	303

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class A
Six Months Ended August 31, 2016 (Unaudited)	$10.86	$0.12	(f)(g)	$0.07	$0.19	$(0.12)	$—	$(0.12)
Year Ended February 29, 2016	11.02	0.23	(f)	— (h)	0.23	(0.24)	(0.15)	(0.39)
Year Ended February 28, 2015	11.03	0.27		0.19	0.46	(0.26)	(0.21)	(0.47)
Year Ended February 28, 2014	11.56	0.29		(0.47)	(0.18)	(0.30)	(0.05)	(0.35)
Year Ended February 28, 2013	11.55	0.30		0.01	0.31	(0.30)	—	(0.30)
Year Ended February 29, 2012	10.81	0.38		0.76	1.14	(0.38)	(0.02)	(0.40)

Class C
Six Months Ended August 31, 2016 (Unaudited)	10.83	0.08	(f)(g)	0.07	0.15	(0.08)	—	(0.08)
Year Ended February 29, 2016	10.98	0.15	(f)	0.01	0.16	(0.16)	(0.15)	(0.31)
Year Ended February 28, 2015	10.99	0.19		0.19	0.38	(0.18)	(0.21)	(0.39)
Year Ended February 28, 2014	11.52	0.20		(0.47)	(0.27)	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2013	11.51	0.22		— (h)	0.22	(0.21)	—	(0.21)
Year Ended February 29, 2012	10.78	0.30		0.75	1.05	(0.30)	(0.02)	(0.32)

Class R2
Six Months Ended August 31, 2016 (Unaudited)	10.85	0.11	(f)(g)	0.07	0.18	(0.11)	—	(0.11)
Year Ended February 29, 2016	11.01	0.20	(f)	0.01	0.21	(0.22)	(0.15)	(0.37)
Year Ended February 28, 2015	11.02	0.25		0.18	0.43	(0.23)	(0.21)	(0.44)
Year Ended February 28, 2014	11.55	0.26		(0.47)	(0.21)	(0.27)	(0.05)	(0.32)
Year Ended February 28, 2013	11.54	0.28		— (h)	0.28	(0.27)	—	(0.27)
Year Ended February 29, 2012	10.80	0.35		0.76	1.11	(0.35)	(0.02)	(0.37)

Class R6
August 1, 2016 (i) through August 31, 2016 (Unaudited)	10.97	0.02	(f)(g)	(0.05)	(0.03)	(0.02)	—	(0.02)

Select Class
Six Months Ended August 31, 2016 (Unaudited)	10.86	0.14	(f)(g)	0.07	0.21	(0.14)	—	(0.14)
Year Ended February 29, 2016	11.02	0.26	(f)	— (h)	0.26	(0.27)	(0.15)	(0.42)
Year Ended February 28, 2015	11.03	0.31		0.18	0.49	(0.29)	(0.21)	(0.50)
Year Ended February 28, 2014	11.56	0.32		(0.48)	(0.16)	(0.32)	(0.05)	(0.37)
Year Ended February 28, 2013	11.54	0.33		0.02	0.35	(0.33)	—	(0.33)
Year Ended February 29, 2012	10.80	0.41		0.76	1.17	(0.41)	(0.02)	(0.43)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.005.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.93	1.79%	$572,720	0.75%	2.21	%(g)	1.14%	7%
10.86	2.16	574,262	0.75	2.13		1.13	15
11.02	4.23	583,764	0.75	2.47		1.09	18
11.03	(1.60)	681,612	0.74	2.55		1.05	5
11.56	2.67	777,517	0.74	2.61		1.01	12
11.55	10.67	615,219	0.74	3.33		1.03	15

10.90	1.42	77,714	1.47	1.49	(g)	1.51	7
10.83	1.49	73,435	1.48	1.40		1.52	15
10.98	3.47	77,471	1.48	1.74		1.57	18
10.99	(2.35)	86,180	1.47	1.80		1.54	5
11.52	1.94	186,164	1.47	1.89		1.51	12
11.51	9.81	201,498	1.47	2.61		1.53	15

10.92	1.66	65,745	1.00	1.96	(g)	1.39	7
10.85	1.92	61,217	1.00	1.88		1.41	15
11.01	3.95	53,792	1.00	2.21		1.37	18
11.02	(1.84)	50,214	0.99	2.31		1.30	5
11.55	2.44	49,501	0.99	2.34		1.26	12
11.54	10.41	25,147	0.99	3.07		1.28	15

10.92	(0.26)	74,411	0.35	2.38	(g)	0.41	7

10.93	1.93	597,182	0.48	2.48	(g)	0.80	7
10.86	2.46	597,868	0.48	2.40		0.81	15
11.02	4.51	556,051	0.48	2.74		0.82	18
11.03	(1.36)	685,750	0.47	2.82		0.80	5
11.56	3.02	859,946	0.47	2.88		0.76	12
11.54	10.96	769,531	0.47	3.62		0.78	15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	305

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
High Yield Fund
Class A
Six Months Ended August 31, 2016 (Unaudited)	$6.65	$0.19	$0.67	$0.86	$(0.20)	$—	$(0.20)	$—
Year Ended February 29, 2016	7.71	0.40	(1.06)	(0.66)	(0.40)	— (g)	(0.40)	—
Year Ended February 28, 2015	8.08	0.41	(0.19)	0.22	(0.42)	(0.17)	(0.59)	—
Year Ended February 28, 2014	8.17	0.47	0.12	0.59	(0.47)	(0.21)	(0.68)	—
Year Ended February 28, 2013	7.89	0.51	0.32	0.83	(0.50)	(0.05)	(0.55)	—
Year Ended February 29, 2012	8.33	0.55	(0.27)	0.28	(0.56)	(0.16)	(0.72)	—	(g)

Class C
Six Months Ended August 31, 2016 (Unaudited)	6.66	0.17	0.67	0.84	(0.18)	—	(0.18)	—
Year Ended February 29, 2016	7.72	0.36	(1.06)	(0.70)	(0.36)	— (g)	(0.36)	—
Year Ended February 28, 2015	8.09	0.36	(0.19)	0.17	(0.37)	(0.17)	(0.54)	—
Year Ended February 28, 2014	8.18	0.43	0.12	0.55	(0.43)	(0.21)	(0.64)	—
Year Ended February 28, 2013	7.90	0.46	0.33	0.79	(0.46)	(0.05)	(0.51)	—
Year Ended February 29, 2012	8.34	0.50	(0.27)	0.23	(0.51)	(0.16)	(0.67)	—	(g)

Class R2
Six Months Ended August 31, 2016 (Unaudited)	6.64	0.18	0.67	0.85	(0.19)	—	(0.19)	—
Year Ended February 29, 2016	7.70	0.38	(1.06)	(0.68)	(0.38)	— (g)	(0.38)	—
Year Ended February 28, 2015	8.06	0.38	(0.18)	0.20	(0.39)	(0.17)	(0.56)	—
Year Ended February 28, 2014	8.15	0.45	0.11	0.56	(0.44)	(0.21)	(0.65)	—
Year Ended February 28, 2013	7.88	0.49	0.31	0.80	(0.48)	(0.05)	(0.53)	—
Year Ended February 29, 2012	8.32	0.53	(0.27)	0.26	(0.54)	(0.16)	(0.70)	—	(g)

Class R5
Six Months Ended August 31, 2016 (Unaudited)	6.69	0.20	0.67	0.87	(0.20)	—	(0.20)	—
Year Ended February 29, 2016	7.75	0.42	(1.06)	(0.64)	(0.42)	— (g)	(0.42)	—
Year Ended February 28, 2015	8.12	0.43	(0.19)	0.24	(0.44)	(0.17)	(0.61)	—
Year Ended February 28, 2014	8.21	0.50	0.11	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.93	0.53	0.33	0.86	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.36	0.58	(0.27)	0.31	(0.58)	(0.16)	(0.74)	—	(g)

Class R6
Six Months Ended August 31, 2016 (Unaudited)	6.68	0.21	0.67	0.88	(0.21)	—	(0.21)	—
Year Ended February 29, 2016	7.74	0.42	(1.06)	(0.64)	(0.42)	— (g)	(0.42)	—
Year Ended February 28, 2015	8.11	0.43	(0.19)	0.24	(0.44)	(0.17)	(0.61)	—
Year Ended February 28, 2014	8.20	0.50	0.11	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.91	0.53	0.34	0.87	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.35	0.58	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(g)

Select Class
Six Months Ended August 31, 2016 (Unaudited)	6.68	0.20	0.67	0.87	(0.20)	—	(0.20)	—
Year Ended February 29, 2016	7.75	0.42	(1.07)	(0.65)	(0.42)	— (g)	(0.42)	—
Year Ended February 28, 2015	8.11	0.42	(0.18)	0.24	(0.43)	(0.17)	(0.60)	—
Year Ended February 28, 2014	8.20	0.49	0.12	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.92	0.53	0.32	0.85	(0.52)	(0.05)	(0.57)	—
Year Ended February 29, 2012	8.36	0.58	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(g)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$7.31	13.01%	$953,627	0.99%	5.45%	1.34%	23%
6.65	(8.73)	859,215	1.00	5.52	1.37	52
7.71	2.86	831,346	0.99	5.14	1.35	52
8.08	7.57	1,066,865	1.04	5.84	1.32	54
8.17	10.98	964,864	1.12	6.32	1.33	65
7.89	3.69	1,103,966	1.15	6.98	1.34	41

7.32	12.66	221,579	1.54	4.90	1.84	23
6.66	(9.26)	197,406	1.55	4.92	1.85	52
7.72	2.27	278,495	1.58	4.55	1.84	52
8.09	7.00	315,026	1.59	5.29	1.81	54
8.18	10.33	348,508	1.68	5.75	1.84	65
7.90	3.03	280,078	1.80	6.33	1.84	41

7.30	12.85	8,746	1.29	5.15	1.88	23
6.64	(9.06)	8,533	1.30	5.19	1.82	52
7.70	2.62	10,544	1.33	4.8	1.68	52
8.06	7.24	11,019	1.34	5.54	1.56	54
8.15	10.58	16,384	1.36	6.06	1.59	65
7.88	3.46	6,968	1.40	6.72	1.59	41

7.36	13.21	65,007	0.74	5.69	0.88	23
6.69	(8.46)	57,112	0.75	5.73	0.88	52
7.75	3.06	76,869	0.78	5.36	0.90	52
8.12	7.82	103,378	0.79	6.09	0.86	54
8.21	11.26	102,404	0.82	6.59	0.89	65
7.93	4.11	50,747	0.86	7.28	0.89	41

7.35	13.24	4,394,000	0.69	5.74	0.75	23
6.68	(8.44)	3,685,406	0.70	5.91	0.76	52
7.74	3.10	1,983,909	0.73	5.41	0.80	52
8.11	7.86	2,202,757	0.74	6.13	0.81	54
8.20	11.42	1,746,074	0.77	6.66	0.84	65
7.91	4.01	1,461,496	0.81	7.32	0.84	41

7.35	13.21	6,454,789	0.79	5.63	1.12	23
6.68	(8.64)	4,480,999	0.80	5.66	1.12	52
7.75	3.16	7,089,261	0.83	5.30	1.09	52
8.11	7.76	7,329,642	0.84	6.04	1.06	54
8.20	11.18	8,127,147	0.87	6.57	1.08	65
7.92	3.95	8,616,283	0.90	7.23	1.09	41

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	307

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
Six Months Ended August 31, 2016 (Unaudited)	$10.14	$0.10		$0.18	$0.28	$(0.10)	$—	$(0.10)
Year Ended February 29, 2016	10.37	0.13		(0.22)	(0.09)	(0.14)	—	(0.14)
Year Ended February 28, 2015	10.51	0.12	(g)	(0.14)	(0.02)	(0.12)	—	(0.12)
Year Ended February 28, 2014	10.81	0.12		(0.30)	(0.18)	(0.11)	(0.01)	(0.12)
Year Ended February 28, 2013	10.74	0.15		0.13	0.28	(0.16)	(0.05)	(0.21)
Year Ended February 29, 2012	10.34	0.22		0.44	0.66	(0.21)	(0.05)	(0.26)

Class C
Six Months Ended August 31, 2016 (Unaudited)	10.09	0.07		0.18	0.25	(0.07)	—	(0.07)
Year Ended February 29, 2016	10.33	0.07		(0.23)	(0.16)	(0.08)	—	(0.08)
Year Ended February 28, 2015	10.48	0.05	(g)	(0.13)	(0.08)	(0.07)	—	(0.07)
Year Ended February 28, 2014	10.78	0.04		(0.29)	(0.25)	(0.04)	(0.01)	(0.05)
Year Ended February 28, 2013	10.73	0.08		0.12	0.20	(0.10)	(0.05)	(0.15)
Year Ended February 29, 2012	10.34	0.16		0.43	0.59	(0.15)	(0.05)	(0.20)

Class R2
Six Months Ended August 31, 2016 (Unaudited)	10.14	0.09		0.19	0.28	(0.09)	—	(0.09)
Year Ended February 29, 2016	10.37	0.09		(0.20)	(0.11)	(0.12)	—	(0.12)
Year Ended February 28, 2015	10.51	0.10	(g)	(0.14)	(0.04)	(0.10)	—	(0.10)
Year Ended February 28, 2014	10.81	0.10		(0.32)	(0.22)	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2013	10.74	0.13		0.12	0.25	(0.13)	(0.05)	(0.18)
Year Ended February 29, 2012	10.35	0.20		0.42	0.62	(0.18)	(0.05)	(0.23)

Class R5
Six Months Ended August 31, 2016 (Unaudited)	10.18	0.10		0.19	0.29	(0.11)	—	(0.11)
Year Ended February 29, 2016	10.41	0.16		(0.23)	(0.07)	(0.16)	—	(0.16)
Year Ended February 28, 2015	10.55	0.14	(g)	(0.14)	— (h)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.85	0.11		(0.27)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.77	0.18		0.12	0.30	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.37	0.24		0.44	0.68	(0.23)	(0.05)	(0.28)

Class R6
Six Months Ended August 31, 2016 (Unaudited)	10.15	0.12		0.19	0.31	(0.12)	—	(0.12)
Year Ended February 29, 2016	10.38	0.16		(0.22)	(0.06)	(0.17)	—	(0.17)
Year Ended February 28, 2015	10.52	0.14	(g)	(0.13)	0.01	(0.15)	—	(0.15)
Year Ended February 28, 2014	10.82	0.14		(0.30)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17		0.14	0.31	(0.18)	(0.05)	(0.23)
Year Ended February 29, 2012	10.34	0.25		0.44	0.69	(0.24)	(0.05)	(0.29)

Select Class
Six Months Ended August 31, 2016 (Unaudited)	10.14	0.11		0.18	0.29	(0.11)	—	(0.11)
Year Ended February 29, 2016	10.37	0.16		(0.23)	(0.07)	(0.16)	—	(0.16)
Year Ended February 28, 2015	10.51	0.13	(g)	(0.13)	— (h)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.81	0.13		(0.29)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17		0.12	0.29	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.34	0.24		0.44	0.68	(0.23)	(0.05)	(0.28)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$10.32	2.77%	$23,913	0.75%	1.92%		1.27%	17%
10.14	(0.85)	51,090	0.75	1.32		1.15	27
10.37	(0.18)	59,129	0.75	1.15	(g)	1.05	28
10.51	(1.66)	67,620	0.75	1.15		1.05	35
10.81	2.60	160,110	0.74	1.41		1.01	16
10.74	6.42	134,099	0.74	2.09		1.02	36

10.27	2.47	3,944	1.39	1.32		1.57	17
10.09	(1.53)	3,534	1.40	0.67		1.53	27
10.33	(0.82)	4,453	1.40	0.51	(g)	1.52	28
10.48	(2.27)	5,253	1.40	0.42		1.56	35
10.78	1.89	6,580	1.39	0.72		1.51	16
10.73	5.68	4,302	1.39	1.47		1.53	36

10.33	2.76	777	1.00	1.73		1.37	17
10.14	(1.08)	363	1.00	0.87		1.67	27
10.37	(0.41)	86	1.00	0.94	(g)	1.28	28
10.51	(1.96)	131	1.00	0.94		1.29	35
10.81	2.37	11,476	0.99	1.18		1.26	16
10.74	6.04	11,174	0.99	1.85		1.27	36

10.36	2.88	760	0.52	2.00		0.53	17
10.18	(0.64)	11,844	0.55	1.54		0.58	27
10.41	0.02	12,619	0.54	1.34	(g)	0.60	28
10.55	(1.44)	12,774	0.55	1.05		0.65	35
10.85	2.82	58	0.54	1.62		0.56	16
10.77	6.57	56	0.53	2.23		0.57	36

10.34	3.03	796,648	0.46	2.25		0.46	17
10.15	(0.56)	798,786	0.46	1.55		0.46	27
10.38	0.07	505,064	0.48	1.32	(g)	0.50	28
10.52	(1.41)	337,208	0.50	1.29		0.57	35
10.82	2.88	243,756	0.49	1.62		0.51	16
10.74	6.68	167,997	0.49	2.37		0.53	36

10.32	2.88	592,289	0.60	2.11		0.73	17
10.14	(0.70)	694,213	0.60	1.52		0.72	27
10.37	(0.04)	1,202,468	0.60	1.26	(g)	0.75	28
10.51	(1.47)	1,090,324	0.60	1.20		0.81	35
10.81	2.71	1,141,000	0.59	1.53		0.76	16
10.74	6.56	870,400	0.59	2.22		0.77	36

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	309

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Limited Duration Bond Fund
Class A
Six Months Ended August 31, 2016 (Unaudited)	$9.97	$0.04	$0.06	$0.10	$(0.05)
Year Ended February 29, 2016	10.02	0.07	(0.05)	0.02	(0.07)
Year Ended February 28, 2015	9.96	0.07	0.06	0.13	(0.07)
Year Ended February 28, 2014	9.84	0.06	0.14	0.20	(0.08)
Year Ended February 28, 2013	9.46	0.13	0.37	0.50	(0.12)
Year Ended February 29, 2012	9.46	0.18	(0.01)	0.17	(0.17)

Class C
Six Months Ended August 31, 2016 (Unaudited)	9.86	0.02	0.05	0.07	(0.02)
Year Ended February 29, 2016	9.91	0.02	(0.05)	(0.03)	(0.02)
Year Ended February 28, 2015	9.86	0.02	0.05	0.07	(0.02)
Year Ended February 28, 2014	9.74	0.01	0.14	0.15	(0.03)
Year Ended February 28, 2013	9.37	0.08	0.37	0.45	(0.08)
Year Ended February 29, 2012	9.37	0.13	(0.01)	0.12	(0.12)

Class R6
Six Months Ended August 31, 2016 (Unaudited)	9.98	0.07	0.05	0.12	(0.07)
Year Ended February 29, 2016	10.03	0.11	(0.04)	0.07	(0.12)
Year Ended February 28, 2015	9.98	0.12	0.04	0.16	(0.11)
Year Ended February 28, 2014	9.85	0.10	0.15	0.25	(0.12)
Year Ended February 28, 2013	9.47	0.17	0.38	0.55	(0.17)
Year Ended February 29, 2012	9.47	0.22	(0.01)	0.21	(0.21)

Select Class
Six Months Ended August 31, 2016 (Unaudited)	9.96	0.06	0.05	0.11	(0.06)
Year Ended February 29, 2016	10.02	0.10	(0.06)	0.04	(0.10)
Year Ended February 28, 2015	9.96	0.10	0.05	0.15	(0.09)
Year Ended February 28, 2014	9.84	0.08	0.14	0.22	(0.10)
Year Ended February 28, 2013	9.46	0.16	0.37	0.53	(0.15)
Year Ended February 29, 2012	9.46	0.20	(0.01)	0.19	(0.19)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$10.02	0.95%	$181,470	0.68%	0.87%	0.96%	12%
9.97	0.19	198,338	0.68	0.70	0.95	23
10.02	1.28	204,080	0.68	0.74	0.93	24
9.96	2.01	185,550	0.67	0.60	0.93	23
9.84	5.36	63,879	0.67	1.37	0.95	24
9.46	1.80	48,120	0.68	1.89	0.94	21

9.91	0.71	47,474	1.18	0.37	1.43	12
9.86	(0.31)	50,910	1.18	0.20	1.44	23
9.91	0.72	53,773	1.18	0.24	1.42	24
9.86	1.49	57,659	1.17	0.10	1.42	23
9.74	4.80	63,760	1.17	0.87	1.45	24
9.37	1.33	54,348	1.18	1.39	1.44	21

10.03	1.19	765,924	0.24	1.32	0.37	12
9.98	0.66	680,614	0.23	1.14	0.37	23
10.03	1.63	42,352	0.23	1.21	0.39	24
9.98	2.51	18,305	0.22	1.05	0.42	23
9.85	5.80	8,301	0.22	1.79	0.45	24
9.47	2.27	3,642	0.23	2.34	0.44	21

10.01	1.08	267,650	0.43	1.12	0.64	12
9.96	0.35	323,384	0.43	0.95	0.63	23
10.02	1.55	637,355	0.43	1.00	0.65	24
9.96	2.23	548,277	0.42	0.85	0.67	23
9.84	5.61	377,532	0.42	1.61	0.70	24
9.46	2.08	292,294	0.43	2.13	0.69	21

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	311

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mortgage-Backed Securities Fund
Class A
Six Months Ended August 31, 2016 (Unaudited)	$11.66	$0.14	(f)	$0.05	$0.19	$(0.15)	$—	$(0.15)
Year Ended February 29, 2016	11.65	0.30	(f)	0.02	0.32	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2015	11.58	0.34		0.08	0.42	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2014	11.84	0.35		(0.30)	0.05	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.75	0.34		0.08	0.42	(0.33)	—	(0.33)
Year Ended February 29, 2012	11.50	0.49		0.25	0.74	(0.49)	—	(0.49)

Class C
Six Months Ended August 31, 2016 (Unaudited)	11.36	0.11	(f)	0.04	0.15	(0.12)	—	(0.12)
Year Ended February 29, 2016	11.36	0.23	(f)	0.03	0.26	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2015	11.30	0.27		0.09	0.36	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	11.57	0.26		(0.27)	(0.01)	(0.25)	(0.01)	(0.26)
July 2, 2012 (g) through February 28, 2013	11.55	0.17		0.04	0.21	(0.19)	—	(0.19)

Class R6
Six Months Ended August 31, 2016 (Unaudited)	11.38	0.16	(f)	0.05	0.21	(0.17)	—	(0.17)
Year Ended February 29, 2016	11.39	0.34	(f)	0.01	0.35	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2015	11.32	0.38		0.09	0.47	(0.39)	(0.01)	(0.40)
Year Ended February 28, 2014	11.59	0.36		(0.27)	0.09	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2013	11.51	0.38		0.07	0.45	(0.37)	—	(0.37)
Year Ended February 29, 2012	11.28	0.54		0.23	0.77	(0.54)	—	(0.54)

Select Class
Six Months Ended August 31, 2016 (Unaudited)	11.38	0.16	(f)	0.04	0.20	(0.16)	—	(0.16)
Year Ended February 29, 2016	11.39	0.32	(f)	0.01	0.33	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2015	11.32	0.35		0.10	0.45	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2014	11.59	0.35		(0.28)	0.07	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2013	11.51	0.36		0.08	0.44	(0.36)	—	(0.36)
Year Ended February 29, 2012	11.27	0.53		0.23	0.76	(0.52)	—	(0.52)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.70	1.60%	$185,082	0.63%	2.46%	1.03%	9%
11.66	2.82	209,213	0.64	2.56	0.99	16
11.65	3.69	139,104	0.65	2.85	1.02	7
11.58	0.45	149,964	0.65	2.66	0.99	9
11.84	3.57	294,739	0.64	2.88	0.98	19
11.75	6.57	255,946	0.64	4.29	0.98	21

11.39	1.31	21,759	1.13	1.96	1.52	9
11.36	2.31	19,275	1.14	2.06	1.51	16
11.36	3.21	7,704	1.15	2.36	1.52	7
11.30	(0.10)	6,322	1.15	2.22	1.50	9
11.57	1.81	6,592	1.14	2.08	1.49	19

11.42	1.85	1,386,596	0.23	2.86	0.46	9
11.38	3.14	1,384,768	0.24	2.98	0.46	16
11.39	4.20	1,397,901	0.25	3.25	0.49	7
11.32	0.81	1,604,557	0.25	3.12	0.50	9
11.59	3.97	1,864,649	0.24	3.29	0.48	19
11.51	6.96	1,538,507	0.24	4.72	0.48	21

11.42	1.77	1,189,061	0.38	2.71	0.75	9
11.38	2.97	1,073,033	0.39	2.83	0.72	16
11.39	4.05	1,040,420	0.40	3.10	0.75	7
11.32	0.63	1,043,527	0.40	2.89	0.74	9
11.59	3.83	2,242,411	0.39	3.09	0.73	19
11.51	6.89	1,264,766	0.39	4.51	0.73	21

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	313

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Six Months Ended August 31, 2016 (Unaudited)	$10.83	$0.03		$0.05	$0.08	$(0.03)	$—	$(0.03)
Year Ended February 29, 2016	10.87	0.07		(0.03)	0.04	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2015	10.90	0.07		(0.02)	0.05	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2014	10.97	0.07		(0.06)	0.01	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2013	10.97	0.11		— (g)	0.11	(0.11)	— (g)	(0.11)
Year Ended February 29, 2012	10.95	0.15		0.04	0.19	(0.15)	(0.02)	(0.17)

Class C
Six Months Ended August 31, 2016 (Unaudited)	10.90	—	(g)	0.05	0.05	— (g)	—	— (g)
Year Ended February 29, 2016	10.94	0.01		(0.03)	(0.02)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2015	10.97	0.01		(0.02)	(0.01)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2014	11.04	0.01		(0.05)	(0.04)	(0.02)	(0.01)	(0.03)
Year Ended February 28, 2013	11.04	0.05		— (g)	0.05	(0.05)	— (g)	(0.05)
Year Ended February 29, 2012	11.02	0.09		0.04	0.13	(0.09)	(0.02)	(0.11)

Class R6
Six Months Ended August 31, 2016 (Unaudited)	10.84	0.06		0.05	0.11	(0.06)	—	(0.06)
Year Ended February 29, 2016	10.89	0.12		(0.03)	0.09	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2015	10.91	0.12		(0.01)	0.11	(0.12)	(0.01)	(0.13)
Year Ended February 28, 2014	10.98	0.12		(0.05)	0.07	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.99	0.16		(0.01)	0.15	(0.16)	— (g)	(0.16)
Year Ended February 29, 2012	10.97	0.20		0.05	0.25	(0.21)	(0.02)	(0.23)

Select Class
Six Months Ended August 31, 2016 (Unaudited)	10.84	0.04		0.07	0.11	(0.05)	—	(0.05)
Year Ended February 29, 2016	10.89	0.10		(0.04)	0.06	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2015	10.91	0.10		(0.02)	0.08	(0.09)	(0.01)	(0.10)
Year Ended February 28, 2014	10.98	0.10		(0.06)	0.04	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2013	10.99	0.13		(0.01)	0.12	(0.13)	— (g)	(0.13)
Year Ended February 29, 2012	10.96	0.18		0.05	0.23	(0.18)	(0.02)	(0.20)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$10.88	0.76%	$531,168	0.80%	0.54%	0.90%	24%
10.83	0.35	528,045	0.80	0.63	0.92	45
10.87	0.38	225,852	0.80	0.63	0.92	41
10.90	0.11	240,174	0.80	0.63	0.89	38
10.97	0.99	281,110	0.80	0.97	0.86	33
10.97	1.76	260,098	0.80	1.36	0.86	40

10.95	0.50	97,792	1.30	0.04	1.41	24
10.90	(0.16)	110,872	1.30	0.13	1.41	45
10.94	(0.10)	124,100	1.30	0.13	1.40	41
10.97	(0.39)	154,636	1.30	0.14	1.39	38
11.04	0.50	237,782	1.30	0.48	1.36	33
11.04	1.23	297,098	1.30	0.86	1.37	40

10.89	1.02	3,107,116	0.30	1.04	0.35	24
10.84	0.77	3,171,892	0.30	1.13	0.35	45
10.89	0.98	2,969,476	0.30	1.12	0.38	41
10.91	0.60	2,819,549	0.30	1.14	0.39	38
10.98	1.40	4,077,991	0.30	1.46	0.36	33
10.99	2.28	3,530,135	0.30	1.86	0.36	40

10.90	0.99	7,329,097	0.55	0.79	0.65	24
10.84	0.50	7,145,093	0.55	0.88	0.66	45
10.89	0.72	7,781,780	0.55	0.88	0.65	41
10.91	0.36	7,800,036	0.55	0.88	0.64	38
10.98	1.13	7,712,342	0.55	1.22	0.61	33
10.99	2.10	6,946,436	0.55	1.61	0.61	40

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	315

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration High Yield Fund
Class A
Six Months Ended August 31, 2016 (Unaudited)	$8.87	$0.21	$0.55	$0.76	$(0.22)	$—	$(0.22)
Year Ended February 29, 2016	9.76	0.41	(0.89)	(0.48)	(0.41)	—	(0.41)
Year Ended February 28, 2015	10.05	0.41	(0.28)	0.13	(0.41)	(0.01)	(0.42)
March 1, 2013 (g) through February 28, 2014	10.00	0.41	(0.02)	0.39	(0.34)	—	(0.34)

Class C
Six Months Ended August 31, 2016 (Unaudited)	8.85	0.19	0.55	0.74	(0.19)	—	(0.19)
Year Ended February 29, 2016	9.75	0.36	(0.89)	(0.53)	(0.37)	—	(0.37)
Year Ended February 28, 2015	10.05	0.36	(0.28)	0.08	(0.37)	(0.01)	(0.38)
March 1, 2013 (g) through February 28, 2014	10.00	0.36	(0.02)	0.34	(0.29)	—	(0.29)

Class R6
Six Months Ended August 31, 2016 (Unaudited)	8.86	0.23	0.55	0.78	(0.23)	—	(0.23)
Year Ended February 29, 2016	9.77	0.44	(0.90)	(0.46)	(0.45)	—	(0.45)
Year Ended February 28, 2015	10.06	0.45	(0.28)	0.17	(0.45)	(0.01)	(0.46)
March 1, 2013 (g) through February 28, 2014	10.00	0.45	(0.01)	0.44	(0.38)	—	(0.38)

Select Class
Six Months Ended August 31, 2016 (Unaudited)	8.86	0.22	0.56	0.78	(0.23)	—	(0.23)
Year Ended February 29, 2016	9.76	0.43	(0.89)	(0.46)	(0.44)	—	(0.44)
Year Ended February 28, 2015	10.05	0.44	(0.28)	0.16	(0.44)	(0.01)	(0.45)
March 1, 2013 (g) through February 28, 2014	10.00	0.43	(0.01)	0.42	(0.37)	—	(0.37)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)(f)

$9.41	8.59%	$3,122	0.89%		4.50%		1.39%		36%
8.87	(5.03)	2,570	0.90		4.34		1.25		42
9.76	1.31	1,965	0.89		4.15		1.21		73
10.05	4.02	1,415	0.89	(h)	4.13	(h)	1.45	(h)	66

9.40	8.45	305	1.39		4.00		2.07		36
8.85	(5.61)	264	1.40		3.82		1.88		42
9.75	0.80	324	1.39		3.63		1.73		73
10.05	3.48	55	1.39	(h)	3.62	(h)	2.15	(h)	66

9.41	8.93	33,353	0.49		4.90		0.77		36
8.86	(4.81)	45,491	0.50		4.65		0.69		42
9.77	1.72	80,234	0.49		4.53		0.70		73
10.06	4.47	41,712	0.48	(h)	4.49	(h)	0.78	(h)	66

9.41	8.86	129,662	0.64		4.75		1.02		36
8.86	(4.86)	108,974	0.65		4.55		0.94		42
9.76	1.54	173,375	0.64		4.40		0.95		73
10.05	4.24	201,219	0.63	(h)	4.36	(h)	1.15	(h)	66

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	317

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain	Total distributions
Treasury & Agency Fund
Class A
Six Months Ended August 31, 2016 (Unaudited)	$9.42	$0.01	$0.03	$0.04		$(0.02)	$—	$(0.02)
Year Ended February 29, 2016	9.41	0.04	0.03	0.07		(0.05)	(0.01)	(0.06)
Year Ended February 28, 2015	9.49	0.06	(0.05)	0.01		(0.06)	(0.03)	(0.09)
Year Ended February 28, 2014	9.63	0.08	(0.10)	(0.02)		(0.09)	(0.03)	(0.12)
Year Ended February 28, 2013	9.74	0.09	(0.06)	0.03		(0.09)	(0.05)	(0.14)
Year Ended February 29, 2012	9.78	0.12	0.05	0.17		(0.11)	(0.10)	(0.21)

Select Class
Six Months Ended August 31, 2016 (Unaudited)	9.42	0.03	0.02	0.05		(0.03)	—	(0.03)
Year Ended February 29, 2016	9.40	0.06	0.04	0.10		(0.07)	(0.01)	(0.08)
Year Ended February 28, 2015	9.48	0.08	(0.05)	0.03		(0.08)	(0.03)	(0.11)
Year Ended February 28, 2014	9.62	0.10	(0.10)	—	(g)	(0.11)	(0.03)	(0.14)
Year Ended February 28, 2013	9.73	0.11	(0.06)	0.05		(0.11)	(0.05)	(0.16)
Year Ended February 29, 2012	9.77	0.14	0.05	0.19		(0.13)	(0.10)	(0.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

318	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$9.44	0.39%	$23,505	0.70%	0.29%	1.06%	16%
9.42	0.73	34,618	0.70	0.42	1.03	24
9.41	0.12	26,654	0.70	0.64	1.02	23
9.49	(0.20)	44,375	0.70	0.85	0.98	15
9.63	0.23	73,424	0.69	0.89	0.95	19
9.74	1.72	90,893	0.70	1.17	0.95	35

9.44	0.49	79,573	0.45	0.54	0.81	16
9.42	1.05	71,093	0.45	0.66	0.77	24
9.40	0.38	103,513	0.45	0.87	0.78	23
9.48	0.05	132,599	0.45	1.09	0.73	15
9.62	0.48	235,447	0.44	1.14	0.70	19
9.73	1.97	313,699	0.45	1.42	0.70	35

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	319

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 10 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Core Bond Fund	Class A, Class C, Class R2, Class R3**, Class R4**, Class R5, Class R6 and Select Class	JPM II	Diversified
Core Plus Bond Fund	Class A, Class C, Class R2, Class R3**, Class R4**, Class R5**, Class R6, Institutional Class and Select Class	JPM II	Diversified
Government Bond Fund	Class A, Class C, Class R2, Class R3**, Class R4**, Class R6* and Select Class	JPM II	Diversified
High Yield Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Inflation Managed Bond Fund	Class A, Class C, Class R2***, Class R5, Class R6 and Select Class	JPM I	Diversified
Limited Duration Bond Fund	Class A, Class C, Class R6 and Select Class	JPM II	Diversified
Mortgage-Backed Securities Fund	Class A, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration Bond Fund	Class A, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration High Yield Fund	Class A, Class C, Class R6 and Select Class	JPM I	Diversified
Treasury & Agency Fund	Class A and Select Class	JPM II	Diversified

*	Commenced operations on August 1, 2016.
**	Expected to commence operations on September 9, 2016.
***	Class will liquidate on or about December 8, 2016.

The investment objective of Core Bond Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Core Plus Bond Fund is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

The investment objective of High Yield Fund is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of Inflation Managed Bond Fund is to seek to maximize inflation protected total return.

The investment objective of Limited Duration Bond Fund is to seek a high level of current income consistent with low volatility of principal.

The investment objective of Mortgage-Backed Securities Fund is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of Short Duration Bond Fund is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of Short Duration High Yield Fund is to seek current income with a secondary objective of capital appreciation.

The investment objective of Treasury & Agency Fund is to seek a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

On June 19, 2015, all remaining Class B Shares converted to Class A Shares of the same Fund. Prior to June 19, 2015, Class B Shares automatically converted to Class A Shares after eight years (except for Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund whose Class B Shares converted to Class A Shares after six years) and provided for a CDSC.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Funds’ administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Funds’ Administrator under the Administration Agreement.

320	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Limited Duration Bond Fund and Mortgage-Backed Securities Fund at August 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	321

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,181,618	$988,577		$3,170,195
Collateralized Mortgage Obligations
Agency CMO	—	3,740,087	12		3,740,099
Non-Agency CMO	—	581,085	120,874		701,959

Total Collateralized Mortgage Obligations	—	4,321,172	120,886		4,442,058

Commercial Mortgage-Backed Securities	—	769,938	91,409		861,347
Corporate Bonds
Consumer Discretionary	—	457,312	—		457,312
Consumer Staples	—	357,568	—		357,568
Energy	—	634,024	—		634,024
Financials	—	2,664,947	—		2,664,947
Health Care	—	380,767	—		380,767
Industrials	—	487,458	—		487,458
Information Technology	—	405,473	—		405,473
Materials	—	184,179	—		184,179
Real Estate	—	163,206	—		163,206
Telecommunication Services	—	424,405	—		424,405
Utilities	—	546,437	—		546,437

Total Corporate Bonds	—	6,705,776	—		6,705,776

Foreign Government Securities	—	305,083	—		305,083
Mortgage Pass-Through Securities	—	4,834,777	—		4,834,777
Municipal Bonds	—	91,002	—		91,002
Preferred Security
Financials	—	10,128	—		10,128
Supranational	—	28,544	—		28,544
U.S. Government Agency Securities	—	723,835	—		723,835
U.S. Treasury Obligations	—	7,415,024	—		7,415,024
Loan Assignment
Consumer Discretionary	—	45,199	—		45,199
Short-Term Investment
Investment Company	856,578	—	—		856,578

Total Investments in Securities	$856,578	$27,432,096	$1,200,872		$29,489,546

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$43		$43
Financials	—	—	16		16
Industrials	2	—	—		2
Materials	—	—	—	(a)	—	(a)
Telecommunication Services	226	—	—		226
Utilities	50	—	—		50

Total Common Stocks	278	—	59		337

322	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Financials	$346	$—	$1,886		$2,232
Industrials	—	1,028	—		1,028
Materials	—	—	—	(b)	—	(b)

Total Preferred Stocks	346	1,028	1,886		3,260

Debt Securities
Asset-Backed Securities	—	430,561	333,792		764,353
Collateralized Mortgage Obligations
Agency CMO	—	502,261	—		502,261
Non-Agency CMO	—	71,994	17,935		89,929

Total Collateralized Mortgage Obligations	—	574,255	17,935		574,255

Commercial Mortgage-Backed Securities	—	300,517	71,108		371,625
Convertible Bonds	—	—	—	(a)	—	(a)
Corporate Bonds
Consumer Discretionary	—	187,883	118		188,001
Consumer Staples	—	106,036	—		106,036
Energy	—	187,675	8,983		196,658
Financials	—	454,872	—		454,372
Health Care	—	135,280	—		135,280
Health Care Providers & Services	—	425	—		425
Industrials	—	135,117	—	(a)	135,117
Information Technology	—	126,661	—		126,661
Materials	—	109,493	50		109,543
Oil, Gas & Consumable Fuels	—	220	—		220
Real Estate	—	29,165	—		29,165
Telecommunication Services	—	122,706	—		122,706
Utilities	—	105,639	—		105,639

Total Corporate Bonds	—	1,701,172	9,151		1,710,323

Foreign Government Securities	—	69,264	—		69,264
Mortgage Pass-Through Securities	—	1,110,935	—		1,110,935
Municipal Bonds	—	17,670	—		17,670
Preferred Securities
Financials	—	19,040	—		19,040
Supranational	—	2,309	—		2,309
U.S. Government Agency Securities	—	39,420	—		39,420
U.S. Treasury Obligations	—	1,691,359	—		1,691,359
Loan Assignments
Consumer Discretionary	—	22,045	—	(a)	22,045
Consumer Staples	—	6,615	—		6,615
Energy	—	3,698	—		3,698
Financials	—	1,088	—		1,088
Health Care	—	1,817	—		1,817
Industrials	—	1,188	—		1,188
Information Technology	—	3,050	—		3,050
Materials	—	623	—		623
Telecommunication Services	—	1,988	—		1,988
Utilities	—	4,757	—		4,757

Total Loan Assignments	—	46,869	—	(a)	46,869

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Energy	—	—	576		576

Total Warrants	—	—	576		576

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	323

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Short-Term Investment
Investment Company	$346,277	$—	$—		$346,277

Total Investments in Securities	$346,901	$6,004,399	$434,507		$6,785,807

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$35	$—		$35
Futures Contracts	116	—	—		116

Total Appreciation in Other Financial Instruments	$116	$35	$—		$151

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(296)	$—		$(296)
Futures Contracts	(209)	—	—		(209)
Swaps	—	(870)	—		(870)

Total Depreciation in Other Financial Instruments	$(209)	$(1,166)	$—		$(1,375)

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (c)	$75,648	$1,321,100	$—		$1,396,748

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$1,472		$1,472
Financials	—	—	71		71
Industrials	17	—	—		17
Materials	—	—	—	(a)	— (a)
Telecommunication Services	4,964	—	—		4,964
Utilities	1,267	—	—		1,267

Total Common Stocks	6,248	—	1,543		7,791

Preferred Stocks
Consumer Discretionary	713	—	—		713
Financials	16,386	—	26,323		42,709
Industrials	—	13,047	—		13,047
Materials	—	—	—	(a)	— (a)

Total Preferred Stocks	17,099	13,047	26,323		56,469

Debt Securities
Asset-Backed Securities	—	—	1,764		1,764
Convertible Bonds
Consumer Discretionary	—	1,570	—		1,570
Utilities	—	6,358	—		6,358

Total Convertible Bonds	—	7,928	—		7,928

324	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Consumer Discretionary	$—	$2,122,565	$5,844		$2,128,409
Consumer Staples	—	693,575	—		693,575
Energy	—	1,151,748	18,829		1,170,577
Financials	—	604,255	7,653		611,908
Health Care	—	1,113,200	1		1,113,201
Industrials	—	1,016,232	—	(a)	1,016,232
Information Technology	—	639,602	—		639,602
Materials	—	1,223,846	324		1,224,170
Real Estate	—	95,252	—		95,252
Telecommunication Services	—	1,256,792	8,290		1,265,082
Utilities	—	515,556	—		515,556

Total Corporate Bonds	—	10,432,623	40,941		10,473,564

Preferred Securities
Financials	—	104,540	—		104,540
Loan Assignments
Consumer Discretionary	—	206,624	—		206,624
Consumer Staples	—	68,522	—		68,522
Energy	—	124,094	—		124,094
Financials	—	24,850	—		24,850
Health Care	—	22,467	—		22,467
Industrials	—	43,878	—		43,878
Information Technology	—	91,462	—		91,462
Materials	—	43,788	—		43,788
Telecommunication Services	—	53,232	—		53,232
Utilities	—	109,561	—		109,561

Total Loan Assignments	—	788,478	—		788,478

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Energy	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investments
Investment Company	616,479	—	—		616,479
U.S. Treasury Obligations	—	10,304	—		10,304

Total Investments in Securities	$639,826	$11,356,920	$70,571		$12,067,317

Appreciation in Other Financial Instruments
Swaps	$—	$9,374	$—		$9,374

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$75,431	$15,627		$91,058
Collateralized Mortgage Obligations
Agency CMO	—	239,557	—		239,557
Non-Agency CMO	—	6,825	76		6,901

Total Collateralized Mortgage Obligations	—	246,382	76		246,458

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	325

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

Inflation Managed Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$45,231	$133	$45,364
Corporate Bonds
Consumer Discretionary	—	30,790	—	30,790
Consumer Staples	—	35,141	—	35,141
Energy	—	43,754	—	43,754
Financials	—	152,968	—	152,968
Health Care	—	25,925	—	25,925
Industrials	—	51,537	—	51,537
Information Technology	—	21,799	—	21,799
Materials	—	13,387	—	13,387
Real Estate	—	12,787	—	12,787
Telecommunication Services	—	19,079	—	19,079
Utilities	—	60,011	—	60,011

Total Corporate Bonds	—	467,178	—	467,178

Foreign Government Securities	—	5,109	—	5,109
Mortgage Pass-Through Securities	—	129,062	—	129,062
U.S. Government Agency Securities	—	224,492	—	224,492
U.S. Treasury Obligations	—	177,942	—	177,942
Short-Term Investments
Investment Company	79,811	—	—	79,811

Total Investments in Securities	$79,811	$1,370,827	$15,836	$1,466,474

Appreciation in Other Financial Instruments
Swaps	$—	$247	$—	$247

Total Appreciation in Other Financial Instruments	$—	$247	$—	$247

Depreciation in Other Financial Instruments
Swaps	$—	$(54,254)	$—	$(54,254)

Total Depreciation in Other Financial Instruments	$—	$(54,254)	$—	$(54,254)

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$182,021	$66,043	$248,064
Collateralized Mortgage Obligations
Agency CMO	—	623,945	—	623,945
Non-Agency CMO	—	56,414	15,935	72,349

Total Collateralized Mortgage Obligations	—	680,359	15,935	696,294

Commercial Mortgage-Backed Securities	—	34,316	6,138	40,454
Corporate Bonds
Consumer Discretionary	—	4,009	—	4,009
Consumer Staples	—	610	—	610
Energy	—	20,584	—	20,584
Financials	—	64,255	—	64,255
Health Care	—	4,824	—	4,824
Industrials	—	2,226	—	2,226
Information Technology	—	7,598	—	7,598
Telecommunication Services	—	4,337	—	4,337
Utilities	—	4,922	—	4,922

Total Corporate Bonds	—	113,365	—	113,365

326	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

Limited Duration Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mortgage Pass-Through Securities	$—	$50,416	$—	$50,416
Municipal Bond	—	870	—	870
Short-Term Investment
Investment Company	106,063	—	—	106,063

Total Investments in Securities	$106,063	$1,061,347	$88,116	$1,255,526

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$115,897	$143,455	$259,352
Collateralized Mortgage Obligations
Agency CMO	—	872,802	5	872,807
Non-Agency CMO	—	161,820	38,619	200,439

Total Collateralized Mortgage Obligations	—	1,034,622	38,624	1,073,246

Commercial Mortgage-Backed Securities	—	124,281	19,694	143,975
Mortgage Pass-Through Securities	—	1,100,967	—	1,100,967
U.S. Treasury Obligations	—	27,481	—	27,481
Loan Assignment
Consumer Discretionary	—	5,333	—	5,333
Short-Term Investment
Investment Company	188,596	—	—	188,596

Total Investments in Securities	$188,596	$2,408,581	$201,773	$2,798,950

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$835,849	$145,040	$980,889
Collateralized Mortgage Obligations
Agency CMO	—	404,629	—	404,629
Non-Agency CMO	—	51,663	4,341	56,004

Total Collateralized Mortgage Obligations	—	456,292	4,341	460,633

Commercial Mortgage-Backed Securities	—	134,337	840	135,177
Corporate Bonds
Consumer Discretionary	—	101,886	—	101,886
Consumer Staples	—	113,966	—	113,966
Energy	—	230,615	—	230,615
Financials	—	1,342,213	—	1,342,213
Health Care	—	172,161	—	172,161
Industrials	—	134,185	—	134,185
Information Technology	—	49,910	—	49,910
Materials	—	39,202	—	39,202
Real Estate	—	42,113	—	42,113
Telecommunication Services	—	127,219	—	127,219
Utilities	—	134,915	—	134,915

Total Corporate Bonds	—	2,488,385	—	2,488,385

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	327

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

Short Duration Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mortgage Pass-Through Securities	$—	$288,697	$—	$288,697
U.S. Government Agency Securities	—	427,238	—	427,238
U.S. Treasury Obligations	—	6,228,287	—	6,228,287
Short-Term Investment
Investment Company	42,185	—	—	42,185

Total Investments in Securities	$42,185	$10,859,085	$150,221	$11,051,491

Short Duration High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$24,646	$—	$24,646
Consumer Staples	—	6,346	—	6,346
Energy	—	13,056	—	13,056
Financials	—	7,822	—	7,822
Health Care	—	14,229	—	14,229
Industrials	—	11,637	—	11,637
Information Technology	—	7,301	—	7,301
Materials	—	14,898	—	14,898
Real Estate	—	1,434	—	1,434
Telecommunication Services	—	13,870	—	13,870
Utilities	—	6,370	—	6,370

Total Corporate Bonds	—	121,609	—	121,609

Preferred Securities
Financials	—	1,352	—	1,352
Common Stock
Energy	—	—	33	33
Preferred Stocks
Financials	591	—	794	1,385
Loan Assignments
Consumer Discretionary	—	11,732	—	11,732
Consumer Staples	—	5,574	—	5,574
Energy	—	3,479	—	3,479
Financials	—	1,415	—	1,415
Health Care	—	2,555	—	2,555
Industrials	—	2,360	—	2,360
Materials	—	2,280	—	2,280
Real Estate	—	543	—	543
Telecommunication Services	—	2,523	—	2,523
Utilities	—	2,193	—	2,193

Total Loan Assignments	—	34,654	—	34,654

Short-Term Investment
Investment Company	5,501	—	—	5,501

Total Investments in Securities	$6,092	$157,615	$827	$164,534

328	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

Treasury & Agency Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (c)	$1,078	$101,633	$—	$102,711

(a)	Amount rounds to less than 500.
(b)	Value is zero.
(c)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

There were no transfers between level 1 and level 2 during the six months ended August 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of February 29, 2016	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016
Investments in Securities
Asset-Backed Securities	$291,801	$—		$9,087	$(3,468)	$118,207		$(163,285)	$746,734	$(10,499)	$988,577
Collateralized Mortgage Obligations — Agency CMO	—	—		12	—	—	(b)	—	—	—	12
Collateralized Mortgage Obligations — Non-Agency CMO	67,974	—	(a)	(1,331)	(359)	32,002		(12,056)	38,080	(3,436)	120,874
Commercial Mortgage-Backed Securities	106,750	—		(634)	(7,462)	—		(5,675)	—	(1,570)	91,409
Loan Assignment — Financials	10,289	—		52	— (a)	995		(11,336)	—	—	—

Total	$476,814	$—		$7,186	$(11,289)	$151,204		$(192,352)	$784,814	$(15,505)	$1,200,872

Core Plus Bond Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016
Investments in Securities
Asset-Backed Securities	$106,212		$—	$2,865	$(792)	$68,318		$(60,905)	$218,094	$—	$333,792
Collateralized Mortgage Obligations — Non-Agency CMO	12,664		— (a)	(132)	(26)	4,830		(3,456)	4,172	(117)	17,935
Commercial Mortgage-Backed Securities	66,932		33	2,626	(1,336)	10,400		(6,727)	—	(820)	71,108
Common Stocks — Consumer Discretionary	76		—	(33)	—	—		—	—	—	43
Common Stocks — Financials	165		44	(59)	—	528		(662)	—	—	16
Common Stocks — Materials	—	(a)	—	—	—	—		—	—	—	—	(a)
Convertible Bonds — Consumer Discretionary	—	(b)	(104)	104	—	—		—	—	—	—	(a)
Convertible Bonds — Utilities	511		247	(245)	—	—		(513)	—	—	—
Corporate Bonds — Consumer Discretionary	1,165		(61)	(513)	2	—	(a)	(475)	—	—	118
Corporate Bonds — Energy	—		(214)	907	123	7,684		(182)	665	—	8,983

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	329

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

Core Plus Bond Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016
Corporate Bonds — Industrials	$596		$—	$—	$—	$—	$—	$—	$(596)	$—	(a)
Corporate Bonds — Materials	538		(85)	131	(2)	—	(532)	—	—	50
Loan Assignment — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Financials	—		—	(53)	—	—	—	1,939	—	1,886
Preferred Stocks — Materials	—	(b)	—	—	—	—	—	—	—	—	(b)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Energy	—	(a)	—	576	—	—	—	—	—	576

Total	$188,859		$(140)	$6,174	$(2,031)	$91,760	$(73,452)	$224,870	$(1,533)	$434,507

High Yield Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016
Investments in Securities
Asset-Backed Securities	$2,424		$—	$178	$(29)	$—	(a)	$(809)	$—	$—	$1,764
Common Stocks — Consumer Discretionary	1,355		—	117	—	—		—	—	—	1,472
Common Stocks — Financials	2,465		656	(878)	—	7,753		(9,925)	—	—	71
Common Stocks — Materials	—	(a)	—	—	—	—		—	—	—	—	(a)
Convertible Bonds — Consumer Discretionary	—	(a)	(1,654)	1,654	—	—		— (a)	—	—	—
Convertible Bonds — Utilities	7,656		3,694	(3,668)	—	—		(7,682)	—	—	—
Corporate Bonds — Consumer Discretionary	14,819		(786)	229	7	1		(12,326)	3,900	—	5,844
Corporate Bonds — Energy	9,600		(3,435)	11,658	13	—		(3,108)	13,701	(9,600)	18,829
Corporate Bonds — Financials	8,426		—	(9)	8	—		(772)	—	—	7,653
Corporate Bonds — Health Care	1		—	—	—	—		—	—	—	1
Corporate Bonds — Industrials	25,565		(45)	45	—	—		(4,488)	—	(21,077)	—	(a)
Corporate Bonds — Materials	6,962		—	—	—	—		—	—	(6,638)	324
Corporate Bonds — Telecommunication Services	5,626		—	(46)	49	2,661		—	—	—	8,290
Loan Assignments — Industrials	1,384		(205)	174	1	—		(1,354)	—	—	—
Loan Assignments — Materials	9,121		—	926	(2)	—		(10,045)	—	—	—
Preferred Stocks — Financials	—		—	(747)	—	—		—	27,070	—	26,323
Preferred Stocks — Materials	—	(a)	—	—	—	—		—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—		—	—	—	—	(a)
Warrants — Energy	—	(a)	—	— (a)	—	—		—	—	—	—	(a)

Total	$95,404		$(1,775)	$9,633	$47	$10,415		$(50,509)	$44,671	$(37,315)	$70,571

330	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

Inflation Managed Bond Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016
Investments in Securities
Asset-Backed Securities	$3,402	$—	$155		$1	$—	$(3,828)	$15,897	$—	$15,627
Collateralized Mortgage Obligation — Non-Agency CMO	82	—	—	(a)	— (a)	—	(6)	—	—	76
Commercial Mortgage-Backed Securities	559	—	(2)		(139)	—	(285)	—	—	133

Total	$4,043	$—	$153		$(138)	$—	$(4,119)	$15,897	$—	$15,836

Limited Duration Bond Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016
Investments in Securities
Asset-Backed Securities	$41,425	$—	$962	$18	$—	(a)	$(12,425)	$36,063	$—	$66,043
Collateralized Mortgage Obligations — Non-Agency CMO	17,334	—	134	(4)	—		(4,042)	2,513	—	15,935
Commercial Mortgage-Backed Securities	6,074	—	81	—	—		(17)	—	—	6,138

Total	$64,833	$—	$1,177	$14	$—		$(16,484)	$38,576	$—	$88,116

Mortgage-Backed Securities Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016
Investments in Securities
Asset-Backed Securities	$42,546	$—	$2,031	$(286)	$43,527	$(15,920)	$74,517	$(2,960)	$143,455
Collateralized Mortgage Obligations — Agency CMO	—	—	5	—	—	—	—	—	5
Collateralized Mortgage Obligations — Non-Agency CMO	33,778	—	(1,160)	(167)	3,152	(4,062)	8,809	(1,731)	38,619
Commercial Mortgage-Backed Securities	16,470	—	185	(372)	4,376	(265)	—	(700)	19,694
Loan Assignment — Financials	704	—	4	— (a)	68	(776)	—	—	—

Total	$93,498	$—	$1,065	$(825)	$51,123	$(21,023)	$83,326	$(5,391)	$201,773

Short Duration Bond Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016
Investments in Securities
Asset-Backed Securities	$25,508		$—	$1,134	$22		$10,210	$(30,274)	$138,448	$(8)	$145,040
Collateralized Mortgage Obligations — Non-Agency CMO	—	(a)	—	59	—	(a)	—	(772)	5,054	—	4,341
Commercial Mortgage-Backed Securities	7,890		—	(14)	—	(a)	—	(7,036)	—	—	840
Loan Assignment — Financials	2,638		—	13	—	(a)	255	(2,906)	—	—	—

Total	$36,036		$—	$1,192	$22		$10,465	$(40,988)	$143,502	$(8)	$150,221

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	331

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

Short Duration High Yield Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016
Investments in Securities
Corporate Bonds — Industrials	$525	$(16)	$24	$(8)	$—	$(525)	$—	$—	$—
Corporate Bonds — Materials	536	—	—	—	—	—	—	(536)	—
Loan Assignments — Industrials	194	—	—	—	—	—	—	(194)	—
Loan Assignments — Materials	208	9	21	— (a)	—	(238)	—	—	—
Common Stock — Energy	—	—	2	—	31	—	—	—	33
Preferred Stock — Financials	—	—	(22)	—	—	—	816	—	794

Total	$1,463	$(7)	$25	$(8)	$31	$(763)	$816	$(730)	$827

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2016 for Core Bond Fund, Core Plus Bond Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund.

There were no significant transfers among any levels during the six months ended August 31, 2016 for High Yield Fund.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2016, which were valued using significant unobservable inputs (level 3), were as follows (amounts in thousands):

Core Bond Fund	$9,207
Core Plus Bond Fund	6,805
High Yield Fund	10,895
Inflation Managed Bond Fund	168
Limited Duration Bond Fund	1,177
Mortgage-Backed Securities Fund	1,134
Short Duration Bond Fund	1,192
Short Duration High Yield Fund	(20)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

332	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$695,517	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (3.10%)
			Constant Default Rate	0.00% - 50.00% (13.76%)
			Yield (Discount Rate of Cash Flows)	1.39% - 7.80% (3.80%)
			Projected Principal Writedown	83.00% (83.00%)

Asset-Backed Securities	695,517

	101,482	Discounted Cash Flow	PSA Prepayment Model	393.00% (393.00%)
			Constant Prepayment Rate	1.00% - 37.14% (10.63%)
			Constant Default Rate	0.00% - 9.64% (2.81%)
			Yield (Discount Rate of Cash Flows)	0.61% - 142.13% (5.35%)

Collateralized Mortgage Obligations	101,482

	59,425	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (22.24%)
			Yield (Discount Rate of Cash Flows)	(10.90%) - 30.76% (4.31%)

Commercial Mortgage-Backed Securities	59,425

Total	$856,424

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2016, the value of these investments was approximately $344,448,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$16		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Common Stock	16

	1,886		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.73% (4.73%)
	—		Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stock	1,886

	9,101		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.32% - 18.50% (7.41%)
	50		Pending Distribution Amount	Discount for potential outcome (b)	15.00 - 99.99% (25.87%)

Corporate Bond	9,151

	233,190		Discounted Cash Flow	Liquidity Discount	4.50% (4.50%)
				Implied Spread to Index	2.00% (2.00%)
				Projected Principal Writedown	94.00% (94.00%)
				Constant Prepayment Rate	0.00% - 40.00% (7.51%)
				Constant Default Rate	0.00% - 50.00% (14.14%)
				Yield (Discount Rate of Cash Flows)	1.52% - 12.00% (4.57%)

Asset-Backed Securities	233,190

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	333

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

	Fair Value at August 31, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	15,359		Discounted Cash Flow	Constant Prepayment Rate	1.00% - 30.57% (10.01%)
				Constant Default Rate	0.00% - 7.99% (2.18%)
				Yield (Discount Rate of Cash Flows)	2.43% - 24.83% (4.91%)

Collateralized Mortgage Obligations	15,359

	66,057		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (8.73%)
				Yield (Discount Rate of Cash Flows)	0.97% - 30.76% (4.85%)

Commercial Mortgage-Backed Securities	66,057

Warrants	576		Intrinsic Value	Implied Minority / Liquidity Discount	20.00% (20.00%)

	—	(a)	Discounted Cash Flow	Projected Principal Writedown	99.99% (99.99%)

Loan Assignments	—	(a)

Total	$326,235

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2016, the value of these investments was approximately $108,272,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Amount rounds to less than 500.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such level 3 instruments.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$71		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Common Stocks	71

	26,323		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.73% (4.73%)
	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stocks	26,323

	32,963		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.96% - 18.50% (12.40%)
	325		Pending Distribution Amount	Discount for potential outcome (b)	15.00% - 99.99% (26.18%)

Corporate Bonds	33,288

	1,764		Discounted Cash Flow	Liquidity Discount	4.50% (4.50%)
				Implied Spread to Index	2.00% (2.00%)
				Constant Prepayment Rate	3.00% - 7.00% (4.22%)
				Constant Default Rate	5.52% - 6.10% (5.92%)
				Yield (Discount Rate of Cash Flows)	8.11% - 12.00% (10.82%)

Asset-Backed Securities	1,764

Warrants	—	(a)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$61,446

334	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2016, the value of these investments was approximately $9,125,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Amount rounds to less than 500.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Inflation Managed Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$15,627	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (1.00%)
			Constant Default Rate	0.00% - 36.00% (25.59%)
			Yield (Discount Rate of Cash Flows)	2.06% - 4.51% (3.65%)

Asset-Backed Securities	15,627

	76	Discounted Cash Flow	Constant Prepayment Rate	8.00%(8.00%)
			Constant Default Rate	0.25% (0.25%)
			Yield (Discount Rate of Cash Flows)	3.58% (3.58%)

Collateralized Mortgage Obligations	76

	24	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 90.00% (55.47%)
			Yield (Discount Rate of Cash Flows)	2.67% - 4.69% (3.44%)

Commercial Mortgage-Backed Securities	24

Total	$15,727

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2016, the value of these investments was approximately $109,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	335

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

Limited Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$62,667	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (2.33%)
			Constant Default Rate	0.00% - 50.00% (13.75%)
			Yield (Discount Rate of Cash Flows)	1.59% - 25.00% (4.34%)

Asset-Backed Securities	62,667

	15,935	Discounted Cash Flow	PSA Prepayment Model	393.00% (393.00%)
			Constant Prepayment Rate	0.50% - 14.62% (9.83%)
			Constant Default Rate	0.00% - 7.30% (0.09%)
			Yield (Discount Rate of Cash Flows)	1.39% - 6.70% (1.93%)

Collateralized Mortgage Obligations	15,935

	6,138	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (0.18%)
			Constant Default Rate	0.00% - 3.00% (0.11%)
			Yield (Discount Rate of Cash Flows)	3.26% - 5.42% (3.34%)

Commercial Mortgage-Backed Securities	6,138

Total	$84,740

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2016, the value of these investments was approximately $3,376,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$109,943	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 18.00% (2.00%)
			Constant Default Rate	0.00% - 50.00% (8.19%)
			Yield (Discount Rate of Cash Flows)	1.39%% - 7.53% (3.76%)
			Projected Principal Writedown	83.00% (83.00%)

Asset-Backed Securities	109,943

	33,826	Discounted Cash Flow	PSA Prepayment Model	393.00% (393.00%)
			Constant Prepayment Rate	1.00% - 37.14% (8.51%)
			Constant Default Rate	0.00% - 14.25% (4.94%)
			Yield (Discount Rate of Cash Flows)	(12.14)% - 142.13% (6.13%)

Collateralized Mortgage Obligations	33,826

	10,784	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (17.26%)
			Yield (Discount Rate of Cash Flows)	0.93% - 30.76% (4.28%)

Commercial Mortgage-Backed Securities	10,784

Total	$154,553

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2016, the value of these investments was approximately $47,220,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs

336	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$122,299		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 18.00% (2.01%)
				Constant Default Rate	0.00% - 36.00% (22.70%)
				Yield (Discount Rate of Cash Flows)	1.52% - 7.80% (3.66%)

Asset-Backed Securities	122,299

	—	(a)	Discounted Cash Flow	PSA Prepayment Model	393.00% (393.00%)
				Yield (Discount Rate of Cash Flows)	1.74% (1.74%)

Collateralized Mortgage Obligations	—	(a)

Total	$122,299

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2016, the value of these investments was approximately $27,922,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Short Duration High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at August 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$33	Broker Quote	Mid Price	$355.00 - $370.00 ($362.50)

Common Stock	33

	794	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.79% (4.79%)

Preferred Stock	794

Total	$827

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of August 31, 2016, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and Regulation S under the Securities Act.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	337

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

C. When Issued, Delayed Delivery Securities and Forward Commitments — Core Bond Fund, Core Plus Bond Fund, Government Bond Fund and Mortgage-Backed Securities Fund purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until the settlement date.

Core Bond Fund, Core Plus Bond Fund, Government Bond Fund and Mortgage-Backed Securities Fund had delayed delivery securities outstanding as of August 31, 2016, which are shown as Payable for investment securities purchased-delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2016 are detailed on the SOIs.

D. Loan Assignments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the borrower on a loan, provided, however, the fund’s rights may be more limited than the lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

At August 31, 2016, Short Duration High Yield Fund had investments in Loan Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank	Percentage
Deutsche Bank AG	7.0%

E. Unfunded Commitments — Core Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund have entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At August 31, 2016, the Funds did not have any outstanding unfunded loan commitments.

F. Derivatives — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract

338	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes F(1) — F(3) below describe the various derivatives used by the Funds.

(1). Futures Contracts — Core Plus Bond Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures exposes the Fund to interest risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — Core Plus Bond Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of August 31, 2016, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund engaged in various swap transactions, including interest rate and credit default swaps, to manage interest rate (e.g., duration, yield curve) and credit risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statement of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	339

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.).

Inflation Managed Bond Fund’s swap contracts at net value and collateral posted by counterparty as of August 31, 2016 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Inflation Managed Bond Fund	Collateral Posted	Barclays Bank plc	$(5,396)	$5,210
		BNP Paribas	(8,092)	8,220
		Citibank, N.A.	(8,077)	8,280
		Credit Suisse International	(6,740)	6,610
		Deutsche Bank AG, New York	(11,694)	11,700
		Goldman Sachs International	(6,657)	6,500
		Morgan Stanley Capital Services	(5,240)	5,890
		Royal Bank of Scotland	(2,111)	1,980

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Core Plus Bond Fund and High Yield Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

Core Plus Bond Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Inflation-Linked Swaps

Inflation Managed Bond Fund used inflation-linked swaps to provide inflation protection within its portfolio. The use of swaps exposes the Fund to interest rate risk.

340	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of August 31, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$116	$—	$—	$116
Foreign exchange contracts	Receivables	—	35	—	35
Credit contracts	Receivables	—	—	3,719	3,719

Total		$116	$35	$3,719	$3,870

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(209)	$—	$—	$(209)
Foreign exchange contracts	Payables	—	(296)	—	(296)
Credit contracts	Payables	—	—	—	—

Total		$(209)	$(296)	$—	$(505)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of August 31, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

High Yield Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Centrally Cleared Swaps (a)
Credit contracts	Receivables	$10,927

(a)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of August 31, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Inflation Managed Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		OTC Swaps
Interest rate contracts	Receivables	$247

Gross Liabilities:
Interest rate contracts	Payables	$(54,254)

The Fund did not have derivative assets as of August 31, 2016. The following table presents the Fund’s gross derivative liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral posted by the Fund as of August 31, 2016 (amounts in thousands):

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	341

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

Inflation Managed Bond Fund

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted (b)	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$5,396	$—	$(5,210)	$186
BNP Paribas	8,092	—	(8,092)	—
Citibank, N.A.	8,077	—	(8,077)	—
Credit Suisse International	6,740	—	(6,610)	130
Deutsche Bank AG, New York	11,694	—	(11,694)	—
Goldman Sachs International	6,657	—	(6,500)	157
Morgan Stanley Capital Services	5,240	—	(5,240)	—
Royal Bank of Scotland	2,111	—	(1,980)	131

	$54,007	$—	$(53,403)	$604

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.F.(3). for actual swap collateral received or posted.

The following tables present the effect of derivatives on the Statements of Operations for the six month ended August 31, 2016, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$1,302	$—	$(119)	$1,183
Foreign exchange contracts	—	(405)	—	(405)
Credit contracts	—	—	(6,299)	(6,299)

Total	$1,302	$(405)	$(6,418)	$(5,521)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$167	$—	$143	$310
Foreign exchange contracts	—	(128)	—	(128)
Credit contracts	—	—	(1,111)	(1,111)

Total	$167	$(128)	$(968)	$(929)

High Yield Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Credit contracts	$7,360

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Credit contracts	$1,553

342	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

Inflation Managed Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Interest rate contracts	$(23,228)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Interest rate contracts	$27,683

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the six month ended August 31, 2016 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Core Plus Bond Fund		High Yield Fund		Inflation Managed Bond Fund
Futures Contracts:
Average Notional Balance Long	$188,471		$—		$—
Average Notional Balance Short	46,418		—		—
Ending Notional Balance Long	286,594		—		—
Ending Notional Balance Short	102,761		—		—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	1,837		—		—
Average Settlement Value Sold	8,348		—		—
Ending Settlement Value Purchased	2,231		—		—
Ending Settlement Value Sold	8,700		—		—

Credit Default Swaps:
Average Notional Balance — Buy Protection	85,000		—		—
Average Notional Balance — Sell Protection	14,857		150,000	(a)	—
Ending Notional Balance — Buy Protection	50,000		—		—
Ending Notional Balance — Sell Protection	43,000		200,000		—

Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance — Pays Fixed Rate	5,000	(b)	—		1,086,286
Ending Notional Balance — Pays Fixed Rate	—		—		992,000

(a)	For the period March 1, 2016 through August 31, 2016.
(b)	For the period March 1, 2016 through March 31, 2016.

The Funds’ derivatives contracts held at August 31, 2016 are not accounted for as hedging instruments under GAAP.

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	343

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Inflation Managed Bond Fund invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees and sub-transfer agency fees are class-specific expenses. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the six months ended August 31, 2016 are as follows (amounts in thousands):

	Class A	Class C		Class R2		Class R5		Class R6		Institutional Class	Select Class		Total
Core Bond Fund
Transfer agency fees	$84	$21		$6		$3		$56		n/a	$92		$262
Sub-transfer agency fees	1,312	269		117		151		—		n/a	3,527		5,376

Core Plus Bond Fund
Transfer agency fees	29	6		2		n/a		12		$5	5		59
Sub-transfer agency fees	456	91		42		n/a		—		140	156		885

Government Bond Fund
Transfer agency fees	121	3		8		n/a		—	(a)	n/a	7		139
Sub-transfer agency fees	525	33		67		n/a		—		n/a	421		1,046

High Yield Fund
Transfer agency fees	51	8		5		2		15		n/a	500		581
Sub-transfer agency fees	367	87		12		23		—		n/a	2,771		3,260

Inflation Managed Bond Fund
Transfer agency fees	5	1		—	(a)	—	(a)	3		n/a	4		13
Sub-transfer agency fees	49	2		—	(a)	—		—		n/a	56		107

Limited Duration Bond Fund
Transfer agency fees	9	3		n/a		n/a		5		n/a	3		20
Sub-transfer agency fees	80	14		n/a		n/a		—		n/a	33		127

Mortgage-Backed Securities Fund
Transfer agency fees	10	1		n/a		n/a		6		n/a	6		23
Sub-transfer agency fees	62	5		n/a		n/a		—		n/a	226		293

Short Duration Bond Fund
Transfer agency fees	11	4		n/a		n/a		13		n/a	31		59
Sub-transfer agency fees	118	29		n/a		n/a		—		n/a	1,951		2,098

Short Duration High Yield Fund
Transfer agency fees	1	—	(a)	n/a		n/a		1		n/a	1		3
Sub-transfer agency fees	1	—	(a)	n/a		n/a		—		n/a	—	(a)	1

Treasury & Agency Fund
Transfer agency fees	2	n/a		n/a		n/a		n/a		n/a	1		3
Sub-transfer agency fees	3	n/a		n/a		n/a		n/a		n/a	11		14

(a)	Amount rounds to less than 500.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

344	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

L. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Fund	0.65	*
Inflation Managed Bond Fund	0.35
Limited Duration Bond Fund	0.25
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Short Duration High Yield Fund	0.50
Treasury & Agency Fund	0.30

*	Effective November 1, 2016, the annual rate will be 0.60%.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2016, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C	Class R2
0.25%	0.75%	0.50%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund purchased prior to September 3, 2013) and

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	345

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2016, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Core Bond Fund	$353		$1
Core Plus Bond Fund	288		1
Government Bond Fund	30		—	(a)
High Yield Fund	99		—	(a)
Inflation Managed Bond Fund	2		—	(a)
Limited Duration Bond Fund	5		—	(a)
Mortgage-Backed Securities Fund	25		1
Short Duration Bond Fund	28		—	(a)
Short Duration High Yield Fund	—	(a)	—
Treasury & Agency Fund	—	(a)	—

(a)	Amount rounds to less than 500.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not charge a shareholder servicing fee. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Institutional Class	Select Class
Core Bond Fund	0.25%	0.25%	0.25%	0.05%	n/a	0.25%
Core Plus Bond Fund	0.25	0.25	0.25	n/a	0.10%	0.25
Government Bond Fund	0.25	0.25	0.25	n/a	n/a	0.25
High Yield Fund	0.25	0.25	0.25	0.05	n/a	0.25
Inflation Managed Bond Fund	0.25	0.25	0.25	0.05	n/a	0.25
Limited Duration Bond Fund	0.25	0.25	n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.25	0.25	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.25	0.25	n/a	n/a	n/a	0.25
Short Duration High Yield Fund	0.25	0.25	n/a	n/a	n/a	0.25
Treasury & Agency Fund	0.25	n/a	n/a	n/a	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Core Plus Bond Fund and Inflation Managed Bond Fund. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to

346	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Core Bond Fund*	0.75%	1.40%	1.00%	0.45%	0.35%	n/a	0.58%
Core Plus Bond Fund^	0.75	1.40	1.15	n/a	0.40	0.49%	0.46
Government Bond Fund	0.75	1.48	1.00	n/a	0.35	n/a	0.48
High Yield Fund**	1.00	1.55	1.30	0.75	0.70	n/a	0.80
Inflation Managed Bond Fund	0.75	1.40	1.00	0.55	0.50	n/a	0.60
Limited Duration Bond Fund	0.70	1.20	n/a	n/a	0.25	n/a	0.45
Mortgage-Backed Securities Fund	0.65	1.15	n/a	n/a	0.25	n/a	0.40
Short Duration Bond Fund	0.80	1.30	n/a	n/a	0.30	n/a	0.55
Short Duration High Yield Fund	0.90	1.40	n/a	n/a	0.50	n/a	0.65
Treasury & Agency Fund	0.70	n/a	n/a	n/a	n/a	n/a	0.45

^	Prior to January 6, 2016, the contractual expense limitation for Core Plus Bond Fund was 0.65% for Select Class Shares.
*	Effective November 1, 2016, the contractual expense limitation is 0.50% for Select Shares. Effective July 1, 2017, the contractual expense limitation for Class R2 Shares will be 1.10%.
**	Effective November 1, 2016, the contractual expense limitations are 1.50%, 0.75%, 0.70%, and 0.60% for Class C, Select, Class R5 and Class R6 shares, respectively. Effective July 1, 2017, the contractual expense limitation for Class R2 Shares will be 1.35%.

Except as noted above, the expense limitation agreements were in effect for the six months ended August 31, 2016 and are in place until at least June 30, 2017, except for Class B Shares which are no longer operating and all share classes of Core Bond Fund and High Yield Fund which are in place until at least October 31, 2018.

For the six months ended August 31, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Core Bond Fund	$4,628	$3,079	$8,007	$15,714	$33
Core Plus Bond Fund	151	100	2,150	2,401	52
Government Bond Fund	149	99	1,570	1,818	444
High Yield Fund	1,832	1,219	8,351	11,402	716
Inflation Managed Bond Fund	—	—	478	478	48
Limited Duration Bond Fund	459	305	274	1,038	—
Mortgage-Backed Securities Fund	1,802	1,145	1,000	3,947	—
Short Duration Bond Fund	1,800	1,198	2,110	5,108	—
Short Duration High Yield Fund	145	63	63	271	—	(a)
Treasury & Agency Fund	143	43	2	188	—

(a)	Amount rounds to less than 500.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). For all funds with the exception of Core Plus Bond Fund, effective July 1, 2016, the Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. Prior to July 1, 2016, a portion of the waiver and/or reimbursement is voluntary.

For Core Plus Bond Fund, effective January 6, 2016, the Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund. Prior to January 6, 2016, a portion of the waiver was voluntary.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	347

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

The amounts of waivers resulting from investments in these money market funds for the six months ended August 31, 2016 were as follows (amounts in thousands):

Core Bond Fund	$1,330
Core Plus Bond Fund	297
High Yield Fund	390
Inflation Managed Bond Fund	13
Limited Duration Bond Fund	92
Mortgage-Backed Securities Fund	257
Short Duration High Yield Fund	7

H. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board’s appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2016, Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2016, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2016, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$3,085,703	$2,432,499	$698,532	$1,043,116
Core Plus Bond Fund	2,411,431	1,267,577	1,153,033	581,599
Government Bond Fund	93,008	76,916	50,037	14,330
High Yield Fund	4,125,437	2,364,154	—	—
Inflation Managed Bond Fund	122,946	232,229	122,772	192,132
Limited Duration Bond Fund	141,834	167,215	—	—
Mortgage-Backed Securities Fund	418,504	230,335	—	—
Short Duration Bond Fund	1,083,213	1,235,722	1,640,810	1,464,622
Short Duration High Yield Fund	52,362	53,371	—	—
Treasury & Agency Fund	—	2,310	15,999	16,335

348	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2016 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$28,059,435	$1,484,168	$54,057	$1,430,111
Core Plus Bond Fund	6,599,268	230,169	43,630	186,539
Government Bond Fund	1,320,736	78,042	2,030	76,012
High Yield Fund	12,071,594	432,730	437,007	(4,277)
Inflation Managed Bond Fund	1,424,577	43,761	1,864	41,897
Limited Duration Bond Fund	1,257,370	6,902	8,746	(1,844)
Mortgage-Backed Securities Fund	2,710,415	101,582	13,047	88,535
Short Duration Bond Fund	10,999,861	66,648	15,018	51,630
Short Duration High Yield Fund	168,121	2,500	6,087	(3,587)
Treasury & Agency Fund	101,863	854	6	848

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 29, 2016, Core Bond Fund, Government Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Treasury & Agency Fund did not have any net capital loss carryforwards.

At February 29, 2016, the Funds had the following pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains (amounts in thousands):

	2017	2018	2019	Total
Limited Duration Bond Fund	$42,572	$10,531	$6,963	$60,066

As of February 29, 2016, the Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term		Long-Term
Core Plus Bond Fund	$1,406		$—
High Yield Fund	39,756		44,932
Inflation Managed Bond Fund	8,757		316
Limited Duration Bond Fund	—	(a)	11,012
Short Duration High Yield Fund	3,057		2,013

(a)	Amount rounds to less than 500.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended August 31, 2016.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	349

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

In addition, effective August 16, 2016, the Trusts along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which and any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the Fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended. The Funds did not utilize the Credit Facility during the period ended August 31, 2016.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2016, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Core Bond Fund	—%	20.9%
Core Plus Bond Fund	19.8	16.7
High Yield Fund	—	22.2
Inflation Managed Bond Fund	16.3	27.2
Limited Duration Bond Fund	46.5	—

As of August 31, 2016, the Funds had omnibus accounts which represented the following percentage of each Fund’s net assets:

	Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-affiliated Omnibus Accounts	% of the Fund
Core Plus Bond Fund	1	13.6%	—	—%
Government Bond Fund	—	—	1	17.8
High Yield Fund	1	10.8	—	—
Inflation Managed Bond Fund	1	24.4	—	—
Short Duration Bond Fund	2	64.6	1	11.7
Short Duration High Yield Fund	1	82.3	1	11.0
Treasury & Agency Fund	2	64.4	—	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Core Plus Bond Fund, High Yield Fund and Short Duration High Yield Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

A significant portion of the Funds’ (except High Yield Fund, Short Duration High Yield Fund and Treasury & Agency Fund) investments are comprised of asset-backed or mortgage related securities, including securities backed by sub-prime mortgages.

350	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

High Yield Fund and Short Duration High Yield Fund may invest up to 100% of the Funds’ total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

8. Subscription in-Kind

During the six months ended August 31, 2016, certain Short Duration Bond Fund Class R6 shareholders purchased shares of Short Duration Bond Fund. The portfolio securities were received primarily by means of a subscription in-kind exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amount in thousands):

May 9, 2016	Value	Type
Class R6	$44,995	Subscription in-kind

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	351

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2016, and continued to hold your shares at the end of the reporting period, August 31, 2016.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period	Annualized Expense Ratio
Core Bond Fund
Class A
Actual*	$1,000.00	$1,031.90	$3.79	0.74%
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Class C
Actual*	1,000.00	1,028.20	7.11	1.39
Hypothetical*	1,000.00	1,018.20	7.07	1.39
Class R2
Actual*	1,000.00	1,031.50	5.07	0.99
Hypothetical*	1,000.00	1,020.21	5.04	0.99
Class R5
Actual*	1,000.00	1,034.40	2.26	0.44
Hypothetical*	1,000.00	1,022.99	2.24	0.44
Class R6
Actual*	1,000.00	1,034.80	1.74	0.34
Hypothetical*	1,000.00	1,023.49	1.73	0.34
Select Class
Actual*	1,000.00	1,032.70	2.92	0.57
Hypothetical*	1,000.00	1,022.33	2.91	0.57

Core Plus Bond Fund
Class A
Actual*	1,000.00	1,047.50	3.82	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Class C
Actual*	1,000.00	1,043.60	7.16	1.39
Hypothetical*	1,000.00	1,018.20	7.07	1.39
Class R2
Actual*	1,000.00	1,045.20	5.88	1.14
Hypothetical*	1,000.00	1,019.46	5.80	1.14

352	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period	Annualized Expense Ratio
Core Plus Bond Fund (continued)
Class R6
Actual*	$1,000.00	$1,049.00	$2.01	0.39%
Hypothetical*	1,000.00	1,023.24	1.99	0.39
Institutional Class
Actual*	1,000.00	1,047.30	2.48	0.48
Hypothetical*	1,000.00	1,022.79	2.45	0.48
Select Class
Actual*	1,000.00	1,048.80	2.32	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45

Government Bond Fund
Class A
Actual*	1,000.00	1,017.90	3.81	0.75
Hypothetical*	1,000.00	1,021.42	3.82	0.75
Class C
Actual*	1,000.00	1,014.20	7.46	1.47
Hypothetical*	1,000.00	1,017.80	7.48	1.47
Class R2
Actual*	1,000.00	1,016.60	5.08	1.00
Hypothetical*	1,000.00	1,020.16	5.09	1.00
Class R6
Actual**	1,000.00	997.40	0.29	0.35
Hypothetical*	1,000.00	1,023.44	1.79	0.35
Select Class
Actual*	1,000.00	1,019.30	2.44	0.48
Hypothetical*	1,000.00	1,022.79	2.45	0.48

High Yield Fund
Class A
Actual*	1,000.00	1,130.10	5.32	0.99
Hypothetical*	1,000.00	1,020.21	5.04	0.99
Class C
Actual*	1,000.00	1,126.60	8.25	1.54
Hypothetical*	1,000.00	1,017.44	7.83	1.54
Class R2
Actual*	1,000.00	1,128.50	6.92	1.29
Hypothetical*	1,000.00	1,018.70	6.56	1.29
Class R5
Actual*	1,000.00	1,132.10	3.98	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Class R6
Actual*	1,000.00	1,132.40	3.71	0.69
Hypothetical*	1,000.00	1,021.73	3.52	0.69
Select Class
Actual*	1,000.00	1,132.10	4.25	0.79
Hypothetical*	1,000.00	1,021.22	4.02	0.79

Inflation Managed Bond Fund
Class A
Actual*	1,000.00	1,027.70	3.83	0.75
Hypothetical*	1,000.00	1,021.42	3.82	0.75
Class C
Actual*	1,000.00	1,024.70	7.09	1.39
Hypothetical*	1,000.00	1,018.20	7.07	1.39
Class R2
Actual*	1,000.00	1,027.60	5.11	1.00
Hypothetical*	1,000.00	1,020.16	5.09	1.00

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	353

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period	Annualized Expense Ratio
Inflation Managed Bond Fund (continued)
Class R5
Actual*	$1,000.00	$1,028.80	$2.66	0.52%
Hypothetical*	1,000.00	1,022.58	2.65	0.52
Class R6
Actual*	1,000.00	1,030.30	2.35	0.46
Hypothetical*	1,000.00	1,022.89	2.35	0.46
Select Class
Actual*	1,000.00	1,028.80	3.07	0.60
Hypothetical*	1,000.00	1,022.18	3.06	0.60

Limited Duration Bond Fund
Class A
Actual*	1,000.00	1,009.50	3.44	0.68
Hypothetical*	1,000.00	1,021.78	3.47	0.68
Class C
Actual*	1,000.00	1,007.10	5.97	1.18
Hypothetical*	1,000.00	1,019.26	6.01	1.18
Class R6
Actual*	1,000.00	1,011.90	1.22	0.24
Hypothetical*	1,000.00	1,024.00	1.22	0.24
Select Class
Actual*	1,000.00	1,010.80	2.18	0.43
Hypothetical*	1,000.00	1,023.04	2.19	0.43

Mortgage-Backed Securities Fund
Class A
Actual*	1,000.00	1,016.00	3.20	0.63
Hypothetical*	1,000.00	1,022.03	3.21	0.63
Class C
Actual*	1,000.00	1,013.10	5.73	1.13
Hypothetical*	1,000.00	1,019.51	5.75	1.13
Class R6
Actual*	1,000.00	1,018.50	1.17	0.23
Hypothetical*	1,000.00	1,024.05	1.17	0.23
Select Class
Actual*	1,000.00	1,017.70	1.93	0.38
Hypothetical*	1,000.00	1,023.29	1.94	0.38

Short Duration Bond Fund
Class A
Actual*	1,000.00	1,007.60	4.05	0.80
Hypothetical*	1,000.00	1,021.17	4.08	0.80
Class C
Actual*	1,000.00	1,005.00	6.57	1.30
Hypothetical*	1,000.00	1,018.65	6.61	1.30
Class R6
Actual*	1,000.00	1,010.20	1.52	0.30
Hypothetical*	1,000.00	1,023.69	1.53	0.30
Select Class
Actual*	1,000.00	1,009.90	2.79	0.55
Hypothetical*	1,000.00	1,022.43	2.80	0.55

354	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period	Annualized Expense Ratio
Short Duration High Yield Fund
Class A
Actual*	$1,000.00	$1,085.90	$4.68	0.89%
Hypothetical*	1,000.00	1,020.72	4.53	0.89
Class C
Actual*	1,000.00	1,084.50	7.30	1.39
Hypothetical*	1,000.00	1,018.20	7.07	1.39
Class R6
Actual*	1,000.00	1,089.30	2.58	0.49
Hypothetical*	1,000.00	1,022.74	2.50	0.49
Select Class
Actual*	1,000.00	1,088.60	3.37	0.64
Hypothetical*	1,000.00	1,021.98	3.26	0.64

Treasury & Agency Fund
Class A
Actual*	1,000.00	1,003.90	3.54	0.70
Hypothetical*	1,000.00	1,021.68	3.57	0.70
Select Class
Actual*	1,000.00	1,004.90	2.27	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the actual period). Commencement of operations was August 1, 2016.

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	355

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2016, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 17, 2016.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of Funds with greater than two years of performance history, as well as a risk/return assessment of certain Funds as compared to the Fund’s objectives and peers, in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memo-

randum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity

356	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and JPMIM earn fees from the Funds for providing shareholder and administrative services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund, and Treasury & Agency Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Inflation Managed Bond Fund and Short Duration High Yield Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser,

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	357

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a sub-set of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. For certain Funds, the Trustees and Adviser determined that the Peer Group and/or Universe were less meaningful and the independent consultant prepared an analysis of those Funds across various risk and return metrics including tracking error, volatility, total/excess return versus various indices and customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s performance for Class A shares was in the first, third and fifth quintiles based upon the Peer Group, and in the first, third and third quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for Select Class shares was in the first, third and fourth quintiles based upon the Peer Group, and in the first, second and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Core Plus Bond Fund’s performance for Class A shares was in the first quintile based upon the Peer Group, and in the second, first and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for Select Class shares was in the fourth, first and second quintiles based upon the Peer Group, and in the second, first and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Government Bond Fund’s performance for Class A shares was in the first, fourth and first quintiles based upon the Peer Group, and in the second, third, and first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for Select Class shares was in the first, fifth and first quintiles based upon the Peer Group and in the first, second and first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the High Yield Fund’s performance for Class A shares was in the third, third and fourth quintiles based upon the Peer Group, and in the fourth, third, and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for Select Class shares was in the third, third and fourth quintiles based upon the Peer Group, and in the third quintile based on the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and

358	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Inflation Managed Bond Fund’s performance for Class A shares was in the first, first, and fifth quintiles based upon the Peer Group, and in the first, first and fourth quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for Select Class shares was in the first quintile for both the one- and three-year periods ended December 31, 2015 based upon the Peer Group, and in the first, first, and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Limited Duration Bond Fund’s performance for Class A shares was in the fourth, first and second quintiles based upon the Peer Group, and in the third, first and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that the performance for Select Class shares was in the first quintile for each of the one-, three-, and five-year periods ended December 31, 2015 based upon the Peer Group, and in the third, first, and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the performance was reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s performance for Class A shares was in the first, second and second quintiles based upon the Peer Group, and in the first, third, and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees noted that performance for Select Class shares was in the first, second, and second quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that, based upon the Universe, the Short Duration Bond Fund’s performance was in the third, third, and second quintiles for Class A shares, and in the first quintile for Select Class shares for the one-, three-, and five-year periods ended December 31, 2015. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Short Duration High Yield Fund’s performance for Class A shares was in the fourth and second quintiles based upon the Peer Group and Universe, respectively, and in the third and second quintiles based upon the Peer Group and Universe, respectively, for Select Class shares for the one-year period ended December 31, 2015. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the fixed income committee at each of their regular meetings over the course of the next year.

The Trustees noted that, based upon the Universe, the Treasury & Agency Fund’s performance was in the third, fourth and third quintiles for Class A shares, and in the second, third, and second quintiles for Select Class shares, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the

AUGUST 31, 2016	J.P. MORGAN INCOME FUNDS	359

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s net advisory fee for Class A shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Select Class shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Select Class shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Core Plus Bond Fund’s net advisory fee for Class A shares was in the first and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Select Class shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Select Class shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Government Bond Fund’s net advisory fee for Class A shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Select Class shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Select Class shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the High Yield Fund’s net advisory fee for Class A shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fourth and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Select Class shares was in the fifth quintile based upon both the Peer Group and Universe and that the actual total expenses for Select Class shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, including the changes to the Fund’s contractual advisory fee and Fee Caps effective November 1, 2016, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Inflation Managed Bond Fund’s net advisory fee for both Class A and Select Class shares was in the fifth quintile based upon both the Peer Group and Universe. The Trustees noted that that the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe, and in the first and third quintiles for Select Class shares based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Limited Duration Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Select Class shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Select Class Shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe, and that the net advisory fee and actual total expenses for Select Class shares were in the first quintile based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Short Duration Bond Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that actual total expenses for Class A shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Select Class shares were in the second quintile based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Short Duration High Yield Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile based upon both the Peer Groups and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Treasury & Agency Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile based upon both the Peer Groups and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

360	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2016

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. August 2016.	SAN-INC2-816

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

      (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

      (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable to a semi-annual report.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the

Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 4, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer

November 4, 2016